UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)
4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                                44144
 (Address of principal executive offices)                                        (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH  43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Victory US 500 Enhanced Volatility Wtd Index Fund

Class A

Ticker: CUHAX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$52	0.99%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,577
Number of Holdings	503
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	4.1%
Materials	4.4%
Energy	5.0%
Utilities	7.1%
Consumer Staples	8.1%
Consumer Discretionary	9.4%
Health Care	10.3%
Information Technology	12.1%
Industrials	18.6%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

T-Mobile US, Inc.	0.4%
Kinder Morgan, Inc.	0.4%
Visa, Inc., Class A	0.4%
Automatic Data Processing, Inc.	0.4%
Berkshire Hathaway, Inc., Class B	0.3%
Fiserv, Inc.	0.3%
Atmos Energy Corp.	0.3%
The Coca-Cola Co.	0.3%
Honeywell International, Inc.	0.3%
Loews Corp.	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CUHAX — SAR (12/24)

Victory US 500 Enhanced Volatility Wtd Index Fund

Class C

Ticker: CUHCX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$91	1.74%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,577
Number of Holdings	503
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	4.1%
Materials	4.4%
Energy	5.0%
Utilities	7.1%
Consumer Staples	8.1%
Consumer Discretionary	9.4%
Health Care	10.3%
Information Technology	12.1%
Industrials	18.6%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

T-Mobile US, Inc.	0.4%
Kinder Morgan, Inc.	0.4%
Visa, Inc., Class A	0.4%
Automatic Data Processing, Inc.	0.4%
Berkshire Hathaway, Inc., Class B	0.3%
Fiserv, Inc.	0.3%
Atmos Energy Corp.	0.3%
The Coca-Cola Co.	0.3%
Honeywell International, Inc.	0.3%
Loews Corp.	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CUHCX — SAR (12/24)

Victory US 500 Enhanced Volatility Wtd Index Fund

Class I

Ticker: CUHIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$39	0.74%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,577
Number of Holdings	503
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	4.1%
Materials	4.4%
Energy	5.0%
Utilities	7.1%
Consumer Staples	8.1%
Consumer Discretionary	9.4%
Health Care	10.3%
Information Technology	12.1%
Industrials	18.6%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

T-Mobile US, Inc.	0.4%
Kinder Morgan, Inc.	0.4%
Visa, Inc., Class A	0.4%
Automatic Data Processing, Inc.	0.4%
Berkshire Hathaway, Inc., Class B	0.3%
Fiserv, Inc.	0.3%
Atmos Energy Corp.	0.3%
The Coca-Cola Co.	0.3%
Honeywell International, Inc.	0.3%
Loews Corp.	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CUHIX — SAR (12/24)

Victory Market Neutral Income Fund

Class A

Ticker: CBHAX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,564,055
Number of Holdings	436
Portfolio Turnover	39%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	2.7%
Health Care	2.9%
Materials	4.9%
Industrials	6.0%
Consumer Discretionary	6.6%
Communication Services	6.7%
Consumer Staples	8.2%
Energy	12.0%
Utilities	16.0%
Financials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Mobile Co. Ltd.	0.5%
PTT PCL	0.5%
Tenaga Nasional Bhd	0.5%
Intouch Holdings PCL	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.4%
Bank of China Ltd., Class H	0.4%
Portland General Electric Co.	0.4%
China Construction Bank Corp., Class H	0.4%
Industrial & Commercial Bank of China Ltd., Class H	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHAX — SAR (12/24)

Victory Market Neutral Income Fund

Class C

Ticker: CBHCX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$76	1.50%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,564,055
Number of Holdings	436
Portfolio Turnover	39%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	2.7%
Health Care	2.9%
Materials	4.9%
Industrials	6.0%
Consumer Discretionary	6.6%
Communication Services	6.7%
Consumer Staples	8.2%
Energy	12.0%
Utilities	16.0%
Financials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Mobile Co. Ltd.	0.5%
PTT PCL	0.5%
Tenaga Nasional Bhd	0.5%
Intouch Holdings PCL	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.4%
Bank of China Ltd., Class H	0.4%
Portland General Electric Co.	0.4%
China Construction Bank Corp., Class H	0.4%
Industrial & Commercial Bank of China Ltd., Class H	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHCX — SAR (12/24)

Victory Market Neutral Income Fund

Class I

Ticker: CBHIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$20	0.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,564,055
Number of Holdings	436
Portfolio Turnover	39%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	2.7%
Health Care	2.9%
Materials	4.9%
Industrials	6.0%
Consumer Discretionary	6.6%
Communication Services	6.7%
Consumer Staples	8.2%
Energy	12.0%
Utilities	16.0%
Financials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Mobile Co. Ltd.	0.5%
PTT PCL	0.5%
Tenaga Nasional Bhd	0.5%
Intouch Holdings PCL	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.4%
Bank of China Ltd., Class H	0.4%
Portland General Electric Co.	0.4%
China Construction Bank Corp., Class H	0.4%
Industrial & Commercial Bank of China Ltd., Class H	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHIX — SAR (12/24)

Victory Market Neutral Income Fund

Member Class

Ticker: CBHMX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$28	0.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,564,055
Number of Holdings	436
Portfolio Turnover	39%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	2.7%
Health Care	2.9%
Materials	4.9%
Industrials	6.0%
Consumer Discretionary	6.6%
Communication Services	6.7%
Consumer Staples	8.2%
Energy	12.0%
Utilities	16.0%
Financials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Mobile Co. Ltd.	0.5%
PTT PCL	0.5%
Tenaga Nasional Bhd	0.5%
Intouch Holdings PCL	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.4%
Bank of China Ltd., Class H	0.4%
Portland General Electric Co.	0.4%
China Construction Bank Corp., Class H	0.4%
Industrial & Commercial Bank of China Ltd., Class H	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

CBHMX — SAR (12/24)

VictoryShares US 500 Volatility Wtd ETF

Ticker: CFA     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares US 500 Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US 500 Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$522,686
Number of Holdings	502
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

T-Mobile US, Inc.	0.4%
Kinder Morgan, Inc.	0.4%
Visa, Inc., Class A	0.4%
Automatic Data Processing, Inc.	0.4%
Berkshire Hathaway, Inc., Class B	0.3%
Fiserv, Inc.	0.3%
Atmos Energy Corp.	0.3%
The Coca-Cola Co.	0.3%
Honeywell International, Inc.	0.3%
Loews Corp.	0.3%
Value	Value
Communication Services	4.1%
Materials	4.4%
Energy	5.0%
Utilities	7.1%
Consumer Staples	8.1%
Consumer Discretionary	9.5%
Health Care	10.3%
Information Technology	12.2%
Industrials	18.6%
Financials	19.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CFA — SAR (12/24)

VictoryShares US Small Cap Volatility Wtd ETF

Ticker: CSA     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares US Small Cap Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Small Cap Volatility Wtd ETF	$19	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,938
Number of Holdings	507
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

DT Midstream, Inc.	0.5%
Federated Hermes, Inc.	0.4%
IDACORP, Inc.	0.4%
TXNM Energy, Inc.	0.4%
Madison Square Garden Sports Corp.	0.4%
Alaska Air Group, Inc.	0.4%
Spire, Inc.	0.4%
Dolby Laboratories, Inc., Class A	0.3%
Cal-Maine Foods, Inc.	0.3%
Flowserve Corp.	0.3%
Value	Value
Communication Services	2.6%
Consumer Staples	5.0%
Utilities	5.6%
Energy	5.8%
Materials	6.0%
Health Care	6.2%
Information Technology	9.5%
Consumer Discretionary	13.9%
Industrials	20.0%
Financials	24.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CSA — SAR (12/24)

VictoryShares International Volatility Wtd ETF

Ticker: CIL     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares International Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Volatility Wtd ETF	$23	0.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$94,530
Number of Holdings	512
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Enbridge, Inc.	0.4%
London Stock Exchange Group PLC	0.4%
United Overseas Bank Ltd.	0.4%
Pembina Pipeline Corp.	0.4%
Deutsche Telekom AG	0.4%
Danone SA	0.4%
Oversea-Chinese Banking Corp. Ltd.	0.4%
Hydro One Ltd.	0.4%
Koninklijke KPN NV	0.4%
Fortis, Inc.	0.4%
Value	Value
Energy	5.1%
Utilities	5.5%
Materials	5.5%
Information Technology	5.7%
Health Care	6.7%
Communication Services	7.1%
Consumer Staples	9.6%
Consumer Discretionary	9.9%
Industrials	17.7%
FinancialsFootnote Reference**	25.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CIL — SAR (12/24)

VictoryShares US Large Cap High Div Volatility Wtd ETF

Ticker: CDL     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares US Large Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Large Cap High Div Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$339,610
Number of Holdings	101
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Kinder Morgan, Inc.	1.7%
Entergy Corp.	1.5%
NiSource, Inc.	1.5%
The Williams Cos., Inc.	1.5%
Cisco Systems, Inc.	1.4%
PPL Corp.	1.4%
CME Group, Inc.	1.4%
Duke Energy Corp.	1.4%
ONEOK, Inc.	1.3%
Sempra	1.3%
Value	Value
Industrials	2.6%
Consumer Discretionary	3.1%
Materials	3.5%
Information Technology	4.7%
Communication Services	5.2%
Health Care	5.7%
Energy	12.5%
Consumer Staples	16.8%
Financials	20.2%
UtilitiesFootnote Reference**	25.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments if a sector comprises more than 25% of the net assets of the Fund the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CDL — SAR (12/24)

VictoryShares US Small Cap High Div Volatility Wtd ETF

Ticker: CSB     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares US Small Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Small Cap High Div Volatility Wtd ETF	$19	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$291,377
Number of Holdings	105
Portfolio Turnover	35%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

DT Midstream, Inc.	2.1%
Federated Hermes, Inc.	1.7%
IDACORP, Inc.	1.7%
TXNM Energy, Inc.	1.6%
Spire, Inc.	1.6%
Cal-Maine Foods, Inc.	1.5%
New Jersey Resources Corp.	1.5%
National Fuel Gas Co.	1.5%
Kinetik Holdings, Inc.	1.4%
Northwestern Energy Group, Inc.	1.4%
Value	Value
Information Technology	1.2%
Health Care	3.0%
Communication Services	4.0%
Consumer Staples	5.0%
Materials	5.7%
Industrials	6.7%
Consumer Discretionary	13.4%
Energy	13.9%
Utilities	20.6%
FinancialsFootnote Reference**	25.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CSB — SAR (12/24)

VictoryShares Dividend Accelerator ETF

Ticker: VSDA     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares Dividend Accelerator ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Dividend Accelerator ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$226,271
Number of Holdings	75
Portfolio Turnover	13%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Franklin Resources, Inc.	3.9%
Altria Group, Inc.	3.9%
T. Rowe Price Group, Inc.	3.1%
Hormel Foods Corp.	2.9%
Chevron Corp.	2.6%
The Travelers Cos., Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Emerson Electric Co.	2.3%
Bristol-Myers Squibb Co.	2.2%
Medtronic PLC	2.2%
Value	Value
Information Technology	1.3%
Utilities	3.8%
Energy	5.1%
Consumer Discretionary	6.9%
Materials	7.0%
Health Care	9.9%
Industrials	14.2%
Financials	24.6%
Consumer StaplesFootnote Reference**	26.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VSDA — SAR (12/24)

VictoryShares US Multi-Factor Minimum Volatility ETF

Ticker: VSMV     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares US Multi-Factor Minimum Volatility ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Multi-Factor Minimum Volatility ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$112,891
Number of Holdings	70
Portfolio Turnover	38%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	10.9%
Microsoft Corp.	9.2%
Walmart, Inc.	4.2%
Johnson & Johnson	3.4%
Exxon Mobil Corp.	3.3%
The Procter & Gamble Co.	3.1%
Cencora, Inc.	3.0%
Republic Services, Inc.	3.0%
Automatic Data Processing, Inc.	2.9%
Aflac, Inc.	2.8%
Value	Value
Real Estate	0.4%
Consumer Discretionary	2.2%
Materials	2.3%
Communication Services	3.1%
Financials	7.0%
Energy	8.7%
Consumer Staples	10.8%
Industrials	16.3%
Health Care	20.1%
Information TechnologyFootnote Reference**	28.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VSMV — SAR (12/24)

VictoryShares US 500 Enhanced Volatility Wtd ETF

Ticker: CFO     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares US 500 Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US 500 Enhanced Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$427,748
Number of Holdings	503
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

T-Mobile US, Inc.	0.4%
Kinder Morgan, Inc.	0.4%
Visa, Inc., Class A	0.4%
Automatic Data Processing, Inc.	0.4%
Berkshire Hathaway, Inc., Class B	0.3%
Fiserv, Inc.	0.3%
Atmos Energy Corp.	0.3%
The Coca-Cola Co.	0.3%
Honeywell International, Inc.	0.3%
Loews Corp.	0.3%
Value	Value
Communication Services	4.1%
Materials	4.4%
Energy	5.0%
Utilities	7.1%
Consumer Staples	8.1%
Consumer Discretionary	9.4%
Health Care	10.3%
Information Technology	12.2%
Industrials	18.6%
Financials	19.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CFO — SAR (12/24)

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Ticker: CDC     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US EQ Income Enhanced Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$763,812
Number of Holdings	106
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Kinder Morgan, Inc.	1.7%
Entergy Corp.	1.5%
NiSource, Inc.	1.5%
The Williams Cos., Inc.	1.5%
Cisco Systems, Inc.	1.4%
PPL Corp.	1.4%
CME Group, Inc.	1.4%
Duke Energy Corp.	1.4%
ONEOK, Inc.	1.3%
Sempra	1.3%
Value	Value
Industrials	2.6%
Consumer Discretionary	3.1%
Materials	3.5%
Information Technology	4.7%
Communication Services	5.2%
Health Care	5.7%
Energy	12.5%
Consumer Staples	16.8%
Financials	20.2%
UtilitiesFootnote Reference**	25.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CDC — SAR (12/24)

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Ticker: CSF     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares US Discovery Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Discovery Enhanced Volatility Wtd ETF	$19	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$41,152
Number of Holdings	508
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

DT Midstream, Inc.	0.5%
Federated Hermes, Inc.	0.4%
IDACORP, Inc.	0.4%
TXNM Energy, Inc.	0.4%
Madison Square Garden Sports Corp.	0.4%
Alaska Air Group, Inc.	0.4%
Spire, Inc.	0.4%
Dolby Laboratories, Inc., Class A	0.3%
Cal-Maine Foods, Inc.	0.3%
Flowserve Corp.	0.3%
Value	Value
Communication Services	2.6%
Consumer Staples	5.0%
Utilities	5.6%
Energy	5.8%
Materials	6.0%
Health Care	6.2%
Information Technology	9.5%
Consumer Discretionary	14.0%
Industrials	20.0%
Financials	24.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CSF — SAR (12/24)

VictoryShares THB Mid Cap ETF

Ticker: MDCP     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares THB Mid Cap ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
THB Mid Cap ETF	$28	0.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$84,583
Number of Holdings	30
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Houlihan Lokey, Inc.	4.6%
Keysight Technologies, Inc.	4.3%
Westinghouse Air Brake Technologies Corp.	4.2%
NVR, Inc.	4.2%
Brown & Brown, Inc.	4.1%
Ingredion, Inc.	4.0%
Teledyne Technologies, Inc.	4.0%
Fastenal Co.	3.8%
PTC, Inc.	3.8%
CF Industries Holdings, Inc.	3.8%
Value	Value
Materials	7.2%
Consumer Staples	7.6%
Health Care	9.7%
Consumer Discretionary	11.4%
Financials	11.9%
Information Technology	12.1%
IndustrialsFootnote Reference**	39.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

MDCP — SAR (12/24)

VictoryShares Free Cash Flow ETF

Ticker: VFLO     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares Free Cash Flow ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Free Cash Flow ETF	$21	0.39%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,688,967
Number of Holdings	55
Portfolio Turnover	79%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

QUALCOMM, Inc.	3.6%
Merck & Co., Inc.	3.5%
General Motors Co.	3.3%
Exxon Mobil Corp.	3.2%
Chevron Corp.	3.2%
The Cigna Group	3.0%
Gilead Sciences, Inc.	2.7%
Expedia Group, Inc.	2.6%
ConocoPhillips Co.	2.6%
Pfizer, Inc.	2.6%
Value	Value
Materials	1.6%
Utilities	2.0%
Communication Services	2.0%
Industrials	8.1%
Information Technology	11.7%
Consumer Discretionary	20.8%
Energy	23.0%
Health CareFootnote Reference**	30.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VFLO — SAR (12/24)

VictoryShares Small Cap Free Cash Flow ETF

Ticker: SFLO     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares Small Cap Free Cash Flow ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Small Cap Free Cash Flow ETF	$25	0.49%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$180,529
Number of Holdings	205
Portfolio Turnover	65%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Royalty Pharma PLC, Class A	1.9%
Jazz Pharmaceuticals PLC	1.6%
Oscar Health, Inc., Class A	1.6%
Scorpio Tankers, Inc.	1.5%
Civitas Resources, Inc.	1.4%
International Seaways, Inc.	1.3%
Progyny, Inc.	1.2%
Chord Energy Corp.	1.2%
CONSOL Energy, Inc.	1.2%
Dillard's, Inc., Class A	1.1%
Value	Value
Utilities	0.6%
Financials	2.0%
Consumer Staples	2.5%
Materials	3.1%
Communication Services	7.2%
Information Technology	8.6%
Health Care	12.1%
Industrials	16.8%
Consumer Discretionary	19.0%
EnergyFootnote Reference**	27.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

SFLO — SAR (12/24)

VictoryShares Free Cash Flow Growth ETF

Ticker: GFLW     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares Free Cash Flow Growth ETF (the "Fund") for the period of December 4, 2024 to December 31, 2024 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Free Cash Flow Growth ETF	$3Footnote Reference**	0.39%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$47,565
Number of Holdings	100
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NVIDIA Corp.	4.1%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.9%
Netflix, Inc.	3.1%
AppLovin Corp., Class A	3.1%
Alphabet, Inc., Class A	2.9%
Spotify Technology SA	2.8%
Palantir Technologies, Inc., Class A	2.5%
Booking Holdings, Inc.	2.5%
GE Vernova, Inc.	2.3%
Value	Value
Consumer Staples	1.8%
Health Care	7.4%
Communication Services	15.0%
Consumer Discretionary	16.2%
Industrials	17.2%
Information TechnologyFootnote Reference**	42.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Statement of Additional Information

Summary Prospectus

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GFLW — SAR (12/24)

VictoryShares Short-Term Bond ETF

Ticker: USTB     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares Short-Term Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Short-Term Bond ETF	$17	0.33%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$909,562
Number of Holdings	676
Portfolio Turnover	15%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	35.2%
Asset-Backed Securities	26.6%
U.S. Treasury Obligations	16.8%
Yankee Dollars	6.5%
Collateralized Mortgage Obligations	3.1%
OtherFootnote Reference**	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

USTB — SAR (12/24)

VictoryShares Core Intermediate Bond ETF

Ticker: UITB     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares Core Intermediate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Core Intermediate Bond ETF	$19	0.38%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,369,462
Number of Holdings	1,102
Portfolio Turnover	9%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	41.3%
Corporate Bonds	21.8%
U.S. Government Agency Mortgages	12.6%
Asset-Backed Securities	11.7%
Yankee Dollars	5.3%
Collateralized Mortgage Obligations	4.4%
Municipal BondsFootnote Reference**	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UITB — SAR (12/24)

VictoryShares Core Plus Intermediate Bond ETF

Ticker: UBND     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares Core Plus Intermediate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Core Plus Intermediate Bond ETF	$20	0.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$532,736
Number of Holdings	1,013
Portfolio Turnover	16%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.2%
Asset-Backed Securities	17.1%
U.S. Government Agency Mortgages	15.4%
Corporate Bonds	14.1%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.0%
Municipal Bonds	3.6%
Collateralized Loan Obligations	2.4%
OtherFootnote Reference**	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UBND — SAR (12/24)

VictoryShares Corporate Bond ETF

Ticker: UCRD     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Corporate Bond ETF	$20	0.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$136,647
Number of Holdings	386
Portfolio Turnover	8%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	76.8%
Yankee Dollars	16.6%
U.S. Treasury Obligations	5.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UCRD — SAR (12/24)

VictoryShares WestEnd Economic Cycle Bond ETF

Ticker: BMDL     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares WestEnd Economic Cycle Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd Economic Cycle Bond ETF	$20	0.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$60,849
Number of Holdings	434
Portfolio Turnover	28%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	62.5%
Corporate Bonds	31.3%
Yankee Dollars	4.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

BMDL — SAR (12/24)

VictoryShares US Value Momentum ETF

Ticker: ULVM     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares US Value Momentum ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Value Momentum ETF	$11	0.20%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$148,834
Number of Holdings	126
Portfolio Turnover	45%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NiSource, Inc.	1.4%
Berkshire Hathaway, Inc., Class B	1.4%
Boston Scientific Corp.	1.3%
Duke Energy Corp.	1.3%
Blackrock, Inc.	1.2%
Fox Corp., Class A	1.2%
AvalonBay Communities, Inc.	1.2%
Walmart, Inc.	1.2%
Costco Wholesale Corp.	1.2%
Welltower, Inc.	1.2%
Value	Value
Materials	4.1%
Consumer Discretionary	5.6%
Utilities	5.9%
Communication Services	5.9%
Consumer Staples	9.1%
Real Estate	10.5%
Industrials	10.7%
Health Care	11.1%
Information Technology	11.2%
Financials	22.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

ULVM — SAR (12/24)

VictoryShares US Small Mid Cap Value Momentum ETF

Ticker: USVM     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares US Small Mid Cap Value Momentum ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Small Mid Cap Value Momentum ETF	$13	0.24%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$286,250
Number of Holdings	296
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Evergy, Inc.	0.8%
Post Holdings, Inc.	0.8%
Agree Realty Corp.	0.7%
Old Republic International Corp.	0.7%
Pinnacle West Capital Corp.	0.7%
Rithm Capital Corp.	0.7%
CareTrust REIT, Inc.	0.7%
COPT Defense Properties	0.7%
Black Hills Corp.	0.6%
National Fuel Gas Co.	0.6%
Value	Value
Utilities	3.9%
Consumer Staples	4.0%
Communication Services	4.3%
Energy	5.4%
Real Estate	8.8%
Information Technology	9.7%
Consumer Discretionary	13.4%
Financials	13.7%
Health Care	16.1%
Industrials	16.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

USVM — SAR (12/24)

VictoryShares International Value Momentum ETF

Ticker: UIVM     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares International Value Momentum ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Value Momentum ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$218,300
Number of Holdings	203
Portfolio Turnover	58%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Pembina Pipeline Corp.	0.9%
Hydro One Ltd.	0.9%
Waste Connections, Inc.	0.9%
Loblaw Cos. Ltd.	0.9%
Royal Bank of Canada	0.9%
Pearson PLC	0.9%
Deutsche Telekom AG	0.8%
AltaGas Ltd.	0.8%
Klepierre SA	0.8%
George Weston Ltd.	0.8%
Value	Value
Energy	5.0%
Health Care	5.3%
Information Technology	5.4%
Utilities	5.8%
Communication Services	6.0%
Materials	6.2%
Consumer Staples	9.5%
Consumer Discretionary	10.8%
Industrials	17.2%
Financials	23.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UIVM — SAR (12/24)

VictoryShares Emerging Markets Value Momentum ETF

Ticker: UEVM     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares Emerging Markets Value Momentum ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Emerging Markets Value Momentum ETF	$23	0.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$179,364
Number of Holdings	165
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Tenaga Nasional Bhd	1.3%
Sun Pharmaceutical Industries Ltd.	1.3%
CIMB Group Holdings Bhd	1.2%
Genting Bhd	1.2%
NEPI Rockcastle NV	1.1%
Cencosud SA	1.1%
HCL Technologies Ltd.	1.1%
Porto Seguro SA	1.1%
Uni-President Enterprises Corp.	1.1%
Falabella SA	1.0%
Value	Value
Communication Services	3.9%
Materials	5.3%
Consumer Staples	6.1%
Health Care	6.2%
Energy	6.4%
Utilities	8.1%
Consumer Discretionary	11.6%
Information Technology	15.1%
Industrials	16.2%
Financials	18.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UEVM — SAR (12/24)

VictoryShares WestEnd U.S. Sector ETF

Ticker: MODL     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares WestEnd U.S. Sector ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd U.S. Sector ETF	$24	0.46%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$441,255
Number of Holdings	323
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Microsoft Corp.	5.8%
Apple, Inc.	5.3%
NVIDIA Corp.	4.4%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.8%
Eli Lilly & Co.	2.4%
Alphabet, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Alphabet, Inc., Class C	2.1%
JPMorgan Chase & Co.	1.8%
Value	Value
Consumer Staples	10.0%
Communication Services	10.4%
Consumer Discretionary	10.8%
Health Care	18.6%
Financials	24.4%
Information TechnologyFootnote Reference**	25.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

MODL — SAR (12/24)

VictoryShares WestEnd Global Equity ETF

Ticker: GLOW     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares WestEnd Global Equity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd Global Equity ETF	$31	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$9,288
Number of Holdings	11
Portfolio Turnover	19%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Technology Select Sector SPDR Fund	16.0%
Vanguard FTSE Pacific ETF	14.5%
Financial Select Sector SPDR Fund	13.9%
Health Care Select Sector SPDR Fund	13.2%
Vanguard FTSE All-World ex-US ETF	12.1%
Consumer Discretionary Select Sector SPDR Fund	7.6%
Communication Services Select Sector SPDR Fund	7.2%
Consumer Staples Select Sector SPDR Fund	7.0%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	3.5%
iShares Core MSCI Europe ETF	2.4%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
United States	69.4%
Japan	10.5%
Australia	3.3%
South Korea	1.9%
United Kingdom	1.7%
Switzerland	1.4%
France	1.1%
Germany	1.0%
Canada	0.9%
China	0.9%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GLOW — SAR (12/24)

VictoryShares Hedged Equity Income ETF

Ticker: HEJD     Exchange: Nasdaq

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about VictoryShares Hedged Equity Income ETF (the "Fund") for the period of July 11, 2024 to December 31, 2024 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Hedged Equity Income ETF	$27Footnote Reference**	0.55%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$25,284
Number of Holdings	203
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Kinder Morgan, Inc.	1.5%
The Kraft Heinz Co.	1.3%
Entergy Corp.	1.3%
ONEOK, Inc.	1.2%
Philip Morris International, Inc.	1.2%
General Mills, Inc.	1.2%
Altria Group, Inc.	1.1%
Evergy, Inc.	1.1%
OGE Energy Corp.	1.1%
AT&T, Inc.	1.1%
Value	Value
Information Technology	0.9%
Communication Services	3.4%
Industrials	3.9%
Materials	5.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Energy	9.4%
Consumer Staples	14.4%
Financials	18.7%
Utilities	19.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

HEJD — SAR (12/24)

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

December 31, 2024
Semi-Annual Report: Full Financials
Victory US 500 Enhanced Volatility Wtd Index Fund
Victory Market Neutral Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund
3
Victory Market Neutral Income Fund
12
Financial Statements
Statements of Assets and Liabilities
27
Statements of Operations
28
Statements of Changes in Net Assets
29
Financial Highlights
31
Notes to Financial Statements 38
Supplemental Information
Advisory Contract Approval
47

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (4.1%):
Alphabet, Inc. , Class A ................................................... 292 $ 55,276
AT&T, Inc. ........................................................... 3,322 75,642
Charter Communications, Inc. , Class A (a) ..................................... 92 31,535
Comcast Corp. , Class A .................................................. 1,521 57,083
Electronic Arts, Inc. ..................................................... 490 71,687
Fox Corp. , Class A ...................................................... 1,510 73,356
Liberty Media Corp.-Liberty Formula One (a) ................................... 727 67,364
Live Nation Entertainment, Inc. (a) ........................................... 467 60,476
Meta Platforms, Inc. , Class A .............................................. 62 36,302
Netflix, Inc. (a) ......................................................... 64 57,044
News Corp. , Class A ..................................................... 2,134 58,770
Omnicom Group, Inc. .................................................... 622 53,517
Pinterest, Inc. , Class A (a) ................................................. 949 27,521
The Interpublic Group of Cos., Inc. .......................................... 1,907 53,434
The Trade Desk, Inc. , Class A (a) ............................................ 273 32,086
The Walt Disney Co. .................................................... 526 58,570
T-Mobile US, Inc. ...................................................... 492 108,599
Verizon Communications, Inc. .............................................. 1,480 59,185
Warner Music Group Corp. , Class A ......................................... 1,566 48,546
1,085,993
Consumer Discretionary (9.4%):
Airbnb, Inc. , Class A (a) .................................................. 328 43,102
Amazon.com, Inc. (a) .................................................... 268 58,796
Aptiv PLC (a) .......................................................... 480 29,030
AutoZone, Inc. (a) ....................................................... 20 64,040
Best Buy Co., Inc. ...................................................... 361 30,974
Booking Holdings, Inc. ................................................... 12 59,621
Burlington Stores, Inc. (a) ................................................. 129 36,773
CarMax, Inc. (a) ........................................................ 430 35,157
Carvana Co. (a) ......................................................... 96 19,523
Cava Group, Inc. (a) ..................................................... 200 22,560
Chewy, Inc. , Class A (a) .................................................. 684 22,907
Chipotle Mexican Grill, Inc. (a) ............................................. 798 48,119
Coupang, Inc. (a) ....................................................... 1,550 34,069
D.R. Horton, Inc. ....................................................... 197 27,545
Darden Restaurants, Inc. .................................................. 387 72,249
Deckers Outdoor Corp. (a) ................................................. 208 42,243
Dick's Sporting Goods, Inc. ................................................ 132 30,207
Domino's Pizza, Inc. ..................................................... 108 45,334
eBay, Inc. ............................................................ 903 55,941
Expedia Group, Inc. (a) ................................................... 227 42,297
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 291 29,013
Ford Motor Co. ........................................................ 2,961 29,314
Garmin Ltd. ........................................................... 274 56,515
General Motors Co. ..................................................... 910 48,476
Genuine Parts Co. ...................................................... 384 44,836
Hilton Worldwide Holdings, Inc. ............................................ 322 79,585
Hyatt Hotels Corp. , Class A ................................................ 330 51,803
Las Vegas Sands Corp. ................................................... 1,200 61,632
Lennar Corp. , Class A .................................................... 221 30,138
Lowe's Cos., Inc. ....................................................... 223 55,036
Marriott International, Inc. , Class A .......................................... 265 73,919
McDonald's Corp. ...................................................... 247 71,603
MGM Resorts International (a) .............................................. 1,020 35,343
NIKE, Inc. , Class B ..................................................... 424 32,084
NVR, Inc. (a) .......................................................... 6 49,073
O'Reilly Automotive, Inc. (a) ............................................... 57 67,591
Penske Automotive Group, Inc. ............................................. 299 45,580
Pool Corp. ............................................................ 115 39,208
PulteGroup, Inc. ........................................................ 312 33,977
Ross Stores, Inc. ....................................................... 425 64,290

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Royal Caribbean Cruises Ltd. .............................................. 225 $ 51,905
Service Corp. International ................................................ 794 63,377
Starbucks Corp. ........................................................ 325 29,656
Tesla, Inc. (a) .......................................................... 107 43,211
Texas Roadhouse, Inc. ................................................... 318 57,377
The Home Depot, Inc. ................................................... 169 65,739
The TJX Cos., Inc. ...................................................... 616 74,419
Toll Brothers, Inc. ...................................................... 238 29,976
TopBuild Corp. (a) ...................................................... 79 24,596
Tractor Supply Co. ...................................................... 993 52,689
Ulta Beauty, Inc. (a) ..................................................... 110 47,842
Williams-Sonoma, Inc. ................................................... 207 38,332
Wingstop, Inc. ......................................................... 94 26,715
Yum! Brands, Inc. ...................................................... 606 81,301
2,506,638
Consumer Staples (8.1%):
Altria Group, Inc. ....................................................... 1,306 68,291
Archer-Daniels-Midland Co. ............................................... 567 28,645
Brown-Forman Corp. , Class B ............................................. 1,198 45,500
Bunge Global SA ....................................................... 520 40,435
Casey's General Stores, Inc. ............................................... 121 47,944
Church & Dwight Co., Inc. ................................................ 809 84,710
Coca-Cola Consolidated, Inc. .............................................. 27 34,020
Colgate-Palmolive Co. ................................................... 853 77,546
Conagra Brands, Inc. .................................................... 1,929 53,530
Constellation Brands, Inc. , Class A .......................................... 279 61,659
Costco Wholesale Corp. .................................................. 72 65,971
Dollar General Corp. .................................................... 308 23,353
General Mills, Inc. ...................................................... 901 57,457
Hormel Foods Corp. ..................................................... 1,412 44,294
Kenvue, Inc. .......................................................... 2,087 44,557
Keurig Dr. Pepper, Inc. ................................................... 2,096 67,324
Kimberly-Clark Corp. .................................................... 472 61,851
McCormick & Co., Inc. .................................................. 672 51,233
Molson Coors Beverage Co. , Class B ......................................... 1,041 59,670
Mondelez International, Inc. , Class A ......................................... 1,048 62,597
Monster Beverage Corp. (a) ................................................ 1,215 63,860
PepsiCo, Inc. .......................................................... 442 67,211
Performance Food Group Co. (a) ............................................ 696 58,847
Philip Morris International, Inc. ............................................. 641 77,144
Sysco Corp. ........................................................... 848 64,838
Target Corp. .......................................................... 262 35,417
The Campbell's Company ................................................. 1,241 51,973
The Clorox Co. ........................................................ 374 60,741
The Coca-Cola Co. ...................................................... 1,462 91,024
The Estee Lauder Cos., Inc. ............................................... 359 26,918
The Hershey Co. ....................................................... 313 53,007
The J.M. Smucker Co. ................................................... 502 55,280
The Kraft Heinz Co. ..................................................... 1,787 54,879
The Kroger Co. ........................................................ 1,159 70,873
The Procter & Gamble Co. ................................................ 500 83,825
U.S. Foods Holding Corp. (a) ............................................... 925 62,400
Walmart, Inc. .......................................................... 959 86,646
2,145,470
Energy (5.0%):
Baker Hughes Co. ...................................................... 1,471 60,340
Cheniere Energy, Inc. .................................................... 389 83,584
Chevron Corp. ......................................................... 462 66,916
ConocoPhillips Co. ..................................................... 579 57,420
Coterra Energy, Inc. ..................................................... 2,378 60,734
Devon Energy Corp. ..................................................... 1,232 40,323
Diamondback Energy, Inc. ................................................ 263 43,087

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
EOG Resources, Inc. .................................................... 470 $ 57,613
EQT Corp. ............................................................ 1,212 55,885
Exxon Mobil Corp. ..................................................... 587 63,144
Halliburton Co. ........................................................ 1,630 44,320
Kinder Morgan, Inc. ..................................................... 3,651 100,037
Marathon Petroleum Corp. ................................................ 250 34,875
Occidental Petroleum Corp. ............................................... 1,101 54,400
ONEOK, Inc. .......................................................... 773 77,609
Ovintiv, Inc. .......................................................... 1,093 44,267
Permian Resources Corp. ................................................. 3,148 45,268
Phillips 66 Co. ......................................................... 370 42,154
Schlumberger NV ...................................................... 1,132 43,401
Targa Resources Corp. ................................................... 439 78,362
Texas Pacific Land Corp. ................................................. 37 40,921
The Williams Cos., Inc. .................................................. 1,581 85,564
Valero Energy Corp. ..................................................... 304 37,267
1,317,491
Financials (19.8%):
Aflac, Inc. ............................................................ 561 58,030
Ally Financial, Inc. ...................................................... 924 33,273
American Express Co. ................................................... 217 64,403
American Financial Group, Inc. ............................................. 537 73,531
American International Group, Inc. .......................................... 842 61,298
Ameriprise Financial, Inc. ................................................. 158 84,124
Aon PLC , Class A ...................................................... 169 60,698
Apollo Global Management, Inc. ............................................ 372 61,440
Arch Capital Group Ltd. .................................................. 576 53,194
Ares Management Corp. , Class A ........................................... 331 58,597
Arthur J. Gallagher & Co. ................................................. 240 68,124
Bank of America Corp. ................................................... 1,386 60,915
Berkshire Hathaway, Inc. , Class B (a) ......................................... 205 92,922
Blackrock, Inc. ........................................................ 76 77,908
Blackstone, Inc. ........................................................ 301 51,898
Block, Inc. (a) .......................................................... 402 34,166
Blue Owl Capital, Inc. ................................................... 2,390 55,591
Brown & Brown, Inc. .................................................... 656 66,925
Capital One Financial Corp. ............................................... 351 62,590
Cboe Global Markets, Inc. ................................................ 301 58,815
Chubb Ltd. ........................................................... 267 73,772
Cincinnati Financial Corp. ................................................ 454 65,240
Citigroup, Inc. ......................................................... 834 58,705
Citizens Financial Group, Inc. .............................................. 980 42,885
CME Group, Inc. ....................................................... 344 79,887
Coinbase Global, Inc. , Class A (a) ........................................... 89 22,099
Corebridge Financial, Inc. ................................................. 1,503 44,985
East West Bancorp, Inc. .................................................. 550 52,668
Equitable Holdings, Inc. .................................................. 1,336 63,019
Erie Indemnity Co. , Class A ............................................... 102 42,047
Everest Group Ltd. ...................................................... 137 49,657
FactSet Research Systems, Inc. ............................................. 140 67,239
Fidelity National Financial, Inc. ............................................ 899 50,470
Fidelity National Information Services, Inc. .................................... 699 56,458
Fifth Third Bancorp ..................................................... 1,126 47,607
First Citizens Bancshares, Inc. , Class A ....................................... 22 46,486
Fiserv, Inc. (a) .......................................................... 444 91,206
Global Payments, Inc. .................................................... 412 46,169
Huntington Bancshares, Inc. ............................................... 3,248 52,845
Interactive Brokers Group, Inc. ............................................. 429 75,791
Intercontinental Exchange, Inc. ............................................. 523 77,932
Jack Henry & Associates, Inc. .............................................. 406 71,172
Jefferies Financial Group, Inc. .............................................. 899 70,482
JPMorgan Chase & Co. .................................................. 297 71,194
KeyCorp ............................................................. 2,262 38,771

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Kinsale Capital Group, Inc. ................................................ 59 $ 27,443
KKR & Co., Inc. ....................................................... 328 48,514
Loews Corp. .......................................................... 1,069 90,534
LPL Financial Holdings, Inc. ............................................... 182 59,425
M&T Bank Corp. ....................................................... 284 53,395
Markel Group, Inc. (a) .................................................... 42 72,502
Marsh & McLennan Cos., Inc. ............................................. 375 79,654
Mastercard, Inc. , Class A ................................................. 167 87,937
MetLife, Inc. .......................................................... 860 70,417
Moody's Corp. ......................................................... 132 62,485
Morgan Stanley ........................................................ 534 67,135
Morningstar, Inc. ....................................................... 193 64,995
MSCI, Inc. ........................................................... 73 43,801
Nasdaq, Inc. .......................................................... 902 69,734
Northern Trust Corp. .................................................... 608 62,320
PayPal Holdings, Inc. (a) .................................................. 506 43,187
Principal Financial Group, Inc. ............................................. 821 63,554
Prudential Financial, Inc. ................................................. 477 56,539
Raymond James Financial, Inc. ............................................. 507 78,752
Regions Financial Corp. .................................................. 2,044 48,075
Reinsurance Group of America, Inc. ......................................... 259 55,330
RenaissanceRe Holdings Ltd. .............................................. 229 56,978
Robinhood Markets, Inc. , Class A (a) ......................................... 1,137 42,365
Rocket Cos., Inc. , Class A (a) ............................................... 1,219 13,726
Ryan Specialty Holdings, Inc. .............................................. 712 45,682
S&P Global, Inc. ....................................................... 157 78,191
State Street Corp. ....................................................... 697 68,411
Synchrony Financial ..................................................... 878 57,070
T. Rowe Price Group, Inc. ................................................. 518 58,581
The Allstate Corp. ...................................................... 327 63,042
The Bank of New York Mellon Corp. ......................................... 1,088 83,591
The Charles Schwab Corp. ................................................ 738 54,619
The Goldman Sachs Group, Inc. ............................................ 115 65,851
The Hartford Financial Services Group, Inc. .................................... 587 64,218
The PNC Financial Services Group, Inc. ...................................... 285 54,962
The Progressive Corp. ................................................... 245 58,704
The Travelers Cos., Inc. .................................................. 263 63,354
Tradeweb Markets, Inc. , Class A ............................................ 514 67,293
U.S. Bancorp .......................................................... 1,052 50,317
Visa, Inc. , Class A ...................................................... 308 97,340
W.R. Berkley Corp. ..................................................... 996 58,286
Wells Fargo & Co. ...................................................... 885 62,162
5,267,699
Health Care (10.3%):
Abbott Laboratories ..................................................... 626 70,807
AbbVie, Inc. .......................................................... 336 59,707
Agilent Technologies, Inc. ................................................. 342 45,944
Align Technology, Inc. (a) ................................................. 137 28,566
Amgen, Inc. ........................................................... 150 39,096
Avantor, Inc. (a) ........................................................ 1,519 32,005
Becton Dickinson & Co. .................................................. 293 66,473
Biogen, Inc. (a) ......................................................... 234 35,783
BioMarin Pharmaceutical, Inc. (a) ........................................... 527 34,640
Bio-Techne Corp. ....................................................... 465 33,494
Boston Scientific Corp. (a) ................................................. 927 82,800
Cardinal Health, Inc. .................................................... 527 62,328
Cencora, Inc. .......................................................... 318 71,448
Centene Corp. (a) ....................................................... 633 38,347
CVS Health Corp. ...................................................... 696 31,243
Danaher Corp. ......................................................... 213 48,894
DaVita, Inc. (a) ......................................................... 306 45,762
Dexcom, Inc. (a) ........................................................ 300 23,331
Edwards Lifesciences Corp. (a) ............................................. 394 29,168

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Elevance Health, Inc. .................................................... 120 $ 44,268
Eli Lilly & Co. ......................................................... 45 34,740
GE HealthCare Technologies, Inc. ........................................... 494 38,621
Gilead Sciences, Inc. .................................................... 642 59,302
HCA Healthcare, Inc. .................................................... 139 41,721
Hologic, Inc. (a) ........................................................ 1,007 72,595
Humana, Inc. .......................................................... 106 26,893
IDEXX Laboratories, Inc. (a) ............................................... 102 42,171
Incyte Corp. (a) ......................................................... 772 53,322
Insulet Corp. (a) ........................................................ 155 40,466
Intuitive Surgical, Inc. (a) ................................................. 97 50,630
IQVIA Holdings, Inc. (a) .................................................. 168 33,014
Johnson & Johnson ..................................................... 490 70,864
Labcorp Holdings, Inc. ................................................... 250 57,330
McKesson Corp. ....................................................... 107 60,980
Medtronic PLC ........................................................ 801 63,984
Merck & Co., Inc. ...................................................... 504 50,138
Mettler-Toledo International, Inc. (a) ......................................... 27 33,039
Molina Healthcare, Inc. (a) ................................................ 120 34,926
Neurocrine Biosciences, Inc. (a) ............................................. 287 39,176
Quest Diagnostics, Inc. ................................................... 402 60,646
Regeneron Pharmaceuticals, Inc. (a) .......................................... 64 45,589
ResMed, Inc. .......................................................... 129 29,501
Revvity, Inc. .......................................................... 351 39,175
Sarepta Therapeutics, Inc. (a) ............................................... 170 20,670
Solventum Corp. (a) ..................................................... 514 33,955
STERIS PLC .......................................................... 248 50,979
Stryker Corp. .......................................................... 187 67,329
Teleflex, Inc. .......................................................... 190 33,816
Tenet Healthcare Corp. (a) ................................................. 236 29,790
The Cigna Group ....................................................... 187 51,638
The Cooper Cos., Inc. (a) .................................................. 436 40,081
Thermo Fisher Scientific, Inc. .............................................. 103 53,584
United Therapeutics Corp. (a) .............................................. 120 42,341
UnitedHealth Group, Inc. ................................................. 89 45,022
Universal Health Services, Inc. , Class B ....................................... 209 37,499
Veeva Systems, Inc. , Class A (a) ............................................. 203 42,681
Waters Corp. (a) ........................................................ 125 46,373
West Pharmaceutical Services, Inc. .......................................... 112 36,687
Zimmer Biomet Holdings, Inc. ............................................. 595 62,850
Zoetis, Inc. ........................................................... 265 43,176
2,741,398
Industrials (18.6%):
3M Co. .............................................................. 258 33,305
A.O. Smith Corp. ....................................................... 653 44,541
Advanced Drainage Systems, Inc. ........................................... 222 25,663
AECOM ............................................................. 590 63,024
Allegion PLC ......................................................... 409 53,448
Amentum Holdings, Inc. (a) ................................................ 428 9,001
AMETEK, Inc. ........................................................ 359 64,713
Automatic Data Processing, Inc. ............................................ 320 93,674
Axon Enterprise, Inc. (a) .................................................. 99 58,838
Booz Allen Hamilton Holding Corp. ......................................... 301 38,739
Broadridge Financial Solutions, Inc. ......................................... 321 72,575
Builders FirstSource, Inc. (a) ............................................... 158 22,583
C.H. Robinson Worldwide, Inc. ............................................. 364 37,608
Carlisle Cos., Inc. ....................................................... 117 43,154
Carrier Global Corp. ..................................................... 605 41,297
Caterpillar, Inc. ........................................................ 144 52,237
Cintas Corp. .......................................................... 334 61,022
Clean Harbors, Inc. (a) ................................................... 215 49,480
Comfort Systems USA, Inc. ............................................... 84 35,621
Copart, Inc. (a) ......................................................... 1,293 74,205

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
CSX Corp. ............................................................ 2,218 $ 71,575
Cummins, Inc. ......................................................... 171 59,611
Curtiss-Wright Corp. .................................................... 206 73,103
Deere & Co. .......................................................... 144 61,013
Delta Air Lines, Inc. ..................................................... 964 58,322
Dover Corp. ........................................................... 336 63,034
Eaton Corp. PLC ....................................................... 149 49,449
EMCOR Group, Inc. .................................................... 109 49,475
Emerson Electric Co. .................................................... 480 59,486
Equifax, Inc. .......................................................... 142 36,189
Expeditors International of Washington, Inc. .................................... 513 56,825
Fastenal Co. ........................................................... 892 64,144
FedEx Corp. .......................................................... 140 39,386
Fortive Corp. .......................................................... 790 59,250
GE Vernova, Inc. ....................................................... 122 40,129
General Dynamics Corp. .................................................. 275 72,460
General Electric Co. ..................................................... 255 42,531
Graco, Inc. ........................................................... 826 69,624
HEICO Corp. .......................................................... 242 57,533
Honeywell International, Inc. .............................................. 401 90,582
Howmet Aerospace, Inc. .................................................. 387 42,326
Hubbell, Inc. .......................................................... 109 45,659
Huntington Ingalls Industries, Inc. ........................................... 202 38,172
IDEX Corp. ........................................................... 331 69,275
Illinois Tool Works, Inc. .................................................. 334 84,689
Ingersoll Rand, Inc. ..................................................... 539 48,758
ITT, Inc. ............................................................. 364 52,008
J.B. Hunt Transport Services, Inc. ........................................... 275 46,932
Jacobs Solutions, Inc. .................................................... 451 60,263
Johnson Controls International PLC .......................................... 689 54,383
L3Harris Technologies, Inc. ............................................... 310 65,187
Leidos Holdings, Inc. .................................................... 455 65,547
Lennox International, Inc. ................................................. 77 46,916
Lockheed Martin Corp. ................................................... 155 75,321
Masco Corp. .......................................................... 616 44,703
Nordson Corp. ......................................................... 222 46,451
Norfolk Southern Corp. .................................................. 192 45,062
Northrop Grumman Corp. ................................................. 133 62,416
Old Dominion Freight Line, Inc. ............................................ 211 37,220
Otis Worldwide Corp. .................................................... 775 71,773
Owens Corning ........................................................ 253 43,091
PACCAR, Inc. ......................................................... 548 57,003
Parker-Hannifin Corp. ................................................... 81 51,518
Paychex, Inc. .......................................................... 519 72,774
Quanta Services, Inc. .................................................... 144 45,511
Republic Services, Inc. ................................................... 443 89,123
Rockwell Automation, Inc. ................................................ 138 39,439
Rollins, Inc. ........................................................... 1,229 56,964
RTX Corp. ............................................................ 595 68,853
Snap-on, Inc. .......................................................... 201 68,235
Southwest Airlines Co. ................................................... 1,129 37,957
SS&C Technologies Holdings, Inc. .......................................... 951 72,067
Tetra Tech, Inc. ........................................................ 1,108 44,143
Textron, Inc. .......................................................... 624 47,730
Trane Technologies PLC .................................................. 153 56,511
TransDigm Group, Inc. ................................................... 47 59,562
Uber Technologies, Inc. (a) ................................................ 456 27,506
U-Haul Holding Co. ..................................................... 646 41,376
Union Pacific Corp. ..................................................... 290 66,132
United Airlines Holdings, Inc. (a) ............................................ 669 64,960
United Parcel Service, Inc. , Class B .......................................... 357 45,018
United Rentals, Inc. ..................................................... 47 33,109
Veralto Corp. .......................................................... 537 54,693
Verisk Analytics, Inc. .................................................... 233 64,175

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Vertiv Holdings Co. , Class A ............................................... 278 $ 31,584
W.W. Grainger, Inc. ..................................................... 63 66,405
Waste Management, Inc. .................................................. 339 68,407
Watsco, Inc. ........................................................... 99 46,915
Westinghouse Air Brake Technologies Corp. .................................... 368 69,769
XPO, Inc. (a) .......................................................... 268 35,148
Xylem, Inc. ........................................................... 467 54,181
4,931,369
Information Technology (12.1%):
Accenture PLC , Class A .................................................. 160 56,286
Adobe, Inc. (a) ......................................................... 62 27,570
Advanced Micro Devices, Inc. (a) ............................................ 176 21,259
Akamai Technologies, Inc. (a) .............................................. 465 44,477
Amphenol Corp. , Class A ................................................. 777 53,963
Analog Devices, Inc. .................................................... 171 36,331
Apple, Inc. ........................................................... 240 60,101
Applied Materials, Inc. ................................................... 156 25,370
AppLovin Corp. , Class A (a) ............................................... 230 74,481
Arista Networks, Inc. (a) .................................................. 360 39,791
Autodesk, Inc. (a) ....................................................... 182 53,794
Bentley Systems, Inc. , Class B ............................................. 815 38,061
Broadcom, Inc. ........................................................ 171 39,645
Cadence Design Systems, Inc. (a) ............................................ 150 45,069
CDW Corp. ........................................................... 234 40,725
Cisco Systems, Inc. ..................................................... 1,387 82,110
Cognizant Technology Solutions Corp. , Class A ................................. 827 63,596
Corning, Inc. .......................................................... 1,100 52,272
Corpay, Inc. (a) ......................................................... 156 52,794
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 97 33,190
Datadog, Inc. , Class A (a) ................................................. 301 43,010
Dell Technologies, Inc. , Class C ............................................ 171 19,706
DocuSign, Inc. (a) ....................................................... 594 53,424
Dynatrace, Inc. (a) ...................................................... 806 43,806
Enphase Energy, Inc. (a) .................................................. 164 11,264
Entegris, Inc. .......................................................... 269 26,647
EPAM Systems, Inc. (a) ................................................... 140 32,735
F5, Inc. (a) ............................................................ 246 61,862
Fair Isaac Corp. (a) ...................................................... 24 47,782
First Solar, Inc. (a) ...................................................... 109 19,210
Fortinet, Inc. (a) ........................................................ 405 38,264
Gartner, Inc. (a) ........................................................ 110 53,292
Gen Digital, Inc. ....................................................... 1,551 42,466
GoDaddy, Inc. , Class A (a) ................................................. 363 71,645
Hewlett Packard Enterprise Co. ............................................. 1,883 40,202
HP, Inc. .............................................................. 1,124 36,676
Intel Corp. ............................................................ 1,103 22,115
International Business Machines Corp. ........................................ 277 60,893
Intuit, Inc. ............................................................ 74 46,509
Jabil, Inc. ............................................................ 288 41,443
Keysight Technologies, Inc. (a) ............................................. 262 42,085
KLA Corp. ........................................................... 37 23,314
Lam Research Corp. ..................................................... 372 26,870
Manhattan Associates, Inc. (a) .............................................. 153 41,347
Microchip Technology, Inc. ................................................ 425 24,374
Microsoft Corp. ........................................................ 161 67,862
Monolithic Power Systems, Inc. ............................................ 28 16,568
Motorola Solutions, Inc. .................................................. 176 81,352
NetApp, Inc. .......................................................... 331 38,422
NVIDIA Corp. ......................................................... 194 26,052
NXP Semiconductors NV ................................................. 141 29,307
ON Semiconductor Corp. (a) ............................................... 341 21,500
Oracle Corp. .......................................................... 298 49,659
Palantir Technologies, Inc. , Class A (a) ........................................ 671 50,748

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Palo Alto Networks, Inc. (a) ................................................ 148 $ 26,930
PTC, Inc. (a) ........................................................... 351 64,538
Pure Storage, Inc. , Class A (a) .............................................. 480 29,486
QUALCOMM, Inc. ..................................................... 186 28,573
Roper Technologies, Inc. .................................................. 128 66,541
Salesforce, Inc. ........................................................ 141 47,141
Seagate Technology Holdings PLC .......................................... 411 35,473
ServiceNow, Inc. (a) ..................................................... 43 45,585
Skyworks Solutions, Inc. ................................................. 314 27,846
Super Micro Computer, Inc. (a) ............................................. 260 7,925
Synopsys, Inc. (a) ....................................................... 73 35,431
TE Connectivity PLC .................................................... 404 57,760
Teledyne Technologies, Inc. (a) ............................................. 131 60,801
Teradyne, Inc. ......................................................... 209 26,317
Texas Instruments, Inc. ................................................... 229 42,940
Trimble, Inc. (a) ........................................................ 923 65,219
Tyler Technologies, Inc. (a) ................................................ 91 52,474
VeriSign, Inc. (a) ........................................................ 390 80,714
Workday, Inc. , Class A (a) ................................................. 150 38,705
Zebra Technologies Corp. (a) ............................................... 107 41,326
Zoom Communications, Inc. (a) ............................................. 595 48,558
3,223,579
Materials (4.4%):
Air Products and Chemicals, Inc. ............................................ 157 45,536
Avery Dennison Corp. ................................................... 348 65,121
Celanese Corp. ......................................................... 379 26,231
CF Industries Holdings, Inc. ............................................... 573 48,888
Corteva, Inc. .......................................................... 713 40,613
Dow, Inc. ............................................................ 1,261 50,604
DuPont de Nemours, Inc. ................................................. 560 42,700
Eastman Chemical Co. ................................................... 568 51,870
Ecolab, Inc. ........................................................... 255 59,752
Freeport-McMoRan, Inc. ................................................. 826 31,454
International Paper Co. ................................................... 882 47,469
Linde PLC ............................................................ 181 75,779
LyondellBasell Industries NV , Class A ........................................ 711 52,806
Martin Marietta Materials, Inc. ............................................. 106 54,749
Nucor Corp. ........................................................... 318 37,114
Packaging Corp. of America ............................................... 330 74,293
PPG Industries, Inc. ..................................................... 571 68,206
Reliance, Inc. .......................................................... 169 45,505
RPM International, Inc. .................................................. 516 63,499
Steel Dynamics, Inc. ..................................................... 386 44,031
The Sherwin-Williams Co. ................................................ 166 56,428
Vulcan Materials Co. .................................................... 230 59,163
Westlake Corp. ........................................................ 316 36,229
1,178,040
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 398 52,254
CoStar Group, Inc. (a) .................................................... 597 42,739
Jones Lang LaSalle, Inc. (a) ................................................ 158 39,996
134,989
Utilities (7.1%):
Alliant Energy Corp. .................................................... 1,223 72,328
Ameren Corp. ......................................................... 766 68,281
American Electric Power Co., Inc. ........................................... 667 61,517
American Water Works Co., Inc. ............................................ 442 55,025
Atmos Energy Corp. ..................................................... 654 91,083
CenterPoint Energy, Inc. .................................................. 2,247 71,297
CMS Energy Corp. ...................................................... 1,101 73,382
Consolidated Edison, Inc. ................................................. 744 66,387

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Constellation Energy Corp. ................................................ 140 $ 31,319
Dominion Energy, Inc. ................................................... 981 52,837
DTE Energy Co. ....................................................... 542 65,446
Duke Energy Corp. ...................................................... 721 77,681
Edison International ..................................................... 792 63,233
Entergy Corp. ......................................................... 1,173 88,937
Evergy, Inc. ........................................................... 1,234 75,953
Exelon Corp. .......................................................... 1,532 57,664
FirstEnergy Corp. ....................................................... 1,769 70,371
NextEra Energy, Inc. .................................................... 604 43,301
NiSource, Inc. ......................................................... 2,367 87,011
NRG Energy, Inc. ....................................................... 451 40,689
PG&E Corp. .......................................................... 3,500 70,630
PPL Corp. ............................................................ 2,510 81,475
Public Service Enterprise Group, Inc. ......................................... 934 78,914
Sempra .............................................................. 882 77,369
The AES Corp. ........................................................ 2,054 26,435
The Southern Co. ....................................................... 865 71,207
Vistra Corp. ........................................................... 299 41,223
WEC Energy Group, Inc. ................................................. 726 68,273
Xcel Energy, Inc. ....................................................... 902 60,903
1,890,171
Total Common Stocks (Cost $19,319,198) 26,422,837
Investment Companies (0.4%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .35% (b) ............ 96,907 96,907
Total Investment Companies (Cost $96,907) 96,907
Total Investments (Cost $19,416,105) — 99.8% 26,519,744
Other assets in excess of liabilities — 0.2% 57,240
NET ASSETS - 100.00% $ 26,576,984
(a) Non-income producing security.
(b) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 3/21/25 $ 300,804 $ 296,787 $ (4,017)
Total unrealized appreciation $ —
Total unrealized depreciation (4,017)
Total net unrealized appreciation (depreciation) $ (4,017)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
Victory Market Neutral Income Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (88.8%)
Australia (1.5%):
Communication Services (0.3%):
Telstra Group Ltd. ...................................................... 3,435,944 $ 8,513,249
Consumer Staples (0.2%):
Endeavour Group Ltd. (a) ................................................. 1,900,462 4,929,009
Energy (0.2%):
Ampol Ltd. ........................................................... 327,699 5,716,140
Financials (0.3%):
ANZ Group Holdings Ltd. (b) .............................................. 365,173 6,432,721
Materials (0.3%):
BHP Group Ltd. ........................................................ 194,209 4,736,537
Fortescue Ltd. ......................................................... 300,386 3,381,698
8,118,235
Utilities (0.2%):
Origin Energy Ltd. (a) .................................................... 867,220 5,840,247
39,549,601
Austria (0.2%):
Energy (0.2%):
OMV AG ............................................................ 159,282 6,176,336
Belgium (0.3%):
Financials (0.3%):
Ageas SA ............................................................ 139,307 6,772,152
Bermuda (0.4%):
Energy (0.4%):
DHT Holdings, Inc. ..................................................... 466,533 4,334,092
Golar LNG Ltd. ........................................................ 121,761 5,152,925
9,487,017
Brazil (3.8%):
Communication Services (0.4%):
Telefonica Brasil SA ..................................................... 577,600 4,403,131
TIM SA .............................................................. 2,407,600 5,675,515
10,078,646
Consumer Discretionary (0.2%):
Vibra Energia SA ....................................................... 1,809,400 5,220,155
Consumer Staples (0.6%):
Ambev SA ............................................................ 5,304,900 10,088,114
JBS S/A ............................................................. 1,100,200 6,495,019
16,583,133
Energy (0.3%):
Petroleo Brasileiro SA , Preference Shares ..................................... 1,143,000 6,760,855
Financials (0.8%):
Banco do Brasil SA ..................................................... 2,510,100 9,734,269
BB Seguridade Participacoes SA ............................................ 1,929,600 11,313,861
21,048,130
Health Care (0.1%):
Hypera SA ............................................................ 1,193,900 3,492,171
Materials (0.9%):
Cia Siderurgica Nacional SA ............................................... 2,389,800 3,418,082
Gerdau SA , Preference Shares .............................................. 1,528,100 4,462,754
Klabin SA ............................................................ 1,955,700 7,345,401

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Vale SA .............................................................. 957,500 $ 8,468,544
23,694,781
Real Estate (0.0%):(c)
Multiplan Empreendimentos Imobiliarios SA ................................... 121,300 414,812
Utilities (0.5%):
Cia Energetica de Minas Gerais , Preference Shares ............................... 3,791,100 6,763,532
CPFL Energia SA ....................................................... 922,200 4,715,044
11,478,576
98,771,259
Canada (2.3%):
Consumer Discretionary (0.2%):
Magna International, Inc. ................................................. 117,995 4,932,262
Energy (1.4%):
Canadian Natural Resources Ltd. ............................................ 146,612 4,526,988
Enbridge, Inc. ......................................................... 216,831 9,203,965
Keyera Corp. .......................................................... 272,277 8,327,626
Pembina Pipeline Corp. .................................................. 207,522 7,668,193
Suncor Energy, Inc. ..................................................... 137,096 4,894,174
34,620,946
Materials (0.2%):
Nutrien Ltd. ........................................................... 103,352 4,625,061
Utilities (0.5%):
Canadian Utilities Ltd. , Class A ............................................. 224,323 5,439,127
Emera, Inc. ........................................................... 225,167 8,417,326
13,856,453
58,034,722
Chile (0.4%):
Consumer Staples (0.0%):(c)
Cencosud SA .......................................................... 93,605 207,185
Financials (0.2%):
Banco de Chile ........................................................ 49,094,526 5,585,388
Industrials (0.2%):
Sociedad Quimica y Minera de Chile SA , Class B ................................ 91,818 3,378,371
9,170,944
China (3.6%):
Consumer Discretionary (0.1%):
Zhongsheng Group Holdings Ltd. ........................................... 1,578,500 2,819,747
Energy (0.8%):
China Petroleum & Chemical Corp. , Class H ................................... 12,074,000 6,888,611
China Shenhua Energy Co. Ltd. , Class H ...................................... 1,753,000 7,562,357
PetroChina Co. Ltd. , Class H .............................................. 7,268,000 5,686,327
20,137,295
Financials (2.5%):
Agricultural Bank of China Ltd. , Class H ...................................... 16,526,000 9,379,114
Bank of China Ltd. , Class H ............................................... 21,186,000 10,781,079
Bank of Communications Co. Ltd. , Class H .................................... 7,012,000 5,747,082
China CITIC Bank Corp. Ltd. , Class H ....................................... 9,126,000 6,295,106
China Construction Bank Corp. , Class H ...................................... 12,493,000 10,350,472
China Merchants Bank Co. Ltd. , Class H ...................................... 561,000 2,863,650
Industrial & Commercial Bank of China Ltd. , Class H ............................. 15,323,000 10,215,909
Ping An Insurance Group Co. of China Ltd. .................................... 433,000 2,541,513
Postal Savings Bank of China Co. Ltd. , Class H (d) ............................... 8,843,000 5,190,929
63,364,854

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Industrials (0.1%):
China Railway Group Ltd. , Class H .......................................... 5,715,000 $ 2,895,725
Materials (0.1%):
China Hongqiao Group Ltd. ............................................... 1,829,500 2,745,782
91,963,403
Czech Republic (0.2%):
Utilities (0.2%):
CEZ AS ............................................................. 159,174 6,271,437
Denmark (0.3%):
Financials (0.2%):
Danske Bank A/S ....................................................... 191,081 5,418,486
Industrials (0.1%):
AP Moller - Maersk A/S , Class B ........................................... 2,061 3,429,533
8,848,019
Finland (0.6%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 127,497 5,532,975
Consumer Staples (0.2%):
Kesko Oyj , Class B ..................................................... 276,521 5,216,467
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 172,487 4,742,640
15,492,082
France (2.4%):
Communication Services (0.3%):
Orange SA ............................................................ 854,344 8,523,268
Consumer Discretionary (0.3%):
Kering SA ............................................................ 13,728 3,390,265
Renault SA ........................................................... 103,722 5,048,862
8,439,127
Energy (0.2%):
TotalEnergies SE ....................................................... 100,810 5,615,807
Financials (0.5%):
Amundi SA (d) ......................................................... 23,149 1,540,359
BNP Paribas SA ........................................................ 76,603 4,702,503
Credit Agricole SA ...................................................... 484,934 6,671,502
12,914,364
Industrials (0.5%):
Bouygues SA .......................................................... 195,972 5,802,010
Eiffage SA ............................................................ 65,829 5,771,802
11,573,812
Utilities (0.6%):
Engie SA ............................................................. 515,429 8,173,224
Veolia Environnement SA ................................................. 213,961 6,002,353
14,175,577
61,241,955
Germany (1.5%):
Consumer Discretionary (0.8%):
Bayerische Motoren Werke AG ............................................. 56,252 4,600,185
Mercedes-Benz Group AG ................................................ 93,368 5,204,682
Porsche Automobil Holding SE , Preference Shares ............................... 130,859 4,930,127

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Volkswagen AG , Preference Shares .......................................... 54,543 $ 5,031,694
19,766,688
Industrials (0.3%):
Daimler Truck Holding AG ................................................ 102,128 3,911,152
Deutsche Post AG ...................................................... 139,843 4,936,080
8,847,232
Materials (0.4%):
BASF SE ............................................................ 110,447 4,842,526
Evonik Industries AG .................................................... 315,297 5,479,716
10,322,242
38,936,162
Hong Kong (2.7%):
Communication Services (0.1%):
HKT Trust & HKT Ltd. .................................................. 2,974,000 3,673,080
Consumer Staples (0.2%):
WH Group Ltd. (d) ...................................................... 6,538,000 5,038,573
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 2,136,000 6,820,760
Hang Seng Bank Ltd. .................................................... 10,300 126,167
6,946,927
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 1,168,500 6,212,465
Jardine Matheson Holdings Ltd. (b) .......................................... 83,400 3,413,831
SITC International Holdings Co. Ltd. ......................................... 1,091,000 2,893,133
12,519,429
Real Estate (0.2%):
Swire Pacific Ltd. , Class A ................................................ 470,000 4,250,625
Utilities (1.4%):
Beijing Enterprises Holdings Ltd. ........................................... 849,500 2,907,319
China Gas Holdings Ltd. (b) ............................................... 3,196,400 2,771,304
CK Infrastructure Holdings Ltd. ............................................ 913,000 6,777,824
CLP Holdings Ltd. ...................................................... 866,000 7,263,625
Guangdong Investment Ltd. ............................................... 4,176,000 3,586,789
Hong Kong & China Gas Co. Ltd. ........................................... 6,539,000 5,210,356
Power Assets Holdings Ltd. ............................................... 1,131,000 7,876,963
36,394,180
68,822,814
India (1.6%):
Consumer Discretionary (0.1%):
Bajaj Auto Ltd. (b) ...................................................... 24,857 2,550,285
Consumer Staples (0.4%):
ITC Ltd. ............................................................. 1,608,265 9,068,598
Energy (0.4%):
Bharat Petroleum Corp. Ltd. ............................................... 723,337 2,459,664
Hindustan Petroleum Corp. Ltd. ............................................ 598,578 2,845,859
Indian Oil Corp. Ltd. .................................................... 1,487,915 2,358,091
Oil India Ltd. .......................................................... 464,279 2,333,619
9,997,233
Information Technology (0.2%):
HCL Technologies Ltd. ................................................... 196,900 4,396,920
Materials (0.2%):
Vedanta Ltd. .......................................................... 1,050,112 5,441,956

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (0.3%):
GAIL India Ltd. ........................................................ 1,685,344 $ 3,745,952
Power Grid Corp. of India Ltd. ............................................. 1,437,526 5,174,409
8,920,361
40,375,353
Indonesia (1.2%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 41,012,300 6,867,018
Energy (0.3%):
PT Alamtri Resources Indonesia Tbk ......................................... 27,326,500 4,116,282
PT United Tractors Tbk .................................................. 2,334,800 3,882,022
7,998,304
Financials (0.2%):
PT Bank Rakyat Indonesia Persero Tbk ....................................... 21,672,600 5,472,918
Industrials (0.4%):
PT Astra International Tbk ................................................ 31,767,000 9,659,674
29,997,914
Ireland (0.4%):
Energy (0.1%):
Ardmore Shipping Corp. .................................................. 240,058 2,916,704
Health Care (0.3%):
Medtronic PLC ........................................................ 79,385 6,341,274
9,257,978
Italy (1.8%):
Energy (0.2%):
Eni SpA ............................................................. 465,725 6,369,428
Financials (1.0%):
Banco BPM SpA ....................................................... 751,778 6,085,968
Intesa Sanpaolo SpA ..................................................... 1,366,467 5,479,861
Mediobanca Banca di Credito Finanziario SpA .................................. 409,107 5,973,720
Poste Italiane SpA (d) .................................................... 530,212 7,497,745
25,037,294
Utilities (0.6%):
Enel SpA ............................................................. 1,005,039 7,171,104
Terna - Rete Elettrica Nazionale ............................................ 873,292 6,899,606
14,070,710
45,477,432
Japan (0.3%):
Consumer Staples (0.2%):
Japan Tobacco, Inc. ..................................................... 165,300 4,240,820
Energy (0.1%):
Inpex Corp. ........................................................... 229,000 2,881,430
7,122,250
Malaysia (0.9%):
Communication Services (0.1%):
Telekom Malaysia Bhd ................................................... 1,818,200 2,705,100
Consumer Discretionary (0.0%):(c)
Genting Bhd .......................................................... 1,172,300 1,012,285
Financials (0.1%):
RHB Bank Bhd ........................................................ 1,406,700 2,039,655

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Industrials (0.2%):
MISC Bhd ............................................................ 641,000 $ 1,089,883
Sime Darby Bhd ....................................................... 7,843,000 4,139,737
5,229,620
Utilities (0.5%):
Tenaga Nasional Bhd .................................................... 3,835,600 12,819,970
23,806,630
Mexico (1.2%):
Consumer Staples (0.6%):
Arca Continental SAB de CV .............................................. 714,544 5,920,687
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 2,768,620 3,904,459
Wal-Mart de Mexico SAB de CV ........................................... 2,486,125 6,545,855
16,371,001
Financials (0.2%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 878,877 5,647,885
Industrials (0.2%):
Grupo Aeroportuario del Sureste SAB de CV , Class B ............................. 155,800 3,995,872
Materials (0.2%):
Grupo Mexico SAB de CV , Class B .......................................... 1,043,834 4,953,471
30,968,229
Monaco (0.1%):
Energy (0.1%):
Scorpio Tankers, Inc. .................................................... 59,774 2,970,170
Netherlands (1.4%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 2,365,636 8,624,908
Consumer Discretionary (0.1%):
Stellantis NV .......................................................... 287,883 3,744,365
Consumer Staples (0.0%):(c)
Koninklijke Ahold Delhaize NV ............................................ 7,933 259,209
Financials (1.0%):
ABN AMRO Bank NV , Class CV (d) ......................................... 312,893 4,827,736
ASR Nederland NV ..................................................... 151,792 7,218,479
ING Groep NV ........................................................ 348,341 5,458,270
NN Group NV ......................................................... 155,684 6,788,179
24,292,664
Real Estate (0.0%):(c)
NEPI Rockcastle NV .................................................... 13,840 101,220
37,022,366
Norway (0.9%):
Communication Services (0.3%):
Telenor ASA .......................................................... 581,146 6,487,361
Energy (0.2%):
Nordic American Tankers Ltd. .............................................. 435,840 1,089,600
SFL Corp. Ltd. ......................................................... 412,941 4,220,257
5,309,857
Financials (0.3%):
DNB Bank ASA ........................................................ 384,828 7,686,924

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Industrials (0.1%):
Golden Ocean Group Ltd. ................................................. 397,645 $ 3,562,899
23,047,041
Philippines (0.0%):(c)
Industrials (0.0%):(c)
International Container Terminal Services, Inc. .................................. 43,820 291,705
Poland (0.8%):
Energy (0.2%):
ORLEN SA ........................................................... 522,393 5,990,477
Financials (0.6%):
Bank Polska Kasa Opieki SA .............................................. 150,119 5,020,063
Powszechny Zaklad Ubezpieczen SA ......................................... 291,837 3,243,055
Santander Bank Polska SA ................................................ 64,890 7,206,235
15,469,353
21,459,830
Portugal (0.2%):
Utilities (0.2%):
EDP SA .............................................................. 1,229,956 3,934,086
Russian Federation (0.0%):(c)
Communication Services (0.0%):
Rostelecom PJSC (b) (e) (f) ................................................. 6,752,730 —
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (b) (e) (f) .......................................... 201,753 —
Energy (0.0%):
Tatneft PJSC (b) (e) (f) .................................................... 827,565 —
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (b) (e) (f) .................................. 2,604,790 —
Materials (0.0%):(c)
Evraz PLC (b) (e) (f) ...................................................... 753,373 — (g)
GMK Norilskiy Nickel PAO (b) (e) (f) ......................................... 1,487,700 —
Magnitogorsk Iron & Steel Works PJSC (b) (e) (f) ................................. 4,673,660 —
Novolipetsk Steel PJSC (b) (e) (f) ............................................ 1,477,080 —
Polyus PJSC (b) (e) (f) .................................................... 34,403 —
Severstal PAO (b) (e) (f) ................................................... 223,944 —
— (g)
Utilities (0.0%):(c)
Inter RAO UES PJSC (b) (e) (f) .............................................. 128,274,200 — (g)
RusHydro PJSC (b) (e) (f) .................................................. 694,437,000 — (g)
— (g)
— (g)
Singapore (0.8%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 3,078,500 6,937,109
Consumer Staples (0.1%):
Wilmar International Ltd. ................................................. 1,602,100 3,637,275
Financials (0.4%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 808,700 9,879,247
20,453,631
South Africa (1.1%):
Communication Services (0.3%):
MTN Group Ltd. ....................................................... 957,480 4,655,646

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Vodacom Group Ltd. .................................................... 363,201 $ 1,951,398
6,607,044
Energy (0.0%):(c)
Exxaro Resources Ltd. ................................................... 31,428 261,970
Financials (0.6%):
Absa Group Ltd. ....................................................... 770,850 7,729,782
Nedbank Group Ltd. ..................................................... 30,546 457,172
Standard Bank Group Ltd. ................................................ 664,223 7,804,026
15,990,980
Industrials (0.0%):(c)
The Bidvest Group Ltd. .................................................. 23,168 323,521
Materials (0.2%):
Gold Fields Ltd. ........................................................ 203,400 2,662,354
Kumba Iron Ore Ltd. .................................................... 93,486 1,621,376
4,283,730
27,467,245
South Korea (1.0%):
Consumer Discretionary (0.2%):
Hyundai Motor Co. ..................................................... 29,628 4,207,310
Consumer Staples (0.3%):
KT&G Corp. .......................................................... 105,052 7,603,182
Energy (0.2%):
HD Hyundai Co. Ltd. .................................................... 76,127 4,082,887
Financials (0.2%):
Industrial Bank of Korea .................................................. 299,887 2,907,892
Woori Financial Group, Inc. ............................................... 269,500 2,808,667
5,716,559
Industrials (0.1%):
Doosan Bobcat, Inc. ..................................................... 130,121 3,650,737
25,260,675
Spain (1.7%):
Energy (0.2%):
Repsol SA ............................................................ 504,938 6,143,182
Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 421,140 4,120,024
CaixaBank SA ......................................................... 865,983 4,700,893
8,820,917
Industrials (0.3%):
ACS Actividades de Construccion y Servicios SA (b) .............................. 137,946 6,911,819
Utilities (0.8%):
Endesa SA ............................................................ 292,816 6,295,887
Iberdrola SA .......................................................... 534,918 7,370,228
Redeia Corp. SA ....................................................... 424,089 7,240,827
20,906,942
42,782,860
Sweden (1.0%):
Communication Services (0.3%):
Telia Co. AB .......................................................... 2,204,787 6,131,477
Financials (0.4%):
Svenska Handelsbanken AB , Class A ......................................... 506,818 5,235,736

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Swedbank AB , Class A ................................................... 279,480 $ 5,521,569
10,757,305
Industrials (0.2%):
Volvo AB , Class B ...................................................... 228,620 5,558,954
Materials (0.1%):
Boliden AB (a) ......................................................... 121,026 3,406,886
25,854,622
Switzerland (0.5%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 14,493 8,069,241
Industrials (0.2%):
Adecco Group AG ...................................................... 165,276 4,084,345
12,153,586
Taiwan (3.1%):
Communication Services (1.1%):
Chunghwa Telecom Co. Ltd. ............................................... 1,761,000 6,629,872
Far EasTone Telecommunications Co. Ltd. ..................................... 2,487,000 6,776,820
Taiwan Mobile Co. Ltd. .................................................. 3,887,000 13,450,983
26,857,675
Consumer Discretionary (0.0%):(c)
Feng TAY Enterprise Co. Ltd. .............................................. 62,000 251,058
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 1,803,000 4,445,577
Industrials (0.1%):
Far Eastern New Century Corp. ............................................. 2,666,000 2,567,577
Walsin Lihwa Corp. ..................................................... 46,000 33,217
2,600,794
Information Technology (1.4%):
ASE Technology Holding Co. Ltd. ........................................... 1,182,000 5,804,756
Compal Electronics, Inc. .................................................. 3,078,000 3,524,416
Hon Hai Precision Industry Co. Ltd. ......................................... 873,000 4,881,159
MediaTek, Inc. ......................................................... 83,000 3,568,529
Pegatron Corp. ......................................................... 2,315,000 6,474,191
Quanta Computer, Inc. ................................................... 375,000 3,264,136
Synnex Technology International Corp. ....................................... 2,198,000 4,742,668
WPG Holdings Ltd. ..................................................... 1,946,000 4,052,571
36,312,426
Materials (0.3%):
Asia Cement Corp. ...................................................... 7,046,000 8,678,911
Nan Ya Plastics Corp. .................................................... 33,000 30,060
8,708,971
79,176,501
Thailand (1.9%):
Communication Services (0.5%):
Advanced Info Service PCL ............................................... 10,600 88,947
Intouch Holdings PCL ................................................... 4,423,900 12,553,631
12,642,578
Energy (0.9%):
PTT Exploration & Production PCL .......................................... 2,376,900 8,355,694
PTT PCL ............................................................. 13,779,900 12,848,934
Thai Oil PCL .......................................................... 2,831,100 2,357,290
23,561,918

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Financials (0.5%):
SCB X PCL ........................................................... 3,645,800 $ 12,552,507
48,757,003
Turkey (0.7%):
Consumer Discretionary (0.4%):
Ford Otomotiv Sanayi A/S ................................................ 165,259 4,372,610
Tofas Turk Otomobil Fabrikasi A/S (a) ........................................ 834,806 4,836,002
9,208,612
Energy (0.2%):
Turkiye Petrol Rafinerileri A/S ............................................. 1,630,150 6,541,048
Industrials (0.1%):
KOC Holding AS ....................................................... 678,981 3,428,103
19,177,763
United Kingdom (2.8%):
Communication Services (0.2%):
Vodafone Group PLC .................................................... 5,685,626 4,849,538
Consumer Discretionary (0.2%):
Taylor Wimpey PLC ..................................................... 2,663,562 4,053,327
Consumer Staples (0.8%):
British American Tobacco PLC ............................................. 206,943 7,466,323
Imperial Brands PLC .................................................... 282,151 9,021,467
J Sainsbury PLC ....................................................... 1,596,584 5,454,894
21,942,684
Energy (0.5%):
BP PLC .............................................................. 1,194,750 5,904,695
Shell PLC (b) .......................................................... 213,142 6,642,817
12,547,512
Financials (0.7%):
Aviva PLC ............................................................ 1,334,710 7,821,665
HSBC Holdings PLC .................................................... 630,452 6,192,032
Phoenix Group Holdings PLC .............................................. 792,100 5,046,648
19,060,345
Materials (0.2%):
Rio Tinto PLC ......................................................... 82,209 4,852,050
Utilities (0.2%):
National Grid PLC (b) .................................................... 446,222 5,300,407
72,605,863
United States (43.2%):
Communication Services (1.4%):
AT&T, Inc. ........................................................... 357,853 8,148,313
Comcast Corp. , Class A .................................................. 101,538 3,810,721
John Wiley & Sons, Inc. , Class A ............................................ 90,062 3,936,610
TEGNA, Inc. .......................................................... 473,646 8,662,985
The Interpublic Group of Cos., Inc. .......................................... 127,862 3,582,693
Verizon Communications, Inc. .............................................. 163,507 6,538,645
34,679,967
Consumer Discretionary (4.0%):
Bloomin' Brands, Inc. .................................................... 269,624 3,292,109
Dana, Inc. ............................................................ 428,054 4,948,304
Darden Restaurants, Inc. .................................................. 34,456 6,432,591
Dine Brands Global, Inc. ................................................. 124,387 3,744,049
Ford Motor Co. ........................................................ 427,311 4,230,379
Hasbro, Inc. ........................................................... 70,899 3,963,963
Kontoor Brands, Inc. .................................................... 77,338 6,605,439

Victory Portfolios II
Victory Market Neutral Income Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
LCI Industries ......................................................... 42,377 $ 4,381,358
LKQ Corp. ........................................................... 131,725 4,840,894
Monro, Inc. (a) ......................................................... 130,293 3,231,266
Oxford Industries, Inc. ................................................... 62,087 4,891,214
Phinia, Inc. ........................................................... 87,127 4,196,908
Sonic Automotive, Inc. , Class A ............................................ 72,080 4,566,268
Strategic Education, Inc. .................................................. 43,397 4,054,148
The Buckle, Inc. ........................................................ 151,155 7,680,185
The Cheesecake Factory, Inc. (a) ............................................ 163,908 7,775,795
Travel + Leisure Co. ..................................................... 101,566 5,124,005
Upbound Group, Inc. .................................................... 157,628 4,598,009
Winmark Corp. ........................................................ 12,694 4,989,630
Winnebago Industries, Inc. ................................................ 82,904 3,961,153
Wolverine World Wide, Inc. ............................................... 196,497 4,362,233
101,869,900
Consumer Staples (4.4%):
Altria Group, Inc. ....................................................... 179,078 9,363,989
Archer-Daniels-Midland Co. ............................................... 53,240 2,689,685
Bunge Global SA ....................................................... 48,806 3,795,155
Cal-Maine Foods, Inc. ................................................... 79,404 8,172,260
Conagra Brands, Inc. .................................................... 229,206 6,360,466
Energizer Holdings, Inc. .................................................. 199,655 6,965,963
General Mills, Inc. ...................................................... 76,711 4,891,860
Hormel Foods Corp. ..................................................... 145,669 4,569,636
Inter Parfums, Inc. ...................................................... 37,137 4,883,887
Kenvue, Inc. .......................................................... 204,079 4,357,087
Kimberly-Clark Corp. .................................................... 61,989 8,123,039
Molson Coors Beverage Co. , Class B ......................................... 91,282 5,232,284
PepsiCo, Inc. .......................................................... 46,137 7,015,592
Philip Morris International, Inc. ............................................. 81,073 9,757,135
Sysco Corp. ........................................................... 82,418 6,301,680
The Clorox Co. ........................................................ 36,193 5,878,105
The Coca-Cola Co. ...................................................... 96,733 6,022,597
The Kraft Heinz Co. ..................................................... 172,966 5,311,786
WK Kellogg Co. (a) ..................................................... 215,065 3,869,019
113,561,225
Energy (4.9%):
APA Corp. ............................................................ 118,989 2,747,456
Archrock, Inc. ......................................................... 320,355 7,973,636
California Resources Corp. ................................................ 104,799 5,438,020
Chevron Corp. ......................................................... 34,849 5,047,529
ConocoPhillips Co. ..................................................... 38,887 3,856,424
Coterra Energy, Inc. ..................................................... 185,117 4,727,888
Crescent Energy Co. , Class A .............................................. 344,913 5,039,179
Devon Energy Corp. ..................................................... 130,554 4,273,032
Diamondback Energy, Inc. ................................................ 16,223 2,657,814
EOG Resources, Inc. .................................................... 32,013 3,924,154
Exxon Mobil Corp. ..................................................... 39,572 4,256,760
Helmerich & Payne, Inc. .................................................. 133,910 4,287,798
HF Sinclair Corp. ....................................................... 67,641 2,370,817
Kinder Morgan, Inc. ..................................................... 343,029 9,398,995
Kinetik Holdings, Inc. ................................................... 154,486 8,760,901
Kodiak Gas Services, Inc. ................................................. 148,077 6,045,984
Noble Corp. PLC (a) ..................................................... 152,756 4,796,538
Northern Oil & Gas, Inc. .................................................. 160,118 5,949,985
Ovintiv, Inc. .......................................................... 84,886 3,437,883
Patterson-UTI Energy, Inc. ................................................ 575,902 4,756,951
Phillips 66 Co. ......................................................... 24,793 2,824,666
Sitio Royalties Corp. , Class A .............................................. 248,414 4,764,581
The Williams Cos., Inc. .................................................. 179,994 9,741,275
Valero Energy Corp. ..................................................... 21,832 2,676,385

Victory Portfolios II
Victory Market Neutral Income Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
World Kinect Corp. ..................................................... 205,828 $ 5,662,328
125,416,979
Financials (10.9%):
Ally Financial, Inc. ...................................................... 107,165 3,859,012
A-Mark Precious Metals, Inc. .............................................. 4,214 115,464
Artisan Partners Asset Management, Inc. , Class A ................................ 145,251 6,253,056
Associated Banc-Corp. ................................................... 274,469 6,559,809
Atlantic Union Bankshares Corp. ............................................ 157,259 5,956,971
Bank of America Corp. ................................................... 78,594 3,454,206
Bank of Hawaii Corp. .................................................... 73,992 5,271,190
BankUnited, Inc. ....................................................... 154,775 5,907,762
Banner Corp. .......................................................... 90,146 6,019,049
Citigroup, Inc. ......................................................... 97,157 6,838,881
Citizens Financial Group, Inc. .............................................. 147,151 6,439,328
CME Group, Inc. ....................................................... 40,787 9,471,965
Community Financial System, Inc. .......................................... 115,505 7,124,348
CVB Financial Corp. .................................................... 318,856 6,826,707
East West Bancorp, Inc. .................................................. 46,472 4,450,159
Fidelity National Financial, Inc. ............................................ 109,677 6,157,267
Fifth Third Bancorp ..................................................... 127,614 5,395,520
First Financial Bancorp ................................................... 181,225 4,871,328
First Hawaiian, Inc. ..................................................... 281,198 7,297,088
First Interstate BancSystem, Inc. , Class A ...................................... 188,956 6,135,401
First Merchants Corp. .................................................... 104,663 4,175,007
Fulton Financial Corp. ................................................... 405,779 7,823,419
HA Sustainable Infrastructure Capital, Inc. ..................................... 112,898 3,029,053
Huntington Bancshares, Inc. ............................................... 448,368 7,294,947
Independent Bank Corp. .................................................. 98,491 6,322,137
Jackson Financial, Inc. , Class A ............................................. 84,798 7,384,210
KeyCorp ............................................................. 321,909 5,517,520
M&T Bank Corp. ....................................................... 25,688 4,829,601
MetLife, Inc. .......................................................... 78,556 6,432,165
Morgan Stanley ........................................................ 56,047 7,046,229
NBT Bancorp, Inc. ...................................................... 108,937 5,202,831
Northern Trust Corp. .................................................... 71,812 7,360,730
Northwest Bancshares, Inc. ................................................ 363,005 4,788,036
Pacific Premier Bancorp, Inc. .............................................. 238,404 5,941,028
Principal Financial Group, Inc. ............................................. 92,990 7,198,356
Prudential Financial, Inc. ................................................. 58,611 6,947,162
Regions Financial Corp. .................................................. 288,264 6,779,969
Simmons First National Corp. , Class A ....................................... 248,240 5,505,963
State Street Corp. ....................................................... 74,930 7,354,380
Synovus Financial Corp. .................................................. 127,976 6,556,211
T. Rowe Price Group, Inc. ................................................. 38,341 4,335,984
The Bank of New York Mellon Corp. ......................................... 105,133 8,077,368
The PNC Financial Services Group, Inc. ...................................... 31,444 6,063,975
Truist Financial Corp. .................................................... 156,374 6,783,504
United Bankshares, Inc. .................................................. 171,286 6,431,789
WaFd, Inc. ............................................................ 155,830 5,023,959
Wells Fargo & Co. ...................................................... 73,383 5,154,422
279,764,466
Health Care (2.5%):
AbbVie, Inc. .......................................................... 32,668 5,805,104
Amgen, Inc. ........................................................... 13,142 3,425,331
Baxter International, Inc. ................................................. 130,650 3,809,754
Bristol-Myers Squibb Co. ................................................. 111,951 6,331,948
CVS Health Corp. ...................................................... 79,148 3,552,954
Gilead Sciences, Inc. .................................................... 69,927 6,459,157
Johnson & Johnson ..................................................... 47,594 6,883,044
Merck & Co., Inc. ...................................................... 49,967 4,970,717
Patterson Cos., Inc. ..................................................... 211,287 6,520,317
Pfizer, Inc. ............................................................ 241,559 6,408,560

Victory Portfolios II
Victory Market Neutral Income Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Premier, Inc. , Class A .................................................... 233,353 $ 4,947,084
Viatris, Inc. ........................................................... 483,357 6,017,795
65,131,765
Industrials (2.4%):
Hillenbrand, Inc. ....................................................... 160,841 4,950,686
HNI Corp. ............................................................ 120,609 6,075,075
Insperity, Inc. .......................................................... 48,311 3,744,586
Kennametal, Inc. ....................................................... 257,594 6,187,408
ManpowerGroup, Inc. ................................................... 90,178 5,205,074
MillerKnoll, Inc. ....................................................... 139,365 3,148,255
MSC Industrial Direct Co., Inc. ............................................. 83,235 6,216,822
Pitney Bowes, Inc. ...................................................... 440,455 3,188,894
Snap-on, Inc. .......................................................... 15,024 5,100,348
The Greenbrier Cos., Inc. ................................................. 96,110 5,861,749
Trinity Industries, Inc. ................................................... 183,239 6,431,689
United Parcel Service, Inc. , Class B .......................................... 43,358 5,467,444
61,578,030
Information Technology (1.1%):
Avnet, Inc. ............................................................ 129,939 6,798,408
Cisco Systems, Inc. ..................................................... 122,713 7,264,610
Corning, Inc. .......................................................... 97,076 4,613,051
Hewlett Packard Enterprise Co. ............................................. 154,186 3,291,871
Skyworks Solutions, Inc. ................................................. 38,560 3,419,501
Xerox Holdings Corp. ................................................... 409,690 3,453,687
28,841,128
Materials (1.6%):
Avient Corp. .......................................................... 144,538 5,905,823
Dow, Inc. ............................................................ 118,658 4,761,745
Eastman Chemical Co. ................................................... 46,635 4,258,708
Greif, Inc. , Class A ...................................................... 76,463 4,673,419
International Paper Co. ................................................... 132,628 7,138,039
Kaiser Aluminum Corp. .................................................. 47,635 3,347,311
LyondellBasell Industries NV , Class A ........................................ 83,044 6,167,678
Sensient Technologies Corp. ............................................... 76,123 5,424,525
41,677,248
Utilities (10.0%):
Alliant Energy Corp. .................................................... 110,634 6,542,895
American Electric Power Co., Inc. ........................................... 64,730 5,970,048
American States Water Co. ................................................ 118,591 9,216,893
Avista Corp. .......................................................... 216,466 7,929,150
Black Hills Corp. ....................................................... 137,998 8,075,643
California Water Service Group ............................................. 153,660 6,965,408
Chesapeake Utilities Corp. ................................................ 67,748 8,221,220
CMS Energy Corp. ...................................................... 90,029 6,000,433
Consolidated Edison, Inc. ................................................. 70,562 6,296,247
Dominion Energy, Inc. ................................................... 98,445 5,302,248
DTE Energy Co. ....................................................... 52,341 6,320,176
Duke Energy Corp. ...................................................... 72,574 7,819,123
Edison International ..................................................... 85,708 6,842,927
Evergy, Inc. ........................................................... 147,610 9,085,396
Eversource Energy ...................................................... 101,394 5,823,057
Exelon Corp. .......................................................... 173,932 6,546,800
FirstEnergy Corp. ....................................................... 217,875 8,667,067
MGE Energy, Inc. ...................................................... 64,777 6,086,447
National Fuel Gas Co. ................................................... 135,449 8,219,045
New Jersey Resources Corp. ............................................... 206,325 9,625,061
NextEra Energy, Inc. .................................................... 39,050 2,799,494
NiSource, Inc. ......................................................... 261,381 9,608,366
Northwest Natural Holding Co. ............................................. 124,546 4,927,040
Northwestern Energy Group, Inc. ........................................... 174,114 9,308,134

Victory Portfolios II
Victory Market Neutral Income Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,339,844
GMK Norilskiy Nickel PAO ....................................
9/19/2014
4,446,120
Inter RAO UES PJSC .........................................
3/19/2021
7,868,060
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370,482
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924,069
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421,417
Polyus PJSC ...............................................
9/17/2021
6,022,105
Rostelecom PJSC ............................................
9/18/2020
8,205,300
RusHydro PJSC .............................................
9/18/2020
7,349,118
Severstal PAO ..............................................
3/17/2017
4,076,024
Tatneft PJSC ...............................................
9/15/2017
5,787,174
X5 Retail Group NV , GDR .....................................
9/18/2020
5,468,213
Security Description Shares Value
ONE Gas, Inc. ......................................................... 121,576 $ 8,419,138
Otter Tail Corp. ........................................................ 65,698 4,851,140
Portland General Electric Co. .............................................. 245,679 10,716,518
PPL Corp. ............................................................ 203,161 6,594,606
Public Service Enterprise Group, Inc. ......................................... 72,163 6,097,052
SJW Group ........................................................... 85,842 4,225,143
Southwest Gas Holdings, Inc. .............................................. 97,110 6,866,648
Spire, Inc. ............................................................ 145,604 9,876,319
The AES Corp. ........................................................ 177,439 2,283,640
The Southern Co. ....................................................... 91,638 7,543,640
TXNM Energy, Inc. ..................................................... 188,281 9,257,777
WEC Energy Group, Inc. ................................................. 72,994 6,864,356
255,794,295
1,108,315,003
Total Common Stocks (Cost $2,201,639,837) 2,277,273,639
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (h) ........ 5,222,489 5,222,489
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (h) ............ 5,222,489 5,222,489
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (h) ............... 5,222,489 5,222,489
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (h) . 5,222,489 5,222,489
Total Collateral for Securities Loaned (Cost $20,889,956) 20,889,956
Total Investments (Cost $2,222,529,793) — 89.6% 2,298,163,595
Other assets in excess of liabilities — 10.4% 265,891,758
NET ASSETS - 100.00% $ 2,564,055,353
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$24,095,342 and amounted to 0.9% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2024.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2024.
(g) Rounds to less than $1.
(h) Rate disclosed is the daily yield on December 31, 2024.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Victory Portfolios II
Victory Market Neutral Income Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 4,211 3/21/25 $ 1,858,038,459 $ 1,787,695,830 $ (70,342,629)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 4,115 3/21/25 $ 481,323,173 $ 466,538,125 $ 14,785,048
E-Mini MSCI Emerging Markets Index
Futures .......................... 8,194 3/21/25 456,251,783 439,935,860 16,315,923
E-Mini Russell 2000 Index Futures ...... 4,189 3/21/25 496,672,132 471,220,610 25,451,522
E-Mini S&P 500 Futures .............. 8,530 3/21/25 2,611,746,307 2,531,597,374 80,148,933
$ 136,701,426
Total unrealized appreciation $ 136,701,426
Total unrealized depreciation (70,342,629)
Total net unrealized appreciation (depreciation) $ 66,358,797

Statements of Assets and Liabilities
December 31, 2024
27
See notes to financial statements.
Victory Portfolios II
(Unaudited)
Victory US 500
Enhanced Volatility
Wtd Index Fund
Victory Market
Neutral Income
Fund
Assets:
Investments, at value (Cost $19,416,105 and $2,222,529,793) $ 26,519,744 $ 2,298,163,595 (a)
Foreign currency, at value (Cost $— and $779,616) — 779,842
Cash — 71,571,687
Deposit with broker for futures contracts 55,784 217,879,019
Receivables:
Dividends, interest, and securities lending income 24,136 5,834,784
Capital shares issued 200 1,621,015
From Adviser 23,925 810,681
Reclaims 73 2,318,782
Prepaid expenses 16,289 46,855
Total Assets 26,640,151 2,599,026,260
Liabilities:
Payables:
Collateral received on loaned securities — 20,889,956
Capital shares redeemed 18,270 6,792,052
Variation margin on open futures contracts 1,150 4,806,159
Accrued foreign capital gains taxes — 638,876
Accrued expenses and other payables:
Investment advisory fees 16,525 771,517
Administration fees 1,324 123,656
Custodian fees 443 125,732
Transfer agent fees 790 84,889
Sub-Transfer agent fees 7,064 568,333
Compliance fees 20 1,946
12b-1 fees 4,247 10,528
Other accrued expenses 13,334 157,263
Total Liabilities 63,167 34,970,907
Commitments and contingencies (Note 5 )
Net Assets:
Capital 24,126,464 3,122,922,260
Total accumulated earnings (loss) 2,450,520 (558,866,907)
Net Assets $ 26,576,984 $ 2,564,055,353
Net Assets:
Class A $ 18,998,905 $ 66,049,499
Class C 4,787,485 6,660,521
Class I 2,790,594 2,478,541,884
Member Class — 12,803,449
Total $ 26,576,984 $ 2,564,055,353
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,747,895 7,845,810
Class C 472,599 803,616
Class I 256,448 291,916,503
Member Class — 1,519,990
Total 2,476,942 302,085,919
Net asset value, offering and redemption price per share:
Class A $ 10 .87 $ 8 .42
Class C(b) 10 .13 8 .29
Class I 10 .88 8 .49
Member Class — 8 .42
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 11 .53 $ 8 .93
(a) Includes $20,147,118 of securities on loan.
(b) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2024
28
See notes to financial statements.
Victory Portfolios II
(Unaudited)
Victory US 500
Enhanced Volatility
Wtd Index Fund
Victory Market
Neutral Income
Fund
Investment Income:
Dividends $ 253,413 $ 61,251,965
Interest 1,149 6,275,441
Securities lending (net of fees) 33 16,467
Foreign tax withholding — (4,413,633)
Total Income 254,595 63,130,240
Expenses:
Investment advisory fees 102,702 4,833,410
Administration fees 8,008 753,804
Sub-Administration fees 9,803 10,557
12b-1 fees — Class A 25,234 92,719
12b-1 fees — Class C 26,875 41,825
Custodian fees 1,229 407,574
Transfer agent fees — Class A 1,562 2,496
Transfer agent fees — Class C 331 151
Transfer agent fees — Class I 141 263,138
Transfer agent fees — Member Class — 9,093
Sub-Transfer agent fees — Class A 8,242 7,162
Sub-Transfer agent fees — Class C 3,186 4,494
Sub-Transfer agent fees — Class I 1,708 1,427,428
Trustees' fees 1,824 79,334
Compliance fees 129 12,286
Legal and audit fees 5,302 98,253
State registration and filing fees 22,363 72,956
Line of credit fees — 6
Interfund lending — 79
Printing fees 10,669 119,437
Other expenses 2,920 55,977
Recoupment of prior expenses waived/reimbursed by Adviser — 940
Total Expenses 232,228 8,293,119
Expenses waived/reimbursed by Adviser (71,248) (2,542,949)
Expenses waived/reimbursed by Distributor (400) (1,800)
Net Expenses 160,580 5,748,370
Net Investment Income (Loss) 94,015 57,381,870
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 1,068,614 103,234,422
Foreign taxes on realized gains — (3,557,554)
Net realized gains (losses) from futures contracts 17,969 (155,294,789)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 1,080,312 (16,131,418)
Net change in unrealized appreciation/depreciation on futures contracts (3,063) 79,307,624
Net change in accrued foreign taxes on unrealized gains — 1,679,714
Net realized/unrealized gains (losses) on investments 2,163,832 9,237,999
Change in net assets resulting from operations $ 2,257,847 $ 66,619,869

29
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
Victory US 500 Enhanced Volatility
Wtd Index Fund Victory Market Neutral Income Fund
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 94,015 $ 304,631 $ 57,381,870 $ 123,105,487
Net realized gains (losses) 1,086,583 (447,838) (55,617,921) (74,568,631)
Net change in unrealized appreciation/depreciation 1,077,249 1,659,040 64,855,920 82,210,737
Change in net assets resulting from operations 2,257,847 1,515,833 66,619,869 130,747,593
Distributions to Shareholders:
Class A (60,416) (233,446) (1,493,769) (3,459,085)
Class C (149) (37,969) (142,827) (387,299)
Class I (15,457) (70,754) (58,306,739) (121,635,913)
Member Class — — (269,512) (582,070)
From return of capital:
Class A — (9,943) — —
Class C — (1,617) — —
Class I — (3,013) — —
Change in net assets resulting from distributions to shareholders (76,022) (356,742) (60,212,847) (126,064,367)
Change in net assets resulting from capital transactions (5,409,731) (11,925,878) (412,810,873) 89,205,897
Change in net assets (3,227,906) (10,766,787) (406,403,851) 93,889,123
Net Assets:
Beginning of period 29,804,890 40,571,677 2,970,459,204 2,876,570,081
End of period $ 26,576,984 $ 29,804,890 $ 2,564,055,353 $ 2,970,459,204

30
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory US 500 Enhanced Volatility
Wtd Index Fund Victory Market Neutral Income Fund
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 749,055 $ 2,667,783 $ 7,782,392 $ 26,931,092
Distributions reinvested 59,362 236,777 1,448,339 3,380,767
Cost of shares redeemed (3,211,108) (6,483,724) (21,434,443) (49,518,695)
Total Class A $ (2,402,691) $ (3,579,164) $ (12,203,712) $ (19,206,836)
Class C
Proceeds from shares issued $ 91,089 $ 172,465 $ 156,798 $ 1,148,084
Distributions reinvested 149 39,342 142,719 382,493
Cost of shares redeemed (1,517,348) (5,599,440) (2,915,482) (6,807,683)
Total Class C $ (1,426,110) $ (5,387,633) $ (2,615,965) $ (5,277,106)
Class I
Proceeds from shares issued $ 123,342 $ 102,104 $ 360,556,700 $ 1,461,026,049
Distributions reinvested 15,448 73,488 52,238,095 110,414,165
Cost of shares redeemed (1,719,720) (3,134,673) (810,480,218) (1,456,395,248)
Total Class I $ (1,580,930) $ (2,959,081) $ (397,685,423) $ 115,044,966
Member Class
Proceeds from shares issued $ — $ — $ 958,292 $ 1,803,406
Distributions reinvested — — 269,512 582,069
Cost of shares redeemed — — (1,533,577) (3,740,602)
Total Member Class $ — $ — $ (305,773) $ (1,355,127)
Change in net assets resulting from capital transactions $ (5,409,731) $ (11,925,878) $ (412,810,873) $ 89,205,897
Share Transactions:
Class A
Issued 71,575 273,988 926,871 3,172,387
Reinvested 5,453 23,766 172,387 398,956
Redeemed (297,380) (672,262) (2,552,650) (5,836,338)
Total Class A (220,352) (374,508) (1,453,392) (2,264,995)
Class C
Issued 8,884 19,055 18,991 136,160
Reinvested 15 4,215 17,248 45,826
Redeemed (152,826) (618,970) (353,368) (814,326)
Total Class C (143,927) (595,700) (317,129) (632,340)
Class I
Issued 11,655 10,566 42,584,744 170,354,010
Reinvested 1,417 7,403 6,168,382 12,925,026
Redeemed (155,208) (323,043) (95,834,586) (170,221,936)
Total Class I (142,136) (305,074) (47,081,460) 13,057,100
Member Class
Issued — — 114,253 211,563
Reinvested — — 32,075 68,649
Redeemed — — (182,394) (441,041)
Total Member Class — — (36,066) (160,829)
Change in Shares (506,415) (1,275,282) (48,888,047) 9,998,936

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
31
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $10.13 $9.71 $13.33 $16.62 $13.42 $14.26
Investment Activities:
Net investment income (loss)(a) 0.04 0.10 0.16 0.08 0.07 0.08
Net realized and unrealized gains (losses) 0.73 0.44 (0.05) (1.31) 4.77 0.88
Total from Investment Activities 0.77 0.54 0.11 (1.23) 4.84 0.96
Distributions to Shareholders from:
Net investment income (0.03) (0.12) (0.14) (0.08) (0.05) (0.07)
Net realized gains — — (3.59) (1.98) (1.59) (1.73)
Total Distributions (0.03) (0.12) (3.73) (2.06) (1.64) (1.80)
Net Asset Value, End of Period $10.87 $10.13 $9.71 $13.33 $16.62 $13.42
Total Return (excludes sales charge)(b)(c) 7.63% 5.54% (0.84)% (9.25)% 38.05% 6.71%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.99% 0.99% 0.99% 0.99% 0.99% 0.99%
Net Investment Income (Loss)(d) 0.75% 1.02% 1.37% 0.52% 0.47% 0.56%
Gross Expenses(d)(e) 1.39% 1.36% 1.30% 1.25% 1.24% 1.28%
Supplemental Data:
Net Assets at end of period (000's) $18,999 $19,937 $22,745 $25,643 $31,504 $26,394
Portfolio Turnover(b)(f) 12% 150%(g) 266%(h) 101% 68% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Portfolio turnover decreased significantly due to the long/cash strategy.
(h) Portfolio turnover increased significantly due to the long/cash strategy.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $9.45 $9.06 $12.68 $15.95 $12.99 $13.90
Investment Activities:
Net investment income (loss)(a) (—)(b)(c) 0.03 0.06 (0.03) (0.04) (0.03)
Net realized and unrealized gains (losses) 0.68 0.41 (0.03) (1.25) 4.59 0.87
Total from Investment Activities 0.68 0.44 0.03 (1.28) 4.55 0.84
Distributions to Shareholders from:
Net investment income —(b) (0.05) (0.06) (0.01) —(b) (0.02)
Net realized gains — — (3.59) (1.98) (1.59) (1.73)
Return of capital — —(b) — — — —
Total Distributions —(b) (0.05) (3.65) (1.99) (1.59) (1.75)
Net Asset Value, End of Period $10.13 $9.45 $9.06 $12.68 $15.95 $12.99
Total Return (excludes contingent deferred sales
charge)(d)(e) 7.20% 4.83% (1.56)% (9.97)% 36.98% 5.96%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.74% 1.74% 1.74% 1.74% 1.74% 1.74%
Net Investment Income (Loss)(f) (0.01)% 0.29% 0.60% (0.22)% (0.29)% (0.19)%
Gross Expenses(f)(g) 2.42% 2.23% 2.11% 2.03% 1.99% 2.03%
Supplemental Data:
Net Assets at end of period (000's) $4,787 $5,825 $10,986 $17,132 $24,465 $26,240
Portfolio Turnover(d)(h) 12% 150%(i) 266%(j) 101% 68% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Portfolio turnover decreased significantly due to the long/cash strategy.
(j) Portfolio turnover increased significantly due to the long/cash strategy.

33
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $10.14 $9.72 $13.34 $16.64 $13.43 $14.26
Investment Activities:
Net investment income (loss)(a) 0.05 0.12 0.19 0.12 0.11 0.12
Net realized and unrealized gains (losses) 0.74 0.44 (0.06) (1.31) 4.77 0.88
Total from Investment Activities 0.79 0.56 0.13 (1.19) 4.88 1.00
Distributions to Shareholders from:
Net investment income (0.05) (0.13) (0.16) (0.13) (0.08) (0.10)
Net realized gains — — (3.59) (1.98) (1.59) (1.73)
Return of capital — (0.01) — — — —
Total Distributions (0.05) (0.14) (3.75) (2.11) (1.67) (1.83)
Net Asset Value, End of Period $10.88 $10.14 $9.72 $13.34 $16.64 $13.43
Total Return(b)(c) 7.77% 5.81% (0.60)% (9.03)% 38.43% 6.97%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.74% 0.74% 0.74% 0.74% 0.74% 0.74%
Net Investment Income (Loss)(d) 0.99% 1.29% 1.60% 0.78% 0.71% 0.86%
Gross Expenses(d)(e) 1.45% 1.30% 1.14% 1.02% 0.98% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $2,791 $4,043 $6,841 $11,386 $14,789 $14,179
Portfolio Turnover(b)(f) 12% 150%(g) 266%(h) 101% 68% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Portfolio turnover decreased significantly due to the long/cash strategy.
(h) Portfolio turnover increased significantly due to the long/cash strategy.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Market Neutral Income Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.40 $8.37 $9.30 $9.51 $9.77 $9.51
Investment Activities:
Net investment income (loss)(a) 0.16 0.32 0.35 0.38 0.29 0.27
Net realized and unrealized gains (losses) 0.03 0.05 (0.26) (0.29) (0.06) 0.23
Total from Investment Activities 0.19 0.37 0.09 0.09 0.23 0.50
Distributions to Shareholders from:
Net investment income (0.17) (0.34) (0.36) (0.30) (0.24) (0.24)
Net realized gains — — (0.66) — (0.25) —
Total Distributions (0.17) (0.34) (1.02) (0.30) (0.49) (0.24)
Net Asset Value, End of Period $8.42 $8.40 $8.37 $9.30 $9.51 $9.77
Total Return (excludes sales charge)(b)(c) 2.28% 4.43% 1.34% 0.90% 2.33% 5.31%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.75% 0.75% 0.75% 0.78%(f) 0.79%(f) 0.75%
Net Investment Income (Loss)(d) 3.82% 3.80% 4.00% 3.94% 3.03% 2.78%
Gross Expenses(d)(e) 0.77% 0.76% 0.80% 0.83% 0.95% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $66,049 $78,079 $96,836 $150,010 $50,735 $12,870
Portfolio Turnover(b)(g) 39% 88% 87% 61% 89% 119%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.27 $8.25 $9.19 $9.40 $9.69 $9.43
Investment Activities:
Net investment income (loss)(a) 0.13 0.25 0.28 0.34 0.22 0.21
Net realized and unrealized gains (losses) 0.03 0.05 (0.26) (0.31) (0.08) 0.22
Total from Investment Activities 0.16 0.30 0.02 0.03 0.14 0.43
Distributions to Shareholders from:
Net investment income (0.14) (0.28) (0.30) (0.24) (0.18) (0.17)
Net realized gains — — (0.66) — (0.25) —
Total Distributions (0.14) (0.28) (0.96) (0.24) (0.43) (0.17)
Net Asset Value, End of Period $8.29 $8.27 $8.25 $9.19 $9.40 $9.69
Total Return (excludes contingent deferred sales
charge)(b)(c) 1.93% 3.60% 0.53% 0.31% 1.40% 4.59%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.50% 1.50% 1.50% 1.53%(f) 1.54%(f) 1.50%
Net Investment Income (Loss)(d) 3.07% 3.05% 3.28% 3.59% 2.28% 2.20%
Gross Expenses(d)(e) 1.76% 1.68% 1.62% 1.93% 2.29% 2.62%
Supplemental Data:
Net Assets at end of period (000's) $6,661 $9,267 $14,468 $15,197 $1,976 $626
Portfolio Turnover(b)(g) 39% 88% 87% 61% 89% 119%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Market Neutral Income Fund
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.47 $8.44 $9.37 $9.57 $9.83 $9.55
Investment Activities:
Net investment income (loss)(a) 0.18 0.36 0.38 0.42 0.33 0.31
Net realized and unrealized gains (losses) 0.02 0.04 (0.26) (0.29) (0.08) 0.23
Total from Investment Activities 0.20 0.40 0.12 0.13 0.25 0.54
Distributions to Shareholders from:
Net investment income (0.18) (0.37) (0.39) (0.33) (0.26) (0.26)
Net realized gains — — (0.66) — (0.25) —
Total Distributions (0.18) (0.37) (1.05) (0.33) (0.51) (0.26)
Net Asset Value, End of Period $8.49 $8.47 $8.44 $9.37 $9.57 $9.83
Total Return(b)(c) 2.44% 4.74% 1.68% 1.32% 2.62% 5.79%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.40% 0.40% 0.40% 0.43%(f) 0.44%(f) 0.40%
Net Investment Income (Loss)(d) 4.17% 4.17% 4.31% 4.40% 3.37% 3.23%
Gross Expenses(d)(e) 0.59% 0.58% 0.59% 0.62% 0.75% 0.89%
Supplemental Data:
Net Assets at end of period (000's) $2,478,542 $2,870,040 $2,750,882 $4,777,720 $1,007,909 $174,719
Portfolio Turnover(b)(g) 39% 88% 87% 61% 89% 119%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Member Class
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $8.40 $8.38 $9.31 $9.51 $9.62
Investment Activities:
Net investment income (loss)(b) 0.17 0.34 0.38 0.41 0.25
Net realized and unrealized gains (losses) 0.03 0.03 (0.27) (0.29) 0.04
Total from Investment Activities 0.20 0.37 0.11 0.12 0.29
Distributions to Shareholders from:
Net investment income (0.18) (0.35) (0.38) (0.32) (0.15)
Net realized gains — — (0.66) — (0.25)
Total Distributions (0.18) (0.35) (1.04) (0.32) (0.40)
Net Asset Value, End of Period $8.42 $8.40 $8.38 $9.31 $9.51
Total Return(c)(d) 2.38% 4.50% 1.55% 1.20% 3.05%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55% 0.55% 0.58%(g) 0.60%
Net Investment Income (Loss)(e) 4.01% 4.00% 4.32% 4.34% 3.94%
Gross Expenses(e)(f) 0.75% 0.73% 0.80% 1.08% 5.38%
Supplemental Data:
Net Assets at end of period (000's) $12,803 $13,073 $14,384 $13,910 $2,518
Portfolio Turnover(c)(h) 39% 88% 87% 61% 89%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2024
Victory Portfolios II
38
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 28 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following two funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund US 500 Enhanced Volatility Wtd Index Fund A, C, and I
Victory Market Neutral Income Fund Market Neutral Income Fund A, C, I, and Member Class

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
39
(Unaudited)
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
l
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2024, the Funds had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks ............................ $ 26,422,837 $ — $ — $ 26,422,837
Investment Companies ....................... 96,907 — — 96,907
Total .................................... $ 26,519,744 $ — $ — $ 26,519,744
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (4,017) — — (4,017)
Total .................................... $ (4,017) $ — $ — $ (4,017)
Market Neutral Income Fund
Common Stocks ............................ 1,227,905,875 1,049,367,764 —(a) 2,277,273,639
Collateral for Securities Loaned ................ 20,889,956 — — 20,889,956
Total .................................... $ 1,248,795,831 $ 1,049,367,764 $ —(a) $ 2,298,163,595
Other Financial Investments:*
Assets:
Futures Contracts ........................... 136,701,426 — — 136,701,426
Liabilities:
Futures Contracts ........................... (70,342,629) — — (70,342,629)
Total .................................... $ 66,358,797 $ — $ — $ 66,358,797
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Rounds to less than $1.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
40
(Unaudited)
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2024, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2024:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 136,701,426 (70,346,646)
US 500 Enhanced Volatility Wtd Index Fund .................................................. $ – $ 4,017
Market Neutral Income Fund ............................................................. 136,701,426 70,342,629
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (155276820.00) 79304561.00
US 500 Enhanced Volatility Wtd Index Fund .............................................. $ 17,969 $ (3,063)
Market Neutral Income Fund ......................................................... (155,294,789) 79,307,624

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
41
(Unaudited)
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of December 31, 2024:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Market Neutral Income Fund ........................................ $ 20,147,118 $ — $ 20,889,956

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
42
(Unaudited)
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2024, were as follows:
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
* Rounds to less than 0.05%.
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Excluding U.S. Government Securities
Purchases Sales
US 500 Enhanced Volatility Wtd Index Fund ............................................... $ 3,420,343 $ 8,777,575
Market Neutral Income Fund .......................................................... 948,712,176 1,410,338,694
Market Neutral Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Strategic Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —*
Rate
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.70%
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
43
(Unaudited)
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2024, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Funds in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Funds for the amount of the excess. For the six months ended December 31, 2024, the Distributor reimbursed the following to the Funds:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31,
2024, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Class A Class C
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
US 500 Enhanced Volatility Wtd Index Fund ................................................................. $ 400
Market Neutral Income Fund ............................................................................ 1,800
Amount
US 500 Enhanced Volatility Wtd Index Fund ................................................................. $ 44
Market Neutral Income Fund ............................................................................ 459

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
44
(Unaudited)
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2024, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
For the six months ended December 31, 2024, the following recoupment amounts were paid to the Adviser:
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2024.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Large-Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares.  The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
In effect until October 31, 2025
Class A Class C Class I Member Class
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . 0.99% 1.74% 0.74% N/A
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.76% 1.51% 0.41% 0.56%
Amount
Market Neutral Income Fund ............................................................................ $ 940
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
US 500 Enhanced Volatility Wtd Index Fund ..................... $ 85,432 $ 165,662 $ 145,870 $ 71,248 $ 468,212
Market Neutral Income Fund ................................ 3,456,329 7,053,744 5,112,700 2,542,949 18,165,722

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
45
(Unaudited)
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Investment Style Risk —  Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Funds' performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory Funds
Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating
Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds did not utilize or participate in the Facility during the six months ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2024.
Borrower or
Lender
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Market Neutral Income Fund ....................... Borrower $ — $ 492,000 5.87% $ 492,000

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
46
(Unaudited)
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2024, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used:
9. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Declared Paid
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term
Amount
Long-Term
Amount Total
US 500 Enhanced Volatility Wtd Index Fund .................................. $ (4,130,595) $ — $ (4,130,595)
Market Neutral Income Fund ............................................. (370,514,346) (266,089,890) (636,604,236)

Supplemental Information
December 31, 2024
Victory Portfolios II
47
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2024.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
48
(Unaudited)
extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three- and five-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the US 500 Enhanced Volatility Wtd Index Fund’s tracking error as a factor in evaluating performance, in addition to a risk/return summary as compared to its peers. The Board also considered that the US 500
Enhanced Volatility Wtd Index Fund’s strategy could be considered unique as compared to the peer group of funds selected by the independent, third-party consultant.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups do not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
US 500 Enhanced Volatility Wtd Index Fund:
Performance . Noting that the Fund’s investment objective is to track the performance of an index maintained by an independent third party before fees and expenses, the Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30,
2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the
Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Market Neutral Income Fund:
Performance . The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
49
(Unaudited)
underperformed the benchmark index for the one- and three-year periods, outperformed the benchmark index for the five- and ten-year periods, and underperformed the peer group median for all of the periods reviewed.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-COMPASS-SAR (12/24)

December 31, 2024
Semi-Annual Report: Full Financials
VictoryShares US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF
VictoryShares THB Mid Cap ETF
VictoryShares Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF
VictoryShares Free Cash Flow Growth ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF
3
VictoryShares US Small Cap Volatility Wtd ETF
12
VictoryShares International Volatility Wtd ETF
21
VictoryShares US Large Cap High Div Volatility Wtd ETF
36
VictoryShares US Small Cap High Div Volatility Wtd ETF
39
VictoryShares Dividend Accelerator ETF
42
VictoryShares US Multi-Factor Minimum Volatility ETF
44
VictoryShares US 500 Enhanced Volatility Wtd ETF
46
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
55
VictoryShares US Discovery Enhanced Volatility Wtd ETF
58
VictoryShares THB Mid Cap ETF
68
VictoryShares Free Cash Flow ETF
70
VictoryShares Small Cap Free Cash Flow ETF
72
VictoryShares Free Cash Flow Growth ETF
77
Financial Statements
Statements of Assets and Liabilities
80
Statements of Operations
85
Statements of Changes in Net Assets
90
Financial Highlights
96
Notes to Financial Statements 110
Supplemental Information
Advisory Contract Approval
124

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (4.1%):
Alphabet, Inc., Class A ................................................... 5,731 $ 1,084,878
AT&T, Inc. ........................................................... 65,284 1,486,517
Charter Communications, Inc., Class A(a) ..................................... 1,820 623,841
Comcast Corp., Class A .................................................. 29,954 1,124,174
Electronic Arts, Inc. ..................................................... 9,636 1,409,747
Fox Corp., Class A ...................................................... 29,671 1,441,417
Liberty Media Corp.-Liberty Formula One(a) ................................... 14,300 1,325,038
Live Nation Entertainment, Inc.(a) ........................................... 9,201 1,191,530
Meta Platforms, Inc., Class A .............................................. 1,232 721,348
Netflix, Inc.(a) ......................................................... 1,242 1,107,019
News Corp., Class A ..................................................... 42,014 1,157,066
Omnicom Group, Inc. .................................................... 12,262 1,055,023
Pinterest, Inc., Class A(a) ................................................. 18,879 547,491
The Interpublic Group of Cos., Inc. .......................................... 37,569 1,052,683
The Trade Desk, Inc., Class A(a) ............................................ 5,410 635,837
The Walt Disney Co. .................................................... 10,344 1,151,804
T-Mobile US, Inc. ...................................................... 9,654 2,130,927
Verizon Communications, Inc. .............................................. 29,140 1,165,309
Warner Music Group Corp., Class A ......................................... 30,869 956,939
21,368,588
Consumer Discretionary (9.5%):
Airbnb, Inc., Class A(a) .................................................. 6,487 852,457
Amazon.com, Inc.(a) .................................................... 5,259 1,153,772
Aptiv PLC(a) .......................................................... 9,543 577,161
AutoZone, Inc.(a) ....................................................... 385 1,232,770
Best Buy Co., Inc. ...................................................... 7,169 615,100
Booking Holdings, Inc. ................................................... 239 1,187,452
Burlington Stores, Inc.(a) ................................................. 2,569 732,319
CarMax, Inc.(a) ........................................................ 8,517 696,350
Carvana Co.(a) ......................................................... 1,906 387,604
Cava Group, Inc.(a) ..................................................... 3,971 447,929
Chewy, Inc., Class A(a) .................................................. 13,653 457,239
Chipotle Mexican Grill, Inc.(a) ............................................. 15,737 948,941
Coupang, Inc.(a) ....................................................... 30,690 674,566
D.R. Horton, Inc. ....................................................... 3,901 545,438
Darden Restaurants, Inc. .................................................. 7,615 1,421,644
Deckers Outdoor Corp.(a) ................................................. 4,093 831,247
Dick's Sporting Goods, Inc. ................................................ 2,637 603,451
Domino's Pizza, Inc. ..................................................... 2,124 891,570
eBay, Inc. ............................................................ 17,795 1,102,400
Expedia Group, Inc.(a) ................................................... 4,476 834,013
Floor & Decor Holdings, Inc., Class A(a) ...................................... 5,785 576,765
Ford Motor Co. ........................................................ 58,830 582,417
Garmin Ltd. ........................................................... 5,413 1,116,485
General Motors Co. ..................................................... 17,952 956,303
Genuine Parts Co. ...................................................... 7,597 887,026
Hilton Worldwide Holdings, Inc. ............................................ 6,332 1,565,017
Hyatt Hotels Corp., Class A ................................................ 6,513 1,022,411
Las Vegas Sands Corp. ................................................... 23,613 1,212,764
Lennar Corp., Class A .................................................... 4,404 600,573
Lowe's Cos., Inc. ....................................................... 4,404 1,086,907
Marriott International, Inc., Class A .......................................... 5,227 1,458,019
McDonald's Corp. ...................................................... 4,844 1,404,227
MGM Resorts International(a) .............................................. 20,214 700,415
NIKE, Inc., Class B ..................................................... 8,413 636,612
NVR, Inc.(a) .......................................................... 115 940,574
O'Reilly Automotive, Inc.(a) ............................................... 1,139 1,350,626
Penske Automotive Group, Inc. ............................................. 5,910 900,920
Pool Corp. ............................................................ 2,283 778,366
PulteGroup, Inc. ........................................................ 6,182 673,220
Ross Stores, Inc. ....................................................... 8,363 1,265,071

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Royal Caribbean Cruises Ltd. .............................................. 4,447 $ 1,025,878
Service Corp. International ................................................ 15,638 1,248,225
Starbucks Corp. ........................................................ 6,463 589,749
Tesla, Inc.(a) .......................................................... 2,101 848,468
Texas Roadhouse, Inc. ................................................... 6,271 1,131,477
The Home Depot, Inc. ................................................... 3,318 1,290,669
The TJX Cos., Inc. ...................................................... 12,108 1,462,768
Toll Brothers, Inc. ...................................................... 4,741 597,129
TopBuild Corp.(a) ...................................................... 1,554 483,822
Tractor Supply Co. ...................................................... 19,582 1,039,021
Ulta Beauty, Inc.(a) ..................................................... 2,184 949,887
Williams-Sonoma, Inc. ................................................... 4,081 755,720
Wingstop, Inc. ......................................................... 1,853 526,623
Yum! Brands, Inc. ...................................................... 11,887 1,594,760
49,452,337
Consumer Staples (8.1%):
Altria Group, Inc. ....................................................... 25,674 1,342,493
Archer-Daniels-Midland Co. ............................................... 11,274 569,563
Brown-Forman Corp., Class B ............................................. 23,633 897,581
Bunge Global SA ....................................................... 10,279 799,295
Casey's General Stores, Inc. ............................................... 2,373 940,254
Church & Dwight Co., Inc. ................................................ 15,884 1,663,214
Coca-Cola Consolidated, Inc. .............................................. 552 695,515
Colgate-Palmolive Co. ................................................... 16,766 1,524,197
Conagra Brands, Inc. .................................................... 38,028 1,055,277
Constellation Brands, Inc., Class A .......................................... 5,503 1,216,163
Costco Wholesale Corp. .................................................. 1,398 1,280,945
Dollar General Corp. .................................................... 6,151 466,369
General Mills, Inc. ...................................................... 17,748 1,131,790
Hormel Foods Corp. ..................................................... 27,872 874,345
Kenvue, Inc. .......................................................... 41,200 879,620
Keurig Dr. Pepper, Inc. ................................................... 41,228 1,324,243
Kimberly-Clark Corp. .................................................... 9,291 1,217,493
McCormick & Co., Inc. .................................................. 13,261 1,011,019
Molson Coors Beverage Co., Class B ......................................... 20,489 1,174,429
Mondelez International, Inc., Class A ......................................... 20,627 1,232,051
Monster Beverage Corp.(a) ................................................ 23,910 1,256,710
PepsiCo, Inc. .......................................................... 8,709 1,324,291
Performance Food Group Co.(a) ............................................ 13,714 1,159,519
Philip Morris International, Inc. ............................................. 12,607 1,517,252
Sysco Corp. ........................................................... 16,687 1,275,888
Target Corp. .......................................................... 5,194 702,125
The Campbell's Company ................................................. 24,476 1,025,055
The Clorox Co. ........................................................ 7,371 1,197,124
The Coca-Cola Co. ...................................................... 28,709 1,787,422
The Estee Lauder Cos., Inc. ............................................... 7,147 535,882
The Hershey Co. ....................................................... 6,184 1,047,260
The J.M. Smucker Co. ................................................... 9,892 1,089,307
The Kraft Heinz Co. ..................................................... 35,221 1,081,637
The Kroger Co. ........................................................ 22,796 1,393,975
The Procter & Gamble Co. ................................................ 9,818 1,645,988
U.S. Foods Holding Corp.(a) ............................................... 18,205 1,228,109
Walmart, Inc. .......................................................... 18,821 1,700,477
42,263,877
Energy (5.0%):
Baker Hughes Co. ...................................................... 28,965 1,188,144
Cheniere Energy, Inc. .................................................... 7,651 1,643,970
Chevron Corp. ......................................................... 9,105 1,318,768
ConocoPhillips Co. ..................................................... 11,417 1,132,224
Coterra Energy, Inc. ..................................................... 46,829 1,196,013
Devon Energy Corp. ..................................................... 24,369 797,597
Diamondback Energy, Inc. ................................................ 5,206 852,899
EOG Resources, Inc. .................................................... 9,263 1,135,459

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
EQT Corp. ............................................................ 23,889 $ 1,101,522
Exxon Mobil Corp. ..................................................... 11,568 1,244,370
Halliburton Co. ........................................................ 32,211 875,817
Kinder Morgan, Inc. ..................................................... 71,624 1,962,498
Marathon Petroleum Corp. ................................................ 4,971 693,455
Occidental Petroleum Corp. ............................................... 21,709 1,072,642
ONEOK, Inc. .......................................................... 15,192 1,525,277
Ovintiv, Inc. .......................................................... 21,612 875,286
Permian Resources Corp. ................................................. 62,172 894,033
Phillips 66 Co. ......................................................... 7,314 833,284
Schlumberger NV ...................................................... 22,380 858,049
Targa Resources Corp. ................................................... 8,625 1,539,563
Texas Pacific Land Corp. ................................................. 717 792,973
The Williams Cos., Inc. .................................................. 31,036 1,679,668
Valero Energy Corp. ..................................................... 6,021 738,114
25,951,625
Financials (19.8%):
Aflac, Inc. ............................................................ 11,053 1,143,322
Ally Financial, Inc. ...................................................... 18,322 659,775
American Express Co. ................................................... 4,286 1,272,042
American Financial Group, Inc. ............................................. 10,270 1,406,271
American International Group, Inc. .......................................... 16,583 1,207,242
Ameriprise Financial, Inc. ................................................. 3,091 1,645,741
Aon PLC, Class A ...................................................... 3,319 1,192,052
Apollo Global Management, Inc. ............................................ 7,326 1,209,962
Arch Capital Group Ltd. .................................................. 10,970 1,013,080
Ares Management Corp., Class A ........................................... 6,519 1,154,059
Arthur J. Gallagher & Co. ................................................. 4,707 1,336,082
Bank of America Corp. ................................................... 27,291 1,199,439
Berkshire Hathaway, Inc., Class B(a) ......................................... 4,014 1,819,466
Blackrock, Inc. ........................................................ 1,498 1,535,615
Blackstone, Inc. ........................................................ 5,940 1,024,175
Block, Inc.(a) .......................................................... 7,975 677,795
Blue Owl Capital, Inc. ................................................... 47,069 1,094,825
Brown & Brown, Inc. .................................................... 12,909 1,316,976
Capital One Financial Corp. ............................................... 6,909 1,232,013
Cboe Global Markets, Inc. ................................................ 5,934 1,159,504
Chubb Ltd. ........................................................... 5,257 1,452,509
Cincinnati Financial Corp. ................................................ 8,930 1,283,241
Citigroup, Inc. ......................................................... 16,437 1,157,000
Citizens Financial Group, Inc. .............................................. 19,372 847,719
CME Group, Inc. ....................................................... 6,772 1,572,662
Coinbase Global, Inc., Class A(a) ........................................... 1,775 440,732
Corebridge Financial, Inc. ................................................. 29,684 888,442
East West Bancorp, Inc. .................................................. 10,846 1,038,613
Equitable Holdings, Inc. .................................................. 26,304 1,240,760
Erie Indemnity Co., Class A ............................................... 2,001 824,872
Everest Group Ltd. ...................................................... 2,687 973,930
FactSet Research Systems, Inc. ............................................. 2,746 1,318,849
Fidelity National Financial, Inc. ............................................ 17,737 995,755
Fidelity National Information Services, Inc. .................................... 13,781 1,113,091
Fifth Third Bancorp ..................................................... 22,222 939,546
First Citizens Bancshares, Inc., Class A ....................................... 430 908,599
Fiserv, Inc.(a) .......................................................... 8,727 1,792,700
Global Payments, Inc. .................................................... 8,145 912,729
Huntington Bancshares, Inc. ............................................... 64,018 1,041,573
Interactive Brokers Group, Inc. ............................................. 8,440 1,491,095
Intercontinental Exchange, Inc. ............................................. 10,275 1,531,078
Jack Henry & Associates, Inc. .............................................. 7,996 1,401,699
Jefferies Financial Group, Inc. .............................................. 17,679 1,386,034
JPMorgan Chase & Co. .................................................. 5,849 1,402,064
KeyCorp ............................................................. 44,736 766,775
Kinsale Capital Group, Inc. ................................................ 1,180 548,853

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
KKR & Co., Inc. ....................................................... 6,470 $ 956,978
Loews Corp. .......................................................... 20,983 1,777,050
LPL Financial Holdings, Inc. ............................................... 3,571 1,165,967
M&T Bank Corp. ....................................................... 5,580 1,049,096
Markel Group, Inc.(a) .................................................... 805 1,389,615
Marsh & McLennan Cos., Inc. ............................................. 7,369 1,565,249
Mastercard, Inc., Class A ................................................. 3,274 1,723,990
MetLife, Inc. .......................................................... 16,912 1,384,755
Moody's Corp. ......................................................... 2,592 1,226,975
Morgan Stanley ........................................................ 10,517 1,322,197
Morningstar, Inc. ....................................................... 3,797 1,278,678
MSCI, Inc. ........................................................... 1,450 870,015
Nasdaq, Inc. .......................................................... 17,737 1,371,247
Northern Trust Corp. .................................................... 11,976 1,227,540
PayPal Holdings, Inc.(a) .................................................. 10,004 853,841
Principal Financial Group, Inc. ............................................. 16,163 1,251,178
Prudential Financial, Inc. ................................................. 9,397 1,113,826
Raymond James Financial, Inc. ............................................. 9,969 1,548,485
Regions Financial Corp. .................................................. 40,329 948,538
Reinsurance Group of America, Inc. ......................................... 5,116 1,092,931
RenaissanceRe Holdings Ltd. .............................................. 4,509 1,121,884
Robinhood Markets, Inc., Class A(a) ......................................... 22,460 836,860
Rocket Cos., Inc., Class A(a) ............................................... 24,667 277,750
Ryan Specialty Holdings, Inc. .............................................. 14,055 901,769
S&P Global, Inc. ....................................................... 3,097 1,542,399
State Street Corp. ....................................................... 13,715 1,346,127
Synchrony Financial ..................................................... 17,290 1,123,850
T. Rowe Price Group, Inc. ................................................. 10,199 1,153,405
The Allstate Corp. ...................................................... 6,448 1,243,110
The Bank of New York Mellon Corp. ......................................... 21,379 1,642,549
The Charles Schwab Corp. ................................................ 14,553 1,077,068
The Goldman Sachs Group, Inc. ............................................ 2,253 1,290,113
The Hartford Financial Services Group, Inc. .................................... 11,560 1,264,664
The PNC Financial Services Group, Inc. ...................................... 5,626 1,084,974
The Progressive Corp. ................................................... 4,840 1,159,712
The Travelers Cos., Inc. .................................................. 5,191 1,250,460
Tradeweb Markets, Inc., Class A ............................................ 10,110 1,323,601
U.S. Bancorp .......................................................... 20,748 992,377
Visa, Inc., Class A ...................................................... 6,043 1,909,830
W.R. Berkley Corp. ..................................................... 19,497 1,140,964
Wells Fargo & Co. ...................................................... 17,403 1,222,387
103,594,360
Health Care (10.3%):
Abbott Laboratories ..................................................... 12,322 1,393,741
AbbVie, Inc. .......................................................... 6,628 1,177,796
Agilent Technologies, Inc. ................................................. 6,758 907,870
Align Technology, Inc.(a) ................................................. 2,727 568,607
Amgen, Inc. ........................................................... 2,963 772,276
Avantor, Inc.(a) ........................................................ 30,130 634,839
Becton Dickinson & Co. .................................................. 5,773 1,309,720
Biogen, Inc.(a) ......................................................... 4,616 705,879
BioMarin Pharmaceutical, Inc.(a) ........................................... 10,456 687,273
Bio-Techne Corp. ....................................................... 9,227 664,621
Boston Scientific Corp.(a) ................................................. 18,207 1,626,249
Cardinal Health, Inc. .................................................... 10,373 1,226,815
Cencora, Inc. .......................................................... 6,267 1,408,070
Centene Corp.(a) ....................................................... 12,527 758,886
CVS Health Corp. ...................................................... 13,813 620,066
Danaher Corp. ......................................................... 4,186 960,896
DaVita, Inc.(a) ......................................................... 6,058 905,974
Dexcom, Inc.(a) ........................................................ 6,000 466,620
Edwards Lifesciences Corp.(a) ............................................. 7,833 579,877
Elevance Health, Inc. .................................................... 2,359 870,235

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Eli Lilly & Co. ......................................................... 878 $ 677,816
GE HealthCare Technologies, Inc. ........................................... 9,773 764,053
Gilead Sciences, Inc. .................................................... 12,642 1,167,741
HCA Healthcare, Inc. .................................................... 2,759 828,114
Hologic, Inc.(a) ........................................................ 19,793 1,426,877
Humana, Inc. .......................................................... 2,093 531,015
IDEXX Laboratories, Inc.(a) ............................................... 2,010 831,014
Incyte Corp.(a) ......................................................... 15,228 1,051,798
Insulet Corp.(a) ........................................................ 3,065 800,180
Intuitive Surgical, Inc.(a) ................................................. 1,911 997,466
IQVIA Holdings, Inc.(a) .................................................. 3,321 652,610
Johnson & Johnson ..................................................... 9,648 1,395,294
Labcorp Holdings, Inc. ................................................... 4,908 1,125,503
McKesson Corp. ....................................................... 2,108 1,201,370
Medtronic PLC ........................................................ 15,765 1,259,308
Merck & Co., Inc. ...................................................... 9,942 989,030
Mettler-Toledo International, Inc.(a) ......................................... 518 633,866
Molina Healthcare, Inc.(a) ................................................ 2,387 694,736
Neurocrine Biosciences, Inc.(a) ............................................. 5,659 772,453
Quest Diagnostics, Inc. ................................................... 7,916 1,194,208
Regeneron Pharmaceuticals, Inc.(a) .......................................... 1,247 888,275
ResMed, Inc. .......................................................... 2,571 587,962
Revvity, Inc. .......................................................... 6,949 775,578
Sarepta Therapeutics, Inc.(a) ............................................... 3,416 415,351
Solventum Corp.(a) ..................................................... 10,199 673,746
STERIS PLC .......................................................... 4,891 1,005,394
Stryker Corp. .......................................................... 3,681 1,325,344
Teleflex, Inc. .......................................................... 3,766 670,273
Tenet Healthcare Corp.(a) ................................................. 4,690 592,019
The Cigna Group ....................................................... 3,686 1,017,852
The Cooper Cos., Inc.(a) .................................................. 8,637 793,999
Thermo Fisher Scientific, Inc. .............................................. 2,014 1,047,743
United Therapeutics Corp.(a) .............................................. 2,388 842,582
UnitedHealth Group, Inc. ................................................. 1,774 897,396
Universal Health Services, Inc., Class B ....................................... 4,134 741,722
Veeva Systems, Inc., Class A(a) ............................................. 4,017 844,574
Waters Corp.(a) ........................................................ 2,466 914,837
West Pharmaceutical Services, Inc. .......................................... 2,209 723,580
Zimmer Biomet Holdings, Inc. ............................................. 11,705 1,236,399
Zoetis, Inc. ........................................................... 5,218 850,169
54,085,557
Industrials (18.6%):
3M Co. .............................................................. 5,102 658,617
A.O. Smith Corp. ....................................................... 12,908 880,455
Advanced Drainage Systems, Inc. ........................................... 4,403 508,987
AECOM ............................................................. 11,618 1,241,035
Allegion PLC ......................................................... 8,061 1,053,411
Amentum Holdings, Inc.(a) ................................................ 8,887 186,894
AMETEK, Inc. ........................................................ 7,076 1,275,520
Automatic Data Processing, Inc. ............................................ 6,287 1,840,393
Axon Enterprise, Inc.(a) .................................................. 1,951 1,159,518
Booz Allen Hamilton Holding Corp. ......................................... 5,961 767,181
Broadridge Financial Solutions, Inc. ......................................... 6,324 1,429,793
Builders FirstSource, Inc.(a) ............................................... 3,153 450,658
C.H. Robinson Worldwide, Inc. ............................................. 7,208 744,731
Carlisle Cos., Inc. ....................................................... 2,301 848,701
Carrier Global Corp. ..................................................... 11,971 817,140
Caterpillar, Inc. ........................................................ 2,838 1,029,513
Cintas Corp. .......................................................... 6,580 1,202,166
Clean Harbors, Inc.(a) ................................................... 4,254 979,015
Comfort Systems USA, Inc. ............................................... 1,658 703,091
Copart, Inc.(a) ......................................................... 25,407 1,458,108
CSX Corp. ............................................................ 43,603 1,407,069

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Cummins, Inc. ......................................................... 3,365 $ 1,173,039
Curtiss-Wright Corp. .................................................... 4,028 1,429,416
Deere & Co. .......................................................... 2,817 1,193,563
Delta Air Lines, Inc. ..................................................... 18,984 1,148,532
Dover Corp. ........................................................... 6,626 1,243,038
Eaton Corp. PLC ....................................................... 2,940 975,698
EMCOR Group, Inc. .................................................... 2,140 971,346
Emerson Electric Co. .................................................... 9,450 1,171,138
Equifax, Inc. .......................................................... 2,810 716,128
Expeditors International of Washington, Inc. .................................... 10,102 1,118,998
Fastenal Co. ........................................................... 17,546 1,261,733
FedEx Corp. .......................................................... 2,784 783,223
Fortive Corp. .......................................................... 15,569 1,167,675
GE Vernova, Inc. ....................................................... 2,425 797,655
General Dynamics Corp. .................................................. 5,420 1,428,116
General Electric Co. ..................................................... 5,051 842,456
Graco, Inc. ........................................................... 16,248 1,369,544
HEICO Corp. .......................................................... 4,749 1,129,027
Honeywell International, Inc. .............................................. 7,889 1,782,046
Howmet Aerospace, Inc. .................................................. 7,662 837,993
Hubbell, Inc. .......................................................... 2,138 895,587
Huntington Ingalls Industries, Inc. ........................................... 4,012 758,148
IDEX Corp. ........................................................... 6,506 1,361,641
Illinois Tool Works, Inc. .................................................. 6,576 1,667,411
Ingersoll Rand, Inc. ..................................................... 10,645 962,947
ITT, Inc. ............................................................. 7,189 1,027,164
J.B. Hunt Transport Services, Inc. ........................................... 5,442 928,732
Jacobs Solutions, Inc. .................................................... 8,887 1,187,481
Johnson Controls International PLC .......................................... 13,590 1,072,659
L3Harris Technologies, Inc. ............................................... 6,113 1,285,442
Leidos Holdings, Inc. .................................................... 8,956 1,290,201
Lennox International, Inc. ................................................. 1,533 934,057
Lockheed Martin Corp. ................................................... 3,038 1,476,286
Masco Corp. .......................................................... 12,168 883,032
Nordson Corp. ......................................................... 4,389 918,354
Norfolk Southern Corp. .................................................. 3,775 885,992
Northrop Grumman Corp. ................................................. 2,606 1,222,970
Old Dominion Freight Line, Inc. ............................................ 4,188 738,763
Otis Worldwide Corp. .................................................... 15,247 1,412,025
Owens Corning ........................................................ 4,998 851,259
PACCAR, Inc. ......................................................... 10,706 1,113,638
Parker-Hannifin Corp. ................................................... 1,586 1,008,744
Paychex, Inc. .......................................................... 10,203 1,430,665
Quanta Services, Inc. .................................................... 2,822 891,893
Republic Services, Inc. ................................................... 8,696 1,749,461
Rockwell Automation, Inc. ................................................ 2,739 782,779
Rollins, Inc. ........................................................... 24,204 1,121,855
RTX Corp. ............................................................ 11,712 1,355,313
Snap-on, Inc. .......................................................... 3,956 1,342,983
Southwest Airlines Co. ................................................... 22,341 751,104
SS&C Technologies Holdings, Inc. .......................................... 18,698 1,416,934
Tetra Tech, Inc. ........................................................ 21,874 871,460
Textron, Inc. .......................................................... 12,318 942,204
Trane Technologies PLC .................................................. 3,014 1,113,221
TransDigm Group, Inc. ................................................... 863 1,093,663
Uber Technologies, Inc.(a) ................................................ 9,066 546,861
U-Haul Holding Co. ..................................................... 12,784 818,815
Union Pacific Corp. ..................................................... 5,719 1,304,161
United Airlines Holdings, Inc.(a) ............................................ 13,159 1,277,739
United Parcel Service, Inc., Class B .......................................... 7,057 889,888
United Rentals, Inc. ..................................................... 914 643,858
Veralto Corp. .......................................................... 10,592 1,078,795
Verisk Analytics, Inc. .................................................... 4,595 1,265,601
Vertiv Holdings Co., Class A ............................................... 5,529 628,150

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
W.W. Grainger, Inc. ..................................................... 1,253 $ 1,320,725
Waste Management, Inc. .................................................. 6,651 1,342,105
Watsco, Inc. ........................................................... 1,938 918,399
Westinghouse Air Brake Technologies Corp. .................................... 7,231 1,370,925
XPO, Inc.(a) .......................................................... 5,296 694,570
Xylem, Inc. ........................................................... 9,184 1,065,528
97,094,548
Information Technology (12.2%):
Accenture PLC, Class A .................................................. 3,148 1,107,435
Adobe, Inc.(a) ......................................................... 1,241 551,848
Advanced Micro Devices, Inc.(a) ............................................ 3,507 423,610
Akamai Technologies, Inc.(a) .............................................. 9,195 879,502
Amphenol Corp., Class A ................................................. 15,320 1,063,974
Analog Devices, Inc. .................................................... 3,382 718,540
Apple, Inc. ........................................................... 4,716 1,180,981
Applied Materials, Inc. ................................................... 3,112 506,105
AppLovin Corp., Class A(a) ............................................... 4,505 1,458,854
Arista Networks, Inc.(a) .................................................. 7,124 787,416
Autodesk, Inc.(a) ....................................................... 3,591 1,061,392
Bentley Systems, Inc., Class B ............................................. 16,129 753,224
Broadcom, Inc. ........................................................ 3,395 787,097
Cadence Design Systems, Inc.(a) ............................................ 2,971 892,667
CDW Corp. ........................................................... 4,635 806,675
Cisco Systems, Inc. ..................................................... 27,244 1,612,845
Cognizant Technology Solutions Corp., Class A ................................. 16,277 1,251,701
Corning, Inc. .......................................................... 21,689 1,030,661
Corpay, Inc.(a) ......................................................... 3,080 1,042,334
Crowdstrike Holdings, Inc., Class A(a) ....................................... 1,905 651,815
Datadog, Inc., Class A(a) ................................................. 5,960 851,624
Dell Technologies, Inc., Class C ............................................ 3,430 395,273
DocuSign, Inc.(a) ....................................................... 11,703 1,052,568
Dynatrace, Inc.(a) ...................................................... 15,920 865,252
Enphase Energy, Inc.(a) .................................................. 3,348 229,941
Entegris, Inc. .......................................................... 5,366 531,556
EPAM Systems, Inc.(a) ................................................... 2,785 651,189
F5, Inc.(a) ............................................................ 4,852 1,220,132
Fair Isaac Corp.(a) ...................................................... 469 933,746
First Solar, Inc.(a) ...................................................... 2,163 381,207
Fortinet, Inc.(a) ........................................................ 8,017 757,446
Gartner, Inc.(a) ........................................................ 2,158 1,045,486
Gen Digital, Inc. ....................................................... 30,647 839,115
GoDaddy, Inc., Class A(a) ................................................. 7,140 1,409,222
Hewlett Packard Enterprise Co. ............................................. 37,223 794,711
HP, Inc. .............................................................. 22,251 726,050
Intel Corp. ............................................................ 22,038 441,862
International Business Machines Corp. ........................................ 5,461 1,200,492
Intuit, Inc. ............................................................ 1,465 920,752
Jabil, Inc. ............................................................ 5,705 820,949
Keysight Technologies, Inc.(a) ............................................. 5,190 833,670
KLA Corp. ........................................................... 751 473,220
Lam Research Corp. ..................................................... 7,420 535,947
Manhattan Associates, Inc.(a) .............................................. 3,026 817,746
Microchip Technology, Inc. ................................................ 8,475 486,041
Microsoft Corp. ........................................................ 3,175 1,338,262
Monolithic Power Systems, Inc. ............................................ 548 324,252
Motorola Solutions, Inc. .................................................. 3,445 1,592,382
NetApp, Inc. .......................................................... 6,563 761,833
NVIDIA Corp. ......................................................... 3,877 520,642
NXP Semiconductors NV ................................................. 2,803 582,604
ON Semiconductor Corp.(a) ............................................... 6,793 428,299
Oracle Corp. .......................................................... 5,886 980,843
Palantir Technologies, Inc., Class A(a) ........................................ 13,235 1,000,963
Palo Alto Networks, Inc.(a) ................................................ 2,950 536,782

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
PTC, Inc.(a) ........................................................... 6,911 $ 1,270,726
Pure Storage, Inc., Class A(a) .............................................. 9,532 585,551
QUALCOMM, Inc. ..................................................... 3,695 567,626
Roper Technologies, Inc. .................................................. 2,524 1,312,101
Salesforce, Inc. ........................................................ 2,782 930,106
Seagate Technology Holdings PLC .......................................... 8,146 703,081
ServiceNow, Inc.(a) ..................................................... 830 879,900
Skyworks Solutions, Inc. ................................................. 6,249 554,161
Super Micro Computer, Inc.(a) ............................................. 5,408 164,836
Synopsys, Inc.(a) ....................................................... 1,424 691,153
TE Connectivity PLC .................................................... 7,971 1,139,614
Teledyne Technologies, Inc.(a) ............................................. 2,589 1,201,633
Teradyne, Inc. ......................................................... 4,169 524,960
Texas Instruments, Inc. ................................................... 4,528 849,045
Trimble, Inc.(a) ........................................................ 18,155 1,282,832
Tyler Technologies, Inc.(a) ................................................ 1,782 1,027,572
VeriSign, Inc.(a) ........................................................ 7,666 1,586,555
Workday, Inc., Class A(a) ................................................. 2,953 761,963
Zebra Technologies Corp.(a) ............................................... 2,095 809,131
Zoom Communications, Inc.(a) ............................................. 11,729 957,204
63,650,485
Materials (4.4%):
Air Products and Chemicals, Inc. ............................................ 3,110 902,024
Avery Dennison Corp. ................................................... 6,846 1,281,092
Celanese Corp. ......................................................... 7,557 523,020
CF Industries Holdings, Inc. ............................................... 11,309 964,884
Corteva, Inc. .......................................................... 14,106 803,478
Dow, Inc. ............................................................ 24,867 997,913
DuPont de Nemours, Inc. ................................................. 11,076 844,545
Eastman Chemical Co. ................................................... 11,210 1,023,697
Ecolab, Inc. ........................................................... 5,001 1,171,834
Freeport-McMoRan, Inc. ................................................. 16,391 624,169
International Paper Co. ................................................... 17,414 937,221
Linde PLC ............................................................ 3,574 1,496,327
LyondellBasell Industries NV, Class A ........................................ 14,017 1,041,043
Martin Marietta Materials, Inc. ............................................. 2,079 1,073,804
Nucor Corp. ........................................................... 6,309 736,323
Packaging Corp. of America ............................................... 6,500 1,463,345
PPG Industries, Inc. ..................................................... 11,231 1,341,543
Reliance, Inc. .......................................................... 3,350 902,021
RPM International, Inc. .................................................. 10,162 1,250,536
Steel Dynamics, Inc. ..................................................... 7,633 870,696
The Sherwin-Williams Co. ................................................ 3,270 1,111,571
Vulcan Materials Co. .................................................... 4,535 1,166,538
Westlake Corp. ........................................................ 6,249 716,448
23,244,072
Real Estate (0.5%):
CBRE Group, Inc., Class A(a) .............................................. 7,846 1,030,101
CoStar Group, Inc.(a) .................................................... 11,791 844,118
Jones Lang LaSalle, Inc.(a) ................................................ 3,128 791,822
2,666,041
Utilities (7.1%):
Alliant Energy Corp. .................................................... 24,068 1,423,381
Ameren Corp. ......................................................... 15,070 1,343,340
American Electric Power Co., Inc. ........................................... 13,142 1,212,087
American Water Works Co., Inc. ............................................ 8,710 1,084,308
Atmos Energy Corp. ..................................................... 12,851 1,789,759
CenterPoint Energy, Inc. .................................................. 44,178 1,401,768
CMS Energy Corp. ...................................................... 21,654 1,443,239
Consolidated Edison, Inc. ................................................. 14,646 1,306,863
Constellation Energy Corp. ................................................ 2,776 621,019
Dominion Energy, Inc. ................................................... 19,341 1,041,706

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
DTE Energy Co. ....................................................... 10,679 $ 1,289,489
Duke Energy Corp. ...................................................... 14,166 1,526,245
Edison International ..................................................... 15,584 1,244,226
Entergy Corp. ......................................................... 23,026 1,745,831
Evergy, Inc. ........................................................... 24,248 1,492,464
Exelon Corp. .......................................................... 30,170 1,135,599
FirstEnergy Corp. ....................................................... 34,775 1,383,349
NextEra Energy, Inc. .................................................... 11,930 855,262
NiSource, Inc. ......................................................... 46,476 1,708,458
NRG Energy, Inc. ....................................................... 8,919 804,672
PG&E Corp. .......................................................... 68,818 1,388,747
PPL Corp. ............................................................ 49,307 1,600,505
Public Service Enterprise Group, Inc. ......................................... 18,345 1,549,969
Sempra .............................................................. 17,332 1,520,363
The AES Corp. ........................................................ 40,895 526,319
The Southern Co. ....................................................... 17,018 1,400,922
Vistra Corp. ........................................................... 5,916 815,639
WEC Energy Group, Inc. ................................................. 14,270 1,341,951
Xcel Energy, Inc. ....................................................... 17,748 1,198,345
37,195,825
Total Common Stocks (Cost $391,942,360) 520,567,315
Total Investments (Cost $391,942,360) — 99.6% 520,567,315
Other assets in excess of liabilities — 0.4% 2,119,120
NET ASSETS - 100.00% $ 522,686,435
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 6 3/21/25 $ 1,833,201 $ 1,780,725 $ (52,476)
Total unrealized appreciation $ —
Total unrealized depreciation (52,476)
Total net unrealized appreciation (depreciation) $ (52,476)

Schedule of Portfolio Investments
December 31, 2024
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(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (2.6%):
Cable One, Inc. ........................................................ 154 $ 55,767
Cinemark Holdings, Inc. (a) ................................................ 2,580 79,928
Cogent Communications Holdings, Inc. ....................................... 983 75,760
Integral Ad Science Holding Corp. (a) ......................................... 3,079 32,145
Iridium Communications, Inc. .............................................. 2,501 72,579
Madison Square Garden Entertainment Corp. (a) ................................. 2,219 78,996
Madison Square Garden Sports Corp. (a) ....................................... 590 133,151
TEGNA, Inc. .......................................................... 5,961 109,027
TripAdvisor, Inc. (a) ..................................................... 3,008 44,428
United States Cellular Corp. (a) ............................................. 719 45,096
Warner Music Group Corp. , Class A ......................................... 2,869 88,939
Yelp, Inc. (a) ........................................................... 2,310 89,397
Ziff Davis, Inc. (a) ....................................................... 1,392 75,641
980,854
Consumer Discretionary (13.9%):
Abercrombie & Fitch Co. (a) ............................................... 273 40,805
Academy Sports & Outdoors, Inc. ........................................... 1,185 68,173
Acushnet Holdings Corp. ................................................. 1,257 89,348
Adient PLC (a) ......................................................... 2,872 49,485
Adtalem Global Education, Inc. (a) ........................................... 762 69,228
Advance Auto Parts, Inc. ................................................. 1,165 55,093
American Eagle Outfitters, Inc. ............................................. 3,127 52,127
Arhaus, Inc. ........................................................... 3,460 32,524
Asbury Automotive Group, Inc. (a) ........................................... 271 65,861
Atmus Filtration Technologies, Inc. .......................................... 2,061 80,750
Boot Barn Holdings, Inc. (a) ............................................... 404 61,335
Brinker International, Inc. (a) ............................................... 802 106,097
Brunswick Corp. ....................................................... 874 56,530
Carter's, Inc. .......................................................... 1,378 74,674
Carvana Co. (a) ......................................................... 176 35,791
Cava Group, Inc. (a) ..................................................... 368 41,510
Cavco Industries, Inc. (a) .................................................. 159 70,951
Century Communities, Inc. ................................................ 595 43,649
Champion Homes, Inc. (a) ................................................. 584 51,450
Chewy, Inc. , Class A (a) .................................................. 1,266 42,398
Columbia Sportswear Co. ................................................. 1,264 106,088
Dillard's, Inc. , Class A (b) ................................................. 173 74,691
Dorman Products, Inc. (a) ................................................. 643 83,301
Dream Finders Homes, Inc. , Class A (a) ....................................... 1,170 27,226
Dutch Bros, Inc. , Class A (a) ............................................... 1,561 81,765
Fox Factory Holding Corp. (a) .............................................. 995 30,119
Frontdoor, Inc. (a) ....................................................... 1,563 85,449
GameStop Corp. , Class A (a) ............................................... 584 18,303
Garrett Motion, Inc. (a) ................................................... 7,716 69,675
Graham Holdings Co. , Class B ............................................. 111 96,783
Grand Canyon Education, Inc. (a) ............................................ 754 123,505
Green Brick Partners, Inc. (a) ............................................... 848 47,904
Group 1 Automotive, Inc. ................................................. 199 83,875
Harley-Davidson, Inc. ................................................... 1,629 49,082
Hilton Grand Vacations, Inc. (a) ............................................. 1,820 70,889
Installed Building Products, Inc. ............................................ 232 40,658
KB Home ............................................................ 779 51,196
Kohl's Corp. (b) ........................................................ 2,252 31,618
Kontoor Brands, Inc. .................................................... 988 84,385
Laureate Education, Inc. (a) ................................................ 5,727 104,747
La-Z-Boy, Inc. ......................................................... 1,586 69,102
LCI Industries ......................................................... 505 52,212
Levi Strauss & Co. , Class A ............................................... 3,160 54,668
LGI Homes, Inc. (a) ..................................................... 459 41,035
Life Time Group Holdings, Inc. (a) ........................................... 2,399 53,066
Lucky Strike Entertainment Corp. (b) ......................................... 4,148 41,521

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
M/I Homes, Inc. (a) ...................................................... 360 $ 47,862
Macy's, Inc. ........................................................... 3,334 56,445
Marriott Vacations Worldwide Corp. ......................................... 807 72,469
Mister Car Wash, Inc. (a) .................................................. 8,884 64,764
Modine Manufacturing Co. (a) .............................................. 341 39,532
Nordstrom, Inc. ........................................................ 2,315 55,907
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 691 75,823
OneSpaWorld Holdings Ltd. ............................................... 4,668 92,893
Patrick Industries, Inc. ................................................... 885 73,526
Phinia, Inc. ........................................................... 1,408 67,823
Polaris, Inc. ........................................................... 833 47,997
Red Rock Resorts, Inc. , Class A ............................................. 1,185 54,794
RH (a) ............................................................... 149 58,645
Shake Shack, Inc. , Class A (a) .............................................. 455 59,059
Signet Jewelers Ltd. ..................................................... 671 54,156
Sonic Automotive, Inc. , Class A ............................................ 975 61,766
Steven Madden Ltd. ..................................................... 2,081 88,484
Strategic Education, Inc. .................................................. 637 59,509
Stride, Inc. (a) .......................................................... 1,015 105,489
The Buckle, Inc. ........................................................ 1,675 85,107
The Cheesecake Factory, Inc. .............................................. 1,777 84,301
The Wendy's Co. ....................................................... 5,922 96,529
Topgolf Callaway Brands Corp. (a) ........................................... 5,351 42,059
Travel + Leisure Co. ..................................................... 1,675 84,504
Tri Pointe Homes, Inc. (a) ................................................. 1,616 58,596
United Parks & Resorts, Inc. (a) ............................................. 1,386 77,879
Upbound Group, Inc. .................................................... 2,186 63,766
Urban Outfitters, Inc. (a) .................................................. 1,655 90,826
Valvoline, Inc. (a) ....................................................... 2,060 74,531
Victoria's Secret & Co. (a) ................................................. 1,469 60,846
Visteon Corp. (a) ........................................................ 758 67,250
Winnebago Industries, Inc. ................................................ 1,165 55,664
Worthington Enterprises, Inc. .............................................. 1,574 63,133
YETI Holdings, Inc. (a) ................................................... 1,250 48,137
5,150,713
Consumer Staples (5.0%):
Cal-Maine Foods, Inc. ................................................... 1,238 127,415
Central Garden & Pet Co. , Class A (a) ........................................ 2,295 75,850
Edgewell Personal Care Co. ............................................... 2,584 86,822
Energizer Holdings, Inc. .................................................. 3,033 105,821
Flowers Foods, Inc. ..................................................... 5,335 110,221
Freshpet, Inc. (a) ........................................................ 466 69,019
Grocery Outlet Holding Corp. (a) ............................................ 3,088 48,204
Inter Parfums, Inc. ...................................................... 536 70,489
J & J Snack Foods Corp. .................................................. 472 73,221
Lancaster Colony Corp. .................................................. 505 87,436
MGP Ingredients, Inc. .................................................... 726 28,583
National Beverage Corp. .................................................. 1,608 68,613
PriceSmart, Inc. ........................................................ 1,118 103,046
Seaboard Corp. ........................................................ 33 80,179
Spectrum Brands Holdings, Inc. ............................................ 839 70,887
Sprouts Farmers Market, Inc. (a) ............................................ 673 85,518
The Andersons, Inc. ..................................................... 1,498 60,699
The Boston Beer Co., Inc. , Class A (a) ........................................ 214 64,196
The Chefs' Warehouse, Inc. (a) .............................................. 1,623 80,046
The Simply Good Foods Co. (a) ............................................. 2,741 106,844
Utz Brands, Inc. ........................................................ 4,437 69,484
WD-40 Co. ........................................................... 291 70,620
Weis Markets, Inc. ...................................................... 1,401 94,876
1,838,089
Energy (5.8%):
Archrock, Inc. ......................................................... 3,543 88,185
Atlas Energy Solutions, Inc. (b) ............................................. 2,940 65,209

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Cactus, Inc. , Class A ..................................................... 1,118 $ 65,246
California Resources Corp. ................................................ 1,146 59,466
CNX Resources Corp. (a) ................................................. 3,322 121,818
CONSOL Energy, Inc. ................................................... 574 61,234
Crescent Energy Co. , Class A .............................................. 4,978 72,729
CVR Energy, Inc. ....................................................... 2,682 50,261
Dorian LPG Ltd. ....................................................... 1,530 37,286
DT Midstream, Inc. ..................................................... 1,786 177,582
Excelerate Energy, Inc. , Class A ............................................ 3,268 98,857
Gulfport Energy Corp. (a) ................................................. 592 109,046
Helmerich & Payne, Inc. .................................................. 2,005 64,200
International Seaways, Inc. ................................................ 1,565 56,246
Kinetik Holdings, Inc. ................................................... 2,068 117,276
Kodiak Gas Services, Inc. ................................................. 2,575 105,137
Kosmos Energy Ltd. (a) ................................................... 11,468 39,221
Liberty Energy, Inc. ..................................................... 3,055 60,764
Magnolia Oil & Gas Corp. , Class A .......................................... 3,564 83,326
Northern Oil & Gas, Inc. .................................................. 1,956 72,685
Oceaneering International, Inc. (a) ........................................... 2,188 57,063
Patterson-UTI Energy, Inc. ................................................ 6,514 53,806
Peabody Energy Corp. ................................................... 3,082 64,537
SM Energy Co. ........................................................ 1,419 55,000
Talos Energy, Inc. (a) ..................................................... 4,959 48,152
Tidewater, Inc. (a) ....................................................... 549 30,036
Valaris Ltd. (a) ......................................................... 1,011 44,727
Viper Energy, Inc. ...................................................... 1,796 88,130
World Kinect Corp. ..................................................... 3,050 83,906
2,131,131
Financials (24.7%):
Affiliated Managers Group, Inc. ............................................ 584 107,993
Ameris Bancorp ........................................................ 1,245 77,900
Artisan Partners Asset Management, Inc. , Class A ................................ 1,906 82,053
Associated Banc-Corp. ................................................... 3,608 86,231
Assured Guaranty Ltd. ................................................... 1,200 108,012
Atlantic Union Bankshares Corp. ............................................ 1,924 72,881
Axis Capital Holdings Ltd. ................................................ 1,402 124,245
Axos Financial, Inc. (a) ................................................... 914 63,843
BancFirst Corp. ........................................................ 743 87,065
Bank of Hawaii Corp. .................................................... 1,140 81,214
Bank OZK ............................................................ 1,450 64,569
BankUnited, Inc. ....................................................... 1,623 61,950
Banner Corp. .......................................................... 1,295 86,467
BGC Group, Inc. , Class A ................................................. 6,648 60,231
BOK Financial Corp. .................................................... 856 91,121
Bread Financial Holdings, Inc. ............................................. 933 56,969
Cadence Bank ......................................................... 2,220 76,479
Cathay General Bancorp .................................................. 1,751 83,365
City Holding Co. ....................................................... 830 98,338
CNO Financial Group, Inc. ................................................ 2,694 100,244
Cohen & Steers, Inc. .................................................... 765 70,640
Columbia Banking System, Inc. ............................................ 2,105 56,856
Community Financial System, Inc. .......................................... 1,219 75,188
CVB Financial Corp. .................................................... 3,848 82,386
Donnelley Financial Solutions, Inc. (a) ........................................ 1,307 81,988
Eastern Bankshares, Inc. .................................................. 4,143 71,467
Enova International, Inc. (a) ................................................ 886 84,950
Enterprise Financial Services Corp. .......................................... 1,366 77,042
Euronet Worldwide, Inc. (a) ................................................ 866 89,059
EVERTEC, Inc. ........................................................ 2,333 80,558
FB Financial Corp. ...................................................... 1,502 77,368
Federal Agricultural Mortgage Corp. , Class C ................................... 377 74,250
Federated Hermes, Inc. ................................................... 3,443 141,542
First Bancorp .......................................................... 1,510 66,395

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
First Bancorp, Puerto Rico ................................................ 4,320 $ 80,309
First Commonwealth Financial Corp. ......................................... 4,661 78,864
First Financial Bancorp ................................................... 3,167 85,129
First Financial Bankshares, Inc. ............................................. 1,987 71,631
First Hawaiian, Inc. ..................................................... 3,818 99,077
First Interstate BancSystem, Inc. , Class A ...................................... 2,207 71,661
First Merchants Corp. .................................................... 1,999 79,740
FirstCash Holdings, Inc. .................................................. 719 74,488
FNB Corp. ............................................................ 6,148 90,867
Fulton Financial Corp. ................................................... 4,041 77,910
Genworth Financial, Inc. (a) ................................................ 13,829 96,665
Glacier Bancorp, Inc. .................................................... 1,321 66,341
Goosehead Insurance, Inc. , Class A (a) ........................................ 487 52,216
Hamilton Lane, Inc. , Class A ............................................... 518 76,690
Hancock Whitney Corp. .................................................. 1,431 78,304
Hilltop Holdings, Inc. .................................................... 2,684 76,843
Home Bancshares, Inc. ................................................... 3,274 92,654
Independent Bank Corp. .................................................. 1,071 68,747
International Bancshares Corp. ............................................. 1,344 84,887
Jackson Financial, Inc. , Class A ............................................. 712 62,001
Kemper Corp. ......................................................... 1,272 84,512
Lakeland Financial Corp. ................................................. 1,034 71,098
Lazard, Inc. ........................................................... 1,455 74,903
Lincoln National Corp. ................................................... 2,155 68,335
Live Oak Bancshares, Inc. ................................................ 1,223 48,370
Merchants Bancorp ..................................................... 1,262 46,025
Mercury General Corp. ................................................... 1,173 77,981
MGIC Investment Corp. .................................................. 4,120 97,685
Moelis & Co. , Class A ................................................... 1,084 80,086
Mr. Cooper Group, Inc. (a) ................................................. 967 92,842
National Bank Holdings Corp. , Class A ....................................... 1,898 81,728
Navient Corp. ......................................................... 5,046 67,061
NBT Bancorp, Inc. ...................................................... 1,524 72,786
Nelnet, Inc. , Class A ..................................................... 843 90,041
NMI Holdings, Inc. (a) ................................................... 2,600 95,576
Northwest Bancshares, Inc. ................................................ 6,523 86,038
OFG Bancorp ......................................................... 1,956 82,778
Old National Bancorp .................................................... 4,272 92,724
Palomar Holdings, Inc. (a) ................................................. 602 63,565
Park National Corp. ..................................................... 436 74,743
Pathward Financial, Inc. .................................................. 1,382 101,688
Paymentus Holdings, Inc. , Class A (a) ........................................ 1,946 63,576
Payoneer Global, Inc. (a) .................................................. 6,338 63,634
PennyMac Financial Services, Inc. .......................................... 699 71,396
Piper Sandler Cos. ...................................................... 302 90,585
PJT Partners, Inc. , Class A ................................................ 748 118,042
PROG Holdings, Inc. .................................................... 1,143 48,303
Provident Financial Services, Inc. ........................................... 3,442 64,951
Radian Group, Inc. ...................................................... 2,628 83,360
Renasant Corp. ........................................................ 2,224 79,508
Rocket Cos., Inc. , Class A (a) ............................................... 2,285 25,729
Ryan Specialty Holdings, Inc. .............................................. 1,306 83,793
S&T Bancorp, Inc. ...................................................... 1,704 65,127
Seacoast Banking Corp. of Florida ........................................... 2,642 72,734
ServisFirst Bancshares, Inc. ............................................... 709 60,081
Shift4 Payments, Inc. , Class A (a) ............................................ 619 64,240
Simmons First National Corp. , Class A ....................................... 3,327 73,793
SiriusPoint Ltd. (a) ...................................................... 5,960 97,684
SLM Corp. ........................................................... 4,089 112,775
StepStone Group, Inc. , Class A ............................................. 1,214 70,266
Stewart Information Services Corp. .......................................... 1,230 83,013
Stock Yards Bancorp, Inc. ................................................. 1,078 77,196
StoneX Group, Inc. (a) ................................................... 1,085 106,297
Synovus Financial Corp. .................................................. 1,538 78,792

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Texas Capital Bancshares, Inc. (a) ........................................... 1,103 $ 86,255
The Bancorp, Inc. (a) ..................................................... 1,129 59,419
The Hanover Insurance Group, Inc. .......................................... 802 124,037
The Western Union Co. ................................................... 8,406 89,104
Towne Bank .......................................................... 2,493 84,912
Triumph Financial, Inc. (a) ................................................. 736 66,888
UMB Financial Corp. .................................................... 755 85,209
United Bankshares, Inc. .................................................. 2,110 79,231
United Community Banks, Inc. ............................................. 2,549 82,358
Valley National Bancorp .................................................. 6,056 54,867
Victory Capital Holdings, Inc. , Class A (c) ..................................... 1,447 94,721
Virtu Financial, Inc. , Class A ............................................... 2,020 72,074
WaFd, Inc. ............................................................ 2,024 65,254
Walker & Dunlop, Inc. ................................................... 692 67,269
WesBanco, Inc. ........................................................ 2,378 77,380
White Mountains Insurance Group Ltd. ....................................... 54 105,033
WSFS Financial Corp. ................................................... 1,328 70,557
9,135,891
Health Care (6.2%):
ACADIA Pharmaceuticals, Inc. (a) ........................................... 2,261 41,489
Addus HomeCare Corp. (a) ................................................ 629 78,845
ADMA Biologics, Inc. (a) ................................................. 2,214 37,970
Alkermes PLC (a) ....................................................... 2,356 67,759
AMN Healthcare Services, Inc. (a) ........................................... 912 21,815
Amphastar Pharmaceuticals, Inc. (a) .......................................... 1,216 45,150
Astrana Health, Inc. (a) ................................................... 1,160 36,575
Catalyst Pharmaceuticals, Inc. (a) ............................................ 2,517 52,530
Concentra Group Holdings Parent, Inc. ....................................... 1,453 28,740
CONMED Corp. ....................................................... 788 53,931
Corcept Therapeutics, Inc. (a) .............................................. 1,154 58,150
CorVel Corp. (a) ........................................................ 738 82,110
Doximity, Inc. , Class A (a) ................................................. 1,078 57,554
Haemonetics Corp. (a) .................................................... 1,054 82,296
Halozyme Therapeutics, Inc. (a) ............................................. 1,091 52,161
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,675 57,637
Hims & Hers Health, Inc. (a) ............................................... 2,000 48,360
Integer Holdings Corp. (a) ................................................. 644 85,343
Krystal Biotech, Inc. (a) ................................................... 192 30,079
Lantheus Holdings, Inc. (a) ................................................ 312 27,911
LeMaitre Vascular, Inc. ................................................... 742 68,368
Ligand Pharmaceuticals, Inc. (a) ............................................. 494 52,932
MannKind Corp. (a) ..................................................... 6,964 44,779
Merit Medical Systems, Inc. (a) ............................................. 1,112 107,553
National HealthCare Corp. ................................................ 656 70,559
Option Care Health, Inc. (a) ................................................ 2,675 62,060
Organon & Co. ........................................................ 2,528 37,718
Patterson Cos., Inc. ..................................................... 3,269 100,881
Premier, Inc. , Class A .................................................... 5,072 107,526
Prestige Consumer Healthcare, Inc. (a) ........................................ 1,330 103,860
Privia Health Group, Inc. (a) ............................................... 2,645 51,710
Progyny, Inc. (a) ........................................................ 2,096 36,156
Protagonist Therapeutics, Inc. (a) ............................................ 1,030 39,758
RadNet, Inc. (a) ........................................................ 889 62,088
Select Medical Holdings Corp. ............................................. 1,804 34,005
Sotera Health Co. (a) ..................................................... 3,826 52,340
Supernus Pharmaceuticals, Inc. (a) ........................................... 1,804 65,233
TG Therapeutics, Inc. (a) .................................................. 1,434 43,163
TransMedics Group, Inc. (a) ................................................ 238 14,839
UFP Technologies, Inc. (a) ................................................. 144 35,209
Vericel Corp. (a) ........................................................ 1,093 60,017
2,297,159
Industrials (20.0%):
AAR Corp. (a) ......................................................... 1,083 66,366

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
ABM Industries, Inc. .................................................... 1,266 $ 64,794
AeroVironment, Inc. (a) ................................................... 232 35,702
Air Lease Corp. ........................................................ 1,595 76,895
Alamo Group, Inc. ...................................................... 463 86,076
Alaska Air Group, Inc. (a) ................................................. 2,045 132,414
Albany International Corp. ................................................ 903 72,213
Allison Transmission Holdings, Inc. ......................................... 900 97,254
ArcBest Corp. ......................................................... 495 46,193
Arcosa, Inc. ........................................................... 788 76,231
Armstrong World Industries, Inc. ............................................ 734 103,736
ASGN, Inc. (a) ......................................................... 856 71,339
AZZ, Inc. ............................................................ 808 66,191
Blue Bird Corp. (a) ...................................................... 866 33,454
Boise Cascade Co. ...................................................... 448 53,249
Brady Corp. , Class A .................................................... 1,438 106,196
Casella Waste Systems, Inc. (a) ............................................. 1,048 110,889
CBIZ, Inc. (a) .......................................................... 950 77,739
Chart Industries, Inc. (a) .................................................. 380 72,519
Cimpress PLC (a) ....................................................... 527 37,796
Construction Partners, Inc. , Class A (a) ........................................ 958 84,745
CSW Industrials, Inc. .................................................... 259 91,375
Dycom Industries, Inc. (a) ................................................. 421 73,279
Enerpac Tool Group Corp. ................................................ 2,572 105,683
EnerSys .............................................................. 823 76,070
Enpro, Inc. ........................................................... 422 72,774
Esab Corp. ............................................................ 885 106,147
ESCO Technologies, Inc. ................................................. 717 95,512
Everus Construction Group, Inc. (a) .......................................... 1,182 77,717
ExlService Holdings, Inc. (a) ............................................... 2,475 109,840
Exponent, Inc. ......................................................... 600 53,460
Federal Signal Corp. ..................................................... 904 83,521
First Advantage Corp. (a) .................................................. 5,170 96,834
Flowserve Corp. ........................................................ 2,162 124,358
Franklin Electric Co., Inc. ................................................. 982 95,696
GATX Corp. .......................................................... 706 109,402
Gibraltar Industries, Inc. (a) ................................................ 949 55,896
GMS, Inc. (a) .......................................................... 904 76,686
Granite Construction, Inc. ................................................. 1,336 117,181
Griffon Corp. .......................................................... 817 58,228
H&E Equipment Services, Inc. ............................................. 1,128 55,227
Hayward Holdings, Inc. (a) ................................................ 4,106 62,781
Herc Holdings, Inc. ..................................................... 402 76,111
Hillman Solutions Corp. (a) ................................................ 7,075 68,910
HNI Corp. ............................................................ 1,668 84,017
Hub Group, Inc. , Class A ................................................. 1,865 83,104
Huron Consulting Group, Inc. (a) ............................................ 731 90,834
ICF International, Inc. ................................................... 543 64,731
IES Holdings, Inc. (a) .................................................... 221 44,412
Insperity, Inc. .......................................................... 799 61,930
JBT Marel Corp. ....................................................... 816 103,714
Kadant, Inc. ........................................................... 228 78,658
Kennametal, Inc. ....................................................... 3,451 82,893
Kirby Corp. (a) ......................................................... 714 75,541
Korn Ferry ........................................................... 1,195 80,603
Kratos Defense & Security Solutions, Inc. (a) ................................... 2,625 69,247
Leonardo DRS, Inc. (a) ................................................... 2,773 89,596
ManpowerGroup, Inc. ................................................... 1,253 72,323
MasTec, Inc. (a) ........................................................ 499 67,934
Masterbrand, Inc. (a) ..................................................... 3,863 56,438
Matson, Inc. .......................................................... 594 80,095
Maximus, Inc. ......................................................... 1,191 88,908
MDU Resources Group, Inc. ............................................... 4,730 85,235
MillerKnoll, Inc. ....................................................... 1,994 45,044
Moog, Inc. , Class A ..................................................... 408 80,311

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
MSC Industrial Direct Co., Inc. ............................................. 1,143 $ 85,371
Mueller Industries, Inc. ................................................... 1,135 90,074
Mueller Water Products, Inc. , Class A ........................................ 3,666 82,485
MYR Group, Inc. (a) ..................................................... 511 76,021
OPENLANE, Inc. (a) .................................................... 5,570 110,509
Powell Industries, Inc. ................................................... 150 33,248
Primoris Services Corp. .................................................. 1,184 90,458
Resideo Technologies, Inc. (a) .............................................. 2,840 65,462
REV Group, Inc. ....................................................... 1,504 47,932
Rush Enterprises, Inc. , Class A ............................................. 1,387 75,994
Ryder System, Inc. ...................................................... 582 91,293
Schneider National, Inc. , Class B ............................................ 3,394 99,376
SkyWest, Inc. (a) ........................................................ 883 88,415
SPX Technologies, Inc. (a) ................................................. 468 68,103
Standex International Corp. ................................................ 439 82,089
Sterling Infrastructure, Inc. (a) .............................................. 377 63,506
Tecnoglass, Inc. ........................................................ 777 61,632
Tennant Co. ........................................................... 927 75,578
Terex Corp. ........................................................... 1,022 47,237
The Brink's Co. ........................................................ 862 79,968
Trinity Industries, Inc. ................................................... 1,994 69,989
UniFirst Corp. ......................................................... 420 71,858
Valmont Industries, Inc. .................................................. 258 79,121
Verra Mobility Corp. (a) .................................................. 3,067 74,160
Vestis Corp. ........................................................... 2,542 38,740
Vicor Corp. (a) ......................................................... 1,151 55,616
VSE Corp. ............................................................ 741 70,469
Watts Water Technologies, Inc. , Class A ....................................... 488 99,210
Werner Enterprises, Inc. .................................................. 2,539 91,201
Zurn Elkay Water Solutions Corp. ........................................... 2,997 111,788
7,377,150
Information Technology (9.5%):
ACI Worldwide, Inc. (a) .................................................. 1,740 90,323
Advanced Energy Industries, Inc. ........................................... 624 72,153
Agilysys, Inc. (a) ....................................................... 548 72,177
Alarm.com Holdings, Inc. (a) ............................................... 1,468 89,254
Allegro MicroSystems, Inc. (a) .............................................. 1,928 42,146
Altair Engineering, Inc. , Class A (a) .......................................... 740 80,741
Appfolio, Inc. , Class A (a) ................................................. 210 51,811
Avnet, Inc. ............................................................ 1,857 97,158
Axcelis Technologies, Inc. (a) .............................................. 412 28,786
Badger Meter, Inc. ...................................................... 371 78,697
Belden, Inc. ........................................................... 655 73,760
Blackbaud, Inc. (a) ...................................................... 1,000 73,920
BlackLine, Inc. (a) ...................................................... 1,195 72,608
Box, Inc. , Class A (a) .................................................... 2,441 77,136
Calix, Inc. (a) .......................................................... 1,417 49,411
Cirrus Logic, Inc. (a) ..................................................... 413 41,127
Clear Secure, Inc. , Class A ................................................ 1,652 44,009
Commvault Systems, Inc. (a) ............................................... 402 60,666
Crane NXT Co. ........................................................ 1,419 82,614
Diebold Nixdorf, Inc. (a) .................................................. 1,206 51,906
DigitalOcean Holdings, Inc. (a) ............................................. 1,262 42,996
Diodes, Inc. (a) ......................................................... 798 49,213
Dolby Laboratories, Inc. , Class A ........................................... 1,649 128,787
DXC Technology Co. (a) .................................................. 2,657 53,087
ePlus, Inc. (a) .......................................................... 699 51,642
FormFactor, Inc. (a) ..................................................... 921 40,524
Harmonic, Inc. (a) ....................................................... 3,330 44,056
Impinj, Inc. (a) ......................................................... 237 34,427
InterDigital, Inc. ....................................................... 628 121,656
IPG Photonics Corp. (a) ................................................... 996 72,429
Itron, Inc. (a) .......................................................... 546 59,285

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
19
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
LiveRamp Holdings, Inc. (a) ............................................... 2,184 $ 66,328
MARA Holdings, Inc. (a) (b) ............................................... 1,270 21,298
N-able, Inc. (a) ......................................................... 7,441 69,499
Napco Security Technologies, Inc. ........................................... 1,116 39,685
OSI Systems, Inc. (a) ..................................................... 554 92,756
PC Connection, Inc. ..................................................... 1,180 81,739
Pegasystems, Inc. ....................................................... 613 57,132
Plexus Corp. (a) ........................................................ 602 94,201
Power Integrations, Inc. .................................................. 917 56,579
Progress Software Corp. .................................................. 1,621 105,608
Riot Platforms, Inc. (a) (b) ................................................. 3,416 34,877
Rogers Corp. (a) ........................................................ 692 70,314
Sanmina Corp. (a) ....................................................... 734 55,542
SolarWinds Corp. ....................................................... 5,398 76,922
Sprinklr, Inc. , Class A (a) .................................................. 7,263 61,372
Synaptics, Inc. (a) ....................................................... 726 55,408
Teradata Corp. (a) ....................................................... 1,917 59,715
TTM Technologies, Inc. (a) ................................................ 3,290 81,427
Veeco Instruments, Inc. (a) ................................................. 1,550 41,540
Verint Systems, Inc. (a) ................................................... 1,657 45,485
Vertex, Inc. , Class A (a) ................................................... 1,168 62,313
Vishay Intertechnology, Inc. ............................................... 3,933 66,625
Vontier Corp. .......................................................... 2,477 90,336
3,515,206
Materials (6.0%):
Alpha Metallurgical Resources, Inc. (a) ........................................ 173 34,621
Ashland, Inc. .......................................................... 882 63,028
ATI, Inc. (a) ........................................................... 964 53,059
Avient Corp. .......................................................... 1,563 63,864
Balchem Corp. ......................................................... 565 92,092
Cabot Corp. ........................................................... 661 60,356
Carpenter Technology Corp. ............................................... 394 66,866
Element Solutions, Inc. ................................................... 3,073 78,146
Greif, Inc. , Class A ...................................................... 1,552 94,858
H.B. Fuller Co. ........................................................ 1,284 86,644
Hawkins, Inc. ......................................................... 474 58,146
Innospec, Inc. ......................................................... 763 83,976
Knife River Corp. (a) .................................................... 946 96,151
Louisiana-Pacific Corp. .................................................. 640 66,272
Materion Corp. ........................................................ 541 53,494
Minerals Technologies, Inc. ................................................ 1,212 92,367
NewMarket Corp. ...................................................... 190 100,386
Pactiv Evergreen, Inc. .................................................... 4,556 79,593
Quaker Chemical Corp. .................................................. 524 73,758
Sealed Air Corp. ....................................................... 2,157 72,971
Sensient Technologies Corp. ............................................... 1,234 87,935
Silgan Holdings, Inc. .................................................... 2,058 107,119
Sonoco Products Co. .................................................... 2,054 100,338
Stepan Co. ............................................................ 1,081 69,941
Summit Materials, Inc. , Class A (a) .......................................... 1,874 94,824
Sylvamo Corp. ......................................................... 680 53,734
The Chemours Co. ...................................................... 1,956 33,056
United States Lime & Minerals, Inc. ......................................... 793 105,263
Warrior Met Coal, Inc. ................................................... 832 45,128
Worthington Steel, Inc. ................................................... 1,192 37,929
2,205,915
Real Estate (0.3%):
Newmark Group, Inc. , Class A ............................................. 4,480 57,389
The St. Joe Co. ........................................................ 1,385 62,228
119,617
Utilities (5.6%):
American States Water Co. ................................................ 1,371 106,554

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
20
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Avista Corp. .......................................................... 2,798 $ 102,491
Black Hills Corp. ....................................................... 1,907 111,598
California Water Service Group ............................................. 1,867 84,631
Chesapeake Utilities Corp. ................................................ 891 108,123
Clearway Energy, Inc. , Class C ............................................. 2,607 67,782
IDACORP, Inc. ........................................................ 1,265 138,239
MGE Energy, Inc. ...................................................... 880 82,685
National Fuel Gas Co. ................................................... 2,007 121,785
New Jersey Resources Corp. ............................................... 2,621 122,270
Northwestern Energy Group, Inc. ........................................... 2,166 115,794
ONE Gas, Inc. ......................................................... 1,529 105,883
Ormat Technologies, Inc. ................................................. 1,104 74,763
Otter Tail Corp. ........................................................ 975 71,994
Portland General Electric Co. .............................................. 2,529 110,315
SJW Group ........................................................... 1,747 85,987
Southwest Gas Holdings, Inc. .............................................. 1,329 93,974
Spire, Inc. ............................................................ 1,928 130,776
TXNM Energy, Inc. ..................................................... 2,721 133,791
UGI Corp. ............................................................ 2,953 83,363
2,052,798
Total Common Stocks (Cost $31,908,065) 36,804,523
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (d) ........ 63,069 63,069
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (d) ............ 63,069 63,069
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (d) ............... 63,069 63,069
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (d) . 63,069 63,069
Total Collateral for Securities Loaned (Cost $252,276) 252,276
Total Investments (Cost $32,160,341) — 100.3% 37,056,799
Liabilities in excess of other assets — (0.3)% (119,273)
NET ASSETS - 100.00% $ 36,937,526
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 1 3/21/25 $ 118,877 $ 112,490 $ (6,387)
Total unrealized appreciation $ —
Total unrealized depreciation (6,387)
Total net unrealized appreciation (depreciation) $ (6,387)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares International Volatility Wtd ETF
21
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Australia (6.7%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 1,262 $ 182,198
Telstra Group Ltd. ...................................................... 123,129 305,531
487,729
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 5,200 219,966
Wesfarmers Ltd. ........................................................ 4,996 221,137
441,103
Consumer Staples (0.6%):
Coles Group Ltd. (a) ..................................................... 25,107 293,479
Woolworths Group Ltd. .................................................. 12,023 226,841
520,320
Energy (0.4%):
Santos Ltd. (b) ......................................................... 45,191 186,801
Woodside Energy Group Ltd. .............................................. 12,094 184,101
370,902
Financials (2.1%):
ANZ Group Holdings Ltd. (a) .............................................. 14,485 255,813
Commonwealth Bank of Australia ........................................... 2,864 271,596
Insurance Australia Group Ltd. ............................................. 44,665 233,824
Macquarie Group Ltd. ................................................... 1,873 256,895
National Australia Bank Ltd. ............................................... 11,145 255,861
QBE Insurance Group Ltd. (a) .............................................. 22,754 270,340
Suncorp Group Ltd. ..................................................... 19,834 233,315
Westpac Banking Corp. .................................................. 12,258 245,156
2,022,800
Health Care (0.6%):
Cochlear Ltd. .......................................................... 900 161,440
CSL Ltd. ............................................................. 1,406 244,984
Pro Medicus Ltd. ....................................................... 1,233 190,837
597,261
Industrials (0.8%):
Brambles Ltd. ......................................................... 16,379 195,004
Computershare Ltd. ..................................................... 12,523 263,086
Reece Ltd. ............................................................ 8,260 114,391
SGH Ltd. (a) ........................................................... 6,114 174,450
746,931
Information Technology (0.1%):
WiseTech Global Ltd. (a) .................................................. 1,431 107,199
Materials (0.8%):
BHP Group Ltd. ........................................................ 9,163 224,251
Fortescue Ltd. ......................................................... 12,902 145,704
Northern Star Resources Ltd. (a) ............................................ 15,754 150,518
Rio Tinto Ltd. ......................................................... 3,181 231,209
751,682
Utilities (0.3%):
Origin Energy Ltd. (b) .................................................... 34,164 230,433
6,276,360
Austria (0.6%):
Energy (0.2%):
OMV AG ............................................................ 5,051 195,338
Financials (0.3%):
Erste Group Bank AG .................................................... 4,183 258,467
Utilities (0.1%):
Verbund AG .......................................................... 2,078 150,653
604,458

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Belgium (1.3%):
Consumer Discretionary (0.3%):
D'ieteren Group ........................................................ 1,432 $ 238,338
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 4,420 220,879
Financials (0.6%):
Groupe Bruxelles Lambert NV ............................................. 4,523 309,409
KBC Group NV ........................................................ 2,822 217,862
527,271
Health Care (0.2%):
UCB SA ............................................................. 1,092 217,375
1,203,863
Canada (13.6%):
Communication Services (0.7%):
BCE, Inc. ............................................................ 8,420 195,196
Rogers Communications, Inc. , Class B ........................................ 8,160 250,880
TELUS Corp. ......................................................... 12,430 168,553
614,629
Consumer Discretionary (0.6%):
Dollarama, Inc. ........................................................ 2,077 202,715
Magna International, Inc. ................................................. 4,272 178,572
Restaurant Brands International, Inc. ......................................... 3,272 213,284
594,571
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc. ............................................. 3,898 216,203
George Weston Ltd. ..................................................... 1,886 293,325
Loblaw Cos. Ltd. ....................................................... 2,402 316,139
Metro, Inc. ........................................................... 5,354 335,812
1,161,479
Energy (2.4%):
ARC Resources Ltd. ..................................................... 9,754 176,920
Cameco Corp. ......................................................... 2,713 139,510
Canadian Natural Resources Ltd. ............................................ 5,561 171,709
Cenovus Energy, Inc. .................................................... 9,601 145,555
Enbridge, Inc. ......................................................... 9,091 385,891
Imperial Oil Ltd. ....................................................... 2,726 168,021
Pembina Pipeline Corp. .................................................. 10,101 373,244
South Bow Corp. ....................................................... 1,344 31,718
Suncor Energy, Inc. ..................................................... 5,029 179,530
TC Energy Corp. ....................................................... 6,720 313,207
Tourmaline Oil Corp. .................................................... 4,079 188,781
2,274,086
Financials (4.3%):
Bank of Montreal ....................................................... 2,764 268,362
Brookfield Asset Management Ltd. , Class A .................................... 5,122 277,820
Brookfield Corp. ....................................................... 4,115 236,542
Canadian Imperial Bank of Commerce ........................................ 4,723 298,798
Fairfax Financial Holdings Ltd. ............................................. 156 217,074
Great-West Lifeco, Inc. ................................................... 9,574 317,535
Intact Financial Corp. .................................................... 1,527 278,064
Manulife Financial Corp. ................................................. 8,759 269,114
National Bank of Canada ................................................. 3,314 302,140
Power Corp. of Canada ................................................... 9,006 280,964
Royal Bank of Canada ................................................... 2,883 347,653
Sun Life Financial, Inc. .................................................. 5,536 328,740
The Bank of Nova Scotia ................................................. 6,200 332,970
The Toronto-Dominion Bank ............................................... 4,838 257,602
4,013,378
Industrials (1.6%):
Canadian National Railway Co. ............................................. 2,494 253,287

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Canadian Pacific Kansas City Ltd. ........................................... 3,014 $ 218,254
TFI International, Inc. .................................................... 1,300 175,685
Thomson Reuters Corp. .................................................. 1,688 271,081
Waste Connections, Inc. .................................................. 1,935 331,991
WSP Global, Inc. ....................................................... 1,477 259,947
1,510,245
Information Technology (0.6%):
CGI, Inc. ............................................................. 2,327 254,637
Constellation Software, Inc. ............................................... 64 197,923
Shopify, Inc. , Class A (a) .................................................. 1,292 137,524
590,084
Materials (1.0%):
Agnico Eagle Mines Ltd. ................................................. 2,160 169,007
Barrick Gold Corp. ...................................................... 7,281 112,916
Ivanhoe Mines Ltd. (a) ................................................... 8,923 105,911
Kinross Gold Corp. ..................................................... 14,879 138,200
Nutrien Ltd. ........................................................... 3,805 170,276
Teck Resources Ltd. , Class B .............................................. 3,045 123,469
Wheaton Precious Metals Corp. ............................................. 2,781 156,551
976,330
Utilities (1.2%):
Brookfield Renewable Corp. (a) ............................................. 5,353 148,154
Emera, Inc. ........................................................... 7,989 298,650
Fortis, Inc. ............................................................ 8,459 351,531
Hydro One Ltd. (c) ...................................................... 11,648 358,768
1,157,103
12,891,905
Chile (0.1%):
Materials (0.1%):
Antofagasta PLC ....................................................... 5,906 117,542
Denmark (1.6%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 1,064 194,674
Financials (0.5%):
Danske Bank A/S ....................................................... 6,455 182,671
Tryg A/S ............................................................. 13,151 276,792
459,463
Health Care (0.4%):
Coloplast A/S , Class B ................................................... 1,391 151,930
Genmab A/S (a) ........................................................ 619 128,347
Novo Nordisk A/S , Class B ................................................ 1,167 101,199
381,476
Industrials (0.3%):
AP Moller - Maersk A/S , Class B ........................................... 75 124,043
DSV A/S ............................................................. 992 210,718
334,761
Materials (0.2%):
Novonesis A/S ......................................................... 3,042 172,299
1,542,673
Finland (1.5%):
Energy (0.0%):(d)
Neste Oyj ............................................................ 5,104 64,095
Financials (0.5%):
Nordea Bank Abp ....................................................... 18,987 206,481
Sampo Oyj , A Shares .................................................... 6,738 274,815
481,296
Industrials (0.4%):
Kone Oyj , Class B ...................................................... 4,459 217,055

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Wartsila OYJ Abp ...................................................... 8,211 $ 145,506
362,561
Information Technology (0.2%):
Nokia Oyj ............................................................ 38,562 170,718
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 6,069 166,947
Utilities (0.2%):
Fortum Oyj ........................................................... 12,409 173,695
1,419,312
France (8.6%):
Communication Services (1.0%):
Bollore SE ............................................................ 37,975 233,624
Canal+  SADIR (a) (b) .................................................... 19,483 49,506
Louis Hachette Group (a) (b) ............................................... 19,483 30,470
Orange SA ............................................................ 27,583 275,050
Publicis Groupe SA ..................................................... 2,413 257,412
Vivendi SE (b) ......................................................... 19,483 51,919
897,981
Consumer Discretionary (1.2%):
Cie Generale des Etablissements Michelin SCA ................................. 6,942 228,637
Hermes International SCA ................................................ 92 221,250
Kering SA ............................................................ 529 130,534
LVMH Moet Hennessy Louis Vuitton SE ...................................... 257 169,154
Renault SA ........................................................... 3,563 173,624
Sodexo SA (b) ......................................................... 3,087 254,338
1,177,537
Consumer Staples (1.0%):
Carrefour SA .......................................................... 12,740 181,165
Danone SA ........................................................... 5,412 365,011
L'Oreal SA ........................................................... 546 193,314
Pernod Ricard SA ....................................................... 1,577 178,030
917,520
Energy (0.2%):
TotalEnergies SE ....................................................... 3,872 214,026
Financials (1.1%):
Amundi SA (c) ......................................................... 2,924 194,422
AXA SA ............................................................. 6,910 245,618
BNP Paribas SA ........................................................ 2,791 171,184
Credit Agricole SA ...................................................... 15,029 206,866
Societe Generale SA ..................................................... 7,441 209,313
1,027,403
Health Care (0.8%):
BioMerieux ........................................................... 1,814 194,452
EssilorLuxottica SA (a) ................................................... 1,080 263,532
Sanofi SA ............................................................ 2,489 241,649
Sartorius Stedim Biotech ................................................. 507 99,086
798,719
Industrials (2.2%):
Aeroports de Paris SA ................................................... 1,547 178,969
Airbus SE ............................................................ 1,358 217,695
Bouygues SA .......................................................... 6,520 192,724
Bureau Veritas SA ...................................................... 6,570 199,646
Cie de Saint-Gobain SA .................................................. 2,242 198,999
Legrand SA ........................................................... 2,057 200,346
Safran SA ............................................................ 1,130 248,229
Schneider Electric SE .................................................... 821 204,840
Thales SA ............................................................ 1,148 164,853
Vinci SA ............................................................. 2,199 227,158
2,033,459

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Information Technology (0.4%):
Capgemini SE ......................................................... 1,082 $ 177,227
Dassault Systemes SE .................................................... 5,122 177,713
354,940
Materials (0.2%):
Air Liquide SA ........................................................ 1,428 232,082
Utilities (0.5%):
Engie SA ............................................................. 15,895 252,040
Veolia Environnement SA ................................................. 7,441 208,927
460,967
8,114,634
Germany (6.4%):
Communication Services (0.4%):
Deutsche Telekom AG ................................................... 12,269 367,106
Consumer Discretionary (0.8%):
adidas AG ............................................................ 722 177,073
Bayerische Motoren Werke AG ............................................. 2,345 191,820
Continental AG ........................................................ 2,584 173,475
Mercedes-Benz Group AG ................................................ 3,450 192,236
734,604
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 2,230 286,392
Financials (1.7%):
Allianz SE , Registered Shares .............................................. 977 299,415
Commerzbank AG ...................................................... 11,595 188,841
Deutsche Bank AG , Registered Shares ........................................ 9,942 171,341
Deutsche Boerse AG .................................................... 1,382 318,330
Hannover Rueck SE ..................................................... 801 200,264
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 443 223,489
Talanx AG ............................................................ 2,524 214,749
1,616,429
Health Care (0.3%):
Fresenius Medical Care AG ............................................... 3,950 180,659
Merck KGaA .......................................................... 1,081 156,631
337,290
Industrials (1.5%):
Brenntag SE .......................................................... 3,280 196,624
Daimler Truck Holding AG ................................................ 3,952 150,831
Deutsche Post AG ...................................................... 5,339 187,896
Knorr-Bremse AG ...................................................... 2,382 173,556
Rational AG .......................................................... 170 145,081
Rheinmetall AG ........................................................ 248 157,862
Siemens AG , Registered Shares ............................................. 1,084 211,696
Siemens Energy AG (a) ................................................... 3,796 198,070
1,421,616
Information Technology (0.5%):
Infineon Technologies AG ................................................. 3,616 117,596
Nemetschek SE ........................................................ 1,520 147,351
SAP SE .............................................................. 907 221,976
486,923
Materials (0.5%):
Heidelberg Materials AG ................................................. 1,990 245,883
Symrise AG ........................................................... 1,809 192,323
438,206
Utilities (0.4%):
E.ON SE ............................................................. 17,837 207,738

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
RWE AG ............................................................. 5,333 $ 159,239
366,977
6,055,543
Hong Kong (2.9%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd. ........................................... 37,841 160,789
Financials (0.7%):
AIA Group Ltd. ........................................................ 21,079 152,805
Hang Seng Bank Ltd. .................................................... 13,821 170,040
Hong Kong Exchanges & Clearing Ltd. ....................................... 5,200 197,383
Prudential PLC ........................................................ 19,197 153,065
673,293
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 36,063 192,704
MTR Corp. Ltd. ........................................................ 52,226 182,237
Techtronic Industries Co. Ltd. .............................................. 8,880 117,197
492,138
Real Estate (0.8%):
CK Asset Holdings Ltd. .................................................. 45,316 186,133
Henderson Land Development Co. Ltd. ....................................... 51,025 155,051
Sun Hung Kai Properties Ltd. .............................................. 20,356 195,660
Swire Pacific Ltd. , Class A ................................................ 23,027 208,881
745,725
Utilities (0.7%):
CLP Holdings Ltd. ...................................................... 26,591 223,577
Hong Kong & China Gas Co. Ltd. ........................................... 249,755 199,704
Power Assets Holdings Ltd. ............................................... 31,383 219,015
642,296
2,714,241
Ireland (1.1%):
Consumer Staples (0.3%):
Kerry Group PLC , Class A ................................................ 2,655 256,417
Financials (0.3%):
AIB Group PLC ........................................................ 28,840 159,205
Bank of Ireland Group PLC ............................................... 12,558 114,534
273,739
Industrials (0.5%):
Experian PLC ......................................................... 4,941 213,062
Kingspan Group PLC .................................................... 2,135 155,781
Ryanair Holdings PLC , ADR ............................................... 3,715 161,937
530,780
1,060,936
Israel (0.7%):
Financials (0.6%):
Bank Hapoalim BM ..................................................... 22,350 270,972
Bank Leumi Le-Israel BM ................................................ 21,116 252,115
523,087
Information Technology (0.1%):
Nice Ltd. (a) ........................................................... 725 124,042
647,129
Italy (3.4%):
Communication Services (0.3%):
Infrastrutture Wireless Italiane SpA (c) ........................................ 24,420 248,239
Consumer Discretionary (0.2%):
Moncler SpA .......................................................... 3,232 170,650
Consumer Staples (0.1%):
Davide Campari-Milano NV , Class M ........................................ 21,935 136,717

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Energy (0.2%):
Eni SpA ............................................................. 17,039 $ 231,003
Financials (1.2%):
Generali ............................................................. 11,102 313,560
Intesa Sanpaolo SpA ..................................................... 52,911 211,692
Mediobanca Banca di Credito Finanziario SpA .................................. 15,004 218,721
Poste Italiane SpA (c) .................................................... 19,084 269,204
UniCredit SpA ......................................................... 4,152 165,666
1,178,843
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 3,786 198,411
Industrials (0.4%):
Leonardo SpA ......................................................... 5,974 160,436
Prysmian SpA ......................................................... 2,683 171,340
331,776
Utilities (0.8%):
Enel SpA ............................................................. 36,657 261,431
Snam SpA ............................................................ 54,741 242,486
Terna - Rete Elettrica Nazionale ............................................ 31,894 251,709
755,626
3,251,265
Japan (16.2%):
Communication Services (1.6%):
Capcom Co. Ltd. ....................................................... 5,100 112,613
KDDI Corp. ........................................................... 7,900 253,174
Konami Group Corp. .................................................... 1,500 141,105
LY Corp. ............................................................. 56,600 150,880
Nexon Co. Ltd. ........................................................ 4,300 64,952
Nintendo Co. Ltd. ...................................................... 2,500 147,206
Nippon Telegraph & Telephone Corp. ........................................ 252,200 253,274
SoftBank Corp. ........................................................ 193,000 243,995
SoftBank Group Corp. ................................................... 1,700 99,247
1,466,446
Consumer Discretionary (2.7%):
Asics Corp. ........................................................... 4,400 86,976
Bandai Namco Holdings, Inc. .............................................. 6,100 146,519
Bridgestone Corp. ...................................................... 4,200 142,554
Denso Corp. .......................................................... 8,600 121,049
Fast Retailing Co. Ltd. ................................................... 500 171,042
Honda Motor Co. Ltd. ................................................... 11,800 115,128
Isuzu Motors Ltd. ....................................................... 9,600 131,708
Nissan Motor Co. Ltd. ................................................... 41,500 126,613
Nitori Holdings Co. Ltd. .................................................. 900 106,601
Oriental Land Co. Ltd. ................................................... 5,600 121,803
Pan Pacific International Holdings Corp. ...................................... 5,400 148,137
Panasonic Holdings Corp. ................................................. 18,500 193,196
Sekisui House Ltd. ...................................................... 5,600 134,616
Shimano, Inc. ......................................................... 800 108,765
Sony Group Corp. ...................................................... 7,500 160,602
Subaru Corp. .......................................................... 6,200 111,169
Sumitomo Electric Industries Ltd. ........................................... 8,000 145,096
Suzuki Motor Corp. ..................................................... 9,800 111,498
Toyota Motor Corp. ..................................................... 6,800 135,974
2,519,046
Consumer Staples (1.8%):
Aeon Co. Ltd. ......................................................... 9,400 220,765
Ajinomoto Co., Inc. ..................................................... 4,500 184,542
Asahi Group Holdings Ltd. ................................................ 14,100 148,501
Japan Tobacco, Inc. ..................................................... 5,800 150,410
Kao Corp. (b) .......................................................... 4,900 198,953
Kikkoman Corp. ....................................................... 10,300 115,386

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Kirin Holdings Co. Ltd. (b) ................................................ 17,700 $ 230,517
Seven & i Holdings Co. Ltd. ............................................... 8,300 131,203
Suntory Beverage & Food Ltd. ............................................. 5,000 159,315
Unicharm Corp. ........................................................ 18,900 156,469
1,696,061
Energy (0.2%):
ENEOS Holdings, Inc. ................................................... 22,600 118,695
Inpex Corp. (b) ......................................................... 8,600 107,712
226,407
Financials (1.9%):
Dai-ichi Life Holdings, Inc. ............................................... 4,400 118,439
Daiwa Securities Group, Inc. ............................................... 14,600 97,253
Japan Exchange Group, Inc. ............................................... 12,200 137,253
Japan Post Bank Co. Ltd. ................................................. 15,100 143,437
Japan Post Holdings Co. Ltd. .............................................. 13,500 127,895
Mitsubishi UFJ Financial Group, Inc. ......................................... 11,800 138,453
Mizuho Financial Group, Inc. .............................................. 5,670 139,579
MS&AD Insurance Group Holdings, Inc. ...................................... 4,400 96,457
Nomura Holdings, Inc. ................................................... 19,000 112,469
ORIX Corp. ........................................................... 5,000 108,307
Resona Holdings, Inc. .................................................... 15,800 114,937
Sompo Holdings, Inc. .................................................... 4,900 128,285
Sumitomo Mitsui Financial Group, Inc. ....................................... 5,700 136,368
Sumitomo Mitsui Trust Group, Inc. .......................................... 5,100 119,680
Tokio Marine Holdings, Inc. ............................................... 2,700 98,301
1,817,113
Health Care (1.7%):
Astellas Pharma, Inc. .................................................... 15,400 150,202
Chugai Pharmaceutical Co. Ltd. ............................................ 2,900 129,010
Daiichi Sankyo Co. Ltd. .................................................. 3,100 85,751
Eisai Co. Ltd. .......................................................... 3,400 93,552
Hoya Corp. ........................................................... 900 113,351
Kyowa Kirin Co. Ltd. .................................................... 6,200 93,613
Olympus Corp. ........................................................ 8,400 126,563
Otsuka Holdings Co. Ltd. ................................................. 3,200 174,919
Shionogi & Co. Ltd. ..................................................... 11,100 156,556
Sysmex Corp. ......................................................... 7,700 142,739
Takeda Pharmaceutical Co. Ltd. ............................................ 8,500 225,885
Terumo Corp. ......................................................... 7,100 138,182
1,630,323
Industrials (2.9%):
Central Japan Railway Co. ................................................ 8,800 165,842
Daikin Industries Ltd. .................................................... 1,000 118,604
East Japan Railway Co. .................................................. 10,200 181,205
FANUC Corp. ......................................................... 5,100 135,337
Hitachi Ltd. ........................................................... 4,300 107,602
ITOCHU Corp. ........................................................ 2,700 134,408
Komatsu Ltd. .......................................................... 4,700 129,950
Kubota Corp. .......................................................... 11,100 129,746
Marubeni Corp. ........................................................ 7,400 112,531
Mitsubishi Corp. ....................................................... 6,400 105,928
Mitsubishi Electric Corp. ................................................. 6,400 109,304
Mitsubishi Heavy Industries Ltd. ............................................ 6,900 97,494
Mitsui & Co. Ltd. ....................................................... 5,500 115,747
Mitsui OSK Lines Ltd. ................................................... 3,200 112,029
NIDEC Corp. .......................................................... 6,800 123,397
Nippon Yusen KK ...................................................... 3,200 107,250
Recruit Holdings Co. Ltd. ................................................. 1,900 134,593
Secom Co. Ltd. ........................................................ 5,400 184,279
SMC Corp. ........................................................... 300 118,566
Sumitomo Corp. ........................................................ 5,700 124,195
Toyota Industries Corp. ................................................... 1,400 114,479

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Toyota Tsusho Corp. ..................................................... 6,000 $ 107,850
2,770,336
Information Technology (2.1%):
Advantest Corp. ........................................................ 1,800 105,234
Canon, Inc. (b) ......................................................... 4,400 144,336
Disco Corp. ........................................................... 300 81,478
FUJIFILM Holdings Corp. ................................................ 5,000 105,161
Fujitsu Ltd. ........................................................... 7,000 124,557
Keyence Corp. ......................................................... 200 82,158
Kyocera Corp. ......................................................... 14,100 141,197
Lasertec Corp. ......................................................... 400 38,607
Murata Manufacturing Co. Ltd. ............................................. 6,300 102,491
NEC Corp. ........................................................... 1,300 113,367
Nomura Research Institute Ltd. ............................................. 4,778 141,490
NTT Data Group Corp. ................................................... 7,700 148,293
Obic Co. Ltd. .......................................................... 6,000 178,974
Oracle Corp. .......................................................... 2,100 202,285
Renesas Electronics Corp. ................................................. 5,100 66,339
TDK Corp. ........................................................... 8,000 105,384
Tokyo Electron Ltd. ..................................................... 500 76,861
1,958,212
Materials (0.7%):
Nippon Paint Holdings Co. Ltd. (b) .......................................... 25,700 167,190
Nippon Sanso Holdings Corp. .............................................. 3,200 89,981
Nippon Steel Corp. ...................................................... 7,800 157,755
Nitto Denko Corp. ...................................................... 6,500 110,723
Shin-Etsu Chemical Co. Ltd. ............................................... 2,800 94,253
619,902
Real Estate (0.5%):
Daiwa House Industry Co. Ltd. ............................................. 5,800 179,091
Mitsubishi Estate Co. Ltd. ................................................. 7,900 110,493
Mitsui Fudosan Co. Ltd. .................................................. 10,800 87,180
Sumitomo Realty & Development Co. Ltd. .................................... 3,300 103,617
480,381
Utilities (0.1%):
The Kansai Electric Power Co., Inc. .......................................... 7,100 79,132
15,263,359
Luxembourg (0.4%):
Energy (0.3%):
Tenaris SA ............................................................ 13,367 250,165
Health Care (0.1%):
Eurofins Scientific SE .................................................... 2,453 125,276
375,441
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd. (a) ..................................................... 77,318 208,069
Netherlands (3.6%):
Communication Services (0.6%):
Havas NV (a) .......................................................... 19,483 32,738
Koninklijke KPN NV .................................................... 97,093 353,466
Universal Music Group NV ................................................ 5,203 133,210
519,414
Consumer Discretionary (0.2%):
Prosus NV (a) .......................................................... 4,407 175,042
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 3,389 203,053
Heineken NV .......................................................... 2,640 187,843
Koninklijke Ahold Delhaize NV ............................................ 9,177 299,300
690,196

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Financials (1.1%):
ABN AMRO Bank NV , Class CV (c) ......................................... 11,708 $ 180,556
Adyen NV (a) (c) ........................................................ 73 108,646
Euronext NV (c) ........................................................ 2,602 291,857
ING Groep NV ........................................................ 11,975 187,650
NN Group NV ......................................................... 5,269 229,580
998,289
Industrials (0.6%):
Ferrovial SE .......................................................... 5,768 242,541
Wolters Kluwer NV ..................................................... 1,895 314,810
557,351
Information Technology (0.2%):
ASM International NV ................................................... 174 100,702
ASML Holding NV ..................................................... 143 100,519
201,221
Materials (0.2%):
Akzo Nobel NV ........................................................ 3,754 225,350
3,366,863
New Zealand (0.4%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 8,002 171,860
Information Technology (0.2%):
Xero Ltd. (a) ........................................................... 1,650 172,103
343,963
Norway (1.2%):
Communication Services (0.3%):
Telenor ASA .......................................................... 24,275 270,756
Energy (0.4%):
Aker BP ASA ......................................................... 8,684 169,217
Equinor ASA .......................................................... 7,592 177,098
346,315
Financials (0.2%):
DNB Bank ASA ........................................................ 11,585 231,040
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 1,525 171,568
Materials (0.1%):
Norsk Hydro ASA ...................................................... 27,252 149,800
1,169,479
Portugal (0.5%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA ............................................... 8,150 155,736
Energy (0.1%):
Galp Energia SGPS SA ................................................... 7,037 116,247
Utilities (0.2%):
EDP SA .............................................................. 46,941 150,275
422,258
Russian Federation (0.0%):
Materials (0.0%):
Evraz PLC (a) (e) (f) ...................................................... 34,029 —
Singapore (2.4%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 109,600 247,248
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 107,900 244,994
Financials (1.1%):
DBS Group Holdings Ltd. ................................................. 10,430 333,992

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Oversea-Chinese Banking Corp. Ltd. ......................................... 29,800 $ 364,288
United Overseas Bank Ltd. ................................................ 14,100 375,195
1,073,475
Industrials (0.5%):
Singapore Airlines Ltd. ................................................... 45,600 215,091
Singapore Technologies Engineering Ltd. ...................................... 86,200 294,215
509,306
Real Estate (0.2%):
CapitaLand Investment Ltd. ............................................... 103,000 197,656
2,272,679
South Korea (2.2%):
Communication Services (0.3%):
Krafton, Inc. (a) ........................................................ 448 95,122
NAVER Corp. (a) ....................................................... 1,241 167,709
262,831
Consumer Discretionary (0.5%):
Hyundai Mobis Co. Ltd. .................................................. 906 145,583
Hyundai Motor Co. ..................................................... 630 90,746
Kia Corp. ............................................................ 1,479 101,193
LG Electronics, Inc. ..................................................... 2,071 117,494
455,016
Financials (0.6%):
Hana Financial Group, Inc. ................................................ 2,595 100,147
KB Financial Group, Inc. ................................................. 1,780 100,260
Meritz Financial Group, Inc. (a) ............................................. 1,936 136,801
Samsung Fire & Marine Insurance Co. Ltd. .................................... 406 98,893
Samsung Life Insurance Co. Ltd. ............................................ 1,456 93,782
Shinhan Financial Group Co. Ltd. ........................................... 3,031 98,130
628,013
Health Care (0.1%):
Celltrion, Inc. ......................................................... 820 104,470
Industrials (0.2%):
Hanwha Aerospace Co. Ltd. ............................................... 334 74,093
Hanwha Industrial Solutions Co. Ltd. (a) ....................................... 370 7,944
Samsung C&T Corp. .................................................... 1,131 88,218
170,255
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 2,935 106,089
Samsung SDI Co. Ltd. ................................................... 400 67,265
SK Hynix, Inc. ......................................................... 795 93,933
267,287
Materials (0.2%):
LG Chem Ltd. (a) ....................................................... 536 91,045
POSCO Holdings, Inc. ................................................... 572 98,520
189,565
2,077,437
Spain (2.5%):
Consumer Discretionary (0.5%):
Amadeus IT Group SA ................................................... 3,350 236,626
Industria de Diseno Textil SA .............................................. 4,335 222,872
459,498
Energy (0.2%):
Repsol SA ............................................................ 17,953 217,363
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 16,607 162,573
Banco de Sabadell SA ................................................... 74,340 144,518
Banco Santander SA ..................................................... 39,568 182,958

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
CaixaBank SA ......................................................... 31,151 $ 168,930
658,979
Industrials (0.5%):
ACS Actividades de Construccion y Servicios SA (a) .............................. 4,920 246,833
Aena SME SA (c) ....................................................... 1,232 251,879
498,712
Utilities (0.6%):
Endesa SA ............................................................ 10,622 228,495
Iberdrola SA .......................................................... 21,600 297,536
526,031
2,360,583
Sweden (4.4%):
Communication Services (0.2%):
Telia Co. AB .......................................................... 78,088 216,584
Consumer Discretionary (0.3%):
Evolution AB (c) ........................................................ 1,736 133,882
H & M Hennes & Mauritz AB , Class B (b) ..................................... 8,691 117,186
251,068
Consumer Staples (0.3%):
Essity AB , Class B ...................................................... 9,335 249,628
Financials (1.5%):
EQT AB ............................................................. 4,020 111,280
Industrivarden AB , Class C ................................................ 8,265 260,927
Investor AB , Class B .................................................... 9,964 263,745
L E Lundbergforetagen AB , Class B ......................................... 5,385 243,978
Skandinaviska Enskilda Banken AB , Class A ................................... 13,474 184,541
Svenska Handelsbanken AB , Class A ......................................... 17,873 184,583
Swedbank AB , Class A ................................................... 9,077 179,194
1,428,248
Health Care (0.2%):
Swedish Orphan Biovitrum AB (a) ........................................... 5,256 150,865
Industrials (1.7%):
Alfa Laval AB ......................................................... 5,376 224,902
Assa Abloy AB , Class B .................................................. 8,213 242,723
Atlas Copco AB , Class A ................................................. 11,432 174,562
Epiroc AB , Class A ...................................................... 11,053 192,465
Indutrade AB .......................................................... 5,349 133,992
Lifco AB , Class B ...................................................... 6,118 177,378
Saab AB , Class B ....................................................... 5,790 122,367
Sandvik AB ........................................................... 11,160 200,131
Volvo AB , Class B ...................................................... 7,847 190,606
1,659,126
Information Technology (0.2%):
Hexagon AB , Class B .................................................... 22,603 215,853
4,171,372
Switzerland (6.5%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 547 304,190
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA , Registered Shares ................................ 1,134 172,375
The Swatch Group AG , Class BR (b) ......................................... 946 172,057
344,432
Consumer Staples (0.7%):
Chocoladefabriken Lindt & Spruengli AG , Class PC .............................. 17 188,701
Coca-Cola HBC AG ..................................................... 7,248 247,857
Nestle SA , Registered Shares .............................................. 2,666 220,051
656,609

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Financials (1.5%):
Julius Baer Group Ltd. ................................................... 3,179 $ 205,556
Partners Group Holding AG ............................................... 146 197,950
Swiss Life Holding AG ................................................... 344 265,280
Swiss Re AG .......................................................... 1,511 218,522
UBS Group AG ........................................................ 5,875 179,579
Zurich Insurance Group AG ............................................... 561 333,186
1,400,073
Health Care (1.3%):
Alcon, Inc. ........................................................... 2,369 200,811
Lonza Group AG , Registered Shares ......................................... 233 137,612
Novartis AG , Registered Shares ............................................. 2,270 221,946
Roche Holding AG ...................................................... 688 193,766
Sandoz Group AG ...................................................... 4,029 165,077
Sonova Holding AG ..................................................... 565 184,534
Straumann Holding AG , Class R ............................................ 945 119,010
1,222,756
Industrials (1.2%):
ABB Ltd. , Registered Shares ............................................... 3,768 203,809
Geberit AG , Registered Shares ............................................. 350 198,534
Kuehne + Nagel International AG , Class R ..................................... 589 134,914
Schindler Holding AG , Class PC ............................................ 1,181 325,973
SGS SA , Registered Shares (a) .............................................. 1,787 179,015
VAT Group AG (c) ...................................................... 271 102,402
1,144,647
Information Technology (0.3%):
Logitech International SA , Class R .......................................... 2,023 167,335
STMicroelectronics NV .................................................. 4,519 113,615
280,950
Materials (0.8%):
EMS-Chemie Holding AG ................................................ 313 210,978
Givaudan SA , Registered Shares ............................................ 49 214,213
Holcim AG ........................................................... 2,454 236,311
Sika AG , Registered Shares ................................................ 650 154,619
816,121
6,169,778
United Kingdom (9.8%):
Communication Services (0.6%):
BT Group PLC ........................................................ 79,782 143,853
Informa PLC .......................................................... 27,512 274,944
Vodafone Group PLC .................................................... 190,788 163,108
581,905
Consumer Discretionary (0.9%):
Compass Group PLC .................................................... 9,377 312,446
InterContinental Hotels Group PLC .......................................... 2,556 318,464
Next PLC ............................................................ 1,626 193,310
824,220
Consumer Staples (1.9%):
Associated British Foods PLC .............................................. 7,328 187,394
Diageo PLC ........................................................... 8,507 270,200
Haleon PLC ........................................................... 54,876 259,231
Imperial Brands PLC .................................................... 9,903 316,461
Reckitt Benckiser Group PLC .............................................. 2,675 161,824
Tesco PLC ............................................................ 60,156 277,321
Unilever PLC ......................................................... 4,645 264,428
1,736,859
Energy (0.5%):
BP PLC .............................................................. 45,701 224,813
Shell PLC (a) .......................................................... 8,453 261,977
486,790

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Financials (2.6%):
3i Group PLC ......................................................... 4,983 $ 222,296
Admiral Group PLC ..................................................... 5,700 188,642
Aviva PLC ............................................................ 40,961 240,359
Barclays PLC ......................................................... 55,882 187,565
HSBC Holdings PLC .................................................... 24,152 237,406
Legal & General Group PLC ............................................... 77,244 222,186
Lloyds Banking Group PLC ............................................... 280,015 192,002
London Stock Exchange Group PLC ......................................... 2,730 385,626
NatWest Group PLC ..................................................... 38,313 192,833
Standard Chartered PLC .................................................. 16,554 204,845
Wise PLC , Class A (a) .................................................... 16,264 217,013
2,490,773
Health Care (0.6%):
AstraZeneca PLC ....................................................... 1,403 183,833
GSK PLC ............................................................ 10,612 178,857
Smith & Nephew PLC ................................................... 14,108 175,072
537,762
Industrials (1.5%):
Ashtead Group PLC ..................................................... 2,172 134,984
BAE Systems PLC ...................................................... 14,490 208,306
Bunzl PLC ........................................................... 5,882 242,669
International Consolidated Airlines Group SA ................................... 69,505 262,652
RELX PLC ........................................................... 6,641 301,663
Rentokil Initial PLC ..................................................... 20,729 103,994
Rolls-Royce Holdings PLC (a) .............................................. 24,125 171,703
1,425,971
Information Technology (0.5%):
Halma PLC ........................................................... 5,540 186,467
The Sage Group PLC .................................................... 17,036 271,455
457,922
Materials (0.3%):
Anglogold Ashanti PLC .................................................. 3,957 91,328
Rio Tinto PLC ......................................................... 3,791 224,116
315,444
Utilities (0.4%):
National Grid PLC (a) .................................................... 16,238 193,089
SSE PLC (a) ........................................................... 9,840 197,561
390,650
9,248,296
United States (0.6%):
Consumer Discretionary (0.2%):
Flutter Entertainment PLC , Class DI (a) ....................................... 642 166,505
Industrials (0.2%):
RB Global, Inc. ........................................................ 2,153 194,344
Materials (0.2%):
CRH PLC ............................................................ 2,245 208,339
569,188
Total Common Stocks (Cost $81,727,010) 93,918,626
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (e) ........................................... 112 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (1.9%)^
United States (1.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (g) ........ 459,646 459,646
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (g) ............ 464,451 464,451

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 213,602
Security Description Shares Value
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (g) ............... 435,961 $ 435,961
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (g) . 453,177 453,177
Total Collateral for Securities Loaned (Cost $1,813,235) 1,813,235
Total Investments (Cost $83,540,245) — 101.3% 95,731,861
Liabilities in excess of other assets — (1.3)% (1,201,493)
NET ASSETS - 100.00% $ 94,530,368
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$2,139,855 and amounted to 2.3% of net assets.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2024.
(g) Rate disclosed is the daily yield on December 31, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 2 3/21/25 $ 234,348 $ 226,750 $ (7,598)
Total unrealized appreciation $ —
Total unrealized depreciation (7,598)
Total net unrealized appreciation (depreciation) $ (7,598)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
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(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (5.2%):
AT&T, Inc. ........................................................... 196,136 $ 4,466,017
Comcast Corp., Class A .................................................. 89,995 3,377,512
Omnicom Group, Inc. .................................................... 36,842 3,169,886
The Interpublic Group of Cos., Inc. .......................................... 112,866 3,162,505
Verizon Communications, Inc. .............................................. 87,548 3,501,045
17,676,965
Consumer Discretionary (3.1%):
Best Buy Co., Inc. ...................................................... 21,533 1,847,531
Darden Restaurants, Inc. .................................................. 22,878 4,271,094
Ford Motor Co. ........................................................ 176,736 1,749,686
Genuine Parts Co. ...................................................... 22,826 2,665,164
10,533,475
Consumer Staples (16.8%):
Altria Group, Inc. ....................................................... 77,136 4,033,441
Archer-Daniels-Midland Co. ............................................... 33,874 1,711,314
Bunge Global SA ....................................................... 30,888 2,401,851
Conagra Brands, Inc. .................................................... 114,244 3,170,271
Dollar General Corp. .................................................... 18,479 1,401,078
General Mills, Inc. ...................................................... 53,315 3,399,898
Hormel Foods Corp. ..................................................... 83,742 2,626,987
Kenvue, Inc. .......................................................... 123,787 2,642,852
Kimberly-Clark Corp. .................................................... 27,917 3,658,244
Molson Coors Beverage Co., Class B ......................................... 61,559 3,528,562
PepsiCo, Inc. .......................................................... 26,167 3,978,954
Philip Morris International, Inc. ............................................. 37,874 4,558,136
Target Corp. .......................................................... 15,601 2,108,943
The Campbell's Company ................................................. 73,532 3,079,520
The Clorox Co. ........................................................ 22,145 3,596,569
The Estee Lauder Cos., Inc. ............................................... 21,471 1,609,896
The Hershey Co. ....................................................... 18,575 3,145,676
The J.M. Smucker Co. ................................................... 29,716 3,272,326
The Kraft Heinz Co. ..................................................... 105,809 3,249,394
57,173,912
Electric Utilities (13.6%):
Alliant Energy Corp. .................................................... 72,311 4,276,473
American Electric Power Co., Inc. ........................................... 39,484 3,641,609
Duke Energy Corp. ...................................................... 42,556 4,584,983
Edison International ..................................................... 46,823 3,738,348
Entergy Corp. ......................................................... 69,180 5,245,228
Evergy, Inc. ........................................................... 72,845 4,483,610
Exelon Corp. .......................................................... 90,635 3,411,501
FirstEnergy Corp. ....................................................... 104,476 4,156,055
PPL Corp. ............................................................ 148,134 4,808,430
The Southern Co. ....................................................... 51,124 4,208,528
Xcel Energy, Inc. ....................................................... 53,315 3,599,829
46,154,594
Energy (12.5%):
Chevron Corp. ......................................................... 27,354 3,961,953
Coterra Energy, Inc. ..................................................... 140,692 3,593,274
Devon Energy Corp. ..................................................... 73,211 2,396,196
Diamondback Energy, Inc. ................................................ 15,635 2,561,482
EOG Resources, Inc. .................................................... 27,825 3,410,789
Exxon Mobil Corp. ..................................................... 34,754 3,738,488
Kinder Morgan, Inc. ..................................................... 215,173 5,895,740
ONEOK, Inc. .......................................................... 45,646 4,582,858
Ovintiv, Inc. .......................................................... 64,933 2,629,787
Phillips 66 Co. ......................................................... 21,968 2,502,814
The Williams Cos., Inc. .................................................. 93,236 5,045,932

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Valero Energy Corp. ..................................................... 18,089 $ 2,217,531
42,536,844
Financials (20.2%):
Ally Financial, Inc. ...................................................... 55,045 1,982,170
Blue Owl Capital, Inc. ................................................... 141,425 3,289,545
Citigroup, Inc. ......................................................... 49,386 3,476,281
Citizens Financial Group, Inc. .............................................. 58,196 2,546,657
CME Group, Inc. ....................................................... 20,345 4,724,719
Corebridge Financial, Inc. ................................................. 89,175 2,669,008
Fidelity National Financial, Inc. ............................................ 53,284 2,991,364
Fifth Third Bancorp ..................................................... 66,765 2,822,824
Huntington Bancshares, Inc. ............................................... 192,321 3,129,063
KeyCorp ............................................................. 134,404 2,303,685
M&T Bank Corp. ....................................................... 16,759 3,150,860
MetLife, Inc. .......................................................... 50,815 4,160,732
Morgan Stanley ........................................................ 31,601 3,972,878
Northern Trust Corp. .................................................... 35,974 3,687,335
Principal Financial Group, Inc. ............................................. 48,555 3,758,643
Prudential Financial, Inc. ................................................. 28,227 3,345,746
Regions Financial Corp. .................................................. 121,160 2,849,683
State Street Corp. ....................................................... 41,210 4,044,761
T. Rowe Price Group, Inc. ................................................. 30,642 3,465,304
The PNC Financial Services Group, Inc. ...................................... 16,904 3,259,936
U.S. Bancorp .......................................................... 62,337 2,981,579
68,612,773
Health Care (5.7%):
AbbVie, Inc. .......................................................... 19,913 3,538,540
Amgen, Inc. ........................................................... 8,901 2,319,957
CVS Health Corp. ...................................................... 41,495 1,862,710
Gilead Sciences, Inc. .................................................... 37,981 3,508,305
Johnson & Johnson ..................................................... 28,981 4,191,232
Medtronic PLC ........................................................ 47,360 3,783,117
19,203,861
Independent Power and Renewable Electricity Producers (0.5%):
The AES Corp. ........................................................ 122,853 1,581,118
Industrials (2.6%):
3M Co. .............................................................. 15,322 1,977,917
Paychex, Inc. .......................................................... 30,653 4,298,163
United Parcel Service, Inc., Class B .......................................... 21,197 2,672,942
8,949,022
Information Technology (4.7%):
Cisco Systems, Inc. ..................................................... 81,844 4,845,165
Corning, Inc. .......................................................... 65,156 3,096,213
HP, Inc. .............................................................. 66,848 2,181,250
International Business Machines Corp. ........................................ 16,401 3,605,432
Seagate Technology Holdings PLC .......................................... 24,472 2,112,178
15,840,238
Materials (3.5%):
Dow, Inc. ............................................................ 74,706 2,997,952
Eastman Chemical Co. ................................................... 33,678 3,075,475
International Paper Co. ................................................... 52,322 2,815,970
LyondellBasell Industries NV, Class A ........................................ 42,113 3,127,732
12,017,129
Multi-Utilities (11.0%):
Ameren Corp. ......................................................... 45,280 4,036,259
CenterPoint Energy, Inc. .................................................. 132,720 4,211,206
CMS Energy Corp. ...................................................... 65,054 4,335,849
Consolidated Edison, Inc. ................................................. 43,998 3,925,941
Dominion Energy, Inc. ................................................... 58,102 3,129,374
DTE Energy Co. ....................................................... 32,084 3,874,143
NiSource, Inc. ......................................................... 139,630 5,132,799

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Sempra .............................................................. 52,072 $ 4,567,756
WEC Energy Group, Inc. ................................................. 42,870 4,031,495
37,244,822
Total Common Stocks (Cost $312,501,784) 337,524,753
Total Investments (Cost $312,501,784) — 99.4% 337,524,753
Other assets in excess of liabilities — 0.6% 2,085,266
NET ASSETS - 100.00% $ 339,610,019
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 5 3/21/25 $ 1,518,719 $ 1,483,938 $ (34,781)
Total unrealized appreciation $ —
Total unrealized depreciation (34,781)
Total net unrealized appreciation (depreciation) $ (34,781)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
39
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.3%)
Banks (18.5%):
Associated Banc-Corp. ................................................... 127,112 $ 3,037,977
Atlantic Union Bankshares Corp. ............................................ 67,805 2,568,453
Bank of Hawaii Corp. .................................................... 40,163 2,861,212
Bank OZK ............................................................ 51,121 2,276,418
Banner Corp. .......................................................... 45,619 3,045,981
Columbia Banking System, Inc. ............................................ 74,232 2,005,006
CVB Financial Corp. .................................................... 135,562 2,902,382
First Financial Bancorp ................................................... 111,578 2,999,217
First Hawaiian, Inc. ..................................................... 134,489 3,489,990
First Interstate BancSystem, Inc., Class A ...................................... 77,797 2,526,069
First Merchants Corp. .................................................... 70,436 2,809,692
Fulton Financial Corp. ................................................... 142,384 2,745,163
Independent Bank Corp. .................................................. 37,774 2,424,713
Northwest Bancshares, Inc. ................................................ 229,787 3,030,890
Provident Financial Services, Inc. ........................................... 121,280 2,288,554
Simmons First National Corp., Class A ....................................... 117,205 2,599,607
Synovus Financial Corp. .................................................. 54,159 2,774,566
United Bankshares, Inc. .................................................. 74,331 2,791,129
Valley National Bancorp .................................................. 213,482 1,934,147
WesBanco, Inc. ........................................................ 83,772 2,725,941
53,837,107
Capital Markets (4.6%):
Artisan Partners Asset Management, Inc., Class A ................................ 67,151 2,890,850
Federated Hermes, Inc. ................................................... 121,225 4,983,560
Lazard, Inc. ........................................................... 51,269 2,639,328
Moelis & Co., Class A ................................................... 38,161 2,819,335
13,333,073
Communication Services (4.0%):
Cable One, Inc. ........................................................ 5,441 1,970,295
Cogent Communications Holdings, Inc. ....................................... 34,659 2,671,169
TEGNA, Inc. .......................................................... 209,897 3,839,016
Warner Music Group Corp., Class A ......................................... 101,057 3,132,767
11,613,247
Consumer Discretionary (13.4%):
Advance Auto Parts, Inc. ................................................. 41,097 1,943,477
American Eagle Outfitters, Inc. ............................................. 110,309 1,838,851
Carter's, Inc. .......................................................... 48,589 2,633,038
Kohl's Corp.(a) ........................................................ 79,571 1,117,177
Kontoor Brands, Inc. .................................................... 34,826 2,974,489
LCI Industries ......................................................... 17,810 1,841,376
Levi Strauss & Co., Class A ............................................... 111,460 1,928,258
Macy's, Inc. ........................................................... 117,580 1,990,629
Marriott Vacations Worldwide Corp. ......................................... 28,441 2,554,002
Nordstrom, Inc. ........................................................ 81,663 1,972,161
Polaris, Inc. ........................................................... 29,401 1,694,086
Strategic Education, Inc. .................................................. 22,442 2,096,532
The Buckle, Inc. ........................................................ 59,032 2,999,416
The Cheesecake Factory, Inc. .............................................. 62,625 2,970,930
The Wendy's Co. ....................................................... 208,552 3,399,398
Travel + Leisure Co. ..................................................... 59,005 2,976,802
Upbound Group, Inc. .................................................... 77,032 2,247,023
39,177,645
Consumer Finance (0.8%):
Navient Corp. ......................................................... 177,839 2,363,480
Consumer Staples (5.0%):
Cal-Maine Foods, Inc. ................................................... 43,614 4,488,753
Energizer Holdings, Inc. .................................................. 106,838 3,727,578
Flowers Foods, Inc. ..................................................... 187,876 3,881,518

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Inter Parfums, Inc. ...................................................... 18,924 $ 2,488,695
14,586,544
Energy (13.9%):
Archrock, Inc. ......................................................... 124,810 3,106,521
Atlas Energy Solutions, Inc.(a) ............................................. 103,650 2,298,957
California Resources Corp. ................................................ 40,416 2,097,186
Crescent Energy Co., Class A .............................................. 175,444 2,563,237
CVR Energy, Inc. ....................................................... 94,619 1,773,160
DT Midstream, Inc. ..................................................... 62,871 6,251,263
Helmerich & Payne, Inc. .................................................. 70,704 2,263,942
International Seaways, Inc. ................................................ 55,211 1,984,283
Kinetik Holdings, Inc. ................................................... 72,824 4,129,849
Kodiak Gas Services, Inc. ................................................. 90,714 3,703,853
Northern Oil & Gas, Inc. .................................................. 68,941 2,561,848
Patterson-UTI Energy, Inc. ................................................ 229,787 1,898,041
Viper Energy, Inc. ...................................................... 63,252 3,103,776
World Kinect Corp. ..................................................... 107,438 2,955,619
40,691,535
Financial Services (1.1%):
The Western Union Co. ................................................... 296,104 3,138,702
Health Care (3.0%):
Organon & Co. ........................................................ 89,274 1,331,968
Patterson Cos., Inc. ..................................................... 115,151 3,553,560
Premier, Inc., Class A .................................................... 178,653 3,787,443
8,672,971
Industrials (6.7%):
H&E Equipment Services, Inc. ............................................. 39,788 1,948,020
HNI Corp. ............................................................ 58,765 2,959,993
Insperity, Inc. .......................................................... 28,172 2,183,612
Kennametal, Inc. ....................................................... 121,587 2,920,520
ManpowerGroup, Inc. ................................................... 44,179 2,550,012
MillerKnoll, Inc. ....................................................... 70,367 1,589,590
MSC Industrial Direct Co., Inc. ............................................. 40,227 3,004,555
Trinity Industries, Inc. ................................................... 70,239 2,465,389
19,621,691
Information Technology (1.2%):
Avnet, Inc. ............................................................ 65,410 3,422,251
Insurance (0.8%):
Lincoln National Corp. ................................................... 75,954 2,408,501
Materials (5.7%):
Greif, Inc., Class A ...................................................... 54,689 3,342,592
Pactiv Evergreen, Inc. .................................................... 160,555 2,804,896
Sealed Air Corp. ....................................................... 75,980 2,570,403
Sensient Technologies Corp. ............................................... 43,463 3,097,173
Sonoco Products Co. .................................................... 72,316 3,532,637
The Chemours Co. ...................................................... 69,033 1,166,658
16,514,359
Utilities (20.6%):
American States Water Co. ................................................ 48,309 3,754,575
Avista Corp. .......................................................... 98,552 3,609,960
Black Hills Corp. ....................................................... 67,162 3,930,320
Clearway Energy, Inc., Class C ............................................. 91,899 2,389,374
IDACORP, Inc. ........................................................ 44,564 4,869,954
National Fuel Gas Co. ................................................... 70,703 4,290,258
New Jersey Resources Corp. ............................................... 92,308 4,306,168
Northwestern Energy Group, Inc. ........................................... 76,297 4,078,838
ONE Gas, Inc. ......................................................... 53,865 3,730,151
Otter Tail Corp. ........................................................ 34,362 2,537,290
Portland General Electric Co. .............................................. 89,082 3,885,757
SJW Group ........................................................... 61,504 3,027,227

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Southwest Gas Holdings, Inc. .............................................. 46,808 $ 3,309,794
Spire, Inc. ............................................................ 67,849 4,602,198
TXNM Energy, Inc. ..................................................... 95,802 4,710,584
UGI Corp. ............................................................ 104,029 2,936,739
59,969,187
Total Common Stocks (Cost $269,900,383) 289,350,293
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(b) ........ 786,182 786,182
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(b) ............ 786,182 786,182
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(b) ............... 786,182 786,182
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(b) . 786,182 786,182
Total Collateral for Securities Loaned (Cost $3,144,728) 3,144,728
Total Investments (Cost $273,045,111) — 100.4% 292,495,021
Liabilities in excess of other assets — (0.4)% (1,117,638)
NET ASSETS - 100.00% $ 291,377,383
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2024.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 13 3/21/25 $ 1,526,717 $ 1,462,370 $ (64,347)
Total unrealized appreciation $ —
Total unrealized depreciation (64,347)
Total net unrealized appreciation (depreciation) $ (64,347)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares Dividend Accelerator ETF
42
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Beverages (4.7%):
Brown-Forman Corp., Class B ............................................. 81,214 $ 3,084,508
PepsiCo, Inc. .......................................................... 27,654 4,205,067
The Coca-Cola Co. ...................................................... 52,680 3,279,857
10,569,432
Consumer Discretionary (6.9%):
Best Buy Co., Inc. ...................................................... 45,263 3,883,565
D.R. Horton, Inc. ....................................................... 7,139 998,175
Genuine Parts Co. ...................................................... 27,843 3,250,949
Lowe's Cos., Inc. ....................................................... 7,752 1,913,194
McDonald's Corp. ...................................................... 12,351 3,580,431
Williams-Sonoma, Inc. ................................................... 10,868 2,012,536
15,638,850
Consumer Staples Distribution & Retail (5.1%):
Costco Wholesale Corp. .................................................. 2,011 1,842,619
Sysco Corp. ........................................................... 43,659 3,338,167
Target Corp. .......................................................... 25,566 3,456,012
Walmart, Inc. .......................................................... 32,694 2,953,903
11,590,701
Energy (5.1%):
Chevron Corp. ......................................................... 40,486 5,863,992
Exxon Mobil Corp. ..................................................... 36,512 3,927,596
Texas Pacific Land Corp. ................................................. 1,569 1,735,251
11,526,839
Financials (24.6%):
Aflac, Inc. ............................................................ 26,471 2,738,160
American Financial Group, Inc. ............................................. 20,075 2,748,870
Ameriprise Financial, Inc. ................................................. 5,541 2,950,195
Assurant, Inc. ......................................................... 11,128 2,372,712
Brown & Brown, Inc. .................................................... 13,982 1,426,444
Chubb Ltd. ........................................................... 6,274 1,733,506
Cincinnati Financial Corp. ................................................ 21,340 3,066,558
Commerce Bancshares, Inc. ............................................... 52,191 3,252,018
First Citizens Bancshares, Inc., Class A ....................................... 609 1,286,829
Franklin Resources, Inc. .................................................. 439,207 8,911,510
Old Republic International Corp. ............................................ 110,678 4,005,437
RLI Corp. ............................................................ 9,169 1,511,326
S&P Global, Inc. ....................................................... 2,891 1,439,805
SEI Investments Co. ..................................................... 46,199 3,810,493
T. Rowe Price Group, Inc. ................................................. 61,808 6,989,867
The Travelers Cos., Inc. .................................................. 21,760 5,241,766
Visa, Inc., Class A ...................................................... 6,868 2,170,563
55,656,059
Food Products (5.9%):
Archer-Daniels-Midland Co. ............................................... 75,495 3,814,007
Hormel Foods Corp. ..................................................... 212,144 6,654,957
McCormick & Co., Inc. .................................................. 38,177 2,910,615
13,379,579
Health Care (9.9%):
Abbott Laboratories ..................................................... 15,419 1,744,043
Becton Dickinson & Co. .................................................. 8,454 1,917,959
Bristol-Myers Squibb Co. ................................................. 88,377 4,998,603
Cardinal Health, Inc. .................................................... 18,746 2,217,090
Cencora, Inc. .......................................................... 5,743 1,290,337
Danaher Corp. ......................................................... 6,084 1,396,582
Johnson & Johnson ..................................................... 26,655 3,854,846
Medtronic PLC ........................................................ 60,932 4,867,248
22,286,708
Household Products (7.0%):
Colgate-Palmolive Co. ................................................... 38,179 3,470,853

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Kimberly-Clark Corp. .................................................... 39,012 $ 5,112,132
The Clorox Co. ........................................................ 25,146 4,083,962
The Procter & Gamble Co. ................................................ 18,988 3,183,338
15,850,285
Industrials (14.2%):
AGCO Corp. .......................................................... 15,080 1,409,679
Carlisle Cos., Inc. ....................................................... 3,469 1,279,506
CSX Corp. ............................................................ 65,997 2,129,723
Dover Corp. ........................................................... 11,700 2,194,920
Emerson Electric Co. .................................................... 41,175 5,102,818
Illinois Tool Works, Inc. .................................................. 15,162 3,844,477
J.B. Hunt Transport Services, Inc. ........................................... 14,250 2,431,905
Landstar System, Inc. .................................................... 10,215 1,755,550
Nordson Corp. ......................................................... 7,926 1,658,436
Owens Corning ........................................................ 8,057 1,372,268
Simpson Manufacturing Co., Inc. ........................................... 7,741 1,283,690
Stanley Black & Decker, Inc. .............................................. 35,356 2,838,733
Union Pacific Corp. ..................................................... 14,128 3,221,749
W.W. Grainger, Inc. ..................................................... 1,527 1,609,534
32,132,988
Information Technology (1.3%):
Lam Research Corp. ..................................................... 20,694 1,494,728
Microsoft Corp. ........................................................ 3,450 1,454,175
2,948,903
Materials (7.0%):
Air Products and Chemicals, Inc. ............................................ 9,037 2,621,091
Ecolab, Inc. ........................................................... 13,653 3,199,171
Linde PLC ............................................................ 3,515 1,471,625
Nucor Corp. ........................................................... 11,762 1,372,743
PPG Industries, Inc. ..................................................... 26,590 3,176,176
RPM International, Inc. .................................................. 18,249 2,245,722
The Sherwin-Williams Co. ................................................ 4,892 1,662,938
15,749,466
Tobacco (3.9%):
Altria Group, Inc. ....................................................... 168,796 8,826,343
Utilities (3.8%):
Consolidated Edison, Inc. ................................................. 46,401 4,140,361
Duke Energy Corp. ...................................................... 42,297 4,557,079
8,697,440
Total Common Stocks (Cost $213,066,279) 224,853,593
Total Investments (Cost $213,066,279) — 99.4% 224,853,593
Other assets in excess of liabilities — 0.6% 1,417,504
NET ASSETS - 100.00% $ 226,271,097
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 3/21/25 $ 913,928 $ 890,363 $ (23,565)
Total unrealized appreciation $ —
Total unrealized depreciation (23,565)
Total net unrealized appreciation (depreciation) $ (23,565)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
44
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (3.1%):
Alphabet, Inc., Class A ................................................... 12,354 $ 2,338,612
Comcast Corp., Class A .................................................. 10,112 379,503
The New York Times Co., Class A ........................................... 14,837 772,266
3,490,381
Communications Equipment (1.4%):
F5, Inc.(a) ............................................................ 5,043 1,268,163
Motorola Solutions, Inc. .................................................. 635 293,516
1,561,679
Consumer Discretionary (2.2%):
Abercrombie & Fitch Co.(a) ............................................... 3,318 495,941
Best Buy Co., Inc. ...................................................... 2,751 236,036
Lear Corp. ............................................................ 2,608 246,978
Murphy USA, Inc. ...................................................... 1,919 962,858
PulteGroup, Inc. ........................................................ 1,982 215,840
The TJX Cos., Inc. ...................................................... 2,755 332,832
2,490,485
Consumer Staples (10.8%):
Colgate-Palmolive Co. ................................................... 2,741 249,184
Costco Wholesale Corp. .................................................. 3,245 2,973,296
General Mills, Inc. ...................................................... 3,850 245,514
Kimberly-Clark Corp. .................................................... 2,292 300,344
The Coca-Cola Co. ...................................................... 3,958 246,425
The Procter & Gamble Co. ................................................ 20,732 3,475,720
Walmart, Inc. .......................................................... 52,279 4,723,408
12,213,891
Energy (8.7%):
Antero Midstream Corp. .................................................. 18,895 285,125
Chord Energy Corp. ..................................................... 2,186 255,587
EOG Resources, Inc. .................................................... 17,005 2,084,473
Exxon Mobil Corp. ..................................................... 34,301 3,689,759
Kinder Morgan, Inc. ..................................................... 75,764 2,075,934
The Williams Cos., Inc. .................................................. 26,214 1,418,702
9,809,580
Financials (7.0%):
Aflac, Inc. ............................................................ 30,463 3,151,093
Cincinnati Financial Corp. ................................................ 10,317 1,482,553
PayPal Holdings, Inc.(a) .................................................. 3,642 310,845
The Allstate Corp. ...................................................... 15,156 2,921,925
7,866,416
Health Care (20.1%):
AbbVie, Inc. .......................................................... 14,828 2,634,936
Bristol-Myers Squibb Co. ................................................. 5,496 310,854
Cardinal Health, Inc. .................................................... 25,684 3,037,647
Cencora, Inc. .......................................................... 15,299 3,437,379
DaVita, Inc.(a) ......................................................... 3,608 539,576
Gilead Sciences, Inc. .................................................... 3,393 313,411
HCA Healthcare, Inc. .................................................... 699 209,805
Johnson & Johnson ..................................................... 26,239 3,794,684
McKesson Corp. ....................................................... 4,954 2,823,334
Merck & Co., Inc. ...................................................... 29,313 2,916,057
Tenet Healthcare Corp.(a) ................................................. 1,713 216,232
The Cigna Group ....................................................... 8,877 2,451,295
22,685,210
Industrials (16.3%):
3M Co. .............................................................. 2,082 268,765
Allison Transmission Holdings, Inc. ......................................... 2,960 319,857
Automatic Data Processing, Inc. ............................................ 11,100 3,249,303
Caterpillar, Inc. ........................................................ 729 264,452
CSX Corp. ............................................................ 10,406 335,802

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
General Dynamics Corp. .................................................. 1,789 $ 471,384
Landstar System, Inc. .................................................... 1,506 258,821
Leidos Holdings, Inc. .................................................... 14,338 2,065,532
Lockheed Martin Corp. ................................................... 6,322 3,072,113
Paychex, Inc. .......................................................... 6,671 935,408
Republic Services, Inc. ................................................... 17,009 3,421,871
Snap-on, Inc. .......................................................... 981 333,030
Waste Management, Inc. .................................................. 15,589 3,145,704
Watsco, Inc. ........................................................... 580 274,856
18,416,898
IT Services (2.8%):
Accenture PLC, Class A .................................................. 805 283,191
Cognizant Technology Solutions Corp., Class A ................................. 36,828 2,832,073
3,115,264
Materials (2.3%):
AptarGroup, Inc. ....................................................... 3,607 566,660
Berry Global Group, Inc. ................................................. 4,183 270,514
Crown Holdings, Inc. .................................................... 10,717 886,189
Magnera Corp.(a) ....................................................... 1,154 20,968
Nucor Corp. ........................................................... 1,893 220,932
Packaging Corp. of America ............................................... 1,915 431,124
Steel Dynamics, Inc. ..................................................... 2,255 257,228
2,653,615
Real Estate (0.4%):
Simon Property Group, Inc. ............................................... 2,557 440,341
Software (9.4%):
Corpay, Inc.(a) ......................................................... 911 308,301
Microsoft Corp. ........................................................ 24,517 10,333,915
10,642,216
Technology Hardware, Storage & Peripherals (15.2%):
Apple, Inc. ........................................................... 48,938 12,255,054
Hewlett Packard Enterprise Co. ............................................. 121,210 2,587,833
NetApp, Inc. .......................................................... 19,758 2,293,509
17,136,396
Total Common Stocks (Cost $103,355,026) 112,522,372
Total Investments (Cost $103,355,026) — 99.7% 112,522,372
Other assets in excess of liabilities — 0.3% 369,067
NET ASSETS - 100.00% $ 112,891,439
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 3/21/25 $ 306,424 $ 296,787 $ (9,637)
Total unrealized appreciation $ —
Total unrealized depreciation (9,637)
Total net unrealized appreciation (depreciation) $ (9,637)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
46
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (4.1%):
Alphabet, Inc., Class A ................................................... 4,685 $ 886,870
AT&T, Inc. ........................................................... 53,369 1,215,212
Charter Communications, Inc., Class A(a) ..................................... 1,488 510,042
Comcast Corp., Class A .................................................. 24,489 919,072
Electronic Arts, Inc. ..................................................... 7,874 1,151,966
Fox Corp., Class A ...................................................... 24,253 1,178,211
Liberty Media Corp.-Liberty Formula One(a) ................................... 11,689 1,083,103
Live Nation Entertainment, Inc.(a) ........................................... 7,521 973,969
Meta Platforms, Inc., Class A .............................................. 1,007 589,608
Netflix, Inc.(a) ......................................................... 1,015 904,690
News Corp., Class A ..................................................... 34,346 945,889
Omnicom Group, Inc. .................................................... 10,024 862,465
Pinterest, Inc., Class A(a) ................................................. 15,434 447,586
The Interpublic Group of Cos., Inc. .......................................... 30,709 860,466
The Trade Desk, Inc., Class A(a) ............................................ 4,422 519,718
The Walt Disney Co. .................................................... 8,456 941,576
T-Mobile US, Inc. ...................................................... 7,889 1,741,339
Verizon Communications, Inc. .............................................. 23,822 952,642
Warner Music Group Corp., Class A ......................................... 25,234 782,254
17,466,678
Consumer Discretionary (9.4%):
Airbnb, Inc., Class A(a) .................................................. 5,303 696,867
Amazon.com, Inc.(a) .................................................... 4,299 943,158
Aptiv PLC(a) .......................................................... 7,802 471,865
AutoZone, Inc.(a) ....................................................... 313 1,002,226
Best Buy Co., Inc. ...................................................... 5,860 502,788
Booking Holdings, Inc. ................................................... 194 963,873
Burlington Stores, Inc.(a) ................................................. 2,101 598,911
CarMax, Inc.(a) ........................................................ 6,962 569,213
Carvana Co.(a) ......................................................... 1,557 316,632
Cava Group, Inc.(a) ..................................................... 3,246 366,149
Chewy, Inc., Class A(a) .................................................. 11,161 373,782
Chipotle Mexican Grill, Inc.(a) ............................................. 12,864 775,699
Coupang, Inc.(a) ....................................................... 25,090 551,478
D.R. Horton, Inc. ....................................................... 3,189 445,886
Darden Restaurants, Inc. .................................................. 6,226 1,162,332
Deckers Outdoor Corp.(a) ................................................. 3,345 679,336
Dick's Sporting Goods, Inc. ................................................ 2,156 493,379
Domino's Pizza, Inc. ..................................................... 1,736 728,703
eBay, Inc. ............................................................ 14,548 901,249
Expedia Group, Inc.(a) ................................................... 3,658 681,595
Floor & Decor Holdings, Inc., Class A(a) ...................................... 4,729 471,481
Ford Motor Co. ........................................................ 48,089 476,081
Garmin Ltd. ........................................................... 4,424 912,494
General Motors Co. ..................................................... 14,676 781,791
Genuine Parts Co. ...................................................... 6,211 725,196
Hilton Worldwide Holdings, Inc. ............................................ 5,174 1,278,806
Hyatt Hotels Corp., Class A ................................................ 5,324 835,762
Las Vegas Sands Corp. ................................................... 19,302 991,351
Lennar Corp., Class A .................................................... 3,601 491,068
Lowe's Cos., Inc. ....................................................... 3,601 888,727
Marriott International, Inc., Class A .......................................... 4,273 1,191,911
McDonald's Corp. ...................................................... 3,959 1,147,675
MGM Resorts International(a) .............................................. 16,524 572,557
NIKE, Inc., Class B ..................................................... 6,878 520,458
NVR, Inc.(a) .......................................................... 93 760,638
O'Reilly Automotive, Inc.(a) ............................................... 930 1,102,794
Penske Automotive Group, Inc. ............................................. 4,832 736,590
Pool Corp. ............................................................ 1,868 636,876
PulteGroup, Inc. ........................................................ 5,052 550,163
Ross Stores, Inc. ....................................................... 6,837 1,034,233

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Royal Caribbean Cruises Ltd. .............................................. 3,636 $ 838,789
Service Corp. International ................................................ 12,783 1,020,339
Starbucks Corp. ........................................................ 5,284 482,165
Tesla, Inc.(a) .......................................................... 1,717 693,393
Texas Roadhouse, Inc. ................................................... 5,128 925,245
The Home Depot, Inc. ................................................... 2,712 1,054,941
The TJX Cos., Inc. ...................................................... 9,895 1,195,415
Toll Brothers, Inc. ...................................................... 3,878 488,434
TopBuild Corp.(a) ...................................................... 1,272 396,024
Tractor Supply Co. ...................................................... 16,006 849,278
Ulta Beauty, Inc.(a) ..................................................... 1,787 777,220
Williams-Sonoma, Inc. ................................................... 3,335 617,575
Wingstop, Inc. ......................................................... 1,515 430,563
Yum! Brands, Inc. ...................................................... 9,720 1,304,035
40,405,189
Consumer Staples (8.1%):
Altria Group, Inc. ....................................................... 20,989 1,097,515
Archer-Daniels-Midland Co. ............................................... 9,218 465,693
Brown-Forman Corp., Class B ............................................. 19,319 733,736
Bunge Global SA ....................................................... 8,404 653,495
Casey's General Stores, Inc. ............................................... 1,938 767,894
Church & Dwight Co., Inc. ................................................ 12,983 1,359,450
Coca-Cola Consolidated, Inc. .............................................. 448 564,476
Colgate-Palmolive Co. ................................................... 13,703 1,245,740
Conagra Brands, Inc. .................................................... 31,085 862,609
Constellation Brands, Inc., Class A .......................................... 4,500 994,500
Costco Wholesale Corp. .................................................. 1,143 1,047,297
Dollar General Corp. .................................................... 5,027 381,147
General Mills, Inc. ...................................................... 14,507 925,111
Hormel Foods Corp. ..................................................... 22,785 714,765
Kenvue, Inc. .......................................................... 33,681 719,089
Keurig Dr. Pepper, Inc. ................................................... 33,701 1,082,476
Kimberly-Clark Corp. .................................................... 7,597 995,511
McCormick & Co., Inc. .................................................. 10,842 826,594
Molson Coors Beverage Co., Class B ......................................... 16,750 960,110
Mondelez International, Inc., Class A ......................................... 16,863 1,007,227
Monster Beverage Corp.(a) ................................................ 19,544 1,027,233
PepsiCo, Inc. .......................................................... 7,121 1,082,819
Performance Food Group Co.(a) ............................................ 11,211 947,890
Philip Morris International, Inc. ............................................. 10,306 1,240,327
Sysco Corp. ........................................................... 13,642 1,043,067
Target Corp. .......................................................... 4,246 573,974
The Campbell's Company ................................................. 20,009 837,977
The Clorox Co. ........................................................ 6,025 978,520
The Coca-Cola Co. ...................................................... 23,467 1,461,055
The Estee Lauder Cos., Inc. ............................................... 5,843 438,108
The Hershey Co. ....................................................... 5,053 855,726
The J.M. Smucker Co. ................................................... 8,086 890,430
The Kraft Heinz Co. ..................................................... 28,791 884,172
The Kroger Co. ........................................................ 18,634 1,139,469
The Procter & Gamble Co. ................................................ 8,026 1,345,559
U.S. Foods Holding Corp.(a) ............................................... 14,882 1,003,940
Walmart, Inc. .......................................................... 15,386 1,390,125
34,544,826
Energy (5.0%):
Baker Hughes Co. ...................................................... 23,676 971,190
Cheniere Energy, Inc. .................................................... 6,255 1,344,012
Chevron Corp. ......................................................... 7,443 1,078,044
ConocoPhillips Co. ..................................................... 9,334 925,653
Coterra Energy, Inc. ..................................................... 38,281 977,697
Devon Energy Corp. ..................................................... 19,920 651,982
Diamondback Energy, Inc. ................................................ 4,255 697,097
EOG Resources, Inc. .................................................... 7,571 928,053

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
EQT Corp. ............................................................ 19,529 $ 900,482
Exxon Mobil Corp. ..................................................... 9,457 1,017,289
Halliburton Co. ........................................................ 26,333 715,994
Kinder Morgan, Inc. ..................................................... 58,548 1,604,215
Marathon Petroleum Corp. ................................................ 4,061 566,509
Occidental Petroleum Corp. ............................................... 17,746 876,830
ONEOK, Inc. .......................................................... 12,421 1,247,068
Ovintiv, Inc. .......................................................... 17,669 715,595
Permian Resources Corp. ................................................. 50,822 730,820
Phillips 66 Co. ......................................................... 5,978 681,074
Schlumberger NV ...................................................... 18,294 701,392
Targa Resources Corp. ................................................... 7,050 1,258,425
Texas Pacific Land Corp. ................................................. 586 648,093
The Williams Cos., Inc. .................................................. 25,368 1,372,916
Valero Energy Corp. ..................................................... 4,921 603,265
21,213,695
Financials (19.8%):
Aflac, Inc. ............................................................ 9,035 934,580
Ally Financial, Inc. ...................................................... 14,977 539,322
American Express Co. ................................................... 3,505 1,040,249
American Financial Group, Inc. ............................................. 8,395 1,149,527
American International Group, Inc. .......................................... 13,557 986,950
Ameriprise Financial, Inc. ................................................. 2,527 1,345,451
Aon PLC, Class A ...................................................... 2,713 974,401
Apollo Global Management, Inc. ............................................ 5,991 989,474
Arch Capital Group Ltd. .................................................. 8,968 828,195
Ares Management Corp., Class A ........................................... 5,329 943,393
Arthur J. Gallagher & Co. ................................................. 3,847 1,091,971
Bank of America Corp. ................................................... 22,309 980,481
Berkshire Hathaway, Inc., Class B(a) ......................................... 3,284 1,488,572
Blackrock, Inc. ........................................................ 1,223 1,253,710
Blackstone, Inc. ........................................................ 4,855 837,099
Block, Inc.(a) .......................................................... 6,519 554,050
Blue Owl Capital, Inc. ................................................... 38,482 895,091
Brown & Brown, Inc. .................................................... 10,553 1,076,617
Capital One Financial Corp. ............................................... 5,646 1,006,795
Cboe Global Markets, Inc. ................................................ 4,850 947,690
Chubb Ltd. ........................................................... 4,297 1,187,261
Cincinnati Financial Corp. ................................................ 7,301 1,049,154
Citigroup, Inc. ......................................................... 13,439 945,971
Citizens Financial Group, Inc. .............................................. 15,834 692,896
CME Group, Inc. ....................................................... 5,535 1,285,393
Coinbase Global, Inc., Class A(a) ........................................... 1,449 359,787
Corebridge Financial, Inc. ................................................. 24,263 726,192
East West Bancorp, Inc. .................................................. 8,866 849,008
Equitable Holdings, Inc. .................................................. 21,504 1,014,344
Erie Indemnity Co., Class A ............................................... 1,635 673,996
Everest Group Ltd. ...................................................... 2,196 795,962
FactSet Research Systems, Inc. ............................................. 2,244 1,077,748
Fidelity National Financial, Inc. ............................................ 14,498 813,918
Fidelity National Information Services, Inc. .................................... 11,266 909,955
Fifth Third Bancorp ..................................................... 18,166 768,058
First Citizens Bancshares, Inc., Class A ....................................... 352 743,783
Fiserv, Inc.(a) .......................................................... 7,132 1,465,055
Global Payments, Inc. .................................................... 6,657 745,983
Huntington Bancshares, Inc. ............................................... 52,330 851,409
Interactive Brokers Group, Inc. ............................................. 6,899 1,218,846
Intercontinental Exchange, Inc. ............................................. 8,400 1,251,684
Jack Henry & Associates, Inc. .............................................. 6,536 1,145,761
Jefferies Financial Group, Inc. .............................................. 14,453 1,133,115
JPMorgan Chase & Co. .................................................. 4,781 1,146,053
KeyCorp ............................................................. 36,571 626,827
Kinsale Capital Group, Inc. ................................................ 965 448,850

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
KKR & Co., Inc. ....................................................... 5,289 $ 782,296
Loews Corp. .......................................................... 17,155 1,452,857
LPL Financial Holdings, Inc. ............................................... 2,917 952,430
M&T Bank Corp. ....................................................... 4,560 857,326
Markel Group, Inc.(a) .................................................... 661 1,141,038
Marsh & McLennan Cos., Inc. ............................................. 6,023 1,279,345
Mastercard, Inc., Class A ................................................. 2,676 1,409,101
MetLife, Inc. .......................................................... 13,826 1,132,073
Moody's Corp. ......................................................... 2,118 1,002,598
Morgan Stanley ........................................................ 8,600 1,081,192
Morningstar, Inc. ....................................................... 3,104 1,045,303
MSCI, Inc. ........................................................... 1,185 711,012
Nasdaq, Inc. .......................................................... 14,498 1,120,840
Northern Trust Corp. .................................................... 9,788 1,003,270
PayPal Holdings, Inc.(a) .................................................. 8,177 697,907
Principal Financial Group, Inc. ............................................. 13,210 1,022,586
Prudential Financial, Inc. ................................................. 7,680 910,310
Raymond James Financial, Inc. ............................................. 8,148 1,265,629
Regions Financial Corp. .................................................. 32,967 775,384
Reinsurance Group of America, Inc. ......................................... 4,183 893,614
RenaissanceRe Holdings Ltd. .............................................. 3,686 917,114
Robinhood Markets, Inc., Class A(a) ......................................... 18,363 684,205
Rocket Cos., Inc., Class A(a) ............................................... 20,167 227,080
Ryan Specialty Holdings, Inc. .............................................. 11,487 737,006
S&P Global, Inc. ....................................................... 2,532 1,261,012
State Street Corp. ....................................................... 11,214 1,100,654
Synchrony Financial ..................................................... 14,135 918,775
T. Rowe Price Group, Inc. ................................................. 8,338 942,944
The Allstate Corp. ...................................................... 5,270 1,016,003
The Bank of New York Mellon Corp. ......................................... 17,477 1,342,758
The Charles Schwab Corp. ................................................ 11,895 880,349
The Goldman Sachs Group, Inc. ............................................ 1,841 1,054,193
The Hartford Financial Services Group, Inc. .................................... 9,451 1,033,939
The PNC Financial Services Group, Inc. ...................................... 4,600 887,110
The Progressive Corp. ................................................... 3,955 947,658
The Travelers Cos., Inc. .................................................. 4,243 1,022,096
Tradeweb Markets, Inc., Class A ............................................ 8,263 1,081,792
U.S. Bancorp .......................................................... 16,961 811,245
Visa, Inc., Class A ...................................................... 4,939 1,560,922
W.R. Berkley Corp. ..................................................... 15,938 932,692
Wells Fargo & Co. ...................................................... 14,224 999,094
84,685,379
Health Care (10.3%):
Abbott Laboratories ..................................................... 10,073 1,139,357
AbbVie, Inc. .......................................................... 5,417 962,601
Agilent Technologies, Inc. ................................................. 5,523 741,960
Align Technology, Inc.(a) ................................................. 2,229 464,769
Amgen, Inc. ........................................................... 2,421 631,009
Avantor, Inc.(a) ........................................................ 24,629 518,933
Becton Dickinson & Co. .................................................. 4,719 1,070,600
Biogen, Inc.(a) ......................................................... 3,776 577,426
BioMarin Pharmaceutical, Inc.(a) ........................................... 8,547 561,794
Bio-Techne Corp. ....................................................... 7,542 543,250
Boston Scientific Corp.(a) ................................................. 14,883 1,329,350
Cardinal Health, Inc. .................................................... 8,479 1,002,811
Cencora, Inc. .......................................................... 5,124 1,151,260
Centene Corp.(a) ....................................................... 10,240 620,339
CVS Health Corp. ...................................................... 11,291 506,853
Danaher Corp. ......................................................... 3,421 785,291
DaVita, Inc.(a) ......................................................... 4,951 740,422
Dexcom, Inc.(a) ........................................................ 4,904 381,384
Edwards Lifesciences Corp.(a) ............................................. 6,403 474,014
Elevance Health, Inc. .................................................... 1,926 710,501

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Eli Lilly & Co. ......................................................... 717 $ 553,524
GE HealthCare Technologies, Inc. ........................................... 7,989 624,580
Gilead Sciences, Inc. .................................................... 10,336 954,736
HCA Healthcare, Inc. .................................................... 2,255 676,838
Hologic, Inc.(a) ........................................................ 16,182 1,166,560
Humana, Inc. .......................................................... 1,710 433,844
IDEXX Laboratories, Inc.(a) ............................................... 1,643 679,282
Incyte Corp.(a) ......................................................... 12,450 859,922
Insulet Corp.(a) ........................................................ 2,506 654,241
Intuitive Surgical, Inc.(a) ................................................. 1,562 815,302
IQVIA Holdings, Inc.(a) .................................................. 2,714 533,328
Johnson & Johnson ..................................................... 7,885 1,140,329
Labcorp Holdings, Inc. ................................................... 4,013 920,261
McKesson Corp. ....................................................... 1,723 981,955
Medtronic PLC ........................................................ 12,886 1,029,334
Merck & Co., Inc. ...................................................... 8,126 808,375
Mettler-Toledo International, Inc.(a) ......................................... 424 518,840
Molina Healthcare, Inc.(a) ................................................ 1,949 567,257
Neurocrine Biosciences, Inc.(a) ............................................. 4,627 631,586
Quest Diagnostics, Inc. ................................................... 6,470 976,064
Regeneron Pharmaceuticals, Inc.(a) .......................................... 1,020 726,577
ResMed, Inc. .......................................................... 2,102 480,706
Revvity, Inc. .......................................................... 5,681 634,056
Sarepta Therapeutics, Inc.(a) ............................................... 2,792 339,479
Solventum Corp.(a) ..................................................... 8,339 550,874
STERIS PLC .......................................................... 3,999 822,034
Stryker Corp. .......................................................... 3,010 1,083,751
Teleflex, Inc. .......................................................... 3,079 548,000
Tenet Healthcare Corp.(a) ................................................. 3,834 483,966
The Cigna Group ....................................................... 3,014 832,286
The Cooper Cos., Inc.(a) .................................................. 7,060 649,026
Thermo Fisher Scientific, Inc. .............................................. 1,646 856,299
United Therapeutics Corp.(a) .............................................. 1,950 688,038
UnitedHealth Group, Inc. ................................................. 1,448 732,485
Universal Health Services, Inc., Class B ....................................... 3,381 606,619
Veeva Systems, Inc., Class A(a) ............................................. 3,286 690,882
Waters Corp.(a) ........................................................ 2,016 747,896
West Pharmaceutical Services, Inc. .......................................... 1,805 591,246
Zimmer Biomet Holdings, Inc. ............................................. 9,568 1,010,668
Zoetis, Inc. ........................................................... 4,266 695,059
44,210,029
Industrials (18.6%):
3M Co. .............................................................. 4,168 538,047
A.O. Smith Corp. ....................................................... 10,552 719,752
Advanced Drainage Systems, Inc. ........................................... 3,600 416,160
AECOM ............................................................. 9,494 1,014,149
Allegion PLC ......................................................... 6,591 861,312
Amentum Holdings, Inc.(a) ................................................ 7,263 152,741
AMETEK, Inc. ........................................................ 5,784 1,042,624
Automatic Data Processing, Inc. ............................................ 5,141 1,504,925
Axon Enterprise, Inc.(a) .................................................. 1,595 947,940
Booz Allen Hamilton Holding Corp. ......................................... 4,873 627,155
Broadridge Financial Solutions, Inc. ......................................... 5,167 1,168,207
Builders FirstSource, Inc.(a) ............................................... 2,578 368,474
C.H. Robinson Worldwide, Inc. ............................................. 5,892 608,761
Carlisle Cos., Inc. ....................................................... 1,882 694,157
Carrier Global Corp. ..................................................... 9,784 667,856
Caterpillar, Inc. ........................................................ 2,319 841,240
Cintas Corp. .......................................................... 5,381 983,109
Clean Harbors, Inc.(a) ................................................... 3,479 800,657
Comfort Systems USA, Inc. ............................................... 1,353 573,753
Copart, Inc.(a) ......................................................... 20,770 1,191,990
CSX Corp. ............................................................ 35,646 1,150,296

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Cummins, Inc. ......................................................... 2,750 $ 958,650
Curtiss-Wright Corp. .................................................... 3,294 1,168,942
Deere & Co. .......................................................... 2,301 974,934
Delta Air Lines, Inc. ..................................................... 15,518 938,839
Dover Corp. ........................................................... 5,416 1,016,042
Eaton Corp. PLC ....................................................... 2,405 798,147
EMCOR Group, Inc. .................................................... 1,748 793,417
Emerson Electric Co. .................................................... 7,727 957,607
Equifax, Inc. .......................................................... 2,296 585,136
Expeditors International of Washington, Inc. .................................... 8,256 914,517
Fastenal Co. ........................................................... 14,343 1,031,405
FedEx Corp. .......................................................... 2,278 640,870
Fortive Corp. .......................................................... 12,728 954,600
GE Vernova, Inc. ....................................................... 1,983 652,268
General Dynamics Corp. .................................................. 4,429 1,166,997
General Electric Co. ..................................................... 4,130 688,843
Graco, Inc. ........................................................... 13,282 1,119,540
HEICO Corp. .......................................................... 3,884 923,382
Honeywell International, Inc. .............................................. 6,448 1,456,539
Howmet Aerospace, Inc. .................................................. 6,262 684,875
Hubbell, Inc. .......................................................... 1,747 731,801
Huntington Ingalls Industries, Inc. ........................................... 3,282 620,199
IDEX Corp. ........................................................... 5,319 1,113,213
Illinois Tool Works, Inc. .................................................. 5,376 1,363,139
Ingersoll Rand, Inc. ..................................................... 8,704 787,364
ITT, Inc. ............................................................. 5,877 839,706
J.B. Hunt Transport Services, Inc. ........................................... 4,448 759,096
Jacobs Solutions, Inc. .................................................... 7,263 970,482
Johnson Controls International PLC .......................................... 11,106 876,597
L3Harris Technologies, Inc. ............................................... 4,999 1,051,190
Leidos Holdings, Inc. .................................................... 7,321 1,054,663
Lennox International, Inc. ................................................. 1,252 762,844
Lockheed Martin Corp. ................................................... 2,484 1,207,075
Masco Corp. .......................................................... 9,948 721,926
Nordson Corp. ......................................................... 3,589 750,962
Norfolk Southern Corp. .................................................. 3,087 724,519
Northrop Grumman Corp. ................................................. 2,130 999,588
Old Dominion Freight Line, Inc. ............................................ 3,422 603,641
Otis Worldwide Corp. .................................................... 12,462 1,154,106
Owens Corning ........................................................ 4,087 696,098
PACCAR, Inc. ......................................................... 8,751 910,279
Parker-Hannifin Corp. ................................................... 1,298 825,567
Paychex, Inc. .......................................................... 8,341 1,169,575
Quanta Services, Inc. .................................................... 2,306 728,811
Republic Services, Inc. ................................................... 7,110 1,430,390
Rockwell Automation, Inc. ................................................ 2,238 639,598
Rollins, Inc. ........................................................... 19,786 917,081
RTX Corp. ............................................................ 9,574 1,107,903
Snap-on, Inc. .......................................................... 3,234 1,097,878
Southwest Airlines Co. ................................................... 18,265 614,069
SS&C Technologies Holdings, Inc. .......................................... 15,286 1,158,373
Tetra Tech, Inc. ........................................................ 17,884 712,499
Textron, Inc. .......................................................... 10,070 770,254
Trane Technologies PLC .................................................. 2,465 910,448
TransDigm Group, Inc. ................................................... 704 892,165
Uber Technologies, Inc.(a) ................................................ 7,411 447,031
U-Haul Holding Co. ..................................................... 10,452 669,451
Union Pacific Corp. ..................................................... 4,673 1,065,631
United Airlines Holdings, Inc.(a) ............................................ 10,756 1,044,408
United Parcel Service, Inc., Class B .......................................... 5,766 727,093
United Rentals, Inc. ..................................................... 746 525,512
Veralto Corp. .......................................................... 8,658 881,817
Verisk Analytics, Inc. .................................................... 3,756 1,034,515
Vertiv Holdings Co., Class A ............................................... 4,521 513,631

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
W.W. Grainger, Inc. ..................................................... 1,024 $ 1,079,347
Waste Management, Inc. .................................................. 5,436 1,096,930
Watsco, Inc. ........................................................... 1,585 751,116
Westinghouse Air Brake Technologies Corp. .................................... 5,911 1,120,666
XPO, Inc.(a) .......................................................... 4,329 567,748
Xylem, Inc. ........................................................... 7,507 870,962
79,367,812
Information Technology (12.2%):
Accenture PLC, Class A .................................................. 2,574 905,507
Adobe, Inc.(a) ......................................................... 1,014 450,906
Advanced Micro Devices, Inc.(a) ............................................ 2,869 346,547
Akamai Technologies, Inc.(a) .............................................. 7,516 718,905
Amphenol Corp., Class A ................................................. 12,525 869,861
Analog Devices, Inc. .................................................... 2,765 587,452
Apple, Inc. ........................................................... 3,855 965,369
Applied Materials, Inc. ................................................... 2,542 413,405
AppLovin Corp., Class A(a) ............................................... 3,683 1,192,666
Arista Networks, Inc.(a) .................................................. 5,817 642,953
Autodesk, Inc.(a) ....................................................... 2,934 867,202
Bentley Systems, Inc., Class B ............................................. 13,185 615,739
Broadcom, Inc. ........................................................ 2,778 644,052
Cadence Design Systems, Inc.(a) ............................................ 2,427 729,216
CDW Corp. ........................................................... 3,789 659,438
Cisco Systems, Inc. ..................................................... 22,268 1,318,266
Cognizant Technology Solutions Corp., Class A ................................. 13,305 1,023,154
Corning, Inc. .......................................................... 17,729 842,482
Corpay, Inc.(a) ......................................................... 2,518 852,142
Crowdstrike Holdings, Inc., Class A(a) ....................................... 1,555 532,059
Datadog, Inc., Class A(a) ................................................. 4,871 696,017
Dell Technologies, Inc., Class C ............................................ 2,803 323,018
DocuSign, Inc.(a) ....................................................... 9,567 860,456
Dynatrace, Inc.(a) ...................................................... 13,013 707,257
Enphase Energy, Inc.(a) .................................................. 2,737 187,977
Entegris, Inc. .......................................................... 4,389 434,774
EPAM Systems, Inc.(a) ................................................... 2,279 532,876
F5, Inc.(a) ............................................................ 3,965 997,079
Fair Isaac Corp.(a) ...................................................... 384 764,517
First Solar, Inc.(a) ...................................................... 1,770 311,945
Fortinet, Inc.(a) ........................................................ 6,552 619,033
Gartner, Inc.(a) ........................................................ 1,766 855,574
Gen Digital, Inc. ....................................................... 25,052 685,924
GoDaddy, Inc., Class A(a) ................................................. 5,837 1,152,049
Hewlett Packard Enterprise Co. ............................................. 30,430 649,680
HP, Inc. .............................................................. 18,188 593,474
Intel Corp. ............................................................ 18,016 361,221
International Business Machines Corp. ........................................ 4,463 981,101
Intuit, Inc. ............................................................ 1,197 752,314
Jabil, Inc. ............................................................ 4,661 670,718
Keysight Technologies, Inc.(a) ............................................. 4,243 681,553
KLA Corp. ........................................................... 614 386,894
Lam Research Corp. ..................................................... 6,062 437,858
Manhattan Associates, Inc.(a) .............................................. 2,475 668,844
Microchip Technology, Inc. ................................................ 6,927 397,263
Microsoft Corp. ........................................................ 2,596 1,094,214
Monolithic Power Systems, Inc. ............................................ 445 263,307
Motorola Solutions, Inc. .................................................. 2,815 1,301,177
NetApp, Inc. .......................................................... 5,364 622,653
NVIDIA Corp. ......................................................... 3,170 425,699
NXP Semiconductors NV ................................................. 2,294 476,808
ON Semiconductor Corp.(a) ............................................... 5,552 350,054
Oracle Corp. .......................................................... 4,812 801,872
Palantir Technologies, Inc., Class A(a) ........................................ 10,821 818,392
Palo Alto Networks, Inc.(a) ................................................ 2,411 438,706

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
PTC, Inc.(a) ........................................................... 5,647 $ 1,038,314
Pure Storage, Inc., Class A(a) .............................................. 7,793 478,724
QUALCOMM, Inc. ..................................................... 3,022 464,240
Roper Technologies, Inc. .................................................. 2,064 1,072,970
Salesforce, Inc. ........................................................ 2,276 760,935
Seagate Technology Holdings PLC .......................................... 6,658 574,652
ServiceNow, Inc.(a) ..................................................... 680 720,882
Skyworks Solutions, Inc. ................................................. 5,110 453,155
Super Micro Computer, Inc.(a) ............................................. 4,408 134,356
Synopsys, Inc.(a) ....................................................... 1,166 565,930
TE Connectivity PLC .................................................... 6,516 931,593
Teledyne Technologies, Inc.(a) ............................................. 2,116 982,099
Teradyne, Inc. ......................................................... 3,410 429,387
Texas Instruments, Inc. ................................................... 3,702 694,162
Trimble, Inc.(a) ........................................................ 14,841 1,048,665
Tyler Technologies, Inc.(a) ................................................ 1,455 839,011
VeriSign, Inc.(a) ........................................................ 6,264 1,296,397
Workday, Inc., Class A(a) ................................................. 2,415 623,142
Zebra Technologies Corp.(a) ............................................... 1,712 661,209
Zoom Communications, Inc.(a) ............................................. 9,588 782,477
52,031,919
Materials (4.4%):
Air Products and Chemicals, Inc. ............................................ 2,542 737,282
Avery Dennison Corp. ................................................... 5,598 1,047,554
Celanese Corp. ......................................................... 6,176 427,441
CF Industries Holdings, Inc. ............................................... 9,243 788,613
Corteva, Inc. .......................................................... 11,532 656,863
Dow, Inc. ............................................................ 20,327 815,722
DuPont de Nemours, Inc. ................................................. 9,054 690,367
Eastman Chemical Co. ................................................... 9,163 836,765
Ecolab, Inc. ........................................................... 4,089 958,134
Freeport-McMoRan, Inc. ................................................. 13,398 510,196
International Paper Co. ................................................... 14,236 766,182
Linde PLC ............................................................ 2,920 1,222,516
LyondellBasell Industries NV, Class A ........................................ 11,460 851,134
Martin Marietta Materials, Inc. ............................................. 1,699 877,533
Nucor Corp. ........................................................... 5,156 601,757
Packaging Corp. of America ............................................... 5,314 1,196,341
PPG Industries, Inc. ..................................................... 9,180 1,096,551
Reliance, Inc. .......................................................... 2,738 737,234
RPM International, Inc. .................................................. 8,308 1,022,382
Steel Dynamics, Inc. ..................................................... 6,240 711,797
The Sherwin-Williams Co. ................................................ 2,673 908,633
Vulcan Materials Co. .................................................... 3,707 953,552
Westlake Corp. ........................................................ 5,109 585,747
19,000,296
Real Estate (0.5%):
CBRE Group, Inc., Class A(a) .............................................. 6,413 841,963
CoStar Group, Inc.(a) .................................................... 9,639 690,056
Jones Lang LaSalle, Inc.(a) ................................................ 2,555 646,772
2,178,791
Utilities (7.1%):
Alliant Energy Corp. .................................................... 19,675 1,163,579
Ameren Corp. ......................................................... 12,322 1,098,383
American Electric Power Co., Inc. ........................................... 10,742 990,735
American Water Works Co., Inc. ............................................ 7,121 886,493
Atmos Energy Corp. ..................................................... 10,503 1,462,753
CenterPoint Energy, Inc. .................................................. 36,114 1,145,897
CMS Energy Corp. ...................................................... 17,700 1,179,705
Consolidated Edison, Inc. ................................................. 11,970 1,068,083
Constellation Energy Corp. ................................................ 2,272 508,269
Dominion Energy, Inc. ................................................... 15,810 851,527

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
DTE Energy Co. ....................................................... 8,731 $ 1,054,268
Duke Energy Corp. ...................................................... 11,581 1,247,737
Edison International ..................................................... 12,740 1,017,162
Entergy Corp. ......................................................... 18,822 1,427,084
Evergy, Inc. ........................................................... 19,821 1,219,983
Exelon Corp. .......................................................... 24,661 928,240
FirstEnergy Corp. ....................................................... 28,428 1,130,866
NextEra Energy, Inc. .................................................... 9,751 699,049
NiSource, Inc. ......................................................... 37,994 1,396,659
NRG Energy, Inc. ....................................................... 7,293 657,974
PG&E Corp. .......................................................... 56,253 1,135,186
PPL Corp. ............................................................ 40,307 1,308,365
Public Service Enterprise Group, Inc. ......................................... 14,996 1,267,012
Sempra .............................................................. 14,169 1,242,905
The AES Corp. ........................................................ 33,427 430,205
The Southern Co. ....................................................... 13,911 1,145,154
Vistra Corp. ........................................................... 4,836 666,739
WEC Energy Group, Inc. ................................................. 11,665 1,096,977
Xcel Energy, Inc. ....................................................... 14,507 979,513
30,406,502
Total Common Stocks (Cost $373,074,331) 425,511,116
Investment Companies (0.4%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.35% (b) ............ 1,901,137 1,901,137
Total Investment Companies (Cost $1,901,137) 1,901,137
Total Investments (Cost $374,975,468) — 99.9% 427,412,253
Other assets in excess of liabilities — 0.1% 335,942
NET ASSETS - 100.00% $ 427,748,195
(a) Non-income producing security.
(b) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 7 3/21/25 $ 2,137,605 $ 2,077,513 $ (60,092)
Total unrealized appreciation $ —
Total unrealized depreciation (60,092)
Total net unrealized appreciation (depreciation) $ (60,092)

Schedule of Portfolio Investments
December 31, 2024
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(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (5.2%):
AT&T, Inc. ........................................................... 441,126 $ 10,044,439
Comcast Corp., Class A .................................................. 202,405 7,596,260
Omnicom Group, Inc. .................................................... 82,859 7,129,188
The Interpublic Group of Cos., Inc. .......................................... 253,846 7,112,765
Verizon Communications, Inc. .............................................. 196,904 7,874,191
39,756,843
Consumer Discretionary (3.1%):
Best Buy Co., Inc. ...................................................... 48,432 4,155,466
Darden Restaurants, Inc. .................................................. 51,454 9,605,947
Ford Motor Co. ........................................................ 397,496 3,935,210
Genuine Parts Co. ...................................................... 51,339 5,994,342
23,690,965
Consumer Staples (16.8%):
Altria Group, Inc. ....................................................... 173,484 9,071,478
Archer-Daniels-Midland Co. ............................................... 76,187 3,848,967
Bunge Global SA ....................................................... 69,468 5,401,832
Conagra Brands, Inc. .................................................... 256,945 7,130,224
Dollar General Corp. .................................................... 41,562 3,151,231
General Mills, Inc. ...................................................... 119,912 7,646,788
Hormel Foods Corp. ..................................................... 188,343 5,908,320
Kenvue, Inc. .......................................................... 278,408 5,944,011
Kimberly-Clark Corp. .................................................... 62,790 8,228,002
Molson Coors Beverage Co., Class B ......................................... 138,454 7,936,183
PepsiCo, Inc. .......................................................... 58,852 8,949,035
Philip Morris International, Inc. ............................................. 85,182 10,251,654
Target Corp. .......................................................... 35,088 4,743,196
The Campbell's Company ................................................. 165,380 6,926,114
The Clorox Co. ........................................................ 49,808 8,089,317
The Estee Lauder Cos., Inc. ............................................... 48,290 3,620,784
The Hershey Co. ....................................................... 41,777 7,074,935
The J.M. Smucker Co. ................................................... 66,834 7,359,760
The Kraft Heinz Co. ..................................................... 237,975 7,308,212
128,590,043
Electric Utilities (13.6%):
Alliant Energy Corp. .................................................... 162,632 9,618,057
American Electric Power Co., Inc. ........................................... 88,802 8,190,209
Duke Energy Corp. ...................................................... 95,714 10,312,226
Edison International ..................................................... 105,306 8,407,631
Entergy Corp. ......................................................... 155,588 11,796,682
Evergy, Inc. ........................................................... 163,838 10,084,229
Exelon Corp. .......................................................... 203,847 7,672,801
FirstEnergy Corp. ....................................................... 234,976 9,347,345
PPL Corp. ............................................................ 333,168 10,814,633
The Southern Co. ....................................................... 114,982 9,465,318
Xcel Energy, Inc. ....................................................... 119,912 8,096,458
103,805,589
Energy (12.5%):
Chevron Corp. ......................................................... 61,523 8,910,991
Coterra Energy, Inc. ..................................................... 316,428 8,081,571
Devon Energy Corp. ..................................................... 164,658 5,389,256
Diamondback Energy, Inc. ................................................ 35,165 5,761,082
EOG Resources, Inc. .................................................... 62,582 7,671,302
Exxon Mobil Corp. ..................................................... 78,166 8,408,317
Kinder Morgan, Inc. ..................................................... 483,943 13,260,038
ONEOK, Inc. .......................................................... 102,661 10,307,164
Ovintiv, Inc. .......................................................... 146,037 5,914,499
Phillips 66 Co. ......................................................... 49,410 5,629,281
The Williams Cos., Inc. .................................................. 209,697 11,348,802

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Valero Energy Corp. ..................................................... 40,683 $ 4,987,329
95,669,632
Financials (20.2%):
Ally Financial, Inc. ...................................................... 123,802 4,458,110
Blue Owl Capital, Inc. ................................................... 318,076 7,398,448
Citigroup, Inc. ......................................................... 111,075 7,818,569
Citizens Financial Group, Inc. .............................................. 130,889 5,727,703
CME Group, Inc. ....................................................... 45,757 10,626,148
Corebridge Financial, Inc. ................................................. 200,561 6,002,791
Fidelity National Financial, Inc. ............................................ 119,842 6,727,930
Fifth Third Bancorp ..................................................... 150,162 6,348,849
Huntington Bancshares, Inc. ............................................... 432,546 7,037,523
KeyCorp ............................................................. 302,285 5,181,165
M&T Bank Corp. ....................................................... 37,695 7,087,037
MetLife, Inc. .......................................................... 114,288 9,357,901
Morgan Stanley ........................................................ 71,075 8,935,549
Northern Trust Corp. .................................................... 80,908 8,293,070
Principal Financial Group, Inc. ............................................. 109,202 8,453,327
Prudential Financial, Inc. ................................................. 63,486 7,524,996
Regions Financial Corp. .................................................. 272,499 6,409,176
State Street Corp. ....................................................... 92,684 9,096,935
T. Rowe Price Group, Inc. ................................................. 68,918 7,793,937
The PNC Financial Services Group, Inc. ...................................... 38,019 7,331,964
U.S. Bancorp .......................................................... 140,199 6,705,718
154,316,846
Health Care (5.7%):
AbbVie, Inc. .......................................................... 44,784 7,958,117
Amgen, Inc. ........................................................... 20,020 5,218,013
CVS Health Corp. ...................................................... 93,328 4,189,494
Gilead Sciences, Inc. .................................................... 85,423 7,890,522
Johnson & Johnson ..................................................... 65,182 9,426,621
Medtronic PLC ........................................................ 106,515 8,508,418
43,191,185
Independent Power and Renewable Electricity Producers (0.5%):
The AES Corp. ........................................................ 276,308 3,556,084
Industrials (2.6%):
3M Co. .............................................................. 34,462 4,448,700
Paychex, Inc. .......................................................... 68,939 9,666,627
United Parcel Service, Inc., Class B .......................................... 47,675 6,011,817
20,127,144
Information Technology (4.7%):
Cisco Systems, Inc. ..................................................... 184,076 10,897,299
Corning, Inc. .......................................................... 146,539 6,963,533
HP, Inc. .............................................................. 150,347 4,905,823
International Business Machines Corp. ........................................ 36,889 8,109,309
Seagate Technology Holdings PLC .......................................... 55,038 4,750,330
35,626,294
Materials (3.5%):
Dow, Inc. ............................................................ 168,020 6,742,643
Eastman Chemical Co. ................................................... 75,747 6,917,216
International Paper Co.(a) ................................................. 117,677 6,333,376
LyondellBasell Industries NV, Class A ........................................ 94,716 7,034,557
27,027,792
Multi-Utilities (11.0%):
Ameren Corp. ......................................................... 101,840 9,078,018
CenterPoint Energy, Inc. .................................................. 298,500 9,471,405
CMS Energy Corp. ...................................................... 146,310 9,751,562
Consolidated Edison, Inc. ................................................. 98,954 8,829,665
Dominion Energy, Inc. ................................................... 130,675 7,038,156
DTE Energy Co. ....................................................... 72,158 8,713,078
NiSource, Inc. ......................................................... 314,040 11,544,110

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Sempra .............................................................. 117,114 $ 10,273,240
WEC Energy Group, Inc. ................................................. 96,420 9,067,337
83,766,571
Total Common Stocks (Cost $716,088,049) 759,124,988
Investment Companies (0.4%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.35% (b) ............ 2,940,321 2,940,321
Total Investment Companies (Cost $2,940,321) 2,940,321
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(b) ........ 466,593 466,593
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(b) ............ 466,593 466,593
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(b) ............... 466,593 466,593
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(b) . 466,593 466,593
Total Collateral for Securities Loaned (Cost $1,866,372) 1,866,372
Total Investments (Cost $720,894,742) — 100.0% 763,931,681
Liabilities in excess of other assets — (0.0)%(c) (119,708)
NET ASSETS - 100.00% $ 763,811,973
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2024.
(c) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 11 3/21/25 $ 3,351,217 $ 3,264,663 $ (86,554)
Total unrealized appreciation $ —
Total unrealized depreciation (86,554)
Total net unrealized appreciation (depreciation) $ (86,554)

Schedule of Portfolio Investments
December 31, 2024
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See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (2.6%):
Cable One, Inc. ........................................................ 172 $ 62,285
Cinemark Holdings, Inc. (a) ................................................ 2,877 89,129
Cogent Communications Holdings, Inc. ....................................... 1,097 84,546
Integral Ad Science Holding Corp. (a) ......................................... 3,444 35,955
Iridium Communications, Inc. .............................................. 2,789 80,937
Madison Square Garden Entertainment Corp. (a) ................................. 2,475 88,110
Madison Square Garden Sports Corp. (a) ....................................... 657 148,272
TEGNA, Inc. .......................................................... 6,643 121,501
TripAdvisor, Inc. (a) ..................................................... 3,359 49,612
United States Cellular Corp. (a) ............................................. 803 50,364
Warner Music Group Corp. , Class A ......................................... 3,198 99,138
Yelp, Inc. (a) ........................................................... 2,575 99,653
Ziff Davis, Inc. (a) ....................................................... 1,551 84,281
1,093,783
Consumer Discretionary (14.0%):
Abercrombie & Fitch Co. (a) ............................................... 305 45,588
Academy Sports & Outdoors, Inc. ........................................... 1,323 76,112
Acushnet Holdings Corp. ................................................. 1,402 99,654
Adient PLC (a) ......................................................... 3,208 55,274
Adtalem Global Education, Inc. (a) ........................................... 851 77,313
Advance Auto Parts, Inc. ................................................. 1,301 61,524
American Eagle Outfitters, Inc. ............................................. 3,491 58,195
Arhaus, Inc. ........................................................... 3,868 36,359
Asbury Automotive Group, Inc. (a) ........................................... 302 73,395
Atmus Filtration Technologies, Inc. .......................................... 2,299 90,075
Boot Barn Holdings, Inc. (a) ............................................... 451 68,471
Brinker International, Inc. (a) ............................................... 895 118,400
Brunswick Corp. ....................................................... 976 63,128
Carter's, Inc. .......................................................... 1,538 83,344
Carvana Co. (a) ......................................................... 197 40,062
Cava Group, Inc. (a) ..................................................... 411 46,361
Cavco Industries, Inc. (a) .................................................. 176 78,537
Century Communities, Inc. ................................................ 664 48,711
Champion Homes, Inc. (a) ................................................. 653 57,529
Chewy, Inc. , Class A (a) .................................................. 1,415 47,388
Columbia Sportswear Co. ................................................. 1,408 118,173
Dillard's, Inc. , Class A (b) ................................................. 193 83,326
Dorman Products, Inc. (a) ................................................. 716 92,758
Dream Finders Homes, Inc. , Class A (a) (b) ..................................... 1,309 30,460
Dutch Bros, Inc. , Class A (a) ............................................... 1,741 91,194
Fox Factory Holding Corp. (a) .............................................. 1,113 33,691
Frontdoor, Inc. (a) ....................................................... 1,744 95,345
GameStop Corp. , Class A (a) ............................................... 657 20,590
Garrett Motion, Inc. (a) ................................................... 8,607 77,721
Graham Holdings Co. , Class B ............................................. 124 108,118
Grand Canyon Education, Inc. (a) ............................................ 840 137,592
Green Brick Partners, Inc. (a) ............................................... 947 53,496
Group 1 Automotive, Inc. ................................................. 221 93,147
Harley-Davidson, Inc. ................................................... 1,819 54,807
Hilton Grand Vacations, Inc. (a) ............................................. 2,030 79,069
Installed Building Products, Inc. ............................................ 258 45,215
KB Home ............................................................ 869 57,111
Kohl's Corp. (b) ........................................................ 2,518 35,353
Kontoor Brands, Inc. .................................................... 1,102 94,122
Laureate Education, Inc. (a) ................................................ 6,384 116,763
La-Z-Boy, Inc. ......................................................... 1,770 77,119
LCI Industries ......................................................... 564 58,312
Levi Strauss & Co. , Class A ............................................... 3,528 61,034
LGI Homes, Inc. (a) ..................................................... 513 45,862
Life Time Group Holdings, Inc. (a) ........................................... 2,678 59,237
Lucky Strike Entertainment Corp. (b) ......................................... 4,632 46,366

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
M/I Homes, Inc. (a) ...................................................... 401 $ 53,313
Macy's, Inc. ........................................................... 3,721 62,997
Marriott Vacations Worldwide Corp. ......................................... 900 80,820
Mister Car Wash, Inc. (a) .................................................. 9,910 72,244
Modine Manufacturing Co. (a) .............................................. 380 44,053
Nordstrom, Inc. ........................................................ 2,585 62,428
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 770 84,492
OneSpaWorld Holdings Ltd. ............................................... 5,205 103,580
Patrick Industries, Inc. ................................................... 988 82,083
Phinia, Inc. ........................................................... 1,571 75,675
Polaris, Inc. ........................................................... 931 53,644
Red Rock Resorts, Inc. , Class A ............................................. 1,322 61,129
RH (a) ............................................................... 166 65,336
Shake Shack, Inc. , Class A (a) .............................................. 507 65,809
Signet Jewelers Ltd. ..................................................... 748 60,371
Sonic Automotive, Inc. , Class A ............................................ 1,087 68,861
Steven Madden Ltd. ..................................................... 2,321 98,689
Strategic Education, Inc. .................................................. 710 66,328
Stride, Inc. (a) .......................................................... 1,130 117,441
The Buckle, Inc. ........................................................ 1,868 94,913
The Cheesecake Factory, Inc. .............................................. 1,982 94,026
The Wendy's Co. ....................................................... 6,601 107,596
Topgolf Callaway Brands Corp. (a) ........................................... 5,977 46,979
Travel + Leisure Co. ..................................................... 1,867 94,190
Tri Pointe Homes, Inc. (a) ................................................. 1,802 65,341
United Parks & Resorts, Inc. (a) ............................................. 1,545 86,814
Upbound Group, Inc. .................................................... 2,438 71,116
Urban Outfitters, Inc. (a) .................................................. 1,845 101,254
Valvoline, Inc. (a) ....................................................... 2,297 83,106
Victoria's Secret & Co. (a) ................................................. 1,639 67,887
Visteon Corp. (a) ........................................................ 845 74,968
Winnebago Industries, Inc. ................................................ 1,299 62,066
Worthington Enterprises, Inc. .............................................. 1,755 70,393
YETI Holdings, Inc. (a) ................................................... 1,395 53,721
5,745,064
Consumer Staples (5.0%):
Cal-Maine Foods, Inc. ................................................... 1,380 142,030
Central Garden & Pet Co. , Class A (a) ........................................ 2,560 84,608
Edgewell Personal Care Co. ............................................... 2,881 96,802
Energizer Holdings, Inc. .................................................. 3,381 117,963
Flowers Foods, Inc. ..................................................... 5,946 122,844
Freshpet, Inc. (a) ........................................................ 520 77,017
Grocery Outlet Holding Corp. (a) ............................................ 3,447 53,808
Inter Parfums, Inc. ...................................................... 599 78,775
J & J Snack Foods Corp. .................................................. 526 81,598
Lancaster Colony Corp. .................................................. 564 97,651
MGP Ingredients, Inc. .................................................... 813 32,008
National Beverage Corp. .................................................. 1,794 76,550
PriceSmart, Inc. ........................................................ 1,247 114,936
Seaboard Corp. ........................................................ 37 89,897
Spectrum Brands Holdings, Inc. ............................................ 935 78,998
Sprouts Farmers Market, Inc. (a) ............................................ 749 95,175
The Andersons, Inc. ..................................................... 1,671 67,709
The Boston Beer Co., Inc. , Class A (a) ........................................ 239 71,695
The Chefs' Warehouse, Inc. (a) .............................................. 1,810 89,269
The Simply Good Foods Co. (a) ............................................. 3,055 119,084
Utz Brands, Inc. ........................................................ 4,948 77,486
WD-40 Co. ........................................................... 325 78,871
Weis Markets, Inc. ...................................................... 1,561 105,711
2,050,485
Energy (5.8%):
Archrock, Inc. ......................................................... 3,950 98,316
Atlas Energy Solutions, Inc. (b) ............................................. 3,280 72,750

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Cactus, Inc. , Class A ..................................................... 1,247 $ 72,775
California Resources Corp. ................................................ 1,279 66,367
CNX Resources Corp. (a) ................................................. 3,702 135,752
CONSOL Energy, Inc. ................................................... 640 68,275
Crescent Energy Co. , Class A .............................................. 5,553 81,129
CVR Energy, Inc. ....................................................... 2,995 56,126
Dorian LPG Ltd. ....................................................... 1,703 41,502
DT Midstream, Inc. ..................................................... 1,990 197,866
Excelerate Energy, Inc. , Class A ............................................ 3,643 110,201
Gulfport Energy Corp. (a) ................................................. 660 121,572
Helmerich & Payne, Inc. .................................................. 2,238 71,661
International Seaways, Inc. ................................................ 1,747 62,787
Kinetik Holdings, Inc. ................................................... 2,305 130,717
Kodiak Gas Services, Inc. ................................................. 2,871 117,223
Kosmos Energy Ltd. (a) ................................................... 12,811 43,814
Liberty Energy, Inc. ..................................................... 3,410 67,825
Magnolia Oil & Gas Corp. , Class A .......................................... 3,974 92,912
Northern Oil & Gas, Inc. .................................................. 2,182 81,083
Oceaneering International, Inc. (a) ........................................... 2,442 63,687
Patterson-UTI Energy, Inc. ................................................ 7,273 60,075
Peabody Energy Corp. ................................................... 3,438 71,992
SM Energy Co. ........................................................ 1,583 61,357
Talos Energy, Inc. (a) ..................................................... 5,536 53,755
Tidewater, Inc. (a) ....................................................... 614 33,592
Valaris Ltd. (a) ......................................................... 1,129 49,947
Viper Energy, Inc. ...................................................... 2,002 98,238
World Kinect Corp. ..................................................... 3,400 93,534
2,376,830
Financials (24.7%):
Affiliated Managers Group, Inc. ............................................ 650 120,198
Ameris Bancorp ........................................................ 1,389 86,910
Artisan Partners Asset Management, Inc. , Class A ................................ 2,125 91,481
Associated Banc-Corp. ................................................... 4,023 96,150
Assured Guaranty Ltd. ................................................... 1,338 120,433
Atlantic Union Bankshares Corp. ............................................ 2,146 81,290
Axis Capital Holdings Ltd. ................................................ 1,563 138,513
Axos Financial, Inc. (a) ................................................... 1,020 71,247
BancFirst Corp. ........................................................ 829 97,142
Bank of Hawaii Corp. .................................................... 1,271 90,546
Bank OZK ............................................................ 1,618 72,050
BankUnited, Inc. ....................................................... 1,811 69,126
Banner Corp. .......................................................... 1,444 96,416
BGC Group, Inc. , Class A ................................................. 7,419 67,216
BOK Financial Corp. .................................................... 954 101,553
Bread Financial Holdings, Inc. ............................................. 1,042 63,625
Cadence Bank ......................................................... 2,476 85,298
Cathay General Bancorp .................................................. 1,953 92,982
City Holding Co. ....................................................... 924 109,474
CNO Financial Group, Inc. ................................................ 3,003 111,742
Cohen & Steers, Inc. .................................................... 854 78,858
Columbia Banking System, Inc. ............................................ 2,349 63,446
Community Financial System, Inc. .......................................... 1,360 83,885
CVB Financial Corp. .................................................... 4,290 91,849
Donnelley Financial Solutions, Inc. (a) ........................................ 1,458 91,460
Eastern Bankshares, Inc. .................................................. 4,621 79,712
Enova International, Inc. (a) ................................................ 989 94,825
Enterprise Financial Services Corp. .......................................... 1,524 85,954
Euronet Worldwide, Inc. (a) ................................................ 966 99,343
EVERTEC, Inc. ........................................................ 2,602 89,847
FB Financial Corp. ...................................................... 1,676 86,331
Federal Agricultural Mortgage Corp. , Class C ................................... 419 82,522
Federated Hermes, Inc. ................................................... 3,837 157,739
First Bancorp .......................................................... 1,685 74,089

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
First Bancorp, Puerto Rico ................................................ 4,817 $ 89,548
First Commonwealth Financial Corp. ......................................... 5,197 87,933
First Financial Bancorp ................................................... 3,531 94,913
First Financial Bankshares, Inc. ............................................. 2,216 79,887
First Hawaiian, Inc. ..................................................... 4,256 110,443
First Interstate BancSystem, Inc. , Class A ...................................... 2,462 79,941
First Merchants Corp. .................................................... 2,229 88,915
FirstCash Holdings, Inc. .................................................. 802 83,087
FNB Corp. ............................................................ 6,854 101,302
Fulton Financial Corp. ................................................... 4,506 86,876
Genworth Financial, Inc. (a) ................................................ 15,415 107,751
Glacier Bancorp, Inc. .................................................... 1,473 73,974
Goosehead Insurance, Inc. , Class A (a) ........................................ 544 58,328
Hamilton Lane, Inc. , Class A ............................................... 578 85,573
Hancock Whitney Corp. .................................................. 1,596 87,333
Hilltop Holdings, Inc. .................................................... 2,993 85,690
Home Bancshares, Inc. ................................................... 3,650 103,295
Independent Bank Corp. .................................................. 1,196 76,771
International Bancshares Corp. ............................................. 1,499 94,677
Jackson Financial, Inc. , Class A ............................................. 793 69,054
Kemper Corp. ......................................................... 1,419 94,278
Lakeland Financial Corp. ................................................. 1,154 79,349
Lazard, Inc. ........................................................... 1,623 83,552
Lincoln National Corp. ................................................... 2,404 76,231
Live Oak Bancshares, Inc. ................................................ 1,365 53,986
Merchants Bancorp ..................................................... 1,410 51,423
Mercury General Corp. ................................................... 1,308 86,956
MGIC Investment Corp. .................................................. 4,593 108,900
Moelis & Co. , Class A ................................................... 1,208 89,247
Mr. Cooper Group, Inc. (a) ................................................. 1,079 103,595
National Bank Holdings Corp. , Class A ....................................... 2,117 91,158
Navient Corp. ......................................................... 5,628 74,796
NBT Bancorp, Inc. ...................................................... 1,700 81,192
Nelnet, Inc. , Class A ..................................................... 941 100,508
NMI Holdings, Inc. (a) ................................................... 2,899 106,567
Northwest Bancshares, Inc. ................................................ 7,273 95,931
OFG Bancorp ......................................................... 2,181 92,300
Old National Bancorp .................................................... 4,763 103,381
Palomar Holdings, Inc. (a) ................................................. 671 70,851
Park National Corp. ..................................................... 485 83,144
Pathward Financial, Inc. .................................................. 1,541 113,387
Paymentus Holdings, Inc. , Class A (a) ........................................ 2,172 70,959
Payoneer Global, Inc. (a) .................................................. 7,071 70,993
PennyMac Financial Services, Inc. .......................................... 780 79,669
Piper Sandler Cos. ...................................................... 337 101,083
PJT Partners, Inc. , Class A ................................................ 833 131,456
PROG Holdings, Inc. .................................................... 1,276 53,924
Provident Financial Services, Inc. ........................................... 3,838 72,423
Radian Group, Inc. ...................................................... 2,930 92,940
Renasant Corp. ........................................................ 2,480 88,660
Rocket Cos., Inc. , Class A (a) ............................................... 2,556 28,781
Ryan Specialty Holdings, Inc. .............................................. 1,456 93,417
S&T Bancorp, Inc. ...................................................... 1,900 72,618
Seacoast Banking Corp. of Florida ........................................... 2,946 81,103
ServisFirst Bancshares, Inc. ............................................... 790 66,945
Shift4 Payments, Inc. , Class A (a) ............................................ 690 71,608
Simmons First National Corp. , Class A ....................................... 3,709 82,266
SiriusPoint Ltd. (a) ...................................................... 6,644 108,895
SLM Corp. ........................................................... 4,557 125,682
StepStone Group, Inc. , Class A ............................................. 1,353 78,312
Stewart Information Services Corp. .......................................... 1,371 92,529
Stock Yards Bancorp, Inc. ................................................. 1,202 86,075
StoneX Group, Inc. (a) ................................................... 1,209 118,446
Synovus Financial Corp. .................................................. 1,714 87,808

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Texas Capital Bancshares, Inc. (a) ........................................... 1,230 $ 96,186
The Bancorp, Inc. (a) ..................................................... 1,260 66,314
The Hanover Insurance Group, Inc. .......................................... 893 138,111
The Western Union Co. ................................................... 9,371 99,333
Towne Bank .......................................................... 2,779 94,653
Triumph Financial, Inc. (a) ................................................. 820 74,522
UMB Financial Corp. .................................................... 841 94,915
United Bankshares, Inc. .................................................. 2,353 88,355
United Community Banks, Inc. ............................................. 2,841 91,793
Valley National Bancorp .................................................. 6,757 61,218
Victory Capital Holdings, Inc. , Class A (c) ..................................... 1,612 105,522
Virtu Financial, Inc. , Class A ............................................... 2,252 80,351
WaFd, Inc. ............................................................ 2,257 72,766
Walker & Dunlop, Inc. ................................................... 771 74,949
WesBanco, Inc. ........................................................ 2,651 86,264
White Mountains Insurance Group Ltd. ....................................... 60 116,704
WSFS Financial Corp. ................................................... 1,480 78,632
10,186,455
Health Care (6.2%):
ACADIA Pharmaceuticals, Inc. (a) ........................................... 2,528 46,389
Addus HomeCare Corp. (a) ................................................ 702 87,996
ADMA Biologics, Inc. (a) ................................................. 2,474 42,429
Alkermes PLC (a) ....................................................... 2,628 75,581
AMN Healthcare Services, Inc. (a) ........................................... 1,022 24,446
Amphastar Pharmaceuticals, Inc. (a) .......................................... 1,358 50,423
Astrana Health, Inc. (a) ................................................... 1,296 40,863
Catalyst Pharmaceuticals, Inc. (a) ............................................ 2,810 58,645
Concentra Group Holdings Parent, Inc. ....................................... 1,626 32,162
CONMED Corp. ....................................................... 879 60,159
Corcept Therapeutics, Inc. (a) .............................................. 1,288 64,902
CorVel Corp. (a) ........................................................ 825 91,789
Doximity, Inc. , Class A (a) ................................................. 1,204 64,282
Haemonetics Corp. (a) .................................................... 1,175 91,744
Halozyme Therapeutics, Inc. (a) ............................................. 1,219 58,280
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,870 64,347
Hims & Hers Health, Inc. (a) ............................................... 2,232 53,970
Integer Holdings Corp. (a) ................................................. 717 95,017
Krystal Biotech, Inc. (a) ................................................... 214 33,525
Lantheus Holdings, Inc. (a) ................................................ 348 31,132
LeMaitre Vascular, Inc. ................................................... 828 76,292
Ligand Pharmaceuticals, Inc. (a) ............................................. 551 59,040
MannKind Corp. (a) ..................................................... 7,778 50,013
Merit Medical Systems, Inc. (a) ............................................. 1,239 119,836
National HealthCare Corp. ................................................ 732 78,734
Option Care Health, Inc. (a) ................................................ 2,986 69,275
Organon & Co. ........................................................ 2,825 42,149
Patterson Cos., Inc. ..................................................... 3,644 112,454
Premier, Inc. , Class A .................................................... 5,654 119,865
Prestige Consumer Healthcare, Inc. (a) ........................................ 1,483 115,807
Privia Health Group, Inc. (a) ............................................... 2,952 57,712
Progyny, Inc. (a) ........................................................ 2,344 40,434
Protagonist Therapeutics, Inc. (a) ............................................ 1,150 44,390
RadNet, Inc. (a) ........................................................ 991 69,211
Select Medical Holdings Corp. ............................................. 2,015 37,983
Sotera Health Co. (a) ..................................................... 4,270 58,414
Supernus Pharmaceuticals, Inc. (a) ........................................... 2,012 72,754
TG Therapeutics, Inc. (a) .................................................. 1,601 48,190
TransMedics Group, Inc. (a) ................................................ 267 16,647
UFP Technologies, Inc. (a) ................................................. 161 39,366
Vericel Corp. (a) ........................................................ 1,219 66,935
2,563,582
Industrials (20.0%):
AAR Corp. (a) ......................................................... 1,209 74,088

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
ABM Industries, Inc. .................................................... 1,412 $ 72,266
AeroVironment, Inc. (a) ................................................... 259 39,858
Air Lease Corp. ........................................................ 1,779 85,766
Alamo Group, Inc. ...................................................... 516 95,930
Alaska Air Group, Inc. (a) ................................................. 2,280 147,630
Albany International Corp. ................................................ 1,008 80,610
Allison Transmission Holdings, Inc. ......................................... 1,004 108,492
ArcBest Corp. ......................................................... 553 51,606
Arcosa, Inc. ........................................................... 880 85,131
Armstrong World Industries, Inc. ............................................ 818 115,608
ASGN, Inc. (a) ......................................................... 956 79,673
AZZ, Inc. ............................................................ 902 73,892
Blue Bird Corp. (a) ...................................................... 968 37,394
Boise Cascade Co. ...................................................... 499 59,311
Brady Corp. , Class A .................................................... 1,603 118,382
Casella Waste Systems, Inc. (a) ............................................. 1,168 123,586
CBIZ, Inc. (a) .......................................................... 1,060 86,740
Chart Industries, Inc. (a) .................................................. 423 80,725
Cimpress PLC (a) ....................................................... 589 42,243
Construction Partners, Inc. , Class A (a) ........................................ 1,068 94,475
CSW Industrials, Inc. .................................................... 288 101,606
Dycom Industries, Inc. (a) ................................................. 469 81,634
Enerpac Tool Group Corp. ................................................ 2,866 117,764
EnerSys .............................................................. 919 84,943
Enpro, Inc. ........................................................... 470 81,052
Esab Corp. ............................................................ 987 118,381
ESCO Technologies, Inc. ................................................. 800 106,568
Everus Construction Group, Inc. (a) .......................................... 1,318 86,659
ExlService Holdings, Inc. (a) ............................................... 2,759 122,444
Exponent, Inc. ......................................................... 670 59,697
Federal Signal Corp. ..................................................... 1,007 93,037
First Advantage Corp. (a) .................................................. 5,764 107,960
Flowserve Corp. ........................................................ 2,410 138,623
Franklin Electric Co., Inc. ................................................. 1,096 106,805
GATX Corp. .......................................................... 788 122,108
Gibraltar Industries, Inc. (a) ................................................ 1,060 62,434
GMS, Inc. (a) .......................................................... 1,008 85,509
Granite Construction, Inc. ................................................. 1,490 130,688
Griffon Corp. .......................................................... 913 65,070
H&E Equipment Services, Inc. ............................................. 1,259 61,641
Hayward Holdings, Inc. (a) ................................................ 4,581 70,043
Herc Holdings, Inc. ..................................................... 448 84,820
Hillman Solutions Corp. (a) ................................................ 7,891 76,858
HNI Corp. ............................................................ 1,860 93,688
Hub Group, Inc. , Class A ................................................. 2,080 92,685
Huron Consulting Group, Inc. (a) ............................................ 816 101,396
ICF International, Inc. ................................................... 605 72,122
IES Holdings, Inc. (a) .................................................... 246 49,436
Insperity, Inc. .......................................................... 892 69,139
JBT Marel Corp. ....................................................... 911 115,788
Kadant, Inc. ........................................................... 253 87,282
Kennametal, Inc. ....................................................... 3,848 92,429
Kirby Corp. (a) ......................................................... 797 84,323
Korn Ferry ........................................................... 1,333 89,911
Kratos Defense & Security Solutions, Inc. (a) ................................... 2,929 77,267
Leonardo DRS, Inc. (a) ................................................... 3,092 99,903
ManpowerGroup, Inc. ................................................... 1,398 80,693
MasTec, Inc. (a) ........................................................ 556 75,694
Masterbrand, Inc. (a) ..................................................... 4,311 62,984
Matson, Inc. .......................................................... 662 89,264
Maximus, Inc. ......................................................... 1,328 99,135
MDU Resources Group, Inc. ............................................... 5,275 95,055
MillerKnoll, Inc. ....................................................... 2,227 50,308
Moog, Inc. , Class A ..................................................... 454 89,365

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
MSC Industrial Direct Co., Inc. ............................................. 1,273 $ 95,080
Mueller Industries, Inc. ................................................... 1,265 100,390
Mueller Water Products, Inc. , Class A ........................................ 4,088 91,980
MYR Group, Inc. (a) ..................................................... 569 84,650
OPENLANE, Inc. (a) .................................................... 6,209 123,187
Powell Industries, Inc. ................................................... 167 37,016
Primoris Services Corp. .................................................. 1,320 100,848
Resideo Technologies, Inc. (a) .............................................. 3,167 72,999
REV Group, Inc. ....................................................... 1,678 53,478
Rush Enterprises, Inc. , Class A ............................................. 1,546 84,705
Ryder System, Inc. ...................................................... 648 101,645
Schneider National, Inc. , Class B ............................................ 3,783 110,766
SkyWest, Inc. (a) ........................................................ 983 98,428
SPX Technologies, Inc. (a) ................................................. 522 75,961
Standex International Corp. ................................................ 489 91,438
Sterling Infrastructure, Inc. (a) .............................................. 420 70,749
Tecnoglass, Inc. ........................................................ 867 68,770
Tennant Co. ........................................................... 1,033 84,220
Terex Corp. ........................................................... 1,141 52,737
The Brink's Co. ........................................................ 960 89,059
Trinity Industries, Inc. ................................................... 2,223 78,027
UniFirst Corp. ......................................................... 468 80,070
Valmont Industries, Inc. .................................................. 288 88,321
Verra Mobility Corp. (a) .................................................. 3,421 82,720
Vestis Corp. ........................................................... 2,839 43,266
Vicor Corp. (a) ......................................................... 1,284 62,043
VSE Corp. ............................................................ 826 78,553
Watts Water Technologies, Inc. , Class A ....................................... 543 110,392
Werner Enterprises, Inc. .................................................. 2,830 101,654
Zurn Elkay Water Solutions Corp. ........................................... 3,340 124,582
8,225,351
Information Technology (9.5%):
ACI Worldwide, Inc. (a) .................................................. 1,940 100,705
Advanced Energy Industries, Inc. ........................................... 697 80,594
Agilysys, Inc. (a) ....................................................... 610 80,343
Alarm.com Holdings, Inc. (a) ............................................... 1,638 99,590
Allegro MicroSystems, Inc. (a) .............................................. 2,155 47,108
Altair Engineering, Inc. , Class A (a) .......................................... 826 90,125
Appfolio, Inc. , Class A (a) ................................................. 234 57,732
Avnet, Inc. ............................................................ 2,070 108,302
Axcelis Technologies, Inc. (a) .............................................. 461 32,210
Badger Meter, Inc. ...................................................... 413 87,606
Belden, Inc. ........................................................... 731 82,318
Blackbaud, Inc. (a) ...................................................... 1,116 82,495
BlackLine, Inc. (a) ...................................................... 1,334 81,054
Box, Inc. , Class A (a) .................................................... 2,723 86,047
Calix, Inc. (a) .......................................................... 1,583 55,199
Cirrus Logic, Inc. (a) ..................................................... 460 45,807
Clear Secure, Inc. , Class A ................................................ 1,846 49,177
Commvault Systems, Inc. (a) ............................................... 447 67,457
Crane NXT Co. ........................................................ 1,583 92,162
Diebold Nixdorf, Inc. (a) .................................................. 1,346 57,932
DigitalOcean Holdings, Inc. (a) ............................................. 1,409 48,005
Diodes, Inc. (a) ......................................................... 891 54,948
Dolby Laboratories, Inc. , Class A ........................................... 1,839 143,626
DXC Technology Co. (a) .................................................. 2,966 59,261
ePlus, Inc. (a) .......................................................... 781 57,700
FormFactor, Inc. (a) ..................................................... 1,030 45,320
Harmonic, Inc. (a) ....................................................... 3,720 49,216
Impinj, Inc. (a) ......................................................... 266 38,639
InterDigital, Inc. ....................................................... 701 135,798
IPG Photonics Corp. (a) ................................................... 1,111 80,792
Itron, Inc. (a) .......................................................... 610 66,234

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
LiveRamp Holdings, Inc. (a) ............................................... 2,436 $ 73,981
MARA Holdings, Inc. (a) .................................................. 1,421 23,830
N-able, Inc. (a) ......................................................... 8,299 77,513
Napco Security Technologies, Inc. ........................................... 1,247 44,343
OSI Systems, Inc. (a) ..................................................... 618 103,472
PC Connection, Inc. ..................................................... 1,316 91,159
Pegasystems, Inc. ....................................................... 685 63,842
Plexus Corp. (a) ........................................................ 671 104,998
Power Integrations, Inc. .................................................. 1,024 63,181
Progress Software Corp. .................................................. 1,806 117,661
Riot Platforms, Inc. (a) (b) ................................................. 3,814 38,941
Rogers Corp. (a) ........................................................ 771 78,341
Sanmina Corp. (a) ....................................................... 818 61,898
SolarWinds Corp. ....................................................... 6,019 85,771
Sprinklr, Inc. , Class A (a) .................................................. 8,102 68,462
Synaptics, Inc. (a) ....................................................... 810 61,819
Teradata Corp. (a) ....................................................... 2,139 66,630
TTM Technologies, Inc. (a) ................................................ 3,668 90,783
Veeco Instruments, Inc. (a) ................................................. 1,730 46,364
Verint Systems, Inc. (a) ................................................... 1,849 50,755
Vertex, Inc. , Class A (a) ................................................... 1,303 69,515
Vishay Intertechnology, Inc. ............................................... 4,387 74,316
Vontier Corp. .......................................................... 2,761 100,694
3,921,771
Materials (6.0%):
Alpha Metallurgical Resources, Inc. (a) ........................................ 193 38,623
Ashland, Inc. .......................................................... 985 70,388
ATI, Inc. (a) ........................................................... 1,076 59,223
Avient Corp. .......................................................... 1,743 71,219
Balchem Corp. ......................................................... 631 102,850
Cabot Corp. ........................................................... 738 67,387
Carpenter Technology Corp. ............................................... 440 74,672
Element Solutions, Inc. ................................................... 3,427 87,149
Greif, Inc. , Class A ...................................................... 1,731 105,799
H.B. Fuller Co. ........................................................ 1,432 96,631
Hawkins, Inc. ......................................................... 529 64,892
Innospec, Inc. ......................................................... 850 93,551
Knife River Corp. (a) .................................................... 1,056 107,332
Louisiana-Pacific Corp. .................................................. 714 73,935
Materion Corp. ........................................................ 603 59,625
Minerals Technologies, Inc. ................................................ 1,352 103,036
NewMarket Corp. ...................................................... 212 112,010
Pactiv Evergreen, Inc. .................................................... 5,081 88,765
Quaker Chemical Corp. .................................................. 584 82,204
Sealed Air Corp. ....................................................... 2,405 81,361
Sensient Technologies Corp. ............................................... 1,376 98,054
Silgan Holdings, Inc. .................................................... 2,293 119,351
Sonoco Products Co. .................................................... 2,289 111,818
Stepan Co. ............................................................ 1,205 77,963
Summit Materials, Inc. , Class A (a) .......................................... 2,089 105,703
Sylvamo Corp. ......................................................... 758 59,897
The Chemours Co. ...................................................... 2,185 36,926
United States Lime & Minerals, Inc. ......................................... 883 117,209
Warrior Met Coal, Inc. ................................................... 928 50,335
Worthington Steel, Inc. ................................................... 1,330 42,321
2,460,229
Real Estate (0.3%):
Newmark Group, Inc. , Class A ............................................. 4,999 64,037
The St. Joe Co. ........................................................ 1,544 69,372
133,409
Utilities (5.6%):
American States Water Co. ................................................ 1,529 118,834

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Avista Corp. .......................................................... 3,119 $ 114,249
Black Hills Corp. ....................................................... 2,126 124,414
California Water Service Group ............................................. 2,083 94,422
Chesapeake Utilities Corp. ................................................ 992 120,379
Clearway Energy, Inc. , Class C ............................................. 2,909 75,634
IDACORP, Inc. ........................................................ 1,410 154,085
MGE Energy, Inc. ...................................................... 980 92,081
National Fuel Gas Co. ................................................... 2,238 135,802
New Jersey Resources Corp. ............................................... 2,922 136,311
Northwestern Energy Group, Inc. ........................................... 2,415 129,106
ONE Gas, Inc. ......................................................... 1,705 118,071
Ormat Technologies, Inc. ................................................. 1,231 83,363
Otter Tail Corp. ........................................................ 1,088 80,338
Portland General Electric Co. .............................................. 2,819 122,965
SJW Group ........................................................... 1,947 95,831
Southwest Gas Holdings, Inc. .............................................. 1,481 104,722
Spire, Inc. ............................................................ 2,147 145,631
TXNM Energy, Inc. ..................................................... 3,032 149,083
UGI Corp. ............................................................ 3,292 92,933
2,288,254
Total Common Stocks (Cost $38,041,598) 41,045,213
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .35% (d) ............ 65,188 65,188
Total Investment Companies (Cost $65,188) 65,188
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (d) ........ 71,607 71,607
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (d) ............ 71,607 71,607
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (d) ............... 71,607 71,607
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (d) . 71,607 71,607
Total Collateral for Securities Loaned (Cost $286,428) 286,428
Total Investments (Cost $38,393,214) — 100.6% 41,396,829
Liabilities in excess of other assets — (0.6)% (244,612)
NET ASSETS - 100.00% $ 41,152,217
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 1 3/21/25 $ 118,699 $ 112,490 $ (6,209)
Total unrealized appreciation $ —
Total unrealized depreciation (6,209)
Total net unrealized appreciation (depreciation) $ (6,209)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares THB Mid Cap ETF
68
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.8%)
Aerospace & Defense (5.3%):
Curtiss-Wright Corp. .................................................... 5,410 $ 1,919,847
HEICO Corp. .......................................................... 10,705 2,545,006
4,464,853
Building Products (5.8%):
Carlisle Cos., Inc. ....................................................... 7,984 2,944,819
Simpson Manufacturing Co., Inc. ........................................... 11,923 1,977,191
4,922,010
Commercial Services & Supplies (2.5%):
Rollins, Inc. ........................................................... 44,825 2,077,639
Construction & Engineering (3.7%):
EMCOR Group, Inc. .................................................... 6,838 3,103,768
Consumer Discretionary (11.4%):
D.R. Horton, Inc. ....................................................... 21,943 3,068,070
NVR, Inc.(a) .......................................................... 433 3,541,464
Pool Corp. ............................................................ 9,017 3,074,256
9,683,790
Consumer Staples (7.6%):
Casey's General Stores, Inc. ............................................... 7,634 3,024,820
Ingredion, Inc. ......................................................... 24,748 3,404,335
6,429,155
Financials (11.9%):
Brown & Brown, Inc. .................................................... 33,932 3,461,743
Cboe Global Markets, Inc. ................................................ 13,994 2,734,428
Houlihan Lokey, Inc. .................................................... 22,448 3,898,319
10,094,490
Ground Transportation (2.4%):
Old Dominion Freight Line, Inc. ............................................ 11,456 2,020,838
Health Care (9.7%):
Chemed Corp. ......................................................... 5,372 2,846,086
Hologic, Inc.(a) ........................................................ 34,420 2,481,338
West Pharmaceutical Services, Inc. .......................................... 8,727 2,858,616
8,186,040
Information Technology (12.1%):
Keysight Technologies, Inc.(a) ............................................. 22,690 3,644,695
PTC, Inc.(a) ........................................................... 17,412 3,201,544
Teledyne Technologies, Inc.(a) ............................................. 7,262 3,370,512
10,216,751
Machinery (11.7%):
Graco, Inc. ........................................................... 31,880 2,687,165
Lincoln Electric Holdings, Inc. ............................................. 10,659 1,998,243
Westinghouse Air Brake Technologies Corp. .................................... 18,814 3,566,947
Xylem, Inc. ........................................................... 14,704 1,705,958
9,958,313
Materials (7.2%):
CF Industries Holdings, Inc. ............................................... 37,244 3,177,658
NewMarket Corp. ...................................................... 5,503 2,907,510
6,085,168
Professional Services (2.7%):
CACI International, Inc., Class A(a) ......................................... 5,755 2,325,365
Trading Companies & Distributors (5.8%):
Fastenal Co. ........................................................... 44,740 3,217,253
Watsco, Inc. ........................................................... 3,483 1,650,559
4,867,812
Total Common Stocks (Cost $83,749,602) 84,435,992

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Value
Total Investments (Cost $83,749,602) — 99.8% $ 84,435,992
Other assets in excess of liabilities — 0.2% 146,806
NET ASSETS - 100.00% $ 84,582,798
(a) Non-income producing security.

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares Free Cash Flow ETF
70
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.6%)
Biotechnology (8.8%):
Amgen, Inc. ........................................................... 155,393 $ 40,501,631
BioMarin Pharmaceutical, Inc.(a) ........................................... 205,557 13,511,262
Gilead Sciences, Inc. .................................................... 494,120 45,641,864
Regeneron Pharmaceuticals, Inc.(a) .......................................... 40,244 28,667,009
United Therapeutics Corp.(a) .............................................. 57,958 20,449,901
148,771,667
Communication Services (2.0%):
Fox Corp., Class A ...................................................... 700,160 34,013,773
Consumer Discretionary (20.8%):
Airbnb, Inc., Class A(a) .................................................. 268,729 35,313,678
Aptiv PLC(a) .......................................................... 448,112 27,101,814
D.R. Horton, Inc. ....................................................... 270,825 37,866,751
Expedia Group, Inc.(a) ................................................... 238,656 44,468,772
General Motors Co. ..................................................... 1,049,562 55,910,168
Lennar Corp., Class A .................................................... 228,124 31,109,270
NVR, Inc.(a) .......................................................... 3,060 25,027,434
PulteGroup, Inc. ........................................................ 314,631 34,263,316
Tapestry, Inc.(b) ........................................................ 473,794 30,952,962
Toll Brothers, Inc. ...................................................... 232,815 29,323,049
351,337,214
Energy (23.0%):
Chevron Corp. ......................................................... 370,505 53,663,944
ConocoPhillips Co. ..................................................... 440,153 43,649,973
Coterra Energy, Inc. ..................................................... 1,108,492 28,310,886
Devon Energy Corp. ..................................................... 1,109,098 36,300,777
Diamondback Energy, Inc. ................................................ 248,431 40,700,451
EOG Resources, Inc. .................................................... 289,410 35,475,878
Exxon Mobil Corp. ..................................................... 509,450 54,801,536
Halliburton Co. ........................................................ 1,048,480 28,508,171
Schlumberger NV ...................................................... 786,049 30,137,119
Valero Energy Corp. ..................................................... 307,407 37,685,024
389,233,759
Health Care Providers & Services (15.6%):
Cardinal Health, Inc. .................................................... 199,930 23,645,721
Cencora, Inc. .......................................................... 98,893 22,219,279
Centene Corp.(a) ....................................................... 431,360 26,131,789
Elevance Health, Inc. .................................................... 105,040 38,749,256
Humana, Inc. .......................................................... 94,803 24,052,469
McKesson Corp. ....................................................... 48,746 27,780,833
Molina Healthcare, Inc.(a) ................................................ 88,981 25,897,920
Tenet Healthcare Corp.(a) ................................................. 194,878 24,599,450
The Cigna Group ....................................................... 181,832 50,211,089
263,287,806
Industrials (8.1%):
Delta Air Lines, Inc. ..................................................... 549,298 33,232,529
Owens Corning ........................................................ 129,514 22,058,825
PACCAR, Inc. ......................................................... 307,372 31,972,835
Snap-on, Inc. .......................................................... 68,715 23,327,368
SS&C Technologies Holdings, Inc. .......................................... 333,929 25,305,140
135,896,697
Information Technology (11.7%):
F5, Inc.(a) ............................................................ 82,002 20,621,043
Jabil, Inc. ............................................................ 204,486 29,425,535
NetApp, Inc. .......................................................... 201,325 23,369,806
ON Semiconductor Corp.(a) ............................................... 392,695 24,759,420
QUALCOMM, Inc. ..................................................... 398,194 61,170,562
Zoom Communications, Inc.(a) ............................................. 463,250 37,805,833
197,152,199

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VictoryShares Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Materials (1.6%):
Newmont Corp. ........................................................ 742,168 $ 27,623,493
Pharmaceuticals (6.0%):
Merck & Co., Inc. ...................................................... 586,200 58,315,176
Pfizer, Inc. ............................................................ 1,644,042 43,616,434
101,931,610
Utilities (2.0%):
NRG Energy, Inc. ....................................................... 371,899 33,552,728
Total Common Stocks (Cost $1,709,857,797) 1,682,800,946
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(d) ........ 1,646 1,646
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(d) ............ 1,646 1,646
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(d) ............... 1,646 1,646
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(d) . 1,646 1,646
Total Collateral for Securities Loaned (Cost $6,584) 6,584
Total Investments (Cost $1,709,864,381) — 99.6% 1,682,807,530
Other assets in excess of liabilities — 0.4% 6,159,524
NET ASSETS - 100.00% $ 1,688,967,054
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 14 3/21/25 $ 4,205,130 $ 4,155,025 $ (50,105)
Total unrealized appreciation $ —
Total unrealized depreciation (50,105)
Total net unrealized appreciation (depreciation) $ (50,105)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
72
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (7.2%):
Advantage Solutions, Inc.(a) ............................................... 37,930 $ 110,756
Cars.com, Inc.(a) ....................................................... 47,292 819,570
EverQuote, Inc., Class A(a) ................................................ 34,553 690,714
Getty Images Holdings, Inc.(a) ............................................. 55,613 120,124
Gogo, Inc.(a) .......................................................... 55,376 447,992
Magnite, Inc.(a) ........................................................ 45,260 720,539
Match Group, Inc.(a) .................................................... 59,169 1,935,418
MediaAlpha, Inc., Class A(a) .............................................. 49,012 553,345
Nexstar Media Group, Inc. ................................................ 10,744 1,697,230
PubMatic, Inc., Class A(a) ................................................ 15,843 232,734
Shutterstock, Inc. ....................................................... 17,549 532,612
Spok Holdings, Inc. ..................................................... 4,494 72,129
Stagwell, Inc.(a) ........................................................ 25,551 168,126
TripAdvisor, Inc.(a) ..................................................... 96,832 1,430,209
Vivid Seats, Inc., Class A(a) ............................................... 76,808 355,621
Yelp, Inc.(a) ........................................................... 48,206 1,865,572
ZoomInfo Technologies, Inc.(a) ............................................. 111,029 1,166,915
12,919,606
Consumer Discretionary (19.0%):
Abercrombie & Fitch Co.(a) ............................................... 9,438 1,410,698
Academy Sports & Outdoors, Inc. ........................................... 20,544 1,181,896
Adtalem Global Education, Inc.(a) ........................................... 9,801 890,421
American Eagle Outfitters, Inc. ............................................. 57,252 954,391
American Public Education, Inc.(a) .......................................... 6,070 130,930
BorgWarner, Inc. ....................................................... 39,441 1,253,829
Caleres, Inc. .......................................................... 37,536 869,334
Coursera, Inc.(a) ....................................................... 90,897 772,624
Crocs, Inc.(a) .......................................................... 17,381 1,903,741
Dillard's, Inc., Class A(b) ................................................. 4,717 2,036,518
Etsy, Inc.(a) ........................................................... 24,176 1,278,669
European Wax Center, Inc., Class A(a) ........................................ 33,318 222,231
Everi Holdings, Inc.(a) ................................................... 80,762 1,091,095
Figs, Inc., Class A(a) .................................................... 80,196 496,413
Gentex Corp. .......................................................... 31,289 898,933
GigaCloud Technology, Inc., Class A(a)(b) ..................................... 67,333 1,247,007
H&R Block, Inc. ....................................................... 26,178 1,383,245
J. Jill, Inc. ............................................................ 6,738 186,103
JAKKS Pacific, Inc.(a) ................................................... 6,913 194,601
KB Home ............................................................ 13,562 891,295
Laureate Education, Inc.(a) ................................................ 34,493 630,877
LCI Industries ......................................................... 8,564 885,432
Lear Corp. ............................................................ 13,376 1,266,707
LKQ Corp. ........................................................... 34,165 1,255,564
Mattel, Inc.(a) ......................................................... 57,027 1,011,089
Meritage Homes Corp. ................................................... 5,977 919,382
Monarch Casino & Resort, Inc. ............................................. 5,436 428,900
Movado Group, Inc. ..................................................... 20,609 405,585
OneSpaWorld Holdings Ltd. ............................................... 24,333 484,227
Oxford Industries, Inc. ................................................... 9,007 709,571
Phinia, Inc. ........................................................... 16,038 772,550
RCI Hospitality Holdings, Inc. ............................................. 3,028 174,019
Rocky Brands, Inc. ...................................................... 1,757 40,060
Signet Jewelers Ltd. ..................................................... 18,766 1,514,604
Smith Douglas Homes Corp.(a) ............................................. 6,935 177,813
Steven Madden Ltd. ..................................................... 19,530 830,416
Target Hospitality Corp.(a) ................................................ 34,801 336,352
Taylor Morrison Home Corp.(a) ............................................ 24,646 1,508,582
Tri Pointe Homes, Inc.(a) ................................................. 44,647 1,618,900
34,264,604
Consumer Staples (2.5%):
Cal-Maine Foods, Inc. ................................................... 10,634 1,094,451

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Ingles Markets, Inc., Class A ............................................... 7,315 $ 471,379
Ingredion, Inc. ......................................................... 9,258 1,273,530
Maplebear, Inc.(a) ...................................................... 34,172 1,415,404
Weis Markets, Inc. ...................................................... 4,466 302,438
4,557,202
Energy Equipment & Services (6.1%):
ChampionX Corp. ...................................................... 40,622 1,104,512
DMC Global, Inc.(a) .................................................... 11,452 84,172
Energy Services of America Corp. ........................................... 3,833 48,372
Expro Group Holdings NV(a) .............................................. 53,234 663,828
Helix Energy Solutions Group, Inc.(a) ........................................ 109,728 1,022,665
Innovex International, Inc.(a) .............................................. 41,684 582,326
Liberty Energy, Inc. ..................................................... 43,976 874,683
NOV, Inc. ............................................................ 94,472 1,379,291
Patterson-UTI Energy, Inc. ................................................ 211,278 1,745,156
RPC, Inc. ............................................................ 98,736 586,492
Tidewater, Inc.(a) ....................................................... 31,646 1,731,353
Weatherford International PLC ............................................. 17,625 1,262,479
11,085,329
Financials (2.0%):
I3 Verticals, Inc., Class A(a) ............................................... 21,328 491,397
OppFi, Inc. ........................................................... 34,500 264,270
Oscar Health, Inc., Class A(a) .............................................. 209,480 2,815,411
3,571,078
Health Care (12.1%):
ACADIA Pharmaceuticals, Inc.(a) ........................................... 50,104 919,408
Amneal Pharmaceuticals, Inc.(a) ............................................ 86,504 685,112
Amphastar Pharmaceuticals, Inc.(a) .......................................... 19,519 724,740
Catalyst Pharmaceuticals, Inc.(a) ............................................ 62,504 1,304,459
Collegium Pharmaceutical, Inc.(a) ........................................... 63,122 1,808,445
Cross Country Healthcare, Inc.(a) ........................................... 48,845 887,025
Definitive Healthcare Corp.(a) .............................................. 28,612 117,595
DocGo, Inc.(a) ......................................................... 47,298 200,544
Esperion Therapeutics, Inc.(a) .............................................. 148,954 327,699
GoodRx Holdings, Inc., Class A(a) .......................................... 111,399 518,005
Halozyme Therapeutics, Inc.(a) ............................................. 27,303 1,305,356
Harmony Biosciences Holdings, Inc.(a) ....................................... 52,625 1,810,826
Jazz Pharmaceuticals PLC(a) .............................................. 22,881 2,817,795
MannKind Corp.(a) ..................................................... 133,207 856,521
Pacira BioSciences, Inc.(a) ................................................ 83,140 1,566,358
Progyny, Inc.(a) ........................................................ 123,556 2,131,341
Royalty Pharma PLC, Class A .............................................. 131,111 3,344,642
SIGA Technologies, Inc. .................................................. 61,208 367,860
Tactile Systems Technology, Inc.(a) .......................................... 6,996 119,842
21,813,573
Industrials (16.8%):
Alamo Group, Inc. ...................................................... 4,132 768,180
Allient, Inc. ........................................................... 4,151 100,786
Allison Transmission Holdings, Inc. ......................................... 10,796 1,166,616
Ameresco, Inc., Class A(a) ................................................ 41,185 967,024
Argan, Inc. ........................................................... 5,333 730,834
Array Technologies, Inc.(a) ................................................ 180,798 1,092,020
Astronics Corp.(a) ...................................................... 7,559 120,642
Blue Bird Corp.(a) ...................................................... 15,190 586,790
Concentrix Corp. ....................................................... 38,375 1,660,486
DNOW, Inc.(a) ........................................................ 74,991 975,633
Franklin Covey Co.(a) ................................................... 3,854 144,833
Gibraltar Industries, Inc.(a) ................................................ 12,588 741,433
GMS, Inc.(a) .......................................................... 10,343 877,397
Heartland Express, Inc. ................................................... 31,896 357,873
Heidrick & Struggles International, Inc. ....................................... 10,955 485,416
Hudson Technologies, Inc.(a) .............................................. 47,025 262,400

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Hyster-Yale, Inc. ....................................................... 9,863 $ 502,323
IBEX Holdings Ltd.(a) ................................................... 4,923 105,795
Janus International Group, Inc.(a) ........................................... 92,638 680,889
Korn Ferry ........................................................... 13,426 905,584
Legalzoom.com, Inc.(a) .................................................. 64,193 482,089
Liquidity Services, Inc.(a) ................................................. 3,927 126,803
Lyft, Inc., Class A(a) .................................................... 131,646 1,698,233
Matrix Service Co.(a) .................................................... 9,517 113,918
Matson, Inc. .......................................................... 6,577 886,843
Maximus, Inc. ......................................................... 16,998 1,268,901
Mayville Engineering Co., Inc.(a) ........................................... 7,223 113,546
MRC Global, Inc.(a) ..................................................... 26,902 343,808
Mueller Industries, Inc. ................................................... 17,518 1,390,228
NEXTracker, Inc., Class A(a) .............................................. 43,463 1,587,703
Preformed Line Products Co. .............................................. 451 57,633
Proficient Auto Logistics, Inc.(a) ............................................ 8,529 68,829
Quanex Building Products Corp. ............................................ 20,379 493,987
Safe Bulkers, Inc. ....................................................... 47,589 169,893
Shoals Technologies Group, Inc., Class A(a) .................................... 149,576 827,155
SkyWest, Inc.(a) ........................................................ 11,028 1,104,234
Sun Country Airlines Holdings, Inc.(a) ........................................ 32,442 473,004
TaskUS, Inc., Class A(a) .................................................. 8,952 151,647
Tennant Co. ........................................................... 10,355 844,243
Terex Corp. ........................................................... 21,312 985,041
The Middleby Corp.(a) ................................................... 7,888 1,068,430
The Timken Co. ........................................................ 13,471 961,425
Upwork, Inc.(a) ........................................................ 67,872 1,109,707
Vestis Corp. ........................................................... 56,760 865,022
30,425,276
Information Technology (8.6%):
8x8, Inc.(a) ........................................................... 30,590 81,675
Amdocs Ltd. .......................................................... 14,368 1,223,292
Aviat Networks, Inc.(a) ................................................... 5,168 93,592
Bel Fuse, Inc., Class B ................................................... 3,741 308,520
Box, Inc., Class A(a) .................................................... 28,167 890,077
Clear Secure, Inc., Class A ................................................ 75,637 2,014,970
CompoSecure, Inc., Class A(b) ............................................. 47,069 721,568
Digi International, Inc.(a) ................................................. 7,847 237,215
Dropbox, Inc., Class A(a) ................................................. 62,812 1,886,873
Immersion Corp. ....................................................... 48,210 420,873
Infinera Corp.(a) ....................................................... 103,225 678,188
Inseego Corp.(a) ....................................................... 17,051 174,943
Kimball Electronics, Inc.(a) ............................................... 6,238 116,838
Mitek Systems, Inc.(a) ................................................... 19,883 221,298
Progress Software Corp. .................................................. 12,397 807,665
QXO, Inc.(a) .......................................................... 122,765 1,951,964
RingCentral, Inc., Class A(a) ............................................... 33,409 1,169,649
Sanmina Corp.(a) ....................................................... 11,827 894,949
TD SYNNEX Corp. ..................................................... 13,294 1,559,120
TSS, Inc.(a) ........................................................... 8,900 105,554
15,558,823
Materials (3.1%):
Alpha Metallurgical Resources, Inc.(a) ........................................ 4,797 959,976
Arch Resources, Inc. .................................................... 8,661 1,223,106
Gatos Silver, Inc.(a) ..................................................... 33,609 469,854
NewMarket Corp. ...................................................... 2,787 1,472,512
Perimeter Solutions, Inc.(a) ................................................ 59,928 765,880
Ramaco Resources, Inc., Class A ............................................ 30,459 312,509
Rayonier Advanced Materials, Inc.(a) ........................................ 21,103 174,100
Universal Stainless & Alloy Products, Inc.(a) ................................... 4,244 186,863
5,564,800

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Oil, Gas & Consumable Fuels (21.7%):
Amplify Energy Corp.(a) ................................................. 15,831 $ 94,986
Antero Midstream Corp. .................................................. 82,084 1,238,648
APA Corp. ............................................................ 79,843 1,843,575
Ardmore Shipping Corp. .................................................. 99,017 1,203,056
Berry Corp. ........................................................... 178,824 738,543
California Resources Corp. ................................................ 24,205 1,255,997
Chord Energy Corp. ..................................................... 18,148 2,121,864
Civitas Resources, Inc. ................................................... 54,156 2,484,136
CONSOL Energy, Inc. ................................................... 19,835 2,115,998
Crescent Energy Co., Class A .............................................. 93,551 1,366,780
CVR Energy, Inc. ....................................................... 43,311 811,648
Dorian LPG Ltd. ....................................................... 82,834 2,018,665
Evolution Petroleum Corp. ................................................ 17,155 89,721
FutureFuel Corp. ....................................................... 19,358 102,404
International Seaways, Inc. ................................................ 66,174 2,378,294
Magnolia Oil & Gas Corp., Class A .......................................... 50,572 1,182,373
Matador Resources Co. ................................................... 20,826 1,171,671
Murphy Oil Corp. ...................................................... 50,851 1,538,751
Northern Oil & Gas, Inc. .................................................. 32,444 1,205,619
Ovintiv, Inc. .......................................................... 46,097 1,866,928
Permian Resources Corp. ................................................. 123,566 1,776,879
REX American Resources Corp.(a) .......................................... 11,657 485,980
Riley Exploration Permian, Inc. ............................................. 8,916 284,599
Ring Energy, Inc.(a) ..................................................... 96,790 131,634
Scorpio Tankers, Inc. .................................................... 55,416 2,753,621
Sitio Royalties Corp., Class A .............................................. 47,967 920,007
SM Energy Co. ........................................................ 41,489 1,608,114
Teekay Tankers Ltd., Class A ............................................... 45,860 1,824,769
Vital Energy, Inc.(a) ..................................................... 26,204 810,228
Vitesse Energy, Inc. ..................................................... 5,500 137,500
World Kinect Corp. ..................................................... 60,937 1,676,377
39,239,365
Utilities (0.6%):
ALLETE, Inc. ......................................................... 16,173 1,048,010
Consolidated Water Co. Ltd., Class OR ....................................... 2,520 65,243
1,113,253
Total Common Stocks (Cost $183,201,453) 180,112,909
Collateral for Securities Loaned (2.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(c) ........ 891,018 891,018
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(c) ............ 891,018 891,018
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(c) ............... 423,722 423,722
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(c) . 1,358,315 1,358,315
Total Collateral for Securities Loaned (Cost $3,564,073) 3,564,073
Total Investments (Cost $186,765,526) — 101.7% 183,676,982
Liabilities in excess of other assets — (1.7)% (3,148,307)
NET ASSETS - 100.00% $ 180,528,675
At December 31, 2024, the Fund's investments in foreign securities were 5.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 2 3/21/25 $ 225,758 $ 224,980 $ (778)
Total unrealized appreciation $ —
Total unrealized depreciation (778)
Total net unrealized appreciation (depreciation) $ (778)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF
77
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.9%)
Communication Services (15.0%):
Alphabet, Inc. , Class A ................................................... 7,193 $ 1,361,635
Electronic Arts, Inc. ..................................................... 1,755 256,757
Meta Platforms, Inc. , Class A .............................................. 3,135 1,835,574
Netflix, Inc. (a) ......................................................... 1,671 1,489,395
Pinterest, Inc. , Class A (a) ................................................. 5,032 145,928
Spotify Technology SA (a) ................................................. 2,978 1,332,298
The New York Times Co. , Class A ........................................... 2,672 139,078
The Trade Desk, Inc. , Class A (a) ............................................ 4,704 552,861
7,113,526
Communications Equipment (3.3%):
Arista Networks, Inc. (a) .................................................. 8,735 965,479
Motorola Solutions, Inc. .................................................. 1,277 590,268
1,555,747
Consumer Discretionary (16.2%):
Abercrombie & Fitch Co. (a) ............................................... 2,504 374,273
Airbnb, Inc. , Class A (a) .................................................. 1,771 232,727
Booking Holdings, Inc. ................................................... 236 1,172,546
Chipotle Mexican Grill, Inc. (a) ............................................. 6,361 383,568
Deckers Outdoor Corp. (a) ................................................. 1,957 397,447
DoorDash, Inc. , Class A (a) ................................................ 5,793 971,776
Duolingo, Inc. (a) ....................................................... 888 287,916
Etsy, Inc. (a) ........................................................... 2,956 156,343
Expedia Group, Inc. (a) ................................................... 2,384 444,211
Hilton Worldwide Holdings, Inc. ............................................ 2,410 595,656
Lululemon Athletica, Inc. (a) ............................................... 480 183,557
Marriott International, Inc. , Class A .......................................... 1,910 532,775
NVR, Inc. (a) .......................................................... 51 417,124
O'Reilly Automotive, Inc. (a) ............................................... 276 327,281
The TJX Cos., Inc. ...................................................... 4,847 585,566
Viking Holdings Ltd. (a) .................................................. 13,121 578,111
Wingstop, Inc. ......................................................... 315 89,523
7,730,400
Consumer Staples (1.8%):
BellRing Brands, Inc. (a) .................................................. 3,340 251,636
Maplebear, Inc. (a) ...................................................... 10,199 422,443
Monster Beverage Corp. (a) ................................................ 3,454 181,542
855,621
Electronic Equipment, Instruments & Components (1.8%):
Amphenol Corp. , Class A ................................................. 9,973 692,625
Badger Meter, Inc. ...................................................... 803 170,332
862,957
Health Care (7.4%):
Cencora, Inc. .......................................................... 1,338 300,622
Doximity, Inc. , Class A (a) ................................................. 4,270 227,975
IDEXX Laboratories, Inc. (a) ............................................... 415 171,578
McKesson Corp. ....................................................... 641 365,312
Medpace Holdings, Inc. (a) ................................................ 415 137,875
Merck & Co., Inc. ...................................................... 4,418 439,503
Molina Healthcare, Inc. (a) ................................................ 663 192,966
Neurocrine Biosciences, Inc. (a) ............................................. 1,087 148,376
ResMed, Inc. .......................................................... 1,686 385,571
United Therapeutics Corp. (a) .............................................. 1,268 447,401
UnitedHealth Group, Inc. ................................................. 869 439,593
Veeva Systems, Inc. , Class A (a) ............................................. 1,204 253,141
3,509,913
Industrials (17.2%):
Armstrong World Industries, Inc. ............................................ 2,754 389,223
Cintas Corp. .......................................................... 3,193 583,361
Comfort Systems USA, Inc. ............................................... 1,660 703,940

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
EMCOR Group, Inc. .................................................... 2,364 $ 1,073,019
ExlService Holdings, Inc. (a) ............................................... 7,796 345,987
GE Vernova, Inc. ....................................................... 3,321 1,092,377
Lennox International, Inc. ................................................. 682 415,542
Lincoln Electric Holdings, Inc. ............................................. 583 109,295
Mueller Industries, Inc. ................................................... 4,177 331,487
Paycom Software, Inc. ................................................... 539 110,479
Paylocity Holding Corp. (a) ................................................ 841 167,754
Rollins, Inc. ........................................................... 3,548 164,450
Trane Technologies PLC .................................................. 2,469 911,925
Uber Technologies, Inc. (a) ................................................ 5,134 309,683
Vertiv Holdings Co. , Class A ............................................... 7,110 807,767
W.W. Grainger, Inc. ..................................................... 455 479,593
Watsco, Inc. ........................................................... 400 189,556
8,185,438
IT Services (2.7%):
Gartner, Inc. (a) ........................................................ 430 208,322
GoDaddy, Inc. , Class A (a) ................................................. 4,729 933,363
Snowflake, Inc. , Class A (a) ................................................ 868 134,028
1,275,713
Semiconductors & Semiconductor Equipment (10.5%):
Applied Materials, Inc. ................................................... 1,969 320,218
Astera Labs, Inc. (a) ..................................................... 914 121,059
Broadcom, Inc. ........................................................ 7,915 1,835,013
Enphase Energy, Inc. (a) .................................................. 1,889 129,737
KLA Corp. ........................................................... 433 272,842
Lam Research Corp. ..................................................... 3,524 254,539
Monolithic Power Systems, Inc. ............................................ 224 132,541
NVIDIA Corp. ......................................................... 14,397 1,933,372
4,999,321
Software (23.3%):
Adobe, Inc. (a) ......................................................... 694 308,608
AppLovin Corp. , Class A (a) ............................................... 4,555 1,475,045
Atlassian Corp. , Class A (a) ................................................ 933 227,074
Autodesk, Inc. (a) ....................................................... 1,294 382,468
Cadence Design Systems, Inc. (a) ............................................ 638 191,693
Commvault Systems, Inc. (a) ............................................... 1,699 256,396
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 891 304,865
Datadog, Inc. , Class A (a) ................................................. 1,726 246,628
DocuSign, Inc. (a) ....................................................... 4,483 403,201
Dynatrace, Inc. (a) ...................................................... 2,213 120,277
Fair Isaac Corp. (a) ...................................................... 398 792,390
Fortinet, Inc. (a) ........................................................ 7,912 747,526
HubSpot, Inc. (a) ....................................................... 348 242,476
Intuit, Inc. ............................................................ 474 297,909
Manhattan Associates, Inc. (a) .............................................. 570 154,037
Microsoft Corp. ........................................................ 1,983 835,834
Nutanix, Inc. , Class A (a) .................................................. 3,926 240,193
Palantir Technologies, Inc. , Class A (a) ........................................ 15,547 1,175,819
Palo Alto Networks, Inc. (a) ................................................ 2,447 445,256
Salesforce, Inc. ........................................................ 1,910 638,570
ServiceNow, Inc. (a) ..................................................... 675 715,581
Smartsheet, Inc. , Class A (a) ............................................... 2,830 158,565
SPS Commerce, Inc. (a) ................................................... 429 78,932
Synopsys, Inc. (a) ....................................................... 336 163,081
Workday, Inc. , Class A (a) ................................................. 705 181,911
Zoom Communications, Inc. (a) ............................................. 2,668 217,735
Zscaler, Inc. (a) ......................................................... 672 121,236
11,123,306

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Technology Hardware, Storage & Peripherals (0.7%):
Pure Storage, Inc. , Class A (a) .............................................. 5,247 $ 322,323
Total Common Stocks (Cost $49,114,690) 47,534,265
Total Investments (Cost $49,114,690) — 99.9% 47,534,265
Other assets in excess of liabilities — 0.1% 30,574
NET ASSETS - 100.00% $ 47,564,839
At December 31, 2024, the Fund's investments in foreign securities were 6.8% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
US Small Cap
Volatility Wtd
ETF
VictoryShares
International
Volatility Wtd
ETF
Assets:
Affiliated investments, at value (Cost $—, $51,066 and $—) $ — $ 94,721 $ —
Investments, at value (Cost $391,942,360, $32,109,275 and $83,540,245) 520,567,315 36,962,078 (a) 95,731,861 (b)
Foreign currency, at value (Cost $—, $— and $41,286) — — 40,999
Cash 1,674,177 88,304 187,269
Deposit with broker for futures contracts 149,108 25,556 46,700
Receivables:
Dividends, interest, and securities lending income 471,135 37,002 89,575
From Adviser 2,855 4,587 14,525
Variation margin on open futures contracts — 105 —
Reclaims 1,421 — 304,051
Prepaid expenses 926 56 167
Total Assets 522,866,937 37,212,409 96,415,147
Liabilities:
Payables:
Collateral received on loaned securities — 252,276 1,813,235
Variation margin on open futures contracts 6,900 — 230
Accrued expenses and other payables:
Investment advisory fees 139,361 9,800 32,758
Administration fees 10,601 743 1,870
Custodian fees 2,190 64 11,886
Compliance fees 397 27 71
Other accrued expenses 21,053 11,973 24,729
Total Liabilities 180,502 274,883 1,884,779
Commitments and contingencies (Note 5 )
Net Assets:
Capital 472,435,711 42,846,068 88,712,325
Total accumulated earnings (loss) 50,250,724 (5,908,542) 5,818,043
Net Assets $ 522,686,435 $ 36,937,526 $ 94,530,368
Shares outstanding (unlimited shares authorized, no par value): 6,150,000 500,000 2,250,000
Net asset value: $ 84 .99 $ 73 .88 $ 42 .01
(a) Includes $241,974 of securities on loan.
(b) Includes $1,629,039 of securities on loan.

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
Dividend
Accelerator ETF
Assets:
Investments, at value (Cost $312,501,784, $273,045,111 and $213,066,279) $ 337,524,753 $ 292,495,021 (a) $ 224,853,593
Cash 1,374,947 1,335,435 774,611
Deposit with broker for futures contracts 90,174 135,361 80,566
Receivables:
Dividends, interest, and securities lending income 736,747 658,006 660,642
Investments sold — — 2,527,710
From Adviser 3,361 3,454 4,111
Variation margin on open futures contracts — 1,216 —
Reclaims 4,208 — —
Prepaid expenses 621 577 492
Total Assets 339,734,811 294,629,070 228,901,725
Liabilities:
Payables:
Collateral received on loaned securities — 3,144,728 —
Capital shares redeemed — — 2,542,372
Variation margin on open futures contracts 5,750 — 3,450
Accrued expenses and other payables:
Investment advisory fees 88,692 76,999 61,611
Administration fees 6,752 5,857 4,699
Custodian fees 1,526 1,423 1,050
Compliance fees 255 219 182
Other accrued expenses 21,817 22,461 17,264
Total Liabilities 124,792 3,251,687 2,630,628
Commitments and contingencies (Note 5 )
Net Assets:
Capital 380,078,602 361,727,991 238,932,766
Total accumulated earnings (loss) (40,468,583) (70,350,608) (12,661,669)
Net Assets $ 339,610,019 $ 291,377,383 $ 226,271,097
Shares outstanding (unlimited shares authorized, no par value): 5,200,000 4,900,000 4,450,000
Net asset value: $ 65 .31 $ 59 .46 $ 50 .85
(a) Includes $3,056,764 of securities on loan.

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
US Multi-Factor
Minimum
Volatility ETF
VictoryShares
US 500 Enhanced
Volatility Wtd
ETF
VictoryShares
US EQ Income
Enhanced
Volatility Wtd
ETF
Assets:
Investments, at value (Cost $103,355,026, $374,975,468 and $720,894,742) $ 112,522,372 $ 427,412,253 $ 763,931,681 (a)
Cash 131,904 — —
Deposit with broker for futures contracts 169,947 166,594 346,739
Receivables:
Dividends, interest, and securities lending income 111,717 385,325 1,678,300
Investments sold — 3,438,187 —
From Adviser 4,262 2,155 —
Reclaims — 1,152 9,736
Prepaid expenses 253 710 1,267
Total Assets 112,940,455 431,406,376 765,967,723
Liabilities:
Payables:
Collateral received on loaned securities — — 1,866,372
To custodian — 50,000 —
Capital shares redeemed — 3,449,582 —
Variation margin on open futures contracts 1,150 8,050 11,817
Accrued expenses and other payables:
Investment advisory fees 31,239 113,410 203,016
Administration fees 2,379 8,628 15,421
Custodian fees 583 2,024 4,124
Compliance fees 90 315 576
Other accrued expenses 13,575 26,172 54,424
Total Liabilities 49,016 3,658,181 2,155,750
Commitments and contingencies (Note 5 )
Net Assets:
Capital 112,179,832 521,297,322 1,162,609,092
Total accumulated earnings (loss) 711,607 (93,549,127) (398,797,119)
Net Assets $ 112,891,439 $ 427,748,195 $ 763,811,973
Shares outstanding (unlimited shares authorized, no par value): 2,350,000 6,200,000 12,200,000
Net asset value: $ 48 .04 $ 68 .99 $ 62 .61
(a) Includes $1,834,670 of securities on loan.

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
US Discovery
Enhanced
Volatility Wtd
ETF
VictoryShares
THB Mid Cap
ETF
VictoryShares
Free Cash Flow
ETF
Assets:
Affiliated investments, at value (Cost $57,054, $— and $—) $ 105,522 $ — $ —
Investments, at value (Cost $38,336,160, $83,749,602 and $1,709,864,381) 41,291,307 (a) 84,435,992 1,682,807,530 (b)
Cash — 173,943 3,806,029
Deposit with broker for futures contracts 21,372 — 282,950
Receivables:
Dividends, interest, and securities lending income 41,471 22,346 2,312,464
Capital shares issued — — 16,692,091
From Adviser 4,817 4,077 3,104
Variation margin on open futures contracts 105 — —
Prepaid expenses 74 29 —
Total Assets 41,464,668 84,636,387 1,705,904,168
Liabilities:
Payables:
Collateral received on loaned securities 286,428 — 6,584
Investments purchased — — 16,385,405
Variation margin on open futures contracts — — 15,267
Accrued expenses and other payables:
Investment advisory fees 11,137 39,414 489,873
Administration fees 847 1,810 31,553
Custodian fees 141 17 713
Compliance fees 30 74 929
Trustees' fees — — 3,744
Other accrued expenses 13,868 12,274 3,046
Total Liabilities 312,451 53,589 16,937,114
Commitments and contingencies (Note 5 )
Net Assets:
Capital 86,850,262 80,443,769 1,629,784,873
Total accumulated earnings (loss) (45,698,045) 4,139,029 59,182,181
Net Assets $ 41,152,217 $ 84,582,798 $ 1,688,967,054
Shares outstanding (unlimited shares authorized, no par value): 750,000 3,025,000 49,580,000
Net asset value: $ 54 .87 $ 27 .96 $ 34 .07
(a) Includes $276,155 of securities on loan.
(b) Includes $6,402 of securities on loan.

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Small Cap Free
Cash Flow ETF
VictoryShares
Free Cash Flow
Growth ETF
Assets:
Investments, at value (Cost $186,765,526 and $49,114,690) $ 183,676,982 (a) $ 47,534,265
Cash 224,722 32,523
Deposit with broker for futures contracts 47,855 100
Receivables:
Dividends, interest, and securities lending income 227,121 9,237
Capital shares issued 3,461,464 —
From Adviser 3,496 11,563
Variation margin on open futures contracts 210 —
Total Assets 187,641,850 47,587,688
Liabilities:
Payables:
Collateral received on loaned securities 3,564,073 —
Investments purchased 3,459,934 —
Accrued expenses and other payables:
Investment advisory fees 66,529 9,692
Administration fees 3,348 603
Custodian fees 47 4,744
Compliance fees 112 51
Trustees' fees 841 571
Other accrued expenses 18,291 7,188
Total Liabilities 7,113,175 22,849
Commitments and contingencies (Note 5 )
Net Assets:
Capital 179,285,950 49,890,171
Total accumulated earnings (loss) 1,242,725 (2,325,332)
Net Assets $ 180,528,675 $ 47,564,839
Shares outstanding (unlimited shares authorized, no par value): 6,780,000 2,000,000
Net asset value: $ 26 .63 $ 23 .78
(a) Includes $3,518,453 of securities on loan.

Statements of Operations
For the Six Months Ended December 31, 2024

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
US Small Cap
Volatility Wtd ETF
VictoryShares
International
Volatility Wtd ETF
Investment Income:
Dividends $ 4,644,424 $ 269,765 $ 1,235,795
Affiliated dividend income — 1,455 —
Interest 48,099 2,712 8,708
Securities lending (net of fees) 587 1,815 5,438
Foreign tax withholding — (342) (179,299)
Total Income 4,693,110 275,405 1,070,642
Expenses:
Investment advisory fees 812,485 51,041 195,060
Administration fees 147,822 9,286 26,617
Sub-Administration fees 9,803 9,803 11,068
Custodian fees 12,552 1,630 46,149
Trustees' fees 15,427 1,886 3,624
Compliance fees 2,308 140 415
Legal and audit fees 17,114 5,098 7,408
Line of credit fees — — 1
Printing fees 17,851 6,114 5,568
Other expenses 11,405 6,020 9,234
Total Expenses 1,046,767 91,018 305,144
Expenses waived/reimbursed by Adviser (98,761) (31,407) (85,676)
Net Expenses 948,006 59,611 219,468
Net Investment Income (Loss) 3,745,104 215,794 851,174
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — 10,929 —
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 8,875,342 578,094 1,669,188
Net realized gains (losses) from futures contracts 147,914 15,629 (24,762)
Net realized gains (losses) from in-kind redemptions 9,026,942 — —
Net change in unrealized appreciation/depreciation on affiliated investment securities — 16,400 —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 19,021,569 2,042,809 (1,121,906)
Net change in unrealized appreciation/depreciation on futures contracts (56,388) (8,664) (8,853)
Net realized/unrealized gains (losses) on investments 37,015,379 2,655,197 513,667
Change in net assets resulting from operations $ 40,760,483 $ 2,870,991 $ 1,364,841

Statements of Operations
For the Six Months Ended December 31, 2024

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
Dividend
Accelerator ETF
Investment Income:
Dividends $ 6,470,321 $ 5,825,744 $ 3,581,201
Interest 36,343 22,792 21,634
Securities lending (net of fees) — 3,394 156
Total Income 6,506,664 5,851,930 3,602,991
Expenses:
Investment advisory fees 528,379 451,293 384,458
Administration fees 96,133 82,109 69,948
Sub-Administration fees 9,803 9,803 9,803
Custodian fees 8,640 7,586 6,575
Trustees' fees 10,464 9,232 7,895
Compliance fees 1,511 1,293 1,109
Legal and audit fees 14,498 12,711 11,839
Printing fees 16,458 16,346 12,485
Other expenses 8,900 8,560 7,741
Total Expenses 694,786 598,933 511,853
Expenses waived/reimbursed by Adviser (78,321) (72,436) (63,449)
Net Expenses 616,465 526,497 448,404
Net Investment Income (Loss) 5,890,199 5,325,433 3,154,587
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 5,801,870 10,082,836 3,751,371
Net realized gains (losses) from futures contracts 80,457 8,442 67,910
Net realized gains (losses) from in-kind redemptions 3,753,885 3,495,267 4,543,305
Net change in unrealized appreciation/depreciation on investment securities 14,284,731 18,492,463 5,845,492
Net change in unrealized appreciation/depreciation on futures contracts (35,606) (73,321) (24,369)
Net realized/unrealized gains (losses) on investments 23,885,337 32,005,687 14,183,709
Change in net assets resulting from operations $ 29,775,536 $ 37,331,120 $ 17,338,296

Statements of Operations
For the Six Months Ended December 31, 2024

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
US Multi-Factor
Minimum Volatility
ETF
VictoryShares
US 500 Enhanced
Volatility Wtd ETF
VictoryShares
US EQ Income
Enhanced Volatility
Wtd ETF
Investment Income:
Dividends $ 1,107,414 $ 3,826,651 $ 15,268,870
Interest 12,394 19,390 25,422
Securities lending (net of fees) — 489 161
Total Income 1,119,808 3,846,530 15,294,453
Expenses:
Investment advisory fees 197,495 666,024 1,244,294
Administration fees 35,933 121,177 226,390
Sub-Administration fees 9,803 9,803 9,803
Custodian fees 3,945 10,735 19,219
Trustees' fees 4,633 13,001 23,733
Compliance fees 574 1,904 3,614
Legal and audit fees 7,884 16,943 28,445
Printing fees 8,598 13,936 18,802
Other expenses 6,361 10,689 15,065
Recoupment of prior expenses waived/reimbursed by Adviser — — 2,884
Total Expenses 275,226 864,212 1,592,249
Expenses waived/reimbursed by Adviser (45,061) (87,149) (140,996)
Net Expenses 230,165 777,063 1,451,253
Net Investment Income (Loss) 889,643 3,069,467 13,843,200
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 516,783 5,343,134 18,204,698
Net realized gains (losses) from futures contracts 35,010 126,581 213,852
Net realized gains (losses) from in-kind redemptions 16,447,650 5,541,336 9,690,536
Net change in unrealized appreciation/depreciation on investment securities (9,231,204) 19,633,431 30,471,594
Net change in unrealized appreciation/depreciation on futures contracts (9,649) (65,225) (86,549)
Net realized/unrealized gains (losses) on investments 7,758,590 30,579,257 58,494,131
Change in net assets resulting from operations $ 8,648,233 $ 33,648,724 $ 72,337,331

Statements of Operations
For the Six Months Ended December 31, 2024

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
US Discovery
Enhanced Volatility
Wtd ETF
VictoryShares THB
Mid Cap ETF
VictoryShares Free
Cash Flow ETF
Investment Income:
Dividends $ 341,822 $ 400,676 $ 9,813,153
Affiliated dividend income 1,790 — —
Interest 1,636 4,750 47,895
Securities lending (net of fees) 2,369 — — (a)
Foreign tax withholding (425) — (107)
Total Income 347,192 405,426 9,860,941
Expenses:
Investment advisory fees 64,958 263,817 1,838,534
Administration fees 11,819 28,799 286,635
Sub-Administration fees 9,803 8,546 9,803
Custodian fees 1,874 3,641 16,107
Trustees' fees 2,198 3,719 20,756
Compliance fees 186 459 3,498
Legal and audit fees 5,318 6,732 33,069
Printing fees 7,994 5,098 15,972
Other expenses 6,226 4,699 8,631
Recoupment of prior expenses waived/reimbursed by Adviser — — 6,220
Total Expenses 110,376 325,510 2,239,225
Expenses waived/reimbursed by Adviser (34,583) (35,571) (177,558)
Net Expenses 75,793 289,939 2,061,667
Net Investment Income (Loss) 271,399 115,487 7,799,274
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 24,751 — —
Net realized gains (losses) from unaffiliated investment securities 299,050 (1,608,888) (43,559,906)
Net realized gains (losses) from futures contracts 13,011 — 121,770
Net realized gains (losses) from in-kind redemptions 1,245,025 5,250,098 140,431,467
Net change in unrealized appreciation/depreciation on affiliated investment securities 12,134 — —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 2,557,885 2,567,814 (28,166,882)
Net change in unrealized appreciation/depreciation on futures contracts (6,461) — (52,809)
Net realized/unrealized gains (losses) on investments 4,145,395 6,209,024 68,773,640
Change in net assets resulting from operations $ 4,416,794 $ 6,324,511 $ 76,572,914
(a) Rounds to less than $1.

Statements of Operations
For the Six Months Ended December 31, 2024

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Small Cap Free
Cash Flow ETF
VictoryShares Free
Cash Flow Growth
ETF (a)
Investment Income:
Dividends $ 1,230,308 $ 18,684
Interest 6,865 101
Securities lending (net of fees) 1,824 —
Total Income 1,238,997 18,785
Expenses:
Investment advisory fees 284,069 9,692
Administration fees 34,446 1,493
Sub-Administration fees 9,802 1,502
Custodian fees 2,872 4,744
Trustees' fees 3,243 571
Compliance fees 451 51
Legal and audit fees 7,272 3,237
Printing fees 8,069 —
Other expenses 5,432 2,449
Total Expenses 355,656 23,739
Expenses waived/reimbursed by Adviser (44,717) (12,453)
Net Expenses 310,939 11,286
Net Investment Income (Loss) 928,058 7,499
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (8,210,064) (746,639)
Net realized gains (losses) from futures contracts 2,532 —
Net realized gains (losses) from in-kind redemptions 14,884,033 —
Net change in unrealized appreciation/depreciation on investment securities (3,460,157) (1,580,425)
Net change in unrealized appreciation/depreciation on futures contracts (1,750) —
Net realized/unrealized gains (losses) on investments 3,214,594 (2,327,064)
Change in net assets resulting from operations $ 4,142,652 $ (2,319,565)
(a) Commencement of operations on December 4, 2024.

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US 500 Volatility
Wtd ETF
VictoryShares US Small Cap
Volatility Wtd ETF
VictoryShares International
Volatility Wtd ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,745,104 $ 7,623,878 $ 215,794 $ 367,067 $ 851,174 $ 2,473,965
Net realized gains (losses) 18,050,198 41,255,103 604,652 3,306,255 1,644,426 756,969
Net change in unrealized appreciation/
depreciation 18,965,181 15,413,491 2,050,545 116,813 (1,130,759) 3,900,157
Change in net assets resulting from
operations 40,760,483 64,292,472 2,870,991 3,790,135 1,364,841 7,131,091
Change in net assets resulting from
distributions to shareholders (4,115,008) (7,856,475) (353,269) (364,275) (1,567,424) (2,793,465)
Change in net assets resulting from capital
transactions (25,538,646) (93,080,674) 4,050,026 (315,047) 2,196,267 —
Change in net assets 11,106,829 (36,644,677) 6,567,748 3,110,813 1,993,684 4,337,626
Net Assets:
Beginning of period 511,579,606 548,224,283 30,369,778 27,258,965 92,536,684 88,199,058
End of period $ 522,686,435 $ 511,579,606 $ 36,937,526 $ 30,369,778 $ 94,530,368 $ 92,536,684
Capital Transactions:
Proceeds from shares issued $ — $ 47,875,959 $ 4,050,026 $ 15,731,391 $ 2,196,267 $ —
Cost of shares redeemed (25,538,646) (140,956,633) — (16,046,438) — —
Change in net assets resulting from capital
transactions $ (25,538,646) $ (93,080,674) $ 4,050,026 $ (315,047) $ 2,196,267 $ —
Share Transactions:
Issued — 600,000 50,000 250,000 50,000 —
Redeemed (300,000) (1,850,000) — (250,000) — —
Change in Shares (300,000) (1,250,000) 50,000 — 50,000 —

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Large Cap
High Div Volatility Wtd ETF
VictoryShares US Small Cap
High Div Volatility Wtd ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,890,199 $ 12,684,405 $ 5,325,433 $ 11,539,326
Net realized gains (losses) 9,636,212 8,218,685 13,586,545 11,405,936
Net change in unrealized appreciation/depreciation 14,249,125 17,637,362 18,419,142 1,255,789
Change in net assets resulting from operations 29,775,536 38,540,452 37,331,120 24,201,051
Change in net assets resulting from distributions to shareholders (6,593,691) (13,211,437) (5,863,758) (11,966,104)
Change in net assets resulting from capital transactions (19,540,028) (51,250,513) (31,649,497) (105,654,817)
Change in net assets 3,641,817 (25,921,498) (182,135) (93,419,870)
Net Assets:
Beginning of period 335,968,202 361,889,700 291,559,518 384,979,388
End of period $ 339,610,019 $ 335,968,202 $ 291,377,383 $ 291,559,518
Capital Transactions:
Proceeds from shares issued $ 3,343,156 $ 51,017,056 $ — $ 100,387,485
Cost of shares redeemed (22,883,184) (102,267,569) (31,649,497) (206,042,302)
Change in net assets resulting from capital transactions $ (19,540,028) $ (51,250,513) $ (31,649,497) $ (105,654,817)
Share Transactions:
Issued 50,000 850,000 — 1,850,000
Redeemed (350,000) (1,750,000) (550,000) (3,900,000)
Change in Shares (300,000) (900,000) (550,000) (2,050,000)

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Dividend
Accelerator ETF
VictoryShares US Multi-Factor
Minimum Volatility ETF
VictoryShares US 500 Enhanced
Volatility Wtd ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,154,587 $ 5,408,361 $ 889,643 $ 2,131,542 $ 3,069,467 $ 8,542,625
Net realized gains (losses) 8,362,586 13,296,397 16,999,443 10,466,253 11,011,051 18,775,264
Net change in unrealized appreciation/
depreciation 5,821,123 (1,374,479) (9,240,853) 4,379,568 19,568,206 (4,142,853)
Change in net assets resulting from
operations 17,338,296 17,330,279 8,648,233 16,977,363 33,648,724 23,175,036
Change in net assets resulting from
distributions to shareholders (3,740,861) (5,418,504) (924,850) (2,174,016) (2,770,342) (10,078,078)
Change in net assets resulting from capital
transactions (29,002,370) (22,235,109) (33,312,285) (568,664) (30,723,292) (254,871,330)
Change in net assets (15,404,935) (10,323,334) (25,588,902) 14,234,683 155,090 (241,774,372)
Net Assets:
Beginning of period 241,676,032 251,999,366 138,480,341 124,245,658 427,593,105 669,367,477
End of period $ 226,271,097 $ 241,676,032 $ 112,891,439 $ 138,480,341 $ 427,748,195 $ 427,593,105
Capital Transactions:
Proceeds from shares issued $ — $ 100,227,185 $ 46,469,523 $ 76,770,470 $ — $ —
Cost of shares redeemed (29,002,370) (122,462,294) (79,781,808) (77,339,134) (30,723,292) (254,871,330)
Change in net assets resulting from capital
transactions $ (29,002,370) $ (22,235,109) $ (33,312,285) $ (568,664) $ (30,723,292) $ (254,871,330)
Share Transactions:
Issued — 2,100,000 950,000 1,850,000 — —
Redeemed (550,000) (2,550,000) (1,650,000) (1,850,000) (450,000) (4,200,000)
Change in Shares (550,000) (450,000) (700,000) — (450,000) (4,200,000)

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF
VictoryShares US Discovery
Enhanced Volatility Wtd ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 13,843,200 $ 43,651,790 $ 271,399 $ 1,311,452
Net realized gains (losses) 28,109,086 8,344,589 1,581,837 (280,244)
Net change in unrealized appreciation/depreciation 30,385,045 (5,396,561) 2,563,558 (2,906,819)
Change in net assets resulting from operations 72,337,331 46,599,818 4,416,794 (1,875,611)
Change in net assets resulting from distributions to shareholders (15,553,335) (47,399,110) (430,318) (1,503,132)
Change in net assets resulting from capital transactions (98,231,140) (779,146,047) (2,939,705) (34,635,719)
Change in net assets (41,447,144) (779,945,339) 1,046,771 (38,014,462)
Net Assets:
Beginning of period 805,259,117 1,585,204,456 40,105,446 78,119,908
End of period $ 763,811,973 $ 805,259,117 $ 41,152,217 $ 40,105,446
Capital Transactions:
Proceeds from shares issued $ — $ 19,717,343 $ 5,343,693 $ —
Cost of shares redeemed (98,231,140) (798,863,390) (8,283,398) (34,635,719)
Change in net assets resulting from capital transactions $ (98,231,140) $ (779,146,047) $ (2,939,705) $ (34,635,719)
Share Transactions:
Issued — 350,000 100,000 —
Redeemed (1,550,000) (14,100,000) (150,000) (700,000)
Change in Shares (1,550,000) (13,750,000) (50,000) (700,000)

Victory Portfolios II
Statements of Changes in Net Assets
(Unaudited)
See notes to financial statements.
VictoryShares THB Mid Cap
ETF
VictoryShares Free Cash Flow
ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 115,487 $ 64,841 $ 7,799,274 $ 2,394,798
Net realized gains (losses) 3,641,210 94,437 96,993,331 17,553,934
Net change in unrealized appreciation/depreciation 2,567,814 (2,098,130) (28,219,691) 484,540
Change in net assets resulting from operations 6,324,511 (1,938,852) 76,572,914 20,433,272
Change in net assets resulting from distributions to shareholders (172,287) (10,239) (7,689,218) (2,375,140)
Change in net assets resulting from capital transactions (23,491,428) 101,383,643 1,171,671,137 385,654,539
Change in net assets (17,339,204) 99,434,552 1,240,554,833 403,712,671
Net Assets:
Beginning of period 101,922,002 2,487,450 448,412,221 44,699,550
End of period $ 84,582,798 $ 101,922,002 $ 1,688,967,054 $ 448,412,221
Capital Transactions:
Proceeds from shares issued $ 17,169,499 $ 102,054,959 $ 1,824,788,656 $ 554,518,965
Cost of shares redeemed (40,660,927) (671,316) (653,117,519) (168,864,426)
Change in net assets resulting from capital transactions $ (23,491,428) $ 101,383,643 $ 1,171,671,137 $ 385,654,539
Share Transactions:
Issued 625,000 3,725,000 54,500,000 18,320,000
Redeemed (1,400,000) (25,000) (19,430,000) (5,570,000)
Change in Shares (775,000) 3,700,000 35,070,000 12,750,000

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Small Cap Free
Cash Flow ETF
VictoryShares
Free Cash Flow
Growth ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
For the Period
December 21,
2023
(a)
through
June 30, 2024
For the Period
December 4,
2024
(a)
through
December
31, 2024
(Unaudited)
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 928,058 $ 301,708 $ 7,499
Net realized gains (losses) 6,676,501 1,168,646 (746,639)
Net change in unrealized appreciation/depreciation (3,461,907) 372,585 (1,580,425)
Change in net assets resulting from operations 4,142,652 1,842,939 (2,319,565)
Change in net assets resulting from distributions to shareholders (962,323) (260,681) (5,767)
Change in net assets resulting from capital transactions 122,110,453 53,655,635 49,890,171
Change in net assets 125,290,782 55,237,893 47,564,839
Net Assets:
Beginning of period 55,237,893 — —
End of period $ 180,528,675 $ 55,237,893 $ 47,564,839
Capital Transactions:
Proceeds from shares issued $ 194,603,946 $ 76,918,969 $ 51,714,241
Cost of shares redeemed (72,493,493) (23,263,334) (1,824,070)
Change in net assets resulting from capital transactions $ 122,110,453 $ 53,655,635 $ 49,890,171
Share Transactions:
Issued 7,410,000 3,020,000 2,075,000
Redeemed (2,750,000) (900,000) (75,000)
Change in Shares 4,660,000 2,120,000 2,000,000
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
96
See notes to financial statements.
VictoryShares US 500 Volatility Wtd ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $79.31 $71.20 $64.27 $71.26 $50.57 $52.46
Investment Activities:
Net investment income (loss)(a) 0.59 1.08 1.08 0.94 0.69 0.77
Net realized and unrealized gains (losses) 5.74 8.14 6.95 (6.99) 20.68 (1.88)
Total from Investment Activities 6.33 9.22 8.03 (6.05) 21.37 (1.11)
Distributions to Shareholders from:
Net investment income (0.65) (1.11) (1.10) (0.94) (0.68) (0.78)
Total Distributions (0.65) (1.11) (1.10) (0.94) (0.68) (0.78)
Net Asset Value, End of Period $84.99 $79.31 $71.20 $64.27 $71.26 $50.57
Total Return(b)(c) 7.98% 13.07% 12.62% (8.63)% 42.51% (2.12)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 1.38% 1.45% 1.59% 1.30% 1.13% 1.49%
Gross Expenses(d)(e) 0.39% 0.39% 0.39% 0.38% 0.39% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $522,686 $511,580 $548,224 $533,403 $705,437 $670,005
Portfolio Turnover(b)(f) 12% 21% 24% 21% 34% 28%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Small Cap Volatility Wtd ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $67.49 $60.58 $56.54 $64.96 $40.22 $45.87
Investment Activities:
Net investment income (loss)(a) 0.47 0.81 0.88 0.86 0.70 0.59
Net realized and unrealized gains (losses) 6.68 6.91 4.05 (8.44) 24.76 (5.62)
Total from Investment Activities 7.15 7.72 4.93 (7.58) 25.46 (5.03)
Distributions to Shareholders from:
Net investment income (0.76) (0.81) (0.88) (0.84) (0.72) (0.62)
Total Distributions (0.76) (0.81) (0.88) (0.84) (0.72) (0.62)
Net Asset Value, End of Period $73.88 $67.49 $60.58 $56.54 $64.96 $40.22
Total Return(b)(c) 10.61% 12.84% 8.75% (11.82)% 63.72% (11.00)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 1.27% 1.28% 1.47% 1.33% 1.30% 1.35%
Gross Expenses(d)(e) 0.53% 0.55% 0.58% 0.58% 0.55% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $36,938 $30,370 $27,259 $22,617 $25,986 $16,089
Portfolio Turnover(b)(f) 23% 49% 68% 55% 71% 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
98
See notes to financial statements.
VictoryShares International Volatility Wtd ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $42.06 $40.09 $36.36 $44.89 $34.63 $38.12
Investment Activities:
Net investment income (loss)(a) 0.38 1.12 1.05 1.20 0.95 0.77
Net realized and unrealized gains (losses) 0.28 2.12 3.60 (8.23) 10.25 (3.51)
Total from Investment Activities 0.66 3.24 4.65 (7.03) 11.20 (2.74)
Distributions to Shareholders from:
Net investment income (0.71) (1.27) (0.92) (1.50) (0.94) (0.75)
Total Distributions (0.71) (1.27) (0.92) (1.50) (0.94) (0.75)
Net Asset Value, End of Period $42.01 $42.06 $40.09 $36.36 $44.89 $34.63
Total Return(b)(c) 1.55% 8.20% 12.96% (16.10)% 32.59% (7.23)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(d) 1.75% 2.76% 2.80% 2.79% 2.34% 2.12%
Gross Expenses(d)(e) 0.63% 0.60% 0.64% 0.58% 0.63% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $94,530 $92,537 $88,199 $92,713 $116,710 $83,120
Portfolio Turnover(b)(f) 15% 30% 30% 32% 45% 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Large Cap High Div Volatility Wtd ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $61.09 $56.55 $58.02 $56.68 $39.52 $47.03
Investment Activities:
Net investment income (loss)(a) 1.12 2.12 2.04 1.84 1.45 1.58
Net realized and unrealized gains (losses) 4.35 4.63 (1.52) 1.30 17.10 (7.44)
Total from Investment Activities 5.47 6.75 0.52 3.14 18.55 (5.86)
Distributions to Shareholders from:
Net investment income (1.25) (2.21) (1.99) (1.80) (1.39) (1.65)
Total Distributions (1.25) (2.21) (1.99) (1.80) (1.39) (1.65)
Net Asset Value, End of Period $65.31 $61.09 $56.55 $58.02 $56.68 $39.52
Total Return(b)(c) 8.97% 12.24% 0.86% 5.50% 47.74% (12.78)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 3.34% 3.65% 3.51% 3.06% 3.04% 3.47%
Gross Expenses(d)(e) 0.39% 0.40% 0.40% 0.40% 0.41% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $339,610 $335,968 $361,890 $284,307 $221,056 $193,635
Portfolio Turnover(b)(f) 19% 38% 47% 43% 67% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
100
See notes to financial statements.
VictoryShares US Small Cap High Div Volatility Wtd ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $53.50 $51.33 $52.43 $59.95 $36.75 $44.28
Investment Activities:
Net investment income (loss)(a) 1.05 1.81 1.97 1.83 1.85 1.53
Net realized and unrealized gains (losses) 6.07 2.24 (1.14) (7.52) 23.26 (7.47)
Total from Investment Activities 7.12 4.05 0.83 (5.69) 25.11 (5.94)
Distributions to Shareholders from:
Net investment income (1.16) (1.88) (1.93) (1.83) (1.91) (1.59)
Total Distributions (1.16) (1.88) (1.93) (1.83) (1.91) (1.59)
Net Asset Value, End of Period $59.46 $53.50 $51.33 $52.43 $59.95 $36.75
Total Return(b)(c) 13.38% 8.02% 1.62% (9.76)% 69.75% (13.61)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 3.54% 3.45% 3.77% 3.14% 3.51% 3.69%
Gross Expenses(d)(e) 0.40% 0.40% 0.40% 0.40% 0.42% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $291,377 $291,560 $384,979 $270,019 $251,797 $66,142
Portfolio Turnover(b)(f) 35% 73% 82% 68% 104% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Dividend Accelerator ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $48.34 $46.24 $41.48 $44.12 $33.14 $32.90
Investment Activities:
Net investment income (loss)(a) 0.64 1.01 0.87 0.70 0.66 0.55
Net realized and unrealized gains (losses) 2.64 2.10 4.75 (2.63) 10.95 0.19
Total from Investment Activities 3.28 3.11 5.62 (1.93) 11.61 0.74
Distributions to Shareholders from:
Net investment income (0.77) (1.01) (0.86) (0.71) (0.63) (0.50)
Total Distributions (0.77) (1.01) (0.86) (0.71) (0.63) (0.50)
Net Asset Value, End of Period $50.85 $48.34 $46.24 $41.48 $44.12 $33.14
Total Return(b)(c) 6.78% 6.81% 13.68% (4.49)% 35.33% 2.23%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 2.46% 2.15% 1.97% 1.55% 1.67% 1.65%
Gross Expenses(d)(e) 0.40% 0.40% 0.40% 0.39% 0.40% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $226,271 $241,676 $251,999 $277,909 $344,154 $235,277
Portfolio Turnover(b)(f) 13% 50% 54% 43% 41% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
102
See notes to financial statements.
VictoryShares US Multi-Factor Minimum Volatility ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $45.40 $40.74 $36.75 $38.15 $30.73 $30.87
Investment Activities:
Net investment income (loss)(a) 0.33 0.69 0.76 0.66 0.62 0.70
Net realized and unrealized gains (losses) 2.66 4.68 4.01 (1.39) 7.43 (0.14)
Total from Investment Activities 2.99 5.37 4.77 (0.73) 8.05 0.56
Distributions to Shareholders from:
Net investment income (0.35) (0.71) (0.78) (0.67) (0.63) (0.70)
Total Distributions (0.35) (0.71) (0.78) (0.67) (0.63) (0.70)
Net Asset Value, End of Period $48.04 $45.40 $40.74 $36.75 $38.15 $30.73
Total Return(b)(c) 6.57% 13.33% 13.15% (2.04)% 26.47% 1.82%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 1.35% 1.64% 1.98% 1.66% 1.80% 2.23%
Gross Expenses(d)(e) 0.42% 0.42% 0.42% 0.41% 0.41% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $112,891 $138,480 $124,246 $119,441 $164,065 $155,182
Portfolio Turnover(b)(f) 38% 48% 73% 63% 56% 69%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US 500 Enhanced Volatility Wtd ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $64.30 $61.69 $64.36 $71.28 $51.88 $48.89
Investment Activities:
Net investment income (loss)(a) 0.48 1.02 1.29 0.87 0.70 0.60
Net realized and unrealized gains (losses) 4.64 2.76 (1.29) (6.95) 19.32 3.04
Total from Investment Activities 5.12 3.78 —(b) (6.08) 20.02 3.64
Distributions to Shareholders from:
Net investment income (0.43) (1.17) (1.26) (0.84) (0.62) (0.65)
Net realized gains — — (1.41) — — —
Total Distributions (0.43) (1.17) (2.67) (0.84) (0.62) (0.65)
Net Asset Value, End of Period $68.99 $64.30 $61.69 $64.36 $71.28 $51.88
Total Return(c)(d) 7.98% 6.23% (0.12)% (8.67)% 38.78% 7.49%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(e) 1.38% 1.66% 2.00% 1.20% 1.13% 1.20%
Gross Expenses(e)(f) 0.39% 0.40% 0.39% 0.38% 0.39% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $427,748 $427,593 $669,367 $891,353 $937,341 $609,613
Portfolio Turnover(b)(g) 12% 117%(h) 271%( i ) 101%(j) 34% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Portfolio turnover decreased significantly due to the long/cash strategy.
( i )
Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(j) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
104
See notes to financial statements.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $58.56 $57.64 $66.11 $64.57 $46.58 $45.54
Investment Activities:
Net investment income (loss)(a) 1.07 2.29 2.18 2.14 1.56 1.39
Net realized and unrealized gains (losses) 4.19 1.05 (8.47) 1.42 17.87 1.09
Total from Investment Activities 5.26 3.34 (6.29) 3.56 19.43 2.48
Distributions to Shareholders from:
Net investment income (1.21) (2.42) (2.18) (2.02) (1.44) (1.44)
Total Distributions (1.21) (2.42) (2.18) (2.02) (1.44) (1.44)
Net Asset Value, End of Period $62.61 $58.56 $57.64 $66.11 $64.57 $46.58
Total Return(b)(c) 8.97% 6.01% (9.69)% 5.49% 42.31% 5.49%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 3.34% 4.02% 3.47% 3.13% 2.80% 3.02%
Gross Expenses(d)(e) 0.38% 0.39% 0.38% 0.39% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $763,812 $805,259 $1,585,204 $1,907,396 $916,846 $565,892
Portfolio Turnover(b)(f) 20% 196%(g) 333%(h) 41% 65%( i ) 116%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.
(g) Portfolio turnover decreased significantly due to the long/cash strategy.
(h) Portfolio turnover increased significantly due to tactical rebalances.
( i )
Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $50.13 $52.08 $55.06 $60.55 $39.16 $37.80
Investment Activities:
Net investment income (loss)(a) 0.34 1.15 1.26 0.69 0.62 0.44
Net realized and unrealized gains (losses) 4.95 (1.86) (3.10) (5.48) 21.38 1.42
Total from Investment Activities 5.29 (0.71) (1.84) (4.79) 22.00 1.86
Distributions to Shareholders from:
Net investment income (0.55) (1.24) (1.15) (0.70) (0.61) (0.50)
Total Distributions (0.55) (1.24) (1.15) (0.70) (0.61) (0.50)
Net Asset Value, End of Period $54.87 $50.13 $52.08 $55.06 $60.55 $39.16
Total Return(b)(c) 10.58% (1.30)% (3.37)% (8.00)% 56.47% 5.00%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 1.25% 2.33% 2.32% 1.15% 1.22% 1.19%
Gross Expenses(d)(e) 0.51% 0.47% 0.44% 0.45% 0.46% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $41,152 $40,105 $78,120 $71,578 $63,572 $37,203
Portfolio Turnover(b)(f) 23% 198%(g) 429%(h) 64% 70%( i ) 232%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.
(g) Portfolio turnover decreased significantly due to the long/cash strategy.
(h) Portfolio turnover increased significantly due to tactical rebalances.
( i )
Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
106
See notes to financial statements.
VictoryShares THB Mid Cap ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $26.82 $24.87 $20.54 $23.74
Investment Activities:
Net investment income (loss)(b) 0.03 0.05 0.04 0.01
Net realized and unrealized gains (losses) 1.16 2.00 4.30 (3.13)
Total from Investment Activities 1.19 2.05 4.34 (3.12)
Distributions to Shareholders from:
Net investment income (0.05) (0.10) — (0.08)
Total Distributions (0.05) (0.10) — (0.08)
Net Asset Value, End of Period $27.96 $26.82 $24.87 $20.54
Total Return(c)(d) 4.42% 8.26% 21.12% (13.23)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(e) 0.22% 0.17% 0.16% 0.06%
Gross Expenses(e)(f) 0.62% 0.68% 2.41% 2.49%
Supplemental Data:
Net Assets at end of period (000's) $84,583 $101,922 $2,487 $2,054
Portfolio Turnover(c)(g) 32% 20% 20% 17%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Free Cash Flow ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
June 22,
2023(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $30.90 $25.40 $25.00
Investment Activities:
Net investment income (loss)(b) 0.25 0.42 0.01
Net realized and unrealized gains (losses) 3.13(c) 5.48 0.39
Total from Investment Activities 3.38 5.90 0.40
Distributions to Shareholders from:
Net investment income (0.21) (0.40) —
Total Distributions (0.21) (0.40) —
Net Asset Value, End of Period $34.07 $30.90 $25.40
Total Return(d)(e) 10.94% 23.39% 1.59%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.39% 0.39% 0.35%(h)
Net Investment Income (Loss)(f) 1.48% 1.41% 2.30%
Gross Expenses(f)(g) 0.42% 0.48% 2.27%
Supplemental Data:
Net Assets at end of period (000's) $1,688,967 $448,412 $44,700
Portfolio Turnover(d)( i ) 79% 118%(j) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
( i ) Excludes impact of in-kind transactions.
(j) Reflects overall increase in trading due to prior period’s portfolio turnover ratio not being indicative of 12 months of operations.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
108
See notes to financial statements.
VictoryShares Small Cap Free
Cash Flow ETF
Six Months
Ended
December
31, 2024
(Unaudited)
December 21,
2023(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $26.06 $25.00
Investment Activities:
Net investment income (loss)(b) 0.20 0.21
Net realized and unrealized gains (losses) 0.56 1.00
Total from Investment Activities 0.76 1.21
Distributions to Shareholders from:
Net investment income (0.19) (0.15)
Total Distributions (0.19) (0.15)
Net Asset Value, End of Period $26.63 $26.06
Total Return(c)(d) 2.92% 4.83%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.49% 0.49%
Net Investment Income (Loss)(e) 1.46% 1.51%
Gross Expenses(e)(f) 0.56% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $180,529 $55,238
Portfolio Turnover(c)(g) 65% 77%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares
Free Cash
Flow Growth
ETF
December 4,
2024(a)
through
December
31, 2024
(Unaudited)
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) —(c)
Net realized and unrealized gains (losses) (1.22)
Total from Investment Activities (1.22)
Distributions to Shareholders from:
Net investment income —(c)
Total Distributions —(c)
Net Asset Value, End of Period $23.78
Total Return(d)(e) (4.86)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.39%
Net Investment Income (Loss)(f) 0.26%
Gross Expenses(f)(g) 0.82%
Supplemental Data:
Net Assets at end of period (000's) $47,565
Portfolio Turnover(d)(h) 28%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Notes to Financial Statements
December 31, 2024
Victory Portfolios II
110
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 28 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following one funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations December 4, 2024.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares at Net Asset
Value (“NAV”) only in aggregations of 50,000 shares, or 25,000  shares in the case of THB Mid Cap ETF and 10,000 shares for Free Cash Flow
ETF, Small Cap Free Cash Flow ETF and Free Cash Flow Growth ETF (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV.
Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is
either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities
Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Funds (Legal Name) Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF US Small Cap High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF US Discovery Enhanced Volatility Wtd ETF
VictoryShares THB Mid Cap ETF THB Mid Cap ETF
VictoryShares Free Cash Flow ETF Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF Small Cap Free Cash Flow ETF
VictoryShares Free Cash Flow Growth ETF* Free Cash Flow Growth ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US 500 Volatility Wtd ETF ............................................... $ 750 2.00%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
111
(Unaudited)
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US Small Cap Volatility Wtd ETF .......................................... $ 750 2.00%
International Volatility Wtd ETF ........................................... 6,000 2.00%
US Large Cap High Div Volatility Wtd ETF ................................... 250 2.00%
US Small Cap High Div Volatility Wtd ETF ................................... 250 2.00%
Dividend Accelerator ETF ............................................... 250 2.00%
US Multi-Factor Minimum Volatility ETF .................................... 250 2.00%
US 500 Enhanced Volatility Wtd ETF ....................................... 750 2.00%
US EQ Income Enhanced Volatility Wtd ETF .................................. 250 2.00%
US Discovery Enhanced Volatility Wtd ETF ................................... 750 2.00%
THB Mid Cap ETF .................................................... 250 2.00%
Free Cash Flow ETF ................................................... 250 2.00%
Small Cap Free Cash Flow ETF ........................................... 250 2.00%
Free Cash Flow Growth ETF ............................................. 250 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
112
(Unaudited)
Level 1 Level 2 Level 3 Total
US 500 Volatility Wtd ETF
Common Stocks ............................ $ 520,567,315 $ — $ — $ 520,567,315
Total .................................... $ 520,567,315 $ — $ — $ 520,567,315
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (52,476) — — (52,476)
Total .................................... $ (52,476) $ — $ — $ (52,476)
US Small Cap Volatility Wtd ETF
Common Stocks ............................ 36,804,523 — — 36,804,523
Collateral for Securities Loaned ................ 252,276 — — 252,276
Total .................................... $ 37,056,799 $ — $ — $ 37,056,799
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (6,387) — — (6,387)
Total .................................... $ (6,387) $ — $ — $ (6,387)
International Volatility Wtd ETF
Common Stocks ............................ 93,918,626 — —(a) 93,918,626
Warrants ................................. — — —(a) —(a)
Collateral for Securities Loaned ................ 1,813,235 — — 1,813,235
Total .................................... $ 95,731,861 $ — $ —(a) $ 95,731,861
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (7,598) — — (7,598)
Total .................................... $ (7,598) $ — $ — $ (7,598)
US Large Cap High Div Volatility Wtd ETF
Common Stocks ............................ 337,524,753 — — 337,524,753
Total .................................... $ 337,524,753 $ — $ — $ 337,524,753
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (34,781) — — (34,781)
Total .................................... $ (34,781) $ — $ — $ (34,781)
US Small Cap High Div Volatility Wtd ETF
Common Stocks ............................ 289,350,293 — — 289,350,293
Collateral for Securities Loaned ................ 3,144,728 — — 3,144,728
Total .................................... $ 292,495,021 $ — $ — $ 292,495,021
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (64,347) — — (64,347)
Total .................................... $ (64,347) $ — $ — $ (64,347)
Dividend Accelerator ETF
Common Stocks ............................ 224,853,593 — — 224,853,593
Total .................................... $ 224,853,593 $ — $ — $ 224,853,593
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (23,565) — — (23,565)
Total .................................... $ (23,565) $ — $ — $ (23,565)

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
113
(Unaudited)
Level 1 Level 2 Level 3 Total
US Multi-Factor Minimum Volatility ETF
Common Stocks ............................ $ 112,522,372 $ — $ — $ 112,522,372
Total .................................... $ 112,522,372 $ — $ — $ 112,522,372
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (9,637) — — (9,637)
Total .................................... $ (9,637) $ — $ — $ (9,637)
US 500 Enhanced Volatility Wtd ETF
Common Stocks ............................ 425,511,116 — — 425,511,116
Investment Companies ....................... 1,901,137 — — 1,901,137
Total .................................... $ 427,412,253 $ — $ — $ 427,412,253
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (60,092) — — (60,092)
Total .................................... $ (60,092) $ — $ — $ (60,092)
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks ............................ 759,124,988 — — 759,124,988
Investment Companies ....................... 2,940,321 — — 2,940,321
Collateral for Securities Loaned ................ 1,866,372 — — 1,866,372
Total .................................... $ 763,931,681 $ — $ — $ 763,931,681
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (86,554) — — (86,554)
Total .................................... $ (86,554) $ — $ — $ (86,554)
US Discovery Enhanced Volatility Wtd ETF
Common Stocks ............................ 41,045,213 — — 41,045,213
Investment Companies ....................... 65,188 — — 65,188
Collateral for Securities Loaned ................ 286,428 — — 286,428
Total .................................... $ 41,396,829 $ — $ — $ 41,396,829
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (6,209) — — (6,209)
Total .................................... $ (6,209) $ — $ — $ (6,209)
THB Mid Cap ETF
Common Stocks ............................ 84,435,992 — — 84,435,992
Total .................................... $ 84,435,992 $ — $ — $ 84,435,992
Free Cash Flow ETF
Common Stocks ............................ 1,682,800,946 — — 1,682,800,946
Collateral for Securities Loaned ................ 6,584 — — 6,584
Total .................................... $ 1,682,807,530 $ — $ — $ 1,682,807,530
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (50,105) — — (50,105)
Total .................................... $ (50,105) $ — $ — $ (50,105)
Small Cap Free Cash Flow ETF
Common Stocks ............................ 180,112,909 — — 180,112,909

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
114
(Unaudited)
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2024, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as
Level 1 Level 2 Level 3 Total
Small Cap Free Cash Flow ETF, continued
Collateral for Securities Loaned ................ $ 3,564,073 $ — $ — $ 3,564,073
Total .................................... $ 183,676,982 $ — $ — $ 183,676,982
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (778) — — (778)
Total .................................... $ (778) $ — $ — $ (778)
Free Cash Flow Growth ETF
Common Stocks ............................ 47,534,265 — — 47,534,265
Total .................................... $ 47,534,265 $ — $ — $ 47,534,265
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value security.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
115
(Unaudited)
variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2024, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2024:
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (402,529)
US 500 Volatility Wtd ETF ............................................................................. $ 52,476
US Small Cap Volatility Wtd ETF ........................................................................ 6,387
International Volatility Wtd ETF ......................................................................... 7,598
US Large Cap High Div Volatility Wtd ETF ................................................................. 34,781
US Small Cap High Div Volatility Wtd ETF ................................................................. 64,347
Dividend Accelerator ETF ............................................................................. 23,565
US Multi-Factor Minimum Volatility ETF .................................................................. 9,637
US 500 Enhanced Volatility Wtd ETF ..................................................................... 60,092
US EQ Income Enhanced Volatility Wtd ETF ................................................................ 86,554
US Discovery Enhanced Volatility Wtd ETF ................................................................. 6,209
Free Cash Flow ETF ................................................................................. 50,105
Small Cap Free Cash Flow ETF ......................................................................... 778
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 808346.00 (429644.00)
US 500 Volatility Wtd ETF ........................................................... $ 147,914 $ (56,388)
US Small Cap Volatility Wtd ETF ...................................................... 15,629 (8,664)
International Volatility Wtd ETF ....................................................... (24,762) (8,853)
US Large Cap High Div Volatility Wtd ETF ............................................... 80,457 (35,606)
US Small Cap High Div Volatility Wtd ETF ............................................... 8,442 (73,321)
Dividend Accelerator ETF ........................................................... 67,910 (24,369)
US Multi-Factor Minimum Volatility ETF ................................................ 35,010 (9,649)
US 500 Enhanced Volatility Wtd ETF ................................................... 126,581 (65,225)
US EQ Income Enhanced Volatility Wtd ETF .............................................. 213,852 (86,549)

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
116
(Unaudited)
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2024:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
US Discovery Enhanced Volatility Wtd ETF ............................................... $ 13,011 $ (6,461)
Free Cash Flow ETF ............................................................... 121,770 (52,809)
Small Cap Free Cash Flow ETF ....................................................... 2,532 (1,750)
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US Small Cap Volatility Wtd ETF ..................................... $ 241,974 $ — $ 252,276
International Volatility Wtd ETF ...................................... 1,629,039 — 1,813,235
US Small Cap High Div Volatility Wtd ETF .............................. 3,056,764 — 3,144,728
US EQ Income Enhanced Volatility Wtd ETF ............................. 1,834,670 — 1,866,372
US Discovery Enhanced Volatility Wtd ETF .............................. 276,155 — 286,428
Free Cash Flow ETF .............................................. 6,402 — 6,584
Small Cap Free Cash Flow ETF ...................................... 3,518,453 — 3,564,073

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
117
(Unaudited)
payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2024, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US 500 Volatility Wtd ETF .................................. $ 63,581,259 $ 63,411,709 $ — $ 25,416,525
US Small Cap Volatility Wtd ETF ............................. 7,897,453 7,970,643 4,034,397 —
International Volatility Wtd ETF .............................. 13,968,636 14,209,318 1,986,596 —
US Large Cap High Div Volatility Wtd ETF ...................... 67,898,278 68,593,832 3,323,457 22,735,501
US Small Cap High Div Volatility Wtd ETF ...................... 105,373,841 106,494,820 — 31,509,720
Dividend Accelerator ETF .................................. 33,222,664 33,460,506 — 28,859,858
US Multi-Factor Minimum Volatility ETF ....................... 49,607,338 49,276,115 46,353,876 79,638,113
US 500 Enhanced Volatility Wtd ETF .......................... 51,639,197 51,392,630 — 30,597,943
US EQ Income Enhanced Volatility Wtd ETF ..................... 164,107,979 164,444,997 — 97,613,104
US Discovery Enhanced Volatility Wtd ETF ...................... 9,794,627 9,842,451 5,316,024 8,243,326
THB Mid Cap ETF ....................................... 33,236,594 33,271,841 17,091,716 40,357,181
Free Cash Flow ETF ...................................... 840,140,002 821,312,766 1,804,435,385 656,244,784
Small Cap Free Cash Flow ETF .............................. 81,946,398 80,444,449 193,911,752 72,300,226
Free Cash Flow Growth ETF ................................ 13,910,466 13,152,581 50,917,202 1,813,757

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
118
(Unaudited)
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
International Volatility Wtd ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
US Multi-Factor Minimum Volatility ETF
Ownership %
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.9
THB Mid Cap ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.3
Free Cash Flow ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Small Cap Free Cash Flow ETF
Ownership %
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Free Cash Flow Growth ETF
Ownership %
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Flat Rate
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
119
(Unaudited)
Amounts incurred and paid to VCM for the six months ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of the Adviser, will serve as Distributor for the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of December 31, 2024, the expense limits (excluding voluntary waivers) were as follows:
Flat Rate
International Volatility Wtd ETF 0.40%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
THB Mid Cap ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Free Cash Flow Growth ETF 0.35%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2025
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
120
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
For the six months ended December 31, 2024, the following recoupment amounts were paid to the Adviser:
As of  December 31, 2024 , the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as
Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2024, the Adviser voluntarily waived the following amounts:
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
THB Mid Cap ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49%
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%(a)
(a) In effect from December 4, 2024, until October 31, 2026.
Amount
US EQ Income Enhanced Volatility Wtd ETF ................................................................. $ 2,884
Free Cash Flow ETF .................................................................................. 6,220
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
US 500 Volatility Wtd ETF .................................. $ 4,306 $ 42,444 $ 58,578 $ 10,630 $ 115,958
US Small Cap Volatility Wtd ETF ............................. 28,080 49,222 48,637 25,871 151,810
International Volatility Wtd ETF .............................. 38,302 133,661 105,589 69,807 347,359
US Large Cap High Div Volatility Wtd ETF ...................... 26,618 45,307 61,491 21,007 154,423
US Small Cap High Div Volatility Wtd ETF ...................... 36,462 50,332 63,444 23,483 173,721
Dividend Accelerator ETF .................................. 13,940 47,541 53,477 21,747 136,705
US Multi-Factor Minimum Volatility ETF ....................... 21,808 44,634 48,006 23,638 138,086
US 500 Enhanced Volatility Wtd ETF .......................... 3,538 28,114 64,598 14,902 111,152
US EQ Income Enhanced Volatility Wtd ETF ..................... 76,574 25,530 89,797 6,023 197,924
US Discovery Enhanced Volatility Wtd ETF ...................... 29,153 50,780 51,521 27,537 158,991
THB Mid Cap ETF ....................................... 23,520 41,285 34,722 18,401 117,928
Free Cash Flow ETF ...................................... — 623 91,362 6,663 98,648
Small Cap Free Cash Flow ETF .............................. — — 70,308 24,180 94,488
Free Cash Flow Growth ETF ................................ — — — 11,563 11,563
Amount
US 500 Volatility Wtd ETF .............................................................................. $ 88,131
US Small Cap Volatility Wtd ETF ......................................................................... 5,536
International Volatility Wtd ETF .......................................................................... 15,869
US Large Cap High Div Volatility Wtd ETF .................................................................. 57,314
US Small Cap High Div Volatility Wtd ETF .................................................................. 48,953
Dividend Accelerator ETF .............................................................................. 41,702
US Multi-Factor Minimum Volatility ETF ................................................................... 21,423
US 500 Enhanced Volatility Wtd ETF ...................................................................... 72,247
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 134,973
US Discovery Enhanced Volatility Wtd ETF .................................................................. 7,046
THB Mid Cap ETF ................................................................................... 17,170
Free Cash Flow ETF .................................................................................. 170,895
Small Cap Free Cash Flow ETF .......................................................................... 20,537
Free Cash Flow Growth ETF ............................................................................ 890*
* For the period December 4, 2024 (commencement of operations) to December 31, 2024.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
121
(Unaudited)
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities or Bond Risk —  US 500 Enhanced Volatility Wtd ETF, US EQ Income Enhanced Volatility Wtd ETF, and US Discovery
Enhanced Volatility Wtd ETF (herein, the Funds) are subject to the risk that the market value of the bonds in the Funds’ portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds’ portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — The International Volatility Wtd ETF and THB Mid Cap ETF invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Passive Investment Risk/Index Risk  — Certain Funds are designed to track the index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Limited History of Operations Risk — Small Cap Free Cash Flow ETF and Free Cash Flow Growth ETF are new and, therefore, have a limited history of operations for investors to evaluate.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Small-Capitalization Stock Risk — Certain Funds invest in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks.
Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, such as the information technology sector, energy sector, or health care sector, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
122
(Unaudited)
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory Funds
Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating
Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2024, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used:
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the
Declared Paid
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
THB Mid Cap ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term
Amount
Long-Term
Amount Total
US 500 Volatility Wtd ETF ............................................... $ (45,346,407) $ (50,957,750) $ (96,304,157)
US Small Cap Volatility Wtd ETF .......................................... (6,520,818) (4,773,253) (11,294,071)
International Volatility Wtd ETF ........................................... (3,372,576) (3,761,869) (7,134,445)
US Large Cap High Div Volatility Wtd ETF ................................... (35,594,391) (39,358,524) (74,952,915)
US Small Cap High Div Volatility Wtd ETF ................................... (65,208,292) (38,011,804) (103,220,096)
Dividend Accelerator ETF ............................................... (13,635,960) (18,758,991) (32,394,951)
US Multi-Factor Minimum Volatility ETF .................................... (19,698,274) (5,743,848) (25,442,122)
US 500 Enhanced Volatility Wtd ETF ....................................... (109,036,595) (22,477,041) (131,513,636)
US EQ Income Enhanced Volatility Wtd ETF .................................. (433,867,853) (35,107,198) (468,975,051)
US Discovery Enhanced Volatility Wtd ETF ................................... (48,197,078) (1,881,021) (50,078,099)
THB Mid Cap ETF .................................................... (158,517) (31,410) (189,927)
Free Cash Flow ETF ................................................... (10,825,049) — (10,825,049)
Small Cap Free Cash Flow ETF ........................................... (2,338,355) — (2,338,355)

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
123
(Unaudited)
purpose of exercising management or control. These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments. Section
12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund’s investment adviser. When a fund’s investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund’s investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers. Transactions in affiliated securities during the six months ended December 31, 2024, were as follows:
10. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
12/31/2024
Dividend
Income
US Small Cap Volatility
Wtd ETF
Victory Capital Holdings,
Inc., Class A .......... $ 94,314 $ 11,342 $ (38,264) $ 10,929 $ — $ 16,400 $ 94,721 $ 1,455
US Discovery Enhanced
Volatility Wtd ETF
Victory Capital Holdings,
Inc., Class A .......... 124,575 16,175 (72,113) 24,751 — 12,134 105,522 1,790

Victory Portfolios II

(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2024. The
Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement.
The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends;
Tracking error, as applicable; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-
traded funds (“ETFs”) compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a
Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund expenses.

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
125
(Unaudited)
The Board also reviewed the fee of a comparable mutual fund managed by the Adviser that is comparable to the VictoryShares US 500
Enhanced Volatility Wtd ETF and the differences in the services provided to the mutual fund. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board considered that the passively managed Funds, and in particular those passively managed Funds with investment strategies that include a “long/cash” feature, could be considered unique as compared to the peer group of ETFs selected by the independent, third-party consultant.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
VictoryShares US 500 Volatility Wtd ETF
Performance . Noting that the Fund commenced operations in 2014 and that its investment objective is to track the performance of an index maintained by an independent third party before fees and expenses, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The
Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Small Cap Volatility Wtd ETF
Performance. Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed and outperformed the peer group median for all of the periods reviewed. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
126
(Unaudited)
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares International Volatility Wtd ETF
Performance. Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one- and three-year periods, and outperformed the peer group median for the five-year period. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Large Cap High Div Volatility Wtd ETF
Performance. Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The
Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Small Cap High Div Volatility Wtd ETF
Performance. Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The
Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
127
(Unaudited)
VictoryShares Dividend Accelerator ETF
Performance. Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The
Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Multi-Factor Minimum Volatility ETF
Performance. Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one- and five-year periods, and matched the peer group median for the three-year period. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US 500 Enhanced Volatility Wtd ETF
Performance. Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The
Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Performance. Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The
Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
128
(Unaudited)
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Performance. Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The
Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares THB Mid Cap ETF
Performance. Noting that the Fund commenced operations in 2021, the Board compared the Fund’s one-year performance for the period ended
June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the period reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The
Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each Fund; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
129
(Unaudited)
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.
Considerations of the Board in Approving the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of VictoryShares Free Cash Flow Growth ETF (the “Fund”) at a meeting, which was called for that purpose, on October 22, 2024. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.
The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Fund, which also serves as independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board recognized that management was proposing to add the Fund as an investment portfolio of the Trust and that the Fund had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services to be provided by the Adviser;
The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Fund;
The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund share-
holders as the Fund grows;
Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The estimated total expenses of the Fund;
Management’s commitment to operating the Fund at a competitive expense level;
The expected profitability of the Adviser with respect to the Adviser’s relationship with the Fund;
Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits expected to be received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Fund for administration and fund accounting services;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed the Fund’s proposed gross management fee both in the context of the Adviser’s expected profitability from the Fund and the historical costs associated with operating similar funds. The Board acknowledged that the Fund’s profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Fund’s expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fee with comparable exchange-traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser’s commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Fund were being proposed at this time.
The Board reviewed various other factors with respect to the Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.
Approval of the Agreement on Behalf of the Funds
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an initial two-year period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser’s relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services to be provided by the Adviser;

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
130
(Unaudited)
The Adviser’s entrepreneurial commitment to the management of the Fund and their inclusion in a broad-based family of funds, which could entail a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing quality portfolio management teams; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VPII-VICTORYSHARESETF-SAR (12/24)

December 31, 2024
Semi-Annual Report: Full Financials
VictoryShares Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF
VictoryShares Core Plus Intermediate Bond ETF
VictoryShares Corporate Bond ETF
VictoryShares WestEnd Economic Cycle Bond ETF

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Victory
Portfolios II
1
Schedules of Portfolio Investments
VictoryShares Short-Term Bond ETF
3
VictoryShares Core Intermediate Bond ETF
20
VictoryShares Core Plus Intermediate Bond ETF
43
VictoryShares Corporate Bond ETF
67
VictoryShares WestEnd Economic Cycle Bond ETF
76
Financial Statements
Statements of Assets and Liabilities
86
Statements of Operations
88
Statements of Changes in Net Assets
90
Financial Highlights
92
Notes to Financial Statements 97
Supplemental Information
Advisory Contract Approval
108

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares Short-Term Bond ETF
3
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (26.6%)
ABS Auto (16.0%):
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 5/15/27 @ 100(a) ............... $ 1,000,000 $ 1,019,097
Series 2023-1, Class D, 6.74%, 4/15/34, Callable 5/15/27 @ 100(a) ............... 422,000 431,851
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 7/15/27 @ 100(a) ............... 1,000,000 1,016,957
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 7/15/27 @ 100(a) ............... 667,000 691,983
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class D, 5.41%, 9/15/32, Callable
6/15/28 @ 100(a) ................................................... 825,542 822,787
American Credit Acceptance Receivables Trust .................................
Series 2021-4, Class E, 3.12%, 2/14/28, Callable 5/13/25 @ 100(a) ............... 500,000 496,484
Series 2023-2, Class C, 5.96%, 8/13/29, Callable 7/12/26 @ 100(a) ............... 1,000,000 1,004,430
Series 2024-4, Class C, 4.91%, 8/12/31, Callable 5/12/28 @ 100(a) ............... 1,000,000 993,863
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 6/15/29 @ 100(a) .............. 333,333 333,024
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 6/15/29 @ 100(a) ............. 407,407 408,832
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 6/15/29 @ 100(a) .............. 348,387 348,654
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 4/18/25 @ 100 ................. 500,000 494,764
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 1,000,000 982,178
Series 2021-2, Class C, 1.01%, 1/19/27, Callable 1/18/26 @ 100 ................. 1,000,000 979,739
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 670,263 667,226
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 10/15/27 @ 100(a) ............. 1,350,000 1,367,701
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 275,000 277,692
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 344,000 346,425
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 1,000,000 1,020,794
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 1,000,000 1,015,185
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77%, 8/15/30,
Callable 8/15/29 @ 100 .............................................. 857,000 852,149
CarMax Auto Owner Trust ................................................
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 1,370,000 1,332,039
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 1/15/26 @ 100 ................. 250,000 240,973
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 4/15/27 @ 100 ................ 1,000,000 1,008,950
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 8/15/27 @ 100 ................. 1,000,000 1,042,315
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 9/15/27 @ 100 ................. 1,000,000 1,008,058
Series 2024-4, Class D, 5.36%, 8/15/31, Callable 3/15/28 @ 100 ................. 740,000 736,281
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 12/8/25 @ 100 ................. 500,000 483,755
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 7/10/26 @ 100 ................ 178,971 173,942
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 7/10/26 @ 100 ................ 219,530 212,144
Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 10/10/27 @ 100 ............... 155,984 149,972
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 11/25/27 @ 100(a) ............ 1,878,000 1,949,081
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 12/25/27 @ 100(a) ............. 805,000 818,831
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 3/25/28 @ 100(a) .............. 356,000 344,936
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 176,000 176,618
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 200,000 201,656
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 375,000 379,635
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 791,000 802,214
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 765,000 777,961
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 8/15/27 @ 100(a) .............. 600,000 601,357
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 2,000,000 2,043,285
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 6/15/27 @ 100(a) ............. 1,000,000 1,020,864
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 9/15/27 @ 100(a) ............. 1,000,000 1,007,489
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 4/15/27 @
100(a) ........................................................... 1,500,000 1,505,534
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100(a) .............. 191,315 191,003
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. 1,000,000 1,000,024
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 8/15/26 @ 100(a) .............. 1,050,000 1,085,833

Victory Portfolios II
VictoryShares Short-Term Bond ETF
4
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. $ 1,000,000 $ 1,025,662
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 25,000 25,952
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,028,235
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 977,000 1,017,211
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 9/15/25 @ 100 1,443,799 1,417,949
DT Auto Owner Trust, Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 2/15/25 @ 100(a) 500,000 499,220
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 6/15/28 @ 100(a) ............ 1,510,000 1,548,532
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 400,000 412,047
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 327,600 338,712
Enterprise Fleet Financing LLC .............................................
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 8/20/25 @ 100(a) .............. 210,518 210,474
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) .............. 1,444,000 1,437,047
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 1,000,000 1,014,762
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 664,965 670,405
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) .............. 1,000,000 1,009,973
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 668,000 684,642
Series 2024-4, Class A3, 4.56%, 11/20/28, Callable 8/20/28 @ 100(a) ............. 500,000 497,431
Exeter Automobile Receivables Trust .........................................
Series 2020-2A, Class E, 7.19%, 9/15/27, Callable 2/15/25 @ 100(a) .............. 1,891,822 1,896,152
Series 2021-4A, Class C, 1.46%, 10/15/27, Callable 6/15/26 @ 100 ............... 4,036 4,036
Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 10/15/27 @ 100 .............. 1,000,000 1,006,397
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 1/15/28 @ 100(a) ............. 1,212,000 1,225,836
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 1/15/28 @ 100(a) .............. 1,142,000 1,156,405
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 1/15/28 @ 100(a) ............. 334,286 339,249
Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 1/15/28 @ 100(a) .............. 567,778 576,321
First Investors Auto Owner Trust, Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 2/15/28
@ 100(a) ......................................................... 1,000,000 1,031,946
Flagship Credit Auto Trust ................................................
Series 2019-3, Class E, 3.84%, 12/15/26, Callable 2/15/25 @ 100(a) .............. 298,738 298,378
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 4/15/25 @ 100(a) ............... 1,500,000 1,489,369
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 9/15/26 @ 100(a) ............... 1,750,000 1,679,669
Series 2021-4, Class B, 1.49%, 2/15/27, Callable 2/15/27 @ 100(a) ............... 577,315 574,710
Series 2021-4, Class C, 1.96%, 12/15/27, Callable 2/15/27 @ 100(a) .............. 1,000,000 978,187
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100 ................ 360,000 361,265
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 ................. 786,000 800,695
Ford Credit Auto Owner Trust ..............................................
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822,000 828,225
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 1,000,000 1,007,830
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 2,290,000 2,319,531
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 3/15/25 @ 100(a) .............. 250,000 249,006
Series 2022-1, Class B, 2.15%, 5/17/27, Callable 10/15/25 @ 100(a) .............. 820,352 818,827
Series 2022-2, Class A3, 4.59%, 6/15/27, Callable 2/15/26 @ 100(a) .............. 143,718 143,710
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 8/15/26 @ 100(a) ............... 626,000 628,047
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 2/15/27 @ 100(a) ............... 714,000 718,776
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 6/15/28 @ 100(a) ............ 1,000,000 1,016,428
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 415,000 422,247
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 250,000 256,457
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 7/15/27 @ 100(a) .............. 750,000 767,546
Series 2024-2A, Class B, 5.77%, 11/15/28, Callable 10/15/28 @ 100(a) ............ 667,000 676,186
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 1,000,000 1,077,127
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 8/15/28 @ 100(a) .............. 500,000 505,492
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 8/15/29 @ 100(a) ............. 505,000 494,759
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable
11/20/25 @ 100 .................................................... 417,000 419,923
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,001,947
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,003,346

Victory Portfolios II
VictoryShares Short-Term Bond ETF
5
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 10/15/26 @ 100(a) .............. $ 500,000 $ 502,556
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 1,000,000 992,352
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 1,000,000 991,671
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 1,000,000 1,010,699
Hyundai Auto Receivables Trust, Series 2024-C, Class B, 4.67%, 1/15/31, Callable 11/15/28 @
100 ............................................................. 471,000 465,218
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 5/25/25 @ 100(a) 36,171 35,801
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 12/15/25 @ 100(a) ............ 149,409 149,263
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 1,000,000 992,155
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 10/15/26 @ 100(a) ............. 163,474 163,719
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 10/15/26 @ 100(a) ............. 800,000 805,218
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 4/15/27 @ 100(a) .............. 453,000 465,834
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 6/15/27 @ 100(a) .............. 350,000 355,020
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 8/15/28 @ 100(a) .............. 381,000 372,730
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26, Callable 4/15/26
@ 100(a) ......................................................... 58,259 58,303
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 694,954 703,332
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 1,200,000 1,212,741
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 1,500,000 1,513,429
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 2,000,000 2,034,874
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 1,377,000 1,399,163
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class A, 5.59%, 4/25/29(a) ................................. 1,000,000 1,010,046
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 390,000 394,429
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 633,000 638,755
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 413,793 417,654
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 10/15/27 @ 100(a) ............ 500,000 513,147
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 11/15/27 @ 100(a) ............ 925,000 948,776
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 11/15/27 @ 100(a) ............. 1,000,000 1,031,844
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 11/15/27 @ 100(a) ............. 1,000,000 1,035,733
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 11/15/27 @ 100(a) ............ 1,000,000 1,042,154
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @
100(a) ........................................................... 1,182,925 1,161,301
Oscar US Funding XIV LLC ...............................................
Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 4/10/26 @ 100(a) ............. 173,390 172,986
Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @ 100(a) ............. 150,000 146,866
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 10/10/28 @
100(a) ........................................................... 1,000,000 986,468
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 4/15/26 @ 100(a) ............. 1,000,000 996,882
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 452,000 450,427
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 917,000 913,863
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 2/15/27 @ 100(a) .............. 1,000,000 1,005,333
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 10/15/27 @ 100(a) ............. 2,000,000 2,058,003
Santander Bank Auto Credit Linked Notes .....................................
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 1/15/29 @ 100(a) ............... 646,000 644,986
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 1/15/29 @ 100(a) ............... 694,000 692,967
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 146,248 146,226
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 79,656 79,777
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 350,000 358,995
Series 2022-B, Class B, 5.72%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 10,888 10,892
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 182,060 182,945
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 182,060 183,069
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 152,376 153,622
Series 2022-C, Class E, 11.37%, 12/15/32, Callable 12/15/26 @ 100(a) ............ 109,236 110,751
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 9/15/27 @ 100(a) ............... 69,534 70,075
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 9/15/27 @ 100(a) ............... 281,676 283,900

Victory Portfolios II
VictoryShares Short-Term Bond ETF
6
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 12/15/27 @ 100(a) ............. $ 427,753 $ 430,795
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 1,283,258 1,297,029
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 10/15/25 @ 100(a) . 341 341
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 9/17/29, Callable 9/15/27 @ 100(a) ............. 1,800,000 1,829,544
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 9/15/27 @ 100(a) ............. 750,000 767,652
Series 2023-1A, Class C, 6.61%, 4/15/30, Callable 9/15/27 @ 100(a) .............. 1,500,000 1,549,175
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 9/15/27 @ 100(a) ............. 1,000,000 1,030,479
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. 903,000 921,148
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 840,000 849,183
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 1/20/28 @ 100(a) .............. 500,000 504,831
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 3/20/28 @ 100(a) .............. 929,000 939,995
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 3/20/29 @ 100(a) ............. 1,000,000 987,988
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 1,500,000 1,514,669
Series 2023-B, Class B, 6.57%, 8/20/27, Callable 11/20/25 @ 100(a) .............. 675,000 685,049
Tesla Electric Vehicle Trust ................................................
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 9/20/27 @ 100(a) .............. 1,350,000 1,366,700
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 9/20/27 @ 100(a) ............... 1,300,000 1,319,988
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 7/20/25 @
100(a) ........................................................... 1,333,000 1,337,518
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 2,602,108 2,638,522
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 1/10/27 @ 100(a) ............... 1,659,757 1,664,400
Series 2024-1, Class B, 6.57%, 6/10/27, Callable 6/10/27 @ 100(a) ............... 1,500,000 1,514,842
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 11/15/27 @ 100(a) ............ 1,000,000 1,005,028
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 11/15/27 @ 100(a) ........... 1,000,000 1,010,980
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 11/15/27 @ 100(a) ............. 534,000 541,927
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 11/15/27 @ 100(a) ............. 1,000,000 1,021,164
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class A3, 6.87%, 11/15/27, Callable 11/15/27 @ 100(a) ............ 500,000 505,844
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 9/15/28 @ 100(a) ............... 1,000,000 1,030,426
Series 2024-A, Class B, 5.77%, 7/15/30, Callable 11/15/28 @ 100(a) .............. 250,000 252,806
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 11/15/25 @ 100(a) ............. 1,000,000 985,767
Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 6/15/26 @ 100(a) .............. 137,328 137,295
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 11/15/26 @ 100(a) ............. 500,000 501,277
Series 2024-3A, Class B, 4.72%, 11/15/29, Callable 6/15/28 @ 100(a) ............. 500,000 496,685
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 646,197 649,776
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,000,000 1,006,012
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 1,667,000 1,683,672
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 911,000 943,712
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 822,222 813,820
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 1/15/27 @
100 ............................................................. 1,250,000 1,264,187
145,546,020
ABS Card (1.3%):
American Express Credit Account Master Trust, Series 2024-1, Class A, 5.23%, 4/16/29 .... 2,000,000 2,031,087
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 630,000 632,375
Evergreen Credit Card Trust ...............................................
Series 2023-CRT3, Class B, 6.58%, 2/16/27(a) .............................. 762,000 763,411
Series 2023-CRT3, Class C, 7.31%, 2/16/27(a) .............................. 423,000 423,956
Series 2024-CRT4, Class B, 5.25%, 10/16/28(a) ............................. 395,000 395,883
Series 2024-CRT4, Class C, 5.64%, 10/16/28(a) ............................. 452,000 451,685
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 500,000 470,068
Master Credit Card Trust II ................................................
Series 2022-1A, Class B, 1.97%, 7/21/26(a) ................................ 1,000,000 998,419
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 600,000 602,823
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 410,000 412,856
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 476,000 479,797

Victory Portfolios II
VictoryShares Short-Term Bond ETF
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ $ 840,000 $ 845,366
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5.23%, 3/26/31(a) ................................ 1,000,000 996,194
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 375,000 374,342
Series 2023-3A, Class C, 6.94%, 8/28/28(a) ................................ 1,000,000 1,009,732
Series 2024-1A, Class C, 5.99%, 12/27/28(a) ............................... 560,000 563,313
11,451,307
ABS Other (9.3%):
AFG ABS I LLC .......................................................
Series 2023-1, Class A2, 6.30%, 9/16/30, Callable 2/15/27 @ 100(a) .............. 212,261 213,184
Series 2023-1, Class B, 7.51%, 9/16/30, Callable 2/15/27 @ 100(a) ............... 832,992 844,079
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27,
Callable 1/20/25 @ 100(a) ............................................ 801,992 800,569
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 8/20/25 @ 100(a) ............ 74,029 73,509
Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 8/20/25 @ 100(a) .............. 541,000 532,725
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 750,000 765,552
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 655,173 671,335
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 325,000 339,037
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class B, 5.37%, 1/21/31,
Callable 2/20/28 @ 100(a) ............................................ 640,000 644,893
Atalaya Equipment Leasing Trust, Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 1/15/25
@ 100(a) ......................................................... 1,000,000 974,832
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 2/15/28 @ 100(a) ............. 1,000,000 1,014,407
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 413,000 423,050
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 300,000 309,903
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 471,000 492,927
Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 4/15/29 @ 100(a) ............. 1,000,000 1,014,291
Series 2024-1A, Class C, 6.01%, 7/15/31, Callable 4/15/29 @ 100(a) .............. 750,000 767,868
Series 2024-1A, Class D, 6.79%, 7/15/31, Callable 4/15/29 @ 100(a) .............. 1,000,000 1,035,916
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 12/15/26 @
100(a) ........................................................... 456,901 461,634
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 7/15/27 @ 100(a) .............. 365,000 362,612
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 7/15/27 @ 100(a) .............. 252,000 251,289
Capital Automotive REIT .................................................
Series 2024-2A, Class A1, 4.90%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 293,000 287,741
Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @ 100(a) ........... 747,551 705,108
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/32, Callable 4/20/29
@ 100(a) ......................................................... 1,200,000 1,210,986
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 950,000 961,615
CCG Receivables Trust ...................................................
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 12/14/26 @ 100(a) .............. 1,000,000 1,017,911
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 12/14/26 @ 100(a) .............. 1,777,778 1,812,113
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 1,963,000 2,025,097
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 433,000 452,541
Clarus Capital Funding LLC ...............................................
Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 3/20/28 @ 100(a) .............. 585,000 578,912
Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 3/20/28 @ 100(a) .............. 292,000 286,624
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 2,500,000 2,496,176
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(a) ........... 249,755 249,508
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 357,791 358,015
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 809,913 820,458
Crossroads Asset Trust ...................................................
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 3/20/28 @ 100(a) ............... 839,000 853,334
Series 2024-A, Class C, 6.52%, 8/20/30, Callable 3/20/28 @ 100(a) ............... 750,000 766,162
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 1,860,000 1,772,711
Dell Equipment Finance Trust ..............................................

Victory Portfolios II
VictoryShares Short-Term Bond ETF
8
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. $ 909,091 $ 921,450
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 1,000,000 1,010,679
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 761,000 774,144
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 4/22/26 @ 100(a) .............. 353,000 360,786
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 273,000 277,795
Series 2024-2, Class C, 4.99%, 8/22/30, Callable 4/22/27 @ 100(a) ............... 500,000 498,207
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 4/22/27 @ 100(a) ............... 509,000 508,944
Dext ABS LLC ........................................................
Series 2021-1, Class C, 2.29%, 9/15/28, Callable 2/15/26 @ 100(a) ............... 1,000,000 984,355
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 11/15/26 @ 100(a) ............. 570,171 574,217
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 11/15/26 @ 100(a) .............. 2,000,000 2,046,989
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 1,000,000 1,021,024
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 667,000 677,065
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 655,000 596,015
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 11/20/27 @ 100(a) ..... 1,000,000 1,014,661
DLLAD LLC ..........................................................
Series 2024-1A, Class A3, 5.30%, 7/20/29, Callable 3/20/29 @ 100(a) ............. 1,000,000 1,013,089
Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 3/20/29 @ 100(a) ............. 644,898 655,499
DLLMT LLC, Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 3/20/27 @ 100(a) ...... 571,429 578,051
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 7/20/25 @ 100(a) ....... 316,447 316,079
FirstKey Homes Trust ....................................................
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 1,000,000 951,253
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)(b) ........................... 1,000,000 950,732
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a) .. 1,000,000 949,886
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a) ...... 532,000 535,714
Frontier Issuer LLC .....................................................
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 466,667 483,103
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 400,000 426,871
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 1,175,000 1,305,204
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100(a) .............. 327,000 343,441
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 300,000 314,433
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 200,000 202,482
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 500,000 503,181
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 740,000 743,440
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 325,000 327,788
HPEFS Equipment Trust ..................................................
Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 7/20/25 @ 100(a) ............. 667,000 659,013
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 12/20/26 @ 100(a) ............. 500,000 509,504
Series 2024-1A, Class D, 5.82%, 12/22/31, Callable 8/20/27 @ 100(a) ............. 2,069,000 2,076,168
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 714,286 717,145
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 2/15/28 @ 100 . 550,000 558,185
Kubota Credit Owner Trust, Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @
100(a) ........................................................... 650,000 656,964
M&T Equipment LEAF Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 8/15/27 @
100(a) ........................................................... 1,038,000 1,048,046
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000,000 1,917,739
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 500,000 508,393
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 11/13/30 @ 100(a) ............. 173,000 174,292
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 1/20/25 @ 100(a) ............. 903,000 832,902
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 1/20/25 @ 100(a) ............. 293,000 263,034
NMEF Funding LLC ....................................................
Series 2022-A, Class B, 3.35%, 10/16/28, Callable 8/15/25 @ 100(a) .............. 679,748 675,788
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 8/15/26 @ 100(a) .............. 281,107 282,520
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 7/15/27 @ 100(a) ............... 500,000 510,011
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 3/15/28 @ 100(a) ............. 1,000,000 1,001,887
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 678,428 670,029
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 4/20/28 @ 100(a) ............ 1,500,000 1,514,884
Series 2024-1A, Class B, 5.79%, 11/20/30, Callable 4/20/28 @ 100(a) ............. 1,500,000 1,501,487
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 6/20/27 @ 100(a) ............ 571,000 565,543

Victory Portfolios II
VictoryShares Short-Term Bond ETF
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Post Road Equipment Finance LLC ..........................................
Series 2022-1A, Class A2, 4.88%, 11/15/28, Callable 12/15/25 @ 100(a) ........... $ 430,823 $ 431,005
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 564,000 570,164
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 747,000 755,107
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 417,000 427,167
SCF Equipment Leasing LLC ..............................................
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 2/20/25 @ 100(a) .............. 250,000 246,922
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/29 @ 100(a) .............. 428,571 441,601
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 11/20/28 @ 100(a) ............. 857,000 894,627
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 11/20/28 @ 100(a) ............. 1,672,000 1,770,396
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30%, 11/17/29, Callable 11/17/29 @
100(a)(b) ......................................................... 347,826 334,162
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 1/15/25
@ 100(a) ......................................................... 1,000,000 976,712
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a) ............ 1,000,000 944,891
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 455,000 455,670
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 167,000 169,673
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 10/12/27 @ 100(a) ............ 360,387 365,581
Series 2023-1A, Class B, 6.05%, 1/13/31, Callable 10/12/27 @ 100(a) ............. 500,000 509,893
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 10/12/27 @ 100(a) ............. 374,000 383,134
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 11/12/28 @ 100(a) ........... 1,133,000 1,145,502
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 350,000 355,011
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 292,000 296,447
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 258,000 263,210
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 1,000,000 1,007,099
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 417,000 423,090
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 1,409,000 1,405,765
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A3, 4.29%, 10/16/28, Callable 7/15/28 @ 100(a) ............ 333,333 330,824
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 7/15/28 @ 100(a) ............. 1,000,000 984,658
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.06%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 1,000,000 995,748
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 583,579 576,786
84,619,580
Total Asset-Backed Securities (Cost $239,018,940) 241,616,907
Collateralized Loan Obligations (0.2%)
Cash Flow CLO (0.2%):
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 6.92% (TSFR3M+230bps), 4/20/35,
Callable 1/20/25 @ 100(a)(c) .......................................... 1,000,000 1,006,536
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2, 6.17% (TSFR3M+165bps),
8/8/32, Callable 8/8/25 @ 100(a)(c) ...................................... 1,000,000 1,001,741
2,008,277
Total Collateralized Loan Obligations (Cost $2,000,000) 2,008,277
Collateralized Mortgage Obligations (3.1%)
Agency CMO Other (1.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 829,549 830,362
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 1,899,207 1,837,396
Series J, Class J, 5.50%, 3/25/51 ........................................ 3,912,231 3,881,871
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 839,229 841,163
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 906,943 908,220
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 788,403 797,471
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 932,463 934,001
10,030,484
Commercial MBS (2.0%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(b)(d) ............... 1,000,000 936,944

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.15% (TSFR1M+375bps), 10/15/37(a)(b)
(c) ............................................................. $ 1,000,000 $ 1,001,450
BPR Trust ............................................................
Series 2021-TY, Class A, 5.56% (TSFR1M+116bps), 9/15/38(a)(b)(c) ............. 1,000,000 992,669
Series 2021-TY, Class C, 6.21% (TSFR1M+181bps), 9/15/38(a)(b)(c) ............. 1,000,000 987,945
Series 2022-STAR, Class A, 7.63% (TSFR1M+323bps), 8/15/39(a)(b)(c) ........... 2,000,000 1,995,089
BX Trust .............................................................
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ 1,000,000 982,329
Series 2022-LBA6, Class C, 6.00% (TSFR1M+160bps), 1/15/39(a)(b)(c) ........... 1,000,000 997,022
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.28%, 7/10/50, Callable 6/10/25 @
100(d) ........................................................... 1,500,000 1,488,585
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.14% (TSFR1M+174bps), 4/15/34(a)(b)
(c) ............................................................. 1,000,000 1,001,435
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class B, 4.94%, 9/6/26(a)(b)(d) .... 1,000,000 994,018
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(b) ........ 1,000,000 995,191
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26
@ 100(a)(b) ....................................................... 1,500,000 1,443,216
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/37, Callable 10/13/28 @ 100(a)
(b)(d) ........................................................... 962,963 948,194
Manhattan West Mortgage Trust, Series 2020-1MW, Class B, 2.33%, 9/10/39(a)(b)(d) ...... 500,000 459,160
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/15/28(a)(b) ..................... 785,714 786,127
SHR Trust, Series 2024-LXRY, Class A, 6.35% (TSFR1M+195bps), 10/15/41(a)(b)(c) ..... 842,105 844,099
SMRT, Series 2022-MINI, Class B, 5.75% (TSFR1M+135bps), 1/15/39(a)(b)(c) .......... 1,000,000 992,736
17,846,209
Total Collateralized Mortgage Obligations (Cost $27,743,703) 27,876,693
Senior Secured Loans (0.0%)(e)
Industrials (0.0%):(e)
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.37%
(SOFR03M+375bps), 10/20/27(c) ....................................... 551,926 561,154
Total Senior Secured Loans (Cost $560,595) 561,154
Corporate Bonds (35.2%)
Communication Services (0.2%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%,
6/1/29, Callable 5/1/29 @ 100 .......................................... 1,000,000 1,019,167
Discovery Communications LLC, 3.45%, 3/15/25, Callable 2/7/25 @ 100 .............. 500,000 497,846
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100 ....................... 580,000 554,555
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%,
9/20/29, Callable 2/7/25 @ 100(a) ....................................... 131,750 131,755
2,203,323
Consumer Discretionary (2.0%):
Advance Auto Parts, Inc., 5.95%, 3/9/28, Callable 2/9/28 @ 100(f) ................... 1,000,000 1,009,649
Brunswick Corp., 5.85%, 3/18/29, Callable 2/18/29 @ 100 ......................... 1,000,000 1,015,853
Daimler Truck Finance North America LLC
5.00%, 1/15/27(a) .................................................. 2,000,000 2,003,880
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 1,000,000 1,005,034
General Motors Financial Co., Inc., 5.35%, 7/15/27 .............................. 1,000,000 1,009,800
Genuine Parts Co., 4.95%, 8/15/29, Callable 7/15/29 @ 100 ........................ 1,000,000 996,556
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 500,000 508,422
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 1,513,000 1,419,831
5.30%, 9/13/27(a) .................................................. 1,000,000 989,915
PVH Corp., 4.63%, 7/10/25, Callable 6/10/25 @ 100 ............................. 2,000,000 1,992,243
QVC, Inc., 4.45%, 2/15/25, Callable 2/7/25 @ 100 ............................... 617,000 612,575
Tapestry, Inc., 5.10%, 3/11/30, Callable 2/11/30 @ 100 ............................ 1,000,000 989,381
The Home Depot, Inc., 5.15%, 6/25/26 ....................................... 1,125,000 1,136,253
Volkswagen Group of America Finance LLC
6.20%, 11/16/28, Callable 10/16/28 @ 100(a) ............................... 1,000,000 1,021,729
5.25%, 3/22/29, Callable 2/22/29 @ 100(a) ................................ 1,000,000 987,817
ZF North America Capital, Inc., 4.75%, 4/29/25(a) ............................... 1,750,000 1,742,278
18,441,216

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Consumer Staples (0.6%):
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... $ 1,000,000 $ 1,022,982
Bunge Ltd. Finance Corp., 4.10%, 1/7/28, Callable 12/7/27 @ 100 .................... 900,000 880,970
Campbell Soup Co., 5.20%, 3/19/27 ......................................... 1,000,000 1,009,492
Coca-Cola Consolidated, Inc., 5.25%, 6/1/29, Callable 5/1/29 @ 100 .................. 1,000,000 1,012,344
Keurig Dr. Pepper, Inc., 5.05%, 3/15/29, Callable 2/15/29 @ 100 ..................... 1,000,000 1,002,621
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 1,000,000 854,698
5,783,107
Energy (2.9%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/7/25 @ 102.54(a) .................. 500,000 512,009
Apache Corp., 7.75%, 12/15/29 ............................................. 750,000 805,756
Energy Transfer LP
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100(c)(g) ...................... 167,000 165,707
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(c)(g) ...................... 1,600,000 1,595,576
EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 2/7/25 @ 103.75(a) .............. 2,000,000 2,039,954
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 3,759,000 3,686,968
Helmerich & Payne, Inc., 4.65%, 12/1/27, Callable 11/1/27 @ 100(a)(f) ................ 1,000,000 987,612
HF Sinclair Corp., 6.38%, 4/15/27, Callable 1/18/25 @ 103.19(a) .................... 1,568,000 1,590,106
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 4/15/25 @ 103(a) ...... 667,000 627,739
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100 .................... 2,946,000 2,943,032
NuStar Logistics LP, 5.75%, 10/1/25, Callable 7/1/25 @ 100 ........................ 1,000,000 999,321
Occidental Petroleum Corp., 5.50%, 12/1/25, Callable 9/1/25 @ 100 .................. 2,500,000 2,506,801
ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27 @ 100 ............................ 1,000,000 985,625
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/7/25 @ 101.03(a) ... 2,000,000 1,927,904
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27, Callable 2/7/25 @ 101.63 ................................. 1,000,000 1,007,314
5.00%, 1/15/28, Callable 2/7/25 @ 100.83 ................................. 871,000 861,673
Viper Energy, Inc.
5.38%, 11/1/27, Callable 1/23/25 @ 100.9(a) ............................... 1,000,000 985,252
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 1,000,000 1,048,183
Western Midstream Operating LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100 ............... 947,000 942,035
26,218,567
Financials (16.1%):
Ally Financial, Inc., 6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(c) ......... 2,056,000 2,142,009
American Express Co., 5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(c) ........ 2,000,000 2,007,284
American Honda Finance Corp., 4.40%, 10/5/26 ................................. 1,000,000 996,537
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 1,500,000 1,503,767
Antares Holdings LP
8.50%, 5/18/25, Callable 4/18/25 @ 100(a) ................................ 1,000,000 1,004,739
6.35%, 10/23/29, Callable 9/23/29 @ 100(a) ............................... 1,000,000 992,388
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100 ........................ 750,000 742,526
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 1,765,000 1,775,008
Athene Global Funding, 1.72%, 1/7/25(a) ...................................... 4,500,000 4,500,000
Bank of America Corp., 6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(c)(g) ........ 4,463,000 4,463,166
Blackstone Private Credit Fund
7.05%, 9/29/25 .................................................... 500,000 506,589
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 500,000 476,368
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 2,500,000 2,496,548
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 1,000,000 1,050,025
BMW U.S. Capital LLC, 4.60%, 8/13/27(a) .................................... 1,000,000 994,914
Capital One Financial Corp.
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(c) ...................... 1,000,000 1,007,193
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(c) ...................... 500,000 516,459
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 825,000 791,256
Citigroup, Inc., 1.00%, 10/30/25, Callable 1/30/25 @ 100, MTN ..................... 1,000,000 964,463
Citizens Bank NA, 4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(c) ............ 334,000 330,675
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(g) .... 2,550,000 2,533,194
CNO Global Funding
1.65%, 1/6/25(a) ................................................... 840,000 840,000
5.88%, 6/4/27(a) ................................................... 1,000,000 1,018,284
4.88%, 12/10/27(a) .................................................. 2,000,000 1,991,801
4.95%, 9/9/29(a) ................................................... 651,000 645,493

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... $ 2,000,000 $ 1,962,273
DAE Funding LLC, 2.63%, 3/20/25, Callable 2/20/25 @ 100(a) ...................... 3,131,000 3,099,343
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 2,500,000 2,544,205
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(c) ........ 2,000,000 1,975,883
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/28 ........................ 343,998 335,220
EverBank Financial Corp., 5.75%, 7/2/25, Callable 6/2/25 @ 100 .................... 1,000,000 995,407
F&G Global Funding
5.15%, 7/7/25(a) ................................................... 1,000,000 1,000,533
5.88%, 6/10/27(a) .................................................. 1,000,000 1,012,768
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(g) ........... 3,516,000 3,466,432
First Citizens BancShares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(c) 3,000,000 2,983,371
First Financial Bancorp, 5.13%, 8/25/25 ....................................... 1,000,000 982,392
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 350,000 348,237
Fiserv, Inc., 4.75%, 3/15/30, Callable 2/15/30 @ 100 ............................. 1,000,000 987,181
Ford Motor Credit Co. LLC
2.30%, 2/10/25, Callable 2/7/25 @ 100 ................................... 3,308,000 3,296,420
3.38%, 11/13/25, Callable 10/13/25 @ 100 ................................. 1,000,000 984,690
5.13%, 11/5/26 ..................................................... 1,000,000 999,212
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 1,000,000 895,113
FS KKR Capital Corp.
4.25%, 2/14/25, Callable 1/23/25 @ 100(a) ................................ 1,400,000 1,396,723
3.40%, 1/15/26, Callable 12/15/25 @ 100 ................................. 1,024,000 1,004,166
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(c) ..... 1,000,000 955,217
GA Global Funding Trust
1.63%, 1/15/26(a)(f) ................................................. 500,000 483,145
4.40%, 9/23/27(a) .................................................. 500,000 492,475
General Motors Financial Co., Inc., 4.00%, 1/15/25 .............................. 750,000 749,676
Glencore Funding LLC, 5.34%, 4/4/27(a) ...................................... 2,000,000 2,017,275
Goodman US Finance Three LLC, 3.70%, 3/15/28, Callable 12/15/27 @ 100(a)(f) ........ 750,000 713,693
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 3,400,000 3,349,323
Horace Mann Educators Corp., 7.25%, 9/15/28, Callable 8/15/28 @ 100 ................ 2,000,000 2,130,055
HSB Group, Inc., 5.82% (TSFR3M+117bps), 7/15/27, Callable 2/7/25 @ 100(c) .......... 750,000 727,111
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(c)(f)(g) .. 1,150,000 1,095,918
Hyundai Capital America, Inc.
4.30%, 9/24/27(a) .................................................. 1,000,000 983,617
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 2,000,000 2,003,914
Kemper Corp.
4.35%, 2/15/25, Callable 2/7/25 @ 100 ................................... 1,000,000 998,853
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 837,000 709,426
3.80%, 2/23/32, Callable 11/23/31 @ 100 .................................. 2,400,000 2,112,635
KeyCorp., 5.74% (SOFRINDX+125bps), 5/23/25, Callable 2/23/25 @ 100(c) ............ 2,750,000 2,754,458
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 300,000 303,657
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100 ................... 500,000 482,009
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100 ........... 500,000 498,775
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(c)(g) ............. 3,275,000 3,264,107
Metropolitan Life Insurance Co., 7.80%, 11/1/25(a) .............................. 1,250,000 1,280,449
MGIC Investment Corp., 5.25%, 8/15/28, Callable 1/23/25 @ 101.31 .................. 21,000 20,543
MMI Capital Trust I, 7.63%, 12/15/27 ........................................ 435,000 456,530
Morgan Stanley Bank NA, 4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(c) ..... 1,500,000 1,504,282
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 2/7/25 @
100.83(f) ......................................................... 1,500,000 1,267,728
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 2,000,000 2,020,562
Pacific Life Global Funding II, 4.98% (SOFR+40bps), 1/27/25(a)(c) .................. 1,300,000 1,300,450
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 4/24/26 @ 100(a) ................................ 1,000,000 1,010,164
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 1,000,000 1,006,847
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/7/25 @ 104.19(a) ....................... 1,444,000 1,484,564
Principal Life Global Funding II, 4.60%, 8/19/27(a) .............................. 1,500,000 1,495,380
Radian Group, Inc., 6.20%, 5/15/29, Callable 4/15/29 @ 100 ........................ 1,000,000 1,026,647
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(g) ........ 2,998,000 2,978,705
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 1,344,207 1,167,909
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 500,000 482,565
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 1,000,000 865,913
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 1,000,000 1,000,648

Victory Portfolios II
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13
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Synchrony Financial
4.88%, 6/13/25, Callable 5/13/25 @ 100 .................................. $ 1,000,000 $ 998,432
3.95%, 12/1/27, Callable 9/1/27 @ 100 ................................... 1,000,000 967,390
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 1,000,000 1,001,722
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(c) .................... 1,500,000 1,545,882
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(c) . 1,500,000 1,440,396
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 1,000,000 988,007
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(g) ...................... 4,300,000 4,264,911
4.98% (SOFR+109bps), 3/14/30, Callable 3/14/29 @ 100(c) .................... 1,000,000 999,640
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(g) ....... 4,000,000 3,982,402
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(c) 2,000,000 1,980,983
The Prudential Insurance Co. of America, 8.30%, 7/1/25(a)(f) ....................... 1,000,000 1,017,926
Toyota Motor Credit Corp., 4.55%, 8/7/26 ..................................... 2,000,000 2,001,057
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(g) ........... 4,000,000 3,960,101
U.S. Bancorp
5.30% (TSFR3M+318bps), Callable 4/15/27 @ 100(c)(g) ...................... 600,000 590,722
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(c) .................... 1,500,000 1,535,354
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 1,000,000 1,038,345
Wells Fargo & Co., 3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(c)(g) ............ 4,000,000 3,875,390
145,944,140
Health Care (2.0%):
Blue Cross and Blue Shield of Minnesota, 3.79%, 5/1/25(a) ......................... 2,806,000 2,772,529
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 600,000 530,119
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 1,000,000 1,005,907
HCA, Inc., 5.38%, 2/1/25 ................................................. 4,175,000 4,172,372
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 6/1/25, Callable 5/1/25 @ 100(a) .................................. 3,311,000 3,258,827
5.20%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 2,000,000 2,008,041
2.20%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 1,000,000 863,168
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 1,250,000 1,239,674
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100(a) ................................ 1,000,000 1,008,912
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 1,000,000 1,003,015
17,862,564
Industrials (3.6%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ 1,000,000 1,009,481
American Airlines Pass Through Trust, 4.00%, 3/22/29 ............................ 447,987 426,541
Aon North America, Inc., 5.15%, 3/1/29, Callable 2/1/29 @ 100 ..................... 1,000,000 1,003,544
CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable 3/20/29 @ 100 ................. 1,000,000 999,453
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29 ............................. 730,927 674,450
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 1,000,000 1,009,342
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 1,600,000 1,596,718
Lennox International, Inc., 1.35%, 8/1/25, Callable 7/1/25 @ 100 ..................... 3,625,000 3,547,885
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 952,000 968,164
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 2/7/25 @ 101.63(a) ........................................... 1,000,000 1,007,202
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 2/7/25 @ 100(a) .......... 5,650,000 5,627,253
Northrop Grumman Corp., 2.93%, 1/15/25 ..................................... 5,216,000 5,212,189
Owens Corning, 5.50%, 6/15/27, Callable 5/15/27 @ 100 .......................... 1,000,000 1,017,462
Quanta Services, Inc., 4.75%, 8/9/27, Callable 7/9/27 @ 100 ........................ 2,000,000 1,996,632
Republic Services, Inc., 5.00%, 11/15/29, Callable 10/15/29 @ 100 ................... 1,000,000 1,004,863
RXO, Inc., 7.50%, 11/15/27, Callable 2/7/25 @ 103.75(a) .......................... 500,000 514,696
Ryder System, Inc.
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 1,000,000 1,009,648
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 1,000,000 1,011,909
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 1/18/25 @ 100 ................. 1,000,000 1,000,254
U.S. Airways Pass Through Trust, 3.95%, 5/15/27 ................................ 919,775 907,685
United Airlines Pass Through Trust, 4.88%, 7/15/27 .............................. 137,200 136,308
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 1,019,000 1,026,013
32,707,692

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14
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Information Technology (0.6%):
Atlassian Corp., 5.25%, 5/15/29, Callable 4/15/29 @ 100 .......................... $ 2,000,000 $ 2,013,666
Hewlett Packard Enterprise Co., 4.45%, 9/25/26 ................................. 1,000,000 994,956
Microchip Technology, Inc., 4.90%, 3/15/28 .................................... 2,000,000 1,993,167
5,001,789
Materials (1.2%):
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 1,700,000 1,673,070
Berry Global, Inc., 1.57%, 1/15/26, Callable 12/15/25 @ 100 ........................ 2,500,000 2,412,708
Celanese US Holdings LLC, 6.17%, 7/15/27, Callable 6/15/27 @ 100 ................. 1,000,000 1,015,476
International Flavors & Fragrances, Inc., 1.23%, 10/1/25, Callable 9/1/25 @ 100(a) ........ 3,570,000 3,470,821
Solvay Finance America LLC, 5.65%, 6/4/29, Callable 5/4/29 @ 100(a) ................ 1,000,000 1,014,408
Sonoco Products Co., 4.45%, 9/1/26 ......................................... 571,000 566,941
The Sherwin-Williams Co., 4.55%, 3/1/28, Callable 2/1/28 @ 100 .................... 1,000,000 992,841
11,146,265
Real Estate (4.4%):
Boston Properties LP
3.20%, 1/15/25 .................................................... 597,000 596,553
3.65%, 2/1/26, Callable 11/3/25 @ 100 ................................... 933,000 919,612
6.75%, 12/1/27, Callable 11/1/27 @ 100 .................................. 1,500,000 1,565,175
CBRE Services, Inc., 4.88%, 3/1/26, Callable 12/1/25 @ 100 ........................ 2,097,000 2,095,433
CubeSmart LP, 4.38%, 2/15/29, Callable 11/15/28 @ 100 .......................... 2,000,000 1,942,312
DOC DR LLC
4.30%, 3/15/27, Callable 12/15/26 @ 100 ................................. 750,000 741,059
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 450,000 436,679
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 500,000 451,927
Extra Space Storage LP, 5.90%, 1/15/31, Callable 11/15/30 @ 100 .................... 1,000,000 1,031,601
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 2,000,000 2,019,128
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100 ........... 2,000,000 1,996,466
Healthcare Realty Holdings LP, 3.75%, 7/1/27, Callable 4/1/27 @ 100 ................. 300,000 291,280
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 500,000 478,286
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 1,000,000 949,274
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 1,000,000 1,059,578
Kilroy Realty LP, 4.38%, 10/1/25, Callable 7/1/25 @ 100 .......................... 2,600,000 2,586,988
Kimco Realty OP LLC, 3.80%, 4/1/27, Callable 1/1/27 @ 100 ....................... 1,000,000 979,609
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 1,119,000 1,103,092
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 1/23/25 @ 100 .................... 2,400,000 2,392,626
LXP Industrial Trust, 6.75%, 11/15/28, Callable 10/15/28 @ 100 ..................... 1,000,000 1,045,612
Mid-America Apartments LP, 5.30%, 2/15/32, Callable 12/15/31 @ 100 ................ 1,000,000 1,004,902
NNN REIT, Inc.
4.00%, 11/15/25, Callable 8/15/25 @ 100 .................................. 3,000,000 2,977,078
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 1,000,000 875,658
Omega Healthcare Investors, Inc., 4.50%, 1/15/25 ............................... 500,000 499,730
Realty Income Corp., 5.05%, 1/13/26, Callable 1/18/25 @ 100 ...................... 1,000,000 1,000,079
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28, Callable 9/15/28 @ 100 ... 1,500,000 1,590,829
SBA Tower Trust
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,000,000 1,953,581
6.60%, 11/15/52, Callable 1/15/27 @ 100(a) ................................ 421,000 431,780
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... 1,000,000 1,037,279
UDR, Inc., 3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ........................... 2,000,000 1,937,383
Ventas Realty LP, 2.65%, 1/15/25 ........................................... 822,000 821,156
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100 .......................... 1,500,000 1,429,087
40,240,832
Utilities (1.6%):
AEP Texas, Inc., 5.45%, 5/15/29, Callable 4/15/29 @ 100 .......................... 1,000,000 1,013,579
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 1,000,000 1,006,461
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 1,000,000 1,029,891
CenterPoint Energy, Inc., 5.40%, 6/1/29, Callable 5/1/29 @ 100 ...................... 1,000,000 1,011,311
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 1,250,000 1,178,995
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 1,000,000 1,003,880
4.88%, 6/1/28, Callable 5/1/28 @ 100 .................................... 1,000,000 996,857

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15
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Essential Utilities, Inc., 4.80%, 8/15/27, Callable 7/15/27 @ 100 ..................... $ 1,500,000 $ 1,497,725
Florida Power & Light Co., 5.05%, 4/1/28, Callable 3/1/28 @ 100 .................... 1,000,000 1,009,876
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100 ..................... 272,000 273,124
ONE Gas, Inc., 5.10%, 4/1/29, Callable 3/1/29 @ 100 ............................. 1,500,000 1,510,485
Public Service Enterprise Group, Inc., 5.20%, 4/1/29, Callable 3/1/29 @ 100 ............ 1,000,000 1,010,668
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51, Callable 10/15/25 @ 100(c) ........ 79,000 77,261
Wisconsin Electric Power Co., 5.00%, 5/15/29, Callable 4/15/29 @ 100 ................ 2,000,000 2,014,923
14,635,036
Total Corporate Bonds (Cost $317,764,603) 320,184,531
Yankee Dollars (6.5%)
Consumer Discretionary (0.1%):
Flutter Treasury DAC, 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) ................. 500,000 507,147
Phinia Holdings Jersey Ltd., 5.00%, 10/1/25(a) .................................. 500,000 497,375
1,004,522
Consumer Staples (0.1%):
BAT International Finance PLC, 4.45%, 3/16/28, Callable 2/16/28 @ 100 ............... 1,000,000 983,502
Energy (0.9%):
Canadian Natural Resources Ltd., 5.00%, 12/15/29, Callable 11/15/29 @ 100(a) .......... 2,000,000 1,978,529
Enbridge, Inc.
5.30%, 4/5/29, Callable 3/5/29 @ 100 .................................... 1,000,000 1,010,390
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(c) .................. 1,515,000 1,463,580
Harbour Energy PLC, 5.50%, 10/15/26, Callable 2/7/25 @ 101.38(a) .................. 1,500,000 1,490,213
TransCanada PipeLines Ltd., 4.88%, 1/15/26, Callable 10/15/25 @ 100 ................ 1,038,000 1,037,298
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 250,000 262,628
Var Energi ASA, 5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ........................ 1,000,000 996,418
8,239,056
Financials (3.5%):
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 1,000,000 1,008,038
Avolon Holdings Funding Ltd., 6.38%, 5/4/28, Callable 4/4/28 @ 100(a) ............... 1,000,000 1,028,723
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7.53% (H15T5Y+300bps), 10/1/28(a)(c) .................................. 1,500,000 1,564,186
5.62%, 12/10/29, Callable 11/10/29 @ 100(a) ............................... 1,037,000 1,035,019
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(c) .................. 1,000,000 1,018,037
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(c) .................... 1,000,000 993,515
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 250,000 249,573
5.50%, 9/10/29 .................................................... 2,000,000 1,952,626
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(g) ........ 1,457,000 1,445,357
Canadian Imperial Bank of Commerce
2.25%, 1/28/25 .................................................... 500,000 499,036
4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @ 100(c) ..................... 2,000,000 1,990,357
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 2,000,000 2,042,661
Lloyds Banking Group PLC, 2.44% (H15T1Y+100bps), 2/5/26, Callable 2/5/25 @ 100(c) ... 2,595,000 2,588,233
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 1,000,000 980,080
NatWest Group PLC, 7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100(c) ..... 500,000 510,209
Phoenix Group Holdings PLC, 4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(c) . 1,000,000 975,720
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(c)(g) .... 3,500,000 3,499,745
Santander UK Group Holdings PLC, 4.75%, 9/15/25(a)(f) .......................... 2,000,000 1,989,770
Standard Chartered PLC, 5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(c) .. 2,000,000 2,022,118
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(c)(g) ........ 4,350,000 4,310,521
31,703,524
Health Care (0.2%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. 241,190 228,797
Royalty Pharma PLC, 1.20%, 9/2/25, Callable 8/2/25 @ 100 ........................ 1,000,000 974,933
Smith & Nephew PLC, 5.15%, 3/20/27, Callable 2/20/27 @ 100 ..................... 500,000 503,379
1,707,109
Industrials (0.7%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 1,272,545 1,262,048

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16
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ $ 2,000,000 $ 2,027,481
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ 1,000,000 1,042,228
LG Energy Solution Ltd., 5.38%, 7/2/27(a) ..................................... 952,000 954,533
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 1,000,000 986,886
6,273,176
Materials (0.8%):
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... 1,500,000 1,369,971
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 2/7/25 @ 101.25(a) ................ 500,000 484,720
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25 ........................... 3,000,000 3,058,152
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a) .................... 2,123,000 2,117,977
7,030,820
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 1,000,000 975,376
Utilities (0.1%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(h) ............................ 1,000,000 1,005,300
Total Yankee Dollars (Cost $58,270,194) 58,922,385
Municipal Bonds (1.2%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 1,000,000 1,036,477
California (0.2%):
California Infrastructure & Economic Development Bank Revenue
Series B, 5.71%, 7/1/30 .............................................. 1,000,000 982,566
Series B, 5.76%, 7/1/31 .............................................. 1,000,000 980,517
1,963,083
Colorado (0.0%):(e)
Colorado Health Facilities Authority Revenue, Series B, 2.80%, 12/1/26 ................ 305,000 292,383
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4.57%, 12/1/27 .................................................... 250,000 249,224
4.63%, 12/1/28 .................................................... 500,000 496,917
746,141
Indiana (0.1%):
City of Carmel IN Waterworks Revenue (INS - Build America Mutual Assurance Co.)
Series B, 4.94%, 5/1/27 .............................................. 200,000 199,503
Series B, 4.97%, 5/1/28 .............................................. 225,000 223,555
Series B, 5.02%, 5/1/29 .............................................. 275,000 272,169
695,227
Maryland (0.3%):
Maryland Economic Development Corp. Revenue, 4.79%, 11/30/29 ................... 750,000 737,745
Maryland Health & Higher Educational Facilities Authority Revenue
1.81%, 1/1/25 ..................................................... 1,000,000 1,000,000
1.89%, 1/1/26 ..................................................... 1,000,000 960,271
2,698,016
Michigan (0.0%):(e)
Michigan Finance Authority Revenue, Series A-1, 2.33%, 6/1/30 ..................... 34,214 33,543
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 845,000 850,424
Pennsylvania (0.1%):
Pennsylvania Higher Educational Facilities Authority Revenue, Series C, 4.96%, 11/1/25 .... 500,000 502,119
Rhode Island (0.0%):(e)
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26 ................ 410,000 401,702
South Carolina (0.1%):
Greenville-Spartanburg Airport District Revenue
Series B, 4.75%, 7/1/26 .............................................. 250,000 249,898

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17
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series B, 4.61%, 7/1/27 .............................................. $ 350,000 $ 347,580
Series B, 4.59%, 7/1/28 .............................................. 250,000 246,652
844,130
Texas (0.1%):
Culberson County-Allamoore Independent School District, GO (NBGA - Texas Permanent
School Fund), 7.00%, 2/15/27, Continuously Callable @100 .................... 1,100,000 1,142,363
Total Municipal Bonds (Cost $11,282,558) 11,205,608
U.S. Government Agency Mortgages (0.6%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps), (a)(c)(g) ............................... 3,750,000 3,702,480
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 1,000,000 997,820
Federal Home Loan Mortgage Corporation
5.50%, 10/1/38 .................................................... 733,297 738,524
Total U.S. Government Agency Mortgages (Cost $5,380,304) 5,438,824
U.S. Treasury Obligations (16.8%)
U.S. Treasury Notes
4.25%, 10/15/25 .................................................... 4,000,000 4,000,938
4.63%, 9/15/26 .................................................... 43,000,000 43,256,992
4.38%, 12/15/26 .................................................... 27,000,000 27,065,391
0.50%, 8/31/27 .................................................... 22,000,000 19,928,906
4.13%, 11/15/27 .................................................... 22,000,000 21,908,906
4.00%, 6/30/28 .................................................... 12,000,000 11,877,188
3.75%, 12/31/28 .................................................... 4,000,000 3,911,250
1.63%, 8/15/29 .................................................... 10,000,000 8,878,125
4.13%, 8/31/30 .................................................... 10,000,000 9,847,656
4.00%, 1/31/31 .................................................... 2,000,000 1,952,031
Total U.S. Treasury Obligations (Cost $152,640,090) 152,627,383
Commercial Paper (9.7%)
Consumer Discretionary (1.9%):
Autonation, Inc.
4.95%, 1/2/25(a)(i) .................................................. 3,600,000 3,599,010
4.97%, 1/6/25(a)(i) .................................................. 5,000,000 4,995,862
Whirlpool Corp., 4.96%, 1/9/25(a)(i) ......................................... 8,900,000 8,888,972
17,483,844
Consumer Staples (2.0%):
ConAgra Brands, Inc., 4.71%, 1/6/25(a)(i) ..................................... 700,000 699,451
Constellation Brands, Inc., 4.78%, 1/8/25(a)(i) .................................. 6,300,000 6,293,322
CVS Corp.
4.75%, 1/13/25(a)(i) ................................................. 2,000,000 1,996,575
4.75%, 1/16/25(a)(i) ................................................. 3,000,000 2,993,675
4.75%, 1/17/25(a)(i) ................................................. 3,800,000 3,791,487
Sysco Corp., 4.52%, 1/6/25(a)(i) ............................................ 2,400,000 2,398,193
18,172,703
Energy (1.6%):
Apa Corp.
5.03%, 1/2/25(a)(i) .................................................. 3,100,000 3,099,133
5.04%, 1/6/25(a)(i) .................................................. 5,000,000 4,995,801
Canadian Natural Resources Ltd., 4.79%, 1/24/25(a)(i) ............................ 3,000,000 2,990,451
Targa Resources Corp., 4.82%, 1/2/25(a)(i) .................................... 4,000,000 3,998,930
15,084,315
Financials (1.1%):
Hyundai Capital America, Inc., 4.51%, 1/10/25(a)(i) .............................. 1,300,000 1,298,373
Nissan Motor Acceptance Co. LLC, 4.78%, 1/3/25(a)(i) ........................... 6,000,000 5,997,613
Volkswagen Financial Services, 4.52%, 1/14/25(a)(i) ............................. 2,748,000 2,743,180
10,039,166

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18
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Industrials (0.2%):
Ryder System, Inc., 4.48%, 1/3/25(a)(i) ....................................... $ 1,500,000 $ 1,499,441
Real Estate (1.0%):
Crown Castle, Inc.
4.80%, 1/7/25(a)(i) .................................................. 7,300,000 7,293,187
4.85%, 1/21/25(a)(i) ................................................. 1,500,000 1,495,768
8,788,955
Utilities (1.9%):
Evergy Kansas Central, 4.47%, 1/2/25(a)(i) .................................... 6,950,000 6,948,273
Evergy Metro, Inc., 4.47%, 1/2/25(a)(i) ....................................... 2,000,000 1,999,503
Guadalupe Valley Electric Coop, Inc.
4.44%, 1/9/25(a)(i) .................................................. 7,700,000 7,691,453
4.43%, 1/10/25(a)(i) ................................................. 800,000 799,016
17,438,245
Total Commercial Paper (Cost $88,517,212) 88,506,669
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(j) ........ 1,362,857 1,362,857
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(j) ............ 1,325,732 1,325,732
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(j) ................ 1,325,732 1,325,732
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(j) . 1,437,107 1,437,107
Total Collateral for Securities Loaned (Cost $5,451,428) 5,451,428
Total Investments (Cost $908,629,627) — 100.5% 914,399,859
Liabilities in excess of other assets — (0.5)% (4,838,264)
NET ASSETS - 100.00% $ 909,561,595
At December 31, 2024, the Fund's investments in foreign securities were 8.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$450,172,088 and amounted to 49.5% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2024.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2024.
(e) Amount represents less than 0.05% of net assets.
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(i) Rate represents the effective yield at December 31, 2024.
(j) Rate disclosed is the daily yield on December 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Victory Portfolios II
VictoryShares Short-Term Bond ETF
19
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of December 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2024.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
20
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (11.7%)
ABS Auto (6.8%):
Ally Auto Receivables Trust, Series 2024-1, Class B, 5.16%, 10/15/29, Callable 6/15/27 @ 100 $ 1,263,000 $ 1,273,493
American Heritage Auto Receivables Trust, Series 2024-1A, Class A4, 5.07%, 6/17/30,
Callable 6/15/29 @ 100(a) ............................................ 2,122,642 2,121,723
AmeriCredit Automobile Receivables Trust ....................................
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 1,135,000 1,114,772
Series 2021-3, Class B, 1.17%, 8/18/27, Callable 6/18/26 @ 100 ................. 1,000,000 988,943
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 670,263 667,226
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 5/15/25 @ 100(a) ............... 467,000 462,502
Series 2024-A, Class B, 5.16%, 11/15/32, Callable 10/15/27 @ 100(a) ............. 1,300,000 1,303,779
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 800,000 745,853
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 1,000,000 1,020,794
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 1,000,000 1,025,899
CarMax Auto Owner Trust ................................................
Series 2021-2, Class B, 1.03%, 12/15/26, Callable 5/15/25 @ 100 ................ 2,000,000 1,965,653
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 1,000,000 972,291
Series 2022-3, Class C, 4.98%, 2/15/28, Callable 9/15/26 @ 100 ................. 1,090,000 1,088,728
Series 2023-1, Class D, 6.27%, 11/15/29, Callable 2/15/27 @ 100 ................ 1,000,000 1,019,508
Series 2024-2, Class B, 5.69%, 11/15/29, Callable 11/15/27 @ 100 ............... 1,450,000 1,477,833
Series 2024-4, Class B, 4.82%, 5/15/30, Callable 3/15/28 @ 100 ................. 2,000,000 1,984,807
CarMax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28, Callable 2/15/28
@ 100 ........................................................... 2,000,000 2,020,629
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 2/10/27 @
100 ............................................................. 1,500,000 1,438,320
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class C, 6.24%, 9/25/29, Callable 11/25/27 @ 100(a) ............. 875,000 903,154
Series 2024-1A, Class A4, 5.05%, 10/25/29, Callable 12/25/27 @ 100(a) ........... 1,400,000 1,414,501
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 12/25/27 @ 100(a) ............ 643,000 645,672
Series 2024-2A, Class B, 5.55%, 1/25/30, Callable 12/25/27 @ 100(a) ............. 2,700,000 2,747,310
Series 2024-3A, Class A4, 5.08%, 12/25/29, Callable 12/25/27 @ 100(a) ........... 2,950,000 2,981,726
Series 2024-4A, Class B, 5.23%, 4/25/30, Callable 12/25/27 @ 100(a) ............. 1,450,000 1,459,486
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 1,897,000 1,903,657
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) ........... 856,269 870,427
Series 2024-1A, Class A1, 5.52%, 5/15/36, Callable 8/15/27 @ 100(a) ............. 1,210,767 1,224,318
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A3, 5.84%, 1/18/28, Callable 3/15/27 @ 100(a) .............. 1,000,000 1,011,443
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 1,000,000 1,021,643
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 4/15/27 @
100(a) ........................................................... 2,000,000 2,007,378
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A, Class B, 7.52%, 12/15/32, Callable 8/15/26 @ 100(a) ............. 1,500,000 1,525,668
Series 2023-2A, Class B, 6.61%, 7/15/33, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,020,820
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 947,000 977,198
Series 2024-3A, Class A, 4.68%, 9/15/34, Callable 5/15/28 @ 100(a) .............. 2,000,000 1,981,825
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 9/15/25 @ 100 1,263,324 1,240,706
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 6/15/28 @
100(a) ........................................................... 700,000 717,862
Enterprise Fleet Financing LLC .............................................
Series 2022-1, Class A3, 3.27%, 1/20/28, Callable 6/20/25 @ 100(a) .............. 1,000,000 988,988
Series 2022-3, Class A2, 4.38%, 7/20/29, Callable 4/20/26 @ 100(a) .............. 389,041 388,435
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 2,000,000 2,029,523
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 664,965 670,405
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 1,450,000 1,507,555
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) .............. 2,000,000 2,019,946
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 994,000 1,018,764
Exeter Automobile Receivables Trust, Series 2020-2A, Class E, 7.19%, 9/15/27, Callable
2/15/25 @ 100(a) ................................................... 1,603,239 1,606,908
FCCU Auto Receivables Trust, Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 1/15/28 @
100(a) ........................................................... 808,000 817,224

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
21
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.35%, 4/15/27, Callable 5/15/25
@ 100(a) ......................................................... $ 950,000 $ 943,142
Flagship Credit Auto Trust ................................................
Series 2020-2, Class D, 5.75%, 4/15/26, Callable 8/15/25 @ 100(a) ............... 114,237 114,306
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 9/15/26 @ 100(a) ............... 1,000,000 959,811
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26, Callable 8/15/25 @ 100 800,000 802,100
Ford Credit Auto Owner Trust ..............................................
Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 1,500,000 1,495,187
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822,000 828,225
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 1,000,000 1,030,129
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 8/15/26 @ 100(a) ............... 1,253,000 1,257,097
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 2/15/27 @ 100(a) ............... 1,429,000 1,438,558
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 415,000 422,247
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 250,000 256,457
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class B, 6.67%, 12/17/29, Callable 8/15/28 @ 100(a) ............. 2,755,000 2,845,825
Series 2024-1A, Class B, 5.32%, 3/15/30, Callable 8/15/28 @ 100(a) .............. 875,000 878,563
Series 2024-4A, Class B, 4.50%, 11/15/30, Callable 8/15/29 @ 100(a) ............. 2,000,000 1,957,696
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable 3/15/28 @ 100(a) ............. 2,500,000 2,509,480
Series 2024-1A, Class B, 5.42%, 1/15/30, Callable 3/15/28 @ 100(a) .............. 1,200,000 1,205,093
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 10/15/26 @
100(a) ........................................................... 1,250,000 1,254,182
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 2/25/28(a) ........... 1,000,000 1,018,472
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27(a) ............ 1,000,000 941,794
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @
100(a) ........................................................... 1,000,000 993,408
Honda Auto Receivables Owner Trust, Series 2024-4, Class A4, 4.35%, 12/16/30, Callable
12/15/27 @ 100 .................................................... 1,500,000 1,488,604
Hyundai Auto Receivables Trust ............................................
Series 2020-C, Class B, 0.81%, 11/16/26, Callable 3/15/25 @ 100 ................ 678,826 677,221
Series 2021-C, Class B, 1.49%, 12/15/27, Callable 3/15/26 @ 100 ................ 2,000,000 1,936,658
Series 2024-C, Class B, 4.67%, 1/15/31, Callable 11/15/28 @ 100 ................ 941,000 929,448
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 1,500,000 1,488,232
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 10/15/26 @ 100(a) ............. 1,600,000 1,610,435
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 4/15/27 @ 100(a) .............. 600,000 604,013
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 6/15/27 @ 100(a) .............. 1,000,000 1,005,802
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 11/15/27 @ 100(a) ............. 1,000,000 1,016,535
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 12/15/27 @ 100(a) ............ 1,500,000 1,533,123
Series 2024-3A, Class B, 4.74%, 1/15/30, Callable 8/15/28 @ 100(a) .............. 2,000,000 1,972,157
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 1,389,908 1,406,664
Series 2023-1A, Class B, 7.25%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 2,000,000 2,046,221
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 3,200,000 3,233,977
OCCU Auto Receivables Trust, Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 11/15/27 @
100(a) ........................................................... 500,000 515,922
Oscar US Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @
100(a) ........................................................... 1,107,885 1,082,768
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 10/10/28 @
100(a) ........................................................... 1,500,000 1,479,702
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 4/15/26 @ 100(a) ............. 1,000,000 996,882
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 1,499,000 1,493,783
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 750,000 747,434
Series 2024-A, Class A4, 4.75%, 3/15/30, Callable 7/15/28 @ 100(a) .............. 1,450,000 1,437,123
Prestige Auto Receivables Trust ............................................
Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 6/15/26 @ 100(a) .............. 673,368 665,645
Series 2023-1A, Class B, 5.55%, 4/15/27, Callable 2/15/27 @ 100(a) .............. 918,310 919,548
Series 2023-2A, Class B, 6.64%, 12/15/27, Callable 10/15/27 @ 100(a) ............ 750,000 760,369
Series 2024-2A, Class A2, 4.72%, 2/15/28(a) ............................... 1,760,000 1,759,977
Santander Bank Auto Credit-Linked Notes .....................................

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
22
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... $ 79,656 $ 79,644
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 10,050 10,053
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 10/15/25 @ 100(a) . 1,559 1,559
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27,
Callable 8/15/25 @ 100(a) ............................................ 678,564 678,217
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable
7/15/26 @ 100 ..................................................... 640,028 639,075
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class A4, 5.21%, 4/16/29, Callable 12/15/27 @ 100(a) ............. 1,500,000 1,511,351
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 12/15/27 @ 100(a) .............. 1,500,000 1,505,120
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 9/17/29, Callable 9/15/27 @ 100(a) ............. 900,000 914,772
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 9/15/27 @ 100(a) ............. 2,000,000 2,047,072
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 4/15/28 @ 100(a) .............. 1,950,200 1,949,059
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class B, 5.71%, 1/22/30, Callable 8/20/27 @ 100(a) .............. 1,500,000 1,525,270
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 840,000 849,183
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 3/20/29 @ 100(a) ............. 2,000,000 1,975,976
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 2,275,000 2,297,248
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 11/20/25 @ 100(a) ............. 802,000 814,671
Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 7/20/26 @ 100(a) ............. 2,000,000 2,019,046
Toyota Auto Loan Extended Note Trust .......................................
Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100(a)(b) ............ 2,000,000 1,923,524
Series 2022-1A, Class A, 3.82%, 4/25/35, Callable 4/25/27 @ 100(a) .............. 2,000,000 1,965,828
Toyota Auto Receivables Owner Trust ........................................
Series 2023-A, Class A3, 4.63%, 9/15/27, Callable 3/15/27 @ 100 ................ 3,810,057 3,813,638
Series 2024-D, Class A4, 4.43%, 4/15/30, Callable 5/15/28 @ 100 ................ 2,000,000 1,983,498
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 7/20/25 @
100(a) ........................................................... 2,000,000 2,006,779
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 1,419,380 1,438,167
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 2/15/25 @
100(a) ........................................................... 381,760 380,841
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 11/15/27 @ 100(a) ........... 1,000,000 1,010,980
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 11/15/27 @ 100(a) ............. 2,033,000 2,063,179
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 11/15/25 @ 100(a) ............. 179,512 179,130
Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 6/15/26 @ 100(a) .............. 1,071,000 1,070,875
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 969,295 974,663
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 2,000,000 2,053,349
Series 2024-1A, Class B, 5.50%, 2/18/39(a) ................................ 1,357,000 1,360,426
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ 1,625,000 1,597,902
Series 2024-3A, Class B, 5.07%, 9/19/39(a) ................................ 1,514,286 1,496,957
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 1/15/27 @
100 ............................................................. 1,000,000 1,011,349
160,503,711
ABS Card (1.3%):
American Express Credit Account Master Trust .................................
Series 2023-4, Class A, 5.15%, 9/15/30 ................................... 2,900,000 2,951,870
Series 2024-2, Class A, 5.24%, 4/15/31 ................................... 3,000,000 3,065,570
BA Credit Card Trust ....................................................
Series 2023-A2, Class A2, 4.98%, 11/15/28 ................................ 1,800,000 1,816,270
Series 2024-A1, Class A, 4.93%, 5/15/29 .................................. 3,500,000 3,533,463
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2, 1.39%, 7/15/30 ....... 4,700,000 4,202,660
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 920,000 923,468
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 1/15/31 ...................... 4,840,000 4,833,494
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30 ......... 1,900,000 1,853,131
Evergreen Credit Card Trust, Series 2024-CRT4, Class C, 5.64%, 10/16/28(a) ............ 903,000 902,371
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. 625,000 588,164
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 1,000,000 1,004,704

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
23
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ $ 410,000 $ 412,856
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 1,145,000 1,177,724
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class A, 1.53%, 10/26/29(a) ............................... 2,000,000 1,891,296
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 2,000,000 1,887,349
31,044,390
ABS Other (3.4%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 1/15/25
@ 100(a) ......................................................... 1,500,000 1,426,058
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27,
Callable 1/20/25 @ 100(a) ............................................ 855,458 853,941
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27,
Callable 8/20/25 @ 100(a) ............................................ 147,933 146,895
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 584,131 586,571
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 1,125,000 1,148,328
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class B, 5.37%, 1/21/31,
Callable 2/20/28 @ 100(a) ............................................ 1,081,000 1,089,265
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 1/15/25 @ 100(a) .............. 382,453 379,626
Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 1/15/25 @ 100(a) .............. 1,500,000 1,462,247
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 826,000 846,100
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 833,000 871,781
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 7/15/27
@ 100(a) ......................................................... 1,216,000 1,208,043
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) ............... 1,000,000 989,818
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 12/14/26 @ 100(a) ............. 493,210 496,988
Series 2023-2, Class B, 6.21%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 1,450,000 1,492,882
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 1/15/25 @
100(a) ........................................................... 1,413,671 1,339,966
CNH Equipment Trust, Series 2024-C, Class A4, 4.12%, 3/15/32, Callable 2/15/29 @ 100 ... 1,500,000 1,467,397
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30, Callable 3/20/28 @ 100(a) . 1,637,000 1,664,967
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 1,349,000 1,285,692
Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.93%, 12/16/30, Callable 11/15/26 @
100 ............................................................. 1,680,000 1,714,984
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class A3, 5.65%, 9/28/28, Callable 10/22/25 @ 100(a) ............. 849,844 853,758
Series 2023-3, Class A3, 5.93%, 4/23/29, Callable 4/22/26 @ 100(a) .............. 1,594,000 1,614,819
Series 2024-1, Class B, 5.53%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 1,900,000 1,923,872
Dext ABS LLC, Series 2023-2, Class B, 6.41%, 5/15/34, Callable 3/15/28 @ 100(a) ....... 1,500,000 1,531,536
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable
9/20/25 @ 100(a) ................................................... 1,000,000 934,320
Diamond Issuer LLC, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100(a) 1,125,000 1,043,564
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 3/20/29 @ 100(a) ...... 918,980 934,086
DLLMT LLC, Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 6/20/28 @ 100(a) ...... 1,019,531 1,023,768
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 7/20/25 @ 100(a) ....... 632,894 632,158
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/26(a)(c) ............... 1,153,846 1,090,283
Ford Credit Floorplan Master Owner Trust .....................................
Series 2023-1, Class C, 5.75%, 5/15/28(a) ................................. 532,000 535,714
Series 2024-4, Class A, 4.40%, 9/15/31(a) ................................. 1,500,000 1,472,226
Granite Park Equipment Leasing LLC, Series 2023-1A, Class B, 6.62%, 4/20/33, Callable
8/20/30 @ 100(a) ................................................... 1,634,000 1,716,155
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class B, 5.18%, 12/16/30,
Callable 2/15/28 @ 100(a) ............................................ 1,480,000 1,486,880
HPEFS Equipment Trust ..................................................
Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 7/20/25 @ 100(a) .............. 543,129 541,650
Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 12/20/26 @ 100(a) ............. 1,250,000 1,270,872
Series 2024-1A, Class B, 5.18%, 6/20/31, Callable 8/20/27 @ 100(a) .............. 1,500,000 1,506,357
John Deere Owner Trust ..................................................
Series 2022-A, Class A4, 2.49%, 1/16/29, Callable 9/15/25 @ 100 ................ 1,000,000 985,990

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2024-C, Class A4, 4.15%, 8/15/31, Callable 9/15/28 @ 100 ................ $ 1,376,000 $ 1,352,365
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A4, 2.78%, 2/15/28, Callable 1/15/26 @ 100(a) ............. 2,000,000 1,963,154
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @ 100(a) ............. 1,268,000 1,281,584
M&T Equipment LEAF Notes ..............................................
Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 8/15/27 @ 100(a) ............. 2,076,000 2,096,092
Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 7/16/28 @ 100(a) ............. 2,360,000 2,339,435
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000,000 1,917,739
Series 2022-A, Class A4, 3.32%, 6/13/44(a) ................................ 1,500,000 1,477,061
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 2,000,000 2,033,574
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 750,000 764,284
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 11/13/30 @ 100(a) ............. 865,000 871,459
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 2/20/27 @ 100(a) ....... 256,859 242,228
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61,
Callable 1/20/25 @ 100(a) ............................................ 1,807,000 1,666,727
NP SPE II LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49(a) ....................... 498,295 470,756
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 427,500 413,255
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 4/20/28 @ 100(a) ............ 1,450,000 1,464,388
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 6/20/27 @ 100(a) ............ 1,143,000 1,132,076
Post Road Equipment Finance LLC, Series 2024-1A, Class B, 5.58%, 10/15/30, Callable
4/15/27 @ 100(a) ................................................... 2,622,000 2,650,657
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @
100(a)(c) ......................................................... 1,093,740 1,047,361
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 4,000,000 3,788,545
SCF Equipment Leasing LLC ..............................................
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/29 @ 100(a) .............. 1,071,429 1,104,003
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 11/20/28 @ 100(a) ............. 1,243,000 1,297,574
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a) ............ 1,000,000 944,891
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 500,000 480,243
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 1,330,000 1,331,959
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 10/12/27 @ 100(a) ............ 900,594 913,573
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 11/12/28 @ 100(a) ........... 850,000 859,379
Volvo Financial Equipment LLC, Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 7/15/28
@ 100(a) ......................................................... 2,420,000 2,382,872
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 1,111,109 953,802
80,810,593
Agency ABS Other (0.2%):
Navient Student Loan Trust ................................................
Series 2015-2, Class B, 6.18% (SOFR30A+161bps), 8/25/50, Callable 1/25/33 @ 100(d) 3,000,000 2,911,298
Series 2018-2A, Class B, 5.83% (SOFR30A+126bps), 3/25/67, Callable 11/25/36 @
100(a)(d) ..................................................... 1,000,000 902,689
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 2/25/33 @
100(a) ........................................................... 1,464,360 1,298,805
SLM Student Loan Trust ..................................................
Series 2006-10, Class B, 5.67% (SOFR90A+48bps), 3/25/44, Callable 10/25/30 @ 100(d) 113,116 110,327
Series 2007-1, Class B, 5.67% (SOFR90A+48bps), 1/27/42, Callable 4/25/29 @ 100(d) 186,984 172,568
5,395,687
Total Asset-Backed Securities (Cost $277,622,521) 277,754,381
Collateralized Mortgage Obligations (4.4%)
Agency CMO Other (0.8%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 1,696,804 1,698,468
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 2,848,810 2,756,094
Series J, Class J, 5.50%, 3/25/51 ........................................ 3,912,231 3,881,871
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 1,472,331 1,475,725
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 1,789,365 1,537,989
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 1,360,415 1,362,330

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2024-20, Class PA, 4.50%, 2/20/54 ................................. $ 6,026,212 $ 5,928,749
18,641,226
Agency Commercial MBS (1.4%):
Federal Home Loan Mortgage Corporation .....................................
Series K087, Class A2, 3.77%, 12/25/28 .................................. 500,000 484,395
Series K091, Class A2, 3.51%, 3/25/29 ................................... 1,250,000 1,194,758
Series K095, Class A2, 2.79%, 6/25/29 ................................... 1,000,000 924,284
Series K096, Class A2, 2.52%, 7/25/29 ................................... 1,000,000 912,027
Series K097, Class A2, 2.51%, 7/25/29 ................................... 2,000,000 1,820,900
Series K100, Class A2, 2.67%, 9/25/29 ................................... 545,000 498,010
Series K136, Class A2, 2.13%, 11/25/31 ................................... 4,000,000 3,369,404
Series K141, Class A2, 2.25%, 2/25/32 ................................... 4,000,000 3,381,493
Series K142, Class A2, 2.40%, 3/25/32 ................................... 3,000,000 2,556,198
Series K144, Class A2, 2.45%, 4/25/32 ................................... 3,000,000 2,557,855
Series K146, Class A2, 2.92%, 6/25/32 ................................... 4,885,000 4,292,550
Series K147, Class A2, 3.00%, 6/25/32(b) ................................. 3,000,000 2,648,297
Series K-1510, Class A3, 3.79%, 1/25/34 .................................. 1,000,000 916,983
Series K-1512, Class A3, 3.06%, 4/25/34 .................................. 1,000,000 863,504
Series K159, Class A2, 3.95%, 11/25/30(b) ................................ 500,000 478,668
Series KG02, Class A2, 2.41%, 8/25/29 ................................... 909,000 825,467
Series KIR3, Class A2, 3.28%, 8/25/27 ................................... 1,500,000 1,450,548
Federal National Mortgage Association .......................................
Series 2018-M4, Class A2, 3.06%, 3/25/28(b) ............................... 356,876 341,982
Series 2019-M1, Class A2, 3.54%, 9/25/28(b) ............................... 626,219 604,541
Series 2019-M12, Class A2, 2.89%, 5/25/29(b) .............................. 970,336 904,259
Series 2022-M12, Class A, 3.10%, 12/25/28(b) .............................. 2,435,381 2,306,628
33,332,751
Commercial MBS (2.2%):
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.29%, 12/15/54,
Callable 2/15/32 @ 100(a)(b) .......................................... 2,000,000 1,790,561
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.11%, 7/5/40(a)(b)(c) ........................... 1,740,000 1,671,228
Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(b)(c) ........................... 1,000,000 936,945
Series 2018-AVM, Class D, 4.11%, 7/5/40(a)(b)(c) ........................... 1,000,000 923,329
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @
100(b) ........................................................... 540,540 506,990
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 3/15/30 @
100 ............................................................. 1,000,000 929,246
BPR Trust ............................................................
Series 2021-TY, Class A, 5.56% (TSFR1M+116bps), 9/15/38(a)(c)(d) ............. 865,000 858,659
Series 2022-OANA, Class B, 6.84% (TSFR1M+245bps), 4/15/37(a)(c)(d) .......... 2,000,000 2,009,536
Series 2022-OANA, Class D, 8.09% (TSFR1M+370bps), 4/15/37(a)(c)(d) .......... 1,000,000 1,007,950
Series 2022-STAR, Class A, 7.63% (TSFR1M+323bps), 8/15/39(a)(c)(d) ........... 2,690,909 2,684,301
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.54% (TSFR1M+314bps),
6/15/27(a)(c)(d) .................................................... 1,500,000 1,507,701
BX Trust .............................................................
Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)(c) .......... 923,077 834,037
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(c) ............................ 2,000,000 1,964,657
BXP Trust ............................................................
Series 2021-601L, Class B, 2.78%, 1/15/44(a)(b)(c) .......................... 550,000 446,144
Series 2021-601L, Class C, 2.78%, 1/15/44(a)(b)(c) .......................... 1,500,000 1,183,773
Series 2021-601L, Class D, 2.78%, 1/15/44(a)(b)(c) .......................... 500,000 377,015
Citigroup Commercial Mortgage Trust ........................................
Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100(b) ............. 500,000 472,812
Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 2/15/30 @ 100 ........... 732,000 692,490
COMM Mortgage Trust ..................................................
Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100(b) ........ 250,000 246,663
Series 2015-PC1, Class AM, 4.28%, 7/10/50, Callable 6/10/25 @ 100(b) ........... 1,750,000 1,736,683
Series 2015-PC1, Class B, 4.28%, 7/10/50, Callable 6/10/25 @ 100(b) ............. 865,000 839,487
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(c) .......... 1,500,000 1,235,722
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(c) ............................. 1,960,000 2,018,331
CSMC Trust, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)(c) ..................... 2,252,000 2,022,953
DBJPM Mortgage Trust ..................................................

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2016-C1, Class A4, 3.28%, 5/10/49, Callable 4/10/26 @ 100 ............... $ 500,000 $ 490,060
Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100(a)(c) ........... 1,750,000 821,346
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.14% (TSFR1M+174bps), 4/15/34(a)(c)
(d) ............................................................. 1,000,000 1,001,435
Extended Stay America Trust, Series 2021-ESH, Class B, 5.89% (TSFR1M+149bps),
7/15/38(a)(c)(d) .................................................... 685,060 685,319
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(c) ........................... 848,541 715,026
Series 2023-SHIP, Class B, 4.94%, 9/6/26(a)(b)(c) ........................... 1,080,000 1,073,539
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(c) ........ 1,500,000 1,492,787
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(c) .......... 1,000,000 962,144
Series 2019-55HY, Class A, 2.94%, 12/10/41(a)(b)(c) ......................... 535,000 475,812
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2, Class B, 7.14% (TSFR1M+274bps), 10/15/39(a)(c)(d) .......... 2,000,000 1,997,954
Series 2022-LPFX, Class A, 3.38%, 3/15/32(a)(c) ............................ 2,000,000 1,728,996
LBA Trust, Series 2024-7IND, Class A, 5.84% (TSFR1M+144bps), 10/15/41(a)(c)(d) ...... 2,000,000 2,001,726
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/37, Callable 10/13/28 @ 100(a)
(b)(c) ........................................................... 2,407,407 2,370,485
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.31% (TSFR1M+92bps),
4/15/38(a)(c)(d) .................................................... 697,787 696,818
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.81%, 11/9/31(a)(c) ........ 1,000,000 789,088
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.04% (TSFR1M+164bps), 3/15/41(a)(c)
(d) ............................................................. 2,170,000 2,172,242
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/15/28(a)(c) ...................... 1,000,000 1,014,700
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)(c) ................... 800,000 671,997
SREIT Trust, Series 2021-MFP2, Class B, 5.68% (TSFR1M+129bps), 11/15/36(a)(c)(d) .... 1,500,000 1,495,391
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36(a)(b)(c) 250,000 239,736
51,793,814
Total Collateralized Mortgage Obligations (Cost $107,688,415) 103,767,791
Corporate Bonds (21.8%)
Communication Services (0.6%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100 ............................... 2,000,000 1,439,989
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%,
4/1/38, Callable 10/1/37 @ 100 ......................................... 750,000 669,785
Comcast Corp.
3.55%, 5/1/28, Callable 2/1/28 @ 100 .................................... 750,000 720,115
2.89%, 11/1/51, Callable 5/1/51 @ 100 ................................... 1,250,000 753,534
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 444,000 417,877
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 1,250,000 1,179,602
T-Mobile US, Inc.
4.75%, 2/1/28, Callable 1/18/25 @ 101.58 ................................. 643,000 638,990
3.88%, 4/15/30, Callable 1/15/30 @ 100 .................................. 1,000,000 941,070
2.25%, 11/15/31, Callable 8/15/31 @ 100 .................................. 3,500,000 2,907,003
Verizon Communications, Inc.
3.40%, 3/22/41, Callable 9/22/40 @ 100 .................................. 2,000,000 1,513,861
3.55%, 3/22/51, Callable 9/22/50 @ 100 .................................. 1,500,000 1,058,645
Warnermedia Holdings, Inc.
4.05%, 3/15/29, Callable 1/15/29 @ 100 .................................. 2,000,000 1,860,624
4.28%, 3/15/32, Callable 12/15/31 @ 100 ................................. 1,000,000 881,027
14,982,122
Consumer Discretionary (1.2%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100(e) ................. 1,750,000 1,456,921
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100 ........................... 3,000,000 2,474,324
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100 ......................... 1,500,000 1,227,513
D.R. Horton, Inc., 5.00%, 10/15/34, Callable 7/15/34 @ 100 ........................ 2,925,000 2,826,228
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(a) ..................... 1,050,000 953,071
Genuine Parts Co.
4.95%, 8/15/29, Callable 7/15/29 @ 100 .................................. 1,950,000 1,943,284
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 1,952,000 1,647,155
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100 ............................ 3,500,000 3,289,687

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27
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. $ 1,500,000 $ 1,197,853
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 ................. 1,000,000 882,144
Mercedes-Benz Finance North America LLC, 3.45%, 1/6/27(a) ...................... 1,000,000 974,787
Newell Brands, Inc., 5.70%, 4/1/26, Callable 1/1/26 @ 100 ......................... 312,000 311,899
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100(e) .......................... 750,000 658,591
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100 ..................... 1,000,000 962,708
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 1,300,000 1,108,408
Tapestry, Inc., 5.50%, 3/11/35, Callable 12/11/34 @ 100 ........................... 1,875,000 1,823,695
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100 ..................... 1,400,000 789,897
Tractor Supply Co.
1.75%, 11/1/30, Callable 8/1/30 @ 100 ................................... 1,000,000 835,889
5.25%, 5/15/33, Callable 2/15/33 @ 100 .................................. 750,000 749,252
Volkswagen Group of America Finance LLC
4.60%, 6/8/29, Callable 4/8/29 @ 100(a) .................................. 1,500,000 1,443,695
6.45%, 11/16/30, Callable 9/16/30 @ 100(a) ................................ 1,500,000 1,552,894
29,109,895
Consumer Staples (1.6%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 1,500,000 1,208,630
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 1,000,000 575,769
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 .......................... 1,500,000 1,233,717
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39, Callable 7/23/38 @ 100 ......... 500,000 501,073
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 ................................. 1,000,000 863,377
7.75%, 10/19/32, Callable 7/19/32 @ 100 ................................. 1,000,000 1,133,956
4.39%, 8/15/37, Callable 2/15/37 @ 100 .................................. 1,250,000 1,078,969
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 1,500,000 1,440,018
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 2,000,000 1,728,263
Cargill, Inc.
2.13%, 11/10/31, Callable 8/10/31 @ 100(a) ................................ 1,000,000 825,472
5.13%, 10/11/32, Callable 7/11/32 @ 100(a) ................................ 1,500,000 1,490,280
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 1,000,000 837,269
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 1,950,000 1,963,715
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100 ..................... 1,000,000 831,266
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100(e) ...................... 1,250,000 1,228,774
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100 ....................... 1,000,000 896,972
Keurig Dr. Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100 .................................. 750,000 719,451
2.25%, 3/15/31, Callable 12/15/30 @ 100(e) ............................... 1,000,000 846,045
4.50%, 4/15/52, Callable 10/15/51 @ 100 ................................. 1,000,000 823,538
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 1,000,000 899,571
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100(a) ............................. 1,000,000 837,611
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100 ................... 1,000,000 827,792
Philip Morris International, Inc., 5.38%, 2/15/33, Callable 11/15/32 @ 100 .............. 2,000,000 2,003,808
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 3,000,000 2,564,095
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100 ............................ 1,500,000 1,259,392
The Campbell's Company
5.20%, 3/21/29, Callable 2/21/29 @ 100 .................................. 2,000,000 2,016,606
4.75%, 3/23/35, Callable 12/23/34 @ 100 ................................. 1,000,000 943,440
The Coca-Cola Co., 2.00%, 3/5/31 ........................................... 2,000,000 1,704,795
The J.M. Smucker Co., 6.20%, 11/15/33, Callable 8/15/33 @ 100 .................... 900,000 949,942
The Kroger Co., 5.00%, 9/15/34, Callable 6/15/34 @ 100 .......................... 2,825,000 2,737,812
36,971,418
Energy (1.7%):
Apache Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 ............................ 1,500,000 1,050,647
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100 .................................. 500,000 494,706
4.80%, 5/3/29, Callable 2/3/29 @ 100 .................................... 500,000 493,101
3.60%, 9/1/32, Callable 6/1/32 @ 100 .................................... 1,000,000 873,653
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100 ....................... 1,000,000 953,985
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 1,191,000 981,104
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33, Callable 8/15/33 @ 100(a) ...... 1,000,000 1,026,598
ConocoPhillips Co., 5.55%, 3/15/54, Callable 9/15/53 @ 100 ....................... 1,500,000 1,441,074

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
28
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
DT Midstream, Inc., 5.80%, 12/15/34, Callable 9/15/34 @ 100(a) .................... $ 2,000,000 $ 2,011,632
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54, Callable 4/15/54 @ 100 ........... 2,370,000 2,238,068
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(d)(f) ...................... 1,000,000 997,235
4.15%, 9/15/29, Callable 6/15/29 @ 100 .................................. 1,000,000 959,360
5.35%, 5/15/45, Callable 11/15/44 @ 100 .................................. 1,143,000 1,028,223
Enterprise Products Operating LLC, 4.95%, 2/15/35, Callable 11/15/34 @ 100 ........... 2,000,000 1,936,021
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 .............................. 514,000 546,816
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/40 ....................... 3,378,224 3,345,545
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. 1,500,000 1,513,799
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a) ............ 1,500,000 1,308,228
Helmerich & Payne, Inc.
2.90%, 9/29/31, Callable 6/29/31 @ 100 .................................. 500,000 416,240
5.50%, 12/1/34, Callable 9/1/34 @ 100(a)(e) ............................... 2,000,000 1,900,741
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 2/7/25 @ 102.08(a) .... 1,000,000 969,721
MPLX LP
4.25%, 12/1/27, Callable 9/1/27 @ 100 ................................... 500,000 492,406
4.00%, 3/15/28, Callable 12/15/27 @ 100 ................................. 750,000 727,326
4.80%, 2/15/29, Callable 11/15/28 @ 100(e) ................................ 250,000 247,876
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 1/23/25 @ 102.38 ................................ 1,000,000 949,284
3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) .............................. 485,000 426,448
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 1,250,000 866,818
ONEOK, Inc., 5.05%, 11/1/34, Callable 8/1/34 @ 100 ............................. 1,885,000 1,804,183
Phillips 66 Co.
4.95%, 3/15/35, Callable 12/15/34 @ 100(e) ............................... 1,000,000 945,518
4.90%, 10/1/46, Callable 4/1/46 @ 100 ................................... 1,000,000 858,318
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29, Callable 9/15/29 @ 100 ................................. 1,780,000 1,655,851
4.70%, 6/15/44, Callable 12/15/43 @ 100 ................................. 500,000 412,967
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a) ............. 1,000,000 949,763
Valero Energy Corp., 3.65%, 12/1/51, Callable 6/1/51 @ 100 ........................ 2,000,000 1,348,121
Western Midstream Operating LP
4.05%, 2/1/30, Callable 11/1/29 @ 100 ................................... 1,000,000 938,076
5.25%, 2/1/50, Callable 8/1/49 @ 100 .................................... 500,000 428,174
39,537,626
Financials (6.2%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 833,000 879,048
American Express Co.
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(d) .................... 1,500,000 1,465,661
5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(d) .................... 2,450,000 2,422,397
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 1,000,000 777,372
Assurant, Inc.
6.10%, 2/27/26, Callable 1/27/26 @ 100 .................................. 882,000 887,001
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 1,000,000 837,762
Bank of America Corp.
6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(d)(f) ...................... 1,000,000 1,000,037
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(d)(f) ....................... 1,000,000 964,379
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100(d) ..................... 500,000 481,678
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(d) .................. 4,000,000 3,367,859
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(d) .................. 1,000,000 814,535
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100(a) ................... 1,000,000 843,105
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 500,000 499,310
3.13%, 9/23/26, Callable 8/23/26 @ 100 .................................. 250,000 239,992
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 ..................... 1,000,000 877,636
BMW U.S. Capital LLC, 3.75%, 4/12/28, Callable 1/12/28 @ 100(a) .................. 1,000,000 962,927
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 1,000,000 922,722
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100 .................................. 1,000,000 981,944
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(d) .................... 1,000,000 805,007
5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(d) ...................... 1,000,000 1,002,323
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(d) ............. 2,000,000 1,666,216

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
29
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100 ................. $ 1,575,000 $ 1,376,825
CNO Global Funding, 4.95%, 9/9/29(a) ....................................... 1,628,000 1,614,228
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(d) .................................................. 500,000 406,764
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 1/18/25 @ 100(e) .................. 500,000 500,010
Equitable Holdings, Inc.
4.35%, 4/20/28, Callable 1/20/28 @ 100 .................................. 1,000,000 979,847
4.57%, 2/15/29, Callable 11/15/28 @ 100(a) ................................ 500,000 485,096
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 2,000,000 1,760,211
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 3,000,000 2,884,103
Fifth Third Bancorp
3.95%, 3/14/28, Callable 2/14/28 @ 100 .................................. 500,000 484,178
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(d) .................... 2,000,000 1,856,182
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 3,025,000 2,489,149
First Citizens BancShares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @
100(d) ........................................................... 2,000,000 1,988,914
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 2,400,000 2,387,909
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 1,500,000 1,520,846
5.63%, 8/21/33, Callable 5/21/33 @ 100 .................................. 1,000,000 1,017,966
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100 .................................... 1,000,000 988,783
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 500,000 447,557
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................................ 700,000 671,333
2.50%, 9/1/30, Callable 6/1/30 @ 100(a) .................................. 500,000 433,218
2.85%, 4/27/31, Callable 1/27/31 @ 100(a) ................................ 1,000,000 863,225
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100 .................................. 1,500,000 1,282,766
5.40%, 8/15/32, Callable 5/15/32 @ 100(e) ................................ 1,000,000 999,107
Globe Life, Inc., 5.85%, 9/15/34, Callable 6/15/34 @ 100 .......................... 577,000 579,135
Guardian Life Global Funding, 1.40%, 7/6/27(a) ................................. 2,000,000 1,843,604
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(d) ...................... 500,000 494,496
6.21% (SOFR+202bps), 8/21/29, Callable 8/21/28 @ 100(d) .................... 1,000,000 1,031,943
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(d) .................. 1,000,000 809,836
Hyundai Capital America, Inc., 3.50%, 11/2/26, Callable 9/2/26 @ 100(a) .............. 500,000 487,481
ILFC E-Capital Trust I, 6.29% (TSFR3M+181bps), 12/21/65, Callable 2/7/25 @ 100(a)(d) .. 500,000 413,220
JPMorgan Chase & Co.
4.60% (TSFR3M+313bps), Callable 2/1/25 @ 100(d)(f) ....................... 1,000,000 996,002
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100(d) .................... 3,000,000 2,639,512
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(d) ...................... 2,000,000 1,659,580
5.29% (SOFR+146bps), 7/22/35, Callable 7/22/34 @ 100(d) .................... 2,000,000 1,979,427
2.05%, 9/15/35, Callable 9/15/25 @ 100, MTN ............................. 1,000,000 702,849
5.60%, 7/15/41 .................................................... 850,000 858,041
KeyBank NA, 3.90%, 4/13/29 .............................................. 1,500,000 1,406,837
KeyCorp, 4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(d) ......... 757,000 714,866
KeyCorp.
5.74% (SOFRINDX+125bps), 5/23/25, Callable 2/23/25 @ 100(d) ............... 500,000 500,811
2.25%, 4/6/27, MTN ................................................ 500,000 471,730
6.40% (SOFRINDX+242bps), 3/6/35, Callable 3/6/34 @ 100(d) ................. 1,000,000 1,041,362
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100 ...................... 500,000 482,029
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100 ............................ 1,000,000 920,426
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(d) .......... 1,750,000 1,674,599
MassMutual Global Funding II
1.20%, 7/16/26(a) .................................................. 1,500,000 1,424,940
4.35%, 9/17/31(a) .................................................. 1,920,000 1,842,888
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100 .................... 1,000,000 980,484
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a) ............................ 2,000,000 1,673,359
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a) ........... 1,500,000 1,469,724
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(d) ............. 3,100,000 2,595,576
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(d) .................... 1,000,000 984,845
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(d) .................... 2,000,000 1,626,698

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
30
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
New York Life Global Funding
4.70%, 1/29/29(a) .................................................. $ 1,000,000 $ 996,589
1.85%, 8/1/31(a) ................................................... 1,600,000 1,316,777
5.00%, 1/9/34(a) ................................................... 900,000 889,656
Pacific Life Global Funding II, 1.38%, 4/14/26(a) ................................ 2,000,000 1,919,682
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 6/15/26, Callable 5/15/26 @ 100(a) ................................ 1,000,000 955,234
6.20%, 6/15/30, Callable 4/15/30 @ 100(a) ................................ 1,000,000 1,049,442
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 797,000 784,837
Pricoa Global Funding I, 4.65%, 8/27/31(a) .................................... 2,000,000 1,942,665
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 1,750,000 1,496,354
Principal Life Global Funding II
1.25%, 8/16/26(a) .................................................. 2,000,000 1,895,152
5.10%, 1/25/29(a) .................................................. 1,000,000 1,001,575
Protective Life Global Funding, 1.90%, 7/6/28(a) ................................ 2,000,000 1,803,021
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100 ................................... 1,000,000 756,498
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100(d) .................... 1,000,000 1,001,048
Raymond James Financial, Inc., 4.95%, 7/15/46 ................................. 1,000,000 897,250
Regions Financial Corp.
5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(d)(f) ....................... 595,000 591,171
5.72% (SOFR+149bps), 6/6/30, Callable 6/6/29 @ 100(d) ...................... 2,000,000 2,025,759
5.50% (SOFR+206bps), 9/6/35, Callable 9/6/34 @ 100(d) ...................... 2,500,000 2,440,179
RGA Global Funding, 5.50%, 1/11/31(a) ...................................... 1,900,000 1,921,437
Santander Holdings USA, Inc.
4.40%, 7/13/27, Callable 4/14/27 @ 100 .................................. 750,000 741,209
6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 500,000 516,470
5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(d) ...................... 1,855,000 1,832,914
Simon Property Group LP
4.75%, 9/26/34, Callable 6/26/34 @ 100 .................................. 1,600,000 1,517,061
5.85%, 3/8/53, Callable 9/8/52 @ 100 .................................... 1,500,000 1,512,242
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a) ............... 1,200,000 983,910
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 2,250,000 1,948,305
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 2,905,000 2,840,294
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100(e) ....................... 500,000 503,646
Synchrony Financial
4.50%, 7/23/25, Callable 4/23/25 @ 100 .................................. 500,000 497,769
5.15%, 3/19/29, Callable 12/19/28 @ 100 ................................. 500,000 492,863
Synovus Bank, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(d) ......... 500,000 487,365
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(d) .................... 500,000 515,294
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(d)(f) ....................... 500,000 495,920
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(d)(f) ...................... 1,000,000 945,923
3.99% (SOFR+115bps), 6/13/28, Callable 6/13/27 @ 100, MTN(d) ............... 1,000,000 982,069
5.06% (SOFR+123bps), 7/22/32, Callable 7/22/31 @ 100(d) .................... 940,000 937,871
5.19% (SOFR+142bps), 3/14/35, Callable 3/14/34 @ 100(d) .................... 2,000,000 1,977,664
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(d) .................... 758,000 762,107
The Charles Schwab Corp., 5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(d) .... 1,350,000 1,389,179
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 1,000,000 1,016,348
The PNC Financial Services Group, Inc.
2.55%, 1/22/30, Callable 10/24/29 @ 100 ................................. 1,500,000 1,332,137
4.63% (SOFRINDX+185bps), 6/6/33, Callable 6/6/32 @ 100(d) ................. 276,000 260,689
5.94% (SOFR+195bps), 8/18/34, Callable 8/18/33 @ 100(d) .................... 1,100,000 1,131,621
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(d) .................... 282,000 285,019
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100 ............................ 1,050,000 901,718
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(d)(f) ....................... 2,000,000 1,980,050
5.87% (SOFR+236bps), 6/8/34, Callable 6/8/33 @ 100, MTN(d) ................. 1,500,000 1,524,833
U.S. Bancorp
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 750,000 767,677
2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(d)(e) ................. 1,500,000 1,217,799
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 2,000,000 2,076,690
W.R. Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ....................... 1,172,000 807,191
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100 ................... 500,000 475,578

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
31
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Wells Fargo & Co.
3.00%, 10/23/26 .................................................... $ 1,000,000 $ 969,634
2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(d) ........... 1,000,000 902,392
147,657,205
Health Care (1.8%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100 .................................. 1,000,000 928,451
4.25%, 11/21/49, Callable 5/21/49 @ 100 .................................. 500,000 407,211
Amgen, Inc.
5.25%, 3/2/33, Callable 12/2/32 @ 100 ................................... 1,000,000 992,941
3.00%, 1/15/52, Callable 7/15/51 @ 100 .................................. 1,250,000 789,624
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 1,250,000 966,961
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100 .................... 1,750,000 1,458,741
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 1,250,000 1,210,548
Boston Medical Center Corp., 3.91%, 7/1/28 ................................... 500,000 471,951
Bristol-Myers Squibb Co.
3.90%, 2/20/28, Callable 11/20/27 @ 100 .................................. 500,000 489,512
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 1,500,000 1,574,531
5.50%, 2/22/44, Callable 8/22/43 @ 100 .................................. 2,000,000 1,980,143
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100 ............................ 1,500,000 1,238,438
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 4,100,000 3,622,479
Duke University Health System, Inc., 2.60%, 6/1/30 .............................. 2,000,000 1,774,214
Eastern Maine Healthcare Systems, 3.71%, 7/1/26 ............................... 195,000 189,905
Elevance Health, Inc.
2.88%, 9/15/29, Callable 6/15/29 @ 100 .................................. 323,000 293,755
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 1,000,000 858,169
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a) .. 2,500,000 2,057,473
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 1,000,000 985,140
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 750,000 611,694
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 1,000,000 866,317
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 6/15/34, Callable 3/15/34 @
100(a) ........................................................... 1,500,000 1,498,692
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 1,132,000 1,122,649
Laboratory Corp. of America Holdings, 4.55%, 4/1/32, Callable 2/1/32 @ 100 ........... 2,865,000 2,740,148
Orlando Health Obligated Group
3.78%, 10/1/28, Callable 7/1/28 @ 100 ................................... 500,000 479,395
2.89%, 10/1/35 .................................................... 1,000,000 821,681
Revvity, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 1,500,000 1,270,231
2.25%, 9/15/31, Callable 6/15/31 @ 100 .................................. 500,000 412,166
Solventum Corp.
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 625,000 626,884
5.45%, 3/13/31, Callable 1/13/31 @ 100(a) ................................ 625,000 624,764
5.60%, 3/23/34, Callable 12/23/33 @ 100(a) ............................... 625,000 621,790
5.90%, 4/30/54, Callable 10/30/53 @ 100(a) ............................... 625,000 610,139
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100 .... 1,000,000 723,117
The Cigna Group, 2.38%, 3/15/31, Callable 12/15/30 @ 100 ........................ 2,000,000 1,693,424
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 3,262,000 2,676,835
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 930,000 868,299
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 1,950,000 1,912,420
42,470,832
Industrials (2.4%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 2,250,000 1,912,434
AGCO Corp., 5.80%, 3/21/34, Callable 12/21/33 @ 100 ........................... 2,000,000 2,010,362
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100 ......................... 1,000,000 852,135
American Airlines Pass Through Trust
3.70%, 4/1/28 ..................................................... 241,307 233,920
3.58%, 7/15/29 .................................................... 2,477,640 2,383,796
3.85%, 8/15/29 .................................................... 285,362 268,147
3.60%, 4/15/31 .................................................... 324,102 296,410

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VictoryShares Core Intermediate Bond ETF
32
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Aon North America, Inc.
5.45%, 3/1/34, Callable 12/1/33 @ 100 ................................... $ 1,000,000 $ 999,444
5.75%, 3/1/54, Callable 9/1/53 @ 100 .................................... 1,000,000 976,455
Ashtead Capital, Inc.
4.25%, 11/1/29, Callable 1/18/25 @ 102.13(a) .............................. 1,448,000 1,372,081
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ 667,000 554,364
5.95%, 10/15/33, Callable 7/15/33 @ 100(a) ............................... 1,500,000 1,516,019
British Airways Pass Through Trust
3.35%, 12/15/30(a) .................................................. 251,901 236,733
3.80%, 3/20/33(a) .................................................. 419,206 398,923
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a) ............... 500,000 497,470
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 ......................... 1,000,000 896,482
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 1,100,000 847,568
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(e) ......................... 697,000 702,258
Cummins, Inc., 4.90%, 2/20/29, Callable 1/20/29 @ 100 ........................... 1,900,000 1,912,279
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 1,250,000 1,232,758
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100 ............................ 1,500,000 1,149,437
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 ............................. 1,000,000 950,700
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100 ............. 1,250,000 1,152,413
GXO Logistics, Inc.
2.65%, 7/15/31, Callable 4/15/31 @ 100 .................................. 2,000,000 1,679,086
6.50%, 5/6/34, Callable 2/6/34 @ 100 .................................... 967,000 991,450
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27 ........................ 72,208 70,363
Howmet Aerospace, Inc.
5.90%, 2/1/27 ..................................................... 250,000 255,209
3.00%, 1/15/29, Callable 11/15/28 @ 100 .................................. 1,000,000 928,721
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100 ........................... 1,500,000 1,273,880
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100 ............. 1,500,000 1,347,443
JetBlue Pass Through Trust, 2.95%, 11/15/29 ................................... 187,474 167,731
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 1,058,000 1,043,547
Leidos, Inc.
2.30%, 2/15/31, Callable 11/15/30 @ 100 .................................. 1,500,000 1,259,136
5.75%, 3/15/33, Callable 12/15/32 @ 100 ................................. 2,250,000 2,283,231
Northwestern Mutual Global Funding, 4.71%, 1/10/29(a) .......................... 2,650,000 2,628,343
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 1,000,000 747,286
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 1,500,000 1,339,148
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 570,000 588,590
Ryder System, Inc.
2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ............................... 2,000,000 1,917,227
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 1,000,000 1,011,908
Spirit Airlines Pass Through Trust, 3.38%, 8/15/31(g) ............................. 885,390 780,412
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 2,750,000 2,496,563
6.53%, 5/1/34, Callable 2/1/34 @ 100(a) .................................. 713,000 746,904
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 1,000,000 928,300
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 2,100,000 1,925,381
Trane Technologies Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100 ..... 500,000 482,423
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100 ......................... 1,000,000 682,652
United Airlines Pass Through Trust
4.88%, 7/15/27 .................................................... 137,200 136,308
3.70%, 9/1/31 ..................................................... 354,992 323,604
5.45%, 2/15/37 .................................................... 2,450,000 2,432,743
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 1,450,000 1,434,069
Waste Management, Inc., 5.35%, 10/15/54, Callable 4/15/54 @ 100 ................... 1,896,000 1,821,210
57,075,456
Information Technology (1.2%):
Amphenol Corp.
4.35%, 6/1/29, Callable 3/1/29 @ 100 .................................... 500,000 489,700
2.20%, 9/15/31, Callable 6/15/31 @ 100 .................................. 1,125,000 941,989
Broadcom, Inc.
2.45%, 2/15/31, Callable 11/15/30 @ 100(a) ................................ 1,000,000 862,933
3.42%, 4/15/33, Callable 1/15/33 @ 100(a) ................................ 2,000,000 1,751,252
3.47%, 4/15/34, Callable 1/15/34 @ 100(a) ................................ 500,000 433,255

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
33
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Dell International LLC/EMC Corp.
5.75%, 2/1/33, Callable 11/1/32 @ 100 ................................... $ 260,000 $ 267,116
3.38%, 12/15/41, Callable 6/15/41 @ 100 ................................. 1,250,000 918,341
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 1,870,000 1,798,647
HP, Inc., 2.65%, 6/17/31, Callable 3/17/31 @ 100 ................................ 1,500,000 1,283,905
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 1,474,000 1,297,659
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 1,739,000 1,673,144
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 1,050,000 968,766
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 1,500,000 922,491
Motorola Solutions, Inc.
2.75%, 5/24/31, Callable 2/24/31 @ 100 .................................. 1,000,000 866,142
5.60%, 6/1/32, Callable 3/1/32 @ 100 .................................... 1,000,000 1,020,451
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100 .................................... 1,000,000 902,845
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 2,000,000 1,713,254
5.38%, 7/15/40 .................................................... 1,592,000 1,527,894
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 1,000,000 699,296
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 1,909,000 1,633,963
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 ..................... 1,200,000 1,027,359
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 3,400,000 2,912,233
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 1,500,000 1,426,945
27,339,580
Materials (1.4%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 ........................... 1,000,000 991,417
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 2,102,000 1,888,019
Avery Dennison Corp.
2.65%, 4/30/30, Callable 2/1/30 @ 100 ................................... 800,000 709,622
2.25%, 2/15/32, Callable 11/15/31 @ 100 .................................. 1,500,000 1,226,417
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 .............................. 1,500,000 1,272,614
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 1,500,000 1,476,239
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a) ................. 1,000,000 904,099
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94 .................. 1,000,000 883,853
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 2,000,000 1,702,081
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100 ............................ 1,250,000 757,850
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 2/7/25 @ 101.46 ................... 1,500,000 1,458,578
Huntsman International LLC, 5.70%, 10/15/34, Callable 7/15/34 @ 100(e) .............. 2,000,000 1,905,872
LYB International Finance III LLC
3.38%, 10/1/40, Callable 4/1/40 @ 100 ................................... 500,000 365,432
4.20%, 5/1/50, Callable 11/1/49 @ 100 ................................... 500,000 373,115
Martin Marietta Materials, Inc.
2.40%, 7/15/31, Callable 4/15/31 @ 100 .................................. 1,000,000 850,663
5.50%, 12/1/54, Callable 6/1/54 @ 100 ................................... 1,900,000 1,794,520
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100 ........................ 1,250,000 1,062,490
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 2,168,000 1,393,889
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 472,000 402,777
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ................ 2,450,000 2,482,024
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100 ........................ 3,000,000 2,845,292
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100(e) .................. 1,500,000 1,589,887
Vulcan Materials Co.
3.90%, 4/1/27, Callable 1/1/27 @ 100 .................................... 500,000 491,584
3.50%, 6/1/30, Callable 3/1/30 @ 100 .................................... 1,000,000 927,342
5.35%, 12/1/34, Callable 9/1/34 @ 100 ................................... 1,500,000 1,496,942
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 1,000,000 839,379
32,091,997
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100 ........... 2,750,000 2,192,139
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN ............................. 850,000 813,171
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN ............................. 1,000,000 866,296
5.35%, 6/1/34, Callable 3/1/34 @ 100(e) .................................. 845,000 848,950
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 3,000,000 2,428,006
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100 ........................ 1,500,000 1,277,656
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 2,091,000 1,826,110

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
34
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Crown Castle, Inc., 2.25%, 1/15/31, Callable 10/15/30 @ 100 ....................... $ 1,500,000 $ 1,260,097
DOC DR. LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ........................... 1,000,000 846,022
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100 .................................... 1,000,000 903,854
2.65%, 3/15/32, Callable 12/15/31 @ 100 ................................. 1,000,000 842,938
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31, Callable 10/15/30 @ 100 ................................. 1,000,000 916,191
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 933,000 801,053
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 1,500,000 1,472,760
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 1,000,000 833,298
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100 ................................. 500,000 457,527
3.50%, 9/15/30, Callable 6/15/30 @ 100 .................................. 1,017,000 920,872
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 1,500,000 1,147,189
Phillips Edison Grocery Center Operating Partnership LP, 4.95%, 1/15/35, Callable 10/15/34 @
100 ............................................................. 1,430,000 1,345,327
SBA Tower Trust
2.84%, 1/15/25(a) .................................................. 500,000 499,487
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,920,000 2,852,228
6.60%, 11/15/52, Callable 1/15/27 @ 100(a) ................................ 1,158,000 1,187,652
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 2,000,000 1,859,035
28,397,858
Utilities (2.5%):
AEP Texas, Inc.
5.70%, 5/15/34, Callable 2/15/34 @ 100 .................................. 1,375,000 1,383,892
3.45%, 1/15/50, Callable 7/15/49 @ 100 .................................. 1,500,000 1,009,175
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100 ....................... 2,000,000 1,315,399
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 .......................... 1,000,000 912,283
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100 ...................... 1,500,000 1,297,301
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 1,950,000 1,972,581
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 1,950,000 2,011,625
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100 ...................... 1,500,000 1,289,168
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(d) ......... 1,000,000 943,196
Commonwealth Edison Co., 5.30%, 6/1/34, Callable 3/1/34 @ 100 ................... 1,884,000 1,888,741
Dominion Energy, Inc., 2.25%, 8/15/31, Callable 5/15/31 @ 100 ..................... 1,500,000 1,249,260
DTE Electric Co.
2.25%, 3/1/30, Callable 12/1/29 @ 100 ................................... 1,000,000 881,145
3.00%, 3/1/32, Callable 12/1/31 @ 100 ................................... 1,000,000 878,217
3.65%, 3/1/52, Callable 9/1/51 @ 100 .................................... 500,000 365,509
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 437,000 448,753
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100 ................ 750,000 648,833
Duke Energy Corp.
4.50%, 8/15/32, Callable 5/15/32 @ 100 .................................. 3,000,000 2,857,846
5.45%, 6/15/34, Callable 3/15/34 @ 100 .................................. 1,000,000 998,468
Duquesne Light Holdings, Inc.
2.53%, 10/1/30, Callable 7/1/30 @ 100(a) ................................. 1,500,000 1,295,746
2.78%, 1/7/32, Callable 10/7/31 @ 100(a) ................................. 1,200,000 996,643
Entergy Arkansas LLC, 5.45%, 6/1/34, Callable 3/1/34 @ 100 ....................... 845,000 856,549
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100 ........................... 2,000,000 1,806,450
Entergy Louisiana LLC
4.00%, 3/15/33, Callable 12/15/32 @ 100 ................................. 1,000,000 915,860
5.15%, 9/15/34, Callable 6/15/34 @ 100 .................................. 1,888,000 1,855,963
5.70%, 3/15/54, Callable 9/15/53 @ 100 .................................. 1,000,000 988,571
Florida Power & Light Co., 2.88%, 12/4/51, Callable 6/4/51 @ 100 ................... 1,000,000 627,182
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 ..................... 1,525,000 1,436,365
ITC Holdings Corp., 4.95%, 9/22/27, Callable 8/22/27 @ 100(a) ..................... 1,000,000 1,001,112
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32, Callable 10/15/31 @ 100 ......... 2,000,000 1,669,406
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 1,500,000 1,464,964
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 1,415,000 1,414,619
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 1,000,000 789,307
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 938,000 766,923
5.80%, 6/1/54, Callable 12/1/53 @ 100(a) ................................. 600,000 588,565

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
35
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51, Callable 5/15/51 @ 100 ............. $ 1,500,000 $ 885,029
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33, Callable 3/15/33 @ 100 ............... 1,850,000 1,850,524
Potomac Electric Power Co., 5.50%, 3/15/54, Callable 9/15/53 @ 100 ................. 2,000,000 1,937,967
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100 .............. 2,000,000 1,646,590
Public Service Electric and Gas Co., 1.90%, 8/15/31, Callable 5/15/31 @ 100, MTN ....... 2,000,000 1,646,380
Rayburn Country Securitization LLC, 2.31%, 12/1/32(a) ........................... 732,668 673,206
South Jersey Industries, Inc., 5.02%, 4/15/31 ................................... 1,000,000 833,918
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100 .............. 1,000,000 823,260
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100 ............... 750,000 477,377
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 .......................... 1,000,000 833,738
The Southern Co., 5.70%, 3/15/34, Callable 9/15/33 @ 100 ......................... 3,000,000 3,064,840
Union Electric Co., 5.20%, 4/1/34, Callable 1/1/34 @ 100 .......................... 1,500,000 1,489,881
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a) ................ 500,000 477,168
Wisconsin Electric Power Co., 4.60%, 10/1/34, Callable 7/1/34 @ 100 ................. 1,000,000 953,394
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 1,250,000 771,417
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 500,000 412,767
59,603,073
Total Corporate Bonds (Cost $554,186,820) 515,237,062
Yankee Dollars (5.3%)
Communication Services (0.1%):
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 ............... 2,000,000 1,798,119
Consumer Discretionary (0.1%):
International Game Technology PLC, 5.25%, 1/15/29, Callable 2/7/25 @ 101.31(a) ........ 1,000,000 973,019
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a) ..................... 1,269,000 980,178
1,953,197
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc.
2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............................... 667,000 601,078
3.44%, 5/13/41, Callable 11/13/40 @ 100(a) ................................ 750,000 555,588
Bacardi Ltd.
4.45%, 5/15/25, Callable 3/15/25 @ 100(a) ................................ 1,500,000 1,497,219
2.75%, 7/15/26, Callable 4/15/26 @ 100(a) ................................ 500,000 482,582
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 600,000 588,141
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 1,750,000 1,396,633
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27, Callable 12/15/26 @ 100 ................................. 1,500,000 1,424,562
3.00%, 2/2/29, Callable 12/2/28 @ 100 ................................... 750,000 684,856
6.75%, 3/15/34, Callable 12/15/33 @ 100 ................................. 2,343,000 2,480,352
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100(a) ......................... 3,000,000 2,425,733
12,136,744
Energy (0.5%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a) ........................ 750,000 691,175
Canadian Natural Resources Ltd., 5.40%, 12/15/34, Callable 9/15/34 @ 100(a) ........... 2,500,000 2,434,374
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 1,855,000 1,867,345
Korea National Oil Corp., 2.63%, 4/18/32(a) ................................... 1,500,000 1,266,384
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100 .............. 1,500,000 1,058,844
Smurfit Westrock Financing DAC, 5.42%, 1/15/35, Callable 10/15/34 @ 100(a) .......... 1,930,000 1,920,491
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... 1,000,000 1,124,753
10,363,366
Financials (2.6%):
ABN AMRO Bank NV, 4.80%, 4/18/26(a) ..................................... 500,000 497,568
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34, Callable 6/10/34
@ 100 ........................................................... 1,500,000 1,429,790
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 1,950,000 1,965,675
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100(a) ..................... 1,000,000 855,495
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 736,000 734,594
Banco Santander SA, 6.92%, 8/8/33 ......................................... 1,000,000 1,051,978
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(d) ........ 1,500,000 1,250,170
Bank of New Zealand, 2.87%, 1/27/32(a) ...................................... 750,000 642,358

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
36
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Barclays PLC
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100(d) ................ $ 2,000,000 $ 1,901,481
2.89% (H15T1Y+130bps), 11/24/32, Callable 11/24/31 @ 100(d) ................ 500,000 422,823
7.44% (H15T1Y+350bps), 11/2/33, Callable 11/2/32 @ 100(d) .................. 1,000,000 1,101,063
5.34% (SOFR+191bps), 9/10/35, Callable 9/10/34 @ 100(d) .................... 1,430,000 1,374,886
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(d)(f) ....................... 414,000 410,692
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(d)(f) ....................... 750,000 717,212
BPCE SA
5.75% (SOFR+287bps), 7/19/33, Callable 7/19/32 @ 100(a)(d) .................. 1,000,000 986,223
6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(d) .................. 2,400,000 2,410,791
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100 .................... 1,000,000 869,519
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33, Callable 7/3/33 @ 100 ........... 1,000,000 1,045,336
Cooperatieve Rabobank UA, 1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100(a)(d) 2,000,000 1,914,153
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(d) ....... 1,350,000 1,358,625
Deutsche Bank AG
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(d) ..................... 3,750,000 3,176,504
5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(d) .................... 1,000,000 950,532
Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27(a) ..................... 2,000,000 1,976,558
HSBC Holdings PLC
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(d) .................... 1,000,000 898,412
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(d) .................... 1,000,000 1,126,884
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(a) .............. 1,000,000 944,842
ING Groep NV, 2.73% (SOFR+132bps), 4/1/32, Callable 4/1/31 @ 100(d) .............. 2,000,000 1,721,775
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(a) ....................... 1,000,000 744,384
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(d) ................... 1,000,000 956,368
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(d)(h) ............... 250,000 240,161
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(d) ................. 606,000 677,599
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(d) ...... 1,250,000 1,069,634
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100(a)(d) ..... 1,000,000 977,252
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @
100(d) ........................................................... 1,500,000 1,505,147
Mizuho Financial Group, Inc.
2.56%, 9/13/31 .................................................... 1,000,000 836,774
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100(d) ................... 1,500,000 1,243,522
Nationwide Building Society
4.30% (US0003M+145bps), 3/8/29, Callable 3/8/28 @ 100(a)(d)(h) ............... 250,000 242,862
3.96% (US0003M+186bps), 7/18/30, Callable 7/18/29 @ 100(a)(d)(h) ............. 500,000 472,337
NatWest Group PLC, 4.45% (US0003M+187bps), 5/8/30, Callable 5/8/29 @ 100(d)(h) ..... 1,000,000 964,304
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(d)(e)(f) .. 2,000,000 1,999,854
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @
100(d) ........................................................... 2,000,000 1,713,605
Societe Generale SA
1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(a)(d) .............. 500,000 482,493
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100(a)(d) ................ 1,000,000 844,831
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(d)(e) .............. 1,000,000 995,998
Standard Chartered PLC, 4.87% (USISOA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(d) 500,000 488,585
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31 ........................... 1,500,000 1,243,026
The Bank of Nova Scotia
4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(d)(f) ....................... 1,950,000 1,932,302
4.50%, 12/16/25 .................................................... 500,000 497,346
1.30%, 9/15/26 .................................................... 1,000,000 945,768
2.45%, 2/2/32 ..................................................... 1,000,000 836,066
The Toronto-Dominion Bank
2.00%, 9/10/31(e) .................................................. 1,500,000 1,242,515
5.15% (H15T5Y+150bps), 9/10/34, Callable 9/10/29 @ 100(d) .................. 800,000 783,065
UBS Group AG
3.75%, 3/26/25 .................................................... 500,000 498,505
2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100(a)(d) .................... 1,000,000 987,935
1.31% (SOFRINDX+98bps), 2/2/27, Callable 2/2/26 @ 100(a)(d) ................ 1,000,000 961,120
4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .................................. 750,000 732,586

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
37
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(d) $ 1,000,000 $ 984,665
61,836,548
Health Care (0.5%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 758,000 719,354
Royalty Pharma PLC
5.40%, 9/2/34, Callable 6/2/34 @ 100 .................................... 1,600,000 1,557,794
3.30%, 9/2/40, Callable 3/2/40 @ 100 .................................... 2,000,000 1,446,570
3.55%, 9/2/50, Callable 3/2/50 @ 100 .................................... 750,000 498,974
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. 2,650,000 2,222,148
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 2,000,000 1,984,739
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 ........... 2,000,000 1,726,591
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 2,365,000 2,282,295
12,438,465
Industrials (0.6%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 1,427,513 1,415,739
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 1,000,000 1,033,940
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a) ...................... 750,000 691,934
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(a) .................................. 1,800,000 1,633,882
4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................................ 750,000 715,140
LG Energy Solution Ltd., 5.50%, 7/2/34(a) ..................................... 1,960,000 1,892,618
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 1,500,000 1,498,812
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ....................... 2,000,000 2,054,611
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)
(e) ............................................................. 1,000,000 955,501
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 275,000 271,394
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 1,750,000 1,755,166
13,918,737
Information Technology (0.1%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 1,500,000 1,261,904
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 686,000 708,233
SK Hynix, Inc., 6.50%, 1/17/33(a) ........................................... 1,071,000 1,128,947
3,099,084
Materials (0.1%):
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a) ....................... 2,000,000 1,796,093
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 3,233,000 2,685,634
Utilities (0.1%):
Enel Finance International NV, 2.13%, 7/12/28, Callable 5/12/28 @ 100(a) .............. 2,000,000 1,808,911
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 1,500,000 1,320,705
3,129,616
Total Yankee Dollars (Cost $132,678,216) 125,155,603
Municipal Bonds (1.2%)
Arizona (0.0%):(i)
The University of Arizona Revenue, Series A, 1.82%, 6/1/30 ........................ 1,000,000 861,586
California (0.1%):
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27 ....... 1,000,000 930,473
City of El Cajon Revenue
Series A, 1.70%, 4/1/27 .............................................. 620,000 582,219
Series A, 1.90%, 4/1/28 .............................................. 500,000 459,094
1,971,786
Connecticut (0.0%):(i)
State of Connecticut, GO, Series A, 3.43%, 4/15/28 .............................. 500,000 482,484
Florida (0.1%):
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable
@100 ........................................................... 1,020,000 873,093
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100 ......... 1,500,000 1,250,813

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
38
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25 .... $ 750,000 $ 740,567
2,864,473
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
5.02%, 12/1/32 .................................................... 1,000,000 985,367
5.12%, 12/1/33 .................................................... 1,000,000 984,537
1,969,904
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.28%, 2/1/36 .............................................. 2,000,000 1,893,115
Series A, 4.48%, 8/1/39 .............................................. 2,760,000 2,570,428
4,463,543
Michigan (0.0%):(i)
Michigan Finance Authority Revenue, 2.47%, 12/1/25 ............................ 1,000,000 984,101
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27 ...... 1,000,000 971,628
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40 ... 1,000,000 801,814
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27 ............... 900,000 843,538
2,616,980
Pennsylvania (0.1%):
Public Parking Authority of Pittsburgh Revenue, 2.33%, 12/1/29 ..................... 895,000 796,420
State Public School Building Authority Revenue, 3.15%, 4/1/30 ...................... 1,290,000 1,194,354
1,990,774
Texas (0.4%):
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100 ................. 630,000 532,501
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @100 ............... 1,070,000 881,496
Harris County Cultural Education Facilities Finance Corp. Revenue, 3.34%, 11/15/37 ...... 2,000,000 1,675,932
North Texas Tollway Authority Revenue, 1.02%, 1/1/25 ........................... 1,000,000 1,000,000
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29 ...................... 1,270,000 1,102,488
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.63%, 9/1/26 ..................................................... 525,000 499,601
1.82%, 9/1/27 ..................................................... 700,000 648,103
Texas Water Development Board Revenue, Series B, 4.92%, 10/15/44, Continuously Callable
@100 ........................................................... 2,250,000 2,142,345
Uptown Development Authority Tax Allocation
Series B, 2.58%, 9/1/31 .............................................. 270,000 229,489
Series B, 2.78%, 9/1/33, Continuously Callable @100 ......................... 500,000 410,238
9,122,193
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J, 1.97%, 11/1/28 .............................................. 225,000 202,547
Series J, 2.27%, 11/1/31, Continuously Callable @100 ........................ 225,000 188,198
Series J, 2.42%, 11/1/32, Continuously Callable @100 ........................ 275,000 226,204
Series J, 2.47%, 11/1/33, Continuously Callable @100 ........................ 270,000 216,995
Series J, 2.52%, 11/1/34, Continuously Callable @100 ........................ 250,000 196,552
Series J, 2.57%, 11/1/35, Continuously Callable @100 ........................ 300,000 230,728
1,261,224
Total Municipal Bonds (Cost $31,360,269) 28,589,048
U.S. Government Agency Mortgages (12.6%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps), (a)(d)(f) ............................... 1,950,000 1,925,290
Federal Farm Credit Banks Funding Corporation
5.58%, 8/19/32 .................................................... 2,500,000 2,486,800
5.93%, 7/14/33 .................................................... 5,000,000 5,004,550
6.00%, 6/5/34 ..................................................... 3,000,000 2,999,340
5.14%, 10/30/34 .................................................... 4,000,000 3,908,560
2.55%, 12/21/34 .................................................... 3,000,000 2,408,880
2.20%, 9/2/36 ..................................................... 3,414,000 2,510,212
5.60%, 8/5/39 ..................................................... 1,900,000 1,861,107
6.19%, 6/17/44 .................................................... 2,455,000 2,429,812
23,609,261

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
39
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... $ 2,500,000 $ 2,494,550
5.25%, 9/25/34 .................................................... 3,000,000 2,941,770
5,436,320
Federal Home Loan Mortgage Corporation
3.00%, 3/1/31 - 5/1/52 ............................................... 5,931,822 5,173,679
3.50%, 5/1/33 - 7/1/52 ............................................... 3,163,258 2,828,217
1.50%, 4/1/37 ..................................................... 3,025,307 2,595,739
5.00%, 3/1/38 - 6/1/53 ............................................... 14,732,629 14,327,804
5.50%, 8/1/38 - 11/1/54 .............................................. 18,650,704 18,468,827
4.00%, 7/1/42 - 12/1/52 .............................................. 6,944,271 6,425,030
4.50%, 11/1/42 - 10/1/52 .............................................. 4,007,839 3,799,436
6.00%, 8/1/53 - 12/1/54 .............................................. 8,642,973 8,701,853
62,320,585
Federal National Mortgage Association
2.50%, 11/1/34 - 3/1/52 .............................................. 3,280,206 2,701,080
5.00%, 12/1/37 - 2/1/54 .............................................. 15,923,311 15,521,029
4.50%, 1/1/38 - 9/1/52 ............................................... 23,432,037 22,124,763
4.00%, 4/1/38 - 7/1/53 ............................................... 18,601,311 17,176,947
3.50%, 12/1/42 - 8/1/52 .............................................. 16,486,057 14,752,651
5.50%, 12/1/44 - 11/1/54 .............................................. 18,357,309 18,185,622
3.00%, 2/1/50 - 2/1/52 ............................................... 3,599,442 3,076,263
2.00%, 11/1/51 - 12/1/51 .............................................. 2,891,531 2,275,665
6.00%, 9/1/53 - 3/1/54 ............................................... 2,737,584 2,758,990
98,573,010
Government National Mortgage Association
5.00%, 8/20/38 - 2/20/54 ............................................. 12,774,954 12,451,525
2.50%, 1/20/51 - 9/20/53 ............................................. 12,505,147 10,383,395
3.00%, 10/20/51 - 1/20/53 ............................................. 16,598,027 14,380,531
3.50%, 2/20/52 - 6/20/52 ............................................. 8,242,924 7,348,687
4.50%, 8/20/52 - 11/20/53 ............................................. 20,933,522 19,819,935
4.00%, 11/20/52 .................................................... 3,948,030 3,644,856
5.50%, 4/20/53 - 2/20/54 ............................................. 26,207,226 26,081,275
6.00%, 7/20/53 - 9/20/53 ............................................. 6,191,773 6,271,352
7.50%, 10/20/54 .................................................... 7,010,269 7,244,513
107,626,069
Total U.S. Government Agency Mortgages (Cost $306,613,215) 299,490,535
U.S. Treasury Obligations (41.3%)
U.S. Treasury Bonds
5.25%, 2/15/29 .................................................... 7,000,000 7,247,734
3.50%, 2/15/39 .................................................... 20,250,000 17,750,391
1.13%, 5/15/40 .................................................... 6,878,000 4,140,771
3.88%, 8/15/40 .................................................... 15,250,000 13,729,766
1.38%, 11/15/40 .................................................... 5,250,000 3,251,719
2.25%, 5/15/41 .................................................... 13,250,000 9,405,430
1.75%, 8/15/41 .................................................... 21,000,000 13,604,063
2.00%, 11/15/41 .................................................... 12,190,000 8,190,156
2.38%, 2/15/42 .................................................... 10,250,000 7,299,922
3.38%, 8/15/42 .................................................... 15,300,000 12,634,453
3.13%, 2/15/43 .................................................... 14,250,000 11,257,500
2.88%, 5/15/43 .................................................... 2,000,000 1,515,313
3.88%, 5/15/43 .................................................... 17,000,000 14,973,281
4.38%, 8/15/43 .................................................... 10,000,000 9,415,625
4.75%, 11/15/43 .................................................... 10,000,000 9,879,688
3.38%, 5/15/44 .................................................... 7,000,000 5,675,469
4.13%, 8/15/44 .................................................... 5,500,000 4,981,797
4.63%, 11/15/44 .................................................... 10,000,000 9,701,562
2.50%, 2/15/46 .................................................... 10,500,000 7,179,375
2.75%, 8/15/47 .................................................... 950,000 668,711
2.75%, 11/15/47 .................................................... 750,000 526,758
3.00%, 2/15/48 .................................................... 3,500,000 2,569,766
3.38%, 11/15/48 .................................................... 7,012,000 5,482,507
3.00%, 2/15/49 .................................................... 7,000,000 5,097,969

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
40
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
1.38%, 8/15/50 .................................................... $ 7,000,000 $ 3,416,875
1.63%, 11/15/50 .................................................... 3,000,000 1,566,562
1.88%, 2/15/51 .................................................... 28,013,000 15,599,739
2.00%, 8/15/51 .................................................... 27,203,000 15,556,716
4.00%, 11/15/52 .................................................... 2,000,000 1,744,062
3.63%, 2/15/53 .................................................... 10,000,000 8,135,937
4.13%, 8/15/53 .................................................... 20,000,000 17,840,625
4.25%, 2/15/54 .................................................... 10,000,000 9,137,500
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29 ............................ 625,050 597,069
U.S. Treasury Notes
1.13%, 1/15/25 .................................................... 4,000,000 3,994,844
3.00%, 7/15/25 .................................................... 5,000,000 4,967,187
3.00%, 9/30/25 .................................................... 300,000 297,246
0.38%, 11/30/25 .................................................... 3,000,000 2,896,641
4.88%, 11/30/25 .................................................... 5,000,000 5,027,148
0.38%, 1/31/26 .................................................... 4,000,000 3,837,813
0.75%, 5/31/26 .................................................... 5,500,000 5,238,320
1.50%, 8/15/26 .................................................... 2,000,000 1,914,375
2.00%, 11/15/26 .................................................... 2,700,000 2,591,262
2.38%, 5/15/27 .................................................... 7,000,000 6,704,141
0.50%, 6/30/27 .................................................... 2,500,000 2,279,297
2.25%, 8/15/27 .................................................... 1,000,000 950,469
4.13%, 11/15/27 .................................................... 5,000,000 4,979,297
2.25%, 11/15/27 .................................................... 1,700,000 1,607,430
2.75%, 2/15/28 .................................................... 9,000,000 8,594,297
1.25%, 3/31/28 .................................................... 8,000,000 7,266,875
1.25%, 4/30/28 .................................................... 10,000,000 9,057,031
2.88%, 5/15/28 .................................................... 4,000,000 3,821,563
2.88%, 8/15/28 .................................................... 630,000 599,435
1.13%, 8/31/28 .................................................... 5,000,000 4,460,156
1.25%, 9/30/28 .................................................... 10,000,000 8,937,500
3.13%, 11/15/28 .................................................... 1,000,000 956,953
3.75%, 12/31/28 .................................................... 10,000,000 9,778,125
4.00%, 1/31/29 .................................................... 20,000,000 19,731,250
2.63%, 2/15/29 .................................................... 1,250,000 1,168,848
2.38%, 3/31/29 .................................................... 18,000,000 16,616,250
2.88%, 4/30/29 .................................................... 5,000,000 4,707,031
2.75%, 5/31/29 .................................................... 5,000,000 4,675,781
4.25%, 6/30/29 .................................................... 5,000,000 4,973,828
1.63%, 8/15/29 .................................................... 10,000,000 8,878,125
3.63%, 8/31/29 .................................................... 15,000,000 14,527,734
3.50%, 1/31/30 .................................................... 10,000,000 9,595,312
4.00%, 2/28/30 .................................................... 16,000,000 15,708,750
0.63%, 8/15/30 .................................................... 10,985,000 8,926,171
4.13%, 8/31/30 .................................................... 35,000,000 34,466,797
4.63%, 9/30/30 .................................................... 5,000,000 5,048,438
4.00%, 1/31/31 .................................................... 19,000,000 18,544,297
1.13%, 2/15/31 .................................................... 15,295,000 12,625,545
4.13%, 3/31/31 .................................................... 15,000,000 14,729,297
4.63%, 4/30/31 .................................................... 25,000,000 25,220,703
1.63%, 5/15/31 .................................................... 20,750,000 17,509,434
3.63%, 9/30/31 .................................................... 5,000,000 4,753,906
4.13%, 10/31/31 .................................................... 7,000,000 6,855,625
1.38%, 11/15/31 .................................................... 28,128,000 22,990,245
1.88%, 2/15/32 .................................................... 18,000,000 15,145,312
2.88%, 5/15/32 .................................................... 9,185,000 8,253,584
2.75%, 8/15/32 .................................................... 10,007,000 8,879,649
4.13%, 11/15/32 .................................................... 69,500,000 67,816,797
3.38%, 5/15/33 .................................................... 53,350,000 49,048,656
3.88%, 8/15/33 .................................................... 34,176,000 32,541,960
4.50%, 11/15/33 .................................................... 44,250,000 44,070,234
4.00%, 2/15/34 .................................................... 20,955,000 20,074,235
3.88%, 8/15/34 .................................................... 83,000,000 78,538,750

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
41
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
4.25%, 11/15/34 .................................................... $ 21,250,000 $ 20,708,789
Total U.S. Treasury Obligations (Cost $1,038,389,712) 977,863,549
Commercial Paper (0.9%)
Industrials (0.3%):
Ryder System, Inc., 4.48%, 1/3/25(a)(j) ....................................... 5,968,000 5,965,775
Vulcan Materials Co., 4.50%, 1/3/25(a)(j) ..................................... 878,000 877,671
6,843,446
Utilities (0.6%):
Ameren Corp., 4.41%, 1/2/25(a)(j) .......................................... 10,000,000 9,997,548
CenterPoint Energy, Inc., 4.44%, 1/7/25(a)(j) ................................... 611,000 610,473
DTE Energy Co., 4.65%, 1/2/25(a)(j) ......................................... 1,200,000 1,199,690
Evergy Kansas Central, 4.47%, 1/2/25(a)(j) .................................... 3,200,000 3,199,205
15,006,916
Total Commercial Paper (Cost $21,852,979) 21,850,362
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(k) ........ 2,566,639 2,566,639
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(k) ............ 2,566,639 2,566,639
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(k) ............... 2,566,639 2,566,639
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(k) . 2,566,639 2,566,639
Total Collateral for Securities Loaned (Cost $10,266,556) 10,266,556
Total Investments (Cost $2,480,658,703) — 99.6% 2,359,974,887
Other assets in excess of liabilities — 0.4% 9,486,950
NET ASSETS - 100.00% $ 2,369,461,837
At December 31, 2024, the Fund's investments in foreign securities were 5.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$446,025,269 and amounted to 18.8% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2024.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2024.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(i) Amount represents less than 0.05% of net assets.
(j) Rate represents the effective yield at December 31, 2024.
(k) Rate disclosed is the daily yield on December 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
42
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of December 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of December 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of December 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of December 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
43
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (17.1%)
ABS Auto (9.4%):
Ally Auto Receivables Trust, Series 2024-1, Class B, 5.16%, 10/15/29, Callable 6/15/27 @ 100 $ 474,000 $ 477,938
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class D, 5.41%, 9/15/32, Callable
6/15/28 @ 100(a) ................................................... 360,067 358,865
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 6/15/29 @ 100(a) .............. 106,773 106,674
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 6/15/29 @ 100(a) ............. 130,500 130,957
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 6/15/29 @ 100(a) .............. 111,595 111,680
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 4/18/25 @ 100 ................. 50,000 49,476
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 191,000 187,596
Series 2021-3, Class C, 1.41%, 8/18/27, Callable 6/18/26 @ 100 ................. 500,000 482,774
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 167,126 166,369
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 5/15/25 @ 100(a) ............... 116,000 114,883
Series 2022-A, Class C, 4.17%, 1/15/31, Callable 5/15/25 @ 100(a) ............... 250,000 247,400
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 10/15/27 @ 100(a) ............. 50,000 50,091
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 10/15/27 @ 100(a) ............. 293,000 296,842
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 53,000 53,519
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 90,000 90,635
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 500,000 510,397
Series 2023-6A, Class B, 6.40%, 12/20/29(a) ............................... 189,000 194,314
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 251,000 257,501
BofA Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/28, Callable 7/15/27 @ 100(a) ... 160,000 161,978
CarMax Auto Owner Trust ................................................
Series 2021-2, Class C, 1.34%, 2/16/27, Callable 5/15/25 @ 100 ................. 60,000 59,005
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 79,000 76,811
Series 2022-3, Class D, 6.20%, 1/16/29, Callable 9/15/26 @ 100 ................. 200,000 203,128
Series 2023-3, Class D, 6.44%, 12/16/30, Callable 7/15/27 @ 100 ................ 220,000 225,370
Series 2024-3, Class D, 5.67%, 1/15/31, Callable 2/15/28 @ 100 ................. 134,000 134,736
Carvana Auto Receivables Trust ............................................
Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 10/10/27 @ 100 ............... 225,568 218,094
Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 9/10/27 @ 100 ................ 500,000 471,131
Chase Auto Owner Trust ..................................................
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 12/25/27 @ 100(a) ............. 211,000 212,417
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 12/25/27 @ 100(a) ............. 242,000 246,158
Series 2024-3A, Class B, 5.28%, 1/25/30, Callable 12/25/27 @ 100(a) ............. 198,000 199,637
Series 2024-3A, Class C, 5.41%, 2/28/30, Callable 12/25/27 @ 100(a) ............. 295,000 296,687
Series 2024-4A, Class C, 5.46%, 7/25/30, Callable 12/25/27 @ 100(a) ............. 200,000 201,222
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 12/25/27 @ 100(a) ............ 187,000 187,599
Series 2024-5A, Class C, 4.62%, 8/26/30, Callable 3/25/28 @ 100(a) .............. 274,000 265,810
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 3/25/28 @ 100(a) .............. 122,000 118,208
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 57,000 57,200
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 64,000 64,530
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 96,000 97,187
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) ........... 73,982 75,249
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 119,000 120,687
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 185,000 188,134
Series 2024-1A, Class B, 5.44%, 5/15/36, Callable 8/15/27 @ 100(a) .............. 223,000 223,101
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 8/15/27 @ 100(a) .............. 192,000 192,434
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100(a) .............. 191,315 191,003
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. 450,000 450,011
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 750,000 769,247
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 10/15/26 @ 100(a) ............. 189,000 194,337
Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27 @ 100(a) .............. 125,000 127,174
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 118,000 121,763
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 196,000 204,067
Series 2023-5A, Class A, 6.13%, 12/15/33, Callable 6/15/27 @ 100(a) ............. 302,064 307,050
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 234,254 243,156
Series 2024-1A, Class C, 6.71%, 7/17/34, Callable 6/15/27 @ 100(a) .............. 237,000 240,717

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
44
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Drive Auto Receivables Trust ..............................................
Series 2021-2, Class D, 1.39%, 3/15/29, Callable 9/15/25 @ 100 ................. $ 184,806 $ 181,498
Series 2021-3, Class C, 1.47%, 1/15/27, Callable 12/15/25 @ 100 ................ 9,910 9,897
DT Auto Owner Trust, Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 2/15/25 @ 100(a) 93,000 92,855
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 6/15/28 @ 100(a) ............ 74,472 76,372
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 845,000 870,449
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 48,794 50,449
Enterprise Fleet Financing LLC .............................................
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 250,000 253,690
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 125,678 126,707
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 151,000 156,994
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 8/20/27 @ 100(a) .............. 275,529 277,502
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 92,000 94,292
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 1/15/28 @ 100(a) .............. 1,000,000 1,012,614
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 1/15/28 @ 100(a) ............. 45,918 46,600
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.35%, 4/15/27, Callable 5/15/25
@ 100(a) ......................................................... 238,000 236,282
Flagship Credit Auto Trust ................................................
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 4/15/25 @ 100(a) ............... 1,265,000 1,256,035
Series 2021-4, Class C, 1.96%, 12/15/27, Callable 2/15/27 @ 100(a) .............. 500,000 489,094
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100 ................ 90,000 90,316
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 ................. 166,000 169,103
Ford Credit Auto Owner Trust ..............................................
Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 1,000,000 996,919
Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 689,000 651,106
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 750,000 711,423
Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 950,000 937,182
Series 2022-1, Class D, 5.16%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 102,000 100,879
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 206,000 207,560
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 750,000 755,873
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 750,000 759,672
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 195,000 200,875
Series 2023-2, Class C, 6.16%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 340,000 349,774
Series 2023-2, Class D, 6.60%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 118,711 120,919
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28,
Callable 8/15/26 @ 100(a) ............................................ 313,000 314,023
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 6/15/28 @
100(a) ........................................................... 19,000 19,491
GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 7/15/27
@ 100(a) ......................................................... 109,000 111,550
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 120,000 129,255
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 8/15/28 @ 100(a) .............. 95,000 96,044
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 8/15/29 @ 100(a) ............. 191,000 187,127
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1, Class B, 5.73%, 6/15/28(a) ................................. 200,403 202,706
Series 2024-2A, Class B, 5.35%, 3/17/31(a) ................................ 1,009,191 1,018,770
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 3/15/28 @ 100(a) .............. 73,000 73,596
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 3/15/28 @ 100(a) .............. 70,000 70,432
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,001,947
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 10/15/26 @ 100(a) .............. 224,000 225,145
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 10/15/26 @ 100(a) ............. 168,000 169,605
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 100,000 99,167
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 261,000 263,793
Series 2023-2A, Class B, 6.49%, 9/25/29(a) ................................ 212,000 215,510
Series 2023-2A, Class C, 7.13%, 9/25/29(a) ................................ 75,000 76,345
Series 2023-3A, Class A, 5.94%, 2/25/28(a) ................................ 125,000 126,923
Series 2023-3A, Class B, 6.53%, 2/25/28(a) ................................ 38,000 38,547

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VictoryShares Core Plus Intermediate Bond ETF
45
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-4A, Class C, 7.51%, 3/25/30(a) ................................ $ 220,000 $ 227,574
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 1,000,000 934,464
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 700,000 695,386
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class B1, 6.15%, 5/20/32, Callable 12/20/27 @ 100(a) ............. 108,073 109,387
Series 2024-2, Class B1, 5.44%, 10/20/32, Callable 8/20/28 @ 100(a) ............. 673,000 673,884
Hyundai Auto Receivables Trust ............................................
Series 2021-C, Class C, 1.66%, 6/15/28, Callable 3/15/26 @ 100 ................. 500,000 481,086
Series 2024-C, Class B, 4.67%, 1/15/31, Callable 11/15/28 @ 100 ................ 109,000 107,662
JPMorgan Chase Bank NA ................................................
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 15,161 15,006
Series 2021-3, Class E, 2.10%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 924 1,168
Series 2021-3, Class F, 3.69%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 1,150,000 1,143,717
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 12/15/25 @ 100(a) ............ 21,344 21,323
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 500,000 496,077
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 4/15/27 @ 100(a) .............. 240,000 241,605
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 4/15/27 @ 100(a) ............. 520,000 526,357
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 4/15/27 @ 100(a) .............. 226,000 232,403
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 6/15/27 @ 100(a) .............. 200,000 201,160
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 6/15/27 @ 100(a) .............. 52,000 52,746
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 11/15/27 @ 100(a) ............. 214,000 217,538
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 11/15/27 @ 100(a) ............ 198,000 204,692
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 12/15/27 @ 100(a) ............ 182,141 186,163
Series 2023-4A, Class C, 6.76%, 3/15/29, Callable 12/15/27 @ 100(a) ............. 212,497 218,913
Series 2023-4A, Class D, 7.37%, 4/15/31, Callable 12/15/27 @ 100(a) ............. 303,568 315,596
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 9/15/27 @ 100(a) .............. 207,000 208,907
Series 2024-2A, Class B, 5.50%, 7/16/29, Callable 2/15/28 @ 100(a) .............. 198,627 200,358
Series 2024-2A, Class C, 5.66%, 10/15/29, Callable 2/15/28 @ 100(a) ............. 198,627 200,698
Series 2024-2A, Class D, 6.37%, 10/15/31, Callable 2/15/28 @ 100(a) ............. 162,212 165,393
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 8/15/28 @ 100(a) .............. 224,000 219,138
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 285,000 288,026
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 485,000 489,342
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 659,000 670,491
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 476,000 483,661
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 50,000 50,568
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 82,000 82,746
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 81,433 82,193
OCCU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 11/15/27 @ 100(a) ............ 92,500 94,878
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 11/15/27 @ 100(a) ............ 329,346 343,229
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @
100(a) ........................................................... 118,293 116,130
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @
100(a) ........................................................... 1,000,000 979,104
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 10/10/28 @
100(a) ........................................................... 241,000 237,739
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 4/15/26 @ 100(a) ............. 250,000 249,221
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 4/15/26 @ 100(a) ............... 106,000 105,610
Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 2/15/27 @
100(a) ........................................................... 265,000 266,413
Santander Bank Auto Credit Linked Notes .....................................
Series 2024-B, Class B, 4.97%, 1/18/33, Callable 1/15/29 @ 100(a) ............... 544,000 543,083
Series 2024-B, Class C, 5.14%, 1/18/33, Callable 1/15/29 @ 100(a) ............... 315,000 314,447
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 1/15/29 @ 100(a) ............... 481,000 480,245
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 1/15/29 @ 100(a) ............... 308,000 307,541
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 160,170 160,146
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 79,656 79,777

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
46
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 1/15/26 @ 100(a) ............... $ 104,057 $ 106,731
Series 2022-B, Class E, 8.68%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 4,355 4,358
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 53,431 53,867
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 9/15/27 @ 100(a) ............... 209,567 211,198
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 9/15/27 @ 100(a) ............... 15,130 15,250
Series 2023-B, Class B, 5.64%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 173,668 175,183
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 74,000 74,527
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 214,303 216,603
Santander Bank NA .....................................................
Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 10/15/25 @ 100(a) ............ 545 545
Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 10/15/25 @ 100(a) ............ 511 511
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.28%, 3/15/27,
Callable 12/15/25 @ 100(a) ........................................... 60,000 58,823
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28, Callable 4/20/27 @ 100(a) 132,657 134,655
SBNA Auto Receivables Trust, Series 2024-A, Class B, 5.29%, 9/17/29, Callable 12/15/27 @
100(a) ........................................................... 203,000 203,693
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class C, 6.61%, 4/15/30, Callable 9/15/27 @ 100(a) .............. 429,952 444,047
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 9/15/27 @ 100(a) ............. 226,365 233,264
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 4/15/28 @ 100(a) ............. 199,759 200,390
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. 167,000 170,356
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 1/20/28 @ 100(a) .............. 126,000 127,217
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class A4, 5.94%, 7/20/27, Callable 7/20/25 @ 100(a) .............. 50,000 50,451
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 280,000 282,738
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 11/20/25 @ 100(a) ............. 87,000 88,375
Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.82%, 5/20/31, Callable 9/20/27 @
100(a) ........................................................... 200,000 203,075
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 7/20/25 @
100(a) ........................................................... 100,000 100,339
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 205,683 208,561
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 2/15/25 @
100(a) ........................................................... 103,621 91,489
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 1/10/27 @ 100(a) ............... 414,939 416,100
Series 2024-1, Class B, 6.57%, 6/10/27 , Callable 6/10/27 @ 100 (a) ............... 209,000 211,068
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 11/15/27 @ 100(a) ............. 636,000 645,441
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 11/15/27 @ 100(a) ............. 220,000 224,656
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable
11/15/25 @ 100(a) .................................................. 89,756 89,565
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 121,341 122,048
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 181,000 185,828
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 195,000 200,768
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 220,000 227,900
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 341,000 342,674
Series 2024-2A, Class A1, 4.87%, 6/21/39(a) ............................... 1,437,000 1,439,570
Series 2024-2A, Class C, 4.89%, 6/21/39(a) ................................ 335,000 329,760
Series 2024-3A, Class B, 5.07%, 9/19/39(a) ................................ 318,376 314,733
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 345,742 342,209
50,027,413
ABS Card (1.1%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 238,000 243,202
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 5/15/29 ...................... 232,000 234,218
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 168,000 168,633
Evergreen Credit Card Trust ...............................................
Series 2023-CRT3, Class B, 6.58%, 2/16/27(a) .............................. 273,000 273,506
Series 2023-CRT3, Class C, 7.31%, 2/16/27(a) .............................. 152,000 152,343
Series 2024-CRT4, Class B, 5.25%, 10/16/28(a) ............................. 467,000 468,044
Series 2024-CRT4, Class C, 5.64%, 10/16/28(a) ............................. 267,000 266,814
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 200,000 188,027

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
47
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Master Credit Card Trust .................................................
Series 2022-2A, Class B, 2.38%, 7/21/28(a) ................................ $ 500,000 $ 473,224
Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................................ 312,000 293,612
Master Credit Card Trust II ................................................
Series 2022-1A, Class C, 2.27%, 7/21/26(a) ................................ 118,000 117,805
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 250,000 251,176
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 95,000 95,758
Series 2023-4A, Class B, 6.56%, 10/21/32(a) ............................... 104,000 107,038
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 265,000 272,574
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 193,000 194,076
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 171,000 172,092
Synchrony Card Funding LLC .............................................
Series 2022-A1, Class A, 3.37%, 4/17/28, Callable 4/15/25 @ 100 ................ 220,000 219,250
Series 2023-A1, Class A, 5.54%, 7/15/29 .................................. 59,000 59,850
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 833,000 786,081
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 72,000 71,874
Series 2023-2A, Class B, 5.35%, 3/28/33(a) ................................ 100,000 99,449
Series 2023-3A, Class B, 6.26%, 8/28/28(a) ................................ 234,000 235,852
Series 2023-3A, Class C, 6.94%, 8/28/28(a) ................................ 214,000 216,083
Series 2024-1A, Class B, 5.50%, 12/27/28(a) ............................... 228,000 229,446
Series 2024-1A, Class C, 5.99%, 12/27/28(a) ............................... 121,000 121,716
6,011,743
ABS Other (6.6%):
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27,
Callable 1/20/25 @ 100(a) ............................................ 448,581 447,785
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 8/20/25 @ 100(a) ............................................ 676,000 665,660
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 292,844 294,067
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 131,151 134,386
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 37,000 38,598
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 119,000 119,910
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 262,000 264,197
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A, Class B, 5.20%, 7/21/31, Callable 7/20/28 @ 100(a) .............. 1,000,000 1,002,091
Series 2024-2A, Class C, 5.38%, 7/21/31, Callable 7/20/28 @ 100(a) .............. 333,000 333,415
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 124,000 127,017
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 88,000 90,905
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 141,000 147,564
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 4/15/29 @ 100(a) .............. 124,094 126,409
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 7/15/27 @ 100(a) .............. 154,000 152,992
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 7/15/27 @ 100(a) .............. 80,000 79,774
Capital Automotive REIT, Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @
100(a) ........................................................... 281,732 265,736
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 200,450 202,901
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) ............... 250,000 247,454
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 12/14/26 @ 100(a) .............. 173,174 176,519
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 93,000 97,197
Clarus Capital Funding LLC, Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 3/20/28 @
100(a) ........................................................... 70,000 68,711
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 604,160 603,236
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 34,246 34,267
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 205,000 195,379
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @
100(a) ........................................................... 1,309,500 1,180,670

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
48
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. $ 147,446 $ 149,450
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 125,000 126,335
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 237,000 241,093
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 4/22/26 @ 100(a) .............. 73,000 74,610
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 92,000 93,047
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 92,000 93,616
Dext ABS LLC ........................................................
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 11/15/26 @ 100(a) .............. 100,000 102,349
Series 2023-2, Class C, 6.93%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 224,000 230,435
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 101,000 102,524
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 654,000 595,105
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26 , Callable 7/20/26 @ 100 (a) ...... 34,515 34,653
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 3/20/29 @ 100(a) ...... 128,980 131,100
DLLMT LLC, Series 2024-1A, Class A3, 4.84%, 8/21/28, Callable 6/20/28 @ 100(a) ...... 200,652 201,131
FirstKey Homes Trust ....................................................
Series 2021-SFR3, Class A, 2.14%, 12/17/38(a)(b) ........................... 736,443 704,070
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 500,000 475,627
Series 2021-SFR3, Class D, 2.79%, 12/17/38(a)(b) ........................... 750,000 714,686
Ford Credit Floorplan Master Owner Trust .....................................
Series 2020-2, Class C, 1.87%, 9/15/27 ................................... 127,000 124,277
Series 2023-1, Class B, 5.31%, 5/15/28(a) ................................. 70,000 70,349
Series 2023-1, Class C, 5.75%, 5/15/28(a) ................................. 106,000 106,740
Series 2024-2, Class B, 5.56%, 4/15/31(a) ................................. 225,000 229,035
Series 2024-4, Class B, 4.61%, 9/15/31(a) ................................. 377,000 372,999
Frontier Issuer LLC .....................................................
Series 2023-1, Class A2, 6.60%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 558,062 567,877
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 415,490 430,123
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 1,825,447 1,948,077
Series 2024-1, Class A2, 6.19%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 198,607 202,019
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 1,539,003 1,709,542
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class A2, 6.51%, 5/20/30 , Callable 5/20/30 @ 100 (a) ............. 58,639 59,468
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100(a) .............. 97,000 101,877
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 89,000 93,282
Series 2023-1A, Class E, 7.00%, 6/20/35, Callable 8/20/30 @ 100(a) .............. 74,000 68,466
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class C, 5.43%, 12/15/31,
Callable 2/15/28 @ 100(a) ............................................ 65,000 65,558
HPEFS Equipment Trust ..................................................
Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 7/20/25 @ 100(a) ............. 333,000 329,013
Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 12/20/25 @ 100(a) ............. 1,300,000 1,294,475
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a) .............. 1,159,000 1,166,138
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 12/20/26 @ 100(a) ............. 150,000 152,851
Series 2024-1A, Class D, 5.82%, 12/22/31, Callable 8/20/27 @ 100(a) ............. 151,000 151,523
Series 2024-2A, Class B, 5.35%, 10/20/31, Callable 1/20/28 @ 100(a) ............. 265,066 267,064
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 141,999 142,567
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100(a) ............ 263,093 260,669
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @ 100(a) ............. 129,000 130,382
M&T Equipment LEAF Notes ..............................................
Series 2023-1A, Class A3, 5.74%, 7/15/30, Callable 8/15/27 @ 100(a) ............. 118,000 118,969
Series 2024-1A, Class A2, 4.99%, 8/18/31, Callable 7/16/28 @ 100(a) ............. 200,652 200,702
Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 7/16/28 @ 100(a) ............. 270,000 267,647
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 252,245 241,870
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 152,000 154,895
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 11/13/30 @ 100(a) ............. 485,929 489,558
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 1/20/25 @ 100(a) ............. 677,000 624,446
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 1/20/25 @ 100(a) ............. 366,000 328,568
NMEF Funding LLC ....................................................
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 3/15/28 @ 100(a) ............. 338,028 338,666
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 221,597 218,854

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49
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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25
@ 100(a) ......................................................... $ 115,148 $ 114,386
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class A2, 5.59%, 11/15/29, Callable 4/15/27 @ 100(a) ............ 179,136 180,337
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 76,000 76,825
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 531,000 543,947
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A, Class A2, 4.99%, 9/15/49, Callable 9/15/27 @ 100(a) ............. 395,744 391,184
Series 2024-1A, Class B, 5.78%, 9/15/49, Callable 9/15/27 @ 100(a) .............. 106,679 104,354
SCF Equipment Leasing LLC ..............................................
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 2/20/25 @ 100(a) .............. 550,000 543,228
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/29 @ 100(a) .............. 196,294 202,452
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @ 100(a) ............. 329,793 338,487
Series 2023-1A, Class A3, 6.17%, 5/20/32, Callable 11/20/28 @ 100(a) ............ 153,000 157,785
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54, Callable 7/30/28 @ 100(a) 227,000 229,994
Tricon Residential Trust ..................................................
Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100(a)(b) .......... 200,000 198,452
Series 2024-SFR4, Class A, 4.30%, 11/17/29, Callable 11/17/29 @ 100(a)(b) ........ 220,126 211,479
Trinity Rail Leasing LLC, Series 2022-1A, Class A, 4.55%, 5/20/52, Callable 1/21/25 @
100(a) ........................................................... 456,947 438,771
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 1/15/25
@ 100(a) ......................................................... 43,687 42,670
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @
100(a) ........................................................... 453,000 413,699
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2II, 3.71%, 2/15/52, Callable 2/15/30 @ 100(a) ............ 1,000,000 870,883
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 300,000 288,146
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 1,500,000 1,435,305
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 146,000 146,215
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 107,000 108,713
Series 2024-1A, Class F, 8.87%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 24,000 24,871
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 10/12/27 @ 100(a) ............ 35,815 36,331
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 10/12/27 @ 100(a) ............. 47,000 48,148
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 11/12/28 @ 100(a) ........... 184,000 186,030
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 57,000 57,816
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 47,000 47,716
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 59,000 60,192
Verizon Master Trust ....................................................
Series 2023-2, Class A, 4.89%, 4/13/28, Callable 4/20/25 @ 100 ................. 129,000 129,139
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 265,000 266,881
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 1,105,000 1,121,138
Series 2024-4, Class C, 5.60%, 6/20/29, Callable 6/20/26 @ 100 ................. 80,000 80,681
Series 2024-7, Class C, 4.84%, 8/20/32, Callable 8/20/29 @ 100(a) ............... 478,533 472,114
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 302,000 301,307
Volvo Financial Equipment LLC, Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 7/15/28
@ 100(a) ......................................................... 1,000,000 984,658
Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32, Callable
10/20/27 @ 100(a) .................................................. 108,170 107,618
35,157,169
Total Asset-Backed Securities (Cost $91,477,184) 91,196,325
Collateralized Loan Obligations (2.4%)
Cash Flow CLO (2.4%):
720 East CLO IV Ltd., Series 2024-1A, Class A2, 6.46% (TSFR3M+180bps), 4/15/37, Callable
4/15/26 @ 100(a)(c) ................................................. 185,000 185,431
720 East CLO Ltd. ......................................................
Series 2022-1A, Class A2R, 5.95% (TSFR3M+160bps), 1/20/38(a)(c) ............. 442,000 442,076
Series 2022-1A, Class BR, 6.05% (TSFR3M+170bps), 1/20/38(a)(c) .............. 442,000 442,076
Series 2023-2A, Class A2, 6.81% (TSFR3M+215bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ..................................................... 245,000 245,693
Series 2023-2A, Class D, 9.81% (TSFR3M+515bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ..................................................... 184,000 188,334

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50
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-IA, Class B, 7.16% (TSFR3M+250bps), 4/15/36, Callable 4/15/25 @ 100(a)
(c) ......................................................... $ 250,000 $ 251,283
Series 2023-IA, Class D, 10.51% (TSFR3M+585bps), 4/15/36, Callable 4/15/25 @
100(a)(c) ..................................................... 500,000 504,667
AIMCO CLO Ltd. ......................................................
Series 2022-17A, Class XR, 5.78% (TSFR3M+115bps), 7/20/37, Callable 7/22/26 @
100(a)(c) ..................................................... 262,550 262,613
Series 2023-20A, Class B1, 6.85% (TSFR3M+220bps), 10/16/36, Callable 10/16/25 @
100(a)(c) ..................................................... 178,000 179,392
Series 2023-20A, Class C1, 7.35% (TSFR3M+270bps), 10/16/36, Callable 10/16/25 @
100(a)(c) ..................................................... 178,000 180,098
Barrow Hanley CLO I Ltd. ................................................
Series 2023-1A, Class A1, 6.92% (TSFR3M+230bps), 4/20/35, Callable 1/20/25 @
100(a)(c) ..................................................... 400,000 402,614
Series 2023-1A, Class A2, 7.27% (TSFR3M+265bps), 4/20/35, Callable 1/20/25 @
100(a)(c) ..................................................... 500,000 506,177
Series 2023-1A, Class C, 8.62% (TSFR3M+400bps), 4/20/35, Callable 1/20/25 @ 100(a)
(c) ......................................................... 175,000 175,343
Series 2023-1A, Class D, 10.78% (TSFR3M+616bps), 4/20/35, Callable 1/20/25 @
100(a)(c) ..................................................... 700,000 705,463
Barrow Hanley CLO II Ltd. ...............................................
Series 2023-2A, Class C, 8.12% (TSFR3M+350bps), 10/20/35, Callable 1/20/25 @
100(a)(c) ..................................................... 184,000 189,929
Series 2023-2A, Class D1, 10.37% (TSFR3M+575bps), 10/20/35, Callable 1/20/25 @
100(a)(c) ..................................................... 276,000 278,092
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/20/34, Callable 4/24/25 @
100(a) ........................................................... 250,000 247,143
Dryden CLO Ltd. .......................................................
Series 2021-93A, Class A2R, 5.93% (TSFR3M+160bps), 1/15/38, Callable 1/15/27 @
100(a)(c) ..................................................... 171,000 171,030
Series 2021-93A, Class XR, 5.48% (TSFR3M+115bps), 1/15/38, Callable 1/15/27 @
100(a)(c) ..................................................... 336,000 336,023
Series 2022-113A, Class BR2, 6.27% (TSFR3M+165bps), 10/15/37, Callable 10/15/25 @
100(a)(c) ..................................................... 1,000,000 1,001,393
Series 2022-121A, Class B, 6.03% (TSFR3M+170bps), 1/15/37, Callable 1/15/27 @
100(a)(c) ..................................................... 428,083 428,155
Series 2023-102A, Class A2, 6.66% (TSFR3M+200bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ..................................................... 109,696 110,127
Golub Capital Partners CLO Ltd., Series 2023-68A, Class B, 7.43% (TSFR3M+280bps),
7/25/36, Callable 7/25/25 @ 100(a)(c) .................................... 155,000 156,008
LCM 36 Ltd., Series 36A, Class A2, 6.32% (TSFR3M+166bps), 1/15/34, Callable 1/15/25 @
100(a)(c) ......................................................... 750,000 741,209
Magnetite XXXV Ltd., Series 2022-35A, Class AR, 6.28% (TSFR3M+165bps), 10/25/36,
Callable 10/25/25 @ 100(a)(c) ......................................... 295,000 296,308
NGC Ltd., Series 2024-1A, Class X, 6.45% (TSFR3M+115bps), 7/20/37, Callable 7/20/26 @
100(a)(c) ......................................................... 260,000 259,863
Oaktree CLO Ltd., Series 2023-1A, Class B, 7.21% (TSFR3M+255bps), 4/15/36, Callable
4/15/25 @ 100(a)(c) ................................................. 250,000 250,999
Octagon 62 Ltd., Series 2022-1A, Class A2R, 6.11% (TSFR3M+160bps), 1/23/38(a)(c) ..... 432,000 431,993
Octagon 68 Ltd., Series 2023-1A, Class X, 5.92% (TSFR3M+130bps), 10/20/36, Callable
10/20/25 @ 100(a)(c) ................................................ 272,250 272,277
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 5.78%
(TSFR3M+126bps), 2/14/31, Callable 2/14/25 @ 100(a)(c) ..................... 228,165 228,267
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2, 6.17% (TSFR3M+165bps),
8/8/32, Callable 8/8/25 @ 100(a)(c) ...................................... 259,000 259,451
Symphony CLO XXIX Ltd., Series 2021-29A, Class B, 6.57% (TSFR3M+191bps), 1/15/34,
Callable 1/15/25 @ 100(a)(c) .......................................... 500,000 500,860
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 7.36% (TSFR3M+273bps), 1/18/35, Callable
1/18/25 @ 100(a)(c) ................................................. 750,000 750,754
Venture CLO Ltd. ......................................................
Series 2023-47A, Class AJ, 6.92% (TSFR3M+230bps), 4/20/36, Callable 4/20/25 @
100(a)(c) ..................................................... 194,000 194,272
Series 2023-48A, Class B1, 7.37% (TSFR3M+275bps), 10/20/36, Callable 10/20/25 @
100(a)(c) ..................................................... 197,000 199,547

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2024-49A, Class X, 5.97% (TSFR3M+135bps), 4/20/37, Callable 4/20/26 @
100(a)(c) ..................................................... $ 138,505 $ 138,755
Series 2024-50A, Class X, 6.01% (TSFR3M+125bps), 10/20/37, Callable 10/20/26 @
100(a)(c) ..................................................... 266,000 266,024
Voya CLO Ltd., Series 2020-1A, Class BR, 6.61% (TSFR3M+196bps), 7/16/34, Callable
1/16/25 @ 100(a)(c) ................................................. 220,000 220,110
12,599,849
Total Collateralized Loan Obligations (Cost $12,554,517) 12,599,849
Collateralized Mortgage Obligations (9.1%)
Agency CMO Other (0.6%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 228,324 228,548
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 513,598 496,882
Series J, Class J, 5.50%, 3/25/51 ........................................ 1,732,974 1,719,526
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 133,469 133,777
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 166,323 142,957
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 273,888 274,274
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 168,420 168,697
3,164,661
Agency Commercial MBS (2.5%):
Federal Home Loan Mortgage Corporation .....................................
Series K136, Class A2, 2.13%, 11/25/31 ................................... 2,485,739 2,093,864
Series K141, Class A2, 2.25%, 2/25/32 ................................... 1,155,071 976,466
Series K142, Class A2, 2.40%, 3/25/32 ................................... 1,338,841 1,140,781
Series K143, Class A2, 2.35%, 3/25/32 , Callable 3/25/32 @ 100 ................. 354,257 300,453
Series K144, Class A2, 2.45%, 4/25/32 ................................... 2,000,000 1,705,237
Series K145, Class A2, 2.58%, 5/25/32 , Callable 5/25/32 @ 100 ................. 2,546,606 2,187,256
Series K146, Class A2, 2.92%, 6/25/32 ................................... 2,154,425 1,893,138
Series K147, Class A2, 3.00%, 6/25/32(d) ................................. 814,859 719,330
Series K149, Class A2, 3.53%, 8/25/32 , Callable 8/ 2 5/32 @ 100 ................. 1,178,242 1,076,208
Series K159, Class A2, 4.50%, 7/25/33 , Callable 7/25/33 @ 100 (d) ............... 1,566,307 1,518,434
13,611,167
Commercial MBS (6.0%):
AOA Mortgage Trust ....................................................
Series 2021-1177, Class B, 5.69% (TSFR1M+129bps), 10/15/38(a)(b)(c) ........... 250,000 233,874
Series 2021-1177, Class D, 6.34% (TSFR1M+194bps), 10/15/38(a)(b)(c) ........... 300,000 266,283
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1, Class AS, 3.06%, 5/15/53, Callable 5/15/30 @ 100(a)(d) ......... 350,000 314,646
Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 7/15/31 @ 100(a)(d) .......... 1,050,000 869,845
Series 2022-MF4, Class A5, 3.29%, 12/15/54, Callable 2/15/32 @ 100(a)(d) ......... 500,000 447,640
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.11%, 7/5/40(a)(b)(d) ........................... 790,000 758,776
Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(b)(d) ........................... 100,000 93,694
Series 2018-AVM, Class D, 4.11%, 7/5/40(a)(b)(d) ........................... 100,000 92,333
BAMLL Commercial Mortgage Securities Trust .................................
Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100(a)(b) .......... 750,000 743,310
Series 2015-200P, Class D, 3.60%, 4/14/33, Callable 4/14/25 @ 100(a)(b)(d) ........ 375,000 370,018
BBCMS Mortgage Trust ..................................................
Series 2020-BID, Class C, 8.15% (TSFR1M+375bps), 10/15/37(a)(b)(c) ........... 269,000 269,390
Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100(d) ............ 135,135 126,748
Benchmark Mortgage Trust ................................................
Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 10/15/30 @ 100 ............. 1,000,000 811,930
Series 2022-B36, Class XA, 0.64%, 7/15/55, Callable 6/15/32 @ 100(b)(d) ......... 10,000,265 428,229
BPR Trust ............................................................
Series 2021-TY, Class A, 5.56% (TSFR1M+116bps), 9/15/38(a)(b)(c) ............. 500,000 496,334
Series 2021-TY, Class C, 6.21% (TSFR1M+181bps), 9/15/38(a)(b)(c) ............. 119,946 118,500
Series 2021-TY, Class D, 6.86% (TSFR1M+246bps), 9/15/38(a)(b)(c) ............. 309,661 307,045
Series 2022-OANA, Class A, 6.30% (TSFR1M+190bps), 4/15/37(a)(b)(c) .......... 1,000,000 1,003,764
Series 2022-OANA, Class B, 6.84% (TSFR1M+245bps), 4/15/37(a)(b)(c) .......... 203,000 203,968
Series 2022-OANA, Class D, 8.09% (TSFR1M+370bps), 4/15/37(a)(b)(c) .......... 500,000 503,975
Series 2022-STAR, Class A, 7.63% (TSFR1M+323bps), 8/15/39(a)(b)(c) ........... 407,215 406,215

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52
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT, Class B, 5.46% (TSFR1M+106bps), 9/15/36(a)(b)(c) ........... $ 1,540,000 $ 1,533,516
Series 2021-XL2, Class B, 5.51% (TSFR1M+111bps), 10/15/38(a)(b)(c) ........... 175,000 174,199
Series 2021-XL2, Class C, 5.71% (TSFR1M+131bps), 10/15/38(a)(b)(c) ........... 105,000 104,739
Series 2022-CSMO, Class A, 6.51% (TSFR1M+211bps), 6/15/27(a)(b)(c) .......... 900,000 902,687
Series 2022-CSMO, Class C, 8.29% (TSFR1M+389bps), 6/15/27(a)(b)(c) .......... 500,000 502,794
Series 2022-CSMO, Class D, 8.73% (TSFR1M+434bps), 6/15/27(a)(b)(c) .......... 100,000 100,653
BX Trust .............................................................
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ 250,000 245,582
Series 2022-RISE, Class A, 5.26% (TSFR1M+86bps), 11/15/36(a)(b)(c) ........... 507,197 504,675
BXP Trust ............................................................
Series 2021-601L, Class B, 2.78%, 1/15/44(a)(b)(d) .......................... 500,000 405,586
Series 2021-601L, Class C, 2.78%, 1/15/44(a)(b)(d) .......................... 250,000 197,296
Series 2021-601L, Class D, 2.78%, 1/15/44(a)(b)(d) .......................... 1,250,000 942,538
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable
11/10/31 @ 100(a)(b) ................................................ 250,000 203,134
COMM Mortgage Trust ..................................................
Series 2015-PC1, Class AM, 4.28%, 7/10/50, Callable 6/10/25 @ 100(d) ........... 20,334 20,179
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(b) .......... 185,000 152,406
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(b) ............................ 266,611 274,546
Series 2024-277P, Class B, 7.00%, 8/10/44(a)(b)(d) .......................... 33,326 34,603
CSMC Trust, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)(b) ..................... 302,000 271,284
DBWF Mortgage Trust ...................................................
Series 2024-LCRS, Class A, 6.14% (TSFR1M+174bps), 4/15/34(a)(b)(c) ........... 232,143 232,476
Series 2024-LCRS, Class B, 6.64% (TSFR1M+224bps), 4/15/34(a)(b)(c) ........... 250,000 249,971
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class C, 5.51%, 9/6/26(a)(b)(d) .... 118,438 117,934
Hilton USA Trust .......................................................
Series 2016-HHV, Class B, 4.19%, 11/5/38(a)(b)(d) .......................... 350,000 341,350
Series 2016-HHV, Class C, 4.19%, 11/5/38(a)(b)(d) .......................... 200,000 194,318
Hilton USA Trust 2016-HHV, Series 2016, Class D, 4.19%, 11/5/38(a)(b)(d) ............. 169,000 163,352
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(b) ........ 541,000 538,398
Hudson Yards Mortgage Trust ..............................................
Series 2019-30HY, Class A, 3.23%, 7/10/39(a)(b) ............................ 458,789 417,082
Series 2019-30HY, Class D, 3.44%, 7/10/39(a)(b)(d) .......................... 115,000 101,599
Series 2019-55HY, Class A, 2.94%, 12/10/41(a)(b)(d) ......................... 500,000 444,684
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.24% (TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 761,000 761,775
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2, Class C, 7.89% (TSFR1M+349bps), 10/15/39(a)(b)(c) .......... 100,000 99,067
Series 2022-LPFX, Class C, 3.82%, 3/15/32(a)(b)(d) ......................... 750,000 648,209
JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, 6.02% (TSFR1M+162bps),
6/15/39(a)(b)(c) .................................................... 198,627 198,773
LBA Trust, Series 2024-7IND, Class B, 6.14% (TSFR1M+174bps), 10/15/41(a)(b)(c) ...... 691,467 692,063
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/37, Callable 10/13/28 @ 100(a)
(b)(d) ........................................................... 330,875 325,800
Life BMR Mortgage Trust, Series 2022-BMR2, Class C, 6.49% (TSFR1M+209bps), 5/15/39,
Callable 5/15/25 @ 100(a)(b)(c) ........................................ 250,000 237,085
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/40(a)(b) ............................ 1,787,539 1,642,609
Series 2020-1MW, Class B, 2.33%, 9/10/39(a)(b)(d) .......................... 197,276 181,163
Series 2020-1MW, Class D, 2.33%, 9/10/40(a)(b)(d) .......................... 165,544 148,710
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC, Class A, 5.31% (TSFR1M+92bps), 4/15/38(a)(b)(c) ............ 76,178 76,072
Series 2021-MHC, Class B, 5.61% (TSFR1M+122bps), 4/15/38(a)(b)(c) ........... 160,000 159,781
Series 2021-MHC, Class D, 6.11% (TSFR1M+172bps), 4/15/38(a)(b)(c) ........... 400,000 399,747
MHP, Series 2022-MHIL, Class D, 6.01% (TSFR1M+161bps), 1/15/27(a)(b)(c) .......... 455,807 452,497
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA, Class B, 2.81%, 11/9/31(a)(b) ............................ 500,000 394,544
Series 2021-PLZA, Class C, 2.81%, 11/9/31(a)(b) ............................ 750,000 568,727
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.79% (TSFR1M+239bps),
3/15/39(a)(b)(c) .................................................... 250,000 249,175
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.04% (TSFR1M+164bps), 3/15/41(a)(b)
(c) ............................................................. 816,000 816,843
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49(a)(b) ................ 2,103,000 1,847,126

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
ONE Mortgage Trust, Series 2021-PARK, Class D, 6.01% (TSFR1M+161bps), 3/15/36(a)(b)
(c) ............................................................. $ 225,000 $ 214,792
SHR Trust ............................................................
Series 2024-LXRY, Class B, 6.85% (TSFR1M+245bps), 10/15/41(a)(b)(c) .......... 376,873 378,990
Series 2024-LXRY, Class D, 8.00% (TSFR1M+360bps), 10/15/41(a)(b)(c) .......... 94,218 94,509
SLG Office Trust .......................................................
Series 2021-OVA, Class A, 2.59%, 7/15/41(a)(b) ............................ 625,000 524,997
Series 2021-OVA, Class C, 2.85%, 7/15/41(a)(b) ............................ 500,000 414,799
SREIT Trust ..........................................................
Series 2021-MFP2, Class B, 5.68% (TSFR1M+129bps), 11/15/36(a)(b)(c) .......... 500,000 498,464
Series 2021-MFP2, Class D, 6.08% (TSFR1M+168bps), 11/15/36(a)(b)(c) .......... 760,000 757,591
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 2/12/41, Callable 2/12/29 @
100(a)(b)(d) ....................................................... 636 423
TTAN, Series 2021-MHC, Class C, 5.86% (TSFR1M+146bps), 3/15/38(a)(b)(c) .......... 538,331 537,232
Wells Fargo Commercial Mortgage Trust ......................................
Series 2021-SAVE, Class B, 5.96% (TSFR1M+156bps), 2/15/40(a)(b)(c) ........... 200,000 200,033
Series 2021-SAVE, Class C, 6.31% (TSFR1M+191bps), 2/15/40(a)(b)(c) ........... 200,000 199,401
31,959,095
Total Collateralized Mortgage Obligations (Cost $50,277,670) 48,734,923
Senior Secured Loans (1.8%)
Communication Services (0.2%):
Charter Communications Operating LLC, Term Loan B-5, First Lien, 6.78%
(SOFR01M+225bps), 12/15/31(c) ....................................... 198,953 198,372
Charter Communications Operating LLC, Term Loan B-5, First Lien, 11/22/31(e) ......... 375,000 373,905
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien, 3/9/27(e) .......... 500,000 468,375
1,040,652
Consumer Discretionary (0.1%):
Aramark Services, Inc., Term Loan B8, First Lien, 6.57% (SOFR01M+200bps), 6/24/30(c) .. 30,637 30,775
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien, 6.32%
(SOFR01M+175bps), 9/19/31(c) ........................................ 124,688 124,896
Carnival Corp., 2027 Term Loan, First Lien, 7.32% (SOFR01M+275bps), 8/9/27(c) ....... 53,434 53,718
Carnival Corp., 2028 Term Loan, First Lien, 7.32% (SOFR01M+275bps), 10/18/28(c) ..... 250,000 251,303
Four Seasons Hotels Ltd., TLB, First Lien, 6.32% (SOFR01M+175bps), 11/30/29(c) ....... 99,492 99,567
Great Outdoors Group LLC, Term B1, First Lien, 8.32% (SOFR01M+375bps), 3/5/28(c) .... 40,743 40,885
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 8.12%
(SOFR03M+325bps), 2/25/28(c) ........................................ 125,000 121,185
722,329
Consumer Staples (0.1%):
BJ's Wholesale Club, Inc., Tranch B Term, First Lien, 6.27% (SOFR01M+175bps), 2/5/29(c) . 165,000 165,619
US Foods, Inc., Replacement B 2024 TL, First Lien, 6.32% (SOFR01M+175bps), 9/29/31(c) 700,000 703,577
869,196
Financials (1.0%):
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 8.35%
(SOFR03M+375bps), 3/7/31(c) ......................................... 14,577 14,649
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 8.53%
(SOFR06M+375bps), 2/18/31(c) ........................................ 235,423 236,601
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien, 6.66% (SOFR03M+200bps),
10/15/31(c) ....................................................... 425,000 426,488
Asplundh Tree Expert LLC, Term Loan B, First Lien, 6.32% (SOFR01M+175bps), 5/8/31(c) . 248,500 248,624
Boost Newco Borrower LLC, USD Term B-1 Loan, First Lien, 7.10% (SOFR03M+250bps),
8/1/31(c) ......................................................... 99,750 100,145
Cincinnati Bell, Inc., Term B2, First Lien, 6.65%, 5/19/31 .......................... 1,000,000 998,750
Delta 2 (LUX) SARL, Delayed Draw Term Loan, First Lien, 6.60% (SOFR03M+200bps),
9/19/31(c) ........................................................ 150,000 150,225
Delta 2 (L UX ) SARL, Term Loan B, First Lien, 9/10/31(e)(f) ....................... 100,000 100,150
Flutter Financing B.V., 2024 Refinancing Term B Loan, First Lien, 6.12%
(SOFR01M+175bps), 11/25/30(c) ....................................... 99,000 98,691
Focus Financial Partners LLC. 2024 Delayed Draw Term Loan Commitment. First Lien, 7.82%
(SOFR01M+325bps), 9/17/31(c) ........................................ 903,014 910,572
Jefferies Finance PLC, Initial Term Loan, First Lien, 7.36% (SOFR01M+300bps), 10/9/31(c) 550,000 551,722

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54
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Oculus Acquisition Corp., Initial Term Loan, First Lien, 8.09% (SOFR03M+350bps),
11/8/27(c) ........................................................ $ 467,496 $ 469,992
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien, 7.85% (SOFR03M+350bps),
6/30/31(c) ........................................................ 49,875 49,813
OneDigital Borrower LLC, Initial Term Loans, First Lien, 7.82% (SOFR01M+325bps),
6/13/31(c) ........................................................ 124,375 124,534
Truist Insurance Holdings LLC, Term Loan B, First Lien, 7.20% (SOFR01M+275bps),
5/6/31(c) ......................................................... 275,806 276,237
4,757,193
Industrials (0.0%):(g)
Arcosa, Inc., Initial Term Loans, First Lien, 6.82% (SOFR01M+225bps), 8/12/31(c) ....... 150,000 151,032
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.37%
(SOFR03M+375bps), 10/20/27(c) ....................................... 2,974 3,024
Janus International Group LLC, TLB, First Lien, 7.07% (SOFR01M+250bps), 8/5/30(c) .... 47,760 47,879
MKS Instruments, Inc., 2024-1 Dollar Term B Loans, First Lien, 6.59% (SOFR01M+225bps),
8/17/29(c) ........................................................ 166,297 166,610
368,545
Information Technology (0.3%):
Open Text Corp., TLB, First Lien, 6.32% (SOFR01M+175bps), 1/31/30(c) .............. 283,153 283,011
SanDisk Corp., Term Loan B, First Lien, 12/15/31(e) ............................. 1,000,000 981,250
UKG ,Inc., Initial Term Loans, First Lien, 7.62% (SOFR03M+300bps), 1/31/31(c) ........ 33,543 33,755
1,298,016
Materials (0.1%):
Light & Wonder International, Inc., Term B-2 Loans, First Lien, 6.63% (SOFR01M+225bps),
4/16/29(c) ........................................................ 243,792 244,445
The Chemours Co., TLB, First Lien, 7.57% (SOFR01M+300bps), 8/18/28(c) ............ 205,595 206,429
450,874
Total Senior Secured Loans (Cost $9,463,890) 9,506,805
Corporate Bonds (14.1%)
Communication Services (1.1%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100 ............................ 250,000 231,309
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%,
3/1/50, Callable 9/1/49 @ 100 .......................................... 60,000 45,078
Cox Communications, Inc., 5.70%, 6/15/33, Callable 3/15/33 @ 100(a) ................ 243,000 241,195
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/27, Callable 2/7/25
@ 102.94(a) ...................................................... 200,000 194,587
Frontier Communications Holdings LLC, 6.75%, 5/1/29, Callable 2/7/25 @ 103.38(a) ...... 2,548,000 2,560,096
Gray Television, Inc., 10.50%, 7/15/29, Callable 7/15/26 @ 105.25(a) ................. 132,000 132,170
Paramount Global, 4.38%, 3/15/43 .......................................... 627,000 456,840
T-Mobile USA, Inc.
3.50%, 4/15/31, Callable 4/15/26 @ 101.75 ................................ 73,000 66,186
5.50%, 1/15/55, Callable 7/15/54 @ 100 .................................. 137,000 129,085
Townsquare Media, Inc., 6.88%, 2/1/26, Callable 2/7/25 @ 100(a) .................... 110,000 109,474
Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100 ............... 943,000 812,503
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 ................................. 590,000 519,806
5.14%, 3/15/52, Callable 9/15/51 @ 100 .................................. 106,000 78,917
WMG Acquisition Corp., 3.88%, 7/15/30, Callable 7/15/25 @ 101.94(a) ............... 556,000 507,281
6,084,527
Consumer Discretionary (0.7%):
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 282,000 282,526
Daimler Truck Finance North America LLC
5.50%, 9/20/33(a) .................................................. 53,000 53,154
5.38%, 6/25/34, Callable 3/25/34 @ 100(a) ................................ 382,000 378,666
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a) ................... 633,000 614,621
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 2/7/25 @ 102.5(a) .................... 352,000 351,963
Genuine Parts Co., 6.88%, 11/1/33, Callable 8/1/33 @ 100 ......................... 182,000 199,710
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100 ............................. 212,000 218,644
O'Reilly Automotive, Inc., 5.00%, 8/19/34, Callable 5/19/34 @ 100 ................... 509,000 493,670
PulteGroup, Inc., 6.00%, 2/15/35 ............................................ 200,000 204,356
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100 ......................... 234,000 195,598

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55
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Volkswagen Group of America Finance LLC
6.45%, 11/16/30, Callable 9/16/30 @ 100(a) ................................ $ 205,000 $ 212,229
5.60%, 3/22/34, Callable 12/22/33 @ 100(a)(h) ............................. 239,000 234,020
ZF North America Capital, Inc., 6.88%, 4/14/28, Callable 3/14/28 @ 100(a) ............. 200,000 200,432
3,639,589
Consumer Staples (0.9%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 300,000 241,726
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 1,211,000 697,257
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a) .............................. 430,000 435,590
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a) .............................. 100,000 95,258
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 1,070,000 1,027,213
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 310,000 312,180
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100(h) ...................... 156,000 153,351
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100 ........................... 220,000 185,649
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100 ....................... 400,000 334,202
Kellanova, 4.50%, 4/1/46 ................................................. 313,000 263,298
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 181,000 162,822
Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27 @ 103.19(a) ..................... 50,000 49,044
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 100,000 85,470
The J.M. Smucker Co., 6.50%, 11/15/53, Callable 5/15/53 @ 100 .................... 400,000 429,602
The Kroger Co., 5.50%, 9/15/54, Callable 3/15/54 @ 100 .......................... 453,000 426,253
4,898,915
Energy (0.9%):
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 528,000 512,134
Diamondback Energy, Inc., 5.75%, 4/18/54, Callable 10/18/53 @ 100 ................. 387,000 363,249
DT Midstream, Inc., 5.80%, 12/15/34, Callable 9/15/34 @ 100(a) .................... 430,000 432,501
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/40 ....................... 208,485 206,468
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(a) ................ 290,000 295,230
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100(a)(h) ................ 391,000 371,595
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) ... 65,000 60,668
ONEOK, Inc., 5.15%, 10/15/43, Callable 4/15/43 @ 100 ........................... 195,000 174,060
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 9/15/30, Callable 6/15/30 @ 100 .................................. 275,000 255,413
5.70%, 9/15/34, Callable 6/15/34 @ 100 .................................. 382,000 381,967
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34, Callable 7/1/34 @ 100(a) ... 235,000 228,584
Viper Energy, Inc.
5.38%, 11/1/27, Callable 1/23/25 @ 100.9(a) ............................... 638,000 628,591
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 689,000 722,198
4,632,658
Financials (4.7%):
American Express Co., 5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(c) ....... 390,000 385,606
Antares Holdings LP, 6.35%, 10/23/29, Callable 9/23/29 @ 100(a) .................... 392,000 389,016
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100 ......... 223,000 221,846
Arthur J. Gallagher & Co.
5.45%, 7/15/34, Callable 4/15/34 @ 100 .................................. 447,000 448,739
5.55%, 2/15/55, Callable 8/15/54 @ 100 .................................. 443,000 425,353
Bank of America Corp., 2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .... 719,000 585,650
Blue Owl Credit Income Corp., 5.50%, 3/21/25 ................................. 500,000 499,310
Blue Owl Finance LLC, 6.25%, 4/18/34, Callable 1/18/34 @ 100(a) ................... 236,000 242,439
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 366,000 383,423
Brown & Brown, Inc., 5.65%, 6/11/34, Callable 3/11/34 @ 100 ...................... 538,000 538,394
Citizens Financial Group, Inc.
5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(i) ....................... 1,311,000 1,302,360
2.64%, 9/30/32, Callable 7/2/32 @ 100 ................................... 500,000 402,056
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(c) ........ 1,244,000 1,228,999
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 250,000 220,026
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(i) ........... 412,000 406,192
First Citizens BancShares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(c)
(h) ............................................................. 113,000 112,374
Fiserv, Inc., 5.15%, 8/12/34, Callable 5/12/34 @ 100 ............................. 231,000 225,806

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56
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Focus Financial Partners LLC, 6.75%, 9/15/31, Callable 9/15/27 @ 103.38(a) ............ $ 17,000 $ 16,892
Global Atlantic Fin Co., 7.95%, 6/15/33, Callable 3/15/33 @ 100(a) ................... 274,000 303,608
Global Payments, Inc.
4.15%, 8/15/49, Callable 2/15/49 @ 100 .................................. 474,000 354,157
5.95%, 8/15/52, Callable 2/15/52 @ 100 .................................. 177,000 171,269
HUB International Ltd., 7.25%, 6/15/30, Callable 6/15/26 @ 103.63(a) ................ 31,000 31,786
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) . 500,000 404,918
Janus Henderson US Holdings, Inc., 5.45%, 9/10/34, Callable 6/10/34 @ 100(a) .......... 487,000 465,677
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31, Callable 10/15/27 @ 103.31(a) 269,000 268,400
JPMorgan Chase & Co.
2.96% (SOFR+126bps), 1/25/33, Callable 1/25/32 @ 100(c) .................... 232,000 200,572
5.77% (SOFR+149bps), 4/22/35, Callable 4/22/34 @ 100(c) .................... 261,000 267,159
KeyCorp, 4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ......... 200,000 188,868
KeyCorp., 6.40% (SOFRINDX+242bps), 3/6/35, Callable 3/6/34 @ 100(c) ............. 274,000 285,333
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(c)(i) ............. 449,333 447,839
Marsh & McLennan Cos., Inc., 5.40%, 3/15/55, Callable 9/15/54 @ 100 ............... 294,000 282,333
MetLife, Inc., 9.25%, 4/8/68, Callable 4/8/33 @ 100(a) ............................ 55,000 64,627
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a) ............................ 650,000 543,842
Morgan Stanley
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(c) .................... 627,000 617,498
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 50,000 40,667
New York Life Global Funding, 1.85%, 8/1/31(a) ................................ 1,325,000 1,090,456
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 578,000 609,470
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 382,000 400,887
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 150,000 147,711
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(i) ........ 357,000 354,702
Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27 @ 102.94(a) .................... 154,000 152,401
Santander Holdings USA, Inc.
5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(c) ...................... 326,000 322,118
6.34% (SOFR+214bps), 5/31/35, Callable 5/31/34 @ 100(c) .................... 410,000 416,317
State Street Corp.
4.16% (SOFR+173bps), 8/4/33, Callable 8/4/32 @ 100(c) ...................... 750,000 699,752
6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(c) .................. 704,000 732,874
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 494,000 482,997
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(c) . 500,000 480,132
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(i) ....................... 687,000 681,394
5.19% (SOFR+142bps), 3/14/35, Callable 3/14/34 @ 100(c) .................... 207,000 204,688
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(c) .................... 386,000 388,092
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(i) ........................ 1,389,000 1,382,889
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .................... 162,000 166,702
The Goldman Sachs Group, Inc., 5.85% (SOFR+155bps), 4/25/35, Callable 4/25/34 @ 100(c) 132,000 134,316
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(c) 750,000 742,869
The PNC Financial Services Group, Inc., 5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @
100(c) ........................................................... 150,000 151,606
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(i) ........................ 1,107,150 1,096,106
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(c)(i) ....................... 8,000 7,762
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100, MTN(c) ............. 30,000 32,059
U.S. Bancorp, 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(c) ............. 296,000 283,878
Wells Fargo & Co., 3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(c)(i) ............ 179,000 173,424
Willis North America, Inc.
5.35%, 5/15/33, Callable 2/15/33 @ 100 .................................. 380,000 377,700
5.90%, 3/5/54, Callable 9/5/53 @ 100 .................................... 544,000 534,207
25,220,543
Health Care (0.8%):
Agilent Technologies, Inc., 4.75%, 9/9/34, Callable 6/9/34 @ 100 .................... 335,000 319,065
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a) ..................... 471,000 463,880
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100 ............................. 350,000 221,095
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100 ................. 175,000 156,811
CVS Health Corp.
6.75% (H15T5Y+252bps), 12/10/54, Callable 9/10/34 @ 100(c) ................. 352,000 345,302

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VictoryShares Core Plus Intermediate Bond ETF
57
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
7.00% (H15T5Y+289bps), 3/10/55, Callable 12/10/29 @ 100(c) ................. $ 899,000 $ 902,518
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 421,000 371,967
HCA, Inc., 5.60%, 4/1/34, Callable 1/1/34 @ 100 ................................ 267,000 263,032
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(a) ........................................................... 280,000 270,823
Solventum Corp., 5.60%, 3/23/34, Callable 12/23/33 @ 100(a) ...................... 41,000 40,789
Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 2/7/25 @ 102.19 ................... 50,000 46,422
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 87,000 71,393
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 341,000 318,377
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 297,000 291,276
4,082,750
Industrials (2.0%):
Air Lease Corp., 4.65% (H15T5Y+408bps), Callable 6/15/26 @ 100(c)(i) .............. 85,000 82,181
American Airlines Pass Through Trust
4.95%, 8/15/26 .................................................... 60,210 60,062
3.70%, 4/15/27 .................................................... 207,057 202,217
Aon North America, Inc., 5.75%, 3/1/54, Callable 9/1/53 @ 100 ..................... 340,000 331,995
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(h) ......................... 57,000 57,430
Delta Air Lines Pass Through Trust, 2.50%, 12/10/29 ............................. 87,095 87,096
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 17,594 17,351
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 34,000 34,436
Extra Space Storage LP, 5.35%, 1/15/35, Callable 10/15/34 @ 100 .................... 393,000 387,558
GXO Logistics, Inc., 6.50%, 5/6/34, Callable 2/6/34 @ 100 ......................... 454,000 465,479
HEICO Corp., 5.35%, 8/1/33, Callable 5/1/33 @ 100 ............................. 298,000 297,318
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 225,000 221,926
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 85,000 86,443
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 2/7/25 @ 101.63(a) ........................................... 891,438 897,822
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(a) ................. 148,000 148,523
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 422,000 435,763
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. 162,000 162,150
RXO, Inc., 7.50%, 11/15/27, Callable 2/7/25 @ 103.75(a) .......................... 921,000 948,070
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100 .................... 347,000 307,081
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) ............................ 393,000 421,294
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) ............................ 879,000 971,953
The Boeing Co.
6.88%, 3/15/39 .................................................... 1,250,000 1,316,257
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 1,172,000 1,087,967
6.86%, 5/1/54, Callable 11/1/53 @ 100(a) ................................. 281,000 298,771
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 540,000 495,098
Uber Technologies, Inc., 6.25%, 1/15/28, Callable 1/18/25 @ 101.56(a) ................ 65,000 65,554
United Airlines Pass Through Trust
4.00%, 10/11/27 .................................................... 480,834 472,983
5.88%, 8/15/38 .................................................... 133,000 137,055
10,497,833
Information Technology (0.7%):
Atlassian Corp., 5.50%, 5/15/34, Callable 2/15/34 @ 100 .......................... 458,000 460,363
Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable 5/4/33 @ 100 .................... 219,000 224,108
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ........................ 83,000 68,656
Cadence Design Systems, Inc., 4.70%, 9/10/34, Callable 6/10/34 @ 100 ................ 281,000 269,463
Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable 1/18/25 @ 101.5 ................. 254,000 230,706
Foundry JV Holdco LLC, 6.40%, 1/25/38, Callable 10/25/37 @ 100(a) ................ 128,000 129,246
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 13,000 12,504
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 454,000 436,807
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 509,000 436,023
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 4,000 2,797
Roper Technologies, Inc., 4.90%, 10/15/34, Callable 7/15/34 @ 100 ................... 536,000 515,549
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100 ........................... 31,000 32,219
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 525,000 449,683

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
58
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
VMware LLC, 2.20%, 8/15/31, Callable 5/15/31 @ 100 ........................... $ 550,000 $ 456,305
3,724,429
Materials (0.9%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... 620,000 533,395
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 58,000 52,096
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 223,000 162,983
Martin Marietta Materials, Inc.
5.15%, 12/1/34, Callable 9/1/34 @ 100 ................................... 422,000 414,878
5.50%, 12/1/54, Callable 6/1/54 @ 100 ................................... 633,000 597,858
Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 91,000 91,894
Reliance, Inc., 6.85%, 11/15/36 ............................................. 369,000 395,739
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ................ 195,000 197,549
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100 ........................ 403,000 382,218
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100 .................... 231,000 254,676
The Sherwin-Williams Co., 4.80%, 9/1/31, Callable 7/1/31 @ 100 .................... 334,000 329,399
Vulcan Materials Co.
5.35%, 12/1/34, Callable 9/1/34 @ 100 ................................... 428,000 427,128
4.50%, 6/15/47, Callable 12/15/46 @ 100 ................................. 298,000 248,169
5.70%, 12/1/54, Callable 6/1/54 @ 100 ................................... 642,000 625,182
4,713,164
Real Estate (0.8%):
Alexandria Real Estate Equities, Inc., 3.55%, 3/15/52, Callable 9/15/51 @ 100 ........... 850,000 578,013
American Assets Trust LP, 6.15%, 10/1/34, Callable 7/1/34 @ 100 .................... 341,000 339,300
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a) ................. 260,000 262,530
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100 ....................... 400,000 308,529
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100 ........................ 204,000 173,761
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 115,000 100,432
EPR Properties, 3.60%, 11/15/31, Callable 8/15/31 @ 100 .......................... 216,000 188,983
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 72,000 70,692
Regency Centers LP, 5.10%, 1/15/35, Callable 10/15/34 @ 100 ...................... 349,000 340,348
SBA Tower Trust
2.84%, 1/15/25(a) .................................................. 163,000 162,833
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 688,000 672,032
6.60%, 11/15/52, Callable 1/15/27 @ 100(a) ................................ 211,000 216,403
2.59%, 10/15/56(a) .................................................. 500,000 411,362
Service Properties Trust, 8.88%, 6/15/32, Callable 6/15/27 @ 104.44 .................. 182,000 168,450
The NHP Foundation, 6.00%, 12/1/33, Callable 6/1/33 @ 100 ....................... 179,000 188,615
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 32,000 29,745
4,212,028
Utilities (0.6%):
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 258,000 266,153
CenterPoint Energy Houston Electric LLC, 5.05%, 3/1/35, Callable 12/1/34 @ 100 ........ 420,000 410,582
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 129,000 121,672
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 281,000 288,558
Duke Energy Corp., 5.45%, 6/15/34, Callable 3/15/34 @ 100(h) ..................... 368,000 367,436
Duke Energy Progress SC Storm Funding LLC, 5.40%, 3/1/46 ....................... 177,000 176,327
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 200,000 166,107
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 125,000 105,605
Entergy Louisiana LLC, 5.15%, 9/15/34, Callable 6/15/34 @ 100 .................... 541,000 531,820
Essex Portfolio LP, 5.50%, 4/1/34, Callable 1/1/34 @ 100 .......................... 444,000 444,006
Interstate Power and Light Co., 4.95%, 9/30/34, Callable 6/30/34 @ 100 ............... 316,000 304,238
3,182,504
Total Corporate Bonds (Cost $76,580,619) 74,888,940
Yankee Dollars (4.0%)
Communication Services (0.0%):(g)
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 ............... 75,000 67,430
Zegona Finance PLC, 8.63%, 7/15/29, Callable 7/15/26 @ 104.31(a) .................. 68,000 72,332
139,762
Consumer Discretionary (0.5%):
Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26 @ 103.5(a) ....................... 30,000 31,238
Flutter Treasury DAC, 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) ................. 573,000 581,190

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VictoryShares Core Plus Intermediate Bond ETF
59
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
IHO Verwaltungs GmbH, 8.00%, 11/15/32, Callable 11/15/27 @ 104(a)(j) .............. $ 695,422 $ 699,609
International Game Technology PLC, 5.25%, 1/15/29, Callable 2/7/25 @ 101.31(a) ........ 889,000 865,014
NCL Corp. Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ....................... 434,000 433,539
Royal Caribbean Cruises Ltd., 5.63%, 9/30/31, Callable 9/30/27 @ 102.81(a) ............ 82,000 80,642
2,691,232
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., 5.27%, 2/12/34, Callable 11/12/33 @ 100(a) ............ 488,000 475,570
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 413,000 404,837
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)(h) .................... 1,200,000 957,691
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 3/15/34, Callable 12/15/33 @ 100(a) ............................... 183,000 193,728
6.50%, 12/1/52, Callable 6/1/52 @ 100 ................................... 117,000 118,285
2,150,111
Energy (0.1%):
Aker BP ASA, 5.13%, 10/1/34, Callable 7/1/34 @ 100(a) .......................... 344,000 322,858
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 201,000 202,338
525,196
Financials (2.4%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 1/18/25 @ 100(a)(h) ..................... 1,802,000 1,797,834
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 300,000 312,719
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 141,000 145,379
AS Mileage Plan IP Ltd., 5.31%, 10/20/31, Callable 8/20/31 @ 100(a) ................. 227,000 221,530
Avolon Holdings Funding Ltd., 2.75%, 2/21/28, Callable 12/21/27 @ 100(a) ............ 190,000 176,063
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 275,000 274,475
Banco Santander SA, 6.92%, 8/8/33 ......................................... 200,000 210,396
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 750,000 625,085
Barclays PLC, 3.56% (H15T5Y+290bps), 9/23/35, Callable 9/23/30 @ 100(c) ........... 750,000 662,775
BBVA Bancomer SA
8.45% (H15T5Y+466bps), 6/29/38, Callable 6/29/33 @ 100(a) .................. 116,000 119,916
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(c) .................. 252,000 255,946
BNP Paribas SA, 5.74% (SOFR+188bps), 2/20/35, Callable 2/20/34 @ 100(a)(c)(h) ....... 70,000 69,929
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(i) ........ 52,000 51,584
Brookfield Finance, Inc., 5.68%, 1/15/35, Callable 10/15/34 @ 100 ................... 243,000 244,294
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(c) ....... 50,000 50,319
Deutsche Bank AG, 5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(c) ......... 235,000 223,375
HSBC Holdings PLC, 8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(c) ........ 50,000 56,344
ING Groep NV, 6.11% (SOFR+209bps), 9/11/34, Callable 9/11/33 @ 100(c) ............ 382,000 395,905
Lloyds Banking Group PLC, 7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) 252,000 281,774
Macquarie Airfinance Holdings Ltd.
5.15%, 3/17/30, Callable 2/17/30 @ 100(a) ................................ 90,000 88,008
6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ................................ 5,000 5,155
Mizuho Financial Group, Inc., 5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(c) 727,000 733,067
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(c)(i) .... 1,459,000 1,458,894
Royal Bank of Canada, 5.15%, 2/1/34 ........................................ 555,000 548,579
Societe Generale SA
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100(a)(c) ................ 500,000 422,416
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(c) ................ 250,000 174,014
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(c)(i) ......... 1,615,000 1,600,343
The Toronto-Dominion Bank, 5.15% (H15T5Y+150bps), 9/10/34, Callable 9/10/29 @ 100(c) 425,000 416,003
UBS Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(c) .......... 500,000 435,515
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(c) .. 600,000 507,609
12,565,245
Industrials (0.2%):
Aircastle Ltd., 5.25% (H15T5Y+441bps), Callable 6/15/26 @ 100(a)(c)(i) .............. 146,000 143,241
LG Energy Solution Ltd., 5.50%, 7/2/34(a) ..................................... 437,000 421,977
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 287,000 286,772
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28, Callable 6/1/25
@ 104.75(a)(h) .................................................... 25,000 25,147
877,137

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VictoryShares Core Plus Intermediate Bond ETF
60
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Information Technology (0.2%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ $ 411,000 $ 424,320
SK Hynix, Inc., 6.50%, 1/17/33(a) ........................................... 722,000 761,065
1,185,385
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 1,646,000 1,367,322
Utilities (0.0%):(g)
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 25,000 22,012
Total Yankee Dollars (Cost $22,143,278) 21,523,402
Municipal Bonds (3.6%)
California (0.0%):(g)
California Infrastructure & Economic Development Bank Revenue, Series B, 6.03%, 7/1/38 . 110,000 106,873
Colorado (0.1%):
Colorado Housing and Finance Authority Revenue
Series C1, 5.66%, 11/1/39, Continuously Callable @100 ....................... 645,000 638,739
Series E1, 5.28%, 11/1/39, Continuously Callable @102 ....................... 125,000 119,441
758,180
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue, Series C2, 5.81%, 11/15/39, Continuously
Callable @100 ..................................................... 320,000 321,271
Florida (0.8%):
Florida Housing Finance Corp. Revenue
Series 4, 5.67%, 7/1/39, Continuously Callable @100 ......................... 295,000 289,014
Series 4, 5.88%, 7/1/44, Continuously Callable @100 ......................... 195,000 191,096
Series 6, 5.07%, 7/1/39, Continuously Callable @100 ......................... 45,000 41,631
State Board of Administration Finance Corp. Revenue, Series A, 5.53%, 7/1/34, Continuously
Callable @100 ..................................................... 3,430,000 3,463,941
3,985,682
Hawaii (0.1%):
State of Hawaii, GO
Series GN, 4.64%, 10/1/34 ............................................ 340,000 330,140
Series GN, 5.11%, 10/1/43, Continuously Callable @100 ...................... 310,000 295,537
625,677
Idaho (0.1%):
Idaho Housing & Finance Association Revenue, Series C, 5.43%, 7/1/39, Continuously
Callable @100 ..................................................... 505,000 490,444
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.), 5.28%, 12/1/36,
Continuously Callable @100 ........................................... 65,000 63,442
Illinois Housing Development Authority Revenue, Series F, 5.44%, 10/1/39, Continuously
Callable @100 ..................................................... 250,000 240,736
Sales Tax Securitization Corp. Revenue, Series B, 5.23%, 1/1/39, Continuously Callable @100 175,000 169,152
473,330
Iowa (0.2%):
Iowa Finance Authority Revenue, Series H, 5.38%, 7/1/39, Continuously Callable @100 .... 1,000,000 967,818
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 4.48%, 8/1/39 ....................................... 906,000 843,771
Maryland (0.0%):(g)
Maryland Economic Development Corp. Revenue, 5.07%, 11/30/34 ................... 65,000 63,630
Massachusetts (0.0%):(g)
Massachusetts Housing Finance Agency Revenue, Series 238, 4.94%, 12/1/39, Continuously
Callable @100 ..................................................... 150,000 137,915
Michigan (0.1%):
Michigan State Housing Development Authority Revenue, Series E, 5.10%, 12/1/39,
Continuously Callable @100 ........................................... 380,000 352,843

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
61
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Minnesota (0.3%):
Minnesota Housing Finance Agency Revenue
Series D, 5.58%, 8/1/39, Continuously Callable @100 ........................ $ 90,000 $ 89,214
Series J, 5.62%, 7/1/39, Continuously Callable @100 ......................... 185,000 186,329
Series M, 5.73%, 7/1/39, Continuously Callable @100 ........................ 355,000 351,546
Series M, 5.92%, 7/1/44, Continuously Callable @100 ........................ 330,000 326,746
Series P, 5.39%, 7/1/39, Continuously Callable @100 ......................... 470,000 449,941
Series V, 5.88%, 7/1/44, Continuously Callable @100 ......................... 425,000 419,591
1,823,367
Montana (0.0%):(g)
Montana Facility Finance Authority Revenue, 2.44%, 8/15/31 ....................... 250,000 211,866
Nebraska (0.0%):(g)
Nebraska Investment Finance Authority Revenue, Series H, 5.77%, 3/1/43, Continuously
Callable @100 ..................................................... 190,000 185,966
Nevada (0.1%):
Nevada Housing Division Revenue
Series D, 5.79%, 10/1/35, Continuously Callable @100 ........................ 255,000 256,354
Series F, 5.13%, 10/1/39, Continuously Callable @100 ........................ 170,000 157,047
413,401
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue, Series B, 5.35%, 11/1/39, Continuously
Callable @100 ..................................................... 310,000 302,047
New Jersey (0.0%):(g)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L, 5.64%, 10/1/34, Continuously Callable @100 ........................ 30,000 30,037
Series L, 5.71%, 10/1/35, Continuously Callable @100 ........................ 40,000 40,053
70,090
New York (0.2%):
New York City Housing Development Corp. Revenue
3.76%, 1/1/29 ..................................................... 250,000 239,508
Series C, 5.71%, 11/1/39, Continuously Callable @100 ........................ 265,000 263,736
Series C, 5.90%, 11/1/44, Continuously Callable @100 ........................ 225,000 224,311
New York City Transitional Finance Authority Revenue, Series G-3, 5.11%, 5/1/36,
Continuously Callable @100 ........................................... 225,000 222,845
950,400
North Carolina (0.1%):
North Carolina Housing Finance Agency Revenue
Series 54-B, 5.60%, 7/1/39, Continuously Callable @100 ...................... 130,000 127,570
Series 54-B, 5.81%, 7/1/44, Continuously Callable @100 ...................... 325,000 318,472
446,042
Ohio (0.0%):(g)
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 130,000 130,834
University of Cincinnati Revenue, Series B, 5.53%, 6/1/40, Continuously Callable @100 ... 65,000 65,365
196,199
Oregon (0.0%):(g)
State of Oregon, GO, Series B, 5.36%, 5/1/39, Continuously Callable @100 ............. 190,000 191,609
Pennsylvania (0.1%):
Pennsylvania Housing Finance Agency Revenue
Series 145B, 5.71%, 10/1/39, Continuously Callable @100 ..................... 195,000 193,184
Series 146B, 5.56%, 10/1/39, Continuously Callable @100 ..................... 65,000 63,428
Series 147B, 5.89%, 10/1/44, Continuously Callable @100 ..................... 155,000 152,344
408,956
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
5.71%, 10/1/39, Continuously Callable @100 ............................... 200,000 196,424
5.89%, 10/1/44, Continuously Callable @100 ............................... 330,000 323,006
Series 84-T, 4.93%, 10/1/39, Continuously Callable @100 ..................... 275,000 250,568
769,998
South Carolina (0.3%):
Charleston County Airport District Revenue
Series C, 4.58%, 7/1/33 .............................................. 750,000 722,195

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series C, 4.63%, 7/1/34 .............................................. $ 730,000 $ 699,808
County of Charleston SC Revenue, 1.92%, 12/1/29 ............................... 250,000 219,048
Greenville-Spartanburg Airport District Revenue
Series B, 5.06%, 7/1/34 .............................................. 15,000 14,596
Series B, 5.11%, 7/1/35, Continuously Callable @100 ......................... 20,000 19,405
1,675,052
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, Series D,
5.27%, 7/1/35 ..................................................... 75,000 75,675
Tennessee Housing Development Agency Revenue, Series 2B, 5.65%, 7/1/39, Continuously
Callable @100 ..................................................... 190,000 187,750
263,425
Texas (0.1%):
County of Harris TX Hotel Occupancy Tax Revenue, 5.26%, 8/15/44, Continuously Callable
@100 ........................................................... 160,000 153,704
Texas Department of Housing & Community Affairs Revenue
Series D, 5.55%, 1/1/39, Continuously Callable @100 ........................ 65,000 63,571
Series D, 5.73%, 1/1/44, Continuously Callable @100 ........................ 65,000 63,387
Texas Water Development Board Revenue, Series B, 4.31%, 10/15/34 ................. 150,000 142,360
University of Houston Revenue, Series B, 4.86%, 2/15/37, Continuously Callable @100 .... 25,000 24,198
447,220
Utah (0.1%):
Utah Housing Corp. Revenue
Series F, 5.61%, 7/1/36, Continuously Callable @100 ......................... 115,000 114,455
Series F, 5.69%, 7/1/39, Continuously Callable @100 ......................... 355,000 349,588
464,043
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B, 5.66%, 10/1/39, Continuously Callable @100 ........................ 320,000 316,314
Series C, 5.31%, 10/1/39, Continuously Callable @100 ........................ 300,000 286,018
Series E, 5.51%, 7/1/39, Continuously Callable @100 ......................... 480,000 469,446
1,071,778
West Virginia (0.0%):(g)
West Virginia Housing Development Fund Revenue
Series C, 5.83%, 11/1/39, Continuously Callable @100 ........................ 115,000 114,681
Series C, 6.02%, 11/1/44, Continuously Callable @100 ........................ 130,000 129,494
244,175
Total Municipal Bonds (Cost $19,722,556) 19,263,068
U.S. Government Agency Mortgages (15.4%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps), (a)(c)(i) ............................... 1,206,000 1,190,718
Federal Farm Credit Banks Funding Corporation
5.58%, 8/19/32 .................................................... 167,000 166,118
6.00%, 6/5/34 ..................................................... 325,000 324,929
5.14%, 10/30/34 .................................................... 589,000 575,535
2.55%, 12/21/34 .................................................... 309,000 248,115
2.20%, 9/2/36 ..................................................... 795,000 584,540
5.60%, 8/5/39 ..................................................... 333,000 326,183
6.19%, 6/17/44 .................................................... 381,000 377,091
2,602,511
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 200,000 199,564
5.25%, 9/25/34 .................................................... 685,000 671,704
871,268

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63
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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Federal Home Loan Mortgage Corporation
1.50%, 4/1/37 ..................................................... $ 491,871 $ 422,030
5.50%, 8/1/38 - 12/1/54 .............................................. 10,133,284 10,015,347
3.00%, 4/1/40 - 5/1/52 ............................................... 542,851 469,334
2.50%, 5/1/42 ..................................................... 1,333,611 1,142,912
4.50%, 11/1/42 - 7/1/53 .............................................. 1,857,817 1,751,326
5.00%, 12/1/42 - 6/1/53 .............................................. 2,316,402 2,248,092
4.00%, 1/1/43 - 12/1/52 .............................................. 984,228 906,833
3.50%, 7/1/52 ..................................................... 297,133 263,103
6.00%, 8/1/53 - 12/1/54 .............................................. 2,227,764 2,242,994
19,461,971
Federal National Mortgage Association
5.00%, 12/1/37 - 11/1/54 .............................................. 7,228,601 7,018,733
4.00%, 4/1/38 - 7/1/53 ............................................... 3,449,392 3,175,626
3.50%, 12/1/42 - 8/1/52 .............................................. 1,841,371 1,644,140
5.50%, 12/1/44 - 11/1/54 .............................................. 7,899,955 7,823,838
2.50%, 10/1/50 - 7/1/52 .............................................. 929,032 758,385
3.00%, 12/1/51 .................................................... 243,239 206,499
4.50%, 6/1/52 - 9/1/52 ............................................... 1,652,615 1,556,992
6.00%, 7/1/52 - 11/1/54 .............................................. 3,556,112 3,580,936
25,765,149
Government National Mortgage Association
5.00%, 8/20/38 - 2/20/54 ............................................. 4,224,608 4,111,305
2.50%, 1/20/51 - 9/20/53 ............................................. 2,847,531 2,359,725
3.50%, 2/20/52 - 2/20/54 ............................................. 3,202,663 2,869,395
3.00%, 3/20/52 - 11/20/53 ............................................. 9,369,955 8,124,299
4.00%, 6/20/52 - 5/20/53 ............................................. 3,230,772 2,972,720
4.50%, 8/20/52 - 11/20/53 ............................................. 4,605,279 4,360,893
5.50%, 4/20/53 - 5/20/54 ............................................. 4,755,773 4,730,083
6.00%, 7/20/53 - 10/20/53 ............................................. 1,552,731 1,571,222
5.50%, 1/20/54 .................................................... 266,946 265,392
7.50%, 10/20/54 .................................................... 1,014,327 1,048,172
32,413,206
Total U.S. Government Agency Mortgages (Cost $83,570,430) 82,304,823
U.S. Treasury Obligations (28.2%)
U.S. Treasury Bonds
4.50%, 2/15/36 .................................................... 18,399,600 18,373,726
5.00%, 5/15/37 .................................................... 16,637,000 17,227,094
4.38%, 11/15/39 .................................................... 6,913,000 6,628,919
1.13%, 5/15/40 .................................................... 711,000 428,044
1.38%, 11/15/40 .................................................... 2,500,000 1,548,438
1.75%, 8/15/41 .................................................... 14,650,000 9,490,453
3.38%, 8/15/42 .................................................... 2,275,000 1,878,652
3.88%, 5/15/43 .................................................... 796,000 701,102
4.38%, 8/15/43 .................................................... 5,174,000 4,871,644
4.75%, 11/15/43 .................................................... 2,590,000 2,558,839
4.63%, 11/15/44 .................................................... 450,000 436,570
1.25%, 5/15/50 .................................................... 1,000,000 474,844
2.00%, 8/15/51 .................................................... 4,250,000 2,430,469
3.63%, 2/15/53 .................................................... 763,000 620,772
3.63%, 5/15/53 .................................................... 921,000 749,895
4.13%, 8/15/53 .................................................... 7,019,000 6,261,167
4.75%, 11/15/53 .................................................... 5,367,000 5,316,684
4.25%, 8/15/54 .................................................... 6,160,000 5,636,400
U.S. Treasury Notes
4.13%, 10/31/26 .................................................... 9,729,000 9,708,098
4.38%, 11/30/30 .................................................... 3,857,000 3,844,043
4.63%, 5/31/31 .................................................... 8,562,000 8,635,580
1.88%, 2/15/32 .................................................... 3,780,000 3,180,516
2.75%, 8/15/32 .................................................... 6,520,000 5,785,481
4.13%, 11/15/32 .................................................... 6,098,000 5,950,314
3.50%, 2/15/33 .................................................... 5,543,000 5,158,454
3.38%, 5/15/33 .................................................... 6,269,000 5,763,562

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64
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
3.88%, 8/15/33 .................................................... $ 5,718,000 $ 5,444,608
4.50%, 11/15/33 .................................................... 11,043,000 10,998,138
Total U.S. Treasury Obligations (Cost $159,332,216) 150,102,506
Commercial Paper (4.4%)
Consumer Discretionary (1.3%):
Autonation, Inc., 4.95%, 1/2/25(a)(k) ......................................... 4,000,000 3,998,900
Whirlpool Corp., 4.96%, 1/9/25(a)(k) ........................................ 3,000,000 2,996,283
6,995,183
Consumer Staples (1.0%):
CVS Health Corp., 4.71%, 1/3/25(a)(k) ....................................... 3,900,000 3,898,471
Sysco Corp., 4.52%, 1/6/25(a)(k) ............................................ 1,600,000 1,598,795
5,497,266
Energy (0.7%):
Apa Corp., 5.03%, 1/2/25(a)(k) ............................................. 3,500,000 3,499,021
Information Technology (1.0%):
Jabil, Inc.
5.08%, 1/13/25(a)(k) ................................................ 4,000,000 3,992,677
5.08%, 1/14/25(a)(k) ................................................ 1,200,000 1,197,636
5,190,313
Materials (0.1%):
Cabot Corp., 4.59%, 1/2/25(a)(k) ............................................ 500,000 499,873
Real Estate (0.3%):
Crown Castle International Corp., 4.85%, 1/23/25(a)(k) ............................ 800,000 797,528
Crown Castle, Inc., 4.80%, 1/7/25(a)(k) ....................................... 1,000,000 999,066
1,796,594
Total Commercial Paper (Cost $23,482,159) 23,478,250
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(l) ........ 874,083 874,083
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(l) ............ 874,083 874,083
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(l) ................ 874,083 874,083
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(l) . 874,083 874,083
Total Collateral for Securities Loaned (Cost $3,496,332) 3,496,332
Total Investments (Cost $552,100,851) — 100.8% 537,095,223
Liabilities in excess of other assets — (0.8)% (4,359,150)
NET ASSETS - 100.00% $ 532,736,073
At December 31, 2024, the Fund's investments in foreign securities were 7.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$190,174,410 and amounted to 35.7% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2024.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2024.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At December 31, 2024, the Fund held unfunded or partially unfunded loan commitments of $100,150, which included a $150 unrealized gain.
(g) Amount represents less than 0.05% of net assets.
(h) All or a portion of this security is on loan.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Up to 8.75% of the coupon may be PIK.
(k) Rate represents the effective yield at December 31, 2024.
(l) Rate disclosed is the daily yield on December 31, 2024.

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65
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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
ABS
—
Asset-Backed Securities
bps
—
Basis Points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of December 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of December 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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66
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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 100 3/20/25 $ 10,986,484 $ 10,875,000 $ (111,484)
30-Year U.S. Treasury Bond Futures ..... 70 3/20/25 8,170,567 7,969,064 (201,503)
5-Year U.S. Treasury Note Futures ....... 50 3/31/25 5,353,171 5,315,234 (37,937)
$ (350,924)
Total unrealized appreciation $ —
Total unrealized depreciation (350,924)
Total net unrealized appreciation (depreciation) $ (350,924)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares Corporate Bond ETF
67
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (76.8%)
Communication Services (5.9%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100 ............................... $ 2,000,000 $ 1,439,989
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%,
4/1/38, Callable 10/1/37 @ 100 ......................................... 750,000 669,785
Comcast Corp.
5.30%, 6/1/34, Callable 3/1/34 @ 100 .................................... 300,000 299,536
2.89%, 11/1/51, Callable 5/1/51 @ 100(a) ................................. 1,000,000 564,763
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100 ............. 500,000 473,472
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 445,000 418,819
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 750,000 707,762
T-Mobile US, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 1,500,000 1,289,737
2.25%, 11/15/31, Callable 8/15/31 @ 100 .................................. 500,000 415,286
Verizon Communications, Inc.
1.75%, 1/20/31, Callable 10/20/30 @ 100 ................................. 1,000,000 824,079
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 1,000,000 612,752
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(a) ............... 389,000 312,205
8,028,185
Consumer Discretionary (5.0%):
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100 .......................... 500,000 448,396
Brunswick Corp., 4.40%, 9/15/32, Callable 6/15/32 @ 100 ......................... 250,000 228,927
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 300,000 300,559
D.R. Horton, Inc., 5.00%, 10/15/34, Callable 7/15/34 @ 100 ........................ 300,000 289,870
Daimler Truck Finance North America LLC
2.38%, 12/14/28(a) .................................................. 350,000 317,690
5.38%, 6/25/34, Callable 3/25/34 @ 100(a) ................................ 200,000 198,254
General Motors Financial Co., Inc.
5.35%, 7/15/27 .................................................... 200,000 201,960
5.95%, 4/4/34, Callable 1/4/34 @ 100 .................................... 300,000 301,516
Genuine Parts Co.
6.50%, 11/1/28, Callable 10/1/28 @ 100 .................................. 175,000 183,804
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 167,000 140,920
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100 ............................ 250,000 244,253
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 250,000 199,642
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 2/7/25 @ 101.94(a) ..................... 250,000 228,510
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100 ......................... 1,000,000 685,040
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 ................. 250,000 220,536
Mattel, Inc., 3.75%, 4/1/29, Callable 1/18/25 @ 101.88(a) .......................... 250,000 234,138
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(a) ............................ 250,000 255,388
O'Reilly Automotive, Inc., 5.00%, 8/19/34, Callable 5/19/34 @ 100 ................... 350,000 339,458
Tapestry, Inc., 5.50%, 3/11/35, Callable 12/11/34 @ 100 ........................... 260,000 252,886
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100 ..................... 600,000 338,527
Tractor Supply Co.
1.75%, 11/1/30, Callable 8/1/30 @ 100 ................................... 500,000 417,944
5.25%, 5/15/33, Callable 2/15/33 @ 100 .................................. 250,000 249,750
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(a) ..... 500,000 481,232
6,759,200
Consumer Staples (4.9%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30,
Callable 2/15/25 @ 103.66(a) .......................................... 250,000 238,145
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100 .......... 500,000 468,537
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 ................................. 300,000 259,013
6.42%, 8/2/33, Callable 5/2/33 @ 100 .................................... 200,000 211,234
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 400,000 384,005
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 500,000 432,066
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 250,000 209,317
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 300,000 302,110
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100 ........................ 250,000 250,744
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100 ....................... 450,000 375,977

Victory Portfolios II
VictoryShares Corporate Bond ETF
68
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Keurig Dr. Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100 .................................. $ 250,000 $ 239,817
4.50%, 4/15/52, Callable 10/15/51 @ 100 ................................. 325,000 267,650
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100 ................... 500,000 413,896
Philip Morris International, Inc., 5.63%, 9/7/33, Callable 6/7/33 @ 100 ................ 500,000 507,880
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 750,000 641,024
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100 ............................ 500,000 419,797
The Campbell's Co., 5.40%, 3/21/34, Callable 12/21/33 @ 100 ...................... 300,000 298,871
The J.M. Smucker Co.
6.50%, 11/15/43, Callable 5/15/43 @ 100 .................................. 225,000 239,865
6.50%, 11/15/53, Callable 5/15/53 @ 100 .................................. 225,000 241,651
The Kroger Co., 5.50%, 9/15/54, Callable 3/15/54 @ 100 .......................... 350,000 329,335
6,730,934
Energy (4.6%):
Apache Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 ............................ 250,000 175,108
Columbia Pipelines Operating Co. LLC, 6.54%, 11/15/53, Callable 5/15/53 @ 100(a) ...... 200,000 209,817
ConocoPhillips Co., 5.55%, 3/15/54, Callable 9/15/53 @ 100 ....................... 250,000 240,179
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 325,000 315,234
DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100 ................. 250,000 233,264
DT Midstream, Inc., 5.80%, 12/15/34, Callable 9/15/34 @ 100(a) .................... 300,000 301,745
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54, Callable 4/15/54 @ 100 ........... 275,000 259,691
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(c) ...................... 250,000 249,309
5.35%, 5/15/45, Callable 11/15/44 @ 100 .................................. 200,000 179,916
Enterprise Products Operating LLC, 5.55%, 2/16/55, Callable 8/15/54 @ 100 ............ 350,000 336,805
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. 300,000 302,760
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100(a) .................. 260,000 247,096
MPLX LP, 4.70%, 4/15/48, Callable 10/15/47 @ 100 ............................. 500,000 409,999
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 400,000 277,382
ONEOK, Inc., 5.05%, 11/1/34, Callable 8/1/34 @ 100 ............................. 260,000 248,853
Patterson-UTI Energy, Inc., 7.15%, 10/1/33, Callable 7/1/33 @ 100 ................... 250,000 262,049
Phillips 66 Co., 4.90%, 10/1/46, Callable 4/1/46 @ 100(a) .......................... 250,000 214,579
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 9/15/30, Callable 6/15/30 @ 100 .................................. 500,000 464,387
5.70%, 9/15/34, Callable 6/15/34 @ 100 .................................. 150,000 149,987
Shell Finance U.S., Inc., 2.75%, 4/6/30, Callable 1/6/30 @ 100 ...................... 500,000 450,726
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34, Callable 7/1/34 @ 100(a) ... 230,000 223,721
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 ................................................... 250,000 250,684
Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100 ............... 350,000 299,721
6,303,012
Financials (22.7%):
Ally Financial, Inc.
7.10%, 11/15/27, Callable 10/15/27 @ 100 ................................. 278,000 293,368
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(b) .................... 200,000 197,708
American Express Co.
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(b) .................... 500,000 488,554
5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(b) .................... 420,000 415,268
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 500,000 388,686
Antares Holdings LP, 6.35%, 10/23/29, Callable 9/23/29 @ 100(a) .................... 250,000 248,097
Arthur J. Gallagher & Co., 5.15%, 2/15/35, Callable 11/15/34 @ 100 .................. 250,000 243,694
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 ........................... 250,000 209,440
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(a) .............. 250,000 262,523
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(b)(c) ...................... 500,000 482,189
3.42% (TSFR3M+130bps), 12/20/28, Callable 12/20/27 @ 100(b) ................ 1,250,000 1,198,535
2.69% (SOFR+132bps), 4/22/32, Callable 4/22/31 @ 100(b) .................... 1,750,000 1,504,768
Blue Owl Credit Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100 ................. 175,000 172,647
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a) ................... 250,000 219,409
BMW U.S. Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(a) .................... 250,000 226,542
Brown & Brown, Inc., 5.65%, 6/11/34, Callable 3/11/34 @ 100 ...................... 300,000 300,220
Capital One Financial Corp., 5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(b) ..... 500,000 501,162
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(b)(c) .... 206,000 204,642

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VictoryShares Corporate Bond ETF
69
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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Corebridge Global Funding, 5.75%, 7/2/26(a) ................................... $ 250,000 $ 253,686
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 500,000 490,568
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(b) ........ 230,000 227,227
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 250,000 220,026
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 750,000 721,026
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(b)(c) ........... 250,000 246,476
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 750,000 617,144
First Citizens BancShares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @
100(b) ........................................................... 230,000 228,725
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 250,000 248,740
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100 .............................. 250,000 253,474
Ford Motor Credit Co. LLC
6.80%, 5/12/28, Callable 4/12/28 @ 100 .................................. 250,000 258,390
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 300,000 291,999
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................... 300,000 287,714
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100(a) ................... 250,000 214,578
Global Payments, Inc., 5.40%, 8/15/32, Callable 5/15/32 @ 100(d) ................... 250,000 249,777
Globe Life, Inc., 5.85%, 9/15/34, Callable 6/15/34 @ 100 .......................... 115,000 115,426
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(b) ...................... 250,000 247,248
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b) .................. 500,000 404,918
Hyundai Capital America, Inc., 5.30%, 1/8/29, Callable 12/8/28 @ 100(a) .............. 300,000 300,587
JPMorgan Chase & Co.
4.60% (TSFR3M+313bps), Callable 2/1/25 @ 100(b)(c) ....................... 500,000 498,001
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(b) .................... 250,000 240,309
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(b) .................. 250,000 223,412
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(b) ...................... 530,000 439,789
5.29% (SOFR+146bps), 7/22/35, Callable 7/22/34 @ 100(b) .................... 720,000 712,594
3.16% (SOFR+146bps), 4/22/42, Callable 4/22/41 @ 100(b) .................... 500,000 366,191
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100(b) .................... 1,000,000 685,677
KeyBank NA, 3.90%, 4/13/29 .............................................. 500,000 468,946
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(b) .......... 250,000 239,228
Marsh & McLennan Cos., Inc., 5.40%, 3/15/55, Callable 9/15/54 @ 100 ............... 325,000 312,103
MetLife, Inc., 4.13%, 8/13/42 .............................................. 500,000 415,945
Morgan Stanley
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100(b) ....................... 1,950,000 1,869,383
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(b) ............... 250,000 204,775
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(b) .................... 250,000 246,211
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(b) .................... 550,000 447,342
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100(b)(d) .................. 1,000,000 611,583
New York Life Global Funding, 1.85%, 8/1/31(a) ................................ 500,000 411,493
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 500,000 527,223
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 100,000 100,685
6.20%, 6/15/30, Callable 4/15/30 @ 100(a) ................................ 500,000 524,721
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 88,000 86,657
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 250,000 213,765
Protective Life Global Funding, 5.47%, 12/8/28(a) ............................... 300,000 304,808
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100 .................... 500,000 378,249
Regions Bank, 6.45%, 6/26/37 ............................................. 500,000 508,499
RGA Global Funding, 5.50%, 1/11/31(a) ...................................... 350,000 353,949
Santander Holdings USA, Inc., 6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(b) . 250,000 258,235
State Street Corp., 6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(b) ......... 250,000 260,254
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 250,000 216,478
Synchrony Financial, 5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(b) ..... 200,000 201,785
The Allstate Corp., 7.72% (TSFR3M+320bps), 8/15/53, Callable 2/7/25 @ 100(b) ........ 500,000 499,215
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)(c) ...................... 250,000 247,960
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(b) .................... 227,000 228,230
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)(c) ....................... 250,000 248,900
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(b) .................... 150,000 154,353
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 250,000 254,087

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VictoryShares Corporate Bond ETF
70
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
The PNC Financial Services Group, Inc.
2.55%, 1/22/30, Callable 10/24/29 @ 100 ................................. $ 1,000,000 $ 888,091
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(b) .................... 250,000 252,676
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(b)(c) ...................... 500,000 485,097
1.89% (SOFR+86bps), 6/7/29, Callable 6/7/28 @ 100, MTN(b) .................. 1,000,000 902,163
U.S. Bancorp, 5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(b) ............. 250,000 255,892
W.R. Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ....................... 250,000 172,182
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100 ................... 500,000 475,578
Wells Fargo & Co., 2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(b) . 250,000 225,598
31,053,493
Health Care (5.8%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 ........................... 500,000 407,211
Agilent Technologies, Inc., 4.75%, 9/9/34, Callable 6/9/34 @ 100 .................... 275,000 261,919
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100 .................................. 500,000 446,859
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 250,000 193,392
Baxter International, Inc.
2.54%, 2/1/32, Callable 11/1/31 @ 100(a) ................................. 250,000 208,392
3.50%, 8/15/46, Callable 2/15/46 @ 100 .................................. 250,000 172,854
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 250,000 242,110
Bristol-Myers Squibb Co.
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 300,000 314,906
5.50%, 2/22/44, Callable 8/22/43 @ 100 .................................. 300,000 297,021
2.55%, 11/13/50, Callable 5/13/50 @ 100 .................................. 500,000 288,989
CVS Health Corp., 1.75%, 8/21/30, Callable 5/21/30 @ 100 ........................ 1,250,000 1,018,103
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 1,000,000 883,531
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 300,000 301,772
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a) .. 500,000 411,494
HCA, Inc.
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 94,000 76,666
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 500,000 433,158
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(a) ........................................................... 300,000 290,167
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 170,000 168,596
Revvity, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100 ........................... 500,000 423,410
Solventum Corp.
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 75,000 75,226
5.45%, 3/13/31, Callable 1/13/31 @ 100(a) ................................ 75,000 74,972
5.60%, 3/23/34, Callable 12/23/33 @ 100(a) ............................... 75,000 74,615
5.90%, 4/30/54, Callable 10/30/53 @ 100(a) ............................... 75,000 73,217
The Cigna Group, 3.40%, 3/1/27, Callable 12/1/26 @ 100 .......................... 500,000 486,134
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100(a) ............................... 191,000 156,737
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 150,000 140,048
7,921,499
Industrials (7.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 750,000 637,478
AGCO Corp., 5.80%, 3/21/34, Callable 12/21/33 @ 100 ........................... 215,000 216,114
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100 ......................... 250,000 213,034
American Airlines Pass Through Trust, 3.58%, 7/15/29 ............................ 226,085 217,521
Aon North America, Inc., 5.45%, 3/1/34, Callable 12/1/33 @ 100 .................... 300,000 299,833
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(a) .................... 500,000 493,323
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 500,000 390,321
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 ......................... 700,000 627,537
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 400,000 308,206
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(d) ......................... 234,000 235,765
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 250,000 246,552
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100 ............................ 250,000 191,573
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100 ............. 250,000 230,483
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 750,000 629,657
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 250,000 252,335
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100 ........................... 500,000 424,627

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VictoryShares Corporate Bond ETF
71
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Leidos, Inc., 5.75%, 3/15/33, Callable 12/15/32 @ 100 ............................ $ 250,000 $ 253,692
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 214,000 217,634
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 500,000 373,643
Owens Corning, 5.95%, 6/15/54, Callable 12/15/53 @ 100 ......................... 300,000 297,236
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 500,000 446,383
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 81,000 83,642
RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............................. 250,000 199,573
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ..................... 500,000 479,307
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 500,000 453,921
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 300,000 278,490
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 500,000 458,424
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 275,000 273,063
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 300,000 296,704
9,726,071
Information Technology (5.0%):
Atlassian Corp., 5.50%, 5/15/34, Callable 2/15/34 @ 100 .......................... 230,000 231,187
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100 .......................... 750,000 629,953
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ........................ 1,000,000 827,182
Dell International LLC/EMC Corp.
5.75%, 2/1/33, Callable 11/1/32 @ 100 ................................... 40,000 41,095
3.38%, 12/15/41, Callable 6/15/41 @ 100(a) ............................... 500,000 367,336
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 215,000 206,796
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 500,000 440,183
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 200,000 192,426
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 150,000 138,395
Micron Technology, Inc., 5.88%, 2/9/33, Callable 11/9/32 @ 100 ..................... 250,000 256,072
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 250,000 153,748
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100 .................................. 1,000,000 964,118
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 650,000 454,543
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 600,000 513,556
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 800,000 685,231
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100 ....................... 250,000 222,465
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 500,000 475,648
6,799,934
Materials (4.2%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 ........................... 250,000 247,854
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... 227,000 195,291
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 588,000 528,143
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 500,000 408,806
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 500,000 492,080
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 250,000 212,760
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100 ............................ 250,000 151,570
Huntsman International LLC, 5.70%, 10/15/34, Callable 7/15/34 @ 100 ................ 220,000 209,646
LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100 ............. 500,000 373,115
Martin Marietta Materials, Inc., 5.50%, 12/1/54, Callable 6/1/54 @ 100 ................ 325,000 306,957
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 750,000 482,203
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 250,000 213,335
Sealed Air Corp., 7.25%, 2/15/31, Callable 11/15/26 @ 103.63(a) .................... 350,000 361,412
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ................ 300,000 303,921
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100(d) ................. 500,000 529,962
Vulcan Materials Co.
5.35%, 12/1/34, Callable 9/1/34 @ 100 ................................... 160,000 159,674
5.70%, 12/1/54, Callable 6/1/54 @ 100 ................................... 200,000 194,761
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 400,000 335,752
5,707,242
Real Estate (4.1%):
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/32, Callable 2/18/32 @ 100 .................................. 500,000 398,571
3.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 500,000 340,008
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 500,000 404,668

Victory Portfolios II
VictoryShares Corporate Bond ETF
72
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100 ........................ $ 250,000 $ 212,943
Crown Castle, Inc.
2.25%, 1/15/31, Callable 10/15/30 @ 100 ................................. 250,000 210,016
2.90%, 4/1/41, Callable 10/1/40 @ 100 ................................... 250,000 174,227
DOC DR. LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ........................... 250,000 211,505
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100 ......................... 500,000 484,597
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500,000 421,469
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26, Callable 1/15/26 @ 100 .................................. 200,000 200,192
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 117,000 100,454
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 150,000 147,276
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 400,000 333,319
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100 ................... 500,000 452,739
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 400,000 305,917
Kimco Realty OP LLC, 4.85%, 3/1/35, Callable 12/1/34 @ 100 ...................... 350,000 332,915
Phillips Edison Grocery Center Operating Partnership LP, 4.95%, 1/15/35, Callable 10/15/34 @
100 ............................................................. 215,000 202,269
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28, Callable 9/15/28 @ 100 ... 250,000 265,138
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 .................. 250,000 207,470
VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100 ........................ 250,000 248,057
5,653,750
Utilities (7.5%):
AEP Texas, Inc., 5.70%, 5/15/34, Callable 2/15/34 @ 100 .......................... 275,000 276,778
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100 ....................... 500,000 328,850
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 250,000 251,615
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 .......................... 250,000 228,071
Ameren Illinois Co., 5.55%, 7/1/54, Callable 1/1/54 @ 100 ......................... 300,000 295,724
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 250,000 252,895
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(b) ......... 300,000 282,959
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100 ........................... 500,000 365,509
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 100,000 100,388
5.85%, 6/1/34, Callable 3/1/34 @ 100 .................................... 47,000 48,264
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100 ................ 250,000 216,278
Duke Energy Corp., 5.80%, 6/15/54, Callable 12/15/53 @ 100 ....................... 250,000 243,960
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100 .................. 1,000,000 842,998
Duquesne Light Holdings, Inc.
2.53%, 10/1/30, Callable 7/1/30 @ 100(a) ................................. 150,000 129,574
2.78%, 1/7/32, Callable 10/7/31 @ 100(a) ................................. 250,000 207,634
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 500,000 422,420
Entergy Louisiana LLC, 5.70%, 3/15/54, Callable 9/15/53 @ 100 .................... 250,000 247,143
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 250,000 168,479
2.88%, 12/4/51, Callable 6/4/51 @ 100 ................................... 500,000 313,591
Georgia Power Co., 5.25%, 3/15/34, Callable 9/15/33 @ 100 ........................ 500,000 496,638
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 ...................... 500,000 481,538
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100 ..................... 500,000 302,226
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32, Callable 10/15/31 @ 100 ......... 500,000 417,351
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 250,000 244,161
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 200,000 199,946
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 100,000 78,931
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 312,000 255,096
5.80%, 6/1/54, Callable 12/1/53 @ 100(a) ................................. 150,000 147,141
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100 .............. 500,000 383,820
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 500,000 326,787
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33, Callable 3/15/33 @ 100 ............... 250,000 250,071
Potomac Electric Power Co., 5.50%, 3/15/54, Callable 9/15/53 @ 100 ................. 300,000 290,695
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100 ............... 250,000 159,126
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500,000 410,148
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 250,000 154,283

Victory Portfolios II
VictoryShares Corporate Bond ETF
73
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ $ 500,000 $ 412,767
10,233,855
Total Corporate Bonds (Cost $116,144,220) 104,917,175
Yankee Dollars (16.6%)
Communication Services (0.3%):
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(a) .............. 500,000 421,885
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............ 500,000 450,583
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 300,000 294,070
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)(d) .................... 250,000 199,519
JBS USA Holding LUX Sarl /JBS USA Food Co./JBS LUX Co. Sarl, 5.75%, 4/1/33, Callable
1/1/33 @ 100 ...................................................... 182,000 181,378
1,125,550
Energy (1.2%):
Canadian Natural Resources Ltd., 5.40%, 12/15/34, Callable 9/15/34 @ 100(a) ........... 450,000 438,187
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 300,000 301,997
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100 .............. 500,000 352,948
Smurfit Westrock Financing DAC, 5.42%, 1/15/35, Callable 10/15/34 @ 100(a) .......... 200,000 199,015
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... 250,000 281,188
1,573,335
Financials (9.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34, Callable 6/10/34
@ 100 ........................................................... 300,000 285,958
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(b) ............. 200,000 208,479
Banco Santander SA, 6.92%, 8/8/33 ......................................... 200,000 210,396
Bank of New Zealand, 2.87%, 1/27/32(a) ...................................... 250,000 214,119
Barclays PLC
5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(b) ...................... 250,000 252,652
4.95%, 1/10/47 .................................................... 1,000,000 889,095
BNP Paribas SA, 4.63%, 3/13/27(a) .......................................... 500,000 491,769
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(c) ...................... 104,000 103,169
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(b)(c) ...................... 250,000 239,071
BPCE SA, 6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(b) .............. 300,000 301,349
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100 .................... 500,000 434,759
Canadian Imperial Bank of Commerce
7.26%, 4/10/32(a) .................................................. 179,687 186,926
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 250,000 261,334
Commonwealth Bank of Australia, 2.69%, 3/11/31(a)(d) ........................... 500,000 425,556
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(b) ....... 250,000 251,597
Deutsche Bank AG
4.88% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(b) ................ 500,000 484,583
5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(b) .................... 250,000 237,633
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(b) ........ 1,000,000 898,412
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(a) ....................... 250,000 186,096
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(b) ................... 1,000,000 956,368
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(b) ................. 303,000 338,800
Macquarie Airfinance Holdings Ltd.
5.15%, 3/17/30, Callable 2/17/30 @ 100(a) ................................ 112,000 109,521
6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ................................ 42,000 43,305
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b) ...... 500,000 427,853
Mizuho Financial Group, Inc., 5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(b) 293,000 295,445
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100(b) ....... 1,000,000 953,871
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(b)(c)(d) .. 250,000 249,982
Societe Generale SA, 1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(a)(b) .. 500,000 482,493
Standard Chartered PLC, 7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(a)(b) 500,000 533,724
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29 ........................... 250,000 227,461
The Bank of Nova Scotia, 4.50%, 12/16/25 .................................... 500,000 497,347
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(b) . 500,000 485,879

Victory Portfolios II
VictoryShares Corporate Bond ETF
74
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
UBS Group AG
4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .................................. $ 217,000 $ 211,962
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(b) .................. 500,000 435,515
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(b) 500,000 492,333
13,304,812
Health Care (1.1%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 152,000 144,251
Royalty Pharma PLC, 3.55%, 9/2/50, Callable 3/2/50 @ 100 ........................ 750,000 498,974
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. 475,000 398,309
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 100,000 99,237
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 400,000 386,012
1,526,783
Industrials (1.6%):
Aircastle Ltd., 5.95%, 2/15/29, Callable 1/15/29 @ 100(a) .......................... 300,000 306,101
Element Fleet Management Corp., 6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ........... 250,000 260,557
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(a) .................................. 500,000 453,856
4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................................ 250,000 238,380
LG Energy Solution Ltd., 5.38%, 7/2/29(a) ..................................... 200,000 199,161
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ....................... 500,000 513,653
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 250,000 250,738
2,222,446
Information Technology (1.0%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33, Callable 10/15/32 @ 100 .... 450,000 437,628
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 338,000 348,954
SK Hynix, Inc.
5.50%, 1/16/29(a) .................................................. 200,000 200,778
6.50%, 1/17/33(a) .................................................. 321,000 338,368
1,325,728
Materials (0.6%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(a) ............ 37,000 38,237
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 250,000 267,211
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100(a) ...................... 500,000 486,076
791,524
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 504,000 418,670
Total Yankee Dollars (Cost $24,107,846) 22,710,733
U.S. Treasury Obligations (5.5%)
U.S. Treasury Bonds
4.38%, 11/15/39 .................................................... 250,000 239,727
3.88%, 5/15/43 .................................................... 1,300,000 1,145,016
4.50%, 2/15/44 .................................................... 750,000 716,484
3.38%, 5/15/44 .................................................... 1,100,000 891,859
3.00%, 5/15/45 .................................................... 750,000 566,953
3.38%, 11/15/48 .................................................... 500,000 390,938
4.13%, 8/15/53 .................................................... 2,000,000 1,784,062
4.25%, 8/15/54 .................................................... 500,000 457,500
U.S. Treasury Notes
1.63%, 11/30/26 .................................................... 700,000 666,531
3.88%, 12/31/27 .................................................... 250,000 247,207
1.38%, 12/31/28 .................................................... 250,000 222,930
3.88%, 8/15/34 .................................................... 200,000 189,250
Total U.S. Treasury Obligations (Cost $7,908,647) 7,518,457
Shares
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(e) ........ 484,134 484,134
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(e) ............ 484,134 484,134

Victory Portfolios II
VictoryShares Corporate Bond ETF
75
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(e) ............... 484,134 $ 484,134
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(e) . 484,134 484,134
Total Collateral for Securities Loaned (Cost $1,936,536) 1,936,536
Total Investments (Cost $150,097,249) — 100.3% 137,082,901
Liabilities in excess of other assets — (0.3)% (435,469)
NET ASSETS - 100.00% $ 136,647,432
At December 31, 2024, the Fund's investments in foreign securities were 16.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$26,821,991 and amounted to 19.6% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2024.
(c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d) All or a portion of this security is on loan.
(e) Rate disclosed is the daily yield on December 31, 2024.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2024.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of December 31, 2024.

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
76
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (31.3%)
Communication Services (1.8%):
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 ................................... $ 68,000 $ 67,353
1.65%, 2/1/28, Callable 12/1/27 @ 100 ................................... 74,000 67,284
4.35%, 3/1/29, Callable 12/1/28 @ 100 ................................... 68,000 66,558
5.40%, 2/15/34, Callable 11/15/33 @ 100 .................................. 33,000 33,150
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28, Callable 11/15/27 @ 100 .................................. 70,000 66,669
5.05%, 3/30/29, Callable 12/30/28 @ 100 ................................. 68,000 66,679
2.80%, 4/1/31, Callable 1/1/31 @ 100 .................................... 40,000 33,759
Comcast Corp.
3.55%, 5/1/28, Callable 2/1/28 @ 100 .................................... 98,000 94,095
3.40%, 4/1/30, Callable 1/1/30 @ 100 .................................... 50,000 46,348
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100 ............. 70,000 66,286
Paramount Global
4.00%, 1/15/26, Callable 10/15/25 @ 100 ................................. 34,000 33,598
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 37,000 34,823
T-Mobile US, Inc.
3.75%, 4/15/27, Callable 2/15/27 @ 100 .................................. 112,000 109,420
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 46,000 39,552
5.15%, 4/15/34, Callable 1/15/34 @ 100 .................................. 50,000 49,118
Verizon Communications, Inc.
4.33%, 9/21/28 .................................................... 82,000 80,487
1.75%, 1/20/31, Callable 10/20/30 @ 100 ................................. 49,000 40,380
2.55%, 3/21/31, Callable 12/21/30 @ 100 ................................. 46,000 39,634
Warnermedia Holdings, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100 ................ 48,000 42,289
1,077,482
Consumer Discretionary (1.6%):
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100 .......................... 37,000 33,181
AutoZone, Inc., 4.75%, 8/1/32, Callable 5/1/32 @ 100 ............................ 34,000 32,894
Brunswick Corp.
5.85%, 3/18/29, Callable 2/18/29 @ 100 .................................. 52,000 52,824
4.40%, 9/15/32, Callable 6/15/32 @ 100 .................................. 29,000 26,556
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 30,000 30,056
D.R. Horton, Inc., 5.00%, 10/15/34, Callable 7/15/34 @ 100 ........................ 40,000 38,649
General Motors Financial Co., Inc., 5.85%, 4/6/30, Callable 2/6/30 @ 100 .............. 47,000 48,046
Genuine Parts Co.
6.50%, 11/1/28, Callable 10/1/28 @ 100 .................................. 50,000 52,515
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 31,000 26,159
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100 ............................ 82,000 80,115
Las Vegas Sands Corp., 3.90%, 8/8/29, Callable 5/8/29 @ 100 ....................... 72,000 66,913
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 52,000 52,876
Lowe's Cos., Inc.
2.63%, 4/1/31, Callable 1/1/31 @ 100 .................................... 61,000 52,978
5.00%, 4/15/33, Callable 1/15/33 @ 100 .................................. 40,000 39,390
Marriott International, Inc., 5.00%, 10/15/27, Callable 9/15/27 @ 100 ................. 66,000 66,479
O'Reilly Automotive, Inc.
3.60%, 9/1/27, Callable 6/1/27 @ 100 .................................... 70,000 67,936
5.00%, 8/19/34, Callable 5/19/34 @ 100 .................................. 40,000 38,795
PulteGroup, Inc.
5.00%, 1/15/27, Callable 10/15/26 @ 100 ................................. 54,000 54,040
6.38%, 5/15/33 .................................................... 25,000 26,371
Tapestry, Inc., 5.50%, 3/11/35, Callable 12/11/34 @ 100 ........................... 40,000 38,906
The Home Depot, Inc., 1.38%, 3/15/31, Callable 12/15/30 @ 100 .................... 41,000 33,197
Tractor Supply Co.
1.75%, 11/1/30, Callable 8/1/30 @ 100 ................................... 32,000 26,748
5.25%, 5/15/33, Callable 2/15/33 @ 100 .................................. 26,000 25,974
1,011,598
Consumer Staples (2.0%):
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29, Callable 10/23/28 @ 100 ................................. 66,000 66,023
3.50%, 6/1/30, Callable 3/1/30 @ 100 .................................... 35,000 32,798

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
77
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
BAT Capital Corp.
3.22%, 9/6/26, Callable 7/6/26 @ 100 .................................... $ 100,000 $ 97,451
6.42%, 8/2/33, Callable 5/2/33 @ 100 .................................... 31,000 32,741
Bunge Ltd. Finance Corp.
3.25%, 8/15/26, Callable 5/15/26 @ 100 .................................. 56,000 54,706
3.75%, 9/25/27, Callable 6/25/27 @ 100 .................................. 56,000 54,540
2.75%, 5/14/31, Callable 2/14/31 @ 100 .................................. 20,000 17,283
Campbell Soup Co., 4.15%, 3/15/28, Callable 12/15/27 @ 100 ...................... 68,000 66,343
Church & Dwight Co., Inc., 5.60%, 11/15/32, Callable 8/15/32 @ 100 ................. 32,000 32,950
Constellation Brands, Inc., 3.60%, 2/15/28, Callable 11/15/27 @ 100 .................. 70,000 67,226
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100 ........................ 66,000 66,196
General Mills, Inc., 5.50%, 10/17/28, Callable 9/17/28 @ 100 ....................... 108,000 110,242
Keurig Dr. Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100 .................................. 70,000 67,149
4.05%, 4/15/32, Callable 1/15/32 @ 100 .................................. 35,000 32,735
Kraft Heinz Foods Co., 4.25%, 3/1/31, Callable 12/1/30 @ 100 ...................... 35,000 33,434
McCormick & Co., Inc., 3.40%, 8/15/27, Callable 5/15/27 @ 100 .................... 69,000 66,832
Philip Morris International, Inc.
4.88%, 2/15/28, Callable 1/15/28 @ 100 .................................. 66,000 66,145
5.38%, 2/15/33, Callable 11/15/32 @ 100 .................................. 33,000 33,063
Sysco Corp., 3.30%, 7/15/26, Callable 4/15/26 @ 100 ............................. 68,000 66,609
The Estee Lauder Cos., Inc., 4.65%, 5/15/33, Callable 2/15/33 @ 100 ................. 34,000 32,472
The J.M. Smucker Co.
5.90%, 11/15/28, Callable 10/15/28 @ 100 ................................. 65,000 67,342
6.20%, 11/15/33, Callable 8/15/33 @ 100 .................................. 31,000 32,720
The Kroger Co., 5.00%, 9/15/34, Callable 6/15/34 @ 100 .......................... 20,000 19,383
1,216,383
Energy (1.8%):
Apache Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100 ........................... 70,000 67,543
ConocoPhillips Co., 5.90%, 10/15/32 ......................................... 31,000 32,750
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 40,000 38,798
DCP Midstream Operating LP
5.63%, 7/15/27, Callable 4/15/27 @ 100 .................................. 66,000 66,907
3.25%, 2/15/32, Callable 8/15/31 @ 100 .................................. 38,000 32,695
Duke Energy Carolinas LLC, 6.00%, 12/1/28 ................................... 94,000 97,669
Energy Transfer LP
4.20%, 4/15/27, Callable 1/15/27 @ 100 .................................. 68,000 67,117
6.55%, 12/1/33, Callable 9/1/33 @ 100 ................................... 46,000 48,886
Enterprise Products Operating LLC, 4.95%, 2/15/35, Callable 11/15/34 @ 100 ........... 40,000 38,720
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100(a) .................. 35,000 33,263
Kinder Morgan, Inc.
1.75%, 11/15/26, Callable 10/15/26 @ 100 ................................. 58,000 54,983
4.30%, 3/1/28, Callable 12/1/27 @ 100 ................................... 54,000 53,016
5.20%, 6/1/33, Callable 3/1/33 @ 100 .................................... 27,000 26,379
MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 ................................ 41,000 39,558
ONEOK, Inc., 5.05%, 11/1/34, Callable 8/1/34 @ 100 ............................. 35,000 33,499
Patterson-UTI Energy, Inc., 7.15%, 10/1/33, Callable 7/1/33 @ 100 ................... 25,000 26,205
Phillips 66 Co., 3.15%, 12/15/29, Callable 9/15/29 @ 100 .......................... 72,000 66,050
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29, Callable 9/15/29 @ 100 ................................. 72,000 66,978
3.80%, 9/15/30, Callable 6/15/30 @ 100 .................................. 36,000 33,436
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34, Callable 7/1/34 @ 100(a) ... 40,000 38,908
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28, Callable 2/7/25 @ 100.83 ................................. 54,000 53,422
5.50%, 3/1/30, Callable 3/1/25 @ 102.75 .................................. 26,000 26,071
Western Midstream Operating LP, 6.15%, 4/1/33, Callable 1/1/33 @ 100 ............... 32,000 32,618
1,075,471
Financials (10.6%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 32,000 33,769
Amcor Finance USA, Inc.
3.63%, 4/28/26, Callable 1/28/26 @ 100 .................................. 54,000 53,120
4.50%, 5/15/28, Callable 2/15/28 @ 100 .................................. 54,000 52,963

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78
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
American Express Co.
3.95%, 8/1/25, Callable 7/1/25 @ 100 .................................... $ 34,000 $ 33,870
5.10% (SOFR+100bps), 2/16/28, Callable 2/16/27 @ 100(b) .................... 15,000 15,082
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(b) .................... 34,000 33,222
5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(b) .................... 40,000 39,549
American Honda Finance Corp., 4.60%, 4/17/30 ................................. 33,000 32,411
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27, Callable 4/28/27 @ 100 .................................. 84,000 80,308
4.50%, 12/15/28, Callable 9/15/28 @ 100 ................................. 80,000 78,832
5.00%, 9/12/32, Callable 6/12/32 @ 100(c) ................................ 40,000 39,355
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100 ...................... 98,000 95,584
Bank of America Corp.
6.22%, 9/15/26 .................................................... 104,000 106,314
5.93% (SOFR+134bps), 9/15/27, Callable 9/15/26 @ 100(b) .................... 104,000 105,824
4.18%, 11/25/27, Callable 11/25/26 @ 100, MTN ............................ 111,000 109,009
3.42% (TSFR3M+130bps), 12/20/28, Callable 12/20/27 @ 100(b) ................ 143,000 137,112
2.69% (SOFR+132bps), 4/22/32, Callable 4/22/31 @ 100(b) .................... 77,000 66,210
5.29% (SOFR+191bps), 4/25/34, Callable 4/25/33 @ 100(b) .................... 68,000 67,495
Blue Owl Credit Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100 ................. 56,000 55,247
Brookfield Capital Finance LLC, 6.09%, 6/14/33, Callable 3/14/33 @ 100 .............. 32,000 33,121
Brown & Brown, Inc., 5.65%, 6/11/34, Callable 3/11/34 @ 100 ...................... 10,000 10,007
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100 .................................. 54,000 53,025
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100(b) .................... 55,000 54,808
5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(b) ...................... 26,000 26,060
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 70,000 67,137
Citigroup, Inc.
3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100(b) ...................... 98,000 97,515
4.13%, 7/25/28 .................................................... 68,000 66,079
3.98% (TSFR3M+160bps), 3/20/30, Callable 3/20/29 @ 100(b) .................. 35,000 33,364
4.41% (SOFR+391bps), 3/31/31, Callable 3/31/30 @ 100(b) .................... 45,000 43,230
6.17% (SOFR+266bps), 5/25/34, Callable 5/25/33 @ 100(b) .................... 42,000 42,773
Citizens Financial Group, Inc.
2.85%, 7/27/26, Callable 4/27/26 @ 100 .................................. 56,000 54,143
5.84% (SOFR+201bps), 1/23/30, Callable 1/23/29 @ 100(b) .................... 26,000 26,385
Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100 .................... 68,000 66,081
Fifth Third Bancorp
1.71% (SOFR+69bps), 11/1/27, Callable 11/1/26 @ 100(b) ..................... 72,000 67,952
5.63% (SOFR+184bps), 1/29/32, Callable 1/29/31 @ 100(b) .................... 48,000 48,525
Fifth Third Bank NA, 2.25%, 2/1/27, Callable 1/1/27 @ 100 ........................ 72,000 68,374
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 41,000 33,737
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 38,000 37,809
Fiserv, Inc.
3.50%, 7/1/29, Callable 4/1/29 @ 100 .................................... 72,000 67,566
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 48,000 48,667
Ford Motor Credit Co. LLC
4.39%, 1/8/26 ..................................................... 68,000 67,463
6.80%, 5/12/28, Callable 4/12/28 @ 100 .................................. 65,000 67,181
General Motors Financial Co., Inc., 2.70%, 8/20/27, Callable 6/20/27 @ 100 ............ 92,000 86,920
Global Payments, Inc.
4.80%, 4/1/26, Callable 1/1/26 @ 100 .................................... 66,000 65,879
5.40%, 8/15/32, Callable 5/15/32 @ 100 .................................. 33,000 32,970
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(b) ...................... 98,000 96,921
5.02% (SOFR+205bps), 5/17/33, Callable 5/17/32 @ 100(b) .................... 35,000 33,675
JPMorgan Chase & Co.
4.13%, 12/15/26 .................................................... 139,000 137,571
1.47% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100(b) ..................... 116,000 109,699
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(b) .................... 112,000 107,659
5.58% (SOFR+116bps), 4/22/30, Callable 4/22/29 @ 100(b) .................... 52,000 52,980
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(b) .................. 60,000 53,619
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(b) ...................... 35,000 29,043
6.25% (SOFR+181bps), 10/23/34, Callable 10/23/33 @ 100(b) .................. 49,000 51,830
5.29% (SOFR+146bps), 7/22/35, Callable 7/22/34 @ 100(b) .................... 30,000 29,691

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
79
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
KeyBank NA
3.90%, 4/13/29 .................................................... $ 88,000 $ 82,534
5.00%, 1/26/33, Callable 10/26/32 @ 100 ................................. 29,000 27,788
Lincoln National Corp., 3.05%, 1/15/30, Callable 10/15/29 @ 100 .................... 37,000 33,321
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(b) .......... 35,000 33,492
MetLife, Inc., 4.55%, 3/23/30, Callable 12/23/29 @ 100 ........................... 33,000 32,561
Morgan Stanley
4.35%, 9/8/26, MTN ................................................ 108,000 107,241
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100(b) ....................... 114,000 109,287
6.30% (SOFR+224bps), 10/18/28, Callable 10/18/27 @ 100(b) .................. 76,000 78,738
4.43% (TSFR3M+189bps), 1/23/30, Callable 1/23/29 @ 100(b) .................. 41,000 39,944
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(b) ............... 80,000 65,528
6.34% (SOFR+256bps), 10/18/33, Callable 10/18/32 @ 100(b) .................. 64,000 67,696
5.25% (SOFR+187bps), 4/21/34, Callable 4/21/33 @ 100(b) .................... 68,000 66,965
NextEra Energy Capital Holdings, Inc.
4.95%, 1/29/26 .................................................... 54,000 54,127
3.55%, 5/1/27, Callable 2/1/27 @ 100 .................................... 56,000 54,570
1.90%, 6/15/28, Callable 4/15/28 @ 100 .................................. 74,000 67,005
5.25%, 3/15/34, Callable 12/15/33 @ 100 ................................. 27,000 26,714
Northern Trust Corp.
4.00%, 5/10/27, Callable 4/10/27 @ 100 .................................. 68,000 67,089
6.13%, 11/2/32, Callable 8/2/32 @ 100 ................................... 31,000 32,688
PNC Bank NA, 4.05%, 7/26/28 ............................................. 70,000 67,635
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 35,000 34,466
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 31,000 26,507
Prudential Financial, Inc., 3.88%, 3/27/28, Callable 12/27/27 @ 100, MTN .............. 68,000 66,189
Reinsurance Group of America, Inc., 3.90%, 5/15/29, Callable 2/15/29 @ 100 ........... 70,000 66,858
Santander Holdings USA, Inc., 6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(b) . 65,000 67,141
State Street Corp., 5.16% (SOFR+189bps), 5/18/34, Callable 5/18/33 @ 100(b) .......... 53,000 52,590
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 40,000 34,637
The Allstate Corp.
3.28%, 12/15/26, Callable 9/15/26 @ 100 ................................. 56,000 54,719
1.45%, 12/15/30, Callable 9/15/30 @ 100 ................................. 33,000 26,826
The Bank of New York Mellon Corp., 5.83% (SOFRINDX+207bps), 10/25/33, Callable
10/25/32 @ 100(b) .................................................. 32,000 33,132
The Charles Schwab Corp.
2.45%, 3/3/27, Callable 2/3/27 @ 100 .................................... 56,000 53,457
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(b) .................... 26,000 26,755
The Goldman Sachs Group, Inc.
1.95% (SOFR+91bps), 10/21/27, Callable 10/21/26 @ 100(b) ................... 72,000 68,307
3.62% (SOFR+185bps), 3/15/28, Callable 3/15/27 @ 100(b) .................... 68,000 66,098
6.48% (SOFR+177bps), 10/24/29, Callable 10/24/28 @ 100(b) .................. 64,000 67,042
2.60%, 2/7/30, Callable 11/7/29 @ 100 ................................... 68,000 60,193
3.10% (SOFR+141bps), 2/24/33, Callable 2/24/32 @ 100(b) .................... 63,000 54,338
The PNC Financial Services Group, Inc.
5.81% (SOFR+132bps), 6/12/26, Callable 6/12/25 @ 100(b) .................... 52,000 52,202
6.62% (SOFRINDX+173bps), 10/20/27, Callable 10/20/26 @ 100(b) .............. 52,000 53,553
2.55%, 1/22/30, Callable 10/24/29 @ 100 ................................. 45,000 39,964
5.94% (SOFR+195bps), 8/18/34, Callable 8/18/33 @ 100(b) .................... 65,000 66,869
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(b) .................... 41,000 41,439
Toyota Motor Credit Corp., 4.80%, 1/5/34, MTN ................................ 44,000 42,753
Truist Financial Corp.
1.89% (SOFR+86bps), 6/7/29, Callable 6/7/28 @ 100, MTN(b) .................. 90,000 81,195
5.44% (SOFR+162bps), 1/24/30, Callable 1/24/29 @ 100(b) .................... 70,000 70,638
5.12% (SOFR+185bps), 1/26/34, Callable 1/26/33 @ 100(b) .................... 66,000 64,068
U.S. Bancorp
3.95%, 11/17/25, Callable 10/17/25 @ 100, MTN ............................ 68,000 67,638
3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN ............................. 68,000 66,558
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(b) .................... 85,000 87,003
4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(b) .................... 35,000 33,567
4.84% (SOFR+160bps), 2/1/34, Callable 2/1/33 @ 100(b) ...................... 35,000 33,456
Wells Fargo & Co.
4.10%, 6/3/26, MTN ................................................ 68,000 67,318
5.20% (SOFR+150bps), 1/23/30, Callable 1/22/29 @ 100(b) .................... 40,000 40,132

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
80
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(b) ........... $ 37,000 $ 33,388
2.57% (TSFR3M+126bps), 2/11/31, Callable 2/11/30 @ 100, MTN(b) ............. 38,000 33,517
5.50% (SOFR+178bps), 1/23/35, Callable 1/23/34 @ 100(b) .................... 39,000 38,768
Wells Fargo Bank NA, 4.81%, 1/15/26, Callable 12/14/25 @ 100 ..................... 110,000 110,348
Willis North America, Inc., 4.65%, 6/15/27, Callable 5/15/27 @ 100 .................. 68,000 67,851
6,471,138
Health Care (3.1%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100 .................................. 72,000 66,849
4.95%, 3/15/31, Callable 1/15/31 @ 100 .................................. 33,000 32,981
5.05%, 3/15/34, Callable 12/15/33 @ 100 ................................. 48,000 47,442
Agilent Technologies, Inc., 4.75%, 9/9/34, Callable 6/9/34 @ 100 .................... 45,000 42,859
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100 .................................. 106,000 94,734
5.25%, 3/2/30, Callable 1/2/30 @ 100 .................................... 33,000 33,301
2.00%, 1/15/32, Callable 10/15/31 @ 100 ................................. 41,000 33,269
Baxter International, Inc.
2.60%, 8/15/26, Callable 5/15/26 @ 100 .................................. 56,000 54,117
2.54%, 2/1/32, Callable 11/1/31 @ 100 ................................... 32,000 26,674
Becton Dickinson & Co., 4.69%, 2/13/28, Callable 1/13/28 @ 100 .................... 66,000 65,654
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 70,000 67,791
Bristol-Myers Squibb Co.
3.45%, 11/15/27, Callable 8/15/27 @ 100 .................................. 82,000 79,687
5.10%, 2/22/31, Callable 12/22/30 @ 100 ................................. 39,000 39,256
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 37,000 38,838
Centene Corp., 4.25%, 12/15/27, Callable 1/23/25 @ 100.71 ........................ 82,000 79,381
CVS Health Corp.
3.63%, 4/1/27, Callable 2/1/27 @ 100 .................................... 68,000 65,954
1.30%, 8/21/27, Callable 6/21/27 @ 100 .................................. 60,000 54,366
1.75%, 8/21/30, Callable 5/21/30 @ 100 .................................. 32,000 26,063
5.30%, 6/1/33, Callable 3/1/33 @ 100 .................................... 27,000 25,885
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 38,000 33,574
Elevance Health, Inc.
1.50%, 3/15/26, Callable 2/15/26 @ 100 .................................. 86,000 82,819
4.10%, 3/1/28, Callable 12/1/27 @ 100 ................................... 54,000 52,793
HCA, Inc.
5.38%, 9/1/26, Callable 3/1/26 @ 100 .................................... 52,000 52,208
4.13%, 6/15/29, Callable 3/15/29 @ 100 .................................. 56,000 53,457
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 26,000 25,614
Humana, Inc.
5.75%, 12/1/28, Callable 11/1/28 @ 100 .................................. 64,000 65,156
5.88%, 3/1/33, Callable 12/1/32 @ 100 ................................... 32,000 32,103
Pfizer, Inc.
2.63%, 4/1/30, Callable 1/1/30 @ 100 .................................... 37,000 33,193
1.75%, 8/18/31, Callable 5/18/31 @ 100 .................................. 40,000 32,936
Revvity, Inc.
3.30%, 9/15/29, Callable 6/15/29 @ 100 .................................. 58,000 53,541
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 31,000 26,251
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100(a) ................................ 52,000 52,463
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 52,000 52,157
5.60%, 3/23/34, Callable 12/23/33 @ 100(a) ............................... 42,000 41,784
The Cigna Group
5.69%, 3/15/26, Callable 1/18/25 @ 100 .................................. 52,000 51,961
3.40%, 3/1/27, Callable 12/1/26 @ 100 ................................... 68,000 66,114
2.40%, 3/15/30, Callable 12/15/29 @ 100 ................................. 45,000 39,343
Universal Health Services, Inc.
2.65%, 10/15/30, Callable 7/15/30 @ 100 ................................. 31,000 26,648
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 32,000 26,260
1,875,476
Industrials (2.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 40,000 33,999
AGCO Corp., 5.80%, 3/21/34, Callable 12/21/33 @ 100 ........................... 39,000 39,202

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
81
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Air Lease Corp.
3.00%, 2/1/30, Callable 11/1/29 @ 100, MTN .............................. $ 37,000 $ 33,352
2.88%, 1/15/32, Callable 10/15/31 @ 100 ................................. 39,000 33,233
American Airlines Pass Through Trust, 3.58%, 7/15/29 ............................ 30,971 29,797
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 ......................... 52,000 46,617
Carrier Global Corp.
2.49%, 2/15/27, Callable 12/15/26 @ 100 ................................. 70,000 66,939
2.72%, 2/15/30, Callable 11/15/29 @ 100 .................................. 37,000 33,100
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(c) ......................... 18,000 18,136
FedEx Corp.
3.40%, 2/15/28, Callable 11/15/27 @ 100 .................................. 55,000 52,712
4.90%, 1/15/34 .................................................... 27,000 26,272
Fortune Brands Innovations, Inc., 3.25%, 9/15/29, Callable 6/15/29 @ 100 .............. 101,000 93,368
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 49,000 41,138
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 66,000 66,617
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100 ........................... 70,000 67,165
Leidos, Inc., 5.75%, 3/15/33, Callable 12/15/32 @ 100 ............................ 47,000 47,694
Otis Worldwide Corp., 2.57%, 2/15/30, Callable 11/15/29 @ 100 ..................... 37,000 32,883
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 37,000 33,032
RTX Corp.
4.13%, 11/16/28, Callable 8/16/28 @ 100 .................................. 68,000 66,224
2.25%, 7/1/30, Callable 4/1/30 @ 100 .................................... 39,000 33,892
Ryder System, Inc.
2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ............................... 70,000 67,103
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 82,000 82,791
The Boeing Co.
6.26%, 5/1/27, Callable 4/1/27 @ 100(a) .................................. 96,000 98,247
5.15%, 5/1/30, Callable 2/1/30 @ 100 .................................... 34,000 33,555
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 38,000 34,498
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100 ......................... 68,000 66,707
Union Pacific Corp.
6.63%, 2/1/29 ..................................................... 62,000 66,360
2.80%, 2/14/32, Callable 12/15/31 @ 100 ................................. 38,000 32,967
1,377,600
Information Technology (2.7%):
Arrow Electronics, Inc., 3.88%, 1/12/28, Callable 10/12/27 @ 100 .................... 100,000 96,279
Autodesk, Inc.
3.50%, 6/15/27, Callable 3/15/27 @ 100 .................................. 68,000 66,032
2.40%, 12/15/31, Callable 9/15/31 @ 100 ................................. 40,000 33,598
Broadcom, Inc.
4.11%, 9/15/28, Callable 6/15/28 @ 100 .................................. 68,000 66,422
4.75%, 4/15/29, Callable 1/15/29 @ 100 .................................. 66,000 65,542
4.15%, 11/15/30, Callable 8/15/30 @ 100 .................................. 35,000 33,521
3.42%, 4/15/33, Callable 1/15/33 @ 100(a) ................................ 38,000 33,274
Dell International LLC/EMC Corp.
5.25%, 2/1/28, Callable 1/1/28 @ 100 .................................... 66,000 66,764
5.30%, 10/1/29, Callable 7/1/29 @ 100 ................................... 96,000 96,983
5.75%, 2/1/33, Callable 11/1/32 @ 100 ................................... 32,000 32,876
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 45,000 43,283
HP, Inc., 1.45%, 6/17/26, Callable 5/17/26 @ 100 ................................ 72,000 68,680
Jabil, Inc.
4.25%, 5/15/27, Callable 4/15/27 @ 100 .................................. 54,000 53,244
3.00%, 1/15/31, Callable 10/15/30 @ 100 ................................. 31,000 27,291
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 40,000 38,485
KLA Corp., 4.65%, 7/15/32, Callable 4/15/32 @ 100 ............................. 34,000 33,296
Lam Research Corp., 1.90%, 6/15/30, Callable 3/15/30 @ 100 ....................... 39,000 33,401
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 102,000 94,109
Micron Technology, Inc.
4.19%, 2/15/27, Callable 12/15/26 @ 100 ................................. 68,000 67,042
5.88%, 2/9/33, Callable 11/9/32 @ 100 ................................... 32,000 32,777
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100 .................................. 84,000 80,986
2.65%, 7/15/26, Callable 4/15/26 @ 100 .................................. 114,000 110,599

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
82
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
2.88%, 3/25/31, Callable 12/25/30 @ 100 ................................. $ 46,000 $ 40,421
4.90%, 2/6/33, Callable 11/6/32 @ 100 ................................... 40,000 38,961
Qorvo, Inc., 4.38%, 10/15/29, Callable 2/7/25 @ 102.19 ........................... 70,000 65,678
Teledyne Technologies, Inc., 2.25%, 4/1/28, Callable 2/1/28 @ 100 ................... 58,000 53,352
TSMC Arizona Corp.
3.88%, 4/22/27, Callable 3/22/27 @ 100 .................................. 68,000 66,794
2.50%, 10/25/31, Callable 7/25/31 @ 100 ................................. 39,000 33,405
Workday, Inc.
3.70%, 4/1/29, Callable 2/1/29 @ 100 .................................... 70,000 66,591
3.80%, 4/1/32, Callable 1/1/32 @ 100 .................................... 37,000 33,671
1,673,357
Materials (0.9%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 ........................... 20,000 19,828
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 38,000 34,132
Avery Dennison Corp., 4.88%, 12/6/28, Callable 9/6/28 @ 100 ...................... 66,000 65,810
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 39,000 33,191
Freeport-McMoRan, Inc.
4.13%, 3/1/28, Callable 2/7/25 @ 101.38 .................................. 54,000 52,480
4.63%, 8/1/30, Callable 8/1/25 @ 102.31 .................................. 27,000 26,164
Huntsman International LLC, 5.70%, 10/15/34, Callable 7/15/34 @ 100 ................ 25,000 23,823
LYB International Finance III LLC
2.25%, 10/1/30, Callable 7/1/30 @ 100 ................................... 31,000 26,438
5.63%, 5/15/33, Callable 2/15/33 @ 100 .................................. 26,000 26,255
Packaging Corp. of America, 3.40%, 12/15/27, Callable 9/15/27 @ 100 ................ 70,000 67,455
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 39,000 33,280
The Dow Chemical Co.
2.10%, 11/15/30, Callable 8/15/30 @ 100 .................................. 31,000 26,314
6.30%, 3/15/33, Callable 12/15/32 @ 100 ................................. 19,000 20,139
Vulcan Materials Co., 5.35%, 12/1/34, Callable 9/1/34 @ 100 ....................... 50,000 49,898
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 31,000 26,021
531,228
Real Estate (1.9%):
Alexandria Real Estate Equities, Inc., 3.80%, 4/15/26, Callable 2/15/26 @ 100 ........... 68,000 67,119
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 42,000 33,992
CBRE Services, Inc., 5.50%, 4/1/29, Callable 3/1/29 @ 100 ........................ 52,000 52,861
Crown Castle, Inc.
4.30%, 2/15/29, Callable 11/15/28 @ 100 .................................. 82,000 79,371
2.25%, 1/15/31, Callable 10/15/30 @ 100 ................................. 48,000 40,323
DOC DR. LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ........................... 40,000 33,841
ERP Operating LP
2.85%, 11/1/26, Callable 8/1/26 @ 100 ................................... 70,000 67,843
3.00%, 7/1/29, Callable 4/1/29 @ 100 .................................... 102,000 94,136
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 90,000 81,347
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26, Callable 1/15/26 @ 100 .................................. 54,000 54,052
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 31,000 26,616
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 10,000 9,818
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 33,000 27,499
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100 ................................. 74,000 67,714
3.50%, 9/15/30, Callable 6/15/30 @ 100 .................................. 37,000 33,503
Kilroy Realty LP, 3.05%, 2/15/30, Callable 11/15/29 @ 100 ........................ 31,000 27,172
Kimco Realty OP LLC, 4.85%, 3/1/35, Callable 12/1/34 @ 100 ...................... 50,000 47,559
Phillips Edison Grocery Center Operating Partnership LP, 4.95%, 1/15/35, Callable 10/15/34 @
100 ............................................................. 35,000 32,928
Regency Centers LP, 3.60%, 2/1/27, Callable 11/1/26 @ 100 ........................ 98,000 95,649
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28, Callable 9/15/28 @ 100 ... 50,000 53,028
Simon Property Group LP, 2.20%, 2/1/31, Callable 11/1/30 @ 100 .................... 48,000 40,837
VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100 ........................ 68,000 67,471
1,134,679
Utilities (2.6%):
AEP Texas, Inc., 3.95%, 6/1/28, Callable 3/1/28 @ 100 ............................ 70,000 67,634

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
83
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Ameren Corp., 1.95%, 3/15/27, Callable 2/15/27 @ 100 ........................... $ 72,000 $ 67,691
Arizona Public Service Co.
2.60%, 8/15/29, Callable 5/15/29 @ 100 .................................. 74,000 66,875
5.55%, 8/1/33, Callable 5/1/33 @ 100 .................................... 43,000 43,040
DTE Electric Co.
1.90%, 4/1/28, Callable 2/1/28 @ 100 .................................... 88,000 80,527
5.20%, 4/1/33, Callable 1/1/33 @ 100 .................................... 54,000 54,014
Duke Energy Carolinas LLC, 3.95%, 11/15/28, Callable 8/15/28 @ 100 ................ 68,000 66,043
Duke Energy Corp., 2.65%, 9/1/26, Callable 6/1/26 @ 100 ......................... 70,000 67,763
Duke Energy Florida LLC, 3.80%, 7/15/28, Callable 4/15/28 @ 100 .................. 30,000 29,068
Entergy Corp.
2.95%, 9/1/26, Callable 6/1/26 @ 100 .................................... 84,000 81,554
2.40%, 6/15/31, Callable 3/5/31 @ 100 ................................... 63,000 53,225
Entergy Louisiana LLC, 3.12%, 9/1/27, Callable 6/1/27 @ 100 ...................... 70,000 67,296
Exelon Corp.
5.15%, 3/15/28, Callable 2/15/28 @ 100 .................................. 72,000 72,448
4.05%, 4/15/30, Callable 1/15/30 @ 100 .................................. 28,000 26,683
Florida Power & Light Co.
3.30%, 5/30/27, Callable 2/28/27 @ 100 .................................. 56,000 54,224
2.45%, 2/3/32, Callable 11/3/31 @ 100 ................................... 31,000 26,169
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 ...................... 84,000 80,898
MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100 ................... 70,000 66,755
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100 ............ 63,000 65,224
Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100 ................. 72,000 67,851
The Southern Co.
3.25%, 7/1/26, Callable 4/1/26 @ 100 .................................... 68,000 66,624
4.85%, 6/15/28, Callable 4/15/28 @ 100 .................................. 66,000 66,069
3.70%, 4/30/30, Callable 1/30/30 @ 100 .................................. 36,000 33,783
5.70%, 10/15/32, Callable 4/15/32 @ 100 ................................. 32,000 32,894
Union Electric Co.
2.95%, 6/15/27, Callable 3/15/27 @ 100 .................................. 42,000 40,347
2.15%, 3/15/32, Callable 12/15/31 @ 100 ................................. 39,000 31,992
Wisconsin Electric Power Co., 1.70%, 6/15/28, Callable 4/15/28 @ 100 ................ 73,000 66,114
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 59,000 48,707
1,591,512
Total Corporate Bonds (Cost $19,067,565) 19,035,924
Yankee Dollars (4.9%)
Communication Services (0.2%):
Rogers Communications, Inc.
5.00%, 2/15/29, Callable 1/15/29 @ 100 .................................. 80,000 79,511
3.80%, 3/15/32, Callable 12/15/31 @ 100 ................................. 44,000 39,559
119,070
Consumer Staples (0.1%):
JBS USA Holding LUX Sarl /JBS USA Food Co./JBS LUX Co. Sarl
5.50%, 1/15/30, Callable 1/18/25 @ 102.75 ................................ 27,000 26,969
5.75%, 4/1/33, Callable 1/1/33 @ 100 .................................... 43,000 42,853
69,822
Energy (0.2%):
Canadian Natural Resources Ltd., 5.40%, 12/15/34, Callable 9/15/34 @ 100(a) ........... 50,000 48,687
Shell International Finance BV, 2.75%, 4/6/30, Callable 1/6/30 @ 100 ................. 45,000 41,323
90,010
Financials (3.5%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 1/30/26, Callable 12/30/25 @ 100 ................................. 56,000 54,180
3.00%, 10/29/28, Callable 8/29/28 @ 100 ................................. 88,000 81,468
3.30%, 1/30/32, Callable 10/30/31 @ 100 ................................. 31,000 27,028
Banco Santander SA
2.96%, 3/25/31 .................................................... 38,000 33,155
6.92%, 8/8/33 ..................................................... 31,000 32,611
Barclays PLC
2.85% (SOFR+271bps), 5/7/26, Callable 5/7/25 @ 100(b) ...................... 68,000 67,485

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
84
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100(b) ................ $ 72,000 $ 68,453
4.84%, 5/9/28, Callable 5/7/27 @ 100 .................................... 69,000 67,761
5.09% (US0003M+305bps), 6/20/30, Callable 6/20/29 @ 100(b)(d) ............... 34,000 33,113
6.22% (SOFR+298bps), 5/9/34, Callable 5/9/33 @ 100(b) ...................... 47,000 48,219
Brookfield Finance, Inc., 3.90%, 1/25/28, Callable 10/25/27 @ 100 ................... 56,000 54,480
Deutsche Bank AG
5.37%, 9/9/27 ..................................................... 66,000 66,973
6.82% (SOFR+251bps), 11/20/29, Callable 11/20/28 @ 100(b) .................. 65,000 68,003
7.08% (SOFR+365bps), 2/10/34, Callable 11/10/32 @ 100(b) ................... 32,000 32,959
HSBC Holdings PLC
2.25% (SOFR+110bps), 11/22/27, Callable 11/22/26 @ 100(b) .................. 116,000 110,383
6.16% (SOFR+197bps), 3/9/29, Callable 3/9/28 @ 100(b) ...................... 78,000 80,110
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(b) .................... 90,000 80,857
7.40% (SOFR+302bps), 11/13/34, Callable 11/13/33 @ 100(b) .................. 36,000 39,130
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(b) ................... 72,000 68,859
5.87% (H15T1Y+170bps), 3/6/29, Callable 3/6/28 @ 100(b) .................... 94,000 95,775
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(b) ................. 29,000 32,426
5.68% (H15T1Y+175bps), 1/5/35, Callable 1/5/34 @ 100(b) .................... 33,000 32,896
Mitsubishi UFJ Financial Group, Inc.
5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @ 100(b) .................. 66,000 66,227
5.35% (H15T1Y+190bps), 9/13/28, Callable 9/13/27 @ 100(b) .................. 96,000 97,209
3.74%, 3/7/29 ..................................................... 70,000 67,058
NatWest Group PLC
4.89% (US0003M+175bps), 5/18/29, Callable 5/18/28 @ 100(b)(d) ............... 69,000 68,298
5.08% (US0003M+191bps), 1/27/30, Callable 1/27/29 @ 100(b)(d) ............... 33,000 32,674
Pfizer Investment Enterprises Pte Ltd., 4.45%, 5/19/28, Callable 4/19/28 @ 100 .......... 66,000 65,423
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @
100(b) ........................................................... 39,000 33,415
Sumitomo Mitsui Financial Group, Inc.
2.47%, 1/14/29 .................................................... 88,000 80,066
5.77%, 1/13/33 .................................................... 38,000 39,074
The Bank of Nova Scotia, 4.50%, 12/16/25 .................................... 68,000 67,639
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(b) . 65,000 63,164
UBS AG
1.25%, 6/1/26 ..................................................... 72,000 68,671
5.65%, 9/11/28 ..................................................... 64,000 65,448
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(b) 34,000 33,479
2,124,169
Health Care (0.2%):
Royalty Pharma PLC
1.75%, 9/2/27, Callable 7/2/27 @ 100 .................................... 58,000 53,435
2.15%, 9/2/31, Callable 6/2/31 @ 100 .................................... 43,000 35,271
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100 .................... 40,000 33,542
122,248
Industrials (0.3%):
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 ............................ 68,000 67,321
Pentair Finance Sarl
4.50%, 7/1/29, Callable 4/1/29 @ 100 .................................... 68,000 66,123
5.90%, 7/15/32, Callable 4/15/32 @ 100 .................................. 32,000 32,874
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 32,000 32,094
198,412
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29, Callable 3/18/29 @ 100 .................................. 98,000 94,984
5.00%, 1/15/33, Callable 10/15/32 @ 100 ................................. 44,000 42,790
137,774
Materials (0.2%):
ArcelorMittal SA
4.25%, 7/16/29 .................................................... 98,000 94,820

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
85
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
6.80%, 11/29/32, Callable 8/29/32 @ 100 .................................. $ 31,000 $ 33,134
127,954
Total Yankee Dollars (Cost $2,992,810) 2,989,459
U.S. Treasury Obligations (62.5%)
U.S. Treasury Bonds
4.50%, 2/15/36 .................................................... 950,000 948,664
4.25%, 5/15/39 .................................................... 390,000 370,256
2.50%, 2/15/45 .................................................... 2,675,000 1,856,617
1.63%, 11/15/50 .................................................... 6,530,000 3,409,884
2.88%, 5/15/52 .................................................... 3,300,000 2,311,031
4.25%, 2/15/54 .................................................... 2,330,000 2,129,038
U.S. Treasury Notes
3.63%, 5/31/28 .................................................... 4,580,000 4,479,813
1.88%, 2/28/29 .................................................... 5,045,000 4,570,849
3.75%, 6/30/30 .................................................... 4,025,000 3,894,502
3.75%, 12/31/30 .................................................... 3,150,000 3,035,813
4.13%, 3/31/31 .................................................... 1,930,000 1,895,170
2.88%, 5/15/32 .................................................... 2,320,000 2,084,737
4.13%, 11/15/32 .................................................... 2,710,000 2,644,367
4.50%, 11/15/33 .................................................... 1,890,000 1,882,322
4.00%, 2/15/34 .................................................... 2,615,000 2,505,088
Total U.S. Treasury Obligations (Cost $39,082,892) 38,018,151
Shares
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(e) ........ 13,463 13,463
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(e) ............ 13,463 13,463
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(e) ............... 13,463 13,463
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(e) . 13,463 13,463
Total Collateral for Securities Loaned (Cost $53,852) 53,852
Total Investments (Cost $61,197,119) — 98.8% 60,097,386
Other assets in excess of liabilities — 1.2% 751,868
NET ASSETS - 100.00% $ 60,849,254
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$398,783 and amounted to 0.7% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2024.
(c) All or a portion of this security is on loan.
(d) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(e) Rate disclosed is the daily yield on December 31, 2024.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of December 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of December 31, 2024.

Statements of Assets and Liabilities
December 31, 2024
86
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Short-Term Bond
ETF
VictoryShares
Core Intermediate
Bond ETF
VictoryShares
Core Plus
Intermediate Bond
ETF
Assets:
Investments, at value (Cost $908,629,627, $2,480,658,703 and $552,100,851) $ 914,399,859 (a) $ 2,359,974,887 (b) $ 537,095,223 (c)
Cash 955,776 856,338 361,881
Deposit with broker for futures contracts — 44,852 725,499
Receivables:
Interest and securities lending income 6,293,856 19,600,068 3,951,236
Capital shares issued 2,505,679 — 1,599,808
Investments sold — 31,667 151,125
From Adviser — — 5,105
Prepaid expenses 1,050 3,732 536
Total Assets 924,156,220 2,380,511,544 543,890,413
Liabilities:
Payables:
Collateral received on loaned securities 5,451,428 10,266,556 3,496,332
Investments purchased 8,891,347 — 7,431,617
Variation margin on open futures contracts — — 44,062
Accrued expenses and other payables:
Investment advisory fees 185,470 606,867 156,927
Administration fees 37,186 113,283 10,177
Custodian fees 2,273 9,104 —
Compliance fees 614 1,784 382
Trustees' fees 389 656 561
Other accrued expenses 25,918 51,457 14,282
Total Liabilities 14,594,625 11,049,707 11,154,340
Commitments and contingencies (Note 5 )
Net Assets:
Capital 914,230,476 2,546,261,835 570,484,058
Total accumulated earnings (loss) (4,668,881) (176,799,998) (37,747,985)
Net Assets $ 909,561,595 $ 2,369,461,837 $ 532,736,073
Shares outstanding (unlimited shares authorized, no par value): 18,150,000 51,600,000 24,975,000
Net asset value: $ 50 .11 $ 45 .92 $ 21 .33
(a) Includes $5,255,269 of securities on loan.
(b) Includes $9,875,682 of securities on loan.
(c) Includes $3,326,048 of securities on loan.

Statements of Assets and Liabilities
December 31, 2024
87
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Corporate Bond
ETF
VictoryShares
WestEnd
Economic Cycle
Bond ETF
Assets:
Investments, at value (Cost $150,097,249 and $61,197,119) $ 137,082,901 (a) $ 60,097,386 (b)
Cash 83,122 330,466
Receivables:
Interest and securities lending income 1,471,454 490,421
From Adviser 4,426 6,118
Prepaid expenses 235 —
Total Assets 138,642,138 60,924,391
Liabilities:
Payables:
Collateral received on loaned securities 1,936,536 53,852
Accrued expenses and other payables:
Investment advisory fees 41,310 18,316
Administration fees 2,694 1,194
Custodian fees 301 103
Compliance fees 109 64
Trustees' fees — 969
Other accrued expenses 13,756 639
Total Liabilities 1,994,706 75,137
Commitments and contingencies (Note 5 )
Net Assets:
Capital 156,113,186 62,166,544
Total accumulated earnings (loss) (19,465,754) (1,317,290)
Net Assets $ 136,647,432 $ 60,849,254
Shares outstanding (unlimited shares authorized, no par value): 6,525,000 2,475,000
Net asset value: $ 20 .94 $ 24 .59
(a) Includes $1,857,465 of securities on loan.
(b) Includes $51,541 of securities on loan.

Statements of Operations
For the Six Months Ended December 31, 2024
88
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Short-Term Bond
ETF
VictoryShares Core
Intermediate Bond
ETF
VictoryShares Core
Plus Intermediate
Bond ETF
Investment Income:
Interest $ 19,984,607 $ 48,610,298 $ 10,996,454
Securities lending (net of fees) 16,157 44,389 10,102
Total Income 20,000,764 48,654,687 11,006,556
Expenses:
Investment advisory fees 933,549 3,437,780 767,726
Administration fees 203,808 625,456 119,713
Sub-Administration fees 11,991 13,322 13,144
Custodian fees 16,473 50,154 9,874
Trustees' fees 19,823 60,597 11,577
Compliance fees 3,051 9,600 1,747
Legal and audit fees 27,156 73,057 17,666
Line of credit fees 3 — —
Printing fees 19,411 29,639 8,103
Interest fees — — 1,238
Other expenses 19,644 43,501 25,051
Total Expenses 1,254,909 4,343,106 975,839
Expenses waived/reimbursed by Adviser (4,240) — (95,221)
Net Expenses 1,250,669 4,343,106 880,618
Net Investment Income (Loss) 18,750,095 44,311,581 10,125,938
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (72,954) (6,604,334) 110,498
Net realized gains (losses) from futures contracts — — (221,030)
Net change in unrealized appreciation/depreciation on investment securities 4,579,517 (400,920) (3,674,556)
Net change in unrealized appreciation/depreciation on futures contracts — — (411,374)
Net realized/unrealized gains (losses) on investments 4,506,563 (7,005,254) (4,196,462)
Change in net assets resulting from operations $ 23,256,658 $ 37,306,327 $ 5,929,476

Statements of Operations
For the Six Months Ended December 31, 2024
89
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Corporate Bond
ETF
VictoryShares
WestEnd Economic
Cycle Bond ETF
Investment Income:
Interest $ 2,968,039 $ 1,327,590
Securities lending (net of fees) 10,541 193
Total Income 2,978,580 1,327,783
Expenses:
Investment advisory fees 243,766 104,830
Administration fees 38,015 16,343
Sub-Administration fees 10,055 10,070
Custodian fees 4,313 1,958
Trustees' fees 4,725 2,099
Compliance fees 592 249
Legal and audit fees 8,406 18,437
Printing fees 4,623 8,029
Other expenses 8,586 7,879
Total Expenses 323,081 169,894
Expenses waived/reimbursed by Adviser (44,453) (50,026)
Net Expenses 278,628 119,868
Net Investment Income (Loss) 2,699,952 1,207,915
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (284,726) (134,743)
Net change in unrealized appreciation/depreciation on investment securities 1,128,604 (618,832)
Net realized/unrealized gains (losses) on investments 843,878 (753,575)
Change in net assets resulting from operations $ 3,543,830 $ 454,340

90
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Short-Term Bond
ETF
VictoryShares Core Intermediate
Bond ETF
VictoryShares Core Plus
Intermediate Bond ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 18,750,095 $ 28,380,860 $ 44,311,581 $ 64,943,818 $ 10,125,938 $ 12,470,843
Net realized gains (losses) (72,954) (3,536,617) (6,604,334) (21,428,807) (110,532) (5,464,093)
Net change in unrealized appreciation/
depreciation 4,579,517 14,553,722 (400,920) 23,902,598 (4,085,930) 5,069,130
Change in net assets resulting from
operations 23,256,658 39,397,965 37,306,327 67,417,609 5,929,476 12,075,880
Change in net assets resulting from
distributions to shareholders (20,656,757) (29,048,053) (49,148,381) (64,376,364) (11,284,476) (12,367,052)
Change in net assets resulting from capital
transactions 269,735,726 104,122,571 313,796,735 606,785,620 186,849,163 137,688,685
Change in net assets 272,335,627 114,472,483 301,954,681 609,826,865 181,494,163 137,397,513
Net Assets:
Beginning of period 637,225,968 522,753,485 2,067,507,156 1,457,680,291 351,241,910 213,844,397
End of period $ 909,561,595 $ 637,225,968 $ 2,369,461,837 $ 2,067,507,156 $ 532,736,073 $ 351,241,910
Capital Transactions:
Proceeds from shares issued $ 269,735,726 $ 145,723,081 $ 313,796,735 $ 648,479,186 $ 189,002,242 $ 137,688,685
Cost of shares redeemed — (41,600,510) — (41,693,566) (2,153,079) —
Change in net assets resulting from capital
transactions $ 269,735,726 $ 104,122,571 $ 313,796,735 $ 606,785,620 $ 186,849,163 $ 137,688,685
Share Transactions:
Issued 5,350,000 2,950,000 6,650,000 14,150,000 8,625,000 6,475,000
Redeemed — (850,000) — (900,000) (100,000) —
Change in Shares 5,350,000 2,100,000 6,650,000 13,250,000 8,525,000 6,475,000

91
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares Corporate Bond
ETF
VictoryShares WestEnd
Economic Cycle Bond ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
For the Period
June 21, 2024
(a)
through
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,699,952 $ 4,549,251 $ 1,207,915 $ 43,578
Net realized gains (losses) (284,726) (1,028,641) (134,743) —
Net change in unrealized appreciation/depreciation 1,128,604 2,611,884 (618,832) (480,901)
Change in net assets resulting from operations 3,543,830 6,132,494 454,340 (437,323)
Change in net assets resulting from distributions to shareholders (3,093,485) (4,651,234) (1,334,307) —
Change in net assets resulting from capital transactions 2,710,589 26,519,141 6,489,000 55,677,544
Change in net assets 3,160,934 28,000,401 5,609,033 55,240,221
Net Assets:
Beginning of period 133,486,498 105,486,097 55,240,221 —
End of period $ 136,647,432 $ 133,486,498 $ 60,849,254 $ 55,240,221
Capital Transactions:
Proceeds from shares issued $ 3,234,948 $ 26,519,141 $ 6,489,000 $ 55,677,544
Cost of shares redeemed (524,359) — — —
Change in net assets resulting from capital transactions $ 2,710,589 $ 26,519,141 $ 6,489,000 $ 55,677,544
Share Transactions:
Issued 150,000 1,275,000 250,000 2,225,000
Redeemed (25,000) — — —
Change in Shares 125,000 1,275,000 250,000 2,225,000
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
VictoryShares Short-Term Bond ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $49.78 $48.86 $48.94 $51.87 $51.22 $50.65 $49.50
Investment Activities:
Net investment income (loss)(b) 1.27 2.48 1.77 0.86 0.84 1.10 1.37
Net realized and unrealized gains
(losses) 0.44 0.98 (0.17) (2.78) 0.93 0.48 1.13
Total from Investment
Activities 1.71 3.46 1.60 (1.92) 1.77 1.58 2.50
Distributions to Shareholders from:
Net investment income (1.38) (2.54) (1.68) (0.84) (0.90) (1.01) (1.35)
Net realized gains — — — (0.17) (0.22) — —
Total Distributions (1.38) (2.54) (1.68) (1.01) (1.12) (1.01) (1.35)
Net Asset Value, End of Period $50.11 $49.78 $48.86 $48.94 $51.87 $51.22 $50.65
Total Return(c)(d) 3.48% 7.27% 3.32% (3.73)% 3.48% 3.17% 5.11%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.33%(g) 0.35% 0.35% 0.32%(h) 0.34%(i) 0.35% 0.35%
Net Investment Income (Loss)(e) 5.01% 5.03% 3.63% 1.70% 1.62% 2.62% 2.75%
Gross Expenses(e)(f) 0.34% 0.35% 0.35% 0.36% 0.37% 0.44% 0.40%
Supplemental Data:
Net Assets at end of period
(000's) $909,562 $637,226 $522,753 $359,737 $272,296 $105,000 $83,573
Portfolio Turnover(c)(j) 15% 60% 53% 67% 80% 72%(k) 30%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
(h) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.
(i) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(j) Excludes impact of in-kind transactions.
(k) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

93
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Core Intermediate Bond ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $46.00 $45.98 $47.18 $53.71 $53.67 $52.48 $48.61
Investment Activities:
Net investment income (loss)(b) 0.91 1.68 1.31 0.89 1.08 1.21 1.62
Net realized and unrealized gains
(losses) 0.02(c) 0.01 (1.26) (6.37) 0.27 1.12 3.81
Total from Investment
Activities 0.93 1.69 0.05 (5.48) 1.35 2.33 5.43
Distributions to Shareholders from:
Net investment income (1.01) (1.67) (1.25) (0.92) (1.11) (1.14) (1.56)
Net realized gains — — — (0.13) (0.20) — —
Total Distributions (1.01) (1.67) (1.25) (1.05) (1.31) (1.14) (1.56)
Net Asset Value, End of Period $45.92 $46.00 $45.98 $47.18 $53.71 $53.67 $52.48
Total Return(d)(e) 2.03% 3.72% 0.13% (10.35)% 2.55% 4.52% 11.37%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.38% 0.39% 0.38% 0.39% 0.37%(h) 0.38%(i) 0.39%
Net Investment Income (Loss)(f) 3.86% 3.69% 2.83% 1.74% 2.01% 2.80% 3.27%
Gross Expenses(f)(g) 0.38% 0.39% 0.38% 0.39% 0.41% 0.42% 0.44%
Supplemental Data:
Net Assets at end of period
(000's) $2,369,462 $2,067,507 $1,457,680 $1,236,208 $894,333 $450,789 $314,856
Portfolio Turnover(d)(j) 9% 22% 23% 24% 16% 13% 3%(k)
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(i)
Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher for the ten months ended June 30,
2020.
(j) Excludes impact of in-kind transactions.
(k) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
94
See notes to financial statements.
,Bo
VictoryShares Core Plus Intermediate Bond ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 4,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $21.35 $21.44 $21.92 $25.00
Investment Activities:
Net investment income (loss)(b) 0.51 1.00 0.87 0.38
Net realized and unrealized gains (losses) 0.02(c) (0.09) (0.49) (3.17)
Total from Investment Activities 0.53 0.91 0.38 (2.79)
Distributions to Shareholders from:
Net investment income (0.55) (1.00) (0.86) (0.29)
Total Distributions (0.55) (1.00) (0.86) (0.29)
Net Asset Value, End of Period $21.33 $21.35 $21.44 $21.92
Total Return(d)(e) 2.49% 4.37% 1.77% (11.20)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.40% 0.40% 0.40% 0.40%
Net Investment Income (Loss)(f) 4.61% 4.69% 4.04% 2.20%
Gross Expenses(f)(g) 0.44% 0.46% 0.45% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $532,736 $351,242 $213,844 $213,729
Portfolio Turnover(d)(h) 16% 36% 60% 56%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

95
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Corporate Bond ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $20.86 $20.58 $20.86 $25.00
Investment Activities:
Net investment income (loss)(b) 0.42 0.80 0.67 0.37
Net realized and unrealized gains (losses) 0.14 0.30 (0.30) (4.19)
Total from Investment Activities 0.56 1.10 0.37 (3.82)
Distributions to Shareholders from:
Net investment income (0.48) (0.82) (0.65) (0.32)
Total Distributions (0.48) (0.82) (0.65) (0.32)
Net Asset Value, End of Period $20.94 $20.86 $20.58 $20.86
Total Return(c)(d) 2.70% 5.45% 1.85% (15.37)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40%(g) 0.40%(g) 0.40%
Net Investment Income (Loss)(e) 3.88% 3.88% 3.26% 2.17%
Gross Expenses(e)(f) 0.46% 0.47% 0.46% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $136,647 $133,486 $105,486 $104,323
Portfolio Turnover(c)(h) 8% 9% 27% 9%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
96
See notes to financial statements.
VictoryShares WestEnd
Economic Cycle Bond ETF
Six Months
Ended
December
31, 2024
(Unaudited)
June 21,
2024(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $24.83 $25.00
Investment Activities:
Net investment income (loss)(b) 0.52 0.03
Net realized and unrealized gains (losses) (0.20) (0.20)
Total from Investment Activities 0.32 (0.17)
Distributions to Shareholders from:
Net investment income (0.56) —
Total Distributions (0.56) —
Net Asset Value, End of Period $24.59 $24.83
Total Return(c)(d) 1.27% (0.71)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40%
Net Investment Income (Loss)(e) 4.03% 4.03%
Gross Expenses(e)(f) 0.57% 1.61%
Supplemental Data:
Net Assets at end of period (000's) $60,849 $55,240
Portfolio Turnover(c)(g) 28% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
December 31, 2024
Victory Portfolios II
97
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 28 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations June 21, 2024.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”) in the case of Short-Term Bond ETF and Core
Intermediate Bond ETF, or 25,000 shares in the case of Core Plus Intermediate Bond ETF, Corporate Bond ETF, and WestEnd Economic Cycle
Bond ETF. Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit
Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions
(“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the
Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of
Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Funds (Legal Name) Funds (Short Name)
VictoryShares Short-Term Bond ETF Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF Core Intermediate Bond ETF
VictoryShares Core Plus Intermediate Bond ETF Core Plus Intermediate Bond ETF
VictoryShares Corporate Bond ETF Corporate Bond ETF
VictoryShares WestEnd Economic Cycle Bond ETF* WestEnd Economic Cycle Bond ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
Short-Term Bond ETF .................................................. $ 100 2.00%
Core Intermediate Bond ETF ............................................. 100 2.00%
Core Plus Intermediate Bond ETF .......................................... 100 2.00%
Corporate Bond ETF ................................................... 100 2.00%
WestEnd Economic Cycle Bond ETF ........................................ 100 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
98
(Unaudited)
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Investments in open-end investment companies are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Level 1 Level 2 Level 3 Total
Short-Term Bond ETF
Asset-Backed Securities ...................... $ — $ 241,616,907 $ — $ 241,616,907
Collateralized Loan Obligations ................ — 2,008,277 — 2,008,277
Collateralized Mortgage Obligations ............. — 27,876,693 — 27,876,693
Senior Secured Loans ........................ — 561,154 — 561,154
Corporate Bonds ........................... — 320,184,531 — 320,184,531
Yankee Dollars ............................ — 58,922,385 — 58,922,385
Municipal Bonds ........................... — 11,205,608 — 11,205,608
U.S. Government Agency Mortgages ............. — 5,438,824 — 5,438,824
U.S. Treasury Obligations ..................... — 152,627,383 — 152,627,383
Commercial Paper .......................... — 88,506,669 — 88,506,669
Collateral for Securities Loaned ................ 5,451,428 — — 5,451,428
Total .................................... $ 5,451,428 $ 908,948,431 $ — $ 914,399,859
Core Intermediate Bond ETF
Asset-Backed Securities ...................... — 277,754,381 — 277,754,381
Collateralized Mortgage Obligations ............. — 103,767,791 — 103,767,791
Corporate Bonds ........................... — 515,237,062 — 515,237,062
Yankee Dollars ............................ — 125,155,603 — 125,155,603
Municipal Bonds ........................... — 28,589,048 — 28,589,048
U.S. Government Agency Mortgages ............. — 299,490,535 — 299,490,535
U.S. Treasury Obligations ..................... — 977,863,549 — 977,863,549

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
99
(Unaudited)
*     Futures contracts are presented at the unrealized appreciation (depreciation) on the investment.
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Level 1 Level 2 Level 3 Total
Core Intermediate Bond ETF, continued
Commercial Paper .......................... $ — $ 21,850,362 $ — $ 21,850,362
Collateral for Securities Loaned ................ 10,266,556 — — 10,266,556
Total .................................... $ 10,266,556 $ 2,349,708,331 $ — $ 2,359,974,887
Core Plus Intermediate Bond ETF
Asset-Backed Securities ...................... — 91,196,325 — 91,196,325
Collateralized Loan Obligations ................ — 12,599,849 — 12,599,849
Collateralized Mortgage Obligations ............. — 48,734,923 — 48,734,923
Senior Secured Loans ........................ — 9,506,805 — 9,506,805
Corporate Bonds ........................... — 74,888,940 — 74,888,940
Yankee Dollars ............................ — 21,523,402 — 21,523,402
Municipal Bonds ........................... — 19,263,068 — 19,263,068
U.S. Government Agency Mortgages ............. — 82,304,823 — 82,304,823
U.S. Treasury Obligations ..................... — 150,102,506 — 150,102,506
Commercial Paper .......................... — 23,478,250 — 23,478,250
Collateral for Securities Loaned ................ 3,496,332 — — 3,496,332
Total .................................... $ 3,496,332 $ 533,598,891 $ — $ 537,095,223
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (350,924) — — (350,924)
Total .................................... $ (350,924) $ — $ — $ (350,924)
Corporate Bond ETF
Corporate Bonds ........................... — 104,917,175 — 104,917,175
Yankee Dollars ............................ — 22,710,733 — 22,710,733
U.S. Treasury Obligations ..................... — 7,518,457 — 7,518,457
Collateral for Securities Loaned ................ 1,936,536 — — 1,936,536
Total .................................... $ 1,936,536 $ 135,146,365 $ — $ 137,082,901
WestEnd Economic Cycle Bond ETF
Corporate Bonds ........................... — 19,035,924 — 19,035,924
Yankee Dollars ............................ — 2,989,459 — 2,989,459
U.S. Treasury Obligations ..................... — 38,018,151 — 38,018,151
Collateral for Securities Loaned ................ 53,852 — — 53,852
Total .................................... $ 53,852 $ 60,043,534 $ — $ 60,097,386

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
100
(Unaudited)
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Collateralized Loan Obligations (“CLOs”):
CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
101
(Unaudited)
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2024, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2024:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Interest Rate Risk Exposure: (350,924)
Core Plus Intermediate Bond ETF ........................................................................ $ 350,924
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Interest Rate Risk Exposure: (221030.00) (411374.00)
Core Plus Intermediate Bond ETF ...................................................... $ (221,030) $ (411,374)

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
102
(Unaudited)
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2024:
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short-Term Bond ETF ............................................. $ 5,255,269 $ — $ 5,451,428
Core Intermediate Bond ETF ........................................ 9,875,682 — 10,266,556
Core Plus Intermediate Bond ETF ..................................... 3,326,048 — 3,496,332
Corporate Bond ETF .............................................. 1,857,465 — 1,936,536
WestEnd Economic Cycle Bond ETF ................................... 51,541 — 53,852

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
103
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2024, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond ETF ............................... $ 148,175,968 $ 96,697,228 $ 103,652,386 $ 548,758
Core Intermediate Bond ETF .......................... 172,400,388 73,721,298 304,835,894 121,473,383
Core Plus Intermediate Bond ETF ....................... 123,584,076 50,194,295 114,273,493 18,315,980
Corporate Bond ETF ................................ 11,507,842 3,691,517 2,853,176 6,583,191
WestEnd Economic Cycle Bond ETF ..................... 9,255,883 506,956 13,313,564 15,752,550
Associated with In-Kind Transactions
Purchases Sales
Core Intermediate Bond ETF ............................................................. $ 6,733,923 $ —
Short-Term Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.2
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.5
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.5
Core Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.8
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.4
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.1
Core Plus Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.4
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24.3
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.8
Corporate Bond ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
WestEnd Economic Cycle Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.3
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 61.8
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.7

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
104
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of the Adviser, will serve as Distributor for the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of December 31, 2024, the expense limits (excluding voluntary waivers) were as follows:
Flat Rate
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2025
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
105
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as
Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2024, the Adviser voluntarily waived the following amounts:
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities or Bond Risk —  The Funds are subject to the risk that the market value of the bonds in the Funds’ portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds’ portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return.
High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Funds’ values could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.
Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Funds may reinvest these early payments at lower interest rates, thereby reducing the Funds’ income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
Core Plus Intermediate Bond ETF ............................. $ 84,709 $ 37,130 $ 78,667 $ 23,846 $ 224,352
Corporate Bond ETF ...................................... 65,408 26,128 43,837 21,788 157,161
WestEnd Economic Cycle Bond ETF ........................... — — 12,760 40,287 53,047
Amount
Short-Term Bond ETF ................................................................................. $ 4,240
Core Plus Intermediate Bond ETF ......................................................................... 71,375
Corporate Bond ETF .................................................................................. 22,665
WestEnd Economic Cycle Bond ETF ....................................................................... 9,739

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
106
(Unaudited)
Reference Rate Transition Risk — The terms of many floating rate loans and other instruments were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark after June 30, 2023. The LIBOR discontinuation may adversely affect the financial markets generally and the Funds' operations, finances, and investments specifically. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Limited History of Operations Risk — WestEnd Economic Cycle ETF fund is new and, therefore, has a limited history of operations for investors to evaluate.
Repurchase Agreement Risk — In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Foreign Securities Risk — The Corporate Bond ETF and WestEnd Economic Cycle ETF invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory Funds
Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating
Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2024.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Core Intermediate Bond ETF ................................ $ — $ 1,200,000 5.88% $ 1,200,000
Declared Paid
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
107
(Unaudited)
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2024, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used:
9. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount
Long-Term
Amount Total
Short-Term Bond ETF .................................................. $ (1,978,718) $ (7,725,792) $ (9,704,510)
Core Intermediate Bond ETF ............................................. (5,937,320) (43,094,866) (49,032,186)
Core Plus Intermediate Bond ETF .......................................... (12,191,094) (9,355,743) (21,546,837)
Corporate Bond ETF ................................................... (2,414,733) (3,585,129) (5,999,862)

Supplemental Information
December 31, 2024
Victory Portfolios II
108
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2024. The
Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement.
The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
The fact that the Funds are actively managed exchange-traded funds (“ETFs”);
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the
Adviser, in the context of the Adviser’s business and services with respect to each Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable
ETFs compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a
Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund expenses.

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
109
(Unaudited)
The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
VictoryShares Short-Term Bond ETF
Performance. Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the second quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Core Intermediate Bond ETF
Performance. Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Core Plus Intermediate Bond ETF
Performance. Noting that the Fund commenced operations in 2021, the Board compared the Fund’s one-year performance for the period ended
June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the period reviewed.

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
110
(Unaudited)
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Corporate Bond ETF
Performance . Noting that the Fund commenced operations in 2021, the Board compared the Fund’s one-year performance for the period ended
June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the period reviewed.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each Fund; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-BOND-ETF-SAR (12/24)

December 31, 2024
Semi-Annual Report: Full Financials
VictoryShares US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF
VictoryShares WestEnd U.S. Sector ETF
VictoryShares WestEnd Global Equity ETF
VictoryShares Hedged Equity Income ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments
VictoryShares US Value Momentum ETF
3
VictoryShares US Small Mid Cap Value Momentum ETF
6
VictoryShares International Value Momentum ETF
12
VictoryShares Emerging Markets Value Momentum ETF
19
VictoryShares WestEnd U.S. Sector ETF
25
VictoryShares WestEnd Global Equity ETF
32
VictoryShares Hedged Equity Income ETF
33
Financial Statements
Statements of Assets and Liabilities
37
Statements of Operations
41
Statements of Changes in Net Assets
45
Financial Highlights
49
Notes to Financial Statements 56
Supplemental Information
Advisory Contract Approval
67

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares US Value Momentum ETF
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (5.9%):
Alphabet, Inc., Class A ................................................... 7,232 $ 1,369,018
AT&T, Inc. ........................................................... 73,384 1,670,954
Fox Corp., Class A ...................................................... 36,739 1,784,781
Meta Platforms, Inc., Class A .............................................. 1,852 1,084,364
News Corp., Class A ..................................................... 54,527 1,501,673
Verizon Communications, Inc. .............................................. 35,560 1,422,044
8,832,834
Consumer Discretionary (5.6%):
Carvana Co.(a) ......................................................... 1,822 370,522
D.R. Horton, Inc. ....................................................... 5,701 797,114
Ford Motor Co. ........................................................ 77,154 763,825
Garmin Ltd. ........................................................... 4,143 854,535
General Motors Co. ..................................................... 17,761 946,129
Lennar Corp., Class A .................................................... 6,105 832,539
NVR, Inc.(a) .......................................................... 156 1,275,908
PulteGroup, Inc. ........................................................ 7,597 827,313
Royal Caribbean Cruises Ltd. .............................................. 3,929 906,381
Toll Brothers, Inc. ...................................................... 5,574 702,045
8,276,311
Consumer Staples (9.1%):
Altria Group, Inc. ....................................................... 30,834 1,612,310
Archer-Daniels-Midland Co. ............................................... 27,060 1,367,071
Casey's General Stores, Inc. ............................................... 2,560 1,014,349
Costco Wholesale Corp. .................................................. 1,892 1,733,583
Philip Morris International, Inc. ............................................. 11,477 1,381,257
The Kraft Heinz Co. ..................................................... 54,222 1,665,158
The Kroger Co. ........................................................ 27,264 1,667,193
Tyson Foods, Inc., Class A ................................................ 23,971 1,376,894
Walmart, Inc. .......................................................... 19,389 1,751,796
13,569,611
Energy (3.3%):
Kinder Morgan, Inc. ..................................................... 61,139 1,675,209
Marathon Petroleum Corp. ................................................ 7,178 1,001,331
Targa Resources Corp. ................................................... 7,039 1,256,461
Valero Energy Corp. ..................................................... 7,976 977,778
4,910,779
Financials (22.0%):
Ally Financial, Inc. ...................................................... 23,254 837,377
American Express Co. ................................................... 4,353 1,291,927
American International Group, Inc. .......................................... 19,959 1,453,015
Bank of America Corp. ................................................... 28,978 1,273,583
Berkshire Hathaway, Inc., Class B(a) ......................................... 4,525 2,051,092
Blackrock, Inc. ........................................................ 1,766 1,810,344
Capital One Financial Corp. ............................................... 5,210 929,047
Citigroup, Inc. ......................................................... 16,365 1,151,932
Citizens Financial Group, Inc. .............................................. 22,055 965,127
Corebridge Financial, Inc. ................................................. 30,744 920,168
Equitable Holdings, Inc. .................................................. 23,856 1,125,287
Fidelity National Information Services, Inc. .................................... 19,147 1,546,503
Fifth Third Bancorp ..................................................... 27,697 1,171,029
First Citizens Bancshares, Inc., Class A ....................................... 376 794,496
Fiserv, Inc.(a) .......................................................... 8,338 1,712,792
KeyCorp ............................................................. 48,414 829,816
KKR & Co., Inc. ....................................................... 6,047 894,412
M&T Bank Corp. ....................................................... 5,402 1,015,630
Regions Financial Corp. .................................................. 45,302 1,065,503
State Street Corp. ....................................................... 15,439 1,515,338
Synchrony Financial ..................................................... 12,753 828,945
The Bank of New York Mellon Corp. ......................................... 22,172 1,703,475
The Goldman Sachs Group, Inc. ............................................ 1,924 1,101,721

Victory Portfolios II
VictoryShares US Value Momentum ETF
4
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
The Hartford Financial Services Group, Inc. .................................... 12,321 $ 1,347,917
The PNC Financial Services Group, Inc. ...................................... 6,385 1,231,347
Truist Financial Corp. .................................................... 25,397 1,101,722
Wells Fargo & Co. ...................................................... 14,253 1,001,131
32,670,676
Health Care (11.1%):
Boston Scientific Corp.(a) ................................................. 21,328 1,905,017
Centene Corp.(a) ....................................................... 16,856 1,021,136
CVS Health Corp. ...................................................... 14,261 640,176
Gilead Sciences, Inc. .................................................... 15,233 1,407,072
HCA Healthcare, Inc. .................................................... 3,884 1,165,783
Intuitive Surgical, Inc.(a) ................................................. 2,343 1,222,952
Medtronic PLC ........................................................ 20,476 1,635,623
Moderna, Inc.(a) ....................................................... 12,748 530,062
Pfizer, Inc. ............................................................ 55,344 1,468,276
Quest Diagnostics, Inc. ................................................... 9,738 1,469,075
Revvity, Inc. .......................................................... 10,316 1,151,369
Tenet Healthcare Corp.(a) ................................................. 5,658 714,209
United Therapeutics Corp.(a) .............................................. 3,021 1,065,930
Viatris, Inc. ........................................................... 85,742 1,067,488
16,464,168
Industrials (10.7%):
Builders FirstSource, Inc.(a) ............................................... 3,845 549,566
Carlisle Cos., Inc. ....................................................... 2,571 948,288
Delta Air Lines, Inc. ..................................................... 15,752 952,996
EMCOR Group, Inc. .................................................... 2,011 912,793
FedEx Corp. .......................................................... 3,280 922,762
Howmet Aerospace, Inc. .................................................. 7,445 814,260
Leidos Holdings, Inc. .................................................... 7,195 1,036,512
Lockheed Martin Corp. ................................................... 3,523 1,711,967
Owens Corning ........................................................ 5,257 895,372
RTX Corp. ............................................................ 14,735 1,705,134
SS&C Technologies Holdings, Inc. .......................................... 22,311 1,690,728
TransUnion ........................................................... 10,204 946,013
United Airlines Holdings, Inc.(a) ............................................ 7,375 716,112
United Rentals, Inc. ..................................................... 1,089 767,135
Westinghouse Air Brake Technologies Corp. .................................... 7,433 1,409,222
15,978,860
Information Technology (11.2%):
AppLovin Corp., Class A(a) ............................................... 1,249 404,464
Cognizant Technology Solutions Corp., Class A ................................. 19,311 1,485,016
Corning, Inc. .......................................................... 24,049 1,142,808
Dell Technologies, Inc., Class C ............................................ 4,662 537,249
Fair Isaac Corp.(a) ...................................................... 476 947,683
Gen Digital, Inc. ....................................................... 36,331 994,743
GoDaddy, Inc., Class A(a) ................................................. 7,120 1,405,274
Hewlett Packard Enterprise Co. ............................................. 42,927 916,491
HP, Inc. .............................................................. 26,505 864,858
Intel Corp. ............................................................ 25,300 507,265
International Business Machines Corp. ........................................ 6,740 1,481,654
Micron Technology, Inc. .................................................. 6,411 539,550
MicroStrategy, Inc.(a) .................................................... 1,065 308,445
NetApp, Inc. .......................................................... 9,844 1,142,692
NVIDIA Corp. ......................................................... 4,463 599,336
Skyworks Solutions, Inc. ................................................. 9,762 865,694
TE Connectivity PLC .................................................... 10,567 1,510,764
Zoom Communications, Inc.(a) ............................................. 12,683 1,035,060
16,689,046
Materials (4.1%):
Dow, Inc. ............................................................ 36,822 1,477,667
DuPont de Nemours, Inc. ................................................. 18,155 1,384,319
International Paper Co. ................................................... 16,767 902,400

Victory Portfolios II
VictoryShares US Value Momentum ETF
5
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Packaging Corp. of America ............................................... 7,017 $ 1,579,737
Steel Dynamics, Inc. ..................................................... 6,869 783,547
6,127,670
Real Estate (10.5%):
Alexandria Real Estate Equities, Inc. ......................................... 11,857 1,156,650
AvalonBay Communities, Inc. .............................................. 7,977 1,754,701
CBRE Group, Inc., Class A(a) .............................................. 8,827 1,158,897
Healthpeak Properties, Inc. ................................................ 67,968 1,377,711
Iron Mountain, Inc. ..................................................... 10,395 1,092,619
Kimco Realty Corp. ..................................................... 61,573 1,442,655
Simon Property Group, Inc. ............................................... 8,452 1,455,519
Ventas, Inc. ........................................................... 27,139 1,598,216
VICI Properties, Inc. .................................................... 55,459 1,619,959
Welltower, Inc. ......................................................... 13,675 1,723,460
Weyerhaeuser Co. ...................................................... 46,654 1,313,310
15,693,697
Utilities (5.9%):
Dominion Energy, Inc. ................................................... 27,532 1,482,874
Duke Energy Corp. ...................................................... 17,498 1,885,234
Entergy Corp. ......................................................... 16,295 1,235,487
NiSource, Inc. ......................................................... 57,686 2,120,537
Public Service Enterprise Group, Inc. ......................................... 18,592 1,570,838
Vistra Corp. ........................................................... 3,316 457,177
8,752,147
Total Common Stocks (Cost $134,102,579) 147,965,799
Total Investments (Cost $134,102,579) — 99.4% 147,965,799
Other assets in excess of liabilities — 0.6% 867,732
NET ASSETS - 100.00% $ 148,833,531
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 3/21/25 $ 607,229 $ 593,575 $ (13,654)
Total unrealized appreciation $ —
Total unrealized depreciation (13,654)
Total net unrealized appreciation (depreciation) $ (13,654)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
6
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (4.3%):
AST SpaceMobile, Inc.(a)(b) .............................................. 19,192 $ 404,951
Bumble, Inc., Class A(a) .................................................. 73,748 600,309
Cargurus, Inc.(a) ....................................................... 24,598 898,811
Cinemark Holdings, Inc.(a) ................................................ 32,574 1,009,143
EchoStar Corp., Class A(a) ................................................ 22,144 507,098
Frontier Communications Parent, Inc.(a) ...................................... 19,179 665,511
GCI Liberty, Inc.(a)(c) ................................................... 4,908 49
IAC, Inc.(a) ........................................................... 21,721 937,044
John Wiley & Sons, Inc., Class A ............................................ 24,166 1,056,296
Lumen Technologies, Inc.(a) ............................................... 62,258 330,590
Nexstar Media Group, Inc. ................................................ 6,685 1,056,029
Sphere Entertainment Co.(a) ............................................... 19,013 766,604
TEGNA, Inc. .......................................................... 59,904 1,095,644
Telephone and Data Systems, Inc. ........................................... 17,441 594,912
The New York Times Co., Class A ........................................... 32,053 1,668,359
United States Cellular Corp.(a) ............................................. 10,317 647,082
12,238,432
Consumer Discretionary (13.4%):
ADT, Inc. ............................................................ 132,309 914,255
Adtalem Global Education, Inc.(a) ........................................... 11,130 1,011,161
Asbury Automotive Group, Inc.(a) ........................................... 3,916 951,706
Brinker International, Inc.(a) ............................................... 6,516 862,002
Cava Group, Inc.(a) ..................................................... 5,018 566,030
Century Communities, Inc. ................................................ 10,626 779,523
Dick's Sporting Goods, Inc. ................................................ 4,585 1,049,231
Dorman Products, Inc.(a) ................................................. 9,028 1,169,577
Dream Finders Homes, Inc., Class A(a)(b) ..................................... 20,085 467,378
Frontdoor, Inc.(a) ....................................................... 19,124 1,045,509
G-III Apparel Group Ltd.(a) ............................................... 27,562 899,072
Graham Holdings Co., Class B ............................................. 1,295 1,129,136
Green Brick Partners, Inc.(a) ............................................... 14,010 791,425
Group 1 Automotive, Inc. ................................................. 2,593 1,092,898
H&R Block, Inc. ....................................................... 20,286 1,071,912
Hovnanian Enterprises, Inc., Class A(a) ....................................... 3,000 401,460
Hyatt Hotels Corp., Class A ................................................ 8,615 1,352,383
KB Home ............................................................ 12,274 806,647
Kohl's Corp.(b) ........................................................ 42,714 599,705
Kontoor Brands, Inc. .................................................... 11,992 1,024,237
La-Z-Boy, Inc. ......................................................... 21,765 948,301
Levi Strauss & Co., Class A ............................................... 53,576 926,865
Life Time Group Holdings, Inc.(a) ........................................... 40,245 890,219
M/I Homes, Inc.(a) ...................................................... 5,549 737,740
Macy's, Inc. ........................................................... 52,795 893,819
Meritage Homes Corp. ................................................... 5,036 774,638
Mohawk Industries, Inc.(a) ................................................ 6,140 731,458
Murphy USA, Inc. ...................................................... 2,808 1,408,914
Nordstrom, Inc. ........................................................ 39,877 963,030
Patrick Industries, Inc. ................................................... 11,788 979,347
Perdoceo Education Corp. ................................................. 27,500 727,925
Phinia, Inc. ........................................................... 18,436 888,062
PVH Corp. ........................................................... 8,391 887,348
Ralph Lauren Corp. ..................................................... 5,242 1,210,797
Taylor Morrison Home Corp.(a) ............................................ 15,815 968,036
Texas Roadhouse, Inc. ................................................... 7,561 1,364,231
The Goodyear Tire & Rubber Co.(a) ......................................... 74,449 670,041
The ODP Corp.(a) ...................................................... 24,563 558,563
Topgolf Callaway Brands Corp.(a) ........................................... 96,152 755,755
Tri Pointe Homes, Inc.(a) ................................................. 27,209 986,598
Under Armour, Inc., Class A(a) ............................................. 66,315 549,088
Victoria's Secret & Co.(a) ................................................. 16,462 681,856

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Winnebago Industries, Inc. ................................................ 16,547 $ 790,616
38,278,494
Consumer Staples (4.0%):
Cal-Maine Foods, Inc. ................................................... 14,470 1,489,252
Coca-Cola Consolidated, Inc. .............................................. 793 999,172
Ingredion, Inc. ......................................................... 9,743 1,340,247
Molson Coors Beverage Co., Class B ......................................... 23,527 1,348,568
Post Holdings, Inc.(a) .................................................... 19,021 2,177,144
Spectrum Brands Holdings, Inc. ............................................ 13,710 1,158,358
Sprouts Farmers Market, Inc.(a) ............................................ 7,046 895,335
The Andersons, Inc. ..................................................... 23,406 948,411
Universal Corp. ........................................................ 22,890 1,255,288
11,611,775
Energy (5.4%):
Civitas Resources, Inc. ................................................... 21,947 1,006,709
CNX Resources Corp.(a) ................................................. 31,246 1,145,791
Crescent Energy Co., Class A .............................................. 62,589 914,425
Dorian LPG Ltd. ....................................................... 39,633 965,856
DT Midstream, Inc. ..................................................... 17,834 1,773,235
Gulfport Energy Corp.(a) ................................................. 7,113 1,310,215
International Seaways, Inc. ................................................ 31,741 1,140,771
Ovintiv, Inc. .......................................................... 26,260 1,063,530
PBF Energy, Inc., Class A ................................................. 30,205 801,943
Peabody Energy Corp. ................................................... 40,609 850,352
Select Water Solutions, Inc. ................................................ 55,294 732,092
SM Energy Co. ........................................................ 20,409 791,053
Viper Energy, Inc. ...................................................... 21,847 1,072,032
Vital Energy, Inc.(a) ..................................................... 25,992 803,673
World Kinect Corp. ..................................................... 41,519 1,142,188
15,513,865
Financials (13.7%):
Affiliated Managers Group, Inc. ............................................ 7,708 1,425,363
Apollo Commercial Real Estate Finance, Inc. ................................... 150,340 1,301,944
Associated Banc-Corp. ................................................... 39,378 941,134
Assured Guaranty Ltd. ................................................... 15,822 1,424,138
Axis Capital Holdings Ltd. ................................................ 18,280 1,619,974
Bread Financial Holdings, Inc. ............................................. 12,682 774,363
Brighthouse Financial, Inc.(a) .............................................. 20,663 992,651
CNO Financial Group, Inc. ................................................ 31,800 1,183,278
Enova International, Inc.(a) ................................................ 10,250 982,770
Essent Group Ltd. ...................................................... 25,833 1,406,349
Evercore, Inc. ......................................................... 3,455 957,691
Genworth Financial, Inc.(a) ................................................ 191,151 1,336,146
Hamilton Lane, Inc., Class A ............................................... 6,536 967,655
Invesco Ltd. ........................................................... 70,664 1,235,207
Jackson Financial, Inc., Class A ............................................. 8,636 752,023
Jefferies Financial Group, Inc. .............................................. 16,648 1,305,203
LendingClub Corp.(a) .................................................... 41,299 668,631
Lincoln National Corp. ................................................... 28,900 916,419
Mercury General Corp. ................................................... 15,543 1,033,299
MGIC Investment Corp. .................................................. 57,996 1,375,085
Mr. Cooper Group, Inc.(a) ................................................. 13,523 1,298,343
Navient Corp. ......................................................... 73,228 973,200
NCR Atleos Corp.(a) .................................................... 26,373 894,572
Old Republic International Corp. ............................................ 55,097 1,993,960
Piper Sandler Cos. ...................................................... 3,019 905,549
Radian Group, Inc. ...................................................... 37,262 1,181,951
Rithm Capital Corp. ..................................................... 174,257 1,887,203
Simmons First National Corp., Class A ....................................... 48,250 1,070,185
Stifel Financial Corp. .................................................... 11,606 1,231,164
TPG, Inc. ............................................................ 15,459 971,444
Unum Group .......................................................... 21,463 1,567,443

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
8
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Veritex Holdings, Inc. .................................................... 35,117 $ 953,778
Virtu Financial, Inc., Class A ............................................... 26,343 939,918
Western Alliance Bancorp ................................................. 9,744 814,014
39,282,047
Health Care (16.1%):
AdaptHealth Corp.(a) .................................................... 66,754 635,498
Addus HomeCare Corp.(a) ................................................ 11,141 1,396,524
ADMA Biologics, Inc.(a) ................................................. 25,159 431,477
AMN Healthcare Services, Inc.(a) ........................................... 23,311 557,599
Amneal Pharmaceuticals, Inc.(a) ............................................ 108,953 862,908
Arcellx, Inc.(a) ........................................................ 8,497 651,635
Astrana Health, Inc.(a) ................................................... 17,630 555,874
Avidity Biosciences, Inc.(a) ............................................... 11,793 342,940
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 3,144 1,032,835
Catalyst Pharmaceuticals, Inc.(a) ............................................ 45,682 953,383
Collegium Pharmaceutical, Inc.(a) ........................................... 28,357 812,428
Corcept Therapeutics, Inc.(a) .............................................. 13,969 703,898
DaVita, Inc.(a) ......................................................... 7,740 1,157,517
Dyne Therapeutics, Inc.(a) ................................................ 15,875 374,015
Edgewise Therapeutics, Inc.(a) ............................................. 13,848 369,742
Elanco Animal Health, Inc.(a) .............................................. 53,394 646,601
Encompass Health Corp. .................................................. 16,100 1,486,835
Enovis Corp.(a) ........................................................ 22,963 1,007,616
Exelixis, Inc.(a) ........................................................ 30,701 1,022,343
Glaukos Corp.(a) ....................................................... 7,942 1,190,824
Globus Medical, Inc.(a) .................................................. 12,294 1,016,837
Halozyme Therapeutics, Inc.(a) ............................................. 17,125 818,746
Hims & Hers Health, Inc.(a) ............................................... 14,183 342,945
ICU Medical, Inc.(a) .................................................... 5,156 800,057
Incyte Corp.(a) ......................................................... 15,731 1,086,540
Innoviva, Inc.(a) ....................................................... 100,067 1,736,162
Insmed, Inc.(a) ......................................................... 6,080 419,763
Integer Holdings Corp.(a) ................................................. 8,890 1,178,103
Janux Therapeutics, Inc.(a) ................................................ 12,481 668,233
Kymera Therapeutics, Inc.(a) .............................................. 13,095 526,812
LeMaitre Vascular, Inc. ................................................... 11,211 1,032,982
Ligand Pharmaceuticals, Inc.(a) ............................................. 7,215 773,087
Maravai LifeSciences Holdings, Inc., Class A(a) ................................. 81,728 445,418
Merit Medical Systems, Inc.(a) ............................................. 17,370 1,680,026
Natera, Inc.(a) ......................................................... 4,780 756,674
Nurix Therapeutics, Inc.(a) ................................................ 21,770 410,147
Ocular Therapeutix, Inc.(a) ................................................ 52,093 444,874
Omnicell, Inc.(a) ....................................................... 11,607 516,744
Organon & Co. ........................................................ 70,336 1,049,413
Owens & Minor, Inc.(a) .................................................. 44,260 578,478
Perrigo Co. PLC ....................................................... 42,031 1,080,617
Premier, Inc., Class A .................................................... 57,786 1,225,063
Prestige Consumer Healthcare, Inc.(a) ........................................ 19,979 1,560,160
PROCEPT BioRobotics Corp.(a) ............................................ 5,583 449,543
Protagonist Therapeutics, Inc.(a) ............................................ 17,666 681,908
QuidelOrtho Corp.(a) .................................................... 19,732 879,061
RadNet, Inc.(a) ........................................................ 10,578 738,768
REVOLUTION Medicines, Inc.(a) .......................................... 15,067 659,031
Select Medical Holdings Corp. ............................................. 48,239 909,305
Solventum Corp.(a) ..................................................... 14,833 979,868
TG Therapeutics, Inc.(a) .................................................. 17,000 511,700
The Ensign Group, Inc. ................................................... 11,384 1,512,478
UFP Technologies, Inc.(a) ................................................. 2,106 514,938
Universal Health Services, Inc., Class B ....................................... 5,870 1,053,195
Viking Therapeutics, Inc.(a) ............................................... 8,632 347,352
Vir Biotechnology, Inc.(a) ................................................. 71,090 521,801
46,099,321

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Industrials (16.8%):
ABM Industries, Inc. .................................................... 26,585 $ 1,360,620
Air Lease Corp. ........................................................ 22,500 1,084,725
Alaska Air Group, Inc.(a) ................................................. 21,221 1,374,060
Allison Transmission Holdings, Inc. ......................................... 11,906 1,286,562
American Woodmark Corp.(a) .............................................. 10,524 836,974
Armstrong World Industries, Inc. ............................................ 10,428 1,473,789
Avis Budget Group, Inc.(a) ................................................ 5,743 462,943
Boise Cascade Co. ...................................................... 6,085 723,263
CACI International, Inc., Class A(a) ......................................... 3,248 1,312,387
Concentrix Corp. ....................................................... 17,730 767,177
Construction Partners, Inc., Class A(a) ........................................ 7,886 697,596
CSW Industrials, Inc. .................................................... 2,647 933,862
Curtiss-Wright Corp. .................................................... 3,973 1,409,898
Dun & Bradstreet Holdings, Inc. ............................................ 86,483 1,077,578
Dycom Industries, Inc.(a) ................................................. 5,220 908,593
Esab Corp. ............................................................ 8,752 1,049,715
ExlService Holdings, Inc.(a) ............................................... 31,704 1,407,024
FTAI Aviation Ltd. ...................................................... 4,756 685,054
GMS, Inc.(a) .......................................................... 11,845 1,004,811
Granite Construction, Inc. ................................................. 16,054 1,408,096
Herc Holdings, Inc. ..................................................... 3,505 663,602
Hertz Global Holdings, Inc.(a)(b) ........................................... 92,881 339,944
HNI Corp. ............................................................ 23,943 1,206,009
IES Holdings, Inc.(a) .................................................... 1,844 370,570
Kirby Corp.(a) ......................................................... 9,365 990,817
Korn Ferry ........................................................... 16,100 1,085,945
Leonardo DRS, Inc.(a) ................................................... 30,661 990,657
MasTec, Inc.(a) ........................................................ 6,940 944,812
Masterbrand, Inc.(a) ..................................................... 55,782 814,975
Matson, Inc. .......................................................... 6,945 936,464
MDU Resources Group, Inc. ............................................... 68,970 1,242,839
Mueller Industries, Inc. ................................................... 12,289 975,255
Mueller Water Products, Inc., Class A ........................................ 50,545 1,137,262
Parsons Corp.(a) ....................................................... 11,562 1,066,594
Powell Industries, Inc. ................................................... 1,709 378,800
Primoris Services Corp. .................................................. 10,982 839,025
Resideo Technologies, Inc.(a) .............................................. 39,971 921,332
REV Group, Inc. ....................................................... 24,911 793,914
Rush Enterprises, Inc., Class A ............................................. 17,329 949,456
Ryder System, Inc. ...................................................... 7,188 1,127,510
Schneider National, Inc., Class B ............................................ 42,266 1,237,548
SkyWest, Inc.(a) ........................................................ 8,961 897,265
Sterling Infrastructure, Inc.(a) .............................................. 3,511 591,428
The Brink's Co. ........................................................ 14,653 1,359,359
The Greenbrier Cos., Inc. ................................................. 14,283 871,120
Trinity Industries, Inc. ................................................... 26,647 935,310
U-Haul Holding Co. ..................................................... 22,786 1,459,443
UL Solutions, Inc., Class A ................................................ 23,778 1,186,047
Vestis Corp. ........................................................... 33,024 503,286
48,081,315
Information Technology (9.7%):
ACI Worldwide, Inc.(a) .................................................. 22,122 1,148,353
Alkami Technology, Inc.(a) ................................................ 23,260 853,177
Alpha & Omega Semiconductor Ltd.(a) ....................................... 11,019 408,034
Amkor Technology, Inc. .................................................. 27,457 705,370
Arrow Electronics, Inc.(a) ................................................. 10,847 1,227,013
Aspen Technology, Inc.(a) ................................................. 4,274 1,066,919
Avnet, Inc. ............................................................ 26,052 1,363,041
Benchmark Electronics, Inc. ............................................... 16,577 752,596
Cirrus Logic, Inc.(a) ..................................................... 8,987 894,925
Clear Secure, Inc., Class A ................................................ 24,735 658,940
Coherent Corp.(a) ...................................................... 6,478 613,661

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
10
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Commvault Systems, Inc.(a) ............................................... 4,213 $ 635,784
Credo Technology Group Holding Ltd.(a) ..................................... 10,706 719,550
DXC Technology Co.(a) .................................................. 38,092 761,078
ePlus, Inc.(a) .......................................................... 11,975 884,713
F5, Inc.(a) ............................................................ 5,112 1,285,515
Guidewire Software, Inc.(a) ............................................... 5,452 919,098
Impinj, Inc.(a) ......................................................... 3,232 469,480
Insight Enterprises, Inc.(a) ................................................ 6,374 969,485
NetScout Systems, Inc.(a) ................................................. 46,087 998,244
Photronics, Inc.(a) ...................................................... 36,642 863,286
Plexus Corp.(a) ........................................................ 6,946 1,086,910
Q2 Holdings, Inc.(a) ..................................................... 8,630 868,609
Sanmina Corp.(a) ....................................................... 13,618 1,030,474
ScanSource, Inc.(a) ..................................................... 20,543 974,765
TD SYNNEX Corp. ..................................................... 11,777 1,381,207
Terawulf, Inc.(a) ....................................................... 57,918 327,816
TTM Technologies, Inc.(a) ................................................ 35,910 888,773
Vertex, Inc., Class A(a) ................................................... 18,686 996,898
Vishay Intertechnology, Inc. ............................................... 55,949 947,776
Xerox Holdings Corp. ................................................... 92,742 781,815
Zeta Global Holdings Corp., Class A(a) ....................................... 21,531 387,343
27,870,648
Materials (3.5%):
Alpha Metallurgical Resources, Inc.(a) ........................................ 2,901 580,548
Carpenter Technology Corp. ............................................... 4,271 724,832
Cleveland-Cliffs, Inc.(a) .................................................. 61,523 578,316
Commercial Metals Co. .................................................. 18,170 901,232
Eastman Chemical Co. ................................................... 15,298 1,397,013
Greif, Inc., Class A ...................................................... 20,174 1,233,035
Huntsman Corp. ........................................................ 69,178 1,247,279
Louisiana-Pacific Corp. .................................................. 8,257 855,012
Sylvamo Corp. ......................................................... 10,584 836,348
The Mosaic Co. ........................................................ 41,358 1,016,580
Warrior Met Coal, Inc. ................................................... 10,526 570,930
9,941,125
Real Estate (8.8%):
Acadia Realty Trust ..................................................... 68,454 1,653,849
Agree Realty Corp. ..................................................... 29,710 2,093,070
Broadstone Net Lease, Inc. ................................................ 110,934 1,759,413
CareTrust REIT, Inc. .................................................... 69,611 1,882,978
COPT Defense Properties ................................................. 60,720 1,879,284
Cousins Properties, Inc. .................................................. 47,660 1,460,302
Douglas Emmett, Inc. .................................................... 58,490 1,085,574
Highwoods Properties, Inc. ................................................ 43,331 1,325,062
Innovative Industrial Properties, Inc. ......................................... 11,356 756,764
JBG SMITH Properties ................................................... 78,829 1,211,602
Jones Lang LaSalle, Inc.(a) ................................................ 4,225 1,069,516
Kilroy Realty Corp. ..................................................... 28,184 1,140,043
National Health Investors, Inc. ............................................. 24,368 1,688,702
Newmark Group, Inc., Class A ............................................. 72,340 926,675
Park Hotels & Resorts, Inc. ................................................ 86,445 1,216,281
Sabra Health Care REIT, Inc. .............................................. 86,407 1,496,569
SITE Centers Corp.(a) ................................................... 41,390 632,853
SL Green Realty Corp. ................................................... 13,079 888,326
The Macerich Co. ...................................................... 46,706 930,384
25,097,247
Utilities (3.9%):
Black Hills Corp. ....................................................... 31,097 1,819,796
Clearway Energy, Inc., Class C ............................................. 39,277 1,021,202
Evergy, Inc. ........................................................... 36,570 2,250,883
National Fuel Gas Co. ................................................... 29,798 1,808,143
ONE Gas, Inc. ......................................................... 23,207 1,607,085

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
11
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Pinnacle West Capital Corp. ............................................... 22,917 $ 1,942,674
Talen Energy Corp.(a) ................................................... 3,502 705,548
11,155,331
Total Common Stocks (Cost $258,933,941) 285,169,600
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(d) ........ 361,152 361,152
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(d) ............ 361,152 361,152
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(d) ............... 361,152 361,152
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(d) . 361,152 361,152
Total Collateral for Securities Loaned (Cost $1,444,608) 1,444,608
Total Investments (Cost $260,378,549) — 100.1% 286,614,208
Liabilities in excess of other assets — (0.1)% (363,859)
NET ASSETS - 100.00% $ 286,250,349
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2024.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 5 3/21/25 $ 564,721 $ 562,450 $ (2,271)
Total unrealized appreciation $ —
Total unrealized depreciation (2,271)
Total net unrealized appreciation (depreciation) $ (2,271)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares International Value Momentum ETF
12
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.2%)
Australia (2.5%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 24,704 $ 1,045,008
Financials (0.6%):
Westpac Banking Corp. .................................................. 68,018 1,360,335
Health Care (0.4%):
Pro Medicus Ltd. ....................................................... 4,942 764,895
Industrials (0.5%):
Qantas Airways Ltd. (a) ................................................... 203,062 1,127,124
Materials (0.5%):
Rio Tinto Ltd. (b) ....................................................... 16,379 1,190,496
5,487,858
Austria (1.7%):
Energy (0.6%):
OMV AG ............................................................ 32,650 1,262,676
Financials (1.1%):
Erste Group Bank AG .................................................... 23,918 1,477,891
Raiffeisen Bank International AG ........................................... 47,702 975,748
2,453,639
3,716,315
Belgium (1.3%):
Financials (0.7%):
Ageas SA ............................................................ 32,413 1,574,441
Health Care (0.6%):
UCB SA ............................................................. 5,812 1,156,946
2,731,387
Canada (14.4%):
Consumer Discretionary (0.5%):
Gildan Activewear, Inc. .................................................. 24,687 1,161,953
Consumer Staples (1.7%):
George Weston Ltd. ..................................................... 11,129 1,730,868
Loblaw Cos. Ltd. ....................................................... 15,007 1,975,144
3,706,012
Energy (1.6%):
Pembina Pipeline Corp. .................................................. 55,338 2,044,807
TC Energy Corp. ....................................................... 33,061 1,540,914
3,585,721
Financials (5.1%):
Canadian Imperial Bank of Commerce ........................................ 25,848 1,635,259
Fairfax Financial Holdings Ltd. ............................................. 896 1,246,782
IGM Financial, Inc. ..................................................... 48,831 1,559,752
Manulife Financial Corp. ................................................. 47,171 1,449,295
National Bank of Canada ................................................. 18,823 1,716,111
Power Corp. of Canada ................................................... 48,542 1,514,383
Royal Bank of Canada ................................................... 16,089 1,940,128
11,061,710
Industrials (1.5%):
Element Fleet Management Corp. ........................................... 64,965 1,313,493
Waste Connections, Inc. .................................................. 11,522 1,976,849
3,290,342
Materials (2.3%):
Agnico Eagle Mines Ltd. ................................................. 12,017 940,257
Alamos Gold, Inc. ...................................................... 47,554 877,431
CCL Industries, Inc. ..................................................... 27,849 1,432,849
Kinross Gold Corp. ..................................................... 74,112 688,371

Victory Portfolios II
VictoryShares International Value Momentum ETF
13
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
West Fraser Timber Co. Ltd. ............................................... 11,181 $ 968,896
4,907,804
Utilities (1.7%):
AltaGas Ltd. .......................................................... 76,109 1,772,858
Hydro One Ltd. (c) ...................................................... 65,878 2,029,096
3,801,954
31,515,496
China (0.4%):
Industrials (0.4%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 385,000 843,148
Denmark (0.8%):
Industrials (0.8%):
AP Moller - Maersk A/S , Class B ........................................... 416 688,026
DSV A/S ............................................................. 4,486 952,903
1,640,929
France (6.9%):
Communication Services (0.8%):
Bollore SE ............................................................ 227,953 1,402,381
Vivendi SE (b) ......................................................... 148,723 396,326
1,798,707
Consumer Discretionary (0.5%):
Renault SA ........................................................... 23,392 1,139,885
Consumer Staples (0.6%):
Carrefour SA .......................................................... 86,637 1,231,993
Financials (1.1%):
Credit Agricole SA ...................................................... 99,560 1,370,390
Societe Generale SA ..................................................... 34,789 978,601
2,348,991
Industrials (1.7%):
Bouygues SA .......................................................... 48,305 1,427,842
Cie de Saint-Gobain SA .................................................. 12,808 1,136,832
Eiffage SA ............................................................ 14,486 1,271,068
3,835,742
Real Estate (1.4%):
Klepierre SA .......................................................... 60,355 1,737,770
Unibail-Rodamco-Westfield ............................................... 16,725 1,259,663
2,997,433
Utilities (0.8%):
Engie SA ............................................................. 108,610 1,722,183
15,074,934
Germany (9.4%):
Communication Services (0.8%):
Deutsche Telekom AG ................................................... 60,277 1,803,572
Consumer Discretionary (2.2%):
Bayerische Motoren Werke AG ............................................. 13,196 1,079,428
Mercedes-Benz Group AG ................................................ 21,150 1,178,493
Porsche Automobil Holding SE , Preference Shares ............................... 33,493 1,260,935
Volkswagen AG , Preference Shares .......................................... 14,947 1,378,394
4,897,250
Consumer Staples (0.8%):
Henkel AG & Co. KGaA , Preference Shares .................................... 19,278 1,691,140
Financials (0.8%):
Commerzbank AG ...................................................... 52,867 861,012
Deutsche Bank AG , Registered Shares ........................................ 54,618 941,290
1,802,302
Health Care (2.0%):
Bayer AG , Registered Shares .............................................. 39,031 780,758

Victory Portfolios II
VictoryShares International Value Momentum ETF
14
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Fresenius Medical Care AG ............................................... 21,981 $ 1,005,335
Fresenius SE & Co. KGaA (a) .............................................. 39,572 1,374,628
Merck KGaA .......................................................... 7,638 1,106,704
4,267,425
Industrials (1.7%):
Deutsche Lufthansa AG , Registered Shares .................................... 154,603 988,916
GEA Group AG ........................................................ 31,487 1,559,463
MTU Aero Engines AG .................................................. 3,635 1,212,257
3,760,636
Information Technology (0.6%):
SAP SE .............................................................. 5,047 1,235,183
Materials (0.5%):
Heidelberg Materials AG ................................................. 9,282 1,146,875
20,604,383
Greece (0.5%):
Financials (0.5%):
National Bank of Greece SA ............................................... 143,561 1,138,936
Hong Kong (5.0%):
Consumer Staples (0.4%):
WH Group Ltd. (c) ...................................................... 1,254,516 970,802
Health Care (0.3%):
Sino Biopharmaceutical Ltd. ............................................... 1,792,000 738,360
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 235,676 1,259,342
Real Estate (3.0%):
CK Asset Holdings Ltd. .................................................. 250,154 1,027,492
Henderson Land Development Co. Ltd. ....................................... 294,706 895,532
Hongkong Land Holdings Ltd. ............................................. 214,400 954,080
Sino Land Co. Ltd. (a) .................................................... 1,339,379 1,353,797
Sun Hung Kai Properties Ltd. .............................................. 112,000 1,076,535
Swire Pacific Ltd. , Class A ................................................ 135,115 1,225,645
6,533,081
Utilities (0.7%):
Power Assets Holdings Ltd. ............................................... 212,500 1,482,991
10,984,576
Israel (1.8%):
Financials (1.2%):
Bank Hapoalim BM ..................................................... 114,797 1,391,804
Bank Leumi Le-Israel BM ................................................ 102,711 1,226,320
2,618,124
Health Care (0.6%):
Teva Pharmaceutical Industries Ltd. (a) ........................................ 54,995 1,227,042
3,845,166
Italy (6.2%):
Energy (0.7%):
Eni SpA ............................................................. 110,679 1,500,511
Financials (3.6%):
Banca Mediolanum SpA .................................................. 120,996 1,439,877
Banca Monte dei Paschi di Siena SpA ........................................ 106,098 747,882
BPER Banca SpA ....................................................... 138,719 881,280
Intesa Sanpaolo SpA ..................................................... 321,245 1,285,273
Mediobanca Banca di Credito Finanziario SpA .................................. 93,183 1,358,374
UniCredit SpA ......................................................... 25,083 1,000,821
Unipol Gruppo SpA ..................................................... 93,604 1,166,257
7,879,764
Industrials (0.9%):
Leonardo SpA ......................................................... 32,168 863,895

Victory Portfolios II
VictoryShares International Value Momentum ETF
15
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Prysmian SpA ......................................................... 15,470 $ 987,934
1,851,829
Materials (0.4%):
Buzzi SpA ............................................................ 26,453 974,799
Utilities (0.6%):
A2A SpA ............................................................. 584,510 1,298,534
13,505,437
Japan (14.7%):
Communication Services (0.8%):
Konami Group Corp. .................................................... 8,000 752,558
LY Corp. ............................................................. 346,700 924,210
1,676,768
Consumer Discretionary (2.7%):
Asics Corp. ........................................................... 27,100 535,696
Honda Motor Co. Ltd. ................................................... 84,600 825,405
Isuzu Motors Ltd. ....................................................... 62,600 858,845
Nissan Motor Co. Ltd. ................................................... 286,500 874,086
Subaru Corp. .......................................................... 40,500 726,184
Sumitomo Electric Industries Ltd. ........................................... 35,200 638,424
Sumitomo Forestry Co. Ltd. ............................................... 14,800 498,005
ZOZO, Inc. ........................................................... 28,300 880,856
5,837,501
Consumer Staples (0.6%):
MEIJI Holdings Co. Ltd. ................................................. 70,531 1,435,008
Energy (1.0%):
ENEOS Holdings, Inc. ................................................... 132,100 693,792
Idemitsu Kosan Co. Ltd. .................................................. 126,200 830,611
Inpex Corp. (b) ......................................................... 57,800 723,924
2,248,327
Financials (0.3%):
Japan Post Holdings Co. Ltd. .............................................. 78,300 741,792
Health Care (1.2%):
Otsuka Holdings Co. Ltd. ................................................. 19,800 1,082,311
Takeda Pharmaceutical Co. Ltd. ............................................ 55,300 1,469,582
2,551,893
Industrials (2.5%):
Dai Nippon Printing Co. Ltd. .............................................. 67,100 946,599
Hitachi Ltd. ........................................................... 22,800 570,544
Kawasaki Kisen Kaisha Ltd. ............................................... 40,700 583,221
Mitsubishi Heavy Industries Ltd. ............................................ 34,600 488,882
Mitsui OSK Lines Ltd. ................................................... 21,200 742,195
Nippon Yusen KK ...................................................... 21,700 727,287
Obayashi Corp. ........................................................ 50,500 671,814
TOPPAN Holdings, Inc. .................................................. 28,400 759,776
5,490,318
Information Technology (3.0%):
Advantest Corp. ........................................................ 8,900 520,322
Canon, Inc. (b) ......................................................... 28,200 925,063
FUJIFILM Holdings Corp. ................................................ 34,900 734,025
Kyocera Corp. ......................................................... 93,900 940,313
NEC Corp. ........................................................... 7,700 671,480
NTT Data Group Corp. ................................................... 32,400 623,988
Renesas Electronics Corp. ................................................. 39,900 519,007
Seiko Epson Corp. ...................................................... 50,700 926,637
TDK Corp. ........................................................... 45,800 603,321
6,464,156
Materials (1.4%):
JFE Holdings, Inc. ...................................................... 97,700 1,105,048
Mitsubishi Chemical Group Corp. ........................................... 155,000 787,857

Victory Portfolios II
VictoryShares International Value Momentum ETF
16
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Nippon Steel Corp. ...................................................... 55,800 $ 1,128,555
3,021,460
Utilities (1.2%):
Chubu Electric Power Co., Inc. ............................................. 90,400 951,231
The Kansai Electric Power Co., Inc. .......................................... 46,300 516,030
Tokyo Electric Power Co. Holdings, Inc. (a) .................................... 157,200 474,608
Tokyo Gas Co. Ltd. ..................................................... 25,900 719,399
2,661,268
32,128,491
Luxembourg (0.4%):
Materials (0.4%):
ArcelorMittal SA ....................................................... 41,539 964,983
Netherlands (3.2%):
Consumer Discretionary (0.5%):
Prosus NV (a) .......................................................... 26,888 1,067,968
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV ............................................ 52,616 1,716,029
Financials (1.3%):
ABN AMRO Bank NV , Class CV (c) ......................................... 80,257 1,237,690
NN Group NV ......................................................... 38,379 1,672,247
2,909,937
Industrials (0.6%):
Arcadis NV ........................................................... 22,488 1,369,501
7,063,435
Norway (1.4%):
Consumer Staples (0.6%):
Orkla ASA ............................................................ 148,757 1,285,905
Energy (0.4%):
Var Energi ASA ........................................................ 299,338 928,475
Industrials (0.4%):
Kongsberg Gruppen ASA ................................................. 7,439 836,915
3,051,295
Singapore (1.4%):
Consumer Staples (0.7%):
Wilmar International Ltd. ................................................. 644,500 1,463,378
Industrials (0.7%):
Singapore Airlines Ltd. ................................................... 331,400 1,563,185
3,026,563
South Korea (7.8%):
Communication Services (1.3%):
Krafton, Inc. (a) ........................................................ 3,106 659,482
KT Corp. ............................................................. 29,441 877,149
SK Telecom Co. Ltd. .................................................... 34,836 1,306,527
2,843,158
Consumer Discretionary (1.1%):
Hyundai Mobis Co. Ltd. .................................................. 5,394 866,749
Hyundai Motor Co. ..................................................... 4,684 674,689
Kia Corp. ............................................................ 12,110 828,562
2,370,000
Financials (2.4%):
Hana Financial Group, Inc. ................................................ 17,312 668,108
Industrial Bank of Korea .................................................. 120,329 1,171,568
KB Financial Group, Inc. ................................................. 10,029 564,889
Meritz Financial Group, Inc. (a) ............................................. 12,364 873,662
Samsung Life Insurance Co. Ltd. ............................................ 9,266 596,832
Shinhan Financial Group Co. Ltd. ........................................... 19,668 636,758

Victory Portfolios II
VictoryShares International Value Momentum ETF
17
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Woori Financial Group, Inc. ............................................... 81,339 $ 849,423
5,361,240
Health Care (0.2%):
Alteogen, Inc. (a) ....................................................... 1,875 394,288
Industrials (1.7%):
Hanwha Aerospace Co. Ltd. ............................................... 2,192 486,267
HD Hyundai Electric Co. Ltd. .............................................. 1,501 389,579
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a) ........................ 4,209 652,026
HMM Co. Ltd. (a) ....................................................... 50,314 603,713
LG Corp. (a) ........................................................... 17,881 874,733
SK, Inc. .............................................................. 7,334 655,267
3,661,585
Information Technology (1.0%):
Samsung Electro-Mechanics Co. Ltd. ......................................... 10,421 876,559
Samsung SDS Co. Ltd. ................................................... 8,863 769,596
SK Hynix, Inc. ......................................................... 4,744 560,526
2,206,681
Materials (0.1%):
Korea Zinc Co. Ltd. ..................................................... 426 291,178
17,128,130
Spain (5.2%):
Communication Services (0.7%):
Telefonica SA (b) ....................................................... 392,685 1,601,194
Consumer Discretionary (0.6%):
Industria de Diseno Textil SA .............................................. 25,832 1,328,079
Energy (0.7%):
Repsol SA ............................................................ 121,474 1,470,727
Financials (0.9%):
Banco Santander SA ..................................................... 234,455 1,084,093
CaixaBank SA ......................................................... 178,980 970,596
2,054,689
Industrials (1.5%):
ACS Actividades de Construccion y Servicios SA (a) .............................. 34,200 1,715,792
Aena SME SA (c) ....................................................... 7,072 1,445,851
3,161,643
Utilities (0.8%):
Iberdrola SA .......................................................... 122,626 1,689,151
11,305,483
Sweden (2.7%):
Communication Services (0.7%):
Tele2 AB , B Shares ..................................................... 141,862 1,401,570
Financials (1.5%):
Industrivarden AB , Class C (b) .............................................. 50,807 1,603,986
Investor AB , Class B .................................................... 62,171 1,645,652
3,249,638
Information Technology (0.5%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 141,575 1,150,740
5,801,948
Switzerland (1.7%):
Industrials (0.8%):
Schindler Holding AG , Class PC ............................................ 6,143 1,695,554
Information Technology (0.3%):
STMicroelectronics NV .................................................. 30,599 769,309
Materials (0.6%):
Holcim AG ........................................................... 13,854 1,334,089
3,798,952

Victory Portfolios II
VictoryShares International Value Momentum ETF
18
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
United Kingdom (9.8%):
Communication Services (0.9%):
BT Group PLC ........................................................ 416,398 $ 750,800
Vodafone Group PLC .................................................... 1,256,607 1,074,292
1,825,092
Consumer Discretionary (2.2%):
Kingfisher PLC ........................................................ 302,330 941,150
Pearson PLC .......................................................... 119,297 1,914,343
Persimmon PLC ........................................................ 59,315 889,454
Taylor Wimpey PLC ..................................................... 695,647 1,063,180
4,808,127
Consumer Staples (3.3%):
British American Tobacco PLC ............................................. 44,037 1,587,495
Imperial Brands PLC .................................................... 50,156 1,602,787
J Sainsbury PLC ....................................................... 382,247 1,309,068
Marks & Spencer Group PLC .............................................. 236,358 1,110,919
Tesco PLC ............................................................ 361,873 1,668,246
7,278,515
Financials (2.5%):
3i Group PLC ......................................................... 24,144 1,077,083
Barclays PLC ......................................................... 307,258 1,031,295
Lloyds Banking Group PLC ............................................... 1,774,312 1,216,618
NatWest Group PLC ..................................................... 205,270 1,033,146
Standard Chartered PLC .................................................. 80,228 992,770
5,350,912
Industrials (0.9%):
International Consolidated Airlines Group SA ................................... 287,835 1,087,700
Rolls-Royce Holdings PLC (a) .............................................. 132,096 940,153
2,027,853
21,290,499
Total Common Stocks (Cost $205,728,425) 216,648,344
Collateral for Securities Loaned (2.3%)^
United States (2.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (d) ........ 1,264,383 1,264,383
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (d) ............ 1,264,383 1,264,383
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (d) ............... 1,264,383 1,264,383
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (d) . 1,264,383 1,264,383
Total Collateral for Securities Loaned (Cost $5,057,532) 5,057,532
Total Investments (Cost $210,785,957) — 101.5% 221,705,876
Liabilities in excess of other assets — (1.5)% (3,406,254)
NET ASSETS - 100.00% $ 218,299,622
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$5,683,439 and amounted to 2.6% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 5 3/21/25 $ 566,740 $ 566,875 $ 135
Total unrealized appreciation $ 135
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 135

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
19
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (100.0%)
Brazil (7.8%):
Consumer Staples (1.3%):
BRF SA ............................................................. 251,900 $ 1,034,139
JBS S/A ............................................................. 198,500 1,166,456
2,200,595
Energy (0.8%):
Petroleo Brasileiro SA, Preference Shares ..................................... 251,200 1,471,667
Financials (1.1%):
Porto Seguro SA ....................................................... 326,400 1,931,252
Industrials (1.3%):
Embraer SA(a) ......................................................... 100,400 913,259
WEG SA ............................................................. 171,300 1,463,342
2,376,601
Materials (0.7%):
Gerdau SA, Preference Shares .............................................. 429,284 1,260,617
Utilities (2.6%):
Cia De Sanena Do Parana ................................................. 323,000 1,453,089
Cia Energetica de Minas Gerais, Preference Shares ............................... 802,990 1,444,194
Cia Paranaense de Energia, Preference Shares .................................. 1,183,000 1,752,295
4,649,578
13,890,310
Chile (2.8%):
Consumer Discretionary (1.0%):
Falabella SA .......................................................... 516,990 1,829,054
Consumer Staples (1.1%):
Cencosud SA .......................................................... 891,596 1,974,285
Industrials (0.7%):
Cia Sud Americana de Vapores SA ........................................... 23,233,724 1,255,776
5,059,115
China (26.0%):
Communication Services (0.9%):
China Tower Corp. Ltd., Class H(b) .......................................... 11,273,288 1,625,732
Consumer Discretionary (2.5%):
BYD Co. Ltd. ......................................................... 36,417 1,250,099
Great Wall Motor Co. Ltd. ................................................ 515,905 907,404
Haier Smart Home Co. Ltd., Class H ......................................... 299,724 1,061,291
Pop Mart International Group Ltd.(b) ......................................... 67,400 778,019
Zhongsheng Group Holdings Ltd. ........................................... 269,500 484,423
4,481,236
Energy (3.3%):
China Coal Energy Co. Ltd., Class H ......................................... 885,404 1,059,101
China Petroleum & Chemical Corp., Class H ................................... 2,396,543 1,373,174
China Shenhua Energy Co. Ltd., Class H ...................................... 295,939 1,280,329
PetroChina Co. Ltd., Class H .............................................. 1,667,451 1,311,821
Yankuang Energy Group Co. Ltd., Class H ..................................... 817,454 942,034
5,966,459
Financials (10.8%):
Agricultural Bank of China Ltd., Class H ...................................... 2,758,722 1,573,591
Bank of China Ltd., Class H ............................................... 3,490,882 1,784,456
Bank of Communications Co. Ltd., Class H .................................... 2,037,370 1,676,297
China CITIC Bank Corp. Ltd., Class H ....................................... 2,324,560 1,607,294
China Construction Bank Corp., Class H ...................................... 2,031,000 1,694,592
China Life Insurance Co. Ltd., Class H ....................................... 428,256 809,487
China Merchants Bank Co. Ltd., Class H ...................................... 215,384 1,109,312
China Minsheng Banking Corp. Ltd., Class H ................................... 3,646,416 1,615,120
China Pacific Insurance Group Co. Ltd., Class H ................................ 249,954 811,037
CITIC Securities Co. Ltd., Class H .......................................... 183,934 505,639

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
20
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Industrial & Commercial Bank of China Ltd., Class H ............................. 2,653,191 $ 1,779,863
PICC Property & Casualty Co. Ltd., Class H ................................... 780,865 1,232,670
Ping An Insurance Group Co. of China Ltd. .................................... 150,000 889,408
Postal Savings Bank of China Co. Ltd., Class H(b) ............................... 2,219,771 1,309,043
The People's Insurance Co. Group of China Ltd., Class H .......................... 2,100,937 1,046,898
19,444,707
Health Care (1.4%):
China Resources Pharmaceutical Group Ltd.(b) ................................. 1,621,500 1,190,069
Sinopharm Group Co. Ltd., Class H .......................................... 448,976 1,231,354
2,421,423
Industrials (1.5%):
COSCO SHIPPING Holdings Co. Ltd., Class H ................................. 661,430 1,090,120
JD Logistics, Inc.(a)(b) ................................................... 426,000 702,101
Weichai Power Co. Ltd., Class H ............................................ 643,675 984,608
2,776,829
Information Technology (1.4%):
AAC Technologies Holdings, Inc. ........................................... 178,871 863,677
Hua Hong Semiconductor Ltd.(b) ........................................... 211,000 588,194
Lenovo Group Ltd. ...................................................... 816,000 1,059,086
2,510,957
Materials (2.6%):
Anhui Conch Cement Co. Ltd., Class H ....................................... 396,081 1,013,866
China Hongqiao Group Ltd. ............................................... 556,000 841,904
CMOC Group Ltd., Class H ............................................... 1,157,191 782,248
Jiangxi Copper Co. Ltd., Class H ............................................ 634,000 1,017,156
Zijin Mining Group Co. Ltd., Class H ........................................ 565,912 1,030,335
4,685,509
Real Estate (0.4%):
Country Garden Holdings Co. Ltd.(a)(c)(d) .................................... 5,703,068 249,303
Longfor Group Holdings Ltd.(a)(b) .......................................... 365,927 471,167
720,470
Utilities (1.2%):
China Longyuan Power Group Corp. Ltd., Class H ............................... 999,000 828,384
Huaneng Power International, Inc., Class H .................................... 2,247,420 1,238,535
2,066,919
46,700,241
Cyprus (0.0%):
Financials (0.0%):
TCS Group Holding PLC, GDR(a)(d) ........................................ 15,868 —
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group(a)(d) ........................................................ 14,913 —
Hong Kong (5.6%):
Consumer Discretionary (0.6%):
Geely Automobile Holdings Ltd. ............................................ 516,000 984,642
Financials (0.4%):
China Taiping Insurance Holdings Co. Ltd. .................................... 495,600 741,511
Industrials (2.9%):
China Everbright Environment Group Ltd. ..................................... 2,421,000 1,206,385
China Merchants Port Holdings Co. Ltd. ...................................... 942,000 1,678,678
China State Construction International Holdings Ltd. ............................. 876,000 1,382,849
Orient Overseas International Ltd. ........................................... 66,630 987,473
5,255,385
Information Technology (0.4%):
Kingboard Laminates Holdings Ltd. ......................................... 779,000 723,191
Real Estate (0.7%):
C&D International Investment Group Ltd.(a) ................................... 461,098 775,383

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
21
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Yuexiu Property Co. Ltd. ................................................. 790,497 $ 518,082
1,293,465
Utilities (0.6%):
Beijing Enterprises Holdings Ltd. ........................................... 324,342 1,115,051
10,113,245
Hungary (0.9%):
Health Care (0.9%):
Richter Gedeon Nyrt .................................................... 59,395 1,556,590
India (18.9%):
Communication Services (1.7%):
Bharti Airtel Ltd. ....................................................... 95,161 1,764,912
Sun TV Network Ltd. .................................................... 150,252 1,199,349
2,964,261
Consumer Discretionary (4.6%):
Bajaj Auto Ltd.(a) ...................................................... 13,534 1,390,983
Bosch Ltd. ............................................................ 3,970 1,581,356
Hero MotoCorp Ltd. ..................................................... 28,164 1,368,776
Mahindra & Mahindra Ltd.(a) .............................................. 36,050 1,266,296
Samvardhana Motherson International Ltd. .................................... 643,918 1,174,279
TVS Motor Co. Ltd. ..................................................... 53,295 1,474,490
8,256,180
Energy (1.0%):
Hindustan Petroleum Corp. Ltd. ............................................ 221,724 1,058,651
Oil India Ltd. .......................................................... 149,748 753,474
1,812,125
Financials (1.0%):
BSE Ltd. ............................................................. 12,124 754,189
Multi Commodity Exchange of India Ltd. ..................................... 14,113 1,027,721
1,781,910
Health Care (3.9%):
Aurobindo Pharma Ltd. .................................................. 108,174 1,686,256
Glenmark Pharmaceuticals Ltd. ............................................. 74,439 1,399,154
Lupin Ltd.(a) .......................................................... 61,938 1,704,352
Sun Pharmaceutical Industries Ltd. .......................................... 102,284 2,253,783
7,043,545
Industrials (2.7%):
Bharat Electronics Ltd. ................................................... 275,755 944,268
Cummins India Ltd. ..................................................... 26,921 1,029,561
Rail Vikas Nigam Ltd.(a) ................................................. 133,466 658,999
Suzlon Energy Ltd.(a) .................................................... 1,244,651 904,607
Voltas Ltd. ............................................................ 63,787 1,333,691
4,871,126
Information Technology (1.8%):
HCL Technologies Ltd. ................................................... 87,124 1,951,339
Persistent Systems Ltd. ................................................... 16,745 1,263,121
3,214,460
Materials (1.1%):
National Aluminium Co. Ltd. .............................................. 310,435 767,668
Vedanta Ltd. .......................................................... 210,965 1,095,256
1,862,924
Utilities (1.1%):
NTPC Ltd. ............................................................ 292,569 1,139,229
Torrent Power Ltd.(a) .................................................... 49,734 863,256
2,002,485
33,809,016
Indonesia (1.3%):
Energy (1.3%):
PT Alamtri Resources Indonesia Tbk ......................................... 5,142,400 776,633

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
22
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
PT United Tractors Tbk .................................................. 942,100 $ 1,567,727
2,344,360
Malaysia (5.9%):
Consumer Discretionary (1.2%):
Genting Bhd .......................................................... 2,457,200 2,122,827
Financials (1.2%):
CIMB Group Holdings Bhd ............................................... 1,184,900 2,174,615
Industrials (2.2%):
Gamuda Bhd .......................................................... 1,444,300 1,532,225
IJM Corp. Bhd ......................................................... 1,602,900 1,090,604
Sunway Bhd .......................................................... 1,162,500 1,246,279
3,869,108
Utilities (1.3%):
Tenaga Nasional Bhd .................................................... 708,300 2,368,398
10,534,948
Mexico (0.9%):
Consumer Staples (0.9%):
Coca-Cola Femsa SAB de CV .............................................. 214,882 1,669,700
Netherlands (1.1%):
Real Estate (1.1%):
NEPI Rockcastle NV .................................................... 273,351 1,999,687
Poland (0.4%):
Utilities (0.4%):
PGE Polska Grupa Energetyczna SA(a) ....................................... 498,710 733,237
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC(a)(d)(e) .................................................. 324,752 —
Financials (0.0%):
Sberbank of Russia PJSC(a)(d)(e) ........................................... 177,888 —
Materials (0.0%):
PhosAgro PJSC, GDR(a)(d)(e) ............................................. 35,202 —
PhosAgro Public Joint, GDR(a)(d) ........................................... 227 —
Severstal PAO(a)(d)(e) ................................................... 37,552 —
United Co. RUSAL International PJSC(a)(d)(e) ................................. 555,630 —
—
Utilities (0.0%):
Inter RAO UES PJSC(a)(d)(e) .............................................. 23,475,472 —
—
South Africa (4.5%):
Consumer Discretionary (1.0%):
Foschini Group Ltd. ..................................................... 94,211 839,083
Mr Price Group Ltd. ..................................................... 67,789 1,061,067
1,900,150
Financials (2.6%):
Capitec Bank Holdings Ltd. ............................................... 6,516 1,082,732
Nedbank Group Ltd. ..................................................... 76,273 1,139,114
OUTsurance Group Ltd. .................................................. 351,220 1,238,211
Standard Bank Group Ltd. ................................................ 97,709 1,148,713
4,608,770
Materials (0.9%):
African Rainbow Minerals Ltd. ............................................. 86,104 686,493
Harmony Gold Mining Co. Ltd. ............................................. 67,271 537,375
Impala Platinum Holdings Ltd.(a) ........................................... 89,626 416,941
1,640,809
8,149,729

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
23
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Taiwan (17.6%):
Consumer Discretionary (0.7%):
Pou Chen Corp. ........................................................ 1,061,000 $ 1,194,317
Consumer Staples (1.1%):
Uni-President Enterprises Corp. ............................................ 778,000 1,920,021
Financials (1.8%):
Cathay Financial Holding Co. Ltd. ........................................... 740,000 1,541,808
Fubon Financial Holding Co. Ltd. ........................................... 600,000 1,652,786
3,194,594
Industrials (3.0%):
China Airlines Ltd. ...................................................... 1,886,000 1,475,730
Eva Airways Corp. ...................................................... 1,084,000 1,466,563
Evergreen Marine Corp. Taiwan Ltd. ......................................... 140,400 963,668
Wan Hai Lines Ltd. ..................................................... 268,000 663,030
Yang Ming Marine Transport Corp. .......................................... 385,000 889,067
5,458,058
Information Technology (11.0%):
ASE Technology Holding Co. Ltd. ........................................... 213,000 1,052,622
Asustek Computer, Inc. ................................................... 62,000 1,165,065
AUO Corp. ........................................................... 2,877,800 1,286,104
Catcher Technology Co. Ltd. ............................................... 238,000 1,408,499
Compal Electronics, Inc. .................................................. 1,278,000 1,467,823
Foxconn Technology Co. Ltd. .............................................. 354,000 803,441
Hon Hai Precision Industry Co. Ltd. ......................................... 157,000 881,242
Innolux Corp. ......................................................... 2,189,263 958,358
King Yuan Electronics Co. Ltd. ............................................. 221,000 751,701
Pegatron Corp. ......................................................... 449,000 1,258,750
Powertech Technology, Inc. ................................................ 298,000 1,109,057
Radiant Opto-Electronics Corp. ............................................. 213,000 1,276,791
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 38,000 1,246,149
Tripod Technology Corp. ................................................. 188,000 1,132,668
United Microelectronics Corp. ............................................. 1,213,000 1,592,985
Yageo Corp. ........................................................... 77,000 1,270,767
Zhen Ding Technology Holding Ltd. ......................................... 309,000 1,131,143
19,793,165
31,560,155
Thailand (3.1%):
Communication Services (0.8%):
True Corp. PCL(a) ...................................................... 4,572,600 1,488,826
Consumer Staples (0.9%):
Charoen Pokphand Foods PCL ............................................. 2,364,500 1,581,364
Information Technology (0.5%):
Delta Electronics Thailand PCL ............................................. 212,800 951,917
Utilities (0.9%):
Gulf Energy Development PCL ............................................. 860,400 1,501,672
5,523,779
Turkey (3.2%):
Communication Services (0.5%):
Turkcell Iletisim Hizmetleri A/S ............................................ 337,855 886,766
Consumer Staples (0.8%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S .................................... 119,717 648,757
BIM Birlesik Magazalar A/S ............................................... 55,983 836,820
1,485,577
Industrials (1.9%):
AG Anadolu Grubu Holding A/S ............................................ 79,464 703,470
Pegasus Hava Tasimaciligi A/S(a) ........................................... 128,692 775,286
TAV Havalimanlari Holding A/S(a) .......................................... 108,275 839,091

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
24
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 722,938
Inter RAO UES PJSC .........................................
5/2/2018
1,576,280
PhosAgro PJSC, GDR ........................................
12/21/2021
748,678
Sberbank of Russia PJSC ......................................
10/24/2017
634,243
Severstal PAO ..............................................
5/27/2021
881,363
United Co. RUSAL International PJSC ............................
11/30/2021
516,962
Security Description Shares Value
Turk Hava Yollari AO(a) .................................................. 122,911 $ 976,850
3,294,697
5,667,040
Total Common Stocks (Cost $166,341,344) 179,311,152
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(f) ........ 105,583 105,583
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(f) ............ 105,583 105,583
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(f) ................ 105,583 105,583
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(f) . 105,583 105,583
Total Collateral for Securities Loaned (Cost $422,332) 422,332
Total Investments (Cost $166,763,676) — 100.2% 179,733,484
Liabilities in excess of other assets — (0.2)% (369,058)
NET ASSETS - 100.00% $ 179,364,426
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$6,664,325 and amounted to 3.7% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of December 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2024.
(f) Rate disclosed is the daily yield on December 31, 2024.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 8 3/21/25 $ 436,993 $ 429,520 $ (7,473)
Total unrealized appreciation $ —
Total unrealized depreciation (7,473)
Total net unrealized appreciation (depreciation) $ (7,473)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
25
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (10.4%):
Alphabet, Inc., Class C ................................................... 49,219 $ 9,373,266
Alphabet, Inc., Class A ................................................... 55,550 10,515,615
AT&T, Inc. ........................................................... 65,798 1,498,220
Charter Communications, Inc., Class A(a) ..................................... 864 296,153
Comcast Corp., Class A .................................................. 34,990 1,313,175
Electronic Arts, Inc. ..................................................... 2,234 326,834
Fox Corp., Class A ...................................................... 2,035 98,860
Fox Corp., Class B ...................................................... 1,200 54,888
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 199 16,724
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 1,853 171,699
Live Nation Entertainment, Inc.(a) ........................................... 1,404 181,818
Meta Platforms, Inc., Class A .............................................. 20,985 12,286,927
Netflix, Inc.(a) ......................................................... 4,036 3,597,368
Omnicom Group, Inc. .................................................... 1,793 154,270
Pinterest, Inc., Class A(a) ................................................. 5,629 163,241
ROBLOX Corp., Class A(a) ............................................... 4,705 272,231
Snap, Inc., Class A(a) .................................................... 10,107 108,852
Take-Two Interactive Software, Inc.(a) ........................................ 1,606 295,633
The Interpublic Group of Cos., Inc. .......................................... 3,429 96,081
The Trade Desk, Inc., Class A(a) ............................................ 4,325 508,317
The Walt Disney Co. .................................................... 16,819 1,872,796
T-Mobile US, Inc. ...................................................... 4,539 1,001,894
Verizon Communications, Inc. .............................................. 38,572 1,542,494
Warner Bros Discovery, Inc.(a) ............................................. 23,116 244,336
45,991,692
Communications Equipment (0.6%):
Arista Networks, Inc.(a) .................................................. 6,300 696,339
Cisco Systems, Inc. ..................................................... 24,185 1,431,752
Motorola Solutions, Inc. .................................................. 1,009 466,390
2,594,481
Consumer Discretionary (10.8%):
Airbnb, Inc., Class A(a) .................................................. 3,718 488,582
Amazon.com, Inc.(a) .................................................... 79,478 17,436,678
Aptiv PLC(a) .......................................................... 2,299 139,044
AutoZone, Inc.(a) ....................................................... 140 448,280
Best Buy Co., Inc. ...................................................... 1,683 144,401
Booking Holdings, Inc. ................................................... 274 1,361,347
Carnival Corp.(a) ....................................................... 8,248 205,540
Chipotle Mexican Grill, Inc.(a) ............................................. 11,543 696,043
D.R. Horton, Inc. ....................................................... 2,430 339,763
Darden Restaurants, Inc. .................................................. 980 182,956
Deckers Outdoor Corp.(a) ................................................. 1,308 265,642
Domino's Pizza, Inc. ..................................................... 292 122,570
DoorDash, Inc., Class A(a) ................................................ 2,584 433,466
DraftKings, Inc.(a) ...................................................... 4,022 149,618
eBay, Inc. ............................................................ 4,159 257,650
Expedia Group, Inc.(a) ................................................... 1,045 194,715
Ford Motor Co. ........................................................ 32,060 317,394
Garmin Ltd. ........................................................... 1,305 269,169
General Motors Co. ..................................................... 9,505 506,331
Genuine Parts Co. ...................................................... 1,162 135,675
Hilton Worldwide Holdings, Inc. ............................................ 2,226 550,178
Las Vegas Sands Corp. ................................................... 3,302 169,591
Lennar Corp., Class A .................................................... 2,014 274,649
Lennar Corp., Class B ................................................... 79 10,440
Lowe's Cos., Inc. ....................................................... 4,826 1,191,057
Lululemon Athletica, Inc.(a) ............................................... 906 346,463
Marriott International, Inc., Class A .......................................... 1,986 553,975
McDonald's Corp. ...................................................... 6,045 1,752,385
MGM Resorts International(a) .............................................. 2,013 69,750
NIKE, Inc., Class B ..................................................... 10,005 757,078

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
NVR, Inc.(a) .......................................................... 25 $ 204,473
O'Reilly Automotive, Inc.(a) ............................................... 471 558,512
Pool Corp. ............................................................ 308 105,010
PulteGroup, Inc. ........................................................ 1,758 191,446
Ross Stores, Inc. ....................................................... 2,804 424,161
Royal Caribbean Cruises Ltd. .............................................. 1,951 450,076
Starbucks Corp. ........................................................ 9,296 848,260
Tesla, Inc.(a) .......................................................... 24,172 9,761,621
The Home Depot, Inc. ................................................... 8,548 3,325,087
The TJX Cos., Inc. ...................................................... 9,565 1,155,548
Tractor Supply Co. ...................................................... 4,498 238,664
Ulta Beauty, Inc.(a) ..................................................... 396 172,232
Williams-Sonoma, Inc. ................................................... 1,054 195,180
Yum! Brands, Inc. ...................................................... 2,410 323,326
47,724,026
Consumer Staples (10.0%):
Altria Group, Inc. ....................................................... 25,514 1,334,127
Archer-Daniels-Midland Co. ............................................... 8,272 417,901
Brown-Forman Corp., Class B ............................................. 4,790 181,924
Celsius Holdings, Inc.(a) .................................................. 3,080 81,127
Church & Dwight Co., Inc. ................................................ 4,177 437,374
Colgate-Palmolive Co. ................................................... 13,022 1,183,830
Constellation Brands, Inc., Class A .......................................... 2,675 591,175
Costco Wholesale Corp. .................................................. 7,668 7,025,958
Dollar General Corp. .................................................... 3,985 302,143
Dollar Tree, Inc.(a) ...................................................... 3,659 274,206
General Mills, Inc. ...................................................... 8,481 540,833
Hormel Foods Corp. ..................................................... 4,429 138,938
Kellanova ............................................................ 4,638 375,539
Kenvue, Inc. .......................................................... 30,667 654,740
Keurig Dr. Pepper, Inc. ................................................... 15,687 503,866
Kimberly-Clark Corp. .................................................... 5,591 732,645
Lamb Weston Holdings, Inc. ............................................... 3,295 220,205
McCormick & Co., Inc. .................................................. 3,749 285,824
Mondelez International, Inc., Class A ......................................... 18,424 1,100,466
Monster Beverage Corp.(a) ................................................ 11,949 628,039
PepsiCo, Inc. .......................................................... 21,207 3,224,736
Philip Morris International, Inc. ............................................. 22,022 2,650,348
Sysco Corp. ........................................................... 7,565 578,420
Target Corp. .......................................................... 7,719 1,043,454
The Clorox Co. ........................................................ 2,093 339,924
The Coca-Cola Co. ...................................................... 65,792 4,096,210
The Estee Lauder Cos., Inc. ............................................... 4,276 320,615
The Hershey Co. ....................................................... 2,236 378,667
The Kraft Heinz Co. ..................................................... 18,445 566,446
The Kroger Co. ........................................................ 10,568 646,233
The Procter & Gamble Co. ................................................ 39,653 6,647,825
Tyson Foods, Inc., Class A ................................................ 4,237 243,373
Walgreens Boots Alliance, Inc. ............................................. 11,653 108,723
Walmart, Inc. .......................................................... 69,021 6,236,047
44,091,881
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp., Class A ................................................. 7,408 514,486
CDW Corp. ........................................................... 812 141,320
Corning, Inc. .......................................................... 4,698 223,249
Jabil, Inc. ............................................................ 664 95,550
Keysight Technologies, Inc.(a) ............................................. 1,062 170,589
TE Connectivity PLC .................................................... 1,847 264,065
Teledyne Technologies, Inc.(a) ............................................. 277 128,564
Trimble, Inc.(a) ........................................................ 1,457 102,952
Zebra Technologies Corp.(a) ............................................... 307 118,569
1,759,344

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Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Financials (24.4%):
Aflac, Inc. ............................................................ 6,263 $ 647,845
American Express Co. ................................................... 8,616 2,557,143
American International Group, Inc. .......................................... 7,989 581,599
Ameriprise Financial, Inc. ................................................. 2,431 1,294,337
Aon PLC, Class A ...................................................... 2,608 936,689
Apollo Global Management, Inc. ............................................ 4,901 809,449
Arch Capital Group Ltd. .................................................. 4,471 412,897
Ares Management Corp., Class A ........................................... 4,612 816,462
Arthur J. Gallagher & Co. ................................................. 2,707 768,382
Bank of America Corp. ................................................... 95,827 4,211,597
Berkshire Hathaway, Inc., Class B(a) ......................................... 16,096 7,295,995
Berkshire Hathaway, Inc., Class A(a) ......................................... 4 2,723,680
Blackrock, Inc. ........................................................ 3,762 3,856,464
Blackstone, Inc. ........................................................ 18,261 3,148,562
Block, Inc.(a) .......................................................... 6,649 565,098
Brown & Brown, Inc. .................................................... 2,950 300,959
Capital One Financial Corp. ............................................... 4,586 817,776
Cboe Global Markets, Inc. ................................................ 2,667 521,132
Chubb Ltd. ........................................................... 5,016 1,385,921
Cincinnati Financial Corp. ................................................ 1,891 271,737
Citigroup, Inc. ......................................................... 23,538 1,656,840
Citizens Financial Group, Inc. .............................................. 5,324 232,978
CME Group, Inc. ....................................................... 9,228 2,143,018
Coinbase Global, Inc., Class A(a) ........................................... 4,963 1,232,313
Corebridge Financial, Inc. ................................................. 2,975 89,042
Discover Financial Services ............................................... 3,021 523,328
Everest Group Ltd. ...................................................... 404 146,434
FactSet Research Systems, Inc. ............................................. 966 463,950
Fidelity National Information Services, Inc. .................................... 6,821 550,932
Fifth Third Bancorp ..................................................... 8,261 349,275
First Citizens Bancshares, Inc., Class A ....................................... 120 253,562
Fiserv, Inc.(a) .......................................................... 7,060 1,450,265
Franklin Resources, Inc. .................................................. 7,110 144,262
Global Payments, Inc. .................................................... 3,094 346,714
Huntington Bancshares, Inc. ............................................... 17,749 288,776
Intercontinental Exchange, Inc. ............................................. 14,596 2,174,950
Jack Henry & Associates, Inc. .............................................. 903 158,296
JPMorgan Chase & Co. .................................................. 33,945 8,136,956
KKR & Co., Inc. ....................................................... 17,066 2,524,232
Loews Corp. .......................................................... 2,260 191,399
LPL Financial Holdings, Inc. ............................................... 1,888 616,451
M&T Bank Corp. ....................................................... 2,000 376,020
Markel Group, Inc.(a) .................................................... 156 269,292
Marsh & McLennan Cos., Inc. ............................................. 6,166 1,309,720
Mastercard, Inc., Class A ................................................. 10,259 5,402,082
MetLife, Inc. .......................................................... 7,176 587,571
Moody's Corp. ......................................................... 4,685 2,217,738
Morgan Stanley ........................................................ 31,083 3,907,755
MSCI, Inc. ........................................................... 1,963 1,177,820
Nasdaq, Inc. .......................................................... 8,426 651,414
Northern Trust Corp. .................................................... 5,034 515,985
PayPal Holdings, Inc.(a) .................................................. 12,764 1,089,407
Principal Financial Group, Inc. ............................................. 2,885 223,328
Prudential Financial, Inc. ................................................. 4,329 513,116
Raymond James Financial, Inc. ............................................. 4,643 721,197
Regions Financial Corp. .................................................. 11,013 259,026
S&P Global, Inc. ....................................................... 8,111 4,039,521
State Street Corp. ....................................................... 7,515 737,597
Synchrony Financial ..................................................... 4,735 307,775
T. Rowe Price Group, Inc. ................................................. 5,521 624,370
The Allstate Corp. ...................................................... 3,320 640,063
The Bank of New York Mellon Corp. ......................................... 18,760 1,441,331
The Charles Schwab Corp. ................................................ 41,414 3,065,050

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VictoryShares WestEnd U.S. Sector ETF
28
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
The Goldman Sachs Group, Inc. ............................................ 7,889 $ 4,517,399
The Hartford Financial Services Group, Inc. .................................... 3,601 393,949
The PNC Financial Services Group, Inc. ...................................... 4,876 940,337
The Progressive Corp. ................................................... 7,211 1,727,828
The Travelers Cos., Inc. .................................................. 2,824 680,273
Truist Financial Corp. .................................................... 16,386 710,825
U.S. Bancorp .......................................................... 18,889 903,461
Visa, Inc., Class A ...................................................... 20,780 6,567,311
W.R. Berkley Corp. ..................................................... 3,671 214,827
Wells Fargo & Co. ...................................................... 41,166 2,891,500
Willis Towers Watson PLC ................................................ 1,263 395,622
107,618,207
Health Care (18.6%):
Abbott Laboratories ..................................................... 27,015 3,055,667
AbbVie, Inc. .......................................................... 27,888 4,955,698
Agilent Technologies, Inc. ................................................. 4,602 618,233
Align Technology, Inc.(a) ................................................. 1,092 227,693
Alnylam Pharmaceuticals, Inc.(a) ........................................... 2,018 474,856
Amgen, Inc. ........................................................... 8,512 2,218,568
Avantor, Inc.(a) ........................................................ 10,530 221,867
Baxter International, Inc. ................................................. 8,006 233,455
Becton Dickinson & Co. .................................................. 4,390 995,959
Biogen, Inc.(a) ......................................................... 2,286 349,575
BioMarin Pharmaceutical, Inc.(a) ........................................... 3,030 199,162
Boston Scientific Corp.(a) ................................................. 23,421 2,091,964
Bristol-Myers Squibb Co. ................................................. 32,076 1,814,219
Cardinal Health, Inc. .................................................... 3,939 465,865
Cencora, Inc. .......................................................... 2,784 625,509
Centene Corp.(a) ....................................................... 8,236 498,937
CVS Health Corp. ...................................................... 18,686 838,814
Danaher Corp. ......................................................... 10,372 2,380,893
Dexcom, Inc.(a) ........................................................ 6,249 485,985
Edwards Lifesciences Corp.(a) ............................................. 9,413 696,844
Elevance Health, Inc. .................................................... 3,638 1,342,058
Eli Lilly & Co. ......................................................... 13,948 10,767,856
GE HealthCare Technologies, Inc. ........................................... 6,871 537,175
Gilead Sciences, Inc. .................................................... 20,878 1,928,501
HCA Healthcare, Inc. .................................................... 3,011 903,752
Hologic, Inc.(a) ........................................................ 3,586 258,515
Humana, Inc. .......................................................... 1,905 483,317
IDEXX Laboratories, Inc.(a) ............................................... 1,311 542,020
Illumina, Inc.(a) ........................................................ 2,563 342,494
Incyte Corp.(a) ......................................................... 3,059 211,285
Insulet Corp.(a) ........................................................ 1,120 292,398
Intuitive Surgical, Inc.(a) ................................................. 5,685 2,967,343
IQVIA Holdings, Inc.(a) .................................................. 2,836 557,302
Johnson & Johnson ..................................................... 37,913 5,482,978
Labcorp Holdings, Inc. ................................................... 1,348 309,123
McKesson Corp. ....................................................... 2,273 1,295,405
Medtronic PLC ........................................................ 19,897 1,589,372
Merck & Co., Inc. ...................................................... 40,401 4,019,091
Mettler-Toledo International, Inc.(a) ......................................... 331 405,038
Moderna, Inc.(a) ....................................................... 5,338 221,954
Molina Healthcare, Inc.(a) ................................................ 953 277,371
Pfizer, Inc. ............................................................ 90,095 2,390,220
Quest Diagnostics, Inc. ................................................... 1,780 268,531
Regeneron Pharmaceuticals, Inc.(a) .......................................... 1,717 1,223,071
ResMed, Inc. .......................................................... 2,330 532,848
Revvity, Inc. .......................................................... 1,944 216,970
Royalty Pharma PLC, Class A .............................................. 6,051 154,361
STERIS PLC .......................................................... 1,473 302,790
Stryker Corp. .......................................................... 5,675 2,043,284
The Cigna Group ....................................................... 4,397 1,214,188

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VictoryShares WestEnd U.S. Sector ETF
29
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
The Cooper Cos., Inc.(a) .................................................. 3,122 $ 287,005
Thermo Fisher Scientific, Inc. .............................................. 6,024 3,133,865
UnitedHealth Group, Inc. ................................................. 14,852 7,513,033
Veeva Systems, Inc., Class A(a) ............................................. 2,412 507,123
Vertex Pharmaceuticals, Inc.(a) ............................................. 4,167 1,678,051
Viatris, Inc. ........................................................... 21,403 266,467
Waters Corp.(a) ........................................................ 941 349,092
West Pharmaceutical Services, Inc. .......................................... 1,124 368,177
Zimmer Biomet Holdings, Inc. ............................................. 3,201 338,122
Zoetis, Inc. ........................................................... 7,342 1,196,232
82,167,541
IT Services (0.9%):
Accenture PLC, Class A .................................................. 3,824 1,345,245
Akamai Technologies, Inc.(a) .............................................. 894 85,511
Cloudflare, Inc., Class A(a) ................................................ 1,889 203,408
Cognizant Technology Solutions Corp., Class A ................................. 3,060 235,314
Gartner, Inc.(a) ........................................................ 448 217,043
GoDaddy, Inc., Class A(a) ................................................. 856 168,949
International Business Machines Corp. ........................................ 5,562 1,222,695
MongoDB, Inc.(a) ...................................................... 445 103,600
Okta, Inc.(a) .......................................................... 974 76,751
Snowflake, Inc., Class A(a) ................................................ 1,918 296,158
VeriSign, Inc.(a) ........................................................ 591 122,313
4,076,987
Semiconductors & Semiconductor Equipment (7.9%):
Advanced Micro Devices, Inc.(a) ............................................ 10,042 1,212,973
Analog Devices, Inc. .................................................... 3,010 639,505
Applied Materials, Inc. ................................................... 5,144 836,569
Broadcom, Inc. ........................................................ 28,316 6,564,781
Enphase Energy, Inc.(a) .................................................. 767 52,678
Entegris, Inc. .......................................................... 936 92,720
First Solar, Inc.(a) ...................................................... 626 110,326
Intel Corp. ............................................................ 27,028 541,911
KLA Corp. ........................................................... 833 524,890
Lam Research Corp. ..................................................... 8,048 581,307
Marvell Technology, Inc. ................................................. 5,325 588,146
Microchip Technology, Inc. ................................................ 3,208 183,979
Micron Technology, Inc. .................................................. 6,768 569,595
Monolithic Power Systems, Inc. ............................................ 275 162,718
NVIDIA Corp. ......................................................... 145,122 19,488,433
ON Semiconductor Corp.(a) ............................................... 2,581 162,732
QUALCOMM, Inc. ..................................................... 6,688 1,027,411
Skyworks Solutions, Inc. ................................................. 968 85,842
Teradyne, Inc. ......................................................... 994 125,165
Texas Instruments, Inc. ................................................... 5,571 1,044,618
34,596,299
Software (10.1%):
Adobe, Inc.(a) ......................................................... 3,660 1,627,529
ANSYS, Inc.(a) ........................................................ 742 250,299
AppLovin Corp., Class A(a) ............................................... 1,823 590,342
Atlassian Corp., Class A(a) ................................................ 1,171 284,998
Autodesk, Inc.(a) ....................................................... 1,680 496,558
Bentley Systems, Inc., Class B ............................................. 1,101 51,417
Cadence Design Systems, Inc.(a) ............................................ 2,260 679,040
Corpay, Inc.(a) ......................................................... 839 283,934
Crowdstrike Holdings, Inc., Class A(a) ....................................... 2,007 686,715
Datadog, Inc., Class A(a) ................................................. 2,377 339,650
Dynatrace, Inc.(a) ...................................................... 2,146 116,635
Fair Isaac Corp.(a) ...................................................... 184 366,331
Fortinet, Inc.(a) ........................................................ 4,956 468,243
Gen Digital, Inc. ....................................................... 3,414 93,475
HubSpot, Inc.(a) ....................................................... 429 298,914

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
30
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Intuit, Inc. ............................................................ 2,302 $ 1,446,807
Manhattan Associates, Inc.(a) .............................................. 110 29,726
Microsoft Corp. ........................................................ 61,221 25,804,651
MicroStrategy, Inc.(a) .................................................... 1,316 381,140
Nutanix, Inc., Class A(a) .................................................. 445 27,225
Oracle Corp. .......................................................... 12,588 2,097,664
Palantir Technologies, Inc., Class A(a) ........................................ 13,694 1,035,677
Palo Alto Networks, Inc.(a) ................................................ 5,069 922,355
PTC, Inc.(a) ........................................................... 911 167,506
Roper Technologies, Inc. .................................................. 879 456,948
Salesforce, Inc. ........................................................ 7,345 2,455,654
Samsara, Inc., Class A(a) ................................................. 274 11,971
ServiceNow, Inc.(a) ..................................................... 1,609 1,705,733
Synopsys, Inc.(a) ....................................................... 1,300 630,968
Tyler Technologies, Inc.(a) ................................................ 330 190,291
Workday, Inc., Class A(a) ................................................. 1,693 436,845
Zoom Communications, Inc.(a) ............................................. 1,947 158,895
Zscaler, Inc.(a) ......................................................... 760 137,112
44,731,248
Technology Hardware, Storage & Peripherals (5.6%):
Apple, Inc. ........................................................... 93,867 23,506,174
Dell Technologies, Inc., Class C ............................................ 1,689 194,640
Hewlett Packard Enterprise Co. ............................................. 7,915 168,985
HP, Inc. .............................................................. 5,906 192,713
NetApp, Inc. .......................................................... 1,243 144,287
Pure Storage, Inc., Class A(a) .............................................. 1,870 114,874
Seagate Technology Holdings PLC .......................................... 1,283 110,736
Super Micro Computer, Inc.(a) ............................................. 3,406 103,815
Western Digital Corp.(a) .................................................. 2,066 123,196
24,659,420
Total Common Stocks (Cost $345,171,940) 440,011,126
Rights (0.0%)(b)
Health Care (0.0%):(b)
ABIOMED, Inc., CVR (a)(c) .............................................. 532 543
Total Rights (Cost $–) 543
Total Investments (Cost $345,171,940) — 99.7% 440,011,669
Other assets in excess of liabilities — 0.3% 1,243,148
NET ASSETS - 100.00% $ 441,254,817
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2024.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 4 3/21/25 $ 1,217,915 $ 1,187,150 $ (30,765)

Victory Portfolios II
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31
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Total unrealized appreciation $ —
Total unrealized depreciation (30,765)
Total net unrealized appreciation (depreciation) $ (30,765)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares WestEnd Global Equity ETF
32
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Exchange-Traded Funds (99.3%)
Communication Services Select Sector SPDR Fund .............................. 6,932 $ 671,087
Consumer Discretionary Select Sector SPDR Fund ............................... 3,159 708,722
Consumer Staples Select Sector SPDR Fund ................................... 8,312 653,406
Financial Select Sector SPDR Fund .......................................... 26,702 1,290,508
Health Care Select Sector SPDR Fund ........................................ 8,937 1,229,463
iShares Core MSCI Europe ETF ............................................ 4,155 224,287
iShares Expanded Tech-Software Sector ETF (a) ................................. 1,687 168,902
iShares U.S. Broker-Dealers & Securities Exchanges ETF .......................... 2,275 327,827
Technology Select Sector SPDR Fund ........................................ 6,380 1,483,478
Vanguard FTSE All-World ex-US ETF ........................................ 19,568 1,123,399
Vanguard FTSE Pacific ETF ............................................... 18,918 1,343,935
Total Exchange-Traded Funds (Cost $9,382,719) 9,225,014
Total Investments (Cost $9,382,719) — 99.3% 9,225,014
Other assets in excess of liabilities — 0.7% 62,747
NET ASSETS - 100.00% $ 9,287,761
At December 31, 2024, the foreign securities held by the underlying Funds were 81.5% of net assets.
(a) Non-income producing security.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios II
VictoryShares Hedged Equity Income ETF
33
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (90.9%)
Communication Services (3.4%):
AT&T, Inc. ........................................................... 12,347 $ 281,141
Gray Television, Inc. .................................................... 6,947 21,883
John Wiley & Sons, Inc., Class A ............................................ 734 32,083
Nexstar Media Group, Inc. ................................................ 504 79,617
Omnicom Group, Inc. .................................................... 1,188 102,216
Playtika Holding Corp. ................................................... 4,378 30,383
Sinclair, Inc. .......................................................... 1,365 22,031
TEGNA, Inc. .......................................................... 2,799 51,194
Verizon Communications, Inc. .............................................. 5,668 226,663
847,211
Consumer Discretionary (8.2%):
Best Buy Co., Inc. ...................................................... 1,802 154,612
Bloomin' Brands, Inc. .................................................... 3,291 40,183
Carter's, Inc. .......................................................... 2,863 155,146
Dana, Inc. ............................................................ 3,337 38,576
Darden Restaurants, Inc. .................................................. 1,350 252,032
Dine Brands Global, Inc. ................................................. 1,744 52,494
Ethan Allen Interiors, Inc. ................................................. 2,150 60,436
Ford Motor Co. ........................................................ 11,607 114,909
Haverty Furniture Cos., Inc. ............................................... 1,992 44,342
International Game Technology PLC ......................................... 1,915 33,819
Kontoor Brands, Inc. .................................................... 492 42,022
LCI Industries ......................................................... 401 41,459
Macy's, Inc. ........................................................... 5,268 89,187
Monro, Inc. ........................................................... 1,547 38,366
Polaris, Inc. ........................................................... 831 47,882
Standard Motor Products, Inc. .............................................. 1,800 55,764
Tapestry, Inc. .......................................................... 3,058 199,779
The Buckle, Inc. ........................................................ 1,065 54,113
The Cheesecake Factory, Inc. .............................................. 825 39,138
Travel + Leisure Co. ..................................................... 3,386 170,824
Upbound Group, Inc. .................................................... 2,000 58,340
Vail Resorts, Inc. ....................................................... 974 182,576
Whirlpool Corp. ........................................................ 506 57,927
Wolverine World Wide, Inc. ............................................... 1,855 41,181
2,065,107
Consumer Staples (14.4%):
Altria Group, Inc. ....................................................... 5,467 285,870
Archer-Daniels-Midland Co. ............................................... 3,166 159,946
B&G Foods, Inc. ....................................................... 12,752 87,861
Cal-Maine Foods, Inc. ................................................... 514 52,901
Conagra Brands, Inc. .................................................... 8,028 222,777
Energizer Holdings, Inc. .................................................. 3,069 107,077
Flowers Foods, Inc. ..................................................... 10,858 224,326
Fresh Del Monte Produce, Inc. ............................................. 2,504 83,158
General Mills, Inc. ...................................................... 4,684 298,699
Hormel Foods Corp. ..................................................... 4,347 136,365
John B Sanfilippo & Son, Inc. .............................................. 266 23,171
Kenvue, Inc. .......................................................... 7,409 158,182
Kimberly-Clark Corp. .................................................... 1,373 179,918
Molson Coors Beverage Co., Class B ......................................... 2,079 119,168
PepsiCo, Inc. .......................................................... 800 121,648
Philip Morris International, Inc. ............................................. 2,495 300,273
Reynolds Consumer Products, Inc. .......................................... 5,723 154,464
SpartanNash Co. ....................................................... 3,769 69,048
The Campbell's Company ................................................. 1,989 83,299
The Clorox Co. ........................................................ 872 141,622
The J.M. Smucker Co. ................................................... 1,359 149,653
The Kraft Heinz Co. ..................................................... 10,905 334,893
Tyson Foods, Inc., Class A ................................................ 1,787 102,645
Universal Corp. ........................................................ 409 22,430

Victory Portfolios II
VictoryShares Hedged Equity Income ETF
34
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
WK Kellogg Co. ....................................................... 1,345 $ 24,197
3,643,591
Energy (9.4%):
Antero Midstream Corp. .................................................. 17,053 257,330
APA Corp. ............................................................ 2,772 64,005
Archrock, Inc. ......................................................... 1,884 46,893
Ardmore Shipping Corp. .................................................. 3,139 38,139
Berry Corp. ........................................................... 10,493 43,336
Coterra Energy, Inc. ..................................................... 4,418 112,836
Crescent Energy Co., Class A .............................................. 4,870 71,151
DHT Holdings, Inc. ..................................................... 6,651 61,788
Exxon Mobil Corp. ..................................................... 1,123 120,801
Golar LNG Ltd. ........................................................ 1,181 49,980
Helmerich & Payne, Inc. .................................................. 927 29,683
Kinder Morgan, Inc. ..................................................... 13,649 373,983
Kinetik Holdings, Inc. ................................................... 1,854 105,140
Kodiak Gas Services, Inc. ................................................. 2,588 105,668
Murphy Oil Corp. ...................................................... 1,116 33,770
Noble Corp. PLC ....................................................... 1,112 34,917
Nordic American Tankers Ltd. .............................................. 19,379 48,447
Northern Oil & Gas, Inc. .................................................. 1,659 61,648
ONEOK, Inc. .......................................................... 3,074 308,630
Riley Exploration Permian, Inc. ............................................. 1,607 51,295
SandRidge Energy, Inc. .................................................. 3,084 36,114
Scorpio Tankers, Inc. .................................................... 450 22,360
SFL Corp. Ltd. ......................................................... 6,442 65,837
Sitio Royalties Corp., Class A .............................................. 3,486 66,861
Solaris Energy Infrastructure, Inc. ........................................... 2,193 63,115
VAALCO Energy, Inc. ................................................... 5,919 25,866
Vitesse Energy, Inc. ..................................................... 2,997 74,925
2,374,518
Financials (18.7%):
Artisan Partners Asset Management, Inc., Class A ................................ 1,784 76,801
Banco Latinoamericano de Comercio Exterior SA, Class E ......................... 2,590 92,126
Central Pacific Financial Corp. ............................................. 3,149 91,478
Citizens Financial Group, Inc. .............................................. 3,800 166,288
Compass Diversified Holdings ............................................. 3,472 80,134
CVB Financial Corp. .................................................... 3,766 80,630
Dime Community Bancshares, Inc. .......................................... 2,052 63,068
Fidelity National Financial, Inc. ............................................ 2,648 148,659
Fifth Third Bancorp ..................................................... 2,688 113,649
First Hawaiian, Inc. ..................................................... 8,005 207,730
First Horizon Corp. ..................................................... 9,106 183,395
First Interstate BancSystem, Inc., Class A ...................................... 2,151 69,843
HA Sustainable Infrastructure Capital, Inc. ..................................... 1,502 40,299
Hanmi Financial Corp. ................................................... 3,288 77,662
Heritage Financial Corp. .................................................. 2,976 72,912
Hope Bancorp, Inc. ..................................................... 5,264 64,695
Huntington Bancshares, Inc. ............................................... 12,950 210,696
Invesco Ltd. ........................................................... 8,932 156,131
Janus Henderson Group PLC .............................................. 5,966 253,734
Lazard, Inc. ........................................................... 3,143 161,802
Moelis & Co., Class A ................................................... 863 63,758
Northern Trust Corp. .................................................... 1,716 175,890
Northwest Bancshares, Inc. ................................................ 6,341 83,638
OneMain Holdings, Inc. .................................................. 3,543 184,697
Peoples Bancorp, Inc. .................................................... 2,655 84,137
Prudential Financial, Inc. ................................................. 1,909 226,274
Regions Financial Corp. .................................................. 7,941 186,772
Safety Insurance Group, Inc. ............................................... 1,127 92,865
Simmons First National Corp., Class A ....................................... 3,068 68,048
Southside Bancshares, Inc. ................................................ 2,107 66,918
Synovus Financial Corp. .................................................. 1,818 93,136

Victory Portfolios II
VictoryShares Hedged Equity Income ETF
35
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
T. Rowe Price Group, Inc. ................................................. 1,880 $ 212,609
The Bank of NT Butterfield & Son Ltd. ....................................... 2,394 87,501
The PNC Financial Services Group, Inc. ...................................... 882 170,094
The Western Union Co. ................................................... 18,046 191,288
Truist Financial Corp. .................................................... 4,346 188,529
United Bankshares, Inc. .................................................. 1,909 71,683
Zions Bancorp NA ...................................................... 1,359 73,726
4,733,295
Health Care (7.7%):
AbbVie, Inc. .......................................................... 732 130,077
Amgen, Inc. ........................................................... 158 41,181
Baxter International, Inc. ................................................. 2,698 78,674
Bristol-Myers Squibb Co. ................................................. 3,448 195,019
CVS Health Corp. ...................................................... 2,494 111,956
Embecta Corp. ......................................................... 2,202 45,471
Gilead Sciences, Inc. .................................................... 2,487 229,724
Johnson & Johnson ..................................................... 958 138,546
Medtronic PLC ........................................................ 1,999 159,680
Organon & Co. ........................................................ 7,464 111,363
Perrigo Co. PLC ....................................................... 4,973 127,856
Pfizer, Inc. ............................................................ 6,523 173,055
Premier, Inc., Class A .................................................... 10,390 220,268
Viatris, Inc. ........................................................... 14,763 183,799
1,946,669
Industrials (3.9%):
Costamare, Inc. ........................................................ 2,676 34,387
CSG Systems International, Inc. ............................................ 676 34,550
Deluxe Corp. .......................................................... 3,079 69,555
Douglas Dynamics, Inc. .................................................. 2,077 49,079
Genco Shipping & Trading Ltd. ............................................. 4,196 58,492
Golden Ocean Group Ltd. ................................................. 5,080 45,517
Kennametal, Inc. ....................................................... 1,757 42,203
ManpowerGroup, Inc. ................................................... 2,660 153,535
MillerKnoll, Inc. ....................................................... 984 22,229
MSC Industrial Direct Co., Inc. ............................................. 2,267 169,322
Pitney Bowes, Inc. ...................................................... 3,163 22,900
Resources Connection, Inc. ................................................ 6,545 55,829
Steelcase, Inc., Class A ................................................... 2,267 26,796
Trinity Industries, Inc. ................................................... 1,281 44,963
United Parcel Service, Inc., Class B .......................................... 1,320 166,452
995,809
Information Technology (0.9%):
Cisco Systems, Inc. ..................................................... 2,845 168,424
HP, Inc. .............................................................. 2,188 71,394
239,818
Materials (5.1%):
Amcor PLC ........................................................... 20,283 190,863
Ardagh Metal Packaging SA ............................................... 18,348 55,227
Dow, Inc. ............................................................ 4,774 191,581
Eastman Chemical Co. ................................................... 1,127 102,918
FMC Corp. ........................................................... 605 29,409
Greif, Inc., Class A ...................................................... 824 50,363
Huntsman Corp. ........................................................ 2,291 41,307
Kaiser Aluminum Corp. .................................................. 699 49,119
LyondellBasell Industries NV, Class A ........................................ 2,763 205,208
Myers Industries, Inc. .................................................... 3,178 35,085
Ramaco Resources, Inc., Class A ............................................ 2,710 27,804
Ryerson Holding Corp. ................................................... 1,418 26,247
Sonoco Products Co. .................................................... 4,615 225,443
SunCoke Energy, Inc. .................................................... 5,558 59,470
1,290,044

Victory Portfolios II
VictoryShares Hedged Equity Income ETF
36
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (19.2%):
Alliant Energy Corp. .................................................... 3,350 $ 198,119
American Electric Power Co., Inc. ........................................... 2,172 200,324
American States Water Co. ................................................ 284 22,073
Avista Corp. .......................................................... 2,561 93,809
Black Hills Corp. ....................................................... 1,747 102,234
Clearway Energy, Inc., Class C ............................................. 5,435 141,310
CMS Energy Corp. ...................................................... 2,054 136,899
Consolidated Edison, Inc. ................................................. 1,984 177,032
Dominion Energy, Inc. ................................................... 3,561 191,795
DTE Energy Co. ....................................................... 1,315 158,786
Duke Energy Corp. ...................................................... 2,578 277,754
Edison International ..................................................... 3,056 243,991
Entergy Corp. ......................................................... 4,386 332,547
Evergy, Inc. ........................................................... 4,591 282,576
Exelon Corp. .......................................................... 3,931 147,963
Middlesex Water Co. .................................................... 394 20,736
National Fuel Gas Co. ................................................... 2,995 181,737
New Jersey Resources Corp. ............................................... 2,082 97,125
NiSource, Inc. ......................................................... 6,048 222,325
Northwest Natural Holding Co. ............................................. 2,054 81,256
Northwestern Energy Group, Inc. ........................................... 2,077 111,036
OGE Energy Corp. ...................................................... 6,845 282,356
ONE Gas, Inc. ......................................................... 1,269 87,878
Otter Tail Corp. ........................................................ 303 22,374
Pinnacle West Capital Corp. ............................................... 2,783 235,915
Portland General Electric Co. .............................................. 2,363 103,074
PPL Corp. ............................................................ 6,325 205,310
SJW Group ........................................................... 444 21,854
Southwest Gas Holdings, Inc. .............................................. 892 63,073
Spire, Inc. ............................................................ 1,767 119,856
TXNM Energy, Inc. ..................................................... 2,201 108,223
UGI Corp. ............................................................ 6,038 170,453
4,841,793
Total Common Stocks (Cost $22,810,857) 22,977,855
Total Investments (Cost $22,810,857) — 90.9% 22,977,855
Other assets in excess of liabilities — 9.1% 2,305,766
NET ASSETS - 100.00% $ 25,283,621
At December 31, 2024, the Fund's investments in foreign securities were 5.4% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 3/21/25 $ 616,059 $ 593,575 $ (22,484)
NASDAQ 100 E-Mini Futures ......... 65 3/21/25 28,854,213 27,594,450 (1,259,763)
$ (1,282,247)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 90 3/21/25 $ 10,615,502 $ 10,124,100 $ 491,402
E-Mini S&P 500 Futures .............. 86 3/21/25 26,301,835 25,523,725 778,110
$ 1,269,512
Total unrealized appreciation $ 1,269,512
Total unrealized depreciation (1,282,247)
Total net unrealized appreciation (depreciation) $ (12,735)

Statements of Assets and Liabilities
December 31, 2024
37
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Assets:
Investments, at value (Cost $134,102,579 and $260,378,549) $ 147,965,799 $ 286,614,208 (a)
Cash 529,659 387,705
Deposit with broker for futures contracts 188,257 178,481
Receivables:
Dividends, interest, and securities lending income 194,685 585,791
From Adviser 3,049 —
Variation margin on open futures contracts — 525
Prepaid expenses 248 386
Total Assets 148,881,697 287,767,096
Liabilities:
Payables:
Collateral received on loaned securities — 1,444,608
Variation margin on open futures contracts 2,300 —
Accrued expenses and other payables:
Investment advisory fees 20,163 38,707
Administration fees 3,072 14,432
Custodian fees 629 989
Compliance fees 115 212
Other accrued expenses 21,887 17,799
Total Liabilities 48,166 1,516,747
Commitments and contingencies (Note 5 )
Net Assets:
Capital 191,790,612 303,454,934
Total accumulated earnings (loss) (42,957,081) (17,204,585)
Net Assets $ 148,833,531 $ 286,250,349
Shares outstanding (unlimited shares authorized, no par value): 1,850,000 3,400,000
Net asset value: $ 80 .45 $ 84 .19
(a) Includes $1,406,012 of securities on loan.

Statements of Assets and Liabilities
December 31, 2024
38
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
International
Value Momentum
ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Assets:
Investments, at value (Cost $210,785,957 and $166,763,676) $ 221,705,876 (a) $ 179,733,484 (b)
Foreign currency, at value (Cost $— and $113,976) — 115,678
Cash 328,421 296,948
Deposit with broker for futures contracts 161,979 46,617
Receivables:
Dividends, interest, and securities lending income 415,838 408,060
Investments sold 505,056 —
From Adviser 2,305 13,441
Reclaims 766,643 19,419
Prepaid expenses 413 314
Total Assets 223,886,531 180,633,961
Liabilities:
Payables:
Collateral received on loaned securities 5,057,532 422,332
Foreign currency, at value (Cost $414,061 and $—) 414,305 —
Variation margin on open futures contracts 649 1,174
Accrued foreign capital gains taxes — 710,299
Accrued expenses and other payables:
Investment advisory fees 47,252 46,156
Administration fees 4,319 3,513
Custodian fees 6,757 18,278
Compliance fees 159 145
Other accrued expenses 55,936 67,638
Total Liabilities 5,586,909 1,269,535
Commitments and contingencies (Note 5 )
Net Assets:
Capital 275,600,638 193,623,650
Total accumulated earnings (loss) (57,301,016) (14,259,224)
Net Assets $ 218,299,622 $ 179,364,426
Shares outstanding (unlimited shares authorized, no par value): 4,700,000 3,800,000
Net asset value: $ 46 .45 $ 47 .20
(a) Includes $4,308,856 of securities on loan.
(b) Includes $199,443 of securities on loan.

Statements of Assets and Liabilities
December 31, 2024
39
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
WestEnd Global
Equity ETF
Assets:
Investments, at value (Cost $345,171,940 and $9,382,719) $ 440,011,669 $ 9,225,014
Cash 721,068 70,928
Deposit with broker for futures contracts 408,918 —
Receivables:
Dividends, interest, and securities lending income 299,914 39
From Adviser — 4,906
Total Assets 441,441,569 9,300,887
Liabilities:
Payables:
Variation margin on open futures contracts 4,600 —
Accrued expenses and other payables:
Investment advisory fees 155,284 4,210
Administration fees 8,669 181
Custodian fees 1,562 588
Compliance fees 339 5
Trustees' fees 108 506
Other accrued expenses 16,190 7,636
Total Liabilities 186,752 13,126
Commitments and contingencies (Note 5 )
Net Assets:
Capital 336,481,347 9,437,425
Total accumulated earnings (loss) 104,773,470 (149,664)
Net Assets $ 441,254,817 $ 9,287,761
Shares outstanding (unlimited shares authorized, no par value): 10,970,000 360,000
Net asset value: $ 40 .22 $ 25 .80

Statements of Assets and Liabilities
December 31, 2024
40
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Hedged Equity
Income ETF
Assets:
Investments, at value (Cost $22,810,857) $ 22,977,855
Cash 723,102
Deposit with broker for futures contracts 1,703,355
Receivables:
Dividends and interest 43,464
From Adviser 5,880
Variation margin on open futures contracts 98,900
Prepaid expenses 12,971
Total Assets 25,565,527
Liabilities:
Payables:
Variation margin on open futures contracts 258,425
Accrued expenses and other payables:
Investment advisory fees 9,278
Administration fees 422
Custodian fees 60
Compliance fees 24
Trustees' fees 890
Other accrued expenses 12,807
Total Liabilities 281,906
Commitments and contingencies (Note 5 )
Net Assets:
Capital 24,633,272
Total accumulated earnings (loss) 650,349
Net Assets $ 25,283,621
Shares outstanding (unlimited shares authorized, no par value): 960,000
Net asset value: $ 26 .34

Statements of Operations
For the Six Months Ended December 31, 2024
41
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Investment Income:
Dividends $ 1,593,690 $ 2,531,434
Affiliated dividend income — 17,170
Interest 13,849 19,769
Securities lending (net of fees) 5 13,432
Foreign tax withholding — (2,409)
Total Income 1,607,544 2,579,396
Expenses:
Investment advisory fees 121,228 206,969
Administration fees 44,118 75,308
Sub-Administration fees 9,803 9,803
Custodian fees 4,455 6,571
Trustees' fees 5,298 7,945
Compliance fees 687 1,125
Legal and audit fees 9,865 12,419
Printing fees 6,065 9,894
Other expenses 2,889 7,426
Total Expenses 204,408 337,460
Expenses waived/reimbursed by Adviser (42,777) (4,740)
Net Expenses 161,631 332,720
Net Investment Income (Loss) 1,445,913 2,246,676
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — 343,954
Net realized gains (losses) from unaffiliated investment securities 2,579,218 2,527,444
Net realized gains (losses) from futures contracts 39,371 (123,190)
Net realized gains (losses) from in-kind redemptions 12,253,933 16,666,067
Net change in unrealized appreciation/depreciation on affiliated investment securities — 12,546
Net change in unrealized appreciation/depreciation on unaffiliated investment securities (2,604,210) 842,176
Net change in unrealized appreciation/depreciation on futures contracts (15,546) (5,155)
Net realized/unrealized gains (losses) on investments 12,252,766 20,263,842
Change in net assets resulting from operations $ 13,698,679 $ 22,510,518

Statements of Operations
For the Six Months Ended December 31, 2024
42
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
International Value
Momentum ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Investment Income:
Dividends $ 3,064,083 $ 4,186,367
Interest 21,500 7,227
Securities lending (net of fees) 30,884 6,997
Foreign tax withholding (370,473) (433,884)
Total Income 2,745,994 3,766,707
Expenses:
Investment advisory fees 286,713 277,334
Administration fees 62,598 50,459
Sub-Administration fees 9,803 10,809
Custodian fees 47,138 109,614
Trustees' fees 7,253 6,086
Compliance fees 988 804
Legal and audit fees 16,804 23,271
Line of credit fees 298 971
Printing fees 5,924 6,657
Other expenses 8,638 7,790
Recoupment of prior expenses waived/reimbursed by Adviser 2,047 —
Total Expenses 448,204 493,795
Expenses waived/reimbursed by Adviser (46,847) (77,921)
Net Expenses 401,357 415,874
Net Investment Income (Loss) 2,344,637 3,350,833
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 10,416,450 7,591,419
Foreign taxes on realized gains — (948,635)
Net realized gains (losses) from futures contracts (81,506) (4,143)
Net realized gains (losses) from in-kind redemptions — 210,001
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (11,291,583) (11,978,883)
Net change in unrealized appreciation/depreciation on futures contracts (5,581) (10,288)
Net change in accrued foreign taxes on unrealized gains — 1,943,055
Net realized/unrealized gains (losses) on investments (962,220) (3,197,474)
Change in net assets resulting from operations $ 1,382,417 $ 153,359

Statements of Operations
For the Six Months Ended December 31, 2024
43
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
WestEnd Global
Equity ETF
Investment Income:
Dividends $ 2,812,649 $ 77,616
Interest 27,057 —
Securities lending (net of fees) 2,349 39
Foreign tax withholding (6) —
Total Income 2,842,049 77,655
Expenses:
Investment advisory fees 838,787 11,438
Administration fees 114,452 1,200
Sub-Administration fees 9,803 9,232
Custodian fees 9,778 676
Trustees' fees 11,697 906
Compliance fees 1,730 11
Legal and audit fees 16,062 22,951
Line of credit fees — —
Printing fees — 7,923
Listing fees — 3,000
Other expenses 13,666 2,563
Recoupment of prior expenses waived/reimbursed by Adviser 18,439 —
Total Expenses 1,034,414 59,900
Expenses waived/reimbursed by Adviser (69,001) (46,591)
Net Expenses 965,413 13,309
Net Investment Income (Loss) 1,876,636 64,346
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (2,109,256) (16,550)
Net realized gains (losses) from futures contracts (8,636) —
Net realized gains (losses) from in-kind redemptions 18,479,978 21,291
Net change in unrealized appreciation/depreciation on investment securities 14,646,425 (149,918)
Net change in unrealized appreciation/depreciation on futures contracts (33,606) —
Net realized/unrealized gains (losses) on investments 30,974,905 (145,177)
Change in net assets resulting from operations $ 32,851,541 $ (80,831)

Statements of Operations
For the Six Months Ended December 31, 2024
44
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Hedged Equity
Income ETF (a)
Investment Income:
Dividends $ 330,028
Interest 16,807
Foreign tax withholding (348)
Total Income 346,487
Expenses:
Investment advisory fees 37,934
Administration fees 4,140
Sub-Administration fees 9,956
Custodian fees 1,044
Trustees' fees 1,080
Compliance fees 48
Legal and audit fees 18,447
Printing fees 7,594
Other expenses 4,958
Total Expenses 85,201
Expenses waived/reimbursed by Adviser (43,129)
Net Expenses 42,072
Net Investment Income (Loss) 304,415
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 67,622
Net realized gains (losses) from futures contracts 429,792
Net change in unrealized appreciation/depreciation on investment securities 166,998
Net change in unrealized appreciation/depreciation on futures contracts (12,735)
Net realized/unrealized gains (losses) on investments 651,677
Change in net assets resulting from operations $ 956,092
(a) Commencement of operations on July 11, 2024.

45
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Value
Momentum ETF
VictoryShares US Small Mid Cap
Value Momentum ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,445,913 $ 2,985,082 $ 2,246,676 $ 3,247,780
Net realized gains (losses) 14,872,522 17,975,463 19,414,275 28,437,207
Net change in unrealized appreciation/depreciation (2,619,756) 7,265,440 849,567 4,492,501
Change in net assets resulting from operations 13,698,679 28,225,985 22,510,518 36,177,488
Change in net assets resulting from distributions to shareholders (1,543,340) (3,215,941) (3,311,787) (3,397,494)
Change in net assets resulting from capital transactions (13,224,059) (67,676,067) 42,121,029 (38,509,088)
Change in net assets (1,068,720) (42,666,023) 61,319,760 (5,729,094)
Net Assets:
Beginning of period 149,902,251 192,568,274 224,930,589 230,659,683
End of period $ 148,833,531 $ 149,902,251 $ 286,250,349 $ 224,930,589
Capital Transactions:
Proceeds from shares issued $ 31,797,641 $ — $ 97,067,816 $ 85,593,801
Cost of shares redeemed (45,021,700) (67,676,067) (54,946,787) (124,102,889)
Change in net assets resulting from capital transactions $ (13,224,059) $ (67,676,067) $ 42,121,029 $ (38,509,088)
Share Transactions:
Issued 400,000 — 1,150,000 1,150,000
Redeemed (550,000) (1,000,000) (650,000) (1,700,000)
Change in Shares (150,000) (1,000,000) 500,000 (550,000)

46
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares International
Value Momentum ETF
VictoryShares Emerging Markets
Value Momentum ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,344,637 $ 8,086,391 $ 3,350,833 $ 5,869,894
Net realized gains (losses) 10,334,944 20,590,745 6,848,642 14,008,704
Net change in unrealized appreciation/depreciation (11,297,164) 2,366,739 (10,046,116) 16,135,285
Change in net assets resulting from operations 1,382,417 31,043,875 153,359 36,013,883
Change in net assets resulting from distributions to shareholders (5,742,103) (11,094,687) (9,177,051) (7,084,883)
Change in net assets resulting from capital transactions — (43,853,925) (2,377,929) (8,588,956)
Change in net assets (4,359,686) (23,904,737) (11,401,621) 20,340,044
Net Assets:
Beginning of period 222,659,308 246,564,045 190,766,047 170,426,003
End of period $ 218,299,622 $ 222,659,308 $ 179,364,426 $ 190,766,047
Capital Transactions:
Cost of shares redeemed — (43,853,925) (2,377,929) (8,588,956)
Change in net assets resulting from capital transactions $ — $ (43,853,925) $ (2,377,929) $ (8,588,956)
Share Transactions:
Redeemed — (950,000) (50,000) (200,000)
Change in Shares — (950,000) (50,000) (200,000)

47
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares WestEnd U.S.
Sector ETF
VictoryShares WestEnd Global
Equity ETF
Six
Months
Ended
December 31,
2024
(Unaudited)
Year
Ended
June 30, 2024
Six
Months
Ended
December 31,
2024
(Unaudited)
For the Period
June 21, 2024
(a)
through
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,876,636 $ 2,781,345 $ 64,346 $ 9,115
Net realized gains (losses) 16,362,086 1,329,382 4,741 —
Net change in unrealized appreciation/depreciation 14,612,819 54,552,246 (149,918) (7,787)
Change in net assets resulting from operations 32,851,541 58,662,973 (80,831) 1,328
Change in net assets resulting from distributions to shareholders (2,044,636) (2,737,578) (70,161) —
Change in net assets resulting from capital transactions 31,507,097 141,681,878 6,937,425 2,500,000
Change in net assets 62,314,002 197,607,273 6,786,433 2,501,328
Net Assets:
Beginning of period 378,940,815 181,333,542 2,501,328 —
End of period $ 441,254,817 $ 378,940,815 $ 9,287,761 $ 2,501,328
Capital Transactions:
Proceeds from shares issued $ 96,541,801 $ 161,420,705 $ 7,202,419 $ 2,500,000
Cost of shares redeemed (65,034,704) (19,738,827) (264,994) —
Change in net assets resulting from capital transactions $ 31,507,097 $ 141,681,878 $ 6,937,425 $ 2,500,000
Share Transactions:
Issued 2,470,000 4,890,000 270,000 100,000
Redeemed (1,650,000) (590,000) (10,000) —
Change in Shares 820,000 4,300,000 260,000 100,000
(a) Commencement of operations.

48
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares
Hedged Equity
Income ETF
For the Period
July 11, 2024
(a)
through
December
31, 2024
(Unaudited)
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 304,415
Net realized gains (losses) 497,414
Net change in unrealized appreciation/depreciation 154,263
Change in net assets resulting from operations 956,092
Change in net assets resulting from distributions to shareholders (305,743)
Change in net assets resulting from capital transactions 24,633,272
Change in net assets 25,283,621
Net Assets:
Beginning of period —
End of period $ 25,283,621
Capital Transactions:
Proceeds from shares issued $ 26,195,104
Cost of shares redeemed (1,561,832)
Change in net assets resulting from capital transactions $ 24,633,272
Share Transactions:
Issued 1,020,000
Redeemed (60,000)
Change in Shares 960,000
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
49
See notes to financial statements.
SO
VictoryShares US Value Momentum ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $74.95 $64.19 $60.10 $65.66 $45.30 $50.37 $53.85
Investment Activities:
Net investment income (loss)(b) 0.72 1.25 1.25 1.07 0.81 0.72 1.00
Net realized and unrealized gains
(losses) 5.57 10.84 4.10 (5.52) 20.32 (4.85) (3.59)
Total from Investment
Activities 6.29 12.09 5.35 (4.45) 21.13 (4.13) (2.59)
Distributions to Shareholders from:
Net investment income (0.79) (1.33) (1.27) (1.11) (0.77) (0.94) (0.89)
Total Distributions (0.79) (1.33) (1.27) (1.11) (0.77) (0.94) (0.89)
Net Asset Value, End of Period $80.45 $74.95 $64.19 $60.10 $65.66 $45.30 $50.37
Total Return(c)(d) 8.39% 19.08% 8.99% (6.94)% 47.02% (8.31)% (4.79)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.20% 0.20% 0.20% 0.20% 0.20% 0.20% 0.20%
Net Investment Income (Loss)(e) 1.79% 1.85% 2.00% 1.59% 1.47% 1.80% 2.00%
Gross Expenses(e)(f) 0.25% 0.26% 0.26% 0.27% 0.27% 0.28% 0.25%
Supplemental Data:
Net Assets at end of period
(000's) $148,834 $149,902 $192,568 $267,461 $443,213 $464,347 $468,445
Portfolio Turnover(c)(g) 45% 118% 101% 53% 76% 66% 87%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
VictoryShares US Small Mid Cap Value Momentum ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $77.56 $66.86 $60.55 $72.20 $45.57 $49.54 $57.21
Investment Activities:
Net investment income (loss)(b) 0.69 1.04 1.12 0.88 0.52 0.60 1.00
Net realized and unrealized gains
(losses) 6.96 10.73 6.29 (11.79) 26.84 (3.74) (7.86)
Total from Investment
Activities 7.65 11.77 7.41 (10.91) 27.36 (3.14) (6.86)
Distributions to Shareholders from:
Net investment income (1.02) (1.07) (1.10) (0.74) (0.73) (0.83) (0.81)
Total Distributions (1.02) (1.07) (1.10) (0.74) (0.73) (0.83) (0.81)
Net Asset Value, End of Period $84.19 $77.56 $66.86 $60.55 $72.20 $45.57 $49.54
Total Return(c)(d) 9.89% 17.77% 12.33% (15.24)% 60.47% (6.44)% (11.99)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.24%(g) 0.24%(g) 0.24%(g) 0.24%(g) 0.24%(g) 0.25% 0.25%
Net Investment Income (Loss)(e) 1.63% 1.45% 1.75% 1.26% 0.87% 1.53% 1.98%
Gross Expenses(e)(f) 0.24% 0.25% 0.27% 0.27% 0.28% 0.31% 0.30%
Supplemental Data:
Net Assets at end of period
(000's) $286,250 $224,931 $230,660 $257,356 $299,631 $239,247 $101,564
Portfolio Turnover(c)(h) 51% 104% 126% 70% 78% 70% 88%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

51
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares International Value Momentum ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $47.37 $43.64 $40.14 $49.64 $38.42 $43.16 $48.10
Investment Activities:
Net investment income (loss)(b) 0.50 1.56 1.59 1.41 1.28 0.83 1.30
Net realized and unrealized gains
(losses) (0.20) 4.34 3.33 (9.20) 11.17 (4.35) (4.99)
Total from Investment
Activities 0.30 5.90 4.92 (7.79) 12.45 (3.52) (3.69)
Distributions to Shareholders from:
Net investment income (1.22) (2.17) (1.42) (1.71) (1.23) (1.22) (1.25)
Total Distributions (1.22) (2.17) (1.42) (1.71) (1.23) (1.22) (1.25)
Net Asset Value, End of Period $46.45 $47.37 $43.64 $40.14 $49.64 $38.42 $43.16
Total Return(c)(d) 0.62% 13.82% 12.50% (16.12)% 32.66% (8.39)% (7.70)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(e) 2.04% 3.44% 3.86% 2.96% 2.86% 2.41% 2.90%
Gross Expenses(e)(f) 0.39% 0.39% 0.41% 0.41% 0.42% 0.41% 0.40%
Supplemental Data:
Net Assets at end of period
(000's) $218,300 $222,659 $246,564 $282,957 $357,380 $315,004 $323,693
Portfolio Turnover(c)(g) 58% 84% 105% 68% 90% 62% 87%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
VictoryShares Emerging Markets Value Momentum ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $49.55 $42.08 $40.76 $52.08 $37.91 $41.23 $45.58
Investment Activities:
Net investment income (loss)(b) 0.88 1.48 2.04 1.91 1.36 0.73 1.31
Net realized and unrealized gains
(losses) (0.84) 7.75 1.04 (11.18) 14.10 (2.85) (4.73)
Total from Investment
Activities 0.04 9.23 3.08 (9.27) 15.46 (2.12) (3.42)
Distributions to Shareholders from:
Net investment income (2.39) (1.76) (1.76) (2.05) (1.29) (1.20) (0.93)
Total Distributions (2.39) (1.76) (1.76) (2.05) (1.29) (1.20) (0.93)
Net Asset Value, End of Period $47.20 $49.55 $42.08 $40.76 $52.08 $37.91 $41.23
Total Return(c)(d) 0.86% 22.64% 7.80% (18.34)% 41.48% (5.47)% (7.62)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.45% 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(e) 3.63% 3.34% 5.07% 4.05% 2.98% 2.18% 3.00%
Gross Expenses(e)(f) 0.53% 0.52% 0.61% 0.55% 0.56% 0.57% 0.50%
Supplemental Data:
Net Assets at end of period
(000's) $179,364 $190,766 $170,426 $209,936 $265,591 $164,892 $169,051
Portfolio Turnover(c)(g) 51% 118% 109% 70% 95% 51% 67%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

53
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares WestEnd U.S. Sector ETF
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
October 12,
2022(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $37.33 $31.00 $25.00
Investment Activities:
Net investment income (loss)(b) 0.18 0.34 0.28
Net realized and unrealized gains (losses) 2.90 6.32 5.96
Total from Investment Activities 3.08 6.66 6.24
Distributions to Shareholders from:
Net investment income (0.19) (0.33) (0.24)
Total Distributions (0.19) (0.33) (0.24)
Net Asset Value, End of Period $40.22 $37.33 $31.00
Total Return(c)(d) 8.26% 21.67% 25.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.46% 0.46% 0.42%
Net Investment Income (Loss)(e) 0.89% 1.02% 1.39%
Gross Expenses(e)(f) 0.49% 0.50% 0.67%
Supplemental Data:
Net Assets at end of period (000's) $441,255 $378,941 $181,334
Portfolio Turnover(c)(g) 17% 30% 43%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
VictoryShares WestEnd Global
Equity ETF
Six Months
Ended
December
31, 2024
(Unaudited)
June 21,
2024(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $25.01 $25.00
Investment Activities:
Net investment income (loss)(b) 0.38 0.09
Net realized and unrealized gains (losses) 0.72(c) (0.08)
Total from Investment Activities 1.10 0.01
Distributions to Shareholders from:
Net investment income (0.31) —
Total Distributions (0.31) —
Net Asset Value, End of Period $25.80 $25.01
Total Return(d)(e) 4.34% 0.06%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.60% 0.60%
Net Investment Income (Loss)(f) 2.90% 13.34%
Gross Expenses(f)(g) 2.70% 19.99%
Supplemental Data:
Net Assets at end of period (000's) $9,288 $2,501
Portfolio Turnover(d)(h) 19% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

55
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares
Hedged
Equity
Income ETF
July 11,
2024(a)
through
December
31, 2024
(Unaudited)
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 0.50
Net realized and unrealized gains (losses) 1.29
Total from Investment Activities 1.79
Distributions to Shareholders from:
Net investment income (0.45)
Total Distributions (0.45)
Net Asset Value, End of Period $26.34
Total Return(c)(d) 7.15%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55%
Net Investment Income (Loss)(e) 3.98%
Gross Expenses(e)(f) 1.12%
Supplemental Data:
Net Assets at end of period (000's) $25,284
Portfolio Turnover(c)(g) 20%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
December 31, 2024
Victory Portfolios II
56
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 28 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following seven funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations July 11, 2024.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”), or 10,000 shares in the case of WestEnd U.S. Sector
ETF and WestEnd Global Equity ETF. Creation Units are issued and redeemed in exchange for a basket of securities included in the respective
Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee.
Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
 Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Funds (Legal Name) Funds (Short Name)
VictoryShares US Value Momentum ETF US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF Emerging Markets Value Momentum ETF
VictoryShares WestEnd U.S. Sector ETF WestEnd U.S. Sector ETF
VictoryShares WestEnd Global Equity ETF WestEnd Global Equity ETF
VictoryShares Hedged Equity Income ETF* Hedged Equity Income ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US Value Momentum ETF ............................................... $ 500 2.00%
US Small Mid Cap Value Momentum ETF .................................... 750 2.00%
International Value Momentum ETF ........................................ 3,000 2.00%
Emerging Markets Value Momentum ETF .................................... 5,500 2.00%
WestEnd U.S. Sector ETF ................................................ 100 2.00%
WestEnd Global Equity ETF .............................................. 250 2.00%
Hedged Equity Income ETF .............................................. 250 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
57
(Unaudited)
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Level 1 Level 2 Level 3 Total
US Value Momentum ETF
Common Stocks ............................ $ 147,965,799 $ — $ — $ 147,965,799
Total .................................... $ 147,965,799 $ — $ — $ 147,965,799
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (13,654) — — (13,654)
Total .................................... $ (13,654) $ — $ — $ (13,654)
US Small Mid Cap Value Momentum ETF
Common Stocks ............................ 285,169,551 — 49 285,169,600
Collateral for Securities Loaned ................ 1,444,608 — — 1,444,608
Total .................................... $ 286,614,159 $ — $ 49 $ 286,614,208
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (2,271) — — (2,271)
Total .................................... $ (2,271) $ — $ — $ (2,271)
International Value Momentum ETF
Common Stocks ............................ 216,648,344 — — 216,648,344

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
58
(Unaudited)
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities
Level 1 Level 2 Level 3 Total
International Value Momentum ETF, continued
Collateral for Securities Loaned ................ $ 5,057,532 $ — $ — $ 5,057,532
Total .................................... $ 221,705,876 $ — $ — $ 221,705,876
Other Financial Investments:*
Assets:
Futures Contracts ........................... 135 — — 135
Total .................................... $ 135 $ — $ — $ 135
Emerging Markets Value Momentum ETF
Common Stocks ............................ 179,061,849 — 249,303 179,311,152
Collateral for Securities Loaned ................ 422,332 — — 422,332
Total .................................... $ 179,484,181 $ — $ 249,303 $ 179,733,484
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (7,473) — — (7,473)
Total .................................... $ (7,473) $ — $ — $ (7,473)
WestEnd U.S. Sector ETF
Common Stocks ............................ 440,011,126 — — 440,011,126
Rights ................................... — — 543 543
Total .................................... $ 440,011,126 $ — $ 543 $ 440,011,669
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (30,765) — — (30,765)
Total .................................... $ (30,765) $ — $ — $ (30,765)
WestEnd Global Equity ETF
Exchange-Traded Funds ...................... 9,225,014 — — 9,225,014
Total .................................... $ 9,225,014 $ — $ — $ 9,225,014
Hedged Equity Income ETF
Common Stocks ............................ 22,977,855 — — 22,977,855
Total .................................... $ 22,977,855 $ — $ — $ 22,977,855
Other Financial Investments:*
Assets:
Futures Contracts ........................... 1,269,512 — — 1,269,512
Liabilities:
Futures Contracts ........................... (1,282,247) — — (1,282,247)
Total .................................... $ (12,735) $ — $ — $ (12,735)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
59
(Unaudited)
the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2024, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2024, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 1,269,647 (1,336,410)
US Value Momentum ETF ............................................................... $ – $ 13,654

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
60
(Unaudited)
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2024:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
US Small Mid Cap Value Momentum ETF .................................................... $ – $ 2,271
International Value Momentum ETF ........................................................ 135 –
Emerging Markets Value Momentum ETF .................................................... – 7,473
WestEnd U.S. Sector ETF ................................................................ – 30,765
Hedged Equity Income ETF .............................................................. 1,269,512 1,282,247
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 251688.00 (82911.00)
US Value Momentum ETF ........................................................... $ 39,371 $ (15,546)
US Small Mid Cap Value Momentum ETF ................................................ (123,190) (5,155)
International Value Momentum ETF .................................................... (81,506) (5,581)
Emerging Markets Value Momentum ETF ................................................ (4,143) (10,288)
WestEnd U.S. Sector ETF ............................................................ (8,636) (33,606)
Hedged Equity Income ETF .......................................................... 429,792 (12,735)

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
61
(Unaudited)
income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2024:
* Includes $125,021 securities on loan that were sold prior to December 31, 2024.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The International Value Momentum ETF received European Union (“EU”) reclaims related to prior years. For the year ended June 30, 2024, the
Fund recognized $25,416 related to EU reclaims and $589 in interest and entitlements. These EU reclaims and related interest and entitlements are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2024, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US Small Mid Cap Value Momentum ETF ............................... $ 1,406,012 $ — $ 1,444,608
International Value Momentum ETF ................................... 4,308,856 * — 5,057,532
Emerging Markets Value Momentum ETF ............................... 199,443 — 422,332

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
62
(Unaudited)
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US Value Momentum ETF .................................. $ 71,700,994 $ 71,718,341 $ 31,701,163 $ 45,134,305
US Small Mid Cap Value Momentum ETF ....................... 137,969,843 137,954,042 96,554,734 55,134,591
International Value Momentum ETF ........................... 130,609,159 133,109,798 — —
Emerging Markets Value Momentum ETF ....................... 93,824,263 100,403,308 — 896,276
WestEnd U.S. Sector ETF ................................... 70,647,632 69,067,451 94,954,413 64,339,609
WestEnd Global Equity ETF ................................. 868,638 931,141 7,203,359 264,291
Hedged Equity Income ETF ................................. 3,828,878 3,240,902 23,781,877 1,626,651
US Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.5
Small Mid Cap Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
International Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Emerging Markets Value Momentum ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.4
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.8
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
63
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of the Adviser, will serve as Distributor for the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
WestEnd U.S. Sector ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.8
Victory Strategic Allocation Fund 0.3
Hedged Equity Income ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 60.3
Flat Rate
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52%
Hedged Equity Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
64
(Unaudited)
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of December 31, 2024, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
For the six months ended December 31, 2024, the following recoupments  were paid to the Adviser:
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as
Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2024, the Adviser voluntarily waived the following amounts:
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
In Effect Until
October 31, 2025
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.46%
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Hedged Equity Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%
Amount
International Value Momentum ETF ....................................................................... $ 2,047
WestEnd U.S. Sector ETF ............................................................................... 18,439
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
US Value Momentum ETF .................................. $ 63,351 $ 74,980 $ 38,150 $ 16,474 $ 192,955
International Value Momentum ETF ........................... 61,784 61,004 15,074 9,526 147,388
Emerging Markets Value Momentum ETF ....................... 63,756 216,521 62,440 47,837 390,554
WestEnd U.S. Sector ETF ................................... — 112,524 10,325 765 123,614
WestEnd Global Equity ETF ................................. — — 13,227 45,876 59,103
Hedged Equity Income ETF ................................. — — — 40,661 40,661
Amount
US Value Momentum ETF .............................................................................. $ 26,303
US Small Mid Cap Value Momentum ETF ................................................................... 4,740
International Value Momentum ETF ....................................................................... 37,321
Emerging Markets Value Momentum ETF ................................................................... 30,084
WestEnd U.S. Sector ETF ............................................................................... 68,236
WestEnd Global Equity ETF ............................................................................. 715
Hedged Equity Income ETF ............................................................................. 2,468

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
65
(Unaudited)
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — The International Value Momentum ETF and the Emerging Markets Value Momentum ETF invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Small-Capitalization Stock Risk — Certain Funds invest in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks.
Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Limited History of Operations Risk — WestEnd Global Equity ETF and Hedged Equity Income ETF funds are new and, therefore, have a limited history of operations for investors to evaluate.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Geographic Focus Risk — The WestEnd Global Equity ETF and The Emerging Markets Value Momentum ETF invest in securities from a limited geographic area. To the extent the Funds focus their investments in issuers located in a particular country or region, the Funds are subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Funds may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, such as the information technology sector, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory Funds
Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios II
66
(Unaudited)
Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2024.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2024, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used:
9. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Value Momentum ETF ........................... $ — $ 1,933,333 6.26% $ 2,300,000
Emerging Markets Value Momentum ETF ....................... — 6,705,882 5.88% 26,500,000
Declared Paid
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Hedged Equity Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term
Amount
Long-Term
Amount Total
US Value Momentum ETF ............................................... $ (57,892,972) $ (13,831,262) $ (71,724,234)
US Small Mid Cap Value Momentum ETF .................................... (60,643,195) (1,448,418) (62,091,613)
International Value Momentum ETF ........................................ (58,463,925) (15,094,911) (73,558,836)
Emerging Markets Value Momentum ETF .................................... (21,817,487) (7,246,094) (29,063,581)
WestEnd U.S. Sector ETF ................................................ (4,306,550) (1,566,788) (5,873,338)

Victory Portfolios II
67
(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2024. The
Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement.
The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends;
Tracking error, as applicable; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-
traded funds (“ETFs”) compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a
Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund expenses.

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
68
(Unaudited)
The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board considered that the passively managed Funds could be considered unique as compared to the peer group of ETFs selected by the independent, third-party consultant.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
VictoryShares US Value Momentum ETF:
Performance . Noting that the Fund commenced operations in 2017 and that performance for the Fund’s benchmark index was available only for the one-year period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, outperformed the peer group median for the one-year period, underperformed the peer group median for the three-year period, and matched the peer group median for the five-year period. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Small Mid Cap Value Momentum ETF:
Performance . Noting that the Fund commenced operations in 2017 and that performance for the Fund’s benchmark index was available only for the one-year period,, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period and outperformed the peer group median for all of the periods reviewed. The Board considered the
Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
69
(Unaudited)
willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares International Value Momentum ETF:
Performance . Noting that the Fund commenced operations in 2017 and that performance for the Fund’s benchmark index was available only for the one-year period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, outperformed the peer group median for the one-year period, matched the peer group median for the three-year period, and underperformed the peer group median for the five-year period. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Emerging Markets Value Momentum ETF:
Performance . Noting that the Fund commenced operations in 2017 and that performance for the Fund’s benchmark index was available only for the one-year period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period and outperformed the peer group median for all of the periods reviewed. The Board considered the
Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares WestEnd U.S. Sector ETF:
Performance . Noting that the Fund commenced operations in 2022, the Board compared the Fund’s one-year performance for the period ended
June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index for the period reviewed and outperformed the peer group median for the period reviewed.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund; (ii) it

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
70
(Unaudited)
was generally satisfied with the nature, quality and extent of the services provide by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.
Considerations of the Board in Approving the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf VictoryShares Hedged Equity ETF at a meeting, which was called for that purpose, on May 21,
2024. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.
The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Fund, which also serves as independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board recognized that management was proposing to add the Fund as an investment portfolio of the Trust and that the Fund had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services to be provided by the Adviser;
The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Fund;
The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund share-
holders as the Fund grows;
Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The estimated total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The expected profitability of the Adviser with respect to the Adviser’s relationship with the Fund;
Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits expected to be received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Fund for administration and fund accounting services;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed the Fund’s proposed gross management fee both in the context of the Adviser’s expected profitability from the Fund and the historical costs associated with operating similar funds. The Board acknowledged that the Fund’s profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Fund’s expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fee with comparable exchange-traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser’s commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Fund were being proposed at this time.
The Board reviewed various other factors with respect to the Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Supplemental Information — continued
December 31, 2024
Victory Portfolios II
71
(Unaudited)
Approval of the Agreement on Behalf of the Fund
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the
Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an initial two-year period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser’s relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services to be provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and their inclusion in a broad-based family of funds, which could entail a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing quality portfolio management teams; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-ETF-SAR (12/24)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios II

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Executive Officer

Date      March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      March 7, 2025

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      March 7, 2025